                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3618

                         Metropolitan Series Fund, Inc.
               (Exact name of registrant as specified in charter)

        501 Boylston Street                                      02116
        Boston, Massachusetts                                 (Zip Code)
(Address of Principal Executive Office)

                             JAMES L. LIPSCOMB, ESQ.
                               MetLife Group, Inc.
                                1 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:
                              THOMAS M. LENZ, ESQ.
                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116

Registrant's telephone number, including area code: 617-578-3104

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2003 to June 30, 2003

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

                                                 METROPOLITAN SERIES FUND, INC.
                                                              SEMIANNUAL REPORT
                                                                  JUNE 30, 2003

[PHOTO]

Rainbow


[LOGO] MetLife/R/

METROPOLITAN SERIES FUND, INC.

 SEMIANNUAL REPORTS TABLE OF CONTENTS



           State Street Research Money Market Portfolio...... MSF-1

           Lehman Brothers Aggregate Bond Index Portfolio.... MSF-5

           Salomon Brothers Strategic Bond Opportunities
             Portfolio....................................... MSF-18

           Salomon Brothers U.S. Government Portfolio........ MSF-28

           State Street Research Bond Income Portfolio....... MSF-34

           Balanced Portfolio................................ MSF-43

           MFS Total Return Portfolio........................ MSF-54

           State Street Research Diversified Portfolio....... MSF-63

           Alger Equity Growth Portfolio..................... MSF-74

           Capital Guardian U.S. Equity Portfolio............ MSF-79

           Davis Venture Value Portfolio..................... MSF-85

           FI Structured Equity Portfolio.................... MSF-90

           Harris Oakmark Large Cap Value Portfolio.......... MSF-96

           Jennison Growth Portfolio......................... MSF-101

           Met/Putnam Voyager Portfolio...................... MSF-106

           MetLife Stock Index Portfolio..................... MSF-112

           MFS Investors Trust Portfolio..................... MSF-122

           MFS Research Managers Portfolio................... MSF-128

           State Street Research Investment Trust Portfolio.. MSF-134

           State Street Research Large Cap Value Portfolio... MSF-139

           T. Rowe Price Large Cap Growth Portfolio.......... MSF-144

           Zenith Equity Portfolio........................... MSF-149

           FI Mid Cap Opportunities Portfolio................ MSF-153

           Harris Oakmark Focused Value Portfolio............ MSF-158

           Janus Mid Cap Portfolio........................... MSF-162

           MetLife Mid Cap Stock Index Portfolio............. MSF-168

           Neuberger Berman Partners Mid Cap Value Portfolio. MSF-177

           State Street Research Aggressive Growth Portfolio. MSF-182

           Franklin Templeton Small Cap Growth Portfolio..... MSF-187

           Loomis Sayles Small Cap Portfolio................. MSF-193

           Russell 2000 Index Portfolio...................... MSF-200

           State Street Research Aurora Portfolio............ MSF-222

           T. Rowe Price Small Cap Growth Portfolio.......... MSF-229

           Morgan Stanley EAFE Index Portfolio............... MSF-236

           Putnam International Stock Portfolio.............. MSF-249

           Scudder Global Equity Portfolio................... MSF-255

METROPOLITAN SERIES FUND, INC.

 SEMIANNUAL REPORTS TABLE OF CONTENTS



           Notes to Statement of Investments................. MSF-261

           Notes to Financial Statements..................... MSF-263

             Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE Index, Lehman Brothers sponsors the Lehman Brothers Aggregate Bond Index, Standard & Poor's sponsors the S&P 500 Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000 Index (together referred to as "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Portfolios or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMERCIAL PAPER--100.0% OF TOTAL NET ASSETS


       FACE                                   INTEREST MATURITY    VALUE
      AMOUNT    ISSUE                           RATE     DATE     (NOTE 1)
    ------------------------------------------------------------------------

                ASSET BACKED--20.7%
    $40,000,000 Delaware Funding Corp.
                 (144A)......................  1.300%  07/01/03 $ 40,000,000
      6,779,000 Windmill Funding Corp........  1.300%  07/01/03    6,779,000
     16,512,000 CXC, Inc.....................  1.250%  07/03/03   16,510,853
      8,000,000 Edison Asset Security........  1.250%  07/08/03    7,998,056
      8,500,000 Restructured Asset Securities
                 Enhanced (144A) (d).........  1.330%  07/15/03    8,500,000
     10,000,000 Edison Asset Security........  1.250%  07/24/03    9,992,014
     25,000,000 Windmill Funding Corp........  1.230%  07/30/03   24,975,229
     20,000,000 Preferred Receivables
                 Funding Corp................  1.050%  08/05/03   19,979,583
      9,000,000 CXC, Inc.....................  1.180%  08/07/03    8,989,085
     12,706,000 FCAR Owner Trust.............  1.210%  08/22/03   12,683,793
      7,000,000 FCAR Owner Trust.............  1.200%  09/19/03    6,981,333
          1,687 Volkswagen Auto Lease
                 Trust.......................  1.390%  11/20/03        1,691
                                                                ------------
                                                                 163,390,637
                                                                ------------

                BUILDING & CONSTRUCTION--2.3%
     10,000,000 Sheffield Receivables Corp.
                 (144A)                        1.250%  07/10/03    9,996,875
      8,000,000 Sheffield Receivables Corp.
                 (144A)                        1.070%  07/15/03    7,996,671
                                                                ------------
                                                                  17,993,546
                                                                ------------

                CHEMICALS--1.2%
      9,484,000 E.I. Du Pont de Nemours......  0.900%  08/08/03    9,474,990
                                                                ------------

                COMMUNICATION SERVICES--4.9%
     19,000,000 BellSouth Corp...............  1.100%  07/01/03   19,000,000
     20,000,000 BellSouth Corp...............  0.940%  07/01/03   20,000,000
                                                                ------------
                                                                  39,000,000
                                                                ------------

                CONGLOMERATES--4.9%
      9,000,000 General Electric Capital
                 Corp........................  1.220%  07/22/03    8,993,595
     15,000,000 General Electric Capital
                 Corp........................  1.240%  07/24/03   14,988,117
     15,000,000 General Electric Capital
                 Corp........................  1.180%  08/27/03   14,971,975
                                                                ------------
                                                                  38,953,687
                                                                ------------

                DRUGS & HEALTH CARE--3.0%
     24,100,000 Merck & Co., Inc.............  1.100%  08/14/03   24,067,599
                                                                ------------

                FEDERAL AGENCIES--10.5%
      5,000,000 Federal Home Loan Banks......  1.425%  03/08/04    5,000,000
      5,000,000 Federal National Mortgage
                 Association.................  1.380%  05/07/04    5,000,000
     18,000,000 Federal Home Loan Banks......  1.250%  07/02/04   18,009,787
     25,000,000 Federal Home Loan Banks......  1.230%  07/06/04   25,000,000
     30,000,000 Federal National Mortgage
                 Association.................  1.060%  07/20/04   30,000,000
                                                                ------------
                                                                  83,009,787
                                                                ------------

        FACE                                INTEREST MATURITY    VALUE
       AMOUNT    ISSUE                        RATE     DATE     (NOTE 1)
     ----------------------------------------------------------------------

                 FINANCE & BANKING--17.4%
     $20,000,000 Citicorp..................  1.020%  07/02/03 $ 19,999,433
      20,000,000 UBS Finance, Inc..........  1.060%  07/03/03   19,998,822
      15,000,000 Bank of America Corp......  1.220%  07/07/03   14,996,950
      11,000,000 Toronto Dominion
                  Holdings.................  1.200%  07/07/03   10,997,800
      20,000,000 Bankamerica Corp..........  1.200%  08/07/03   19,975,333
      30,000,000 Canadian Imperial Holding,
                  Inc......................  1.220%  08/11/03   29,958,317
       8,000,000 Canadian Imperial Holding,
                  Inc......................  1.260%  08/19/03    7,986,280
      10,000,000 UBS Finance, Inc..........  0.930%  09/18/03    9,979,592
       1,500,000 CIT Group, Inc............  7.500%  11/14/03    1,529,338
       2,000,000 CIT Group, Inc............  2.540%  01/09/04    2,005,547
                                                              ------------
                                                               137,427,412
                                                              ------------

                 FINANCIAL SERVICES--12.9%
      20,000,000 American Express Credit
                  Corp.....................  1.230%  07/11/03   19,993,167
      30,565,000 Pitney Bowes, Inc.........  1.180%  07/21/03   30,544,960
      15,000,000 Household Finance Corp....  1.200%  07/29/03   14,986,000
       7,000,000 Bavaria GLB Corp. (144A)..  1.200%  08/20/03    6,987,646
      30,000,000 Clipper Receivables Corp.
                  (144A)...................  1.000%  09/10/03   29,940,833
                                                              ------------
                                                               102,452,606
                                                              ------------

                 FOOD & BEVERAGES--2.4%
       4,030,000 Archer Daniels Midland Co.  1.220%  07/02/03    4,029,863
      15,000,000 Archer Daniels Midland Co.  1.210%  07/08/03   14,996,471
                                                              ------------
                                                                19,026,334
                                                              ------------

                 FOREIGN GOVERNMENT--4.2%
      23,204,000 Province of Quebec........  1.200%  07/17/03   23,191,625
      10,000,000 Province of Quebec........  0.910%  12/03/03    9,960,819
                                                              ------------
                                                                33,152,444
                                                              ------------

                 INVESTMENT BROKERAGE--10.5%
       9,000,000 Goldman Sachs Group, L.P..  1.260%  07/07/03    8,998,110
      15,000,000 Morgan Stanley............  1.230%  07/11/03   14,994,875
       9,000,000 Goldman Sachs Group, L.P..  1.260%  07/14/03    8,995,905
       5,000,000 J.P. Morgan Chase & Co....  1.240%  07/22/03    4,996,384
      30,000,000 J.P. Morgan Chase & Co....  1.190%  08/06/03   29,964,300
      15,000,000 Goldman Sachs Group, L.P..  1.210%  08/22/03   14,973,783
                                                              ------------
                                                                82,923,357
                                                              ------------

                 MEDIA--3.8%
      30,000,000 Gannett Co., Inc..........  1.050%  07/10/03   29,992,125
                                                              ------------

                 UTILITIES--1.3%
       5,000,000 Hydro Quebec..............  1.260%  08/26/03    4,990,200
       5,000,000 Hydro Quebec..............  1.250%  08/26/03    4,990,278
                                                              ------------
                                                                 9,980,478
                                                              ------------
                 Total Commercial Paper
                  (Cost $790,845,002)...............           790,845,002
                                                              ------------
                 Total Investments--100.0%
                  (Cost $790,845,002) (a)...........           790,845,002
                 Other assets less liabilities--0.0%              (334,956)
                                                              ------------
                 TOTAL NET ASSETS--100.0%...........          $790,510,046
                                                              ============

                See accompanying notes to financial statements.

                                     MSF-1

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value........................            $790,845,002
      Cash........................................                   2,672
      Receivable for:
       Fund shares sold...........................               1,815,086
       Dividends and interest.....................                  90,839
                                                              ------------
        Total Assets..............................             792,753,599
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $1,709,018
      Accrued expenses:
       Management fees............................    230,538
       Service and distribution fees..............     15,094
       Deferred trustees fees.....................    138,071
       Other expenses.............................    150,832
                                                   ----------
        Total Liabilities.........................               2,243,553
                                                              ------------
    NET ASSETS....................................            $790,510,046
                                                              ============
      Net assets consist of:
       Capital paid in............................            $790,510,074
       Accumulated net realized gains (losses)....                     (28)
                                                              ------------
    NET ASSETS....................................            $790,510,046
                                                              ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($718,197,278 divided by 7,181,973
     shares outstanding)..........................            $     100.00
                                                              ============
    CLASS B
    Net asset value and redemption price per share
     ($71,545,428 divided by 715,454 shares
     outstanding).................................            $     100.00
                                                              ============
    CLASS E
    Net asset value and redemption price per share
     ($767,340 divided by 7,673 shares
     outstanding).................................            $     100.00
                                                              ============
    Identified cost of investments................            $790,845,002
                                                              ============

 STATEMENT OF OPERATIONS (UNAUDITED)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

        INVESTMENT INCOME
          Interest................................          $3,454,041
                                                            ----------
        EXPENSES
          Management fees......................... $943,110
          Service and distribution fees--Class B..   86,589
          Service and distribution fees--Class E..       91
          Directors' fees and expenses............    8,724
          Custodian...............................   64,891
          Audit and tax services..................   11,150
          Legal...................................    8,638
          Printing................................   73,123
          Insurance...............................    4,378
          Miscellaneous...........................      254
                                                   --------
          Total Expenses..........................           1,200,948
                                                            ----------
        NET INVESTMENT INCOME.....................           2,253,093
                                                            ----------
        REALIZED AND UNREALIZED GAIN (LOSS)
        Realized gain (loss) on:
          Investments--net........................                 (28)
                                                            ----------
        NET GAIN (LOSS)...........................                 (28)
                                                            ----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
         OPERATIONS...............................          $2,253,065
                                                            ==========

                See accompanying notes to financial statements.

                                     MSF-2

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
 UPDATE PER COPY (UNAUDITED)



                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  2,253,093  $  4,773,934
  Net realized gain (loss)..........................................          (28)            0
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    2,253,065     4,773,934
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income............................................
    Class A.........................................................   (2,033,724)   (4,382,363)
    Class B.........................................................     (218,964)     (391,571)
    Class E.........................................................         (405)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,253,093)   (4,773,934)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  401,098,598    96,623,689
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  401,098,570    96,623,689

NET ASSETS
  Beginning of the period...........................................  389,411,476   292,787,787
                                                                     ------------  ------------
  End of the period................................................. $790,510,046  $389,411,476
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003            DECEMBER 31, 2002
                                                               -------------------------  -------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  -------------  ----------  -------------
CLASS A
  Sales.......................................................  2,014,649  $ 201,464,230   4,684,084  $ 468,408,192
  Shares issued through acquisition...........................  4,418,122    441,812,202     541,164     54,116,352
  Reinvestments...............................................     20,337      2,033,724      43,821      4,382,363
  Redemptions................................................. (2,592,646)  (259,263,988) (4,721,369)  (472,136,885)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................  3,860,462  $ 386,046,168     547,700  $  54,770,022
                                                               ==========  =============  ==========  =============
CLASS B
  Sales.......................................................    543,311  $  54,331,207     606,647  $  60,664,640
  Reinvestments...............................................      2,190        218,964       3,915        391,571
  Redemptions.................................................   (402,651)   (40,265,081)   (192,025)   (19,202,544)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................    142,850  $  14,285,090     418,537  $  41,853,667
                                                               ==========  =============  ==========  =============
CLASS E
  Sales.......................................................     14,983  $   1,498,253           0  $           0
  Reinvestments...............................................          4            405           0              0
  Redemptions.................................................     (7,313)      (731,318)          0              0
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................      7,674  $     767,340           0  $           0
                                                               ==========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions.  4,010,986  $ 401,098,598     966,237  $  96,623,689
                                                               ==========  =============  ==========  =============

                See accompanying notes to financial statements.

                                     MSF-3

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                     CLASS A
                                                         ---------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                    YEAR ENDED DECEMBER 31,
                                                           JUNE 30,     ------------------------------------------------
                                                             2003         2002      2001      2000      1999      1998
                                                         ----------     --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 100.00      $ 100.00  $ 100.00  $ 100.00  $ 100.00  $ 100.00
                                                          --------      --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................      0.44          1.41      3.88      6.05      4.85      5.13
                                                          --------      --------  --------  --------  --------  --------
  Total from investment operations......................      0.44          1.41      3.88      6.05      4.85      5.13
                                                          --------      --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income..............     (0.44)        (1.41)    (3.88)    (6.05)    (4.85)    (5.13)
                                                          --------      --------  --------  --------  --------  --------
  Total distributions...................................     (0.44)        (1.41)    (3.88)    (6.05)    (4.85)    (5.13)
                                                          --------      --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD..........................  $ 100.00      $ 100.00  $ 100.00  $ 100.00  $ 100.00  $ 100.00
                                                          ========      ========  ========  ========  ========  ========
TOTAL RETURN (%)........................................       0.4  (b)      1.4       4.0       6.2       5.0       5.3
Ratio of Operating Expenses to Average Net Assets (%)...      0.41  (c)     0.43      0.42      0.41      0.40      0.45
Ratio of Net Investment Income to Average Net Assets (%)      0.87  (c)     1.40      3.80      6.04      4.89      5.15
Net Assets, End of Period (000).........................  $718,197      $332,151  $277,381  $242,346  $307,712  $203,597

                                                                         CLASS B                       CLASS E
                                                         ------------------------------------     -----------------
                                                         SIX MONTHS       YEAR     MAY 1, 2001(A) APRIL 23, 2003(A)
                                                           ENDED         ENDED        THROUGH          THROUGH
                                                          JUNE 30,    DECEMBER 31,  DECEMBER 31,      JUNE 30,
                                                            2003          2002          2001            2003
                                                         ----------   ------------ -------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $100.00       $100.00       $100.00          $100.00
                                                          -------       -------       -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................     0.31          1.16          1.95             0.13
                                                          -------       -------       -------          -------
  Total from investment operations......................     0.31          1.16          1.95             0.13
                                                          -------       -------       -------          -------
LESS DISTRIBUTIONS
  Distributions from net investment income..............    (0.31)        (1.16)        (1.95)           (0.13)
                                                          -------       -------       -------          -------
  Total distributions...................................    (0.31)        (1.16)        (1.95)           (0.13)
                                                          -------       -------       -------          -------
NET ASSET VALUE, END OF PERIOD..........................  $100.00       $100.00       $100.00          $100.00
                                                          =======       =======       =======          =======
TOTAL RETURN (%)........................................      0.3 (b)       1.2           2.0 (b)          0.1 (b)
Ratio of Operating Expenses to Average Net Assets (%)...     0.66 (c)      0.68          0.67 (c)         0.56 (c)
Ratio of Net Investment Income to Average Net Assets (%)     0.63 (c)      1.15          1.65 (c)         0.66 (c)
Net Assets, End of Period (000).........................  $71,545       $57,260       $15,407          $   767

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.


                See accompanying notes to financial statements.

                                     MSF-4

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--97.7% OF TOTAL NET ASSETS


           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
        ----------------------------------------------------------------

                    AEROSPACE & DEFENSE--0.6%
        $   700,000 Lockheed Martin Corp. 8.200%, 12/01/09. $    885,838
            900,000 Lockheed Martin Corp. 7.375%, 04/15/13.    1,104,701
            233,000 Raytheon Co. 6.750%, 08/15/07..........      266,410
          1,000,000 The Boeing Co. 8.100%, 11/15/06........    1,167,528
            460,000 The Boeing Co. 7.250%, 06/15/25........      541,316
            200,000 United Technologies Corp.
                     7.500%, 09/15/29......................      258,032
                                                            ------------
                                                               4,223,825
                                                            ------------

                    AIRLINES--0.1%
            750,000 Southwest Airlines Co. 6.500%, 03/01/12      823,942
                                                            ------------

                    ALUMINUM--0.3%
            300,000 Alcoa, Inc. 6.500%, 06/01/11...........      348,720
            400,000 Alcoa, Inc. 6.000%, 01/15/12...........      450,954
          1,000,000 Alcoa, Inc. 5.375%, 01/15/13...........    1,087,584
                                                            ------------
                                                               1,887,258
                                                            ------------

                    ASSET BACKED--1.6%
            190,000 California Infrastructure-Pacific Gas &
                     Electric Co. 6.480%, 12/26/09.........      216,967
            500,000 Centex Home Equity Loan Trust
                     3.750%, 12/25/31......................      504,413
            115,000 Chase Credit Card Owner Trust
                     6.660%, 01/15/07......................      120,681
            300,000 Chase Funding Mortgage Loan
                     6.550%, 03/25/13......................      326,484
          1,000,000 Chase Funding Mortgage Loan
                     4.788%, 03/25/20......................    1,010,514
            500,000 Chase Funding Mortgage Loan
                     3.303%, 11/25/29......................      506,284
            500,000 Chase Manhattan Auto Owner Trust
                     1.520%, 05/15/07 (d)..................      499,807
            125,000 Chemical Master Credit Card Trust I
                     5.980%, 09/15/08......................      134,896
          1,000,000 Citibank Credit Card Issuance Trust
                     4.100%, 12/07/06......................    1,038,248
            190,000 Citibank Credit Card Issuance Trust
                     7.450%, 09/15/07......................      209,119
            228,000 Citibank Credit Card Master Trust I
                     5.300%, 01/09/06......................      232,873
            600,000 Citibank Credit Card Master Trust I
                     6.100%, 05/15/08......................      667,920
          1,000,000 DaimlerChrysler Auto Trust
                     3.850%, 04/06/06......................    1,025,406
            435,000 Detroit Edison Co. 6.190%, 03/01/13....      503,556
          1,000,000 Discover Card Master Trust I
                     5.300%, 11/16/06......................    1,035,174
            175,000 First USA Credit Card Master Trust
                     5.280%, 09/18/06......................      178,932
            170,000 PP&L Transition Bond, L.L.C.
                     6.830%, 03/25/07......................      180,068
            830,684 Reliant Energy Transition Bond
                     3.840%, 09/15/07......................      858,256

          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                   ASSET BACKED--(CONTINUED)
       $    65,968 Residential Asset Securities Corp.
                    5.751%, 03/25/27........................ $     66,689
           500,000 Saxon Asset Securities Trust
                    6.190%, 08/25/22........................      516,223
           200,000 Standard Credit Card Master Trust I
                    7.250%, 04/07/08........................      228,259
         1,000,000 WFS Financial Owner Trust
                    5.180%, 03/20/09........................    1,052,967
                                                             ------------
                                                               11,113,736
                                                             ------------

                   AUTO PARTS--0.0%
           300,000 Delphi Automotive Systems Corp.
                    7.125%, 05/01/29 (c)....................      307,535
                                                             ------------

                   AUTOMOBILES--0.5%
         1,632,000 General Motors Corp. 6.750%, 05/01/28 (c)    1,365,359
           600,000 DaimlerChrysler North America
                    6.400%, 05/15/06........................      648,589
           350,000 DaimlerChrysler North America
                    8.000%, 06/15/10........................      404,845
           400,000 Ford Motor Co. 7.250%, 10/01/08 (c)......      426,394
           250,000 Ford Motor Co. 6.500%, 08/01/18 (c)......      220,164
           500,000 Ford Motor Co. 6.375%, 02/01/29..........      404,536
                                                             ------------
                                                                3,469,887
                                                             ------------

                   BANKS--0.9%
           230,000 ABN-AMRO Bank NV (New York Branch)
                    7.750%, 05/15/23........................      280,493
           500,000 ABN-AMRO Bank NV (New York Branch)
                    7.125%, 10/15...........................      577,565
           300,000 Bank of America Corp. 7.400%, 01/15/11...      368,484
           250,000 Bank One Corp. 7.625%, 08/01/05..........      279,829
         1,500,000 Bank One Corp. 7.600%, 05/01/07..........    1,772,643
           500,000 Bank One N.A. (Illinois) 5.500%, 03/26/07      553,679
         1,000,000 MBNA America Bank National
                    7.125%, 11/15/12........................    1,173,069
           300,000 Wells Fargo & Co. 5.900%, 05/21/06.......      332,282
           500,000 Wells Fargo & Co. 5.125%, 02/15/07.......      546,568
           500,000 Wells Fargo & Co. 5.125%, 09/01/12.......      535,712
                                                             ------------
                                                                6,420,324
                                                             ------------

                   BUILDING & CONSTRUCTION--0.1%
           500,000 Centex Corp. 7.500%, 01/15/12 (c)........      599,537
                                                             ------------

                   CHEMICALS--0.5%
         2,000,000 Chevron Phillips Chemical Co., L.L.C.
                    5.375%, 06/15/07........................    2,154,766
           300,000 E. I. du Pont de Nemours 6.875%, 10/15/09      361,614
           500,000 Praxair, Inc. 6.625%, 10/15/07...........      575,167
           300,000 Rohm & Haas Co. 7.400%, 07/15/09.........      366,143
                                                             ------------
                                                                3,457,690
                                                             ------------

                See accompanying notes to financial statements.

                                     MSF-5

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ---------------------------------------------------------------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--1.8%
     $ 1,000,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 7.900%, 02/15/32 (d).................. $  1,241,693
         800,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 7.080%, 06/15/09......................      949,138
         200,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 7.780%, 02/15/32......................      245,142
         500,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 5.610%, 11/15/33......................      556,695
         500,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 6.480%, 02/15/35......................      583,778
         250,000 Chase Commercial Mortgage Securities Corp.
                  6.390%, 11/18/30...........................      286,761
         500,000 First Union Commercial Mortgage Trust
                  6.070%, 10/15/35...........................      566,515
         450,000 First Union Lehman Brothers Bank of America
                  Commercial Mortgage Trust
                  6.560%, 11/18/35...........................      518,226
       1,000,000 J.P. Morgan Chase Commercial Mortgage
                  Securities 6.044%, 11/15/35................    1,129,903
       1,484,390 J.P. Morgan Chase Commercial Mortgage
                  Securities 4.275%, 01/12/37................    1,545,511
         500,000 LB-UBS Commercial Mortgage Trust
                  6.462%, 03/15/31...........................      583,054
         250,000 Lehman Brothers Commercial Conduit Mortgage
                  Trust 6.210%, 10/15/35.....................      284,714
         500,000 Morgan Stanley Dean Witter Capital I Trust
                  4.800%, 09/15/37...........................      532,365
       1,000,000 Salomon Brothers Commercial Mortgage Trust
                  6.428%, 12/18/35...........................    1,159,789
         500,000 Salomon Brothers Commercial Mortgage Trust
                  5.045%, 03/18/36...........................      531,421
         400,000 Structured Asset Securities Corp.
                  6.950%, 03/12/07...........................      451,850
       1,000,000 Trizechahn Office Properties Trust (144A)
                  6.211%, 03/15/13...........................    1,126,334
                                                              ------------
                                                                12,292,889
                                                              ------------

                 COMPUTERS & BUSINESS EQUIPMENT--0.3%
       1,000,000 International Business Machines Corp.
                  7.500%, 06/15/13...........................    1,258,931
         425,000 International Business Machines Corp.
                  8.375%, 11/01/19...........................      579,224
                                                              ------------
                                                                 1,838,155
                                                              ------------

                 CONGLOMERATES--0.2%
         930,000 General Electric Co. 5.000%, 02/01/13.......      983,778
         300,000 Honeywell International, Inc.
                  7.500%, 03/01/10...........................      364,209
                                                              ------------
                                                                 1,347,987
                                                              ------------

                 CONSTRUCTION MATERIALS--0.0%
         250,000 Caterpillar, Inc. 7.250%, 09/15/09..........      303,298
                                                              ------------

          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                   COSMETICS & PERSONAL CARE--0.1%
       $   400,000 Procter & Gamble Co. 6.600%, 12/15/04.... $    430,586
           200,000 Procter & Gamble Co. 6.450%, 01/15/26 (c)      232,545
                                                             ------------
                                                                  663,131
                                                             ------------

                   DRUGS & HEALTH CARE--0.3%
           145,000 Abbott Laboratories 5.600%, 10/01/03.....      146,596
           300,000 Abbott Laboratories 5.625%, 07/01/06.....      331,296
           400,000 Anthem, Inc. 6.800%, 08/01/12............      463,804
           500,000 Bristol-Myers Squibb Co. 4.750%, 10/01/06      535,956
           250,000 Johnson & Johnson 6.950%, 09/01/29.......      315,787
           300,000 Merck & Co., Inc. 5.950%, 12/01/28.......      334,064
                                                             ------------
                                                                2,127,503
                                                             ------------

                   ELECTRIC UTILITIES--1.6%
           235,000 Commonwealth Edison Co.
                    6.400%, 10/15/05........................      257,653
           150,000 Consolidated Edison Co. of New York, Inc.
                    6.450%, 12/01/07........................      173,113
         1,000,000 Consolidated Edison Co. of New York, Inc.
                    7.500%, 09/01/10........................    1,217,648
         1,445,000 Dominion Resources, Inc. 7.625%, 07/15/05    1,605,753
           300,000 Dominion Resources, Inc. 8.125%, 06/15/10      368,786
           500,000 Duke Energy Co. 6.250%, 01/15/12.........      558,515
           300,000 Exelon Generation Co., L.L.C.
                    6.950%, 06/15/11........................      348,072
           500,000 FirstEnergy Corp. 5.500%, 11/15/06.......      535,104
         1,081,000 K N Energy, Inc. 6.650%, 03/01/05........    1,164,348
           226,829 Niagara Mohawk Power Corp.
                    7.625%, 10/01/05........................      253,343
           500,000 Progress Energy, Inc. 7.000%, 10/30/31...      555,612
           500,000 PSE&G Power, L.L.C. 7.750%, 04/15/11.....      595,639
         1,000,000 PSE&G Power, L.L.C. 8.625%, 04/15/31.....    1,292,819
           600,000 Puget Sound Energy, Inc. 7.960%, 02/22/10      720,760
         1,000,000 Tennessee Valley Authority
                    6.000%, 03/15/13........................    1,171,060
           400,000 Virginia Electric & Power Co.
                    5.375%, 02/01/07........................      434,549
                                                             ------------
                                                               11,252,774
                                                             ------------

                   ENVIRORMENTAL CONTROL--0.2%
         1,265,000 USA Waste Services, Inc. 7.000%, 07/15/28    1,434,251
                                                             ------------

                   FEDERAL AGENCIES--45.3%
         1,650,000 Federal Farm Credit Bank 6.380%, 11/27/06    1,885,239
         1,000,000 Federal Farm Credit Bank 5.750%, 01/18/11    1,145,490
         3,800,000 Federal Home Loan Bank 3.875%, 12/15/04..    3,945,084
           400,000 Federal Home Loan Bank 6.340%, 06/13/05..      438,645
         5,000,000 Federal Home Loan Bank 6.500%, 11/15/05..    5,568,149
         2,500,000 Federal Home Loan Bank 4.125%, 11/15/06..    2,664,000
         1,070,000 Federal Home Loan Bank 7.250%, 02/15/07..    1,258,577
         1,500,000 Federal Home Loan Bank 4.250%, 11/13/09..    1,595,100
         1,000,000 Federal Home Loan Bank 3.875%, 02/12/10..    1,036,570
         1,500,000 Federal Home Loan Bank
                    3.875%, 06/14/13 (c)....................    1,502,640

                See accompanying notes to financial statements.

                                     MSF-6

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


                 FACE                                   VALUE
                AMOUNT                                 (NOTE 1)
              ---------------------------------------------------

                          FEDERAL AGENCIES--(CONTINUED)
              $ 6,150,579 Federal Home Loan Bank
                           6.000%, 05/01/17......... $  6,400,815
                3,000,000 Federal Home Loan Mortgage
                           6.250%, 07/15/04.........    3,158,490
                6,000,000 Federal Home Loan Mortgage
                           1.875%, 01/15/05.........    6,054,060
                7,000,000 Federal Home Loan Mortgage
                           1.750%, 05/15/05 (c).....    7,049,350
                1,000,000 Federal Home Loan Mortgage
                           7.000%, 07/15/05 (c).....    1,111,320
                4,000,000 Federal Home Loan Mortgage
                           2.875%, 09/15/05.........    4,117,360
                6,500,000 Federal Home Loan Mortgage
                           3.500%, 09/15/07 (c).....    6,791,395
                2,875,000 Federal Home Loan Mortgage
                           7.000%, 03/15/10.........    3,520,121
                  191,519 Federal Home Loan Mortgage
                           7.000%, 06/01/11.........      203,530
                  211,607 Federal Home Loan Mortgage
                           7.000%, 12/01/15.........      224,458
                  387,539 Federal Home Loan Mortgage
                           7.500%, 03/01/16.........      413,430
                  522,759 Federal Home Loan Mortgage
                           6.000%, 04/01/16.........      543,658
                3,495,207 Federal Home Loan Mortgage
                           5.500%, 11/01/17.........    3,621,091
               15,833,842 Federal Home Loan Mortgage
                           5.000%, 05/01/18.........   16,368,652
                  223,214 Federal Home Loan Mortgage
                           7.500%, 08/01/24.........      238,479
                  128,580 Federal Home Loan Mortgage
                           7.500%, 11/01/24.........      137,374
                   50,816 Federal Home Loan Mortgage
                           7.500%, 10/01/26.........       54,292
                   78,364 Federal Home Loan Mortgage
                           8.000%, 02/01/27.........       84,446
                  281,545 Federal Home Loan Mortgage
                           7.500%, 10/01/27.........      298,840
                   57,791 Federal Home Loan Mortgage
                           7.000%, 12/01/27.........       60,524
                  153,758 Federal Home Loan Mortgage
                           8.000%, 10/01/28.........      165,692
                  601,846 Federal Home Loan Mortgage
                           6.000%, 11/01/28.........      623,516
                  135,511 Federal Home Loan Mortgage
                           7.000%, 11/01/28.........      141,779
                  292,051 Federal Home Loan Mortgage
                           6.000%, 12/01/28.........      302,567
                  535,735 Federal Home Loan Mortgage
                           6.000%, 02/01/29.........      554,839
                  450,866 Federal Home Loan Mortgage
                           6.000%, 04/01/29.........      466,943
                  113,139 Federal Home Loan Mortgage
                           7.000%, 04/01/29.........      118,343
                  185,696 Federal Home Loan Mortgage
                           6.000%, 05/01/29.........      192,318

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
         --------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
         $    93,118 Federal Home Loan Mortgage
                      7.000%, 05/01/29.................... $     97,400
             289,327 Federal Home Loan Mortgage
                      7.000%, 06/01/29....................      302,635
             345,654 Federal Home Loan Mortgage
                      7.000%, 07/01/29....................      361,552
             163,615 Federal Home Loan Mortgage
                      6.500%, 10/01/29....................      169,982
             486,996 Federal Home Loan Mortgage
                      7.500%, 10/01/29....................      515,878
             261,235 Federal Home Loan Mortgage
                      6.500%, 02/01/30....................      271,400
             387,508 Federal Home Loan Mortgage
                      7.500%, 05/01/30....................      410,286
           1,573,026 Federal Home Loan Mortgage
                      7.000%, 01/01/31....................    1,645,762
             965,000 Federal Home Loan Mortgage
                      6.750%, 03/15/31....................    1,205,816
             276,996 Federal Home Loan Mortgage
                      6.000%, 06/01/31....................      286,683
              63,881 Federal Home Loan Mortgage
                      6.000%, 07/01/31....................       66,115
           2,391,108 Federal Home Loan Mortgage
                      6.000%, 08/01/31....................    2,474,730
             755,851 Federal Home Loan Mortgage
                      6.500%, 08/01/31....................      784,401
           1,444,247 Federal Home Loan Mortgage
                      6.000%, 09/01/31....................    1,494,756
             265,674 Federal Home Loan Mortgage
                      6.500%, 10/01/31....................      275,709
           1,429,475 Federal Home Loan Mortgage
                      6.500%, 11/01/31....................    1,483,469
           1,139,951 Federal Home Loan Mortgage
                      7.000%, 12/01/31....................    1,192,662
           7,867,416 Federal Home Loan Mortgage
                      6.500%, 03/01/32....................    8,171,512
           4,203,879 Federal Home Loan Mortgage
                      6.000%, 04/01/32....................    4,354,736
          12,430,882 Federal Home Loan Mortgage
                      6.500%, 04/01/32....................   12,911,368
           1,247,155 Federal Home Loan Mortgage
                      6.000%, 11/01/32....................    1,291,909
           3,750,000 Federal National Mortgage Association
                      3.500%, 09/15/04....................    3,855,600
           3,850,000 Federal National Mortgage Association
                      7.000%, 07/15/05....................    4,279,621
             550,000 Federal National Mortgage Association
                      5.875%, 02/02/06....................      607,123
           5,500,000 Federal National Mortgage Association
                      4.750%, 01/02/07....................    5,948,305
             370,000 Federal National Mortgage Association
                      5.250%, 01/15/09 (c)................      414,936
             950,000 Federal National Mortgage Association
                      5.500%, 03/15/11 (c)................    1,077,898
           4,500,000 Federal National Mortgage Association
                      5.375%, 11/15/11 (c)................    5,060,160

                See accompanying notes to financial statements.

                                     MSF-7

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
         --------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
         $   197,165 Federal National Mortgage Association
                      7.000%, 04/01/12.................... $    209,492
           2,000,000 Federal National Mortgage Association
                      4.375%, 09/15/12 (c)................    2,088,800
             169,624 Federal National Mortgage Association
                      6.500%, 01/01/13....................      178,851
               8,654 Federal National Mortgage Association
                      6.500%, 04/01/13....................        9,125
             442,202 Federal National Mortgage Association
                      6.500%, 06/01/13....................      466,257
              13,887 Federal National Mortgage Association
                      6.500%, 07/01/13....................       14,642
           2,860,265 Federal National Mortgage Association
                      6.000%, 10/01/13....................    2,989,145
             185,439 Federal National Mortgage Association
                      7.000%, 02/01/14....................      197,034
             514,302 Federal National Mortgage Association
                      6.000%, 03/01/14....................      537,327
              76,408 Federal National Mortgage Association
                      6.000%, 06/01/14....................       79,829
             186,040 Federal National Mortgage Association
                      6.500%, 06/01/14....................      196,055
             519,185 Federal National Mortgage Association
                      6.000%, 07/01/14....................      542,428
             165,764 Federal National Mortgage Association
                      6.000%, 09/01/14....................      173,185
             192,773 Federal National Mortgage Association
                      7.500%, 08/01/15....................      205,933
          17,133,764 Federal National Mortgage Association
                      6.500%, 04/01/17....................   18,066,825
           3,574,497 Federal National Mortgage Association
                      6.000%, 09/01/17....................    3,728,426
           3,466,838 Federal National Mortgage Association
                      5.500%, 11/01/17....................    3,599,367
           1,836,649 Federal National Mortgage Association
                      5.500%, 02/01/18....................    1,908,962
             583,155 Federal National Mortgage Association
                      7.000%, 10/01/21....................      612,890
             151,971 Federal National Mortgage Association
                      7.500%, 09/01/25....................      162,157
              11,087 Federal National Mortgage Association
                      7.000%, 06/01/26....................       11,682
             149,143 Federal National Mortgage Association
                      7.500%, 06/01/26....................      158,927
               6,645 Federal National Mortgage Association
                      8.000%, 10/01/26....................        7,167
              11,910 Federal National Mortgage Association
                      7.500%, 09/01/27....................       12,641
               8,822 Federal National Mortgage Association
                      7.500%, 11/01/27....................        9,364
               4,235 Federal National Mortgage Association
                      7.500%, 12/01/27....................        4,495
             222,311 Federal National Mortgage Association
                      7.500%, 03/01/28....................      235,710
           2,921,877 Federal National Mortgage Association
                      6.500%, 05/01/28....................    3,040,914

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
         --------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
         $   304,404 Federal National Mortgage Association
                      7.000%, 06/01/28.................... $    319,730
             467,612 Federal National Mortgage Association
                      6.000%, 08/01/28....................      485,560
               3,382 Federal National Mortgage Association
                      7.500%, 08/01/28....................        3,586
              91,404 Federal National Mortgage Association
                      6.000%, 11/01/28....................       94,912
              55,029 Federal National Mortgage Association
                      6.000%, 12/01/28....................       57,141
           4,866,434 Federal National Mortgage Association
                      6.500%, 12/01/28....................    5,064,692
             293,885 Federal National Mortgage Association
                      6.500%, 03/01/29....................      305,925
           1,404,014 Federal National Mortgage Association
                      6.500%, 04/01/29....................    1,461,531
             117,203 Federal National Mortgage Association
                      6.500%, 05/01/29....................      122,004
           1,650,000 Federal National Mortgage Association
                      6.250%, 05/15/29 (c)................    1,934,345
             357,622 Federal National Mortgage Association
                      7.500%, 07/01/29....................      379,565
              59,381 Federal National Mortgage Association
                      6.500%, 08/01/29....................       61,814
             389,370 Federal National Mortgage Association
                      7.000%, 09/01/29....................      408,968
             424,985 Federal National Mortgage Association
                      7.000%, 10/01/29....................      446,375
             163,915 Federal National Mortgage Association
                      7.500%, 10/01/29....................      173,665
               6,089 Federal National Mortgage Association
                      8.000%, 11/01/29....................        6,548
              14,393 Federal National Mortgage Association
                      7.000%, 12/01/29....................       15,118
              12,639 Federal National Mortgage Association
                      8.000%, 04/01/30....................       13,581
           2,067,773 Federal National Mortgage Association
                      6.500%, 05/01/30....................    2,152,481
             130,502 Federal National Mortgage Association
                      8.000%, 05/01/30....................      140,220
           2,675,000 Federal National Mortgage Association
                      7.250%, 05/15/30....................    3,535,547
             127,633 Federal National Mortgage Association
                      7.500%, 07/01/30....................      135,130
             192,089 Federal National Mortgage Association
                      8.000%, 11/01/30....................      206,394
             130,125 Federal National Mortgage Association
                      8.000%, 01/01/31....................      139,815
             261,839 Federal National Mortgage Association
                      8.000%, 02/01/31....................      281,338
           1,339,826 Federal National Mortgage Association
                      6.000%, 06/01/31....................    1,389,897
             822,615 Federal National Mortgage Association
                      6.500%, 09/01/31....................      855,395
           5,930,696 Federal National Mortgage Association
                      7.000%, 01/01/32....................    6,229,174

                See accompanying notes to financial statements.

                                     MSF-8

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
       $   306,011 Federal National Mortgage Association
                    6.500%, 02/01/32....................... $    322,678
           745,873 Federal National Mortgage Association
                    7.000%, 04/01/32.......................      784,055
         2,810,601 Federal National Mortgage Association
                    6.500%, 06/01/32.......................    2,925,348
         3,407,501 Federal National Mortgage Association
                    7.000%, 06/01/32.......................    3,581,935
         5,804,295 Federal National Mortgage Association
                    6.000%, 09/01/32.......................    6,026,873
         2,990,123 Federal National Mortgage Association
                    5.500%, 10/01/32.......................    3,092,776
         2,211,437 Federal National Mortgage Association
                    6.000%, 01/01/33.......................    2,296,239
         5,814,720 Federal National Mortgage Association
                    5.500%, 02/01/33.......................    6,016,552
         3,486,993 Federal National Mortgage Association
                    6.000%, 02/01/33.......................    3,624,775
         7,868,370 Federal National Mortgage Association
                    5.500%, 03/01/33.......................    8,141,486
         5,103,422 Federal National Mortgage Association
                    6.000%, 03/01/33.......................    5,305,074
         6,321,503 Federal National Mortgage Association
                    6.000%, 04/01/33.......................    6,571,285
        14,852,898 Federal National Mortgage Association
                    5.500%, 05/01/33.......................   15,362,808
         6,786,243 Federal National Mortgage Association
                    6.000%, 05/01/33.......................    7,054,388
           300,000 Federal National Mortgage Association
                    6.210%, 08/06/38 (c)...................      353,352
            25,541 Government National Mortgage Association
                    8.000%, 09/15/16.......................       27,857
            34,577 Government National Mortgage Association
                    6.500%, 05/15/23.......................       36,549
           205,011 Government National Mortgage Association
                    9.000%, 11/15/24.......................      227,725
            50,222 Government National Mortgage Association
                    8.000%, 08/15/26.......................       54,175
            60,670 Government National Mortgage Association
                    8.000%, 09/15/26.......................       65,446
           869,038 Government National Mortgage Association
                    6.500%, 02/15/27.......................      913,416
             4,712 Government National Mortgage Association
                    7.000%, 04/15/27.......................        4,983
            34,237 Government National Mortgage Association
                    8.000%, 04/15/27.......................       36,760
            52,962 Government National Mortgage Association
                    8.000%, 05/15/27.......................       56,864
           319,167 Government National Mortgage Association
                    7.000%, 01/15/28.......................      337,142
           104,421 Government National Mortgage Association
                    7.500%, 02/20/28.......................      110,636
           175,082 Government National Mortgage Association
                    7.000%, 04/15/28.......................      184,943
           186,953 Government National Mortgage Association
                    7.000%, 05/15/28.......................      197,483

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
       $   218,625 Government National Mortgage Association
                    7.000%, 06/15/28....................... $    230,938
           233,542 Government National Mortgage Association
                    6.500%, 07/15/28.......................      245,060
           344,824 Government National Mortgage Association
                    6.500%, 08/15/28.......................      361,831
           153,484 Government National Mortgage Association
                    7.000%, 10/15/28.......................      162,128
           285,768 Government National Mortgage Association
                    6.500%, 11/15/28.......................      299,862
            69,272 Government National Mortgage Association
                    6.500%, 12/15/28.......................       72,689
           198,318 Government National Mortgage Association
                    6.000%, 01/15/29.......................      207,845
           126,040 Government National Mortgage Association
                    7.000%, 06/15/29.......................      133,054
           248,864 Government National Mortgage Association
                    8.000%, 06/15/29.......................      266,977
           159,934 Government National Mortgage Association
                    6.500%, 07/15/29.......................      167,797
           130,923 Government National Mortgage Association
                    7.500%, 08/15/29.......................      138,936
           222,580 Government National Mortgage Association
                    7.000%, 09/15/29.......................      234,966
           254,266 Government National Mortgage Association
                    7.500%, 04/15/30.......................      269,643
            54,363 Government National Mortgage Association
                    7.000%, 01/15/31.......................       57,329
           359,759 Government National Mortgage Association
                    7.000%, 03/15/31.......................      379,388
         1,223,860 Government National Mortgage Association
                    6.500%, 06/20/31.......................    1,278,337
         2,453,482 Government National Mortgage Association
                    7.000%, 08/15/31.......................    2,587,349
         3,258,847 Government National Mortgage Association
                    7.000%, 02/15/32.......................    3,438,098
         2,761,593 Government National Mortgage Association
                    6.500%, 07/15/32.......................    2,897,185
         1,619,839 Government National Mortgage Association
                    7.000%, 07/15/32.......................    1,708,937
         6,812,301 Government National Mortgage Association
                    6.000%, 01/15/33.......................    7,139,046
                                                            ------------
                                                             306,928,659
                                                            ------------

                   FINANCE & BANKING--5.6%
           150,000 Allstate Corp. 6.900%, 05/15/38.........      179,364
         1,000,000 American General Finance Corp.
                    5.375%, 10/01/12.......................    1,082,982
           600,000 Associates Corp. North America
                    6.250%, 11/01/08.......................      692,147
         1,700,000 Associates Corp. North America
                    6.950%, 11/01/18.......................    2,096,729
           500,000 AXA Financial, Inc. 7.750%, 08/01/10....      611,932
           500,000 Bank of America Corp. 5.250%, 02/01/07..      549,489
           150,000 Bank of America Corp. 7.800%, 02/15/10..      185,538

                See accompanying notes to financial statements.

                                     MSF-9

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
      --------------------------------------------------------------------

                  FINANCE & BANKING--(CONTINUED)
      $ 1,000,000 Bank of America Corp. 5.125%, 11/15/14..... $  1,066,275
          800,000 Bank One Texas N.A. 6.250%, 02/15/08.......      917,997
          750,000 BellSouth Capital Funding Corp.
                   7.750%, 02/15/10..........................      930,480
          550,000 Boeing Capital Corp. 5.650%, 05/15/06......      599,082
          200,000 Capital One Bank 6.700%, 05/15/08 (c)......      217,017
          151,000 Chase Manhattan Corp. 7.125%, 02/01/07.....      173,822
          350,000 Chubb Corp. 6.000%, 11/15/11 (c)...........      389,406
          500,000 Countrywide Funding Corp.
                   5.625%, 05/15/07..........................      550,068
          250,000 Equitable Cos., Inc. 6.500%, 04/01/08......      284,620
          200,000 First Industrial, L.P. 6.875%, 04/15/12....      225,958
        3,750,000 First Union Corp. 7.550%, 08/18/05.........    4,208,952
          500,000 Fleet National Bank 5.750%, 01/15/09.......      559,230
          250,000 FleetBoston Financial Corp.
                   7.250%, 09/15/05..........................      279,812
          500,000 FleetBoston Financial Corp.
                   4.875%, 12/01/06..........................      541,510
        1,200,000 Ford Motor Credit Co. 6.500%, 01/25/07.....    1,259,166
        1,000,000 Ford Motor Credit Co. 7.750%, 02/15/07.....    1,078,915
        1,000,000 Ford Motor Credit Co. 7.375%, 10/28/09.....    1,045,800
          300,000 Ford Motor Credit Co. 7.375%, 02/01/11.....      308,309
          550,000 General Electric Capital Corp.
                   6.750%, 09/11/03..........................      555,851
          400,000 General Electric Capital Corp.
                   5.375%, 03/15/07..........................      439,506
        1,000,000 General Electric Capital Corp.
                   6.000%, 06/15/12..........................    1,130,921
          200,000 General Electric Capital Corp.
                   6.750%, 03/15/32..........................      235,078
          100,000 General Electric Capital Corp.
                   7.500%, 08/21/35..........................      128,458
        1,000,000 General Motors Acceptance Corp.
                   7.500%, 07/15/05..........................    1,071,772
        1,000,000 General Motors Acceptance Corp.
                   6.750%, 01/15/06..........................    1,059,196
          600,000 General Motors Acceptance Corp.
                   6.125%, 02/01/07..........................      623,999
          250,000 General Motors Acceptance Corp.
                   5.850%, 01/14/09..........................      247,920
          600,000 General Motors Acceptance Corp.
                   7.750%, 01/19/10..........................      641,821
          300,000 General Motors Acceptance Corp.
                   7.250%, 03/02/11..........................      307,415
        1,500,000 Heller Financial, Inc. 6.375%, 03/15/06....    1,672,495
          350,000 Heller Financial, Inc. 7.375%, 11/01/09 (c)      424,914
          350,000 Household Finance Corp. 8.000%, 05/09/05...      390,460
          500,000 Household Finance Corp. 5.750%, 01/30/07...      552,190
          300,000 Household Finance Corp. 8.000%, 07/15/10...      371,352
          100,000 Household Finance Corp. 7.000%, 05/15/12...      118,289
          800,000 International Lease Finance Corp.
                   5.700%, 07/03/06..........................      875,052
          500,000 KFW International Finance, Inc.
                   4.750%, 01/24/07..........................      545,368
        1,000,000 KFW International Finance, Inc.
                   8.000%, 02/15/10..........................    1,279,336

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ---------------------------------------------------------------------

                 FINANCE & BANKING--(CONTINUED)
     $   500,000 Mellon Funding Corp. 5.750%, 11/15/03....... $    508,447
         250,000 Mellon Funding Corp. 6.400%, 05/14/11 (c)...      292,759
       1,000,000 National Rural Utilities Cooperative Finance
                  Corp. 6.200%, 02/01/08.....................    1,134,998
         300,000 National Rural Utilities Cooperative Finance
                  Corp. 8.000%, 03/01/32.....................      388,396
         500,000 Southern Co. Capital Funding
                  5.300%, 02/01/07...........................      541,030
         350,000 Speiker Properties, L.P. 7.350%, 12/01/17...      410,847
         500,000 SunTrust Bank (Atlanta) 7.250%, 09/15/06....      578,855
         128,475 Vanderbilt Mortgage & Finance, Inc.
                  6.120%, 02/07/15...........................      130,436
          55,000 Vanderbilt Mortgage & Finance, Inc.
                  6.080%, 12/07/15...........................       57,739
         500,000 Wachovia Corp. 4.950%, 11/01/06.............      543,708
         500,000 Washington Mutual, Inc. 5.625%, 01/15/07....      550,408
         375,000 Western National Corp. 7.125%, 02/15/04.....      388,876
                                                              ------------
                                                                38,232,492
                                                              ------------

                 FINANCIAL SERVICES--1.3%
         300,000 Bell Atlantic Financial Services, Inc.
                  7.600%, 03/15/07...........................      348,919
         400,000 CIT Group, Inc. 7.750%, 04/02/12 (c)........      477,843
       2,000,000 Citigroup, Inc. 5.750%, 05/10/06............    2,203,535
         500,000 Citigroup, Inc. 3.500%, 02/01/08............      514,451
         750,000 Citigroup, Inc. 6.200%, 03/15/09............      869,152
         250,000 Citigroup, Inc. 7.250%, 10/01/10............      302,808
       1,000,000 Morgan Stanley Capital I, Inc.
                  6.550%, 03/15/30...........................    1,145,547
       1,000,000 Morgan Stanley Capital I, Inc.
                  6.540%, 07/15/30...........................    1,150,813
         700,000 Morgan Stanley Dean Witter Capital I Trust
                  7.200%, 10/15/33...........................      839,478
         312,500 Pemex Finance, Ltd. 8.450%, 02/15/07........      349,275
         250,000 Wells Fargo Financial, Inc.
                  7.000%, 11/01/05...........................      279,660
                                                              ------------
                                                                 8,481,481
                                                              ------------

                 FOOD & BEVERAGES--1.1%
         500,000 Anheuser-Busch Cos., Inc.
                  7.500%, 03/15/12...........................      631,821
         200,000 Archer-Daniels-Midland Co.
                  8.875%, 04/15/11...........................      263,918
         400,000 Campbell Soup Co. 5.500%, 03/15/07..........      440,667
         300,000 Coca-Cola Enterprises, Inc.
                  6.950%, 11/15/26...........................      360,667
         500,000 ConAgra Foods, Inc. 6.000%, 09/15/06........      552,225
         300,000 Fred Meye, Inc. 7.450%, 03/01/08............      350,568
         400,000 General Mills, Inc. 5.125%, 02/15/07........      434,357
       2,000,000 General Mills, Inc. 6.000%, 02/15/12........    2,258,310
         900,000 Kraft Foods, Inc. 6.250%, 06/01/12..........    1,016,122
         300,000 Pepsi Bottling Group, Inc. 7.000%, 03/01/29.      365,068
         250,000 Pepsi Bottling Holdings, Inc. (144A)
                  5.625%, 02/17/09...........................      280,384

                See accompanying notes to financial statements.

                                    MSF-10

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   FOOD & BEVERAGES--(CONTINUED)
       $   250,000 Unilever Capital Corp. 6.750%, 11/01/03. $    254,594
           300,000 Unilever Capital Corp. 7.125%, 11/01/10.      364,406
                                                            ------------
                                                               7,573,107
                                                            ------------

                   FOREST PRODUCTS & PAPER--0.4%
           500,000 International Paper Co. 8.125%, 07/08/05      560,029
           250,000 International Paper Co. 6.875%, 04/15/29      279,769
         1,000,000 MeadWestvaco Corp. 6.850%, 04/01/12.....    1,154,378
           500,000 Weyerhaeuser Co. 7.375%, 03/15/32.......      573,518
                                                            ------------
                                                               2,567,694
                                                            ------------

                   GAS & OIL--1.1%
           600,000 Anadarko Petroleum Corp.
                    5.375%, 03/01/07.......................      656,245
           300,000 Atlantic Richfield Co. 5.900%, 04/15/09.      343,567
           400,000 Conoco, Inc. 5.900%, 04/15/04...........      413,755
           300,000 Conoco, Inc. 6.950%, 04/15/29...........      361,712
         1,900,000 Devon Financing Corp. 6.875%, 09/30/11..    2,229,562
           600,000 Kerr-McGee Corp. 6.625%, 10/15/07.......      686,291
           750,000 Kinder Morgan Energy Partners, L.P.
                    6.750%, 03/15/11.......................      867,869
           300,000 Occidental Petroleum Corp.
                    7.375%, 11/15/08.......................      361,811
           300,000 Phillips Petroleum Co. 6.375%, 03/30/09.      349,005
           250,000 Texaco Capital, Inc. 6.000%, 06/15/05...      271,716
           300,000 Tosco Corp. 7.625%, 05/15/06............      345,826
           300,000 Transocean Sedco Forex, Inc.
                    7.500%, 04/15/31.......................      365,435
                                                            ------------
                                                               7,252,794
                                                            ------------

                   GAS & PIPELINE UTILITIES--0.2%
         1,000,000 Southern California Gas Co.
                    4.800%, 10/01/12.......................    1,051,149
                                                            ------------

                   INDUSTRIAL MACHINERY--0.1%
           300,000 Deere & Co. 7.850%, 05/15/10............      372,562
                                                            ------------

                   INSURANCE--0.3%
           250,000 American General Capital II
                    8.500%, 07/01/30.......................      347,470
           500,000 GE Global Insurance Holding Corp.
                    7.500%, 06/15/10.......................      611,638
           105,000 Hartford Financial Services Group, Inc.
                    6.375%, 11/01/08.......................      119,988
           780,000 Hartford Life, Inc. 7.650%, 06/15/27....      963,877
                                                            ------------
                                                               2,042,973
                                                            ------------

                   INVESTMENT BROKERAGE--1.8%
           500,000 Bear Stearns Co., Inc. 5.700%, 01/15/07.      552,559
           250,000 Bear Stearns Co., Inc. 7.800%, 08/15/07.      298,626
           900,000 Bear Stearns Co., Inc. 5.700%, 11/15/14.      992,869
           300,000 Donaldson Lufkin & Jenrette
                    6.500%, 06/01/08.......................      345,098

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   INVESTMENT BROKERAGE--(CONTINUED)
       $   750,000 Goldman Sachs Group, Inc.
                    6.650%, 05/15/09....................... $    859,037
         1,000,000 Goldman Sachs Group, Inc.
                    5.700%, 09/01/12.......................    1,104,410
           350,000 J.P. Morgan Chase & Co.
                    5.350%, 03/01/07.......................      383,404
           500,000 J.P. Morgan Chase & Co.
                    5.250%, 05/30/07.......................      546,986
           250,000 J.P. Morgan Chase & Co.
                    6.750%, 02/01/11.......................      289,998
         2,000,000 Lehman Brothers Holdings, Inc.
                    7.750%, 01/15/05.......................    2,189,216
           500,000 Lehman Brothers Holdings, Inc.
                    6.250%, 05/15/06.......................      556,579
           250,000 Merrill Lynch & Co. 6.375%, 10/15/08....      288,286
           200,000 Merrill Lynch & Co. 6.500%, 07/15/18....      231,123
           500,000 Morgan Stanley 6.100%, 04/15/06.........      553,249
         1,500,000 Morgan Stanley 5.800%, 04/01/07.........    1,667,945
           300,000 Morgan Stanley 8.000%, 06/15/10.........      371,645
           340,000 Paine Webber Group, Inc.
                    6.550%, 04/15/08.......................      397,202
                                                            ------------
                                                              11,628,232
                                                            ------------

                   LEISURE--0.1%
           500,000 Carnival Corp. 6.150%, 04/15/08 (c).....      544,867
                                                            ------------

                   MEDIA--1.5%
         1,000,000 AOL Time Warner, Inc. 6.150%, 05/01/07..    1,110,423
           300,000 AOL Time Warner, Inc. 7.625%, 04/15/31..      345,503
           500,000 Belo Corp. 8.000%, 11/01/08.............      597,221
         1,800,000 CBS, Inc. 7.150%, 05/20/05..............    1,982,107
           600,000 Clear Channel Communications, Inc.
                    6.000%, 11/01/06.......................      662,034
           250,000 Comcast Cable Communications
                    8.375%, 05/01/07.......................      294,596
         1,445,000 Comcast Corp. 5.300%, 01/15/14..........    1,484,855
           250,000 Cox Communications, Inc.
                    7.750%, 11/01/10.......................      303,239
           300,000 News America Holdings, Inc.
                    7.375%, 10/17/08.......................      353,774
           800,000 News America, Inc. 6.625%, 01/09/08 (c).      910,828
           250,000 The Walt Disney Co. 7.300%, 02/08/05....      271,517
         1,000,000 The Walt Disney Co. 6.750%, 03/30/06....    1,116,419
           200,000 The Walt Disney Co. 6.375%, 03/01/12 (c)      227,447
           250,000 Time Warner Entertainment Co., L.P.
                    7.250%, 09/01/08.......................      291,727
           418,000 Time Warner, Inc. 9.125%, 01/15/13......      535,465
                                                            ------------
                                                              10,487,155
                                                            ------------

                   RAILROADS & EQUIPMENT--0.3%
           200,000 CSX Corp. 6.750%, 03/15/11..............      234,003
           500,000 CSX Corp. 7.900%, 05/01/17..............      647,698
           300,000 Union Pacific Corp. 7.600%, 05/01/05....      331,219
         1,000,000 Union Pacific Corp. 6.400%, 02/01/06....    1,103,629
                                                            ------------
                                                               2,316,549
                                                            ------------

                See accompanying notes to financial statements.

                                    MSF-11

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      -------------------------------------------------------------------

                  REAL ESTATE--0.5%
      $ 1,000,000 EOP Operating, L.P. 8.375%, 03/15/06...... $  1,151,362
        1,500,000 EOP Operating, L.P. 5.875%, 01/15/13 (c)..    1,620,551
          300,000 Simon Debartolo Group, L.P.
                   6.875%, 10/27/05.........................      330,044
                                                             ------------
                                                                3,101,957
                                                             ------------

                  RETAIL--0.7%
          225,000 Albertsons, Inc. 6.625%, 06/01/28.........      229,440
          400,000 Costco Wholesale Corp. 5.500%, 03/15/07...      439,627
          225,000 Federated Department Stores, Inc.
                   6.300%, 04/01/09.........................      255,208
        1,000,000 Lowe's Cos., Inc. 6.875%, 02/15/28........    1,197,350
          197,000 McDonald's Corp. 5.950%, 01/15/08 (c).....      223,259
          750,000 Safeway, Inc. 6.150%, 03/01/06............      815,151
          500,000 Sears Roebuck Acceptance Corp.
                   7.000%, 06/15/07.........................      563,659
          250,000 Sears Roebuck Acceptance Corp.
                   7.000%, 02/01/11.........................      285,827
          150,000 Target Corp. 7.000%, 07/15/31.............      179,670
          500,000 Wal-Mart Stores, Inc. 6.875%, 08/10/09....      599,724
                                                             ------------
                                                                4,788,915
                                                             ------------

                  TELECOMMUNICATIONS--1.4%
          500,000 Alltel Corp. 6.800%, 05/01/29.............      584,114
          500,000 Alltel Corp. 7.875%, 07/01/32.............      665,391
          976,000 AT&T Broadband Corp. 8.375%, 03/15/13.....    1,220,891
          500,000 AT&T Corp. 6.500%, 11/15/06 (d)...........      558,318
           45,000 AT&T Corp. 6.000%, 03/15/09...............       46,915
          500,000 AT&T Wireless Services, Inc.
                   8.125%, 05/01/12.........................      604,124
          300,000 AT&T Wireless Services, Inc.
                   8.750%, 03/01/31.........................      375,393
          250,000 BellSouth Capital Funding Corp.
                   7.875%, 02/15/30.........................      325,504
          100,000 Cingular Wireless, L.L.C. 7.125%, 12/15/31      118,131
        1,000,000 Citizens Communications Co.
                   8.500%, 05/15/06 (c).....................    1,169,372
          850,000 Motorola, Inc. 7.625%, 11/15/10...........      978,844
          100,000 New York Telephone Co. 5.875%, 09/01/03...      100,741
          300,000 SBC Communications, Inc.
                   5.750%, 05/02/06.........................      331,173
          500,000 SBC Communications, Inc.
                   5.875%, 02/01/12.........................      561,409
          400,000 Sprint Capital Corp. 7.625%, 01/30/11.....      457,191
          400,000 Verizon New England, Inc.
                   6.500%, 09/15/11.........................      465,432
          500,000 Verizon New York, Inc. 7.375%, 04/01/32...      619,827
                                                             ------------
                                                                9,182,770
                                                             ------------

                  TRANSPORTATION--0.3%
        1,000,000 Burlington Northern Santa Fe Corp.
                   5.900%, 07/01/12.........................    1,109,835
          300,000 CSX Corp. 7.450%, 05/01/07................      350,082
          350,000 Norfolk Southern Corp. 6.200%, 04/15/09...      399,382
          300,000 Norfolk Southern Corp. 7.250%, 02/15/31...      357,915
                                                             ------------
                                                                2,217,214
                                                             ------------

                FACE                                     VALUE
               AMOUNT                                   (NOTE 1)
             -----------------------------------------------------

                         TRUCKING & FREIGHT FORWARDING--0.1%
             $   250,000 Fedex Corp. 6.625%, 02/12/04 $    257,749
                 100,000 Fedex Corp. 6.875%, 02/15/06      109,822
                                                      ------------
                                                           367,571
                                                      ------------

                         U.S. TREASURY--21.4%
               4,000,000 United States Treasury Bonds
                          9.375%, 02/15/06 (c).......    4,804,560
                 270,000 United States Treasury Bonds
                          13.875%, 05/15/11 (c)......      361,597
                 385,000 United States Treasury Bonds
                          10.375%, 11/15/12 (c)......      513,494
               1,375,000 United States Treasury Bonds
                          9.250%, 02/15/16 (c).......    2,105,524
               6,040,000 United States Treasury Bonds
                          7.250%, 05/15/16 (c).......    8,033,804
               1,000,000 United States Treasury Bonds
                          8.750%, 05/15/17 (c).......    1,496,680
                 570,000 United States Treasury Bonds
                          8.875%, 08/15/17 (c).......      862,398
               3,975,000 United States Treasury Bonds
                          8.875%, 02/15/19 (c).......    6,087,553
               2,395,000 United States Treasury Bonds
                          8.125%, 08/15/19 (c).......    3,463,242
                 315,000 United States Treasury Bonds
                          8.750%, 08/15/20 (c).......      482,551
               1,200,000 United States Treasury Bonds
                          7.875%, 02/15/21 (c).......    1,713,660
               4,600,000 United States Treasury Bonds
                          8.125%, 08/15/21 (c).......    6,729,248
               1,475,000 United States Treasury Bonds
                          8.000%, 11/15/21 (c).......    2,137,511
               2,000,000 United States Treasury Bonds
                          7.625%, 11/15/22...........    2,814,040
                 500,000 United States Treasury Bonds
                          6.750%, 08/15/26 (c).......      652,020
               1,000,000 United States Treasury Bonds
                          6.500%, 11/15/26 (c).......    1,269,210
               1,165,000 United States Treasury Bonds
                          6.625%, 02/15/27 (c).......    1,500,450
                 200,000 United States Treasury Bonds
                          6.375%, 08/15/27 (c).......      250,652
               3,950,000 United States Treasury Bonds
                          6.125%, 11/15/27 (c).......    4,811,179
               2,420,000 United States Treasury Bonds
                          5.500%, 08/15/28 (c).......    2,723,444
                 250,000 United States Treasury Bonds
                          5.250%, 02/15/29 (c).......      272,292
               1,300,000 United States Treasury Bonds
                          5.375%, 02/15/31 (c).......    1,464,528
               2,800,000 United States Treasury Notes
                          5.250%, 05/15/04...........    2,902,256
               1,450,000 United States Treasury Notes
                          7.250%, 08/15/04 (c).......    1,550,543
               2,000,000 United States Treasury Notes
                          2.125%, 08/31/04 (c).......    2,024,720

                See accompanying notes to financial statements.

                                    MSF-12

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ---------------------------------------------------------------

                    U.S. TREASURY--(CONTINUED)
        $ 2,000,000 United States Treasury Notes
                     1.875%, 09/30/04 (c)................. $  2,019,860
          4,800,000 United States Treasury Notes
                     2.125%, 10/31/04.....................    4,864,560
          2,300,000 United States Treasury Notes
                     5.875%, 11/15/04 (c).................    2,448,258
          9,030,000 United States Treasury Notes
                     7.875%, 11/15/04 (c).................    9,856,606
          4,000,000 United States Treasury Notes
                     1.625%, 01/31/05 (c).................    4,027,840
         10,000,000 United States Treasury Notes
                     1.625%, 04/30/05 (c).................   10,066,400
          1,800,000 United States Treasury Notes
                     6.500%, 05/15/05 (c).................    1,974,384
          6,700,000 United States Treasury Notes
                     6.500%, 08/15/05 (c).................    7,425,208
          2,000,000 United States Treasury Notes
                     7.000%, 07/15/06 (c).................    2,311,740
          1,900,000 United States Treasury Notes
                     6.250%, 02/15/07 (c).................    2,184,810
          7,000,000 United States Treasury Notes
                     4.375%, 05/15/07 (c).................    7,606,200
          3,400,000 United States Treasury Notes
                     3.250%, 08/15/07.....................    3,548,547
          1,500,000 United States Treasury Notes
                     5.500%, 02/15/08 (c).................    1,709,265
          5,580,000 United States Treasury Notes
                     5.625%, 05/15/08 (c).................    6,397,916
          1,000,000 United States Treasury Notes
                     4.750%, 11/15/08 (c).................    1,108,590
          3,400,000 United States Treasury Notes
                     6.000%, 08/15/09 (c).................    4,010,810
          4,500,000 United States Treasury Notes
                     5.000%, 02/15/11 (c).................    5,051,655
          3,500,000 United States Treasury Notes
                     5.000%, 08/15/11 (c).................    3,926,195
          3,000,000 United States Treasury Notes
                     4.375%, 08/15/12 (c).................    3,216,390
                                                           ------------
                                                            144,782,390
                                                           ------------

                    YANKEE--5.1%
          1,000,000 Abbey National, Plc. 6.690%, 10/17/05.    1,109,948
            300,000 Apache Finance Canada Corp.
                     7.750%, 12/15/29.....................      396,379
            500,000 BP Canada Finance Co. 3.375%, 10/31/07      517,571
            300,000 British Telecommunications, Plc.
                     7.875%, 12/15/05 (d).................      341,273
          1,000,000 British Telecommunications, Plc.
                     8.875%, 12/15/30 (d).................    1,365,112
            600,000 Burlington Resources Finance Co.
                     5.700%, 03/01/07.....................      663,011
            500,000 Burlington Resources Finance Co.
                     6.400%, 08/15/11.....................      579,548
            500,000 Conoco Funding Co. 6.350%, 10/15/11...      584,151

          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                   YANKEE--(CONTINUED)
       $ 1,000,000 Deutsche Telekom International Finance BV
                    8.250%, 06/15/05 (d).................... $  1,115,638
           800,000 Diageo Capital, Plc. 6.625%, 06/24/04....      841,145
         1,000,000 European Investment Bank
                    4.000%, 08/30/05........................    1,053,600
         1,500,000 Government of Canada 6.750%, 08/28/06....    1,724,223
           500,000 HSBC Holdings, Plc. 7.500%, 07/15/09.....      608,833
           250,000 Hydro-Quebec 7.500%, 04/01/16............      325,322
         1,000,000 Hydro-Quebec 8.400%, 01/15/22............    1,410,205
           700,000 Intermediate American Development Bank
                    5.375%, 11/18/08........................      790,814
           400,000 Intermediate American Development Bank
                    8.875%, 06/01/09........................      525,427
           200,000 Intermediate American Development Bank
                    7.000%, 06/15/25........................      253,443
           500,000 Intermediate American Development Bank
                    6.800%, 10/15/25........................      621,325
         1,000,000 International Bank for Reconstruction &
                    Development
                    4.375%, 09/28/06........................    1,077,948
           535,000 International Bank for Reconstruction &
                    Development
                    8.875%, 03/01/26........................      822,689
           500,000 Korea Development Bank 7.125%, 04/22/04..      520,614
         1,000,000 Midland Bank, Plc. 8.625%, 12/15/04......    1,103,572
           350,000 National Australia Bank, Ltd.
                    6.600%, 12/10/07........................      402,449
           300,000 Norsk Hydro A/S 6.700%, 01/15/18.........      351,278
         1,350,000 Norsk Hydro A/S 6.800%, 01/15/28.........    1,602,397
         1,000,000 Petroleos Mexicanos 9.250%, 03/30/18.....    1,230,000
           250,000 Province of Nova Scotia 9.250%, 03/01/20.      377,594
           300,000 Province of Ontario 5.500%, 10/01/08.....      338,920
         2,000,000 Province of Ontario 5.125%, 07/17/12.....    2,215,994
           350,000 Province of Quebec 7.500%, 07/15/23......      457,605
           350,000 Republic of Finland 7.875%, 07/28/04.....      375,476
           500,000 Republic of Italy 5.250%, 04/05/06.......      546,189
           300,000 Republic of Italy 6.000%, 05/29/08.......      346,155
           900,000 Republic of Italy 5.625%, 06/15/12.......    1,030,415
           200,000 Republic of Korea 8.875%, 04/15/08 (c)...      246,476
         1,000,000 Telefonica Europe BV 8.250%, 09/15/30....    1,318,951
           200,000 Transcanada Pipelines, Ltd.
                    9.125%, 04/20/06........................      230,196
           500,000 United Mexican States 9.875%, 01/15/07...      613,750
           500,000 United Mexican States 9.875%, 02/01/10...      650,000
           250,000 United Mexican States 8.375%, 01/14/11...      300,000
         2,200,000 United Mexican States 8.000%, 09/24/22...    2,480,500
         1,150,000 Vodafone Airtouch, Plc. 7.750%, 02/15/10.    1,415,317
                                                             ------------
                                                               34,881,453
                                                             ------------
                   Total Bonds & Notes
                    (Identified Cost $627,567,461)..........  662,365,706
                                                             ------------

                See accompanying notes to financial statements.

                                    MSF-13

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

SHORT TERM INVESTMENTS--2.5%


           FACE                                              VALUE
          AMOUNT                                            (NOTE 1)
        ---------------------------------------------------------------

                    DISCOUNT NOTES--2.5%
        $17,250,000 Federal National Mortgage Association
                     0.750%, 07/01/03.................... $ 17,250,000
                                                          ------------
                    Total Short Term Investments
                     (Identified Cost $17,250,000).......   17,250,000
                                                          ------------
                    Total Investments--100.2%
                     (Identified Cost $644,817,461) (a)..  679,615,706
                    Other assets less liabilities........   (1,520,004)
                                                          ------------

                    TOTAL NET ASSETS--100%............... $678,095,702
                                                          ============

                See accompanying notes to financial statements.

                                    MSF-14

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

      ASSETS
        Investments at value.....................             $679,615,706
        Cash.....................................                  282,201
        Collateral for securities loaned.........               82,311,840
        Receivable for:
         Securities sold.........................                1,845,476
         Dividends and interest..................                6,970,960
                                                              ------------
          Total Assets...........................              771,026,183
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $   767,724
         Securities purchased....................   9,593,471
         Return of collateral for securities
          loaned.................................  82,311,840
        Accrued expenses:
         Management fees.........................     136,637
         Service and distribution fees...........      22,065
         Other expenses..........................      98,744
                                                  -----------
          Total Liabilities......................               92,930,481
                                                              ------------
      NET ASSETS.................................             $678,095,702
                                                              ============
        Net assets consist of:
         Capital paid in.........................             $639,777,046
         Undistributed net investment income.....                3,514,029
         Accumulated net realized gains
          (losses)...............................                    6,382
         Unrealized appreciation (depreciation)
          on investments.........................               34,798,245
                                                              ------------
      NET ASSETS.................................             $678,095,702
                                                              ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($537,732,872 divided by
       49,162,216 shares outstanding)............             $      10.94
                                                              ============
      CLASS B
      Net asset value and redemption price per
       share ($67,208,520 divided by
       6,214,966 shares outstanding).............             $      10.81
                                                              ============
      CLASS E
      Net asset value and redemption price per
       share ($73,154,310 divided by
       6,706,565 shares outstanding).............             $      10.91
                                                              ============
      Identified cost of investments.............             $644,817,461
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Interest................................          $12,258,091(a)
                                                          ------------
      EXPENSES
        Management fees......................... $652,390
        Service and distribution fees--Class B..   70,953
        Service and distribution fees--Class E..   37,420
        Directors' fees and expenses............   11,321
        Custodian...............................   90,325
        Audit and tax services..................   11,150
        Legal...................................   16,380
        Printing................................   69,113
        Insurance...............................    5,654
        Miscellaneous...........................    1,086
                                                 --------
          Total expenses........................               965,792
                                                          ------------
      NET INVESTMENT INCOME.....................            11,292,299
                                                          ------------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................             5,018,437
      Unrealized appreciation (depreciation) on:
        Investments--net........................            14,179,891
                                                          ------------
      Net gain (loss)...........................            19,198,328
                                                          ------------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................          $ 30,490,627
                                                          ============

(a)Includes income on securities loaned of $28,225.

                See accompanying notes to financial statements.

                                    MSF-15

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $ 11,292,299  $ 17,214,992
  Net realized gain (loss)..........................................    5,018,437       532,722
  Unrealized appreciation (depreciation)............................   14,179,891    15,815,909
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   30,490,627    33,563,623
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................  (20,418,872)   (8,838,430)
    Class B.........................................................   (3,275,295)     (634,202)
    Class E.........................................................   (2,932,654)     (116,595)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (26,626,821)   (9,589,227)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  249,159,043   130,378,536
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  253,022,849   154,352,932

NET ASSETS
  Beginning of the period...........................................  425,072,853   270,719,921
                                                                     ------------  ------------
  End of the period................................................. $678,095,702  $425,072,853
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  3,514,029  $ 18,848,551
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  6,089,335  $ 67,530,357  10,814,280  $115,877,808
  Shares issued through acquisition........................... 14,667,272   147,250,466           0             0
  Reinvestments...............................................  1,911,879    20,418,872     861,445     8,838,430
  Redemptions................................................. (4,564,296)  (50,382,969) (4,928,245)  (53,016,207)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... 18,104,190  $184,816,726   6,747,480  $ 71,700,031
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  2,476,484  $ 27,211,077   3,834,958  $ 40,933,353
  Reinvestments...............................................    310,160     3,275,295      62,421       634,202
  Redemptions.................................................   (719,723)   (7,875,452) (1,319,612)  (14,177,532)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,066,921  $ 22,610,920   2,577,767  $ 27,390,023
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  4,016,807  $ 44,370,529   3,271,437  $ 35,149,702
  Reinvestments...............................................    275,367     2,932,654      11,375       116,595
  Redemptions.................................................   (504,387)   (5,571,786)   (372,368)   (3,977,815)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,787,787  $ 41,731,397   2,910,444  $ 31,288,482
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions. 23,958,898  $249,159,043  12,235,691  $130,378,536
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-16

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                      CLASS A
                                                                      -----------------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED              YEAR ENDED DECEMBER 31,
                                                                        JUNE 30,    --------------------------------------
                                                                          2003        2002      2001      2000      1999
                                                                      ----------    --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.................................  $  11.17     $  10.46  $   9.90  $   9.45  $  10.06
                                                                       --------     --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................      0.20         0.47      0.54      0.63      0.48
  Net realized and unrealized gain (loss) on investments.............      0.20         0.57      0.19      0.45     (0.62)
                                                                       --------     --------  --------  --------  --------
  Total from investment operations...................................      0.40         1.04      0.73      1.08     (0.14)
                                                                       --------     --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................     (0.63)       (0.33)    (0.17)    (0.63)    (0.47)
                                                                       --------     --------  --------  --------  --------
  Total distributions................................................     (0.63)       (0.33)    (0.17)    (0.63)    (0.47)
                                                                       --------     --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.......................................  $  10.94     $  11.17  $  10.46  $   9.90  $   9.45
                                                                       ========     ========  ========  ========  ========
TOTAL RETURN (%).....................................................      3.7  (b)     10.2       7.4      11.4      (1.4)
Ratio of operating expenses to average net assets (%)................     0.33  (c)     0.34      0.38      0.37      0.40
Ratio of net investment income to average net assets (%).............     4.36  (c)     5.14      5.66      6.54      6.06
Portfolio turnover rate (%)..........................................       49  (c)       48        18        15        96
Net assets, end of period (000)......................................  $537,733     $346,774  $254,357  $145,837  $129,339
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%).....        --           --        --        --        --

                                                                      ---------------
                                                                      NOVEMBER 9 1998(A)
                                                                           THROUGH
                                                                         DECEMBER 31,
                                                                             1998
                                                                      ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................      $ 10.00
                                                                           -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................         0.07
  Net realized and unrealized gain (loss) on investments.............         0.07
                                                                           -------
  Total from investment operations...................................         0.14
                                                                           -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................        (0.08)
                                                                           -------
  Total distributions................................................        (0.08)
                                                                           -------
NET ASSET VALUE, END OF PERIOD.......................................      $ 10.06
                                                                           =======
TOTAL RETURN (%).....................................................         1.4  (b)
Ratio of operating expenses to average net assets (%)................        0.42  (c)
Ratio of net investment income to average net assets (%).............        5.28  (c)
Portfolio turnover rate (%)..........................................          11  (c)
Net assets, end of period (000)......................................      $58,810
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%).....         0.59 (c)

                                       CLASS B                                    CLASS E
                     ----------------------------------------     ------------------------------------
                     SIX MONTHS       YEAR     JANUARY 2, 2001(A) SIX MONTHS       YEAR     MAY 1, 2001(A)
                       ENDED         ENDED          THROUGH         ENDED         ENDED        THROUGH
                      JUNE 30,    DECEMBER 31,    DECEMBER 31,     JUNE 30,    DECEMBER 31,  DECEMBER 31,
                        2003          2002            2001           2003          2002          2001
                     ----------   ------------ ------------------ ----------   ------------ --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD  $ 11.04       $ 10.37         $  9.93        $ 11.14       $ 10.45        $ 9.97
                      -------       -------         -------        -------       -------        ------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
   income...........     0.17          0.38            0.38           0.25          0.45          0.02
 Net realized and
   unrealized gain
   (loss) on
   investments......     0.21          0.61            0.23           0.14          0.57          0.46
                      -------       -------         -------        -------       -------        ------
 Total from
   investment
   operations.......     0.38          0.99            0.61           0.39          1.02          0.48
                      -------       -------         -------        -------       -------        ------
LESS DISTRIBUTIONS
 Distributions from
   net investment
   income...........    (0.61)        (0.32)          (0.17)         (0.62)        (0.33)         0.00
                      -------       -------         -------        -------       -------        ------
 Total distributions    (0.61)        (0.32)          (0.17)         (0.62)        (0.33)         0.00
                      -------       -------         -------        -------       -------        ------
NET ASSET VALUE,
 END OF PERIOD......  $ 10.81       $ 11.04         $ 10.37        $ 10.91       $ 11.14        $10.45
                      =======       =======         =======        =======       =======        ======
TOTAL RETURN (%)....     3.6  (b)       9.9            6.1  (b)       3.7  (b)      10.1          4.8  (b)
Ratio of operating
 expenses to
 average net assets
 (%)................    0.58  (c)      0.59            0.63 (c)      0.48  (c)      0.49         0.53  (c)
Ratio of net
 investment income
 to average net
 assets (%).........    4.15  (c)      4.89           5.33  (c)      4.24  (c)      4.90         5.74  (c)
Portfolio turnover
 rate (%)...........       49 (c)        48              18 (c)        49  (c)        48           18  (c)
Net assets, end of
 period (000).......  $67,209       $45,788         $16,276        $73,154       $32,511        $   87
The Ratios of
 operating expenses
 to average net
 assets without
 giving effect to
 the contractual
 expense agreement
 would have been (%)       --            --              --             --            --            --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-17

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--85.4% OF TOTAL NET ASSETS

       FACE                                                       VALUE
      AMOUNT                                                     (NOTE 1)
    -----------------------------------------------------------------------

                ADVERTISING--0.1%
    $   225,000 Nextmedia Operating, Inc.
                 10.750%, 07/01/11............................ $    252,000
                                                               ------------

                AEROSPACE & DEFENSE--0.4%
        200,000 Alliant Techsystems, Inc. 8.500%, 05/15/11....      222,000
        225,000 L-3 Communications Holdings, Inc.
                 7.625%, 06/15/12.............................      247,500
        225,000 Sequa Corp. 9.000%, 08/01/09..................      238,500
                                                               ------------
                                                                    708,000
                                                               ------------

                AGRICULTURAL MACHINERY--0.1%
        150,000 Case Corp. 7.250%, 01/15/16...................      131,438
                                                               ------------

                APPAREL & TEXTILES--0.3%
        250,000 Collins & Aikman Floorcovering Corp.
                 10.000%, 01/15/07............................      259,675
        125,000 Levi Strauss & Co. 7.000%, 11/01/06...........      100,937
        150,000 Levi Strauss & Co. 11.625%, 01/15/08..........      128,625
        150,000 Levi Strauss & Co. 12.250%, 12/15/12..........      124,875
                                                               ------------
                                                                    614,112
                                                               ------------

                ASSET BACKED--3.8%
        246,925 Airplane Pass Through Trust
                 10.875%, 03/15/19............................        4,938
        500,000 Asset Backed Securities Corp.
                 3.080%, 04/15/33.............................      499,998
        750,000 Bayview Financial Acquisition Trust (144A)
                 2.235%, 11/25/30.............................      746,250
      1,000,000 Bayview Financial Acquisition Trust (144A)
                 2.285%, 08/25/36 (d).........................      962,500
        750,000 Credit Suisse First Boston Mortgage Securities
                 Corp. 2.255%, 09/25/31.......................      744,415
        379,945 First Consumers Master Trust
                 1.490%, 09/15/08.............................      362,303
      1,307,042 Green Tree Financial Corp.
                 7.070%, 01/15/29 (d).........................    1,354,607
        525,000 Metris Master Trust 2.004%, 07/21/08 (d)......      486,793
        150,000 Metris Master Trust 2.184%, 11/20/09 (d)......      120,781
        475,000 Metris Master Trust (144A)
                 2.804%, 07/21/08 (d).........................      399,000
        996,951 Mid-State Trust 7.340%, 07/01/35..............    1,098,054
        500,000 Residential Asset Securities Corp.
                 2.135%, 04/25/32.............................      495,017
      1,000,000 Varick Structured Asset Fund (144A)
                 2.690%, 11/01/35.............................      460,000
                                                               ------------
                                                                  7,734,656
                                                               ------------

                AUTO PARTS--0.5%
        325,000 CSK Auto, Inc. 12.000%, 06/15/06..............      360,750
        300,000 Dana Corp. 7.000%, 03/01/29...................      261,375
         75,000 LDM Technologies, Inc. 10.750%, 01/15/07......       77,812
        225,000 TRW Automotive, Inc. (144A)
                 9.375%, 02/15/13.............................      244,125
                                                               ------------
                                                                    944,062
                                                               ------------

        FACE                                                      VALUE
       AMOUNT                                                    (NOTE 1)
     ----------------------------------------------------------------------

                 AUTOMOBILES--0.1%
     $   250,000 Breed Technologies, Inc. 9.250%, 04/15/08 (f) $          0
         100,000 Ford Motor Co. 7.450%, 07/16/31..............       91,607
         250,000 Key Plastics, Inc. 10.250%, 03/15/07 (f).....            0
         100,000 Tenneco Automotive, Inc. (144A)
                  10.250%, 07/15/13...........................      101,250
                                                               ------------
                                                                    192,857
                                                               ------------

                 BANKS--0.3%
         600,000 Independence Community Bank Corp.
                  3.500%, 06/20/13............................      588,352
                                                               ------------

                 BROADCASTING--0.3%
         145,000 Charter Communication Holdings, L.L.C.
                  0/9.920%, 04/01/11 (e)......................       95,337
         200,000 Charter Communication Holdings, L.L.C.
                  Zero Coupon, 01/15/10.......................      118,000
          75,000 Charter Communication Holdings, L.L.C.
                  Zero Coupon, 01/15/12.......................       34,594
          50,000 Charter Communication Holdings, L.L.C.
                  8.625%, 04/01/09............................       36,000
          75,000 Charter Communication Holdings, L.L.C.
                  10.000%, 05/15/11...........................       54,000
         175,000 Viacom, Inc. 6.625%, 05/15/11................      206,435
                                                               ------------
                                                                    544,366
                                                               ------------

                 BUILDING & CONSTRUCTION--COMMERCIAL--0.1%
         125,000 Brand Services, Inc. 12.000%, 10/15/12.......      142,500
                                                               ------------

                 BUSINESS SERVICES--0.3%
          50,000 Iron Mountain, Inc. 8.625%, 04/01/13.........       53,500
         125,000 Mail Well I Corp. 8.750%, 12/15/08...........      118,125
         200,000 R.H. Donnelley, Inc. (144A)
                  10.875%, 12/15/12...........................      233,000
         175,000 Sitel Corp. 9.250%, 03/15/06.................      165,375
                                                               ------------
                                                                    570,000
                                                               ------------

                 CHEMICALS--1.2%
         275,000 Acetex Corp. 10.875%, 08/01/09...............      305,594
         140,000 Borden Chemicals & Plastics, L.P.
                  9.500%, 05/01/05 (g)........................        1,400
         150,000 FMC Corp. 7.000%, 05/15/08...................      145,500
         175,000 FMC Corp. 10.250%, 11/01/09..................      196,875
          50,000 FMC Corp. 7.750%, 07/01/11...................       49,000
         225,000 Huntsman International Holdings, L.L.C.
                  9.875%, 03/01/09............................      234,000
         275,000 ISP Chemco, Inc. 10.250%, 07/01/11...........      310,750
          25,000 Lyondell Chemical Co. 9.875%, 05/01/07.......       24,500
         100,000 Lyondell Chemical Co. 9.500%, 12/15/08.......       95,000
         200,000 Methanex Corp. 8.750%, 08/15/12..............      224,000
         100,000 Millennium America, Inc. (144A)
                  9.250%, 06/15/08............................      107,500
          75,000 Millennium America, Inc. 9.250%, 06/15/08....       80,625
         525,000 Potash Corp. 4.875%, 03/01/13................      534,970
         125,000 Resolution Performance Products, Inc.
                  9.500%, 04/15/10............................      130,000
          25,000 United Industries Corp. (144A)
                  9.875%, 04/01/09............................       26,375
                                                               ------------
                                                                  2,466,089
                                                               ------------

                See accompanying notes to financial statements.

                                    MSF-18

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS--2.2%
       $   903,839 Commerce 2001 J2 (144A)
                    5.447%, 07/16/34....................... $    967,794
           475,000 Commercial Mortgage Asset Trust
                    7.350%, 01/17/32.......................      586,798
        12,093,903 First Union National Bank
                    0.536%, 05/15/32 (d)...................      434,844
         1,000,000 G Force CDO, Ltd. (144A)
                    1.935%, 06/25/37 (d)...................      991,880
           750,000 Merit Securities Corp. (144A)
                    2.614%, 09/28/32 (d)...................      670,312
           850,000 Amortizing Residential Collateral Trust
                    2.235%, 08/25/32.......................      833,028
                                                            ------------
                                                               4,484,656
                                                            ------------

                   COMMUNICATION SERVICES--1.7%
           225,000 Alamosa Delaware, Inc. 13.625%, 08/15/11      189,000
           175,000 Alamosa Holdings, Inc.
                    Zero Coupon, 02/15/05..................      101,500
            80,000 American Tower Corp. 0.010%, 08/01/08...       51,600
           300,000 American Tower Corp. 9.375%, 02/01/09...      301,500
           125,000 American Tower Corp. 5.000%, 02/15/10...      106,875
            25,000 Crown Castle International Corp.
                    9.375%, 08/01/11.......................       26,000
           325,000 Crown Castle International Corp.
                    10.750%, 08/01/11......................      354,250
            25,000 CSC Holdings, Inc. 9.875%, 02/15/13.....       26,125
           125,000 CSC Holdings, Inc. 9.875%, 04/01/23.....      130,000
           150,000 EchoStar DBS Corp. 10.375%, 10/01/07....      166,125
           275,000 EchoStar DBS Corp. 9.125%, 01/15/09.....      307,312
           200,000 Mediacom Broadband, L.L.C.
                    11.000%, 07/15/13......................      222,500
           100,000 Muzak, L.L.C. (144A) 10.000%, 02/15/09..      104,750
           150,000 Muzak, L.L.C. 9.875%, 03/15/09..........      142,500
           650,000 Nextel Communications, Inc.
                    0/9.950%, 02/18/08 (e).................      679,250
           225,000 Radio One, Inc. 8.875%, 07/01/11........      247,500
           350,000 SBA Communications Corp.
                    10.250%, 02/01/09......................      322,000
                                                            ------------
                                                               3,478,787
                                                            ------------

                   COMMUNICATIONS--1.3%
           500,000 Avalon Cable, L.L.C.
                    0/11.875%, 12/01/08 (e)................      478,125
            50,000 Crown Castle International Corp.
                    9.000%, 05/15/11.......................       50,500
           600,000 Qwest Services Corp. (144A)
                    8.875%, 03/15/12.......................      670,500
           650,000 Sprint Capital Corp. 8.375%, 03/15/12...      778,256
           600,000 Sprint Capital Corp. 8.750%, 03/15/32...      718,214
                                                            ------------
                                                               2,695,595
                                                            ------------

                   COMPUTERS & BUSINESS EQUIPMENT--0.2%
           150,000 Seagate Technology HDD Holdings
                    8.000%, 05/15/09.......................      162,375
           200,000 Unisys Corp. 8.125%, 06/01/06...........      214,000
            75,000 Unisys Corp. 7.875%, 04/01/08...........       77,438
                                                            ------------
                                                                 453,813
                                                            ------------

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      -------------------------------------------------------------------

                  CONTAINERS & GLASS--0.6%
      $   225,000 Anchor Glass Container Corp. (144A)
                   11.000%, 02/15/13........................ $    245,812
          300,000 Jefferson Smurfit Corp. 8.250%, 10/01/12..      321,750
          425,000 Plastipak Holdings, Inc. 10.750%, 09/01/11      454,750
          125,000 Pliant Corp. (144A) 11.125%, 09/01/09.....      132,813
                                                             ------------
                                                                1,155,125
                                                             ------------

                  COSMETICS & PERSONAL CARE--0.1%
          225,000 Jafra Cosmetics International, Inc. (144A)
                   10.750%, 05/15/11........................      235,125
                                                             ------------

                  DOMESTIC OIL--0.2%
           85,000 Key Energy Services, Inc. (Series B)
                   14.000%, 01/15/09........................       95,200
          250,000 United Refining Co. 10.750%, 06/15/07.....      209,688
                                                             ------------
                                                                  304,888
                                                             ------------

                  DRUGS & HEALTH CARE--0.8%
          175,000 Aaipharma, Inc. 11.000%, 04/01/10.........      192,500
          200,000 Elan Finance Corp., Ltd. 0.010%, 12/14/18.      110,000
          150,000 Extendicare Health Services, Inc.
                   9.500%, 07/01/10.........................      157,500
          225,000 Insight Health Services Corp.
                   9.875%, 11/01/11.........................      236,250
          300,000 Lasis Healthcare Corp. 13.000%, 10/15/09..      333,000
          125,000 Tenet Healthcare Corp. 6.875%, 11/15/31...      110,000
          225,000 Triad Hospitals, Inc. 8.750%, 05/01/09....      239,344
           50,000 Triad Hospitals, Inc. 11.000%, 05/15/09...       55,125
          200,000 Vicar Operating, Inc. 9.875%, 12/01/09....      219,000
                                                             ------------
                                                                1,652,719
                                                             ------------

                  ELECTRIC UTILITIES--2.1%
          225,000 Avon Energy Partners Holdings (144A)
                   7.050%, 12/11/07.........................      192,938
          400,000 Avon Energy Partners Holdings (144A)
                   6.460%, 03/04/08.........................      343,000
          225,000 BRL Universal Equipment 8.875%, 02/15/08..      244,125
          425,000 Calpine Canada Energy Finance
                   8.500%, 05/01/08.........................      331,500
          175,000 Calpine Corp. 8.750%, 07/15/07............      143,063
           50,000 Calpine Corp. 7.875%, 04/01/08............       38,250
          400,000 Dominion Resources, Inc. 4.125%, 02/15/08.      418,657
          600,000 Edison Mission Energy 9.875%, 04/15/11....      555,000
           75,000 El Paso Energy Corp. 7.800%, 08/01/31.....       63,188
          475,000 El Paso Energy Corp. 7.750%, 01/15/32.....      400,187
          550,000 Mirant Americas Generation, L.L.C.
                   9.125%, 05/01/31.........................      316,250
          150,000 Southern Energy, Inc. (144A)
                   7.400%, 07/15/04.........................      111,750
          815,000 United Utilities, Plc. 4.550%, 06/19/18...      778,323
          225,000 Western Gas Resources, Inc.
                   10.000%, 06/15/09........................      245,250
                                                             ------------
                                                                4,181,481
                                                             ------------

                See accompanying notes to financial statements.

                                    MSF-19

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
        ----------------------------------------------------------------

                    ELECTRICAL EQUIPMENT--0.0%
        $   100,000 Fedders North America, Inc.
                     9.375%, 08/15/07...................... $     83,000
                                                            ------------

                    ELECTRONICS--0.0%
            175,000 Sanmina-SCI Corp. Zero Coupon, 09/12/20       84,000
                                                            ------------

                    ENERGY--0.2%
            575,000 NGC Corp. 7.625%, 10/15/26.............      468,625
                                                            ------------

                    ENVIRONMENTAL CONTROL--0.2%
             75,000 Allied Waste North America, Inc.
                     8.875%, 04/01/08......................       81,375
             50,000 Allied Waste North America, Inc.
                     7.875%, 01/01/09......................       52,313
            275,000 Allied Waste North America, Inc. (144A)
                     9.250%, 09/01/12......................      305,937
            250,000 Safety-Kleen Services, Inc.
                     9.250%, 06/01/08 (g)..................          625
                                                            ------------
                                                                 440,250
                                                            ------------

                    FEDERAL AGENCIES--19.5%
             31,522 Federal Home Loan Mortgage Corp.
                     10.000%, 05/15/20.....................       31,579
                450 Federal Home Loan Mortgage Corp.
                     100.000%, 06/15/21 (h)................        2,653
          1,626,599 Federal National Mortgage Association
                     7.379%, 07/01/13 (d)..................    1,761,673
             16,121 Federal National Mortgage Association
                     10.400%, 04/25/19.....................       18,151
            664,338 Federal National Mortgage Association
                     8.500%, 08/01/19......................      717,017
            187,333 Federal National Mortgage Association
                     6.500%, 03/01/26......................      195,984
             20,494 Federal National Mortgage Association
                     7.000%, 05/01/26......................       21,594
             36,282 Federal National Mortgage Association
                     7.500%, 12/01/29......................       38,440
             76,956 Federal National Mortgage Association
                     7.500%, 06/01/30......................       81,515
             64,149 Federal National Mortgage Association
                     7.500%, 08/01/30......................       67,917
            381,183 Federal National Mortgage Association
                     7.500%, 11/01/30......................      404,995
             79,043 Federal National Mortgage Association
                     7.500%, 01/01/31......................       83,686
             24,723 Federal National Mortgage Association
                     7.500%, 02/01/31......................       26,205
             31,166 Federal National Mortgage Association
                     7.500%, 03/01/31......................       33,034
         10,000,000 Federal National Mortgage Association
                     5.000%, TBA...........................   10,159,380
         13,000,000 Federal National Mortgage Association
                     6.000%, TBA...........................   13,507,806
         10,000,000 Federal National Mortgage Association
                     7.000%, TBA...........................   10,531,250
          2,000,000 Federal National Mortgage Association
                     8.000%, TBA...........................    2,149,376
                                                            ------------
                                                              39,832,255
                                                            ------------

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   FINANCE & BANKING--3.8%
       $   175,000 Ahold Finance, Inc. 8.250%, 07/15/10.... $    179,375
            50,000 Ahold Finance, Inc. 6.875%, 05/01/29....       42,750
           650,000 Bank America Corp. 4.875%, 09/15/12.....      685,989
           550,000 Boston Properties, L.P. 6.250%, 01/15/13      602,282
           700,000 Capital One Financial Corp.
                    7.250%, 05/01/06.......................      742,666
            25,000 Crown Castle International Corp.
                    0/10.625%, 11/15/07 (e)................       26,313
           165,113 First Consumers Master Trust (144A)
                    5.800%, 12/15/05.......................      159,928
           325,000 Ford Motor Credit Co. 7.875%, 06/15/10..      348,273
           100,000 Ford Motor Credit Co. 7.250%, 10/25/11..      102,807
           850,000 General Electric Capital Corp.
                    3.500%, 05/01/08.......................      870,780
           525,000 General Motors Acceptance Corp.
                    6.875%, 09/15/11.......................      526,752
           500,000 Household Finance Corp. 8.000%, 07/15/10      620,265
           775,000 Hutchison Whampoa International (144A)
                    6.500%, 02/13/13.......................      813,083
           450,000 NiSource Finance Corp. 7.500%, 11/15/03.      458,431
           625,000 Standard Chartered Bank (144A)
                    8.000%, 05/30/31.......................      794,277
           700,000 Washington Mutual Finance Corp.
                    6.875%, 05/15/11.......................      829,984
                                                            ------------
                                                               7,803,955
                                                            ------------

                   FINANCIAL SERVICES--2.1%
           125,000 Athena Neuro Finance, L.L.C.
                    7.250%, 02/21/08.......................      105,156
           675,000 CIT Group, Inc. 7.750%, 04/02/12........      804,838
           107,316 Delta Funding NIM Trust (144A)
                    12.500%, 11/26/30......................      107,316
           944,452 GE Capital Mortgage Services, Inc.
                    6.750%, 11/25/28.......................      950,931
           575,000 International Lease Finance Corp.
                    6.375%, 03/15/09.......................      643,974
           875,000 Lombardy Region 5.804%, 10/25/32........      969,965
           275,000 Radnor Holdings Corp. (144A)
                    11.000%, 03/15/10......................      282,562
           500,000 WMC Finance, Ltd. (144A)
                    5.125%, 05/15/13.......................      516,196
                                                            ------------
                                                               4,380,938
                                                            ------------

                   FOOD & BEVERAGES--0.8%
            50,000 Aurora Foods, Inc. 9.875%, 02/15/07.....       17,750
           125,000 Del Monte Corp. 9.250%, 05/15/11........      133,750
           100,000 Del Monte Corp. (144A) 8.625%, 12/15/12.      106,000
           300,000 HJ Heinz Co. 1.000%, 03/15/32...........      357,720
           400,000 Kellogg Co. 2.875%, 06/01/08............      397,186
           260,000 Kraft Foods, Inc. 5.625%, 11/01/11......      283,314
           350,000 NEBCO Evans Holdings Co.
                    1.000%, 07/15/07 (e) (f)...............            0
            29,952 Nutritional Sourcing Corp.
                    10.125%, 08/01/09......................       23,662
           250,000 Premier International Foods, Plc.
                    12.000%, 09/01/09......................      280,000
                                                            ------------
                                                               1,599,382
                                                            ------------

                See accompanying notes to financial statements.

                                    MSF-20

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
      --------------------------------------------------------------------

                  FOREIGN GOVERNMENT--2.2%
      $ 3,580,000 Federal Republic of Germany
                   4.750%, 07/04/08, (EUR)................... $  4,458,858
                                                              ------------

                  FOREST PRODUCTS & PAPER--0.5%
          375,000 Bowater, Inc. (144A) 6.500%, 06/15/13......      355,803
          200,000 Buckeye Technologies, Inc.
                   9.250%, 09/15/08..........................      199,000
           75,000 Buckeye Technologies, Inc.
                   8.000%, 10/15/10..........................       70,125
          425,000 Nexfor, Inc. 7.250%, 07/01/12..............      482,707
                                                              ------------
                                                                 1,107,635
                                                              ------------

                  GAS & OIL--1.4%
          250,000 Airgas, Inc. 7.750%, 09/15/06..............      260,000
          375,000 Devon Financing Corp. 6.875%, 09/30/11.....      439,888
          250,000 Magnum Hunter Resources, Inc.
                   9.600%, 03/15/12..........................      275,000
          200,000 Pogo Producing Co. 8.250%, 04/15/11........      221,500
           50,000 Pride International, Inc. 10.000%, 06/01/09       54,750
          275,000 Stone Energy Corp. 8.250%, 12/15/11........      290,125
          250,000 Swift Energy Co. 10.250%, 08/01/09.........      268,125
          535,000 Valero Energy Corp. 4.750%, 06/15/13.......      523,042
          225,000 Vintage Petroleum, Inc. 9.750%, 06/30/09...      241,875
          125,000 Vintage Petroleum, Inc. 7.875%, 05/15/11...      134,062
          225,000 Westport Resources Corp.
                   8.250%, 11/01/11..........................      246,375
                                                              ------------
                                                                 2,954,742
                                                              ------------

                  GAS & PIPELINE UTILITIES--0.5%
          250,000 Williams Cos., Inc. 6.750%, 10/15/09 (d)...      246,250
          100,000 Williams Cos., Inc. 8.625%, 06/01/10.......      104,500
          100,000 Williams Cos., Inc. 7.625%, 07/15/19.......       97,000
          125,000 Williams Cos., Inc. 7.875%, 09/01/21.......      121,875
          400,000 Williams Cos., Inc. 8.750%, 03/15/32.......      416,000
                                                              ------------
                                                                   985,625
                                                              ------------

                  GOVERNMENT SPONSERED--4.3%
        3,600,000 Federal Republic of Germany
                   4.250%, 02/15/08, (EUR)...................    4,368,237
        3,800,000 Government of France
                   3.500%, 01/12/08, (EUR)...................    4,474,280
                                                              ------------
                                                                 8,842,517
                                                              ------------

                  HEALTH CARE--0.1%
          250,000 Vanguard Health Systems, Inc.
                   9.750%, 08/01/11..........................      248,750
                                                              ------------

                  HEALTH CARE--PRODUCTS--0.1%
          200,000 Medex, Inc. (144A) 8.875%, 05/15/13........      207,500
                                                              ------------

                  HOME BUILDERS--0.1%
          175,000 Holmes Products Corp. 9.875%, 11/15/07.....      156,188
                                                              ------------

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      -------------------------------------------------------------------

                  HOTELS & RESTAURANTS--1.3%
      $   150,000 Capstar Hotel Co. 8.750%, 08/15/07........ $    135,750
          125,000 Felcor Lodging, L.P. 9.500%, 09/15/08 (d).      129,062
          125,000 Felcor Lodging, L.P. 9.000%, 06/01/11.....      125,938
          225,000 Herbst Gaming, Inc. 10.750%, 09/01/08.....      248,062
          275,000 HMH Properties, Inc. 7.875%, 08/01/08.....      279,125
           75,000 Host Marriot, L.P. 8.375%, 02/15/06.......       77,625
          100,000 Host Marriot, L.P. 9.500%, 01/15/07.......      107,500
          200,000 John Q Hammons Hotels, L.P.
                   8.875%, 05/15/12.........................      210,000
          285,000 MGM Mirage, Inc. 9.750%, 06/01/07.........      323,475
          225,000 Park Place Entertainment Corp.
                   9.375%, 02/15/07.........................      249,187
          150,000 Park Place Entertainment Corp.
                   7.875%, 03/15/10.........................      161,250
          350,000 Starwood Hotels & Resorts Worldwide, Inc.
                   7.875%, 05/01/12 (d).....................      383,250
          225,000 Sun International Hotels, Ltd.
                   8.875%, 08/15/11.........................      243,563
                                                             ------------
                                                                2,673,787
                                                             ------------

                  HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.0%
          150,000 Winsloew Furniture, Inc.
                   12.750%, 08/15/07........................       88,875
                                                             ------------

                  HOUSEHOLD PRODUCTS--0.6%
          340,000 Home Interiors & Gifts, Inc.
                   10.125%, 06/01/08........................      345,100
          200,000 North Atlantic Trading, Inc.
                   11.000%, 06/15/04........................      190,000
          425,000 United Industries Corp. 9.875%, 04/01/09..      448,375
          150,000 Windmere-Durable Holdings, Inc.
                   10.000%, 07/31/08........................      157,500
                                                             ------------
                                                                1,140,975
                                                             ------------

                  INDUSTRIAL MACHINERY--0.3%
          150,000 Flowserve Corp. 12.250%, 08/15/10.........      174,750
          100,000 NMHG Holding Co. 10.000%, 05/15/09........      110,000
          225,000 Terex Corp. 10.375%, 04/01/11.............      248,625
                                                             ------------
                                                                  533,375
                                                             ------------

                  INVESTMENT BROKERAGE--0.5%
          300,000 Goldman Sachs Group, Inc.
                   6.600%, 01/15/12.........................      348,594
          625,000 Morgan Stanley 4.250%, 05/15/10...........      643,307
                                                             ------------
                                                                  991,901
                                                             ------------

                  LEISURE--0.9%
          250,000 Ameristar Casinos, Inc. 10.750%, 02/15/09.      283,438
           75,000 Chumash Casino & Resort Enterprises (144A)
                   9.000%, 07/15/10.........................       81,000
          425,000 Coast Hotels & Casinos, Inc.
                   9.500%, 04/01/09.........................      454,750
          225,000 Horseshoe Gaming, L.L.C.
                   8.625%, 05/15/09.........................      238,500

                See accompanying notes to financial statements.

                                    MSF-21

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


      FACE                                                         VALUE
     AMOUNT                                                       (NOTE 1)
   -------------------------------------------------------------------------

               LEISURE--(CONTINUED)
   $   125,000 Station Casinos, Inc. 8.375%, 02/15/08.......... $    135,000
       150,000 Station Casinos, Inc. (144A)
                8.875%, 12/01/08...............................      157,500
       225,000 Turning Stone Casino Resort Enterprise (144A)
                9.125%, 12/15/10...............................      239,906
       250,000 Venetian Casino Resort, L.L.C.
                11.000%, 06/15/10..............................      281,875
                                                                ------------
                                                                   1,871,969
                                                                ------------

               MEDIA--0.8%
       375,000 AOL Time Warner, Inc. 7.625%, 04/15/31..........      432,789
       700,000 Cox Communications, Inc.
                7.750%, 11/01/10...............................      856,243
       225,000 DirecTV Holdings, L.L.C. (144A)
                8.375%, 03/15/13...............................      250,875
       125,000 Vivendi Universal S.A. (144A)
                9.250%, 04/15/10...............................      142,188
                                                                ------------
                                                                   1,682,095
                                                                ------------

               MINING--0.1%
       200,000 Compass Minerals Group, Inc.
                10.000%, 08/15/11..............................      224,000
                                                                ------------

               OFFICE FURNISHINGS & SUPPLIES--0.1%
       200,000 Interface, Inc. 9.500%, 11/15/05................      170,000
                                                                ------------

               PETROLEUM SERVICES--0.1%
       200,000 Pride Petroleum Services, Inc.
                9.375%, 05/01/07...............................      206,500
                                                                ------------

               PLASTICS--0.1%
       100,000 Berry Plastics Corp. 10.750%, 07/15/12..........      110,000
                                                                ------------

               PUBLISHING--0.1%
       150,000 Mail-Well I Corp. 9.625%, 03/15/12..............      157,875
        47,000 World Color Press, Inc. 7.750%, 02/15/09........       49,189
                                                                ------------
                                                                     207,064
                                                                ------------

               REAL ESTATE INVESTMENT TRUST--0.0%
        50,000 Meristar Hospitality Operating Partnership, L.P.
                9.125%, 01/15/11...............................       49,000
                                                                ------------

               RETAIL--1.8%
       250,000 Aurora Foods, Inc. 8.750%, 07/01/08.............       88,125
        50,000 Cole National Group, Inc.
                8.625%, 08/15/07...............................       48,500
       300,000 Cole National Group, Inc.
                8.875%, 05/15/12...............................      288,750
       275,000 Eye Care Centers of America, Inc.
                9.125%, 05/01/08...............................      255,750
       350,000 Finlay Fine Jewelry Corp. 8.375%, 05/01/08......      362,250
        65,000 Fleming Cos., Inc. 10.125%, 04/01/08 (f)........        9,750
       170,000 Gap, Inc. 10.550%, 12/15/08 (d).................      206,550
       321,000 Guitar Center Management Co., Inc.
                11.000%, 07/01/06..............................      329,025

       FACE                                                        VALUE
      AMOUNT                                                      (NOTE 1)
    ------------------------------------------------------------------------

               RETAIL--(CONTINUED)
    $  125,000 Icon Health & Fitness, Inc.
                11.250%, 04/01/12.............................. $    133,125
        75,000 Leslie's Poolmart, Inc. (144A)
                10.375%, 07/15/08..............................       75,000
       125,000 Petco Animal Supplies, Inc.
                10.750%, 11/01/11..............................      142,500
        75,000 Remington Products Co., L.L.C.
                11.000%, 05/15/06..............................       75,375
       200,000 Rite Aid Corp. 7.125%, 01/15/07.................      198,000
       125,000 Rite Aid Corp. 11.250%, 07/01/08................      134,375
       400,000 Safeway, Inc. 7.250%, 02/01/31..................      450,526
       200,000 Saks, Inc. 7.500%, 12/01/10.....................      206,500
       300,000 Sears Roebuck Acceptance Corp.
                7.000%, 06/01/32...............................      335,564
       225,000 Tropical Sportswear International Corp. 11.000%,
                06/15/08.......................................      231,750
                                                                ------------
                                                                   3,571,415
                                                                ------------

               TECHNOLOGY--0.0%
       125,000 Applied Extrusion Technologies, Inc.
                10.750%, 07/01/11..............................       91,875
                                                                ------------

               TELECOMMUNICATIONS--1.6%
       425,000 AT&T Broadband Corp. 8.375%, 03/15/13...........      532,273
       350,000 AT&T Corp. 8.500%, 11/15/31 (d).................      396,861
       675,000 AT&T Wireless Services, Inc.
                8.750%, 03/01/31...............................      834,344
       250,000 Centennial Communications Co. (144A)
                10.125%, 06/15/13..............................      247,500
       175,000 Insight Midwest, L.P. 10.500%, 11/01/10.........      192,062
       530,000 NTL Corp. 19.000%, 01/01/10.....................      503,220
       300,000 Qwest Services Corp. (144A)
                14.000%, 12/15/14..............................      348,000
       200,000 Triton PCS, Inc. (144A) 8.500%, 06/01/13........      215,000
        50,000 US West Communications, Inc.
                8.875%, 06/01/31...............................       52,500
                                                                ------------
                                                                   3,321,760
                                                                ------------

               TRANSPORTATION--0.1%
       250,000 General Maritime Corp. (144A)
                10.000%, 03/15/13..............................      273,750
       200,000 Holt Group, Inc. 9.750%, 01/15/06 (g)...........        6,000
                                                                ------------
                                                                     279,750
                                                                ------------

               U.S. TREASURY--11.6%
       200,000 United States Treasury Bonds
                6.125%, 11/15/27...............................      243,453
       910,000 United States Treasury Bonds
                5.500%, 08/15/28...............................    1,023,644
     2,000,000 United States Treasury Bonds
                5.250%, 11/15/28...............................    2,177,110
     1,000,000 United States Treasury Bonds
                6.125%, 08/15/29...............................    1,221,914
     2,600,000 United States Treasury Bonds
                6.250%, 05/15/30...............................    3,236,797

                See accompanying notes to financial statements.

                                    MSF-22

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   U.S. TREASURY--(CONTINUED)
       $   125,000 United States Treasury Bonds
                    5.375%, 02/15/31....................... $    140,757
           700,000 United States Treasury Notes
                    5.875%, 11/15/04.......................      744,980
         4,000,000 United States Treasury Notes
                    5.750%, 11/15/05.......................    4,402,344
         3,000,000 United States Treasury Notes
                    4.625%, 05/15/06.......................    3,252,069
         3,500,000 United States Treasury Notes
                    4.375%, 05/15/07.......................    3,802,421
           750,000 United States Treasury Notes
                    2.625%, 05/15/08.......................      756,856
         2,500,000 United States Treasury Notes
                    4.875%, 02/15/12.......................    2,778,905
                                                            ------------
                                                              23,781,250
                                                            ------------

                   YANKEE--12.9%
           197,967 Algeria Tranche 2.188%, 09/04/03 (d)....      188,069
           650,000 Corporacion Andina de Fomento
                    6.875%, 03/15/12.......................      739,985
         2,865,000 Federal Republic of Brazil
                    2.188%, 04/15/12 (d)...................    2,152,474
           400,000 Federal Republic of Brazil
                    11.250%, 07/26/07......................      417,000
           765,000 Federal Republic of Brazil
                    11.500%, 03/12/08......................      801,337
            75,000 Federal Republic of Brazil
                    9.375%, 04/07/08.......................       73,875
         1,850,000 Federal Republic of Brazil
                    12.000%, 04/15/10......................    1,926,775
           942,029 Federal Republic of Brazil
                    8.000%, 04/15/14 (d)...................      827,855
           325,000 Federal Republic of Brazil
                    12.250%, 03/06/30......................      327,438
           260,000 Global Crossing Holdings, Ltd.
                    9.125%, 11/15/06 (g)...................       11,700
           110,000 Global Crossing Holdings, Ltd.
                    9.625%, 05/15/08 (g)...................        4,950
           663,529 Kingdom of Morocco 2.188%, 01/02/09 (d).      633,670
           250,000 Millar Western Forest Products, Ltd.
                    9.875%, 05/15/08.......................      260,000
           250,000 Norske Skog Canada, Ltd.
                    8.625%, 06/15/11.......................      261,250
           200,000 Pierce Leahy Command Co.
                    8.125%, 05/15/08.......................      208,000
         1,000,000 Republic of Argentina
                    2.313%, 03/31/23 (d) (g)...............      539,436
           450,000 Republic of Bulgaria 8.250%, 01/15/15...      531,585
           525,000 Republic of Colombia 10.000%, 01/23/12..      588,000
           255,000 Republic of Colombia 11.750%, 02/25/20..      317,475
            85,000 Republic of Columbia 8.375%, 02/15/27...       80,325
         1,625,000 Republic of Ecuador 6.000%, 08/15/03 (d)      975,000
           125,000 Republic of Panama 9.625%, 02/08/11.....      145,000
           425,000 Republic of Panama 9.375%, 01/16/23.....      473,875

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      -------------------------------------------------------------------

                  YANKEE--(CONTINUED)
      $   400,000 Republic of Panama 8.875%, 09/30/27....... $    436,000
          500,000 Republic of Peru 4.500%, 03/07/17.........      380,000
          175,000 Republic of Peru 9.875%, 02/06/15.........      192,063
        1,225,000 Republic of Philippines 8.375%, 03/12/09..    1,304,625
          850,000 Republic of Turkey 11.500%, 01/23/12......      877,625
          175,000 Republic of Turkey 11.000%, 01/14/13......      176,531
          125,000 Rhodia S.A. (144A) 7.625%, 06/01/10.......      132,188
        2,270,000 Russian Federation 0/5.000%, 03/31/07 (e).    2,205,305
        1,745,000 Russian Federation 8.250%, 03/31/10.......    2,022,106
          315,000 Telewest, Plc. 0/11.375%, 02/01/05 (e) (g)       92,138
          925,000 United Mexican States 8.375%, 01/14/11....    1,107,687
        3,650,000 United Mexican States 8.300%, 08/15/31....    4,202,975
          250,000 United-Pan Europe Communications NV
                   0/13.375%, 11/01/09 (e) (g)..............       35,625
          150,000 United-Pan Europe Communications NV
                   0/13.750%, 02/01/10 (e) (g)..............       20,625
          300,000 United-Pan Europe Communications NV
                   11.250%, 02/01/10 (g)....................       64,500
          200,000 United-Pan Europe Communications NV
                   0/11.500%, 02/01/10 (g)..................       43,000
           75,000 Yell Finance BV 0/13.500%, 08/01/06 (e)...       64,125
          375,000 Yell Finance BV 10.750%, 08/01/11.........      432,188
                                                             ------------
                                                               26,274,380
                                                             ------------
                  Total Bonds & Notes
                   (Identified Cost $166,776,065)...........  174,454,812
                                                             ------------

      COMMON STOCKS--0.5%
        SHARES
      -------------------------------------------------------------------

                  COMMUNICATION SERVICES--0.4%
            6,500 CSC Holdings, Inc.........................      666,250
            2,317 SpectraSite, Inc..........................      115,502
                                                             ------------
                                                                  781,752
                                                             ------------

                  CONTAINERS & GLASS--0.0%
            8,621 Indesco International, Inc. (f)...........       47,416
                                                             ------------

                  TELECOMMUNICATIONS--0.1%
                4 NTL Europe, Inc...........................           20
            4,167 NTL, Inc..................................      142,178
                                                             ------------
                                                                  142,198
                                                             ------------
                  Total Common Stocks
                   (Identified Cost $1,428,769).............      971,366
                                                             ------------

                See accompanying notes to financial statements.

                                    MSF-23

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

PREFERRED STOCKS--0.0%


                                                                    VALUE
     SHARES                                                        (NOTE 1)
   --------------------------------------------------------------------------

               COMMUNICATION SERVICES--0.0%
           500 CSC Holdings, Inc................................ $     51,375
                                                                 ------------

               INVESTMENT COMPANIES--0.0%
           840 TCR Holdings (Class B) (b).......................            1
           462 TCR Holdings (Class C) (b).......................            0
         1,219 TCR Holdings (Class D) (b).......................            1
         2,521 TCR Holdings (Class E) (b).......................            3
                                                                 ------------
                                                                            5
                                                                 ------------
               Total Preferred Stocks
                (Identified Cost $46,550).......................       51,380
                                                                 ------------

   WARRANTS--0.0%
   --------------------------------------------------------------------------

               COMMUNICATIONS--0.0%
            80 American Tower Corp..............................        8,240
           125 Leap Wireless International, Inc. (b)............            0
                                                                 ------------
                                                                        8,240
                                                                 ------------

               YANKEE--0.0%
         3,750 Republic of Venezuela (b)........................            0
                                                                 ------------
               Total Warrants
                (Identified Cost $45,510).......................        8,240
                                                                 ------------

   UNITS--0.0%
      FACE
     AMOUNT
   --------------------------------------------------------------------------

               UNITS--0.0%
   $   229,692 ContiFinancial Corp. (Liquidating Unit Trust) (f) $      7,206
                                                                 ------------
               Total Units
                (Identified Cost $0)............................        7,206
                                                                 ------------

SHORT TERM INVESTMENTS30.8%

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                COMMERCIAL PAPER--17.9%
    $ 6,000,000 ABSC Capital Corp. 1.150%, 07/14/03.......... $  5,997,508
      4,000,000 DaimlerChrysler North America Holding Corp.
                 1.360%, 07/14/03............................    3,998,036
      3,825,000 Fairway Finance Corp. 1.120%, 07/14/03.......    3,823,453
      4,000,000 Four Winds Funding Corp.
                 1.400%, 07/14/03............................    3,997,978
      4,000,000 General Motors Acceptance Corp.
                 1.370%, 07/14/03............................    3,998,021
      2,714,000 Giro Balanced Funding 1.130%, 07/14/03.......    2,712,893
      6,000,000 Market Street Funding Corp.
                 1.125%, 07/14/03............................    5,997,562
      6,000,000 Tasman Funding, Inc. 1.150%, 07/14/03........    5,997,508
                                                              ------------
                                                                36,522,959
                                                              ------------

                REPURCHASE AGREEMENT--12.9%
     26,322,000 State Street Corp. Repurchase Agreement dated
                 06/30/03 at 1.000% to be repurchased at
                 $26,322,731 on 07/01/03, collaterized by
                 $20,040,000 U.S. Treasury Bond
                 7.250% due 05/15/16 with a value of
                 $26,853,600.................................   26,322,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $62,844,959)...............   62,844,959
                                                              ------------
                Total Investments--116.7%
                 (Identified Cost $231,141,853) (a)..........  238,337,963
                Other assets less liabilities................  (34,081,947)
                                                              ------------
                TOTAL NET ASSETS--100%....................... $204,256,016
                                                              ============

FORWARD CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2003

                                          LOCAL    AGGREGATE
                                         CURRENCY    FACE       TOTAL     UNREALIZED
FORWARD CURRENCY CONTRACT DELIVERY DATE   AMOUNT     VALUE      VALUE    APPRECIATION
------------------------- ------------- ---------- ---------- ---------- ------------
  Euro Currency (Sold)...    7/24/03    12,067,347 14,012,000 13,870,256   141,744

                See accompanying notes to financial statements.

                                    MSF-24

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................             $212,015,963
       Investments in repurchase agreements
        (at cost $26,322,000)...................               26,322,000
                                                             ------------
       Total Investments........................              238,337,963
       Receivable for:
        Securities sold.........................                  733,747
        Fund shares sold........................                  728,561
        Open forward currency contracts--net....                  141,744
        Dividends and interest..................                2,593,050
                                                             ------------
         Total Assets...........................              242,535,065
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   415,854
        Securities purchased....................  37,043,928
        Due to custodian bank...................     629,950
       Accrued expenses:
        Management fees.........................     107,203
        Service and distribution fees...........       6,648
        Deferred trustees fees..................      15,391
        Other expenses..........................      60,075
                                                 -----------
         Total Liabilities......................               38,279,049
                                                             ------------
     NET ASSETS.................................             $204,256,016
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $194,130,357
        Undistributed net investment income.....                4,489,317
        Accumulated net realized gains
         (losses)...............................               (1,709,711)
        Unrealized appreciation (depreciation)
         on investments and foreign currency....                7,346,053
                                                             ------------
     NET ASSETS.................................             $204,256,016
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($146,271,073 divided by
      11,965,306 shares outstanding)............             $      12.22
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($23,910 divided by 1,959 shares
      outstanding)..............................             $      12.21
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($57,961,033 divided by
      4,748,226 shares outstanding).............             $      12.21
                                                             ============
     Identified cost of investments.............             $231,141,853
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................            $   29,518 (a)
        Interest................................              5,208,482
                                                            -----------
                                                              5,238,000
      EXPENSES
        Management fees......................... $  555,448
        Service and distribution fees--Class B..          9
        Service and distribution fees--Class E..     28,790
        Directors' fees and expenses............      7,092
        Custodian...............................     84,507
        Audit and tax services..................     11,150
        Legal...................................      2,459
        Printing................................     19,128
        Insurance...............................      1,552
        Miscellaneous...........................        750
                                                 ----------
        Total expenses..........................                710,885
                                                            -----------
      NET INVESTMENT INCOME.....................              4,527,115
                                                            -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................  4,296,187
        Foreign currency transactions--net......     42,948   4,339,135
                                                 ----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................  6,076,189
        Foreign currency transactions--net......    149,943   6,226,132
                                                 ---------- -----------
      Net gain (loss)...........................             10,565,267
                                                            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $15,092,382
                                                            ===========

(a)Net of foreign taxes of $536.

                See accompanying notes to financial statements.

                                    MSF-25

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  4,527,115  $  7,983,396
  Net realized gain (loss)..........................................    4,339,135      (220,732)
  Unrealized appreciation (depreciation)............................    6,226,132     4,559,118
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   15,092,382    12,321,782
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (2,876,715)   (8,201,211)
    Class B.........................................................         (105)            0
    Class E.........................................................     (839,597)     (700,436)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (3,716,417)   (8,901,647)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   44,795,255    32,741,108
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   56,171,220    36,161,243

NET ASSETS
  Beginning of the period...........................................  148,084,796   111,923,553
                                                                     ------------  ------------
  End of the period................................................. $204,256,016  $148,084,796
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  4,489,317  $  3,678,619
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,617,267  $ 31,105,614   4,164,573  $ 46,510,864
  Reinvestments...............................................    245,035     2,876,715     755,524     8,201,211
  Redemptions................................................. (1,566,773)  (18,636,384) (4,021,240)  (44,765,421)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,295,529  $ 15,345,945     898,857  $  9,946,654
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................      2,154  $     25,987         192  $      2,090
  Reinvestments...............................................          9           105           0             0
  Redemptions.................................................       (396)       (4,762)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................      1,767  $     21,330         192  $      2,090
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  2,579,261  $ 30,791,152   2,154,789  $ 23,854,122
  Reinvestments...............................................     71,577       839,597      65,097       700,436
  Redemptions.................................................   (183,905)   (2,202,769)   (159,577)   (1,762,194)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,466,933  $ 29,427,980   2,060,309  $ 22,792,364
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  3,764,229  $ 44,795,255   2,959,358  $ 32,741,108
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-26

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                    CLASS A
                                                          -----------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                 YEAR ENDED DECEMBER 31,
                                                            JUNE 30,    ---------------------------------------------
                                                              2003        2002      2001      2000     1999     1998
                                                          ----------    --------  --------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  11.44     $  11.20  $  11.42  $ 10.67  $ 11.43  $ 12.01
                                                           --------     --------  --------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      0.27         0.69      0.70     0.77     0.95     0.80
  Net realized and unrealized gain (loss) on investments.      0.77         0.35      0.04    (0.02)   (0.78)   (0.56)
                                                           --------     --------  --------  -------  -------  -------
  Total from investment operations.......................      1.04         1.04      0.74     0.75     0.17     0.24
                                                           --------     --------  --------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (0.26)       (0.80)    (0.96)    0.00    (0.93)   (0.79)
  Distributions from net realized capital gains..........      0.00         0.00      0.00     0.00     0.00    (0.02)
  Distributions in excess of net realized capital gains..      0.00         0.00      0.00     0.00     0.00    (0.01)
                                                           --------     --------  --------  -------  -------  -------
  Total distributions....................................     (0.26)       (0.80)    (0.96)    0.00    (0.93)   (0.82)
                                                           --------     --------  --------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD...........................  $  12.22     $  11.44  $  11.20  $ 11.42  $ 10.67  $ 11.43
                                                           ========     ========  ========  =======  =======  =======
TOTAL RETURN (%).........................................       9.1 (b)      9.6       6.6      7.0      1.4      2.0
Ratio of operating expenses to average net assets (%)....      0.80 (c)     0.85      0.84     0.78     0.81     0.85
Ratio of net investment income to average net assets (%).      5.34 (c)     6.25      6.44     6.90     8.15     7.20
Portfolio turnover rate (%)..............................       274 (c)      239       248      360      224      283
Net assets, end of period (000)..........................  $146,271     $122,023  $109,448  $95,434  $94,910  $95,450

                                                                     CLASS B                            CLASS E
                                                          -------------------------     -------------------------------------
                                                          SIX MONTHS   JULY 30, 2002(A) SIX MONTHS                MAY 1, 2001(A)
                                                            ENDED          THROUGH        ENDED       YEAR ENDED     THROUGH
                                                           JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                             2003            2002          2003          2002          2001
                                                          ----------   ---------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $11.41          $10.43       $ 11.42       $ 11.20        $10.80
                                                            ------          ------       -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.16            0.14          0.26          0.73          0.10
  Net realized and unrealized gain (loss) on investments.     0.89            0.84          0.78          0.29          0.30
                                                            ------          ------       -------       -------        ------
  Total from investment operations.......................     1.05            0.98          1.04          1.02          0.40
                                                            ------          ------       -------       -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (0.25)           0.00         (0.25)        (0.80)         0.00
  Distributions from net realized capital gains..........     0.00            0.00          0.00          0.00          0.00
  Distributions in excess of net realized capital gains..     0.00            0.00          0.00          0.00          0.00
                                                            ------          ------       -------       -------        ------
  Total distributions....................................    (0.25)           0.00         (0.25)        (0.80)         0.00
                                                            ------          ------       -------       -------        ------
NET ASSET VALUE, END OF PERIOD...........................   $12.21          $11.41       $ 12.21       $ 11.42        $11.20
                                                            ======          ======       =======       =======        ======
TOTAL RETURN (%).........................................      9.3 (b)         9.4 (b)       9.2 (b)       9.4           3.7(b)
Ratio of operating expenses to average net assets (%)....     1.05 (c)        1.10 (c)      0.95 (c)      1.00          0.99(c)
Ratio of net investment income to average net assets (%).     4.79 (c)        5.66 (c)      5.14 (c)      6.03          5.50(c)
Portfolio turnover rate (%)..............................      274 (c)         239 (c)       274 (c)       239           248(c)
Net assets, end of period (000)..........................   $   24          $    2       $57,961       $26,060        $2,476

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-27

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--97.0% OF TOTAL NET ASSETS


           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ----------------------------------------------------------------

                    ASSET BACKED--2.0%
        $ 1,500,000 Commodore CDO I, Ltd. 1.810%, 02/24/34 $   1,481,250
          4,498,133 Wings 2003 1, Ltd. 1.790%, 11/15/35...     4,391,927
                                                           -------------
                                                               5,873,177
                                                           -------------

                    COLLATERALIZED MORTGAGE OBLIGATIONS--0.3%
            815,472 Bank America Mortgage Securities, Inc.
                     6.500%, 03/25/32.....................       822,031
                                                           -------------

                    FEDERAL AGENCIES--67.4%
          1,000,000 Federal Home Loan Banks 5.800%,
                     09/02/08.............................     1,150,143
             30,275 Federal Home Loan Mortgage Corp.
                     7.500%, 05/01/07.....................        32,116
              2,050 Federal Home Loan Mortgage Corp.
                     6.000%, 10/01/10.....................         2,139
             53,376 Federal Home Loan Mortgage Corp.
                     7.000%, 07/01/11.....................        56,745
             10,483 Federal Home Loan Mortgage Corp.
                     11.750%, 01/01/12....................        11,328
            110,186 Federal Home Loan Mortgage Corp.
                     6.500%, 08/01/13.....................       115,816
             21,794 Federal Home Loan Mortgage Corp.
                     8.250%, 04/01/17.....................        23,711
             27,983 Federal Home Loan Mortgage Corp.
                     9.000%, 10/01/17.....................        30,434
             35,490 Federal Home Loan Mortgage Corp.
                     8.000%, 12/01/19.....................        38,460
            154,657 Federal Home Loan Mortgage Corp.
                     8.000%, 07/01/20.....................       167,383
             28,740 Federal Home Loan Mortgage Corp.
                     6.500%, 03/01/26.....................        30,007
              4,097 Federal Home Loan Mortgage Corp.
                     6.500%, 05/01/26.....................         4,277
             16,207 Federal Home Loan Mortgage Corp.
                     6.500%, 06/01/26.....................        16,921
            236,269 Federal Home Loan Mortgage Corp.
                     6.500%, 07/01/26.....................       246,678
            482,536 Federal Home Loan Mortgage Corp.
                     6.000%, 10/01/28.....................       499,910
            456,228 Federal Home Loan Mortgage Corp.
                     6.000%, 11/01/28.....................       473,672
          1,152,746 Federal Home Loan Mortgage Corp.
                     8.000%, 09/01/31.....................     1,234,307
          3,000,000 Federal Home Loan Mortgage Corp.
                     4.500%, 04/15/32.....................     3,010,958
         22,900,000 Federal Home Loan Mortgage Corp.
                     6.000%, TBA..........................    23,737,270
         10,000,000 Federal Home Loan Mortgage Corp.
                     6.500%, TBA..........................    10,406,250
         10,000,000 Federal Home Loan Mortgage Corp.
                     7.000%, TBA..........................    10,484,380
            612,686 Federal National Mortgage Association
                     7.379%, 01/17/13 (d).................       663,564
                145 Federal National Mortgage Association
                     14.443%, 04/25/09 (d)................           146

           FACE                                              VALUE
          AMOUNT                                            (NOTE 1)
        ---------------------------------------------------------------

                    FEDERAL AGENCIES--(CONTINUED)
        $   230,751 Federal National Mortgage Association
                     8.404%, 12/28/28 (d)................ $     247,078
             42,986 Federal National Mortgage Association
                     6.500%, 06/01/08....................        45,606
             15,763 Federal National Mortgage Association
                     6.500%, 12/01/10....................        16,672
            322,945 Federal National Mortgage Association
                     6.500%, 04/01/13....................       340,513
            170,588 Federal National Mortgage Association
                     6.500%, 07/01/13....................       179,867
            171,521 Federal National Mortgage Association
                     7.000%, 12/01/14....................       182,143
             23,900 Federal National Mortgage Association
                     7.000%, 07/01/15....................        25,362
             34,395 Federal National Mortgage Association
                     7.000%, 08/01/15....................        36,498
             14,525 Federal National Mortgage Association
                     12.500%, 09/20/15...................        17,155
            128,928 Federal National Mortgage Association
                     12.000%, 10/01/15...................       152,020
              8,599 Federal National Mortgage Association
                     12.000%, 01/15/16...................        10,101
             72,407 Federal National Mortgage Association
                     12.500%, 01/15/16...................        85,275
              2,798 Federal National Mortgage Association
                     11.500%, 09/01/19...................         3,239
             34,865 Federal National Mortgage Association
                     7.000%, 11/01/23....................        36,928
             46,887 Federal National Mortgage Association
                     6.500%, 03/01/26....................        49,052
             33,367 Federal National Mortgage Association
                     7.000%, 07/01/26....................        35,158
            125,958 Federal National Mortgage Association
                     7.000%, 02/01/28....................       132,391
            271,268 Federal National Mortgage Association
                     7.000%, 10/01/28....................       284,927
            100,547 Federal National Mortgage Association
                     7.000%, 11/01/28....................       105,610
            177,036 Federal National Mortgage Association
                     7.000%, 02/01/29....................       186,753
            621,492 Federal National Mortgage Association
                     6.500%, 04/01/29....................       646,952
              7,877 Federal National Mortgage Association
                     8.000%, 11/01/29....................         8,471
            326,503 Federal National Mortgage Association
                     7.500%, 12/01/29....................       345,923
            135,918 Federal National Mortgage Association
                     7.000%, 01/01/30....................       143,205
          1,255,000 Federal National Mortgage Association
                     6.527%, 05/25/30....................     1,417,901
            148,624 Federal National Mortgage Association
                     8.000%, 08/01/30....................       160,269
            111,212 Federal National Mortgage Association
                     8.000%, 10/01/30....................       119,926

                See accompanying notes to financial statements.

                                    MSF-28

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       ------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
       $   285,888 Federal National Mortgage Association
                    7.500%, 11/01/30....................... $     303,746
            97,511 Federal National Mortgage Association
                    7.500%, 01/01/31.......................       103,603
             2,312 Federal National Mortgage Association
                    8.000%, 02/01/31.......................         2,493
            43,961 Federal National Mortgage Association
                    8.000%, 03/01/31.......................        47,269
        20,000,000 Federal National Mortgage Association
                    5.000%, TBA............................    20,318,760
        41,000,000 Federal National Mortgage Association
                    6.500%, TBA............................    42,755,291
        10,000,000 Federal National Mortgage Association
                    5.000%, TBA............................    10,118,750
         5,000,000 Federal National Mortgage Association
                    5.500%, TBA............................     5,192,190
        44,000,000 Federal National Mortgage Association
                    6.000%, TBA............................    45,742,168
        14,000,000 Federal National Mortgage Association
                    7.000%, TBA............................    14,743,750
         2,000,000 Federal National Mortgage Association
                    8.000%, TBA............................     2,149,376
            44,618 Government National Mortgage Association
                    9.000%, 12/15/16.......................        49,500
           580,423 Government National Mortgage Association
                    8.500%, 06/15/25.......................       634,388
           141,412 Government National Mortgage Association
                    7.500%, 01/15/29.......................       150,234
           102,222 Government National Mortgage Association
                    7.500%, 09/15/29.......................       108,479
            57,513 Government National Mortgage Association
                    7.500%, 01/15/30.......................        60,991
           107,848 Government National Mortgage Association
                    7.500%, 02/15/30.......................       114,370
             2,649 Government National Mortgage Association
                    7.500%, 03/15/30.......................         2,809
            57,893 Government National Mortgage Association
                    7.500%, 04/15/30.......................        61,394
           142,057 Government National Mortgage Association
                    7.500%, 05/15/30.......................       150,988
            81,783 Government National Mortgage Association
                    7.500%, 06/15/30.......................        86,729
           120,512 Government National Mortgage Association
                    7.500%, 09/15/30.......................       127,800
                                                            -------------
                                                              200,476,688
                                                            -------------

                   U.S. TREASURY--27.3%
           100,000 United States Treasury Bonds
                    6.375%, 08/15/27.......................       125,270
         3,000,000 United States Treasury Notes
                    2.750%, 09/30/03.......................     3,014,064
         1,500,000 United States Treasury Notes
                    5.250%, 05/15/04.......................     1,554,961
         5,000,000 United States Treasury Notes
                    2.250%, 07/31/04.......................     5,064,650

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                U.S. TREASURY--(CONTINUED)
    $ 2,000,000 United States Treasury Notes
                 6.750%, 05/15/05............................ $   2,202,578
      5,000,000 United States Treasury Notes
                 5.750%, 11/15/05............................     5,502,930
     12,500,000 United States Treasury Notes
                 4.375%, 05/15/07............................    13,580,075
     13,000,000 United States Treasury Notes
                 3.250%, 08/15/07............................    13,567,229
      6,000,000 United States Treasury Notes
                 3.000%, 11/15/07............................     6,188,904
     10,000,000 United States Treasury Notes
                 3.000%, 02/15/08............................    10,290,230
      3,000,000 United States Treasury Notes
                 6.500%, 02/15/10............................     3,639,492
     11,000,000 United States Treasury Notes
                 4.000%, 11/15/12............................    11,446,446
      5,000,000 United States Treasury Notes
                 3.625%, 05/15/13............................     5,039,060
                                                              -------------
                                                                 81,215,889
                                                              -------------
                Total Bonds & Notes
                 (Identified Cost $284,461,120)..............   288,387,785
                                                              -------------

    SHORT TERM INVESTMENTS--64.8%
    -----------------------------------------------------------------------

                COMMERCIAL PAPER--6.8%
      9,000,000 DaimlerChrysler North America Holdings Corp.
                 1.360%, 07/14/03............................     8,995,580
      9,400,000 Four Winds Funding Corp.
                 1.400%, 07/14/03............................     9,395,248
      1,784,000 General Motors Acceptance Corp.
                 1.370%, 07/14/03............................     1,783,117
                                                              -------------
                                                                 20,173,945
                                                              -------------

                REPURCHASE AGREEMENT--58.0%
     43,000,000 Greenwich Repurchase Agreement dated
                 06/30/03 at 1.000% to be repurchased at
                 $43,001,194 on 07/01/03, collateralized
                 by $40,163,000 U.S. Treasury Bond
                 5.250% due 02/15/29 with a value of
                 $43,878,078.................................    43,000,000
     43,000,000 J.P. Morgan Chase & Co. Repurchase
                 Agreement dated 06/30/03 at 0.980% to
                 be repurchased at $43,001,170.56 on
                 07/01/03, collateralized by $25,063,000
                 U.S. Treasury Bond 11.250% due 02/15/15
                 with a value of $43,859,999.................    43,000,000
     43,538,000 State Street Corp. Repurchase Agreement dated
                 06/30/03 at 1.000% to be repurchased at
                 $43,539,209 on 07/01/03, collateralized
                 by $33,145,000 U.S. Treasury Bond
                 7.250% due 05/15/16 with a value of
                 $44,414,300.................................    43,538,000

                See accompanying notes to financial statements.

                                    MSF-29

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

SHORT TERM INVESTMENTS--(CONTINUED)


       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                REPURCHASE AGREEMENT--(CONTINUED)
    $43,000,000 Warburg Dillon Reed Repurchase Agreement
                 dated 06/30/03 at 1.090% to be
                 repurchased at $43,001,302 on 07/01/03,
                 collateralized by $39,603,000 U.S. Treasury
                 Bond 5.250% due 02/15/29 with a value of
                 $43,860,323................................ $  43,000,000
                                                             -------------
                                                               172,538,000
                                                             -------------
                Total Short Term Investments
                 (Identified Cost $192,711,945).............   192,711,945
                                                             -------------
                Total Investments--161.8%
                 (Identified Cost $477,173,065) (a).........   481,099,730
                Other assets less liabilities...............  (183,725,719)
                                                             -------------

                TOTAL NET ASSETS--100%...................... $ 297,374,011
                                                             =============

                See accompanying notes to financial statements.

                                    MSF-30

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................              $308,561,730
       Investment in repurchase agreements
        (at cost $172,538,000)..................               172,538,000
                                                              ------------
       Total Investments........................               481,099,730
       Cash.....................................                       388
       Receivable for:
        Fund shares sold........................                 1,686,382
        Dividends and interest..................                 1,175,768
                                                 -            ------------
         Total Assets...........................               483,962,268
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $    278,723
        Securities purchased....................  186,067,645
       Accrued expenses:
        Management fees.........................      132,742
        Service and distribution fees...........       13,006
        Deferred trustees fees..................       13,726
        Other expenses..........................       82,415
                                                 ------------
         Total Liabilities......................               186,588,257
                                                              ------------
     NET ASSETS.................................              $297,374,011
                                                              ============
       Net assets consist of:
        Capital paid in.........................              $288,615,318
        Undistributed net investment income.....                 1,902,324
        Accumulated net realized gains
         (losses)...............................                 2,929,704
        Unrealized appreciation (depreciation)
         on investments.........................                 3,926,665
                                                              ------------
     NET ASSETS.................................              $297,374,011
                                                              ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($187,163,054 divided by
      15,169,672 shares outstanding)............              $      12.34
                                                              ============
     CLASS B
     Net asset value and redemption price per
      share ($129,677 divided by 10,536
      shares outstanding).......................              $      12.31
                                                              ============
     CLASS E
     Net asset value and redemption price per
      share ($110,081,280 divided by
      8,941,772 shares outstanding).............              $      12.31
                                                              ============
     Identified cost of investments.............              $477,173,065
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

        INVESTMENT INCOME
          Interest................................          $2,885,067
                                                            ----------
        EXPENSES
          Management fees......................... $752,285
          Deferred expense reimbursement..........   11,105
          Service and distribution fees--Class B..       51
          Service and distribution fees--Class E..   65,890
          Directors' fees and expenses............    7,411
          Custodian...............................   47,280
          Audit and tax services..................   11,150
          Legal...................................    3,967
          Printing................................   42,312
          Insurance...............................    2,025
          Miscellaneous...........................      754
                                                   --------
          Total expenses..........................             944,230
                                                            ----------
        NET INVESTMENT INCOME.....................           1,940,837
                                                            ----------
        REALIZED AND UNREALIZED GAIN (LOSS)
        Realized gain (loss) on:
          Investments--net........................           3,185,522
        Unrealized appreciation (depreciation) on:
          Investments--net........................            (664,459)
                                                            ----------
        Net gain (loss)...........................           2,521,063
                                                            ----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
         OPERATIONS...............................          $4,461,900
                                                            ==========

                See accompanying notes to financial statements.

                                    MSF-31

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,940,837  $  3,564,933
  Net realized gain (loss)..........................................    3,185,522     5,480,772
  Unrealized appreciation (depreciation)............................     (664,459)    3,616,935
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    4,461,900    12,662,640
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income............................................
    Class A.........................................................   (1,231,008)   (3,873,917)
    Class B.........................................................         (320)            0
    Class E.........................................................     (559,594)     (619,393)
                                                                     ------------  ------------
                                                                       (1,790,922)   (4,493,310)
                                                                     ------------  ------------
   Net realized gain................................................
    Class A.........................................................   (1,884,506)   (2,058,355)
    Class B.........................................................         (529)            0
    Class E.........................................................     (925,195)     (399,391)
                                                                     ------------  ------------
                                                                       (2,810,230)   (2,457,746)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (4,601,152)   (6,951,056)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   49,260,699   134,186,646
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   49,121,447   139,898,230

NET ASSETS
  Beginning of the period...........................................  248,252,564   108,354,334
                                                                     ------------  ------------
  End of the period................................................. $297,374,011  $248,252,564
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,902,324  $  1,752,409
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,873,385  $ 35,531,274  10,458,929  $127,000,023
  Reinvestments...............................................    254,952     3,115,514     496,916     5,932,272
  Redemptions................................................. (2,626,476)  (32,459,912) (4,818,108)  (58,490,162)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    501,861  $  6,186,876   6,137,737  $ 74,442,133
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................     10,463  $    129,098         175  $      2,119
  Reinvestments...............................................         69           849           0             0
  Redemptions.................................................       (171)       (2,108)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................     10,361  $    127,839         175  $      2,119
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  4,254,373  $ 52,510,520   5,250,111  $ 63,562,494
  Reinvestments...............................................    121,704     1,484,789      85,406     1,018,784
  Redemptions.................................................   (895,668)  (11,049,325)   (399,904)   (4,838,884)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,480,409  $ 42,945,984   4,935,613  $ 59,742,394
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  3,992,631  $ 49,260,699  11,073,525  $134,186,646
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-32

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)




                                                                                    -----------------------
                                                                                     SIX MONTHS
                                                                                       ENDED
                                                                                      JUNE 30,    ---------
                                                                                        2003        2002
                                                                                    ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD...............................................  $  12.34     $  11.97
                                                                                     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income............................................................      0.09         0.38
  Net realized and unrealized gain (loss) on investments...........................      0.11         0.54
                                                                                     --------     --------
  Total from investment operations.................................................      0.20         0.92
                                                                                     --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income.........................................     (0.08)       (0.38)
  Distributions from net realized capital gains....................................     (0.12)       (0.17)
                                                                                     --------     --------
  Total Distributions..............................................................     (0.20)       (0.55)
                                                                                     --------     --------
NET ASSET VALUE, END OF PERIOD.....................................................  $  12.34     $  12.34
                                                                                     ========     ========
TOTAL RETURN (%)...................................................................       1.7 (b)      7.9
Ratio of operating expenses to average net assets (%)..............................      0.64 (c)     0.70
Ratio of net investment income to average net assets (%)...........................      1.47 (c)     2.20
Portfolio turnover rate (%)........................................................       760 (c)      672
Net assets, end of period (000)....................................................  $187,163     $180,989
The ratios of operating expenses to average net assets without giving effect to the
 contractual expense agreement would have been.....................................        --         0.70

                                                                                       CLASS A
                                                                                    -----------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                    -----------------------------------
                                                                                      2001     2000     1999     1998
                                                                                    --------  ------- -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD............................................... $  11.94  $ 10.81 $ 11.47  $ 11.14
                                                                                    --------  ------- -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income............................................................     0.37     0.67    0.65     0.47
  Net realized and unrealized gain (loss) on investments...........................     0.41     0.46   (0.62)    0.37
                                                                                    --------  ------- -------  -------
  Total from investment operations.................................................     0.78     1.13    0.03     0.84
                                                                                    --------  ------- -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income.........................................    (0.75)    0.00   (0.66)   (0.45)
  Distributions from net realized capital gains....................................     0.00     0.00   (0.03)   (0.06)
                                                                                    --------  ------- -------  -------
  Total Distributions..............................................................    (0.75)    0.00   (0.69)   (0.51)
                                                                                    --------  ------- -------  -------
NET ASSET VALUE, END OF PERIOD..................................................... $  11.97  $ 11.94 $ 10.81  $ 11.47
                                                                                    ========  ======= =======  =======
TOTAL RETURN (%)...................................................................      6.7     10.5     0.2      7.5
Ratio of operating expenses to average net assets (%)..............................     0.70     0.70    0.70     0.70
Ratio of net investment income to average net assets (%)...........................     4.49     6.29    5.89     5.70
Portfolio turnover rate (%)........................................................      362      583     530      496
Net assets, end of period (000).................................................... $102,066  $57,173 $50,967  $45,807
The ratios of operating expenses to average net assets without giving effect to the
 contractual expense agreement would have been.....................................     0.73     0.71    0.72     0.77

                                                         CLASS B                             CLASS E
                                              -------------------------     -------------------------------------
                                              SIX MONTHS   JULY 30, 2002(A)  SIX MONTHS       YEAR     MAY 1, 2001(A)
                                                ENDED          THROUGH         ENDED         ENDED        THROUGH
                                               JUNE 30,      DECEMBER 31,     JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                 2003            2002           2003          2002          2001
                                              ----------   ---------------- ----------    ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $12.31          $11.88       $  12.32       $ 11.96        $11.45
                                                ------          ------       --------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................     0.03            0.04           0.08          0.31          0.07
 Net realized and unrealized gain (loss) on
   investments...............................     0.17            0.39           0.11          0.42          0.44
                                                ------          ------       --------       -------        ------
 Total from investment operations............     0.20            0.43           0.19          0.73          0.51
                                                ------          ------       --------       -------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income....    (0.08)           0.00          (0.08)        (0.20)         0.00
 Distributions from net realized capital
   gains.....................................    (0.12)           0.00          (0.12)        (0.17)         0.00
                                                ------          ------       --------       -------        ------
 Total Distributions.........................    (0.20)           0.00          (0.20)        (0.37)         0.00
                                                ------          ------       --------       -------        ------
NET ASSET VALUE, END OF PERIOD...............   $12.31          $12.31       $  12.31       $ 12.32        $11.96
                                                ======          ======       ========       =======        ======
TOTAL RETURN (%).............................      1.6 (b)         3.6 (b)        1.6 (b)       7.7           4.5 (b)
Ratio of operating expenses to average net
 assets (%)..................................     0.89 (a)        0.95 (c)       0.79 (c)      0.85          0.85 (c)
Ratio of net investment income to average
 net assets (%)..............................     1.24 (c)        1.34 (c)       1.32 (c)      2.05          3.39 (c)
Portfolio turnover rate (%)..................      760 (c)         672 (c)        760 (c)       672           362 (c)
Net assets, end of period (000)..............   $  130          $    2       $110,081       $67,262        $6,289
The Ratios of operating expenses to average
 net assets without giving effect to the
 contractual expense agreement would have
 been (%)....................................       --            0.95 (c)         --          0.85          0.88 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-33

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--95.6% OF TOTAL NET ASSETS

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       ------------------------------------------------------------------

                   ADVERTISING--0.2%
       $ 1,500,000 Lamar Media Corp. (144A)
                    7.250%, 01/01/13...................... $    1,590,000
                                                           --------------

                   AEROSPACE & DEFENSE--0.8%
         1,150,000 L-3 Communications Holdings, Inc.
                    7.625%, 06/15/12......................      1,265,000
         2,700,000 Raytheon Co. 8.200%, 03/01/06..........      3,115,149
         2,100,000 The Boeing Co. 8.750%, 08/15/21........      2,757,586
           750,000 United Technologies Corp.
                    7.125%, 11/15/10......................        904,850
                                                           --------------
                                                                8,042,585
                                                           --------------

                   AGRICULTURAL MACHINERY--0.3%
         2,500,000 Cargill, Inc. (144A) 6.250%, 05/01/06..      2,789,085
                                                           --------------

                   AIRLINES--0.7%
         2,886,586 Continental Airlines, Inc.
                    6.703%, 06/15/21......................      2,798,211
         1,600,000 Delta Airlines, Inc. 7.570%, 11/18/10..      1,645,699
         2,900,000 Delta Airlines, Inc. 6.417%, 07/02/12..      3,137,526
                                                           --------------
                                                                7,581,436
                                                           --------------

                   ASSET BACKED--4.0%
         6,764,057 Amortizing Residential Collateral Trust
                    1.355%, 07/25/32 (d)..................      6,764,297
         1,250,000 Chase Manhattan Auto Owner Trust
                    4.170%, 09/15/08......................      1,289,498
         2,605,000 Citibank Credit Card Issuance Trust
                    7.450%, 09/15/07......................      2,881,716
         2,300,000 Citibank Credit Card Issuance Trust
                    7.050%, 09/17/07......................      2,547,931
         1,000,000 Citibank Credit Card Issuance Trust
                    6.650%, 05/15/08......................      1,100,541
         1,825,000 Citibank Credit Card Issuance Trust
                    1.677%, 12/10/08 (d)..................      1,837,627
         4,500,000 Distribution Financial Services Trust
                    5.670%, 01/17/17......................      4,724,556
         2,375,000 Fleet Commercial Loan Master, L.L.C.
                    2.740%, 11/16/07 (d)..................      2,355,888
         2,725,000 Ford Credit Auto Owner Trust
                    4.790%, 11/15/06......................      2,847,539
         1,099,641 Hedged Mutual Fund Fee Trust (144A)
                    5.220%, 11/30/10......................      1,099,642
            41,215 Long Beach Asset Holdings Corp. (144A)
                    8.350%, 03/25/32......................         41,215
         1,350,000 MBNA Credit Card Master Note Trust
                    6.550%, 12/15/08......................      1,472,018
         5,125,000 MBNA Credit Card MasterTrust
                    2.400%, 06/15/09 (d)..................      5,148,154
            10,000 MBNA Master Credit Card Trust II
                    6.600%, 04/16/07......................         10,719
         1,125,000 MBNA Master Credit Card Trust II
                    7.000%, 02/15/12......................      1,349,551

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
       -----------------------------------------------------------------

                 ASSET BACKED--(CONTINUED)
       2,575,000 Residential Asset Securities Corp.
                  3.070%, 01/25/33 (d)...................... $ 2,585,123
       2,075,000 Structured Asset Investment Loan Trust
                  2.985%, 04/25/33 (d)......................   2,075,000
       1,825,000 Structured Asset Investment Loan Trust
                  3.270%, 04/25/33 (d)......................   1,829,845
                                                             -----------
                                                              41,960,860
                                                             -----------

                 AUTO PARTS--0.6%
       1,100,000 Briggs & Stratton Corp. 8.875%, 03/15/11...   1,270,500
       2,175,000 Dana Corp. 9.000%, 08/15/11................   2,354,438
       1,150,000 Lear Corp. 7.960%, 05/15/05................   1,224,750
       1,000,000 TRW Automotive, Inc. (144A)
                  9.375%, 02/15/13..........................   1,085,000
                                                             -----------
                                                               5,934,688
                                                             -----------

                 AUTOMOBILES--0.7%
         600,000 AutoNation, Inc. 9.000%, 08/01/08..........     666,000
       2,225,000 DaimlerChrysler North America Holding Corp.
                  8.500%, 01/18/31..........................   2,620,747
       4,025,000 General Motors Corp. 8.250%, 07/15/23......   4,035,747
                                                             -----------
                                                               7,322,494
                                                             -----------

                 BANKS--0.7%
       3,400,000 Bank of America Corp. 7.400%, 01/15/11.....   4,177,281
       1,750,000 First National Bank of Boston
                  7.375%, 09/15/06..........................   2,006,412
       1,475,000 Union Planters Bank 5.125%, 06/15/07.......   1,588,660
                                                             -----------
                                                               7,772,353
                                                             -----------

                 BUILDING & CONSTRUCTION--0.2%
       1,100,000 Beazer Homes USA, Inc.
                  8.375%, 04/15/12..........................   1,218,250
       1,100,000 D.R. Horton, Inc. 8.500%, 04/15/12.........   1,237,500
                                                             -----------
                                                               2,455,750
                                                             -----------

                 BUSINESS SERVICES--0.1%
       1,150,000 Unisys Corp. 6.875%, 03/15/10..............   1,196,000
                                                             -----------

                 CHEMICALS--0.5%
       1,075,000 Equistar Chemical Funding
                  10.125%, 09/01/08.........................   1,107,250
       1,125,000 FMC Corp. 10.250%, 11/01/09................   1,265,625
       1,050,000 ISP Chemco, Inc. 10.250%, 07/01/11.........   1,186,500
         650,000 Lyondell Chemical Co. 9.625%, 05/01/07.....     637,000
         725,000 Millennium America, Inc.
                  9.250%, 06/15/08..........................     779,375
                                                             -----------
                                                               4,975,750
                                                             -----------

                See accompanying notes to financial statements.

                                    MSF-34

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


      FACE                                                        VALUE
     AMOUNT                                                      (NOTE 1)
   -------------------------------------------------------------------------

               COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
   $ 1,850,000 Bear Stearns Commercial Mortgage Securities,
                Inc. 7.080%, 06/15/09........................ $    2,197,065
     1,825,000 Cheyne Investment Grade CDO I (144A)
                3.178%, 09/26/09 (d).........................      1,651,625
     5,650,000 Commercial Mortgage Acceptance Corp.
                (144A) 6.230%, 07/15/31......................      4,907,524
     2,000,000 Countrywide Asset-Backed Certificates
                2.678%, 03/26/33 (d).........................      2,003,750
     1,045,000 FFCA Secured Lending Corporation Secured
                6.940%, 09/18/25.............................      1,083,630
     4,133,227 GGP Mall Properties Trust
                5.558%, 11/15/11.............................      4,500,744
     2,800,000 Holmes Financing, Plc.
                2.739%, 07/15/40 (d).........................      2,800,000
     2,112,000 Istar Asset Receivables Trust (144A)
                2.411%, 08/28/22.............................      2,113,267
     2,300,000 J.P. Morgan Commercial Mortgage Finance
                Corp. 7.238%, 09/15/29.......................      2,718,660
     5,385,000 J.P. Morgan Commercial Mortgage Finance
                Corp. 6.507%, 10/15/35.......................      6,207,347
     3,919,468 Lehman Brothers-UBS Commercial Mortgage
                Trust (144A) 6.155%, 07/14/16................      4,324,255
     4,521,397 Morgan Stanley Capital I, Inc.
                7.220%, 05/15/07.............................      5,117,472
       309,967 Morgan Stanley Capital I, Inc.
                6.190%, 03/15/30.............................        327,203
     7,700,000 Morgan Stanley Dean Witter Capital, Inc.
                6.460%, 02/15/33.............................      8,792,834
     1,675,000 Nationslink Funding Corp.
                6.476%, 08/20/30.............................      1,929,185
     1,325,000 Nationslink Funding Corp.
                6.795%, 08/20/30.............................      1,538,052
     2,575,000 NationsLink Funding Corp. (Class E)
                7.105%, 08/20/30.............................      2,884,086
     2,050,000 Option One Mortgage Loan Trust
                2.735%, 04/25/33.............................      2,057,441
     1,847,506 PNC Mortgage Acceptance Corp.
                7.050%, 10/12/33.............................      2,076,824
     3,850,000 PNC Mortgage Acceptance Corp.
                7.300%, 10/12/33.............................      4,657,489
     5,375,000 Principal Residential Mortgage Capital (144A)
                4.550%, 12/20/04 (d).........................      5,657,026
     2,525,000 Residential Asset Security Mortgage Pass
                3.070%, 04/25/33.............................      2,529,747
     1,850,000 Salomon Brothers Mortgage Securities VII, Inc.
                6.134%, 02/18/34 (d).........................      2,069,360
     4,475,000 Salomon Brothers Mortgage Securities VII, Inc.
                6.226%, 12/18/35 (d).........................      5,068,332
     2,115,885 Washington Mutual Mortgage Pass Through
                Certificates 1.000%, 06/25/32 (d)............      2,141,632
     5,875,000 Washington Mutual, Inc.
                3.423%, 05/25/33 (d).........................      5,915,499
     4,750,000 Washington Mutual, Inc.
                3.695%, 06/25/33 (d).........................      4,830,685
                                                              --------------
                                                                  92,100,734
                                                              --------------

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       ------------------------------------------------------------------

                   COMPUTERS & BUSINESS EQUIPMENT--0.5%
       $ 4,150,000 Hewlett-Packard Co. 3.625%, 03/15/08... $    4,259,108
         1,125,000 Seagate Technology HDD Holdings
                    8.000%, 05/15/09......................      1,217,812
                                                           --------------
                                                                5,476,920
                                                           --------------

                   CONGLOMERATES--0.6%
         5,200,000 General Electric Co. 5.000%, 02/01/13..      5,492,536
           850,000 SPX Corp. 6.250%, 06/15/11.............        867,000
                                                           --------------
                                                                6,359,536
                                                           --------------

                   CONTAINERS & GLASS--0.2%
         1,000,000 Anchor Glass Container Corp. (144A)
                    11.000%, 02/15/13.....................      1,092,500
           500,000 Owens-Brockway Glass Containers (144A)
                    7.750%, 05/15/11......................        528,750
                                                           --------------
                                                                1,621,250
                                                           --------------

                   DRUGS & HEALTH CARE--0.7%
           475,000 AmerisourceBergen Corp.
                    7.250%, 11/15/12......................        515,375
         2,125,000 Beckman Coulter, Inc. 7.450%, 03/04/08.      2,506,625
         1,975,000 Tenet Healthcare Corp. 6.375%, 12/01/11      1,826,875
         2,200,000 UnitedHealth Group, Inc.
                    7.500%, 11/15/05......................      2,488,996
                                                           --------------
                                                                7,337,871
                                                           --------------

                   ELECTRIC UTILITIES--2.6%
         1,925,000 Dominion Resources, Inc.
                    7.625%, 07/15/05......................      2,141,072
         1,900,000 Dominion Resources, Inc.
                    8.125%, 06/15/10......................      2,354,472
           975,000 DTE Energy Co. 6.000%, 06/01/04........      1,011,949
         2,425,000 DTE Energy Co. 6.450%, 06/01/06........      2,698,045
         2,675,000 Entergy Gulf States Inc. (144A)
                    3.600%, 06/01/08......................      2,658,899
         2,340,000 Exelon Corp. 6.750%, 05/01/11..........      2,712,397
         1,025,000 Georgia Power Co. 5.125%, 11/15/12.....      1,099,389
         2,075,000 Indiana Michigan Power Company
                    6.125%, 12/15/06......................      2,304,908
         2,325,000 KeySpan Corp. 7.625%, 11/15/10.........      2,853,019
           825,000 Keyspan Gas East Corp.
                    7.875%, 02/01/10......................      1,012,228
         2,275,000 Peco Energy Transition Trust
                    7.625%, 03/01/10......................      2,756,390
         3,085,000 Progress Energy, Inc. 7.100%, 03/01/11.      3,588,805
                                                           --------------
                                                               27,191,573
                                                           --------------

                   ELECTRICAL EQUIPMENT--0.2%
         1,150,000 Ametek, Inc. 7.200%, 07/15/08..........      1,266,438
           800,000 Thomas & Betts Corp. 7.250%, 06/01/13..        800,000
                                                           --------------
                                                                2,066,438
                                                           --------------

                See accompanying notes to financial statements.

                                    MSF-35

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ----------------------------------------------------------------

                    ELECTRONICS--0.1%
        $ 1,000,000 PerkinElmer, Inc. (144A)
                     8.875%, 01/15/13.................... $    1,085,000
                                                          --------------

                    ENVIRONMENTAL CONTROL--0.1%
            975,000 Allied Waste North America,
                     Inc. 10.000%, 08/01/09..............      1,035,938
                                                          --------------

                    FEDERAL AGENCIES--31.5%
            135,029 Federal Home Loan Mortgage Corp.
                     9.000%, 12/01/09....................        146,118
             24,685 Federal National Mortgage Association
                     7.750%, 09/01/06....................         25,512
            102,493 Federal National Mortgage Association
                     7.750%, 03/01/08....................        108,749
             10,495 Federal National Mortgage Association
                     7.750%, 04/01/08....................         11,135
             24,591 Federal National Mortgage Association
                     8.000%, 06/01/08....................         26,581
            167,049 Federal National Mortgage Association
                     8.250%, 07/01/08....................        178,249
            191,823 Federal National Mortgage Association
                     8.500%, 02/01/09....................        207,818
             44,966 Federal National Mortgage Association
                     8.500%, 09/01/09....................         48,143
            968,945 Federal National Mortgage Association
                     6.500%, 07/01/14....................      1,022,994
             31,615 Federal National Mortgage Association
                     9.000%, 04/01/16....................         34,770
          2,773,862 Federal National Mortgage Association
                     6.000%, 07/01/16....................      2,890,894
         11,502,103 Federal National Mortgage Association
                     6.500%, 04/01/17....................     12,128,478
            845,063 Federal National Mortgage Association
                     6.500%, 11/01/27....................        884,529
          3,218,189 Federal National Mortgage Association
                     7.000%, 12/01/31....................      3,380,154
         12,318,403 Federal National Mortgage Association
                     7.000%, 04/01/32....................     12,938,360
          5,150,000 Federal National Mortgage Association
                     5.000%, TBA.........................      5,232,081
         50,400,000 Federal National Mortgage Association
                     5.500%, TBA.........................     52,085,275
         38,525,000 Federal National Mortgage Association
                     6.500%, TBA.........................     40,174,332
          5,200,000 Federal National Mortgage Association
                     4.500%, TBA.........................      5,287,750
         35,050,000 Federal National Mortgage Association
                     5.000%, TBA.........................     36,200,060
         26,300,000 Federal National Mortgage Association
                     5.500%, TBA.........................     27,196,451
         71,850,000 Federal National Mortgage Association
                     6.000%, TBA.........................     74,729,855
         24,100,000 Federal National Mortgage Association
                     7.000%, TBA.........................     25,380,312
         12,100,000 Federal National Mortgage Association
                     7.500%, TBA.........................     12,856,250

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      --------------------------------------------------------------------

                  FEDERAL AGENCIES--(CONTINUED)
      $    37,919 Government National Mortgage Association
                   7.500%, 05/15/07........................ $       39,814
        1,472,372 Government National Mortgage Association
                   7.500%, 12/15/14........................      1,590,056
           31,389 Government National Mortgage Association
                   9.000%, 10/15/16........................         34,981
           21,135 Government National Mortgage Association
                   8.500%, 01/15/17........................         23,202
           15,093 Government National Mortgage Association
                   8.500%, 02/15/17........................         16,569
           32,351 Government National Mortgage Association
                   8.500%, 03/15/17........................         35,515
           43,054 Government National Mortgage Association
                   8.500%, 05/15/17........................         47,264
            4,088 Government National Mortgage Association
                   8.500%, 11/15/17........................          4,487
            3,237 Government National Mortgage Association
                   8.500%, 10/15/21........................          3,544
           39,104 Government National Mortgage Association
                   8.500%, 11/15/21........................         42,811
           15,954 Government National Mortgage Association
                   8.500%, 05/15/22........................         17,453
           37,456 Government National Mortgage Association
                   8.500%, 10/15/22........................         40,976
        1,426,654 Government National Mortgage Association
                   6.500%, 05/15/29........................      1,500,207
          237,860 Government National Mortgage Association
                   8.000%, 11/15/29........................        255,172
        7,241,487 Government National Mortgage Association
                   6.500%, 06/15/32........................      7,597,040
        8,525,000 Government National Mortgage Association
                   7.000%, TBA.............................      9,004,531
                                                            --------------
                                                               333,428,472
                                                            --------------

                  FINANCE & BANKING--6.8%
        2,750,000 AIG SunAmerica Global Financing II (144A)
                   7.600%, 06/15/05........................      3,056,884
        2,175,000 CIT Group, Inc. 4.125%, 02/21/06.........      2,251,166
        1,625,000 Countrywide Home Loans, Inc.
                   7.260%, 05/10/04........................      1,706,739
        1,875,000 Countrywide Home Loans, Inc.
                   5.500%, 08/01/06........................      2,049,300
        1,475,000 Credit Suisse First Boston (USA), Inc.
                   5.750%, 04/15/07........................      1,638,688
        2,850,000 EOP Operating, L.P. 6.500%, 06/15/04.....      2,980,522
        2,500,000 ERAC USA Finance Co. (144A)
                   6.625%, 02/15/05........................      2,664,515
           75,000 ERAC USA Finance Co. (144A)
                   8.250%, 05/01/05........................         82,786
        1,600,000 ERAC USA Finance Co. (144A)
                   7.350%, 06/15/08........................      1,872,462
        7,000,000 Ford Motor Credit Co. 6.875%, 02/01/06...      7,424,200
        4,700,000 Ford Motor Credit Co. 7.375%, 10/28/09...      4,927,066
        2,400,000 General Electric Capital Corp.
                   5.875%, 02/15/12........................      2,684,659

                See accompanying notes to financial statements.

                                    MSF-36

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
      -------------------------------------------------------------------

                  FINANCE & BANKING--(CONTINUED)
      $ 1,050,000 General Electric Capital Corp.
                   6.750%, 03/15/32....................... $    1,228,044
        5,825,000 General Motors Acceptance Corp.
                   6.125%, 09/15/06.......................      6,132,578
        3,725,000 Household Finance Corp.
                   6.375%, 11/27/12.......................      4,243,244
        4,375,000 International Lease Finance Corp.
                   5.750%, 02/15/07.......................      4,756,859
        3,900,000 John Hancock Global Funding (144A)
                   7.900%, 07/02/10.......................      4,811,703
        2,100,000 Lehman Brothers Holdings, Inc.
                   6.250%, 05/15/06.......................      2,346,149
        4,850,000 MBNA Corp. 5.625%, 11/30/07.............      5,242,244
        1,475,000 Merrill Lynch & Co., Inc.
                   3.700%, 04/21/08.......................      1,523,137
        2,150,000 Merry Land & Investments, Inc.
                   7.250%, 06/15/05.......................      2,348,290
        1,525,000 Reed Elsevier Capital, Inc.
                   6.125%, 08/01/06.......................      1,702,348
        4,150,000 Simon Debartolo Group, L.P.
                   6.875%, 11/15/06.......................      4,681,511
                                                           --------------
                                                               72,355,094
                                                           --------------

                  FINANCIAL SERVICES--1.9%
        2,175,000 Burlington Resources Finance Co.
                   7.200%, 08/15/31.......................      2,666,912
        6,000,000 Citigroup, Inc. 7.250%, 10/01/10........      7,269,696
        1,150,000 Conoco Funding Co. 7.250%, 10/15/31.....      1,444,713
        2,725,000 Household Finance Corp.
                   6.375%, 10/15/11.......................      3,098,496
        1,525,000 Morgan Stanley Capital, Inc.
                   6.210%, 11/15/31.......................      1,740,023
        3,100,000 PSE&G Transition Funding, L.L.C.
                   6.450%, 03/15/13.......................      3,658,839
                                                           --------------
                                                               19,878,679
                                                           --------------

                  FOOD & BEVERAGES--1.3%
        2,500,000 Archer Daniels Midland Co.
                   5.935%, 10/01/32.......................      2,668,420
        4,650,000 Coca-Cola Enterprises, Inc.
                   5.250%, 05/15/07.......................      5,073,643
        4,175,000 Conagra, Inc. 7.500%, 09/15/05..........      4,655,734
        1,150,000 Dean Foods Co. 8.150%, 08/01/07.........      1,276,500
                                                           --------------
                                                               13,674,297
                                                           --------------

                  FOREST PRODUCTS & PAPER--0.6%
          875,000 Cascades, Inc. (144A) 7.250%, 02/15/13..        920,938
        1,175,000 Georgia-Pacific Corp. (144A)
                   8.875%, 02/01/10.......................      1,274,875
        1,675,000 International Paper Co. 5.850%, 10/30/12      1,825,562
        2,075,000 Weyerhaeuser Co. 6.750%, 03/15/12.......      2,355,542
                                                           --------------
                                                                6,376,917
                                                           --------------

        FACE                                                    VALUE
       AMOUNT                                                  (NOTE 1)
     ---------------------------------------------------------------------

                 GAS & OIL--1.0%
     $   975,000 Chesapeake Energy Corp.
                  8.125%, 04/01/11......................... $    1,050,562
       2,050,000 Devon Energy Corp. 7.950%, 04/15/32.......      2,638,723
       1,350,000 Petronas Capital, Ltd. (144A)
                  7.000%, 05/22/12.........................      1,561,653
       1,025,000 Premex Project Funding Master Trust (144A)
                  7.375%, 12/15/14.........................      1,122,375
         900,000 The Premcor Refining Group, Inc.
                  9.250%, 02/01/10.........................        981,000
       1,950,000 Valero Energy Corp. 7.375%, 03/15/06......      2,162,607
       1,025,000 XTO Energy, Inc. 7.500%, 04/15/12.........      1,163,375
                                                            --------------
                                                                10,680,295
                                                            --------------

                 GAS & PIPELINE UTILITIES--0.2%
       1,575,000 El Paso Production Holding Co. (144A)
                  7.750%, 06/01/13.........................      1,571,063
         825,000 Plains All American Pipeline, L.P.
                  7.750%, 10/15/12.........................        924,000
                                                            --------------
                                                                 2,495,063
                                                            --------------

                 HOTELS & RESTAURANTS--0.5%
         975,000 John Q Hammons Hotels, L.P.
                  8.875%, 05/15/12.........................      1,023,750
       1,275,000 MGM Mirage, Inc. 9.750%, 06/01/07.........      1,447,125
       1,200,000 Park Place Entertainment Corp.
                  7.875%, 03/15/10.........................      1,290,000
       1,150,000 Starwood Hotels & Resorts Worldwide, Inc.
                  7.875%, 05/01/12 (d).....................      1,259,250
                                                            --------------
                                                                 5,020,125
                                                            --------------

                 INDUSTRIAL MACHINERY--0.4%
       2,600,000 Dover Corp. 6.500%, 02/15/11..............      3,058,120
         700,000 Kennametal, Inc. 7.200%, 06/15/12.........        766,110
         475,000 Terex Corp. 9.250%, 07/15/11..............        510,625
                                                            --------------
                                                                 4,334,855
                                                            --------------

                 INSURANCE--0.3%
       2,750,000 Safeco Capital Trust I 8.072%, 07/15/37...      3,183,958
                                                            --------------

                 INVESTMENT BROKERAGE--1.5%
       4,700,000 J.P. Morgan Chase & Co.
                  6.750%, 02/01/11.........................      5,516,376
       1,075,000 Merrill Lynch & Co., Inc.
                  4.000%, 11/15/07.........................      1,116,415
       4,550,000 Morgan Stanley 4.250%, 05/15/10...........      4,683,274
       4,000,000 The Goldman Sachs Group, Inc.
                  6.875%, 01/15/11.........................      4,719,792
                                                            --------------
                                                                16,035,857
                                                            --------------

                 MEDIA--2.1%
       2,225,000 AOL Time Warner, Inc. 7.700%, 05/01/32....      2,597,536
       1,050,000 Clear Channel Communications, Inc.
                  7.250%, 09/15/03.........................      1,060,521

                See accompanying notes to financial statements.

                                    MSF-37

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      --------------------------------------------------------------------

                  MEDIA--(CONTINUED)
      $ 1,575,000 Clear Channel Communications, Inc.
                   7.875%, 06/15/05........................ $    1,733,335
        1,800,000 Clear Channel Communications, Inc.
                   4.625%, 01/15/08........................      1,886,958
          700,000 Houghton Mifflin Co. (144A)
                   8.250%, 02/01/11........................        738,500
        2,950,000 News America, Inc. 6.625%, 01/09/08......      3,362,162
        3,325,000 The Walt Disney Co. 6.750%, 03/30/06.....      3,702,693
        2,275,000 Thomson Corp. 5.750%, 02/01/08...........      2,555,799
        1,950,000 Time Warner Entertainment Co., L.P.
                   8.375%, 03/15/23........................      2,457,733
        1,375,000 Viacom, Inc. 7.700%, 07/30/10............      1,702,110
                                                            --------------
                                                                21,797,347
                                                            --------------

                  METALS--0.1%
          650,000 Trimas Corp. 9.875%, 06/15/12............        666,250
          300,000 Trimas Corp. (144A) 9.875%, 06/15/12.....        307,500
                                                            --------------
                                                                   973,750
                                                            --------------

                  RAILROADS & EQUIPMENT--0.7%
        3,925,000 Norfolk Southern Corp. 7.350%, 05/15/07..      4,573,559
        2,350,000 Union Pacific Corp. 6.650%, 01/15/11.....      2,731,356
                                                            --------------
                                                                 7,304,915
                                                            --------------

                  REAL ESTATE--0.2%
        2,325,000 ERP Operating, L.P. 6.630%, 04/13/05 (d).      2,501,558
                                                            --------------

                  REAL ESTATE INVESTMENT TRUST--0.5%
        1,300,000 Istar Financial, Inc. 7.000%, 03/15/08...      1,360,781
          300,000 Senior Housing Properties Trust
                   8.625%, 01/15/12........................        319,500
        1,225,000 Spieker Properties, L.P. 6.800%, 05/01/04      1,272,356
        2,375,000 Vornado Realty Trust 5.625%, 06/15/07....      2,548,316
                                                            --------------
                                                                 5,500,953
                                                            --------------

                  RETAIL--1.1%
        1,100,000 Dillard's, Inc. 6.875%, 06/01/05.........      1,105,500
        1,075,000 Federated Department Stores, Inc.
                   7.000%, 02/15/28........................      1,216,782
        1,150,000 J.C. Penney Co., Inc. 8.000%, 03/01/10...      1,204,625
        2,000,000 Safeway, Inc. 7.500%, 09/15/09...........      2,363,474
        1,200,000 Saks, Inc. 8.250%, 11/15/08..............      1,269,000
          270,000 The Kroger Co. 7.800%, 08/15/07..........        312,957
        2,150,000 The Kroger Co. 8.050%, 02/01/10..........      2,591,406
        1,425,000 The Kroger Co. 8.000%, 09/15/29..........      1,772,319
          158,000 Wal-Mart Stores, Inc. 6.875%, 08/10/09...        190,162
                                                            --------------
                                                                12,026,225
                                                            --------------

                  TELECOMMUNICATIONS--2.5%
        7,225,000 AT&T Broadband Corp.
                   9.455%, 11/15/22........................      9,847,371
        1,750,000 AT&T Wireless Services, Inc.
                   8.125%, 05/01/12........................      2,108,496

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      --------------------------------------------------------------------

                  TELECOMMUNICATIONS--(CONTINUED)
      $ 2,075,000 Cox Communications, Inc.
                   7.750%, 08/15/06........................ $    2,394,106
        1,425,000 Sprint Capital Corp. 7.125%, 01/30/06....      1,559,558
          925,000 Sprint Capital Corp. 7.625%, 01/30/11....      1,055,838
        2,155,000 Telecomunicaciones de Puerto Rico, Inc.
                   6.650%, 05/15/06........................      2,383,807
          920,000 Telecomunicaciones de Puerto Rico, Inc.
                   6.800%, 05/15/09........................      1,048,922
        1,400,000 Telus Corp. 7.500%, 06/01/07.............      1,561,000
        3,825,000 Verizon Global Funding Corp.
                   6.125%, 06/15/07........................      4,305,776
                                                            --------------
                                                                26,264,874
                                                            --------------

                  U.S. TREASURY--14.8%
        9,075,000 United States Treasury Bond Strips Zero
                   Coupon, 08/15/25........................      3,017,356
       17,950,000 United States Treasury Bonds
                   7.250%, 05/15/16........................     23,872,100
        3,850,000 United States Treasury Bonds
                   8.875%, 02/15/19........................      5,896,213
       10,175,000 United States Treasury Bonds
                   6.250%, 08/15/23........................     12,463,581
       23,100,000 United States Treasury Bonds
                   5.250%, 11/15/28........................     25,145,621
       16,475,000 United States Treasury Bonds
                   6.250%, 05/15/30........................     20,510,090
        6,050,000 United States Treasury Notes
                   7.000%, 07/15/06........................      6,992,475
       14,625,000 United States Treasury Notes
                   5.625%, 05/15/08........................     16,766,188
       37,550,000 United States Treasury Notes
                   5.000%, 08/15/11........................     42,120,548
                                                            --------------
                                                               156,784,172
                                                            --------------

                  YANKEE--5.1%
        1,150,000 British Sky Broadcasting Group, Plc.
                   6.875%, 02/23/09........................      1,299,500
        1,950,000 British Telecommunications, Plc.
                   8.875%, 12/15/30 (d)....................      2,660,904
        1,025,000 Crown European Holdings, S.A. (144A)
                   9.500%, 03/01/11........................      1,107,000
        1,950,000 Deutsche Telekom International Finance BV
                   9.250%, 06/01/32........................      2,695,210
        2,370,464 Federal Republic of Brazil
                   0/8.000%, 04/15/14 (e)..................      2,068,230
        1,125,000 Flextronics International, Ltd.
                   9.875%, 07/01/10........................      1,231,875
           75,000 France Telecom S.A. 7.750%, 03/01/11 (d).         94,392
        1,875,000 France Telecom S.A.
                   10.000%, 03/01/31 (d)...................      2,594,503
        1,075,000 Government of Ukraine (144A)
                   7.650%, 06/11/13........................      1,068,959
        2,650,000 Granite Mortgages, Plc.
                   2.779%, 01/20/43 (d)....................      2,650,000

                See accompanying notes to financial statements.

                                    MSF-38

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
      -------------------------------------------------------------------

                  YANKEE--(CONTINUED)
      $   975,000 JSG Funding, Plc. 9.625%, 10/01/12...... $    1,077,375
        1,050,000 Luscar Coal, Ltd. 9.750%, 10/15/11......      1,199,625
        2,424,000 National Republic of Bulgaria
                   2.188%, 07/28/11 (d)...................      2,296,740
          425,000 People's Republic of China
                   7.300%, 12/15/08.......................        514,962
        1,875,000 Petroleos Mexicanos 6.500%, 02/01/05....      1,992,187
        2,450,000 Republic of Bulgaria (144A)
                   8.250%, 01/15/15.......................      2,891,000
        2,850,000 Republic of Chile 5.625%, 07/23/07......      3,089,970
        1,800,000 Republic of Colombia 10.000%, 01/23/12..      2,016,000
        1,752,000 Republic of Peru 5.000%, 03/07/17 (d)...      1,445,400
        1,475,000 Republic of Philippines 8.375%, 03/12/09      1,570,875
        3,650,000 Republic of South Africa
                   9.125%, 05/19/09.......................      4,526,000
        1,350,000 Republic of Turkey 11.000%, 01/14/13....      1,361,812
        1,975,000 Republic of Uruguay 7.500%, 03/15/15....      1,540,500
          950,000 Rhodia S.A. (144A) 7.625%, 06/01/10.....      1,004,625
        1,325,000 Russian Federation
                   0/5.000%, 03/31/30 (e).................      1,288,563
        1,650,000 Socialist Republic of Vietnam
                   0/3.500%, 03/12/28 (e).................      1,132,859
        1,225,000 Tyco International Group S.A.
                   6.375%, 02/15/06.......................      1,277,063
        3,850,000 United Mexican States 6.375%, 01/16/13..      4,081,000
        1,800,000 Vodafone Airtouch, Plc.
                   7.750%, 02/15/10.......................      2,214,776
                                                           --------------
                                                               53,991,905
                                                           --------------
                  Total Bonds & Notes
                   (Identified Cost $971,915,889).........  1,010,505,572
                                                           --------------

SHORT TERM INVESTMENTS30.8%

          FACE                                               VALUE
         AMOUNT                                             (NOTE 1)
       -----------------------------------------------------------------

                   COMMERCIAL PAPER--30.8%
       $14,814,000 American Express Credit Corp.
                    0.950%, 07/08/03.................... $   14,811,263
        26,861,000 American Express Credit Corp.
                    1.000%, 07/14/03....................     26,851,300
         7,967,000 American Express Credit Corp.
                    1.240%, 07/16/03....................      7,962,884
         8,018,000 Caterpillar Financial Services Corp.
                    0.980%, 07/09/03....................      8,016,254
        12,500,000 Citicorp 1.020%, 07/02/03............     12,499,646
        24,678,000 Citicorp 0.920%, 07/07/03............     24,674,216
        11,683,000 E.I. Du Pont de Nemours
                    1.200%, 07/09/03....................     11,679,884
        25,000,000 E.I. Du Pont de Nemours
                    1.200%, 07/11/03....................     24,991,667
        15,000,000 E.I. Du Pont de Nemours
                    0.940%, 08/11/03....................     14,983,942
         8,067,000 General Electric Capital Corp.
                    0.960%, 07/25/03....................      8,061,837
        23,177,000 Goldman Sachs Group, L.P.
                    1.000%, 07/18/03....................     23,166,055
        12,393,000 Goldman Sachs Group, L.P.
                    1.240%, 08/04/03....................     12,378,487
        30,000,000 J.P. Morgan Chase & Co.
                    1.240%, 07/22/03....................     29,978,300
         8,431,000 Merck & Co., Inc. 0.950%, 07/09/03...      8,429,220
        20,570,000 Merck & Co., Inc. 1.190%, 07/15/03...     20,560,481
         9,557,000 Merck & Co., Inc. 0.910%, 08/06/03...      9,548,303
        28,507,000 Merrill Lynch & Co., Inc.
                    1.080%, 07/03/03....................     28,505,289
        14,209,000 Morgan Stanley 0.950%, 07/08/03......     14,206,375
        21,701,000 Morgan Stanley 1.230%, 07/11/03......     21,693,586
         2,434,000 Pitney Bowes, Inc. 1.200%, 07/07/03..      2,433,513
                                                         --------------
                                                            325,432,502
                                                         --------------
                   Total Short Term Investments
                    (Identified Cost $325,432,502)......    325,432,502
                                                         --------------
                   Total Investments--126.4%
                    (Identified Cost $1,297,348,391) (a)  1,335,938,074
                   Other assets less liabilities........   (278,945,391)
                                                         --------------
                   TOTAL NET ASSETS--100%............... $1,056,992,683
                                                         ==============

FUTURES CONTRACTS

                                                 EXPIRATION NUMBER OF  CONTRACT   VALUATION AS OF  UNREALIZED
LONG                                                DATE    CONTRACTS   AMOUNT        6/30/03     APPRECIATION
----                                             ---------- --------- ----------- --------------- ------------
U.S. Treasury Note 2 Year Future................  9/29/03      302    $65,224,000   $65,321,657     $ 97,657

SHORT
-----
U.S. Treasury Note 5 Year Future................  9/19/03     (594)    68,606,532    68,384,250      222,282
U.S. Treasury Note 10 Year Future...............  9/19/03     (320)    37,906,102    37,580,000      326,102
                                                                                                    --------
Net Unrealized Appreciation on Futures Contracts                                                    $646,041
                                                                                                    ========

                See accompanying notes to financial statements.

                                    MSF-39

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

      ASSETS
        Investments at value..................              $1,335,938,074
        Receivable for:
         Securities sold......................                  12,747,138
         Fund shares sold.....................                   2,020,382
         Dividends and interest...............                   9,469,803
                                                            --------------
          Total Assets........................               1,360,175,397
      LIABILITIES
        Payable for:
         Fund shares redeemed................. $    741,499
         Securities purchased.................  301,384,565
         Futures variation margin.............      211,719
         Due to custodian bank................        2,401
        Accrued expenses:
         Management fees......................      345,677
         Service and distribution fees........       18,701
         Deferred trustees fees...............       75,225
         Other expenses.......................      402,927
                                               ------------
          Total Liabilities...................                 303,182,714
                                                            --------------
      NET ASSETS..............................              $1,056,992,683
                                                            ==============
        Net assets consist of:
         Capital paid in......................              $  989,959,372
         Undistributed net investment
          income..............................                  19,701,209
         Accumulated net realized gains
          (losses)............................                   8,096,378
         Unrealized appreciation
          (depreciation) on investments and
          futures contracts...................                  39,235,724
                                                            --------------
      NET ASSETS..............................              $1,056,992,683
                                                            ==============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($948,437,605 divided by
       8,288,160 shares outstanding)..........              $       114.43
                                                            ==============
      CLASS B
      Net asset value and redemption price per
       share ($72,579,531 divided by
       639,612 shares outstanding)............              $       113.47
                                                            ==============
      CLASS E
      Net asset value and redemption price per
       share ($35,975,547 divided by
       315,893 shares outstanding)............              $       113.89
                                                            ==============
      Identified cost of investments..........              $1,297,348,391
                                                            ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Interest................................               22,437,302
                                                              -----------
      EXPENSES
        Management fees......................... $ 2,034,750
        Service and distribution fees--Class B..      73,416
        Service and distribution fees--Class E..      19,421
        Directors' fees and expenses............      20,134
        Custodian...............................     109,351
        Audit and tax services..................      11,150
        Legal...................................      14,731
        Printing................................     355,905
        Insurance...............................      11,024
        Miscellaneous...........................         752
                                                 -----------
        Total expenses..........................                2,650,634
                                                              -----------
      NET INVESTMENT INCOME.....................               19,786,668
                                                              -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................  25,646,166
        Futures transactions--net...............  (1,996,579)  23,649,587
                                                 -----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................   2,246,734
        Futures transactions--net...............   2,326,454    4,573,188
                                                 -----------  -----------
      Net gain (loss)...........................               28,222,775
                                                              -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................              $48,009,443
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-40

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2003            2002
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   19,786,668  $   34,935,850
  Net realized gain (loss)..........................................     23,649,587       9,099,241
  Unrealized appreciation (depreciation)............................      4,573,188      31,182,477
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     48,009,443      75,217,568
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (29,394,621)    (17,276,577)
    Class B.........................................................     (1,861,712)       (877,719)
    Class E.........................................................       (850,252)              0
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (32,106,585)    (18,154,296)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     35,712,616     590,965,584
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     51,615,474     648,028,856

NET ASSETS
  Beginning of the period...........................................  1,005,377,209     357,348,353
                                                                     --------------  --------------
  End of the period................................................. $1,056,992,683  $1,005,377,209
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   19,701,209  $   32,021,126
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30, 2003          DECEMBER 31, 2002
                                                               ----------------------  -------------------------
                                                                SHARES         $         SHARES          $
                                                               --------  ------------  ----------  -------------
CLASS A
  Sales.......................................................  525,165  $ 59,775,734   1,379,188  $ 142,320,544
  Shares issued through acquisition...........................        0             0   5,303,552  $ 562,017,437
  Reinvestments...............................................  263,369    29,394,621     163,712     17,276,577
  Redemptions................................................. (832,285)  (94,816,911) (1,710,557)  (186,530,360)
                                                               --------  ------------  ----------  -------------
  Net increase (decrease).....................................  (43,751) $ (5,646,556)  5,135,895  $ 535,084,198
                                                               ========  ============  ==========  =============
CLASS B
  Sales.......................................................  199,664  $ 22,556,498     364,976  $  39,541,180
  Reinvestments...............................................   16,813     1,861,712       8,368        877,719
  Redemptions.................................................   (3,279)     (370,625)    (19,897)    (2,179,482)
                                                               --------  ------------  ----------  -------------
  Net increase (decrease).....................................  213,198  $ 24,047,585     353,447  $  38,239,417
                                                               ========  ============  ==========  =============
CLASS E
  Sales.......................................................  176,590  $ 20,032,035     163,642  $  17,749,964
  Shares issued through acquisition...........................        0             0      23,167  $   2,446,250
  Reinvestments...............................................    7,653       850,252           0              0
  Redemptions.................................................  (31,525)   (3,570,700)    (23,634)    (2,554,245)
                                                               --------  ------------  ----------  -------------
  Net increase (decrease).....................................  152,718  $ 17,311,587     163,175  $  17,641,969
                                                               ========  ============  ==========  =============
  Increase (decrease) derived from capital share transactions.  322,165  $ 35,712,616   5,652,517  $ 590,965,584
                                                               ========  ============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-41

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                     CLASS A
                                                          -------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                  YEAR ENDED DECEMBER 31,
                                                            JUNE 30,    -----------------------------------------------
                                                              2003        2002      2001      2000     1999      1998
                                                          ----------    --------  --------  -------- --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $ 112.74     $ 109.33  $ 109.66  $ 101.40 $ 109.89  $ 108.52
                                                           --------     --------  --------  -------- --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      2.27         5.30      5.92      7.82     7.67      6.76
  Net realized and unrealized gain (loss) on investments.      3.02         3.57      3.20      0.44    (8.18)     3.00
                                                           --------     --------  --------  -------- --------  --------
  Total from investment operations.......................      5.29         8.87      9.12      8.26    (0.51)     9.76
                                                           --------     --------  --------  -------- --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (3.60)       (5.46)    (9.45)     0.00    (7.72)    (6.64)
  Distributions from net realized capital gains..........      0.00         0.00      0.00      0.00    (0.16)    (1.75)
  Distributions in excess of net realized capital gains..      0.00         0.00      0.00      0.00    (0.10)     0.00
                                                           --------     --------  --------  -------- --------  --------
  Total distributions....................................     (3.60)       (5.46)    (9.45)     0.00    (7.98)    (8.39)
                                                           --------     --------  --------  -------- --------  --------
NET ASSET VALUE, END OF PERIOD...........................  $ 114.43     $ 112.74  $ 109.33  $ 109.66 $ 101.40  $ 109.89
                                                           ========     ========  ========  ======== ========  ========
TOTAL RETURN (%).........................................       4.8 (b)      8.5       8.8       8.1     (0.5)      9.0
Ratio of operating expenses to average net assets (%)....      0.50 (c)     0.51      0.49      0.47     0.48      0.48
Ratio of net investment income to average net assets (%).      3.90 (c)     4.53      5.99      7.37     7.12      6.66
Portfolio turnover rate (%)..............................       402 (c)      356       271        81       77        82
Net assets, end of period (000)..........................  $948,438     $939,369  $349,417  $283,140 $283,856  $267,791

                                                                          CLASS B                             CLASS E
                                                          ------------------------------------     --------------------------
                                                          SIX MONTHS                MAY 1, 2001(A) SIX MONTHS   APRIL 23, 2002(A)
                                                            ENDED       YEAR ENDED     THROUGH       ENDED           THROUGH
                                                           JUNE 30,    DECEMBER 31,  DECEMBER 31,   JUNE 30,      DECEMBER 31,
                                                             2003          2002          2001         2003            2002
                                                          ----------   ------------ -------------- ----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $111.84       $108.70       $103.37      $112.26          $105.14
                                                           -------       -------       -------      -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     1.86          5.41          0.84         1.46             1.70
  Net realized and unrealized gain (loss) on investments.     3.25          3.11          4.49         3.73             5.42
                                                           -------       -------       -------      -------          -------
  Total from investment operations.......................     5.11          8.52          5.33         5.19             7.12
                                                           -------       -------       -------      -------          -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (3.48)        (5.38)         0.00        (3.56)            0.00
  Distributions from net realized capital gains..........     0.00          0.00          0.00         0.00             0.00
  Distributions in excess of net realized capital gains..     0.00          0.00          0.00         0.00             0.00
                                                           -------       -------       -------      -------          -------
  Total distributions....................................    (3.48)        (5.38)         0.00        (3.56)            0.00
                                                           -------       -------       -------      -------          -------
NET ASSET VALUE, END OF PERIOD...........................  $113.47       $111.84       $108.70      $113.89          $112.26
                                                           =======       =======       =======      =======          =======
TOTAL RETURN (%).........................................      4.6 (b)       8.2           5.2 (b)      4.7 (b)          6.8 (b)
Ratio of operating expenses to average net assets (%)....     0.75 (c)      0.76          0.74 (c)     0.65 (c)         0.66 (c)
Ratio of net investment income to average net assets (%).     3.63 (c)      4.28          5.07 (c)     3.71 (c)         4.25 (c)
Portfolio turnover rate (%)..............................      402 (c)       356           271 (c)      402 (c)          356 (c)
Net assets, end of period (000)..........................  $72,580       $47,690       $ 7,931      $35,976          $18,318

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-42

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--64.2% OF TOTAL NET ASSETS



                                                             VALUE
         SHARES                                             (NOTE 1)
         -------------------------------------------------------------

                    ADVERTISING--0.6%
             10,800 Omnicom Group, Inc................... $    774,360
                                                          ------------

                    AEROSPACE & DEFENSE--1.7%
             24,200 Lockheed Martin Corp.................    1,151,194
             12,200 United Technologies Corp.............      864,126
                                                          ------------
                                                             2,015,320
                                                          ------------

                    ALUMINUM--0.8%
             39,700 Alcoa, Inc...........................    1,012,350
                                                          ------------

                    APPAREL & TEXTILES--0.5%
             11,900 NIKE, Inc. (Class B).................      636,531
                                                          ------------

                    BANKS--3.8%
             23,200 Bank of America Corp.................    1,833,496
             20,300 Bank One Corp........................      754,754
             17,600 State Street Corp....................      693,440
             29,900 Wachovia Corp........................    1,194,804
                                                          ------------
                                                             4,476,494
                                                          ------------

                    BIOTECHNOLOGY--1.9%
             15,500 Amgen, Inc. (b)......................    1,029,820
             17,100 Genzyme Corp.--General Division (b)..      714,780
             14,500 IDEC Pharmaceuticals Corp. (b).......      493,000
                                                          ------------
                                                             2,237,600
                                                          ------------

                    BUSINESS SERVICES--1.5%
             46,600 Accenture, Ltd. (b)..................      842,994
             26,000 McKesson Corp........................      929,240
                                                          ------------
                                                             1,772,234
                                                          ------------

                    CHEMICALS--1.1%
             18,100 E. I. du Pont de Nemours & Co........      753,684
             16,800 The Dow Chemical Co..................      520,128
                                                          ------------
                                                             1,273,812
                                                          ------------

                    COMPUTERS & BUSINESS EQUIPMENT--2.2%
             55,624 Hewlett-Packard Co...................    1,184,791
             18,200 International Business Machines Corp.    1,501,500
                                                          ------------
                                                             2,686,291
                                                          ------------

                    CONGLOMERATES--2.9%
              4,300 3M Co................................      554,614
             89,000 General Electric Co..................    2,552,520
              4,800 ITT Industries, Inc..................      314,208
                                                          ------------
                                                             3,421,342
                                                          ------------

                    CONSTRUCTION MATERIALS--0.6%
             27,800 Masco Corp...........................      663,030
                                                          ------------

                                                             VALUE
         SHARES                                             (NOTE 1)
         -------------------------------------------------------------

                    COSMETICS & PERSONAL CARE--1.7%
             28,600 The Gillette Co...................... $    911,196
             13,200 The Procter & Gamble Co..............    1,177,176
                                                          ------------
                                                             2,088,372
                                                          ------------

                    DRUGS & HEALTH CARE--7.2%
             34,300 Abbott Laboratories..................    1,500,968
              4,900 Cardinal Health, Inc.................      315,070
             24,100 Eli Lilly & Co.......................    1,662,177
             96,800 Pfizer, Inc..........................    3,305,720
             19,800 Schering-Plough Corp.................      368,280
             30,400 Wyeth................................    1,384,720
                                                          ------------
                                                             8,536,935
                                                          ------------

                    ELECTRIC UTILITIES--0.9%
             11,500 Exelon Corp..........................      687,815
              6,100 FPL Group, Inc.......................      407,785
                                                          ------------
                                                             1,095,600
                                                          ------------

                    ENVIRONMENTAL CONTROL--0.6%
             31,800 Waste Management, Inc................      766,062
                                                          ------------

                    FEDERAL AGENCIES--0.7%
             12,200 Federal National Mortgage Association      822,768
                                                          ------------

                    FINANCIAL SERVICES--2.6%
             73,233 Citigroup, Inc.......................    3,134,372
                                                          ------------

                    FOOD & BEVERAGES--3.5%
             21,000 General Mills, Inc...................      995,610
             25,700 PepsiCo, Inc.........................    1,143,650
             20,500 Safeway, Inc. (b)....................      419,430
             34,200 The Coca-Cola Co.....................    1,587,222
                                                          ------------
                                                             4,145,912
                                                          ------------

                    FOREST PRODUCTS & PAPER--0.7%
             22,800 International Paper Co...............      814,644
                                                          ------------

                    GAS & OIL--3.7%
             15,700 ChevronTexaco Corp...................    1,133,540
             65,400 Exxon Mobil Corp.....................    2,348,514
             19,600 Schlumberger, Ltd....................      932,372
                                                          ------------
                                                             4,414,426
                                                          ------------

                    HEALTH CARE--PRODUCTS--1.1%
             11,700 Guidant Corp. (b)....................      519,363
             14,400 Johnson & Johnson....................      744,480
                                                          ------------
                                                             1,263,843
                                                          ------------

                    HOTELS & RESTAURANTS--0.4%
             20,400 McDonald's Corp......................      450,024
                                                          ------------

                    INDUSTRIAL MACHINERY--0.5%
             11,100 Caterpillar, Inc.....................      617,826
                                                          ------------

                See accompanying notes to financial statements.

                                    MSF-43

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               BONDS & NOTES--34.3%

                                                                VALUE
      SHARES                                                   (NOTE 1)
      -------------------------------------------------------------------

                 INSURANCE--3.9%
          38,400 American International Group, Inc.......... $  2,118,912
          15,800 Hartford Financial Services Group, Inc.....      795,688
          18,200 Marsh & McLennan Cos., Inc.................      929,474
          50,100 Travelers Property Casualty Corp. (Class B)      790,077
                                                             ------------
                                                                4,634,151
                                                             ------------

                 INVESTMENT BROKERAGE--1.5%
           7,800 Goldman Sachs Group, Inc...................      653,250
          25,600 Merrill Lynch & Co., Inc...................    1,195,008
                                                             ------------
                                                                1,848,258
                                                             ------------

                 IRON & STEEL--0.0%
             225 Weirton Steel Corp.........................            2
                                                             ------------

                 MEDIA--3.2%
         105,700 AOL Time Warner, Inc. (b)..................    1,700,713
          33,000 Comcast Corp. (Special Class A) (b)........      951,390
           4,800 Gannett Co., Inc...........................      368,688
          17,000 Viacom, Inc. (Class B) (b).................      742,220
                                                             ------------
                                                                3,763,011
                                                             ------------

                 RETAIL--4.0%
          23,800 CVS Corp...................................      667,114
          21,100 Target Corp................................      798,424
          30,500 The Gap, Inc...............................      572,180
          38,700 The Home Depot, Inc........................    1,281,744
          27,400 Wal-Mart Stores, Inc.......................    1,470,558
                                                             ------------
                                                                4,790,020
                                                             ------------

                 SEMICONDUCTORS--3.5%
          13,100 Analog Devices, Inc. (b)...................      456,142
          55,900 Applied Materials, Inc. (b)................      886,574
          96,600 Intel Corp.................................    2,007,735
          43,700 Texas Instruments, Inc.....................      769,120
                                                             ------------
                                                                4,119,571
                                                             ------------

                 SOFTWARE--3.4%
          18,900 Automatic Data Processing, Inc.............      639,954
         133,800 Microsoft Corp.............................    3,426,618
                                                             ------------
                                                                4,066,572
                                                             ------------

                 TELECOMMUNICATIONS--2.6%
          78,900 Cisco Systems, Inc. (b)....................    1,316,841
          20,896 SBC Communications, Inc....................      533,893
          31,000 Verizon Communications, Inc................    1,222,950
                                                             ------------
                                                                3,073,684
                                                             ------------

                 TRUCKING & FREIGHT FORWARDING--0.9%
          16,600 FedEx Corp.................................    1,029,698
                                                             ------------
                 Total Common Stocks
                  (Identified Cost $83,979,299).............   76,445,115
                                                             ------------

BONDS & NOTES34.3%

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                  ADVERTISING--0.0%
       $    5,000 Lamar Media Corp. 7.250%, 01/01/13....... $      5,300
                                                            ------------

                  AEROSPACE & DEFENSE--0.0%
           15,000 Argo-Tech Corp. 8.625%, 10/01/07.........       13,950
           30,000 Sequa Corp. 8.875%, 04/01/08.............       31,350
                                                            ------------
                                                                  45,300
                                                            ------------

                  AIRLINES--0.1%
           40,000 Atlas Air, Inc. 10.750%, 08/01/05........        8,550
           55,000 Delta Air Lines, Inc. 7.900%, 12/15/09...       43,725
           10,000 Northwest Airlines, Inc. 8.875%, 06/01/06        7,900
           20,000 Northwest Airlines, Inc. 9.875%, 03/15/07       15,800
                                                            ------------
                                                                  75,975
                                                            ------------

                  ALUMINUM--0.0%
           30,000 Century Aluminum Co. 11.750%, 04/15/08...       30,600
                                                            ------------

                  APPAREL & TEXTILES--0.0%
           45,000 Levi Strauss & Co. 11.625%, 01/15/08.....       38,588
            5,000 Oxford Industries, Inc. (144A) 8.875%,
                   06/01/11................................        5,250
                                                            ------------
                                                                  43,838
                                                            ------------

                  ASSET BACKED--1.1%
          220,000 Aesop Funding, L.L.C. (144A) 2.860%,
                   08/20/09................................      216,734
          250,000 Capital Auto Receivables Asset Trust
                   3.050%, 09/15/05........................      255,371
          300,000 Capital One Master Trust 5.450%, 03/16/09      324,197
          300,000 Connecticut RRB Special Purpose Trust
                   6.210%, 12/30/11 (d)....................      350,729
          200,000 WFS Financial Owner Trust
                   4.870%, 09/20/09........................      212,872
                                                            ------------
                                                               1,359,903
                                                            ------------

                  AUTO PARTS--0.2%
           45,000 Accuride Corp. 9.250%, 02/01/08..........       41,456
           31,000 CSK Auto, Inc. 12.000%, 06/15/06.........       34,410
           20,000 Dana Corp. 9.000%, 08/15/11..............       21,650
           20,000 Dura Operating Corp. 9.000%, 05/01/09....       18,400
           10,000 Dura Operating Corp. 8.625%, 04/15/12....       10,250
           15,000 Goodyear Tire & Rubber Co.
                   8.500%, 03/15/07........................       12,675
           25,000 Goodyear Tire & Rubber Co.
                   7.857%, 08/15/11........................       18,250
           25,000 LDM Technologies, Inc. 10.750%, 01/15/07.       25,938
           25,000 Lear Corp. 8.110%, 05/15/09..............       28,625
           10,000 TRW Automotive (144A) 11.000%, 02/15/13..       10,900
                                                            ------------
                                                                 222,554
                                                            ------------

                  BANKS--0.7%
          100,000 Bank One Corp. 8.000%, 04/29/27..........      131,346
          200,000 People's Bank 9.875%, 11/15/10...........      241,926
          400,000 United States Bancorp 7.500%, 06/01/26...      496,374
                                                            ------------
                                                                 869,646
                                                            ------------

                See accompanying notes to financial statements.

                                    MSF-44

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                  BROADCASTING--0.4%
       $   15,000 Charter Communication Holdings, L.L.C.
                   8.250%, 04/01/07......................... $     11,550
           25,000 Charter Communication Holdings, L.L.C.
                   8.625%, 04/01/09.........................       18,000
           15,000 Charter Communication Holdings, L.L.C.
                   10.750%, 10/01/09........................       11,625
           65,000 Charter Communication Holdings, L.L.C.
                   0/13.500%, 01/15/11 (e)..................       33,800
           10,000 Charter Communication Holdings, L.L.C.
                   0/9.920%, 04/01/11 (d)...................        6,575
           25,000 Corus Entertainment, Inc. 8.750%, 03/01/12       26,875
           20,000 CSC Holdings, Inc. (Series B)
                   8.125%, 08/15/09.........................       20,700
          200,000 News America Holdings, Inc.
                   9.250%, 02/01/13.........................      267,072
          100,000 Viacom, Inc. 7.875%, 07/30/30.............      130,661
                                                             ------------
                                                                  526,858
                                                             ------------

                  BUILDING & CONSTRUCTION--0.6%
          150,000 Centex Corp. 7.875%, 02/01/11.............      181,451
           25,000 D. R. Horton, Inc. 9.750%, 09/15/10.......       28,437
          200,000 Masco Corp. 5.750%, 10/15/08..............      222,503
           50,000 Pulte, Inc. 7.625%, 10/15/17..............       61,662
          100,000 Regency Centers, L.P. 7.950%, 01/15/11....      122,708
           15,000 Standard Pacific Corp. 8.000%, 02/15/08...       15,525
           20,000 Standard Pacific Corp. 9.500%, 09/15/10...       22,375
                                                             ------------
                                                                  654,661
                                                             ------------

                  BUSINESS SERVICES--0.1%
           35,000 Iron Mountain, Inc. 8.250%, 07/01/11......       37,450
           20,000 R.H. Donnelley, Inc. (144A) 10.875%,
                   12/15/12.................................       23,300
           20,000 Resolution Performance Products Corp.
                   13.500%, 11/15/10........................       20,000
                                                             ------------
                                                                   80,750
                                                             ------------

                  CHEMICALS--0.2%
            5,000 Airgas, Inc. 9.125%, 10/01/11.............        5,563
           85,000 ICI Wilmington, Inc. 6.950%, 09/15/04.....       89,471
           15,000 IMC Global, Inc. 7.625%, 11/01/05.........       15,900
           20,000 IMC Global, Inc. 10.875%, 06/01/08........       20,800
           15,000 IMC Global, Inc. 11.250%, 06/01/11........       15,600
           20,000 Lyondell Chemical Co. 9.625%, 05/01/07....       19,600
           25,000 Lyondell Chemical Co. 9.875%, 05/01/07....       24,500
           25,000 Lyondell Chemical Co. 10.875%, 05/01/09...       23,250
            5,000 Methanex Corp. 8.750%, 08/15/12...........        5,600
           10,000 Polyone Corp. (144A) 10.625%, 05/15/10....        9,750
            5,000 Resolution Performance Products, Inc.
                   9.500%, 04/15/10.........................        5,200
           20,000 Texas Petrochemicals Corp.
                   11.125%, 07/01/06........................        5,400
           10,000 United Industries Corp. (144A) 9.875%,
                   04/01/09.................................       10,550
                                                             ------------
                                                                  251,184
                                                             ------------

          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                  COAL--0.0%
       $    5,000 Peabody Energy Corp. (144A) 6.875%,
                   03/15/13................................. $      5,238
                                                             ------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS--1.2%
          515,000 First Union Lehman Brothers Commercial
                   Mortgage Trust 7.380%, 04/18/29..........      591,679
          271,851 First Union Lehman Brothers Commercial
                   Mortgage Trust II 6.600%, 11/18/29.......      281,986
          250,000 Onyx Acceptance Owner Trust
                   4.600%, 10/15/08.........................      264,501
          125,000 Pemex Project Funding Master Trust
                   9.125%, 10/13/10.........................      151,250
          100,000 Pemex Project Funding Master Trust
                   8.625%, 02/01/22.........................      114,250
                                                             ------------
                                                                1,403,666
                                                             ------------

                  COMMUNICATION SERVICES--0.4%
           20,000 American Tower Corp. 9.375%, 02/01/09.....       20,100
            5,000 Avaya, Inc. 11.125%, 04/01/09.............        5,475
           35,000 Crown Castle International Corp.
                   Zero Coupon, 05/15/11....................       33,425
           40,000 EchoStar Communications Corp.
                   9.375%, 02/01/09.........................       42,650
            5,000 EchoStar DBS Corp. 9.125%, 01/15/09.......        5,588
           80,000 Liberty Media Corp. 7.750%, 07/15/09......       93,194
           20,000 Lucent Technologies, Inc. 7.250%, 07/15/06       18,950
           20,000 Mediacom Broadband, L.L.C.
                   9.500%, 01/15/13.........................       21,150
           15,000 Mediacom Broadband, L.L.C.
                   11.000%, 07/15/13........................       16,688
           10,000 Nextel Communications, Inc.
                   9.375%, 11/15/09.........................       10,737
           70,000 Nextel Communications, Inc.
                   9.500%, 02/01/11.........................       77,525
           20,000 Nextel Partners, Inc. (144A) 8.125%,
                   07/01/11.................................       19,950
           30,000 Nortel Networks, Ltd. 6.125%, 02/15/06....       29,100
           75,000 TCI Communications, Inc. 8.750%, 08/01/15.       97,231
                                                             ------------
                                                                  491,763
                                                             ------------

                  COMMUNICATIONS--0.1%
           45,000 Classic Cable, Inc. 10.500%, 03/01/10 (e).        4,050
           65,000 Clear Channel Communications
                   7.650%, 09/15/10.........................       78,221
           35,000 US West Communications, Inc.
                   6.875%, 09/15/33.........................       32,200
                                                             ------------
                                                                  114,471
                                                             ------------

                  COMPUTERS & BUSINESS EQUIPMENT--0.0%
           15,000 Xerox Corp. 7.625%, 06/15/13..............       15,019
           20,000 Xerox Corp. (144A) 9.750%, 01/15/09.......       22,500
                                                             ------------
                                                                   37,519
                                                             ------------

                See accompanying notes to financial statements.

                                    MSF-45

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                  CONGLOMERATES--0.1%
       $   60,000 Georgia-Pacific Corp. 9.500%, 12/01/11.... $     66,075
           10,000 Tyco International Group S.A.
                   6.375%, 02/15/06.........................       10,425
            5,000 Tyco International Group S.A.
                   5.800%, 08/01/06.........................        5,163
           15,000 Tyco International Group S.A.
                   6.125%, 01/15/09.........................       15,600
           10,000 Tyco International Group S.A.
                   6.750%, 02/15/11.........................       10,600
           40,000 Tyco International Group S.A.
                   6.375%, 10/15/11.........................       42,200
                                                             ------------
                                                                  150,063
                                                             ------------

                  CONTAINERS & GLASS--0.1%
           25,000 Silgan Holdings, Inc. 9.000%, 06/01/09....       25,875
           25,000 Stone Container Corp. 9.250%, 02/01/08....       27,250
           20,000 Stone Container Corp. 8.375%, 07/01/12....       21,450
                                                             ------------
                                                                   74,575
                                                             ------------

                  COSMETICS & PERSONAL CARE--0.0%
           20,000 Playtex Products, Inc. 9.375%, 06/01/11...       20,000
           15,000 Revlon Consumer Products Corp.
                   12.000%, 12/01/05........................       14,588
                                                             ------------
                                                                   34,588
                                                             ------------

                  DOMESTIC OIL--0.1%
           10,000 Clark Refining & Marketing, Inc.
                   8.375%, 11/15/07.........................       10,050
           25,000 Clark Refining & Marketing, Inc.
                   8.625%, 08/15/08.........................       25,500
           20,000 Pioneer Natural Resources Co.
                   9.625%, 04/01/10.........................       24,797
                                                             ------------
                                                                   60,347
                                                             ------------

                  DRUGS & HEALTH CARE--0.5%
           10,000 Alaris Medical Systems, Inc.
                   7.250%, 07/01/11.........................       10,125
          300,000 Allegiance Corp. 7.000%, 10/15/26.........      361,167
           25,000 Beverly Enterprises, Inc. 9.625%, 04/15/09       24,000
          155,000 Health Net, Inc. 8.375%, 04/15/11.........      188,400
           25,000 HealthSouth Corp. 7.375%, 10/01/06........       19,625
            5,000 Omnicare, Inc. 6.125%, 06/01/13...........        5,100
           10,000 Triad Hospitals, Inc. 8.750%, 05/01/09....       10,638
           25,000 Universal Hospital Services, Inc.
                   10.250%, 03/01/08........................       25,750
                                                             ------------
                                                                  644,805
                                                             ------------

                  ELECTRIC UTILITIES--1.2%
           35,000 AES Corp. 8.875%, 02/15/11................       34,213
           10,000 Aquila, Inc. (144A) 14.875%, 07/01/12.....       10,650
           30,000 Avista Corp. 9.750%, 06/01/08.............       34,800
           30,000 Calpine Corp. 8.625%, 08/15/10............       22,500
           25,000 Calpine Corp. 8.500%, 02/15/11............       18,750
            5,000 CMS Energy Corp. 7.625%, 11/15/04.........        5,075
           25,000 CMS Energy Corp. 9.875%, 10/15/07.........       26,656
            5,000 CMS Energy Corp. 8.900%, 07/15/08.........        5,231

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      -------------------------------------------------------------------

                 ELECTRIC UTILITIES--(CONTINUED)
      $   10,000 CMS Energy Corp. 8.500%, 04/15/11.......... $     10,438
         200,000 Duke Energy Co. 5.375%, 01/01/09...........      215,971
          20,000 El Paso Corp. 6.750%, 05/15/09.............       18,300
          75,000 El Paso Corp. 7.000%, 05/15/11.............       68,250
          10,000 Illinois Power Co. (144A) 11.500%, 12/15/10       11,425
           5,000 Nevada Power Co. 10.875%, 10/15/09.........        5,600
         200,000 NSTAR 8.000%, 02/15/10.....................      245,434
         100,000 Progress Energy, Inc. 7.100%, 03/01/11.....      116,331
          65,000 PSE&G Power, L.L.C. 8.625%, 04/15/31.......       83,794
         175,000 PSEG Power, L.L.C. 6.950%, 06/01/12........      200,915
          15,000 Reliant Resources, Inc. (144A)
                  9.250%, 07/15/10..........................       15,075
         150,000 Schlumberger Technology Corp. (144A)
                  6.500%, 04/15/12..........................      174,155
          45,000 Virginia Electric & Power Co.
                  5.375%, 02/01/07..........................       49,144
          55,000 Western Resources, Inc. 7.125%, 08/01/09...       56,031
          25,000 Williams Cos., Inc. 7.125%, 09/01/11.......       24,375
                                                             ------------
                                                                1,453,113
                                                             ------------

                 ELECTRICAL EQUIPMENT--0.0%
          35,000 Wesco Distribution, Inc. 9.125%, 06/01/08..       32,638
                                                             ------------

                 ELECTRONICS--0.1%
         100,000 PPL Energy Supply, L.L.C. 6.400%, 11/01/11.      111,014
          25,000 Sanmina-SCI Corp. (144A)
                  10.375%, 01/15/10.........................       27,875
          15,000 Solectron Corp. 9.625%, 02/15/09...........       15,900
                                                             ------------
                                                                  154,789
                                                             ------------

                 ENERGY--0.0%
          45,000 Alabama Power Co. 5.875%, 12/01/22.........       48,281
           5,000 Fluor Corp. 6.950%, 03/01/07...............        4,800
                                                             ------------
                                                                   53,081
                                                             ------------

                 ENVIRONMENTAL CONTROL--0.0%
          20,000 Allied Waste North America, Inc.
                  7.625%, 01/01/06..........................       20,725
          25,000 Allied Waste North America, Inc.
                  8.875%, 04/01/08..........................       27,125
                                                             ------------
                                                                   47,850
                                                             ------------

                 FEDERAL AGENCIES--14.2%
         362,591 Federal Home Loan Mortgage
                  6.000%, 12/01/27..........................      375,394
         515,835 Federal National Mortgage Association
                  7.181%, 10/01/06..........................      577,107
         424,776 Federal National Mortgage Association
                  6.590%, 12/01/07..........................      483,159
         962,015 Federal National Mortgage Association
                  6.500%, 05/01/08..........................    1,099,179
         512,292 Federal National Mortgage Association
                  6.419%, 06/01/08..........................      584,279
         809,759 Federal National Mortgage Association
                  5.500%, 01/01/14..........................      844,254
         390,540 Federal National Mortgage Association
                  7.000%, 02/01/16..........................      415,497

                See accompanying notes to financial statements.

                                    MSF-46

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
        ----------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
        $  415,531 Federal National Mortgage Association
                    6.000%, 01/01/23....................... $    433,263
           770,833 Government National Mortgage Association
                    7.500%, 12/15/23.......................      824,241
             5,042 Government National Mortgage Association
                    7.500%, 05/15/24.......................        5,391
           262,766 Government National Mortgage Association
                    7.500%, 06/15/24.......................      280,979
             5,045 Government National Mortgage Association
                    7.500%, 08/15/24.......................        5,394
            81,060 Government National Mortgage Association
                    7.500%, 02/15/27.......................       86,138
           118,836 Government National Mortgage Association
                    7.500%, 08/15/27.......................      126,281
           507,051 Government National Mortgage Association
                    7.500%, 10/15/27.......................      538,816
           114,569 Government National Mortgage Association
                    7.500%, 11/15/27.......................      121,925
           177,915 Government National Mortgage Association
                    7.000%, 02/15/28.......................      187,935
            43,021 Government National Mortgage Association
                    7.500%, 04/15/28.......................       45,757
           212,641 Government National Mortgage Association
                    6.500%, 08/15/28.......................      223,614
           276,362 Government National Mortgage Association
                    7.000%, 08/15/28.......................      292,326
           184,307 Government National Mortgage Association
                    7.000%, 10/15/28.......................      194,687
            36,911 Government National Mortgage Association
                    7.000%, 11/15/28.......................       38,990
           409,544 Government National Mortgage Association
                    7.500%, 11/15/28.......................      435,587
           653,511 Government National Mortgage Association
                    6.000%, 12/15/28.......................      684,924
           324,428 Government National Mortgage Association
                    6.500%, 12/15/28.......................      341,192
            13,920 Government National Mortgage Association
                    8.500%, 05/15/29.......................       15,055
            90,741 Government National Mortgage Association
                    8.500%, 10/15/29.......................       98,136
           166,009 Government National Mortgage Association
                    8.000%, 08/15/30.......................      178,817
             8,723 Government National Mortgage Association
                    8.000%, 12/15/30.......................        9,353
         1,000,099 Government National Mortgage Association
                    6.000%, 12/15/31.......................    1,048,854
           212,684 Government National Mortgage Association
                    6.500%, 05/15/32.......................      223,126
           645,072 Government National Mortgage Association
                    6.000%, 01/15/33.......................      676,520
           334,927 Government National Mortgage Association
                    6.000%, 04/15/33.......................      351,255
         1,500,000 Government National Mortgage Association
                    5.000%, TBA............................    1,536,093
         3,385,000 Government National Mortgage Association
                    6.000%, TBA............................    3,546,891
                                                            ------------
                                                              16,930,409
                                                            ------------

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ---------------------------------------------------------------------

                FINANCE & BANKING--2.5%
     $  150,000 American Financial Group, Inc.
                 7.125%, 04/15/09............................ $    152,242
         80,000 Anthem Insurance Cos., Inc. (144A)
                 9.125%, 04/01/10............................      100,734
        275,309 Asset Securitization Corp. 7.400%, 04/14/29..      283,974
         65,000 Berkley Corp. 5.875%, 02/15/13...............       69,130
         65,000 CIT Group, Inc. 7.375%, 04/02/07.............       74,215
        250,000 Credit Suisse First Boston 6.550%, 01/17/35..      284,792
         35,000 Crown Castle International Corp.
                 0/10.625%, 11/15/07 (e).....................       36,838
        260,000 Dean Witter Discover & Co.
                 6.750%, 01/01/16............................      307,829
        175,000 EOP Operating, L.P. 6.763%, 06/15/07.........      196,449
         10,000 Fairfax Final Holdings, Ltd. 7.375%, 03/15/06        9,700
         20,000 Fairfax Final Holdings, Ltd. 6.875%, 04/15/08       18,850
        200,000 Ford Motor Credit Co. 7.375%, 10/28/09.......      209,662
        200,000 International Lease Finance, Corp.
                 5.750%, 10/15/06............................      218,754
        200,000 John Hancock Global Funding (144A)
                 7.900%, 07/02/10............................      246,754
         50,000 MBNA Corp. 7.500%, 03/15/12..................       59,266
         60,000 Nationwide Financial Services, Inc.
                 5.900%, 07/01/12............................       66,251
         50,000 Norwest Corp. 7.650%, 03/15/05...............       55,232
        300,000 Popular North America, Inc.
                 6.625%, 01/15/04............................      308,156
        100,000 Secured Finance, Inc. 9.050%, 12/15/04.......      109,515
         85,000 St. Paul Cos., Inc. 5.750%, 03/15/07.........       92,990
         15,000 United States West Capital Funding, Inc.
                 6.250%, 07/15/05............................       13,875
         10,000 Western Financial Bank-FSB
                 9.625%, 05/15/12............................       10,800
                                                              ------------
                                                                 2,926,008
                                                              ------------

                FINANCIAL SERVICES--1.0%
         50,000 Chase Manhattan Corp. 7.000%, 11/15/09.......       59,306
        250,000 ERAC USA Finance Co. (144A)
                 7.950%, 12/15/09............................      298,540
         75,000 Household Finance Corp. 6.750%, 05/15/11.....       87,103
        100,000 Household Finance Corp. 6.375%, 10/15/11.....      113,706
        500,000 Nomura Asset Securities Corp.
                 6.590%, 03/15/30............................      577,676
         45,000 Qwest Capital Funding, Inc.
                 7.900%, 08/15/10............................       37,575
         20,000 UCAR Finance, Inc. 10.250%, 02/15/12.........       19,600
                                                              ------------
                                                                 1,193,506
                                                              ------------

                FOOD & BEVERAGES--0.2%
         95,000 Conagra, Inc. 7.875%, 09/15/10...............      119,897
         10,000 Delhaize America, Inc. 8.125%, 04/15/11......       10,950
         10,000 Dole Food, Inc. (144A) 8.875%, 03/15/11......       10,600
         40,000 Kraft Foods, Inc. 4.625%, 11/01/06...........       42,483
         35,000 The Great Atlantic & Pacific Tea Co., Inc.
                 9.125%, 12/15/11............................       32,725
                                                              ------------
                                                                   216,655
                                                              ------------

                See accompanying notes to financial statements.

                                    MSF-47

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      -------------------------------------------------------------------

                 FOREST PRODUCTS & PAPER--0.0%
      $   20,000 Caraustar Industries, Inc. 9.875%, 04/01/11 $     21,300
           5,000 Graphic Packaging Corp. 8.625%, 02/15/12...        5,100
          10,000 Longview Fibre Co. 10.000%, 01/15/09.......       11,100
                                                             ------------
                                                                   37,500
                                                             ------------

                 GAS & OIL--0.2%
          60,000 Devon Energy Corp. 7.950%, 04/15/32........       77,231
          30,000 Giant Industries, Inc. 11.000%, 05/15/12...       28,950
         100,000 Tosco Corp. 7.625%, 05/15/06...............      113,427
                                                             ------------
                                                                  219,608
                                                             ------------

                 GAS & PIPELINE UTILITIES--0.2%
         150,000 Kinder Morgan Energy Partners, L.P.
                  7.125%, 03/15/12..........................      179,509
                                                             ------------

                 HEALTH CARE--0.0%
          30,000 NDCHealth Corp. (144A)
                  10.500%, 12/01/12.........................       32,175
                                                             ------------

                 HOTELS & RESTAURANTS--0.1%
          30,000 Host Marriot, L.P. 9.500%, 01/15/07........       32,250
           5,000 Host Marriot, L.P. 9.250%, 10/01/07........        5,375
          25,000 Park Place Entertainment Corp.
                  8.125%, 05/15/11..........................       27,438
          40,000 Riviera Holdings Corp. 11.000%, 06/15/10...       38,200
                                                             ------------
                                                                  103,263
                                                             ------------

                 HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.0%
           5,000 Johnson Diversey, Inc. 9.625%, 05/15/12....        5,588
                                                             ------------

                 INDUSTRIAL MACHINERY--0.1%
          35,000 Case Corp. 7.250%, 08/01/05................       35,044
           5,000 Cummins, Inc. (144A) 9.500%, 12/01/10......        5,675
          30,000 Navistar International Corp.
                  9.375%, 06/01/06..........................       32,625
          50,000 Numatics, Inc. 9.625%, 04/01/08............       31,000
                                                             ------------
                                                                  104,344
                                                             ------------

                 INSURANCE--0.7%
         100,000 Everest Reinsurance Holdings, Inc.
                  8.750%, 03/15/10..........................      119,598
         300,000 Jackson National Life Insurance Co. (144A)
                  8.150%, 03/15/27..........................      367,069
         400,000 Liberty Mutual Insurance Co. (144A)
                  7.697%, 10/15/97..........................      294,251
          45,000 Torchmark, Inc. 6.250%, 12/15/06...........       49,865
                                                             ------------
                                                                  830,783
                                                             ------------

                 IRON & STEEL--0.1%
          30,000 Alaska Steel Corp. 7.875%, 02/15/09........       25,500
           7,653 National Steel Corp. 9.875%, 03/01/09......          421
           5,000 Steel Dynamics, Inc. 9.500%, 03/15/09......        5,237
          30,000 United States Steel Corp. 10.750%, 08/01/08       31,500
          13,750 Weirton Steel Corp. 1.000%, 04/01/08 (g)...        1,788
                                                             ------------
                                                                   64,446
                                                             ------------

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      -------------------------------------------------------------------

                 LEISURE--0.1%
      $   35,000 Mandalay Resort Group 9.375%, 02/15/10..... $     39,550
          55,000 MGM Mirage 8.375%, 02/01/11................       62,563
          20,000 True Temper Sports, Inc. 10.875%, 12/01/08.       21,300
                                                             ------------
                                                                  123,413
                                                             ------------

                 MEDIA--0.2%
         130,000 AOL Time Warner, Inc. 7.700%, 05/01/32.....      151,766
          25,000 Lin Television Corp. (144A)
                  6.500%, 05/15/13..........................       24,937
           5,000 Lodgenet Entertainment Corp.
                  9.500%, 06/15/13..........................        5,125
           5,000 Rogers Cable, Inc. 6.250%, 06/15/13........        4,988
                                                             ------------
                                                                  186,816
                                                             ------------

                 MEDICAL LABORATORIES--0.0%
          30,000 Radiologix, Inc. 10.500%, 12/15/08.........       28,500
                                                             ------------

                 METALS--0.0%
          10,000 Oregon Steel Mills, Inc. 10.000%, 07/15/09.        9,000
                                                             ------------

                 MUNICIPAL BOND--0.1%
          98,000 U.S. Department Housing & Urban Development
                  7.498%, 08/01/11..........................      119,953
                                                             ------------

                 OFFICE FURNISHINGS & SUPPLIES--0.2%
         200,000 Boise Cascade Office Products Co.
                  7.050%, 05/15/05..........................      209,732
                                                             ------------

                 PETROLEUM SERVICES--0.1%
          60,000 Energy Corp. of America 9.500%, 05/15/07...       42,000
          10,000 Tesoro Petroleum Corp.(144A)
                  8.000%, 04/15/08..........................       10,250
          25,000 Tesoro Petroleum Corp. 9.625%, 11/01/08....       23,125
          15,000 Tesoro Petroleum Corp. 9.625%, 04/01/12....       13,725
                                                             ------------
                                                                   89,100
                                                             ------------

                 PLASTICS--0.0%
          50,000 Sealed Air Corp. 8.750%, 07/01/08..........       59,138
                                                             ------------

                 PUBLISHING--0.1%
          15,000 Canwest Media, Inc. 10.625%, 05/15/11......       17,100
          25,000 Von Hoffman Corp. 10.250%, 03/15/09........       26,750
          25,000 World Color Press, Inc. 8.375%, 11/15/08...       26,257
                                                             ------------
                                                                   70,107
                                                             ------------

                 REAL ESTATE--0.0%
           5,000 CBRE Escrow, Inc. (144A) 9.750%, 05/15/10..        5,256
                                                             ------------

                 REAL ESTATE INVESTMENT TRUST--0.4%
         200,000 Healthcare Realty Trust 8.125%, 05/01/11...      222,384
         225,000 Liberty Property, L.P. 7.250%, 03/15/11....      265,573
                                                             ------------
                                                                  487,957
                                                             ------------

                See accompanying notes to financial statements.

                                    MSF-48

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                  RETAIL--0.3%
       $   15,000 Gap, Inc. 10.550%, 12/15/08 (d)........... $     18,225
           25,000 Icon Health & Fitness, Inc.
                   11.250%, 04/01/12........................       26,625
          185,000 Lowe's Cos., Inc. 7.500%, 12/15/05........      210,216
           20,000 Pathmark Stores, Inc. 8.750%, 02/01/12....       20,700
           15,000 Remington Arms Co., Inc. (144A)
                   10.500%, 02/01/11........................       15,675
           30,000 Rite Aid Corp. 7.125%, 01/15/07...........       29,700
           25,000 Rite Aid Corp. 11.250%, 07/01/08..........       26,875
           25,000 Winn Dixie Stores, Inc. 8.875%, 04/01/08..       26,500
                                                             ------------
                                                                  374,516
                                                             ------------

                  SEMICONDUCTORS--0.1%
           30,000 Amkor Technology, Inc. 10.500%, 05/01/09..       30,300
           15,000 Amkor Technology, Inc. (144A)
                   7.750%, 05/15/13.........................       14,250
           55,000 SCG Holdings Corp. 12.000%, 08/01/09......       47,300
                                                             ------------
                                                                   91,850
                                                             ------------

                  SOFTWARE--0.1%
           50,000 International Game Technology
                   8.375%, 05/15/09.........................       61,340
                                                             ------------

                  TELECOMMUNICATIONS--0.5%
          120,000 Alltel Corp. 7.000%, 07/01/12.............      145,656
           60,000 AT&T Corp. 8.500%, 11/15/31 (d)...........       68,033
          100,000 AT&T Wireless Services, Inc.
                   8.750%, 03/01/31.........................      123,606
           30,000 Cingular Wireless, L.L.C. 7.125%, 12/15/31       35,176
           55,000 GCI, Inc. 9.750%, 08/01/07................       55,962
           35,000 Insight Midwest, L.P. 9.750%, 10/01/09....       37,013
           45,000 Singapore Telecommunications, Ltd. (144A)
                   7.375%, 12/01/31.........................       54,954
           40,000 Telecommunications Techniques Co.
                   9.750%, 05/15/08.........................        1,500
           10,000 Time Warner Telecom, Inc.
                   10.125%, 02/01/11........................        9,650
           45,000 Triton PCS, Inc. 8.750%, 11/15/11.........       44,888
                                                             ------------
                                                                  576,438
                                                             ------------

                  TRANSPORTATION--0.8%
          250,000 Honda Auto Receivables 3.610%, 12/18/07...      260,380
          360,000 Norfolk Southern Corp. 7.050%, 05/01/37...      419,303
          250,000 USAA Auto Owner Trust 3.910%, 04/16/07....      257,692
                                                             ------------
                                                                  937,375
                                                             ------------

                  TRUCKING & FREIGHT FORWARDING--0.0%
           40,000 Kansas City Southern Railway Co.
                   9.500%, 10/01/08.........................       44,450
                                                             ------------

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                  U.S. TREASURY--0.9%
       $  500,000 United States Treasury Bond Strips
                   Zero Coupon, 08/15/25................... $    166,245
           25,000 United States Treasury Notes
                   5.750%, 08/15/10........................       29,263
          736,116 United States Treasury Notes
                   3.500%, 01/15/11........................      836,066
                                                            ------------
                                                               1,031,574
                                                            ------------

                  UTILITIES--0.3%
          300,000 Northern Border Partners, L.P.
                   7.100%, 03/15/11........................      343,180
                                                            ------------

                  VENTURE CAPITAL--0.0%
           10,000 Arch Western Finance, L.L.C. (144A)
                   6.750%, 07/01/13........................       10,250
                                                            ------------

                  YANKEE--3.6%
          100,000 British Telecommunications, Plc.
                   8.375%, 12/15/10 (b)....................      126,468
          125,000 Burlington Resources Finance Co.
                   5.700%, 03/01/07........................      137,961
           50,000 Consumers International, Inc.
                   10.250%, 04/01/05 (e)...................            5
        2,015,000 Federal Republic of Germany
                   5.000%, 07/04/12, (EUR).................    2,530,292
          290,000 Federal Republic of Germany
                   5.500%, 01/04/31, (EUR).................      372,267
          100,000 France Telecom S.A. 9.250%, 03/01/11 (d).      125,856
           10,000 MDP Acquisitions 9.625%, 10/01/12........       11,050
          100,000 Norsk Hydro A/S 7.750%, 06/15/23.........      128,236
           25,000 Pacifica Papers, Inc. 10.000%, 03/15/09..       26,625
           65,000 Quebecor Media, Inc.
                   0/13.750%, 07/15/11 (d).................       53,950
           55,000 Republic of South Africa 7.375%, 04/25/12       63,113
           50,000 Rogers Communications, Inc.
                   8.875%, 07/15/07........................       51,500
           30,000 Rogers Wireless, Inc. 9.625%, 05/01/11...       34,500
           55,000 Russian Federation 0/5.000%, 03/31/30 (e)       53,433
           75,000 State of Israel 4.625%, 06/15/13.........       73,571
          375,000 TransCanada Pipelines, Ltd.
                   7.150%, 06/15/06........................      413,414
           25,000 United Pan Europe Communications NV
                   10.875%, 11/01/07.......................        5,250
           50,000 United Pan Europe Communications NV
                   10.875%, 08/01/09.......................       10,750
                                                            ------------
                                                               4,218,241
                                                            ------------
                  Total Bonds & Notes
                   (Identified Cost $37,737,553)...........   40,847,055
                                                            ------------

                See accompanying notes to financial statements.

                                    MSF-49

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

SHORT TERM INVESTMENTS--5.3%


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      --------------------------------------------------------------------

                 REPURCHASE AGREEMENT--5.3%
      $6,352,000 Paribas Repurchase Agreement dated 06/30/03
                  at 1.080% to be repurchased at $6,352,191
                  on 07/01/03, collaterized by $6,398,000
                  U.S. Treasury Bond 2.000% due 11/30/04
                  with a value of $6,469,722................ $  6,352,000
                                                             ------------
                 Total Short Term Investments
                  (Identified Cost $6,352,000)..............    6,352,000
                                                             ------------
                 Total Investments--103.8%
                  (Identified Cost $128,068,852) (a)........  123,644,170
                 Other assets less liabilities..............   (4,575,225)
                                                             ------------
                 TOTAL NET ASSETS--100%..................... $119,068,945
                                                             ============

FUTURES CONTRACTS

                                 EXPIRATION NUMBER OF  CONTRACT  VALUATION AS OF  UNREALIZED
SHORT                               DATE    CONTRACTS   AMOUNT       6/30/03     APPRECIATION
-----                            ---------- --------- ---------- --------------- ------------
US Treasury Notes 5 Year Futures  9/19/03      19     $2,193,789   $2,187,375       $6,414

FORWARD CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2003

                                                                    LOCAL    AGGREGATE               UNREALIZED
                                                          DELIVERY CURRENCY    FACE       TOTAL    APPRECIATION/
FORWARD CURRENCY CONTRACT                                   DATE    AMOUNT     VALUE      VALUE    (DEPRECIATION)
-------------------------                                 -------- --------- ---------- ---------- --------------
Euro Currency (Sold)..................................... 7/28/03  2,770,000 $3,114,045 $3,183,459    $(69,414)
Euro Currency (Purchased)................................ 7/28/03    102,000    115,757    117,225       1,468
                                                                                                      --------
Net Unrealized Depreciation on Forward Currency Contracts                                             $(67,946)
                                                                                                      ========

                See accompanying notes to financial statements.

                                    MSF-50

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value........................            $123,644,170
      Receivable for:
       Securities sold............................                 533,535
       Fund shares sold...........................                 286,933
       Dividends and interest.....................                 556,897
                                                              ------------
        Total Assets..............................             125,021,535
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $  128,204
       Securities purchased.......................  5,589,481
       Open forward currency contracts--net.......     67,946
       Futures variation margin...................      2,506
       Due to custodian bank......................     36,395
      Accrued expenses:
       Management fees............................     68,973
       Service and distribution fees..............      1,802
       Deferred trustees fees.....................     13,090
       Other expenses.............................     44,193
                                                   ----------
        Total Liabilities.........................               5,952,590
                                                              ------------
    NET ASSETS....................................            $119,068,945
                                                              ============
      Net assets consist of:
       Capital paid in............................            $156,426,227
       Undistributed net investment income........               1,501,520
       Accumulated net realized gains (losses)....             (34,376,405)
       Unrealized appreciation (depreciation) on
        investments, futures contracts and
        foreign currency..........................              (4,482,397)
                                                              ------------
    NET ASSETS....................................            $119,068,945
                                                              ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($104,130,933 divided by 9,377,372
     shares outstanding)..........................            $      11.10
                                                              ============
    CLASS E
    Net asset value and redemption price per share
     ($14,938,012 divided by 1,348,231 shares
     outstanding).................................            $      11.08
                                                              ============
    Identified cost of investments................            $128,068,852
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................              $   590,846
        Interest................................                1,361,333
                                                              -----------
                                                                1,952,179
      EXPENSES
        Management fees......................... $   392,413
        Service and distribution fees--Class E..       8,873
        Directors' fees and expenses............       6,327
        Custodian...............................      66,483
        Audit and tax services..................      11,150
        Legal...................................       1,594
        Printing................................       9,504
        Insurance...............................       1,401
        Miscellaneous...........................         753
                                                 -----------
        Total expenses before reductions........     498,498
        Expense reductions......................     (13,496)     485,002
                                                 -----------  -----------
      NET INVESTMENT INCOME.....................                1,467,177
                                                              -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................  (4,309,018)
        Foreign currency transactions--net......     183,828   (4,125,190)
                                                 -----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................  12,531,890
        Futures--net............................       6,414
        Foreign currency transactions--net......     (18,540)  12,519,764
                                                 -----------  -----------
      Net gain (loss)...........................                8,394,574
                                                              -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................              $ 9,861,751
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-51

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,467,177  $  3,416,809
  Net realized gain (loss)..........................................   (4,125,190)  (13,596,495)
  Unrealized appreciation (depreciation)............................   12,519,764    (9,433,620)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    9,861,751   (19,613,306)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (3,134,297)   (3,032,639)
    Class E.........................................................     (385,051)      (90,971)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (3,519,348)   (3,123,610)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.      361,026    (9,539,568)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    6,703,429   (32,276,484)

NET ASSETS
  Beginning of the period...........................................  112,365,516   144,642,000
                                                                     ------------  ------------
  End of the period................................................. $119,068,945  $112,365,516
                                                                     ============  ============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,501,520  $  3,553,691
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................    699,196  $  7,456,194   2,366,788  $ 26,059,522
  Reinvestments...............................................    303,417     3,134,297     253,353     3,032,639
  Redemptions................................................. (1,402,289)  (14,867,772) (4,339,425)  (47,397,452)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (399,676) $ (4,277,281) (1,719,284) $(18,305,291)
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    463,345  $  4,911,776     817,787  $  9,121,173
  Reinvestments...............................................     37,347       385,051       7,606        90,971
  Redemptions.................................................    (62,360)     (658,520)    (42,822)     (446,421)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    438,332  $  4,638,307     782,571  $  8,765,723
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.     38,656  $    361,026    (936,713) $ (9,539,568)
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-52

METROPOLITAN SERIES FUND, INC.

 BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                   -----------------------
                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                     JUNE 30,    ---------
                                                                                       2003        2002
                                                                                   ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $  10.52     $  12.44
                                                                                    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................      0.16         0.34
  Net realized and unrealized gain (loss) on investments..........................      0.76        (1.99)
                                                                                    --------     --------
  Total from investment operations................................................      0.92        (1.65)
                                                                                    --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (0.34)       (0.27)
  Distributions from net realized capital gains...................................      0.00         0.00
  Distributions in excess of net realized capital gains...........................      0.00         0.00
                                                                                    --------     --------
  Total Distributions.............................................................     (0.34)       (0.27)
                                                                                    --------     --------
NET ASSET VALUE, END OF PERIOD....................................................  $  11.10     $  10.52
                                                                                    ========     ========
TOTAL RETURN (%)..................................................................       9.1 (b)    (13.5)
Ratio of operating expenses to average net assets before expense reductions (%)...      0.87 (c)     0.85
Ratio of operating expenses to average net assets after expense reductions (%) (d)      0.85 (c)     0.83
Ratio of net investment income to average net assets (%)..........................      2.64 (c)     2.69
Portfolio turnover rate (%).......................................................        84 (c)       47
Net assets, end of period (000)...................................................  $104,131     $102,817

                                                                                        CLASS A
                                                                                   ---------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------------
                                                                                     2001      2000      1999      1998
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  13.58  $  13.85  $  15.51  $  14.86
                                                                                   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.39      0.42      0.43      0.38
  Net realized and unrealized gain (loss) on investments..........................    (0.99)    (0.68)    (1.21)     0.97
                                                                                   --------  --------  --------  --------
  Total from investment operations................................................    (0.60)    (0.26)    (0.78)     1.35
                                                                                   --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.54)     0.00     (0.43)    (0.38)
  Distributions from net realized capital gains...................................     0.00     (0.01)    (0.26)    (0.32)
  Distributions in excess of net realized capital gains...........................     0.00      0.00     (0.19)     0.00
                                                                                   --------  --------  --------  --------
  Total Distributions.............................................................    (0.54)    (0.01)    (0.88)    (0.70)
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $  12.44  $  13.58  $  13.85  $  15.51
                                                                                   ========  ========  ========  ========
TOTAL RETURN (%)..................................................................     (4.5)     (1.9)     (5.1)      9.1
Ratio of operating expenses to average net assets before expense reductions (%)...     0.83      0.80      0.77      0.82
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.83      0.80        --        --
Ratio of net investment income to average net assets (%)..........................     3.00      2.88      2.83      2.72
Portfolio turnover rate (%).......................................................       65       126        63        72
Net assets, end of period (000)................................................... $143,059  $159,977  $192,666  $190,577

                                                                                                    CLASS E
                                                                                   -------------------------------------
                                                                                    SIX MONTHS       YEAR     MAY 1, 2001(A)
                                                                                      ENDED         ENDED        THROUGH
                                                                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                                                       2003          2002          2001
                                                                                   ----------    ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $ 10.49         $12.43        $12.72
                                                                                    -------         ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.12           0.29          0.05
  Net realized and unrealized gain (loss) on investments..........................     0.80          (1.96)        (0.34)
                                                                                    -------         ------        ------
  Total from investment operations................................................     0.92          (1.67)        (0.29)
                                                                                    -------         ------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.33)         (0.27)         0.00
  Distributions from net realized capital gains...................................     0.00           0.00          0.00
  Distributions in excess of net realized capital gains...........................     0.00           0.00          0.00
                                                                                    -------         ------        ------
  Total Distributions.............................................................    (0.33)         (0.27)         0.00
                                                                                    -------         ------        ------
NET ASSET VALUE, END OF PERIOD....................................................  $ 11.08         $10.49        $12.43
                                                                                    =======         ======        ======
TOTAL RETURN (%)..................................................................      9.0  (b)     (13.7)         (2.3)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...     1.02  (c)      1.00          0.98 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)     1.00  (c)      0.98          0.98 (c)
Ratio of net investment income to average net assets (%)..........................     2.45  (c)      2.54          2.71 (c)
Portfolio turnover rate (%).......................................................       84  (c)        47            65 (c)
Net assets, end of period (000)...................................................  $14,938         $9,548        $1,583

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-53

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--56.8% OF TOTAL NET ASSETS


                                                              VALUE
           SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                     AEROSPACE & DEFENSE--0.1%
               1,000 United Technologies Corp............. $     70,830
                                                           ------------

                     ALUMINUM--0.9%
              58,190 Alcoa, Inc...........................    1,483,845
                                                           ------------

                     BANKS--4.6%
              14,412 Bank of America Corp.................    1,138,980
              16,900 Bank One Corp........................      628,342
              44,350 FleetBoston Financial Corp...........    1,317,639
              86,320 Mellon Financial Corp................    2,395,380
              17,800 SouthTrust Corp......................      484,160
              17,150 SunTrust Banks, Inc..................    1,017,681
               1,100 U.S. Bancorp.........................       26,950
              13,500 Wachovia Corp........................      539,460
                                                           ------------
                                                              7,548,592
                                                           ------------

                     CHEMICALS--1.7%
              11,604 Air Products & Chemicals, Inc........      482,727
               9,800 Akzo Nobel NV, (EUR).................      260,168
               1,100 E. I. du Pont de Nemours & Co........       45,804
              15,400 Lyondell Chemical Co.................      208,362
               8,000 PPG Industries, Inc..................      405,920
              12,900 Praxair, Inc.........................      775,290
              18,400 The Dow Chemical Co..................      569,664
                                                           ------------
                                                              2,747,935
                                                           ------------

                     COMMUNICATION SERVICES--0.1%
               7,000 Cox Communications, Inc..............      223,300
                                                           ------------

                     COMPUTERS & BUSINESS EQUIPMENT--0.6%
               5,600 Apple Computer, Inc. (b).............      107,072
              18,000 Hewlett-Packard Co...................      383,400
               6,450 International Business Machines Corp.      532,125
                                                           ------------
                                                              1,022,597
                                                           ------------

                     CONGLOMERATES--1.2%
               7,300 Eastman Kodak Co.....................      199,655
              29,540 General Electric Co..................      847,207
               3,000 Honeywell International, Inc.........       80,550
              40,140 Tyco International, Ltd..............      761,857
                                                           ------------
                                                              1,889,269
                                                           ------------

                     CONTAINERS & GLASS--0.6%
              45,900 Owens-Illinois, Inc. (b).............      632,043
              29,500 Smurfit-Stone Container Corp.........      384,385
                                                           ------------
                                                              1,016,428
                                                           ------------

                     COSMETICS & PERSONAL CARE--1.5%
               4,600 Colgate-Palmolive Co.................      266,570
              21,400 Kimberly-Clark Corp..................    1,115,796
              14,756 The Gillette Co......................      470,126
               6,466 The Procter & Gamble Co..............      576,638
                                                           ------------
                                                              2,429,130
                                                           ------------

                                                               VALUE
          SHARES                                              (NOTE 1)
       -----------------------------------------------------------------

                    DRUGS & HEALTH CARE--4.6%
              2,200 Bristol-Myers Squibb Co................ $     59,730
             18,680 Eli Lilly & Co.........................    1,288,360
             19,640 Merck & Co., Inc.......................    1,189,202
             16,200 Novartis AG, (CHF).....................      642,438
             54,400 Pfizer, Inc............................    1,857,760
             92,770 Schering-Plough Corp...................    1,725,522
             18,700 Tenet Healthcare Corp. (b).............      217,855
             10,500 Wyeth..................................      478,275
                                                            ------------
                                                               7,459,142
                                                            ------------

                    ELECTRIC UTILITIES--2.9%
            165,690 Calpine Corp. (b)......................    1,093,554
             18,000 Duke Energy Co.........................      359,100
              6,300 Entergy Corp...........................      332,514
              7,300 Exelon Corp............................      436,613
              4,000 FPL Group, Inc.........................      267,400
             37,982 NiSource, Inc..........................      721,658
              2,300 Pinnacle West Capital Corp.............       86,135
              3,100 PPL Corp...............................      133,300
             56,150 TXU Corp...............................    1,260,567
                                                            ------------
                                                               4,690,841
                                                            ------------

                    ELECTRICAL EQUIPMENT--0.3%
              9,400 Emerson Electric Co....................      480,340
                                                            ------------

                    FEDERAL AGENCIES--0.8%
             11,680 Federal Home Loan Mortgage Corp........      592,994
             10,600 Federal National Mortgage Association..      714,864
                                                            ------------
                                                               1,307,858
                                                            ------------

                    FINANCIAL SERVICES--2.8%
             65,630 Citigroup, Inc.........................    2,808,964
             15,700 Franklin Resources, Inc................      613,399
              7,700 Hartford Financial Services Group, Inc.      405,328
              7,520 Nationwide Financial Services, Inc.....      244,400
             14,200 T. Rowe Price Group, Inc...............      536,050
                                                            ------------
                                                               4,608,141
                                                            ------------

                    FOOD & BEVERAGES--2.0%
             41,084 Archer-Daniels-Midland Co..............      528,751
             22,400 Kellogg Co.............................      769,888
             11,750 PepsiCo, Inc...........................      522,875
             88,690 The Kroger Co. (b).....................    1,479,349
                                                            ------------
                                                               3,300,863
                                                            ------------

                    FOREST PRODUCTS & PAPER--0.8%
             12,120 Bowater, Inc...........................      453,894
             23,900 International Paper Co.................      853,947
                                                            ------------
                                                               1,307,841
                                                            ------------

                    GAS & OIL--8.7%
             12,760 BJ Services Co. (b)....................      476,714
             43,600 BP, Plc. (ADR).........................    1,832,072

                See accompanying notes to financial statements.

                                    MSF-54

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
        SHARES                                                  (NOTE 1)
      --------------------------------------------------------------------

                  GAS & OIL--(CONTINUED)
           17,680 ConocoPhillips............................. $    968,864
           10,790 Cooper Cameron Corp. (b)...................      543,600
           33,450 Devon Energy Corp..........................    1,786,230
           54,028 Exxon Mobil Corp...........................    1,940,145
           47,600 Global SantaFe Corp........................    1,110,984
           59,140 Noble Corp. (b)............................    2,028,502
           43,650 Occidental Petroleum Corp..................    1,464,458
           43,946 Schlumberger, Ltd..........................    2,090,511
                                                              ------------
                                                                14,242,080
                                                              ------------

                  GAS & PIPELINE UTILITIES--0.4%
           18,260 National Fuel Gas Co.......................      475,673
            8,000 WGL Holdings, Inc..........................      213,600
                                                              ------------
                                                                   689,273
                                                              ------------

                  HEALTH CARE--PRODUCTS--0.6%
           30,860 Baxter International, Inc..................      802,360
            1,700 Johnson & Johnson..........................       87,890
                                                              ------------
                                                                   890,250
                                                              ------------

                  HOTELS & RESTAURANTS--1.2%
           42,640 Hilton Hotels Corp.........................      545,366
           42,320 McDonald's Corp............................      933,579
           14,630 Starwood Hotels & Resorts Worldwide, Inc.
                   (Class B).................................      418,272
                                                              ------------
                                                                 1,897,217
                                                              ------------

                  INDUSTRIAL MACHINERY--0.4%
           15,748 Deere & Co.................................      719,684
                                                              ------------

                  INSURANCE--2.7%
           27,660 Hartford Financial Services Group, Inc.....    1,392,957
           39,760 The Allstate Corp..........................    1,417,444
           14,582 The Chubb Corp.............................      874,920
           45,901 Travelers Property Casualty Corp. (Class A)      729,826
                                                              ------------
                                                                 4,415,147
                                                              ------------

                  INTERNET--0.2%
           24,510 Network Associates, Inc. (b)...............      310,787
                                                              ------------

                  INVESTMENT BROKERAGE--1.5%
           14,900 J.P. Morgan Chase & Co.....................      509,282
           32,210 Merrill Lynch & Co., Inc...................    1,503,563
            9,300 Morgan Stanley.............................      397,575
                                                              ------------
                                                                 2,410,420
                                                              ------------

                  MEDIA--4.2%
           15,000 AOL Time Warner, Inc. (b)..................      241,350
           45,790 Comcast Corp. (Special Class A) (b)........    1,320,126
            2,400 Gannett Co., Inc...........................      184,344
           16,300 New York Times Co..........................      741,650
          124,600 Reed Elsevier, Plc., (GBP).................    1,038,510
           27,000 The Walt Disney Co.........................      533,250

                                                               VALUE
          SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                    MEDIA--(CONTINUED)
             15,500 Tribune Co............................. $    748,650
             47,700 Viacom, Inc. (Class B) (b).............    2,082,582
                                                            ------------
                                                               6,890,462
                                                            ------------

                    MINING--0.4%
             30,900 BHP Billiton, Ltd., (AUD)..............      179,261
             13,300 Phelps Dodge Corp. (b).................      509,922
                                                            ------------
                                                                 689,183
                                                            ------------

                    RAILROADS & EQUIPMENT--0.7%
             32,400 Burlington Northern Santa Fe Corp......      921,456
             12,900 Norfolk Southern Corp..................      247,680
                                                            ------------
                                                               1,169,136
                                                            ------------

                    REAL ESTATE INVESTMENT TRUST--0.4%
             25,100 Equity Residential.....................      651,345
              1,000 Healthcare Realty Trust, Inc...........       29,150
                                                            ------------
                                                                 680,495
                                                            ------------

                    RETAIL--1.8%
             21,300 Limited Brands.........................      330,150
             53,110 Sears Roebuck & Co.....................    1,786,620
             19,200 The Home Depot, Inc....................      635,904
             11,400 The May Department Stores Co...........      253,764
                                                            ------------
                                                               3,006,438
                                                            ------------

                    SEMICONDUCTORS--1.0%
              9,200 Intel Corp.............................      191,213
             12,400 Novellus Systems, Inc. (b).............      454,100
             51,300 Texas Instruments, Inc.................      902,880
                                                            ------------
                                                               1,548,193
                                                            ------------

                    SOFTWARE--0.9%
              5,000 Automatic Data Processing, Inc.........      169,300
             49,900 Microsoft Corp.........................    1,277,939
                                                            ------------
                                                               1,447,239
                                                            ------------

                    TELECOMMUNICATIONS--5.9%
             15,100 Advanced Fibre Communications, Inc. (b)      245,677
             57,920 AT&T Corp..............................    1,114,960
            243,969 AT&T Wireless Services, Inc. (b).......    2,002,985
             55,800 BellSouth Corp.........................    1,485,954
             54,700 SBC Communications, Inc................    1,397,585
             22,450 Telephone & Data Systems, Inc..........    1,115,765
             43,530 Verizon Communications, Inc............    1,717,259
             31,992 Vodafone Group, Plc. (ADR).............      628,643
                                                            ------------
                                                               9,708,828
                                                            ------------

                    TOBACCO--0.3%
             11,100 Altria Group, Inc......................      504,384
                                                            ------------
                    Total Common Stocks
                     (Identified Cost $91,164,696).........   92,806,168
                                                            ------------

                See accompanying notes to financial statements.

                                    MSF-55

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--38.4%


         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
      --------------------------------------------------------------------

                  AEROSPACE & DEFENSE--0.3%
      $   153,000 BAE Systems Holdings, Inc. (144A)
                   6.400%, 12/15/11.......................... $    171,189
          220,000 Northrop Grumman Corp.
                   7.750%, 02/15/31..........................      282,207
                                                              ------------
                                                                   453,396
                                                              ------------

                  ASSET BACKED--0.6%
          325,000 Capital One Auto Finance Trust
                   4.790%, 01/15/09..........................      344,563
          217,870 Continental Airlines Pass Through
                   6.648%, 03/15/19..........................      210,147
          500,000 Providian Gateway Master Trust
                   1.460%, 03/16/09 (d)......................      502,892
                                                              ------------
                                                                 1,057,602
                                                              ------------

                  AUTOMOBILES--0.1%
          152,000 Ford Motor Co. 7.450%, 07/16/31............      139,242
           85,000 General Motors Corp. 7.125%, 07/15/13......       85,087
                                                              ------------
                                                                   224,329
                                                              ------------

                  BANKS--0.5%
          478,000 Bank of America Corp. 7.400%, 01/15/11.....      587,277
          175,000 KFW International Finance, Inc.
                   4.250%, 04/18/05..........................      183,460
                                                              ------------
                                                                   770,737
                                                              ------------

                  BUILDING & CONSTRUCTION--0.3%
          309,000 CRH America, Inc. 6.950%, 03/15/12.........      360,554
           49,000 Pulte Homes, Inc. 6.375%, 05/15/33.........       49,423
                                                              ------------
                                                                   409,977
                                                              ------------

                  CHEMICALS--0.1%
          108,000 Dow Chemical Co. 5.750%, 12/15/08..........      118,473
                                                              ------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS--2.2%
          700,000 Chase Commercial Mortgage Securities Corp.
                   6.390%, 11/18/30..........................      805,722
           89,063 Chase Mortgage Finance Trust
                   6.000%, 02/25/17..........................       90,295
          336,525 First Union Lehman Brothers Bank of America
                   Commercial Mortgage Trust
                   6.560%, 11/18/35..........................      387,340
           74,853 First Union Lehman Brothers Commercial
                   Mortgage Trust 7.380%, 04/18/29...........       85,998
           53,395 GMAC Light Trust (144A)
                   3.898%, 07/05/13 (d)......................       53,395
          178,274 Independant National Mortgage Corp.
                   7.000%, 05/25/26 (d)......................      178,071
          258,462 Lehman Brothers Commercial Conduit Mortgage
                   Trust 6.480%, 01/18/08 (d)................      294,976
          428,000 Merrill Lynch Mortgage Investments, Inc.
                   6.390%, 02/15/30 (d)......................      481,898
        6,925,847 Morgan Stanley Capital I, Inc. (144A)
                   0.848%, 11/15/30 (d)......................      215,448

        FACE                                                      VALUE
       AMOUNT                                                    (NOTE 1)
     ----------------------------------------------------------------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
     $   211,312 Morgan Stanley Dean Witter Capital I, Inc.
                  (144A) 2.839%, 10/07/13 (d)................. $    211,393
         205,000 Pemex Project Funding Master Trust
                  9.125%, 10/13/10............................      248,050
         135,961 Residential Funding Mortgage Securities, Inc.
                  6.000%, 12/25/16............................      139,106
         291,204 TIAA Retail Commercial Mortgage Trust (144A)
                  7.170%, 01/15/32............................      322,283
         135,000 Wells Fargo Mortgage Backed Securities Trust
                  6.000%, 04/25/17............................      140,591
                                                               ------------
                                                                  3,654,566
                                                               ------------

                 COMMUNICATION SERVICES--0.2%
         315,000 Analog Devices, Inc. 4.750%, 10/01/05........      320,512
                                                               ------------

                 DOMESTIC OIL--0.6%
         600,000 Occidental Petroleum Corp. 7.650%,
                  02/15/06....................................      677,946
         250,000 Phillips Petroleum Co. 8.500%, 05/25/05......      281,612
                                                               ------------
                                                                    959,558
                                                               ------------

                 DRUGS & HEALTH CARE--0.2%
          40,000 HCA, Inc. 8.750%, 09/01/10...................       46,595
         186,000 HCA, Inc. 6.950%, 05/01/12...................      198,215
          43,000 HCA, Inc. 6.250%, 02/15/13...................       43,836
                                                               ------------
                                                                    288,646
                                                               ------------

                 ELECTRIC UTILITIES--1.2%
          44,000 CenterPoint Energy Resources Corp. (144A)
                  7.875%, 04/01/13............................       50,611
         300,000 Dominion Resources, Inc. 7.600%, 07/15/03....      300,598
          51,000 FirstEnergy Corp. (Series B)
                  6.450%, 11/15/11............................       55,965
         200,000 Niagara Mohawk Power Corp.
                  5.375%, 10/01/04............................      208,943
          68,000 Niagara Mohawk Power Corp.
                  7.750%, 05/15/06............................       77,854
          78,000 Progress Energy, Inc. 7.100%, 03/01/11.......       90,738
         222,000 Progress Energy, Inc. 6.850%, 04/15/12.......      255,486
         300,000 PSE&G Power, L.L.C. 8.625%, 04/15/31.........      386,744
         164,000 Toledo Edison Co. 7.875%, 08/01/04...........      174,350
          98,000 TXU Energy Co. (144A) 7.000%, 03/15/13.......      108,460
         197,000 USA Waste Services, Inc. 7.000%, 10/01/04....      208,923
          77,000 WMX Technologies, Inc. 6.375%, 12/01/03......       78,380
                                                               ------------
                                                                  1,997,052
                                                               ------------

                 ENERGY--0.1%
         150,000 MidAmerican Energy Holdings Co. (144A)
                  3.500%, 05/15/08............................      150,807
                                                               ------------

                 FEDERAL AGENCIES--18.0%
       1,270,000 Federal Home Loan Mortgage
                  7.000%, 07/15/05............................    1,411,378
         749,000 Federal Home Loan Mortgage Corp.
                  2.375%, 04/15/06............................      760,969

                See accompanying notes to financial statements.

                                    MSF-56

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
         --------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
         $   750,000 Federal Home Loan Mortgage Corp.
                      5.500%, 07/15/06.................... $    829,978
           1,698,000 Federal Home Loan Mortgage Corp.
                      4.500%, 01/15/13....................    1,782,849
             106,596 Federal Home Loan Mortgage Corp.
                      5.000%, 12/01/17....................      110,211
             327,390 Federal Home Loan Mortgage Corp.
                      5.500%, 05/01/33....................      338,216
             473,000 Federal National Mortgage Association
                      5.250%, 04/15/07....................      525,683
             412,000 Federal National Mortgage Association
                      6.000%, 05/15/08....................      475,768
             804,000 Federal National Mortgage Association
                      6.625%, 09/15/09....................      964,652
             497,743 Federal National Mortgage Association
                      6.000%, 04/01/16....................      519,638
             164,826 Federal National Mortgage Association
                      6.000%, 12/01/16....................      172,035
             324,363 Federal National Mortgage Association
                      6.000%, 02/01/17....................      338,549
             160,323 Federal National Mortgage Association
                      6.000%, 03/01/17....................      167,338
             445,959 Federal National Mortgage Association
                      6.000%, 05/01/17....................      465,471
             126,332 Federal National Mortgage Association
                      5.500%, 07/01/17....................      131,250
             430,952 Federal National Mortgage Association
                      6.000%, 08/01/17....................      449,807
             474,059 Federal National Mortgage Association
                      5.500%, 09/01/17....................      492,455
             422,460 Federal National Mortgage Association
                      5.500%, 11/01/17....................      438,854
             147,246 Federal National Mortgage Association
                      5.500%, 12/01/17....................      152,960
             182,052 Federal National Mortgage Association
                      5.500%, 01/01/18....................      189,117
             725,005 Federal National Mortgage Association
                      6.500%, 11/01/28....................      757,078
             244,000 Federal National Mortgage Association
                      4.080%, 04/25/31....................      244,378
             230,768 Federal National Mortgage Association
                      6.500%, 07/01/31....................      239,963
           2,118,161 Federal National Mortgage Association
                      6.500%, 09/01/31....................    2,208,876
             116,595 Federal National Mortgage Association
                      7.500%, 11/01/31....................      123,882
             211,704 Federal National Mortgage Association
                      6.500%, 12/01/31....................      220,770
             149,352 Federal National Mortgage Association
                      6.500%, 01/01/32....................      155,748
             117,344 Federal National Mortgage Association
                      7.500%, 02/01/32....................      124,678
              69,503 Federal National Mortgage Association
                      6.500%, 06/01/32....................       72,480
             367,415 Federal National Mortgage Association
                      6.500%, 07/01/32....................      383,152

          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
       ------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
       $   207,787 Federal National Mortgage Association
                    6.500%, 08/01/32........................ $    216,687
         1,207,424 Federal National Mortgage Association
                    6.000%, 10/01/32........................    1,255,241
           139,576 Federal National Mortgage Association
                    6.000%, 12/01/32........................      145,104
         1,012,942 Federal National Mortgage Association
                    5.500%, 02/01/33........................    1,048,102
           653,398 Federal National Mortgage Association
                    5.500%, 04/01/33........................      676,496
         1,250,000 Federal National Mortgage Association
                    5.500%, 06/01/33........................    1,294,189
           540,000 Federal National Mortgage Association
                    5.500%, 07/01/33........................      559,090
         1,750,000 Federal National Mortgage Association
                    5.500%, TBA.............................    1,808,516
         1,950,000 Federal National Mortgage Association
                    4.500%, TBA.............................    1,987,594
           760,000 Federal National Mortgage Association
                    5.000%, TBA.............................      776,981
           800,000 Federal National Mortgage Association
                    5.500%, TBA.............................      830,750
         1,900,000 Federal National Mortgage Association
                    6.000%, TBA.............................    1,974,218
           694,208 Government National Mortgage Association
                    6.500%, 10/15/28........................      730,032
           315,000 Government National Mortgage Association.
                   5.000%, TBA..............................      321,300
           500,000 Student Loan Marketing Association
                    5.000%, 06/30/04........................      520,404
                                                             ------------
                                                               29,392,887
                                                             ------------

                   FINANCE & BANKING--2.6%
           485,000 AIG SunAmerica Global Financing II (144A)
                    7.600%, 06/15/05........................      539,123
           596,000 Boeing Capital Corp. 6.500%, 02/15/12....      672,123
           108,000 Cendant Corp. 6.875%, 08/15/06...........      120,803
            60,000 Cendant Corp. 6.250%, 01/15/08...........       66,397
           167,000 Countrywide Home Loans, Inc.
                    5.500%, 08/01/06........................      182,524
            35,000 Ford Motor Credit Co. 6.875%, 02/01/06...       37,121
           424,000 General Electric Capital Corp.
                    6.750%, 03/15/32........................      495,895
           500,000 General Motors Acceptance Corp.
                    5.360%, 07/27/04........................      514,115
           201,000 General Motors Acceptance Corp.
                    6.875%, 09/15/11........................      201,671
           121,000 General Motors Acceptance Corp.
                    8.000%, 11/01/31........................      118,721
           100,000 MidAmerican Funding, L.L.C. 6.927%,
                    03/01/29................................      113,916
           141,000 Popular North America, Inc. 4.250%,
                    04/01/08................................      146,735
           131,000 Prudential Funding Corp. (144A)
                    6.600%, 05/15/08........................      151,414

                See accompanying notes to financial statements.

                                    MSF-57

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
      --------------------------------------------------------------------

                  FINANCE & BANKING--(CONTINUED)
      $    24,000 SAFECO Corp. 4.875%, 02/01/10.............. $     25,373
          408,000 Simon Property Group, Inc.
                   6.750%, 02/09/04..........................      420,621
          308,000 TCI Communications Financing III
                   9.650%, 03/31/27..........................      366,520
                                                              ------------
                                                                 4,173,072
                                                              ------------

                  FINANCIAL SERVICES--0.9%
          355,000 Citigroup, Inc. 7.250%, 10/01/10...........      430,124
          502,000 Credit Suisse First Boston 4.625%, 01/15/08      536,073
          122,000 DBS Capital Funding Corp. (144A)
                   7.657%, 03/15/49..........................      144,823
          237,156 Mortgage Capital Funding, Inc.
                   6.337%, 11/18/31..........................      270,604
          146,000 SLM Corp. 5.375%, 01/15/13.................      157,692
                                                              ------------
                                                                 1,539,316
                                                              ------------

                  FOOD & BEVERAGES--0.2%
          290,000 Kellogg Co. 6.000%, 04/01/06...............      319,701
                                                              ------------

                  FOREST PRODUCTS & PAPER--0.2%
          166,000 MeadWestvaco Corp. 6.800%, 11/15/32........      181,528
          171,000 Weyerhaeuser Co. 6.750%, 03/15/12..........      194,120
                                                              ------------
                                                                   375,648
                                                              ------------

                  GAS & OIL--0.4%
          251,000 Devon Financing Corp. 6.875%, 09/30/11.....      294,432
          263,000 Kinder Morgan Energy Partners, L.P.
                   6.750%, 03/15/11..........................      305,825
           53,000 Kinder Morgan Energy Partners, L.P.
                   7.750%, 03/15/32..........................       66,829
                                                              ------------
                                                                   667,086
                                                              ------------

                  HOTELS & RESTAURANTS--0.1%
          132,000 MGM Mirage, Inc. 8.500%, 09/15/10..........      155,100
                                                              ------------

                  INDUSTRIAL MACHINERY--0.1%
          150,000 Kennametal, Inc. 7.200%, 06/15/12..........      164,166
                                                              ------------

                  INSURANCE--0.0%
           56,000 Travelers Property Casualty Corp.
                   6.375%, 03/15/33..........................       61,205
                                                              ------------

                  INVESTMENT BROKERAGE--0.5%
          450,000 Lehman Brothers Holdings, Inc.
                   7.750%, 01/15/05..........................      494,003
          255,000 Morgan Stanley 6.100%, 04/15/06............      280,728
                                                              ------------
                                                                   774,731
                                                              ------------

                  MEDIA--0.3%
           61,000 AOL Time Warner, Inc. 6.150%, 05/01/07.....       68,621
          150,000 Clear Channel Communications, Inc.
                   7.250%, 09/15/03..........................      151,503

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   MEDIA--(CONTINUED)
       $   242,000 Cox Communications, Inc.
                    7.750%, 11/01/10....................... $    296,016
            51,000 The Walt Disney Co. 6.750%, 03/30/06....       56,793
                                                            ------------
                                                                 572,933
                                                            ------------

                   RAILROADS & EQUIPMENT--0.2%
           255,000 Union Pacific Corp. 6.340%, 11/25/03....      259,434
                                                            ------------

                   REAL ESTATE--0.2%
           175,000 EOP Operating, L.P. 8.375%, 03/15/06....      200,649
           137,000 EOP Operating, L.P. 6.800%, 01/15/09....      157,672
                                                            ------------
                                                                 358,321
                                                            ------------

                   REAL ESTATE INVESTMENT TRUST--0.3%
           200,000 Boston Properties, Inc. 5.000%, 06/01/15      196,055
           325,000 Vornado Realty Trust 5.625%, 06/15/07...      348,717
                                                            ------------
                                                                 544,772
                                                            ------------

                   TELECOMMUNICATIONS--0.7%
            73,000 AT&T Wireless Services, Inc.
                    7.350%, 03/01/06.......................       81,916
            95,000 AT&T Wireless Services, Inc.
                    8.750%, 03/01/31.......................      117,426
            91,000 Citizens Communications Co.
                    8.500%, 05/15/06.......................      105,543
           245,000 Citizens Communications Co.
                    7.625%, 08/15/08.......................      291,009
            28,000 Sprint Capital Corp. 7.125%, 01/30/06...       30,644
           150,000 Sprint Capital Corp. 6.875%, 11/15/28...      150,485
           352,000 Verizon New York, Inc. 6.875%, 04/01/12.      414,362
                                                            ------------
                                                               1,191,385
                                                            ------------

                   U.S. TREASURY--6.5%
           625,000 United States Treasury Bonds
                    8.000%, 11/15/21.......................      905,444
         1,706,000 United States Treasury Bonds
                    6.250%, 08/15/23.......................    2,089,717
           542,000 United States Treasury Bonds
                    6.250%, 05/15/30.......................      674,748
           112,000 United States Treasury Bonds
                    5.375%, 02/15/31.......................      126,118
           878,000 United States Treasury Notes
                    1.625%, 03/31/05.......................      884,036
           325,000 United States Treasury Notes
                    1.250%, 05/31/05.......................      324,810
           982,000 United States Treasury Notes
                    5.750%, 11/15/05.......................    1,080,775
           315,000 United States Treasury Notes
                    3.500%, 11/15/06.......................      332,042
           586,000 United States Treasury Notes
                    4.375%, 05/15/07.......................      636,634
           246,000 United States Treasury Notes
                    3.250%, 08/15/07.......................      256,734

                See accompanying notes to financial statements.

                                    MSF-58

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                  U.S. TREASURY--(CONTINUED)
       $1,432,000 United States Treasury Notes
                   3.000%, 11/15/07........................ $  1,477,085
          496,009 United States Treasury Notes
                   4.250%, 01/15/10........................      583,740
          798,432 United States Treasury Notes
                   3.000%, 07/15/12........................      879,897
          333,000 United States Treasury Notes
                   3.875%, 02/15/13........................      342,665
                                                            ------------
                                                              10,594,445
                                                            ------------

                  YANKEE--0.8%
           52,000 Deutsche Telekom International Finance BV
                   8.750%, 06/15/30 (b)....................       66,253
          170,000 France Telecom S.A. 10.000%, 03/01/31 (d)      235,235
          350,000 Hydro Quebec 6.300%, 05/11/11............      411,785
          355,000 Republic of Italy 4.625%, 06/15/05.......      374,718
           95,000 State of Israel 4.625%, 06/15/13.........       93,190
           49,000 United Mexican States 11.375%, 09/15/16..       71,295
           56,000 United Mexican States 8.125%, 12/30/19...       63,840
                                                            ------------
                                                               1,316,316
                                                            ------------
                  Total Bonds & Notes
                   (Identified Cost $60,351,715)...........   62,866,173
                                                            ------------

PREFERRED STOCKS0.3%

                                                              VALUE
         SHARES                                              (NOTE 1)
       -----------------------------------------------------------------

                   COMPUTERS & BUSINESS EQUIPMENT--0.2%
             9,500 Motorola, Inc.......................... $    309,700
                                                           ------------

                   INSURANCE--0.1%
             8,900 The Chubb Corp.........................      231,845
                                                           ------------
                   Total Preferred Stocks
                    (Identified Cost $641,507)............      541,545
                                                           ------------

       SHORT TERM INVESTMENTS--9.0%
          FACE
         AMOUNT
       -----------------------------------------------------------------

                   DISCOUNT NOTES--9.0%
       $14,680,000 Federal Home Loan Bank 0.950%, 07/01/03   14,680,000
                                                           ------------
                   Total Short Term Investments
                    (Identified Cost $14,680,000).........   14,680,000
                                                           ------------
                   Total Investments--104.5% (a)
                    (Identified Cost $166,837,918) (a)....  170,893,886
                   Other assets less liabilities..........   (7,360,620)
                                                           ------------
                   TOTAL NET ASSETS--100%................. $163,533,266
                                                           ============

                See accompanying notes to financial statements.

                                    MSF-59

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................             $170,893,886
       Cash.....................................                  639,683
       Receivable for:
        Securities sold.........................                1,858,197
        Fund shares sold........................                  243,433
        Dividends and interest..................                  792,090
        Foreign taxes...........................                    3,279
                                                             ------------
         Total Assets...........................              174,430,568
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   161,413
        Securities purchased....................  10,540,727
        Withholding taxes.......................         522
       Accrued expenses :
        Management fees.........................      67,507
        Service and distribution fees...........       4,873
        Deferred trustees fees..................      66,987
        Other expenses..........................      55,273
                                                 -----------
         Total Liabilities......................               10,897,302
                                                             ------------
     NET ASSETS.................................             $163,533,266
                                                             ============
       Net assets consist of :
        Capital paid in.........................             $166,151,667
        Undistributed net investment income.....                1,846,511
        Accumulated net realized gains
         (losses)...............................               (8,521,497)
        Unrealized appreciation (depreciation)
         on investments and foreign currency....                4,056,585
                                                             ------------
     NET ASSETS.................................             $163,533,266
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($139,427,204 divided by
      1,093,624 shares outstanding).............             $     127.49
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($24,106,062 divided by 190,505
      shares outstanding).......................             $     126.54
                                                             ============
     Identified cost of investments.............             $166,837,918
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $  902,301 (a)
       Interest................................                1,454,363
                                                             -----------
                                                               2,356,664
     EXPENSES
       Management fees......................... $   358,209
       Service and distribution fees--Class B..      14,914
       Directors' fees and expenses............      10,557
       Custodian...............................      91,205
       Audit and tax services..................      11,150
       Legal...................................       2,012
       Printing................................      13,768
       Insurance...............................       1,695
       Miscellaneous...........................         753
                                                -----------
       Total expenses before reductions........     504,263
       Expense reductions......................      (2,442)     501,821
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                1,854,843
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................    (909,625)
       Foreign currency transactions--net......      (5,623)    (915,248)
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  10,423,346
       Foreign currency transactions--net......          75   10,423,421
                                                -----------  -----------
     Net gain (loss)...........................                9,508,173
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $11,363,016
                                                             ===========

(a)Net of foreign taxes of $6,689.

                See accompanying notes to financial statements.

                                    MSF-60

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS ENDED  YEAR ENDED
                                                                          JUNE 30,     DECEMBER 31,
                                                                            2003           2002
                                                                      ---------------- ------------
FROM OPERATIONS
  Net investment income..............................................   $  1,854,843   $  4,422,699
  Net realized gain (loss)...........................................       (915,248)    (6,511,572)
  Unrealized appreciation (depreciation).............................     10,423,421     (6,243,261)
                                                                        ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..................     11,363,016     (8,332,134)
                                                                        ------------   ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income.............................................
    Class A..........................................................     (1,922,002)    (5,014,016)
    Class B..........................................................       (150,380)             0
                                                                        ------------   ------------
                                                                          (2,072,382)    (5,014,016)
                                                                        ------------   ------------
   Net realized gain
    Class A..........................................................              0    (12,382,643)
                                                                        ------------   ------------
  TOTAL DISTRIBUTIONS................................................     (2,072,382)   (17,396,659)
                                                                        ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS.     13,982,396      8,273,208
                                                                        ------------   ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS............................     23,273,030    (17,455,585)

NET ASSETS
  Beginning of the period............................................    140,260,236    157,715,821
                                                                        ------------   ------------
  End of the period..................................................   $163,533,266   $140,260,236
                                                                        ============   ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period..................................................   $  1,846,511   $  2,064,050
                                                                        ============   ============

CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED           YEAR ENDED
                                                                    JUNE 30, 2003         DECEMBER 31, 2002
                                                               ----------------------  ----------------------
                                                                SHARES         $        SHARES         $
                                                               --------  ------------  --------  ------------
CLASS A
  Sales.......................................................  121,677  $ 14,724,545   223,239  $ 28,267,243
  Reinvestments...............................................   16,178     1,922,002   130,817    17,396,659
  Redemptions................................................. (154,904)  (18,634,030) (354,717)  (44,548,732)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................  (17,049) $ (1,987,483)     (661) $  1,115,170
                                                               ========  ============  ========  ============
CLASS B
  Sales.......................................................  136,979  $ 16,828,288    60,475  $  7,188,238
  Reinvestments...............................................    1,275       150,380         0             0
  Redemptions.................................................   (7,980)   (1,008,789)     (244)      (30,200)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................  130,274  $ 15,969,879    60,231  $  7,158,038
                                                               ========  ============  ========  ============
  Increase (decrease) derived from capital share transactions.  113,225  $ 13,982,396    59,570  $  8,273,208
                                                               ========  ============  ========  ============

                See accompanying notes to financial statements.

                                    MSF-61

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                   -----------------------
                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                     JUNE 30,    ---------
                                                                                       2003        2002
                                                                                   ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $ 119.83     $ 141.92
                                                                                    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................      1.62         3.89
  Net realized and unrealized gain (loss) on investments..........................      7.83       (10.18)
                                                                                    --------     --------
  Total from investment operations................................................      9.45        (6.29)
                                                                                    --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (1.79)       (4.47)
  Distributions from net realized capital gains...................................      0.00       (11.33)
                                                                                    --------     --------
  Total Distributions.............................................................     (1.79)      (15.80)
                                                                                    --------     --------
NET ASSET VALUE, END OF PERIOD....................................................  $ 127.49     $ 119.83
                                                                                    ========     ========
TOTAL RETURN (%)..................................................................       8.0 (b)     (5.4)
Ratio of operating expenses to average net assets before expense reductions (%)...      0.68 (c)     0.66
Ratio of operating expenses to average net assets after expense reductions (%) (d)      0.68 (c)       --
Ratio of net investment income to average net assets (%)..........................      2.61 (c)     2.98
Portfolio turnover rate (%).......................................................        74 (c)       91
Net assets, end of period (000)...................................................  $139,427     $133,092

                                                                                        CLASS A
                                                                                   ---------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------------
                                                                                     2001      2000      1999      1998
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 185.92  $ 196.82  $ 207.76  $ 189.85
                                                                                   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     4.60      6.49      6.98      6.56
  Net realized and unrealized gain (loss) on investments..........................   (11.61)   (12.98)    13.48     30.50
                                                                                   --------  --------  --------  --------
  Total from investment operations................................................    (7.01)    (6.49)    20.46     37.06
                                                                                   --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (6.60)     0.00     (6.83)    (6.51)
  Distributions from net realized capital gains...................................   (30.39)    (4.41)   (24.57)   (12.64)
                                                                                   --------  --------  --------  --------
  Total Distributions.............................................................   (36.99)    (4.41)   (31.40)   (19.15)
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $ 141.92  $ 185.92  $ 196.82  $ 207.76
                                                                                   ========  ========  ========  ========
TOTAL RETURN (%)..................................................................     (3.8)     (3.4)     10.0      19.7
Ratio of operating expenses to average net assets before expense reductions (%)...     0.63      0.58      0.58      0.58
Ratio of operating expenses to average net assets after expense reductions (%) (d)       --        --        --        --
Ratio of net investment income to average net assets (%)..........................     2.96      3.14      3.16      3.15
Portfolio turnover rate (%).......................................................      160        48        49        25
Net assets, end of period (000)................................................... $157,716  $181,270  $218,881  $213,639

                                                                                             CLASS B
                                                                                   -----------------------
                                                                                   SIX MONTHS   MAY 1, 2002(A)
                                                                                     ENDED         THROUGH
                                                                                    JUNE 30,     DECEMBER 31,
                                                                                      2003           2002
                                                                                   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $119.01        $129.24
                                                                                    -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     1.09           0.99
  Net realized and unrealized gain (loss) on investments..........................     8.16         (11.22)
                                                                                    -------        -------
  Total from investment operations................................................     9.25         (10.23)
                                                                                    -------        -------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (1.72)          0.00
  Distributions from net realized capital gains...................................     0.00           0.00
                                                                                    -------        -------
  Total Distributions.............................................................    (1.72)          0.00
                                                                                    -------        -------
NET ASSET VALUE, END OF PERIOD....................................................  $126.54        $119.01
                                                                                    =======        =======
TOTAL RETURN (%)..................................................................      7.9 (b)       (7.9)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.93 (c)       0.91 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.93 (c)         --
Ratio of net investment income to average net assets (%)..........................     2.38 (c)       2.75 (c)
Portfolio turnover rate (%).......................................................       74 (c)         91 (c)
Net assets, end of period (000)...................................................  $24,106        $ 7,168

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-62

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--60.9% OF TOTAL NET ASSETS

                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                    AEROSPACE & DEFENSE--1.2%
            267,000 The Boeing Co........................ $    9,163,440
            171,200 United Technologies Corp.............     12,126,096
                                                          --------------
                                                              21,289,536
                                                          --------------

                    APPAREL & TEXTILES--0.3%
            106,100 NIKE, Inc. (Class B).................      5,675,289
                                                          --------------

                    BANKS--3.2%
            201,200 Bank of America Corp.................     15,900,836
            101,100 Fifth Third Bancorp..................      5,797,074
            198,100 The Bank of New York Co., Inc........      5,695,375
            286,600 Wachovia Corp........................     11,452,536
            397,700 Wells Fargo & Co.....................     20,044,080
                                                          --------------
                                                              58,889,901
                                                          --------------

                    BIOTECHNOLOGY--0.6%
            177,500 Amgen, Inc. (b)......................     11,793,100
                                                          --------------

                    BUSINESS SERVICES--0.1%
            119,600 Cendant Corp. (b)....................      2,191,072
                                                          --------------

                    CHEMICALS--1.7%
            190,700 E. I. du Pont de Nemours & Co........      7,940,748
            285,500 Praxair, Inc.........................     17,158,550
            229,600 The Dow Chemical Co..................      7,108,416
                                                          --------------
                                                              32,207,714
                                                          --------------

                    COMPUTERS & BUSINESS EQUIPMENT--2.6%
                316 Anacomp, Inc. (b)....................              3
            525,600 Dell Computer Corp. (b)..............     16,798,176
            632,014 Hewlett-Packard Co...................     13,461,898
            210,400 International Business Machines Corp.     17,358,000
                                                          --------------
                                                              47,618,077
                                                          --------------

                    CONGLOMERATES--1.7%
          1,117,030 General Electric Co..................     32,036,421
                                                          --------------

                    COSMETICS & PERSONAL CARE--1.7%
             93,600 Avon Products, Inc...................      5,821,920
            282,000 The Procter & Gamble Co..............     25,148,760
                                                          --------------
                                                              30,970,680
                                                          --------------

                    DRUGS & HEALTH CARE--6.2%
            135,200 Abbott Laboratories..................      5,916,352
            184,500 Anthem, Inc. (b).....................     14,234,175
            191,500 AstraZeneca, Plc. (ADR)..............      7,807,455
            658,000 Caremark Rx, Inc. (b)................     16,897,440
             63,700 Forest Laboratories, Inc. (b)........      3,487,575
            381,600 Novartis AG (ADR) (c)................     15,191,496
            773,425 Pfizer, Inc..........................     26,412,464
            531,900 Wyeth................................     24,228,045
                                                          --------------
                                                             114,175,002
                                                          --------------

                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ----------------------------------------------------------------------

                 ELECTRONICS--0.5%
         477,900 Agilent Technologies, Inc. (b)............. $    9,342,945
                                                             --------------

                 FEDERAL AGENCIES--0.3%
          91,000 Federal Home Loan Mortgage Corp............      4,620,070
                                                             --------------

                 FINANCIAL SERVICES--2.4%
         412,100 American Express Co........................     17,229,901
         651,170 Citigroup, Inc.............................     27,870,076
                                                             --------------
                                                                 45,099,977
                                                             --------------

                 FOOD & BEVERAGES--0.9%
         300,200 The Coca-Cola Co...........................     13,932,282
          36,300 Whole Foods Market, Inc. (b)...............      1,725,339
                                                             --------------
                                                                 15,657,621
                                                             --------------

                 FOREST PRODUCTS & PAPER--1.2%
         403,200 International Paper Co.....................     14,406,336
         156,000 Weyerhaeuser Co............................      8,424,000
                                                             --------------
                                                                 22,830,336
                                                             --------------

                 GAS & OIL--5.4%
         341,100 BP, Plc. (ADR).............................     14,333,022
         375,000 Burlington Resources, Inc..................     20,276,250
         200,160 Devon Energy Corp..........................     10,688,544
         862,900 Exxon Mobil Corp...........................     30,986,739
         530,900 Halliburton Co.............................     12,210,700
         282,100 Nabors Industries, Ltd. (b)................     11,157,055
                                                             --------------
                                                                 99,652,310
                                                             --------------

                 HEALTH CARE--PRODUCTS--1.7%
         156,500 Becton, Dickinson & Co.....................      6,080,025
         325,700 Johnson & Johnson..........................     16,838,690
         163,700 Medtronic, Inc.............................      7,852,689
                                                             --------------
                                                                 30,771,404
                                                             --------------

                 HOTELS & RESTAURANTS--0.5%
         436,700 McDonald's Corp............................      9,633,602
                                                             --------------

                 HOUSEHOLD PRODUCTS--0.3%
         127,400 The Clorox Co..............................      5,433,610
                                                             --------------

                 INDUSTRIAL MACHINERY--0.4%
         154,000 Deere & Co.................................      7,037,800
                                                             --------------

                 INSURANCE--4.1%
         422,500 ACE, Ltd...................................     14,487,525
         337,600 American International Group, Inc..........     18,628,768
         268,700 Hartford Financial Services Group, Inc.....     13,531,732
         770,600 Travelers Property Casualty Corp. (Class A)     12,252,540
         568,669 Willis Group Holdings, Ltd. (b)............     17,486,572
                                                             --------------
                                                                 76,387,137
                                                             --------------

                See accompanying notes to financial statements.

                                    MSF-63

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
    -----------------------------------------------------------------------

                INTERNET--2.2%
        847,300 InterActiveCorp (b) (c)..................... $   33,527,661
        190,100 Yahoo!, Inc. (b) (c)........................      6,227,676
                                                             --------------
                                                                 39,755,337
                                                             --------------

                INVESTMENT BROKERAGE--1.7%
        169,400 Lehman Brothers Holdings, Inc...............     11,261,712
        274,000 Merrill Lynch & Co., Inc....................     12,790,320
        190,500 Morgan Stanley..............................      8,143,875
                                                             --------------
                                                                 32,195,907
                                                             --------------

                LEISURE--1.0%
        174,700 International Game Technology (b)...........     17,877,051
                                                             --------------

                MEDIA--4.1%
        729,000 AOL Time Warner, Inc. (b)...................     11,729,610
        725,100 Comcast Corp. (Special Class A) (b).........     20,904,633
      1,141,200 General Motors Corp. (Class H) (b)..........     14,618,772
        549,000 The News Corp., Ltd. (ADR) (b) (c)..........     16,618,230
        596,500 The Walt Disney Co..........................     11,780,875
                                                             --------------
                                                                 75,652,120
                                                             --------------

                MINING--0.9%
        484,290 Newmont Mining Corp.........................     15,720,053
                                                             --------------

                RETAIL--3.4%
        134,100 Lowe's Cos., Inc............................      5,759,595
        176,900 Staples, Inc. (b)...........................      3,246,115
        592,600 The Gap, Inc................................     11,117,176
        639,900 The Home Depot, Inc.........................     21,193,488
        401,700 Wal-Mart Stores, Inc........................     21,559,239
                                                             --------------
                                                                 62,875,613
                                                             --------------

                SEMICONDUCTORS--2.6%
      1,424,000 Intel Corp..................................     29,596,416
        405,100 National Semiconductor Corp. (b)............      7,988,572
        493,900 Taiwan Semiconductor Manufacturing Co., Ltd.
                 (ADR) (b) (c)..............................      4,978,512
        348,700 Teradyne, Inc. (b)..........................      6,035,997
                                                             --------------
                                                                 48,599,497
                                                             --------------

                SOFTWARE--3.0%
        282,400 BMC Software, Inc. (b)......................      4,611,592
      1,507,900 Microsoft Corp..............................     38,617,319
        427,100 SAP AG (ADR)................................     12,479,862
                                                             --------------
                                                                 55,708,773
                                                             --------------

                TELECOMMUNICATIONS--4.4%
        147,600 Amdocs, Ltd. (b)............................      3,542,400
        904,400 AT&T Wireless Services, Inc. (b)............      7,425,124
      1,092,800 Cisco Systems, Inc. (b).....................     18,238,832
        717,700 SBC Communications, Inc.....................     18,337,235
        468,800 Verizon Communications, Inc.................     18,494,160

                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ----------------------------------------------------------------------

                 TELECOMMUNICATIONS--(CONTINUED)
         820,600 Vodafone Group, Plc. (ADR) (c)............. $   16,124,790
                                                             --------------
                                                                 82,162,541
                                                             --------------

                 TOBACCO--0.5%
         209,300 Altria Group, Inc..........................      9,510,592
                                                             --------------

                 TRANSPORTATION--0.1%
          49,000 Expeditors International Washington, Inc...      1,697,360
                                                             --------------
                 Total Common Stocks
                  (Identified Cost $1,058,616,267)..........  1,125,068,448
                                                             --------------

     BONDS & NOTES--37.1%
        FACE
       AMOUNT
     ----------------------------------------------------------------------

                 ADVERTISING--0.1%
     $ 1,025,000 Lamar Media Corp. (144A)
                  7.250%, 01/01/13..........................      1,086,500
                                                             --------------

                 AEROSPACE & DEFENSE--0.3%
         525,000 BAE Systems Holdings, Inc. (144A)
                  6.400%, 12/15/11..........................        587,412
       1,100,000 L-3 Communications Holdings, Inc.
                  7.625%, 06/15/12..........................      1,210,000
         750,000 Lockheed Martin Corp. 8.500%, 12/01/29.....      1,019,395
       1,475,000 Raytheon Co. 8.200%, 03/01/06..............      1,701,795
       1,525,000 The Boeing Co. 8.750%, 08/15/21............      2,002,532
                                                             --------------
                                                                  6,521,134
                                                             --------------

                 AIRLINES--0.3%
         535,415 Continental Airlines, Inc.
                  6.703%, 06/15/21..........................        519,023
       1,633,574 Continental Airlines, Inc.
                  7.707%, 10/02/22..........................      1,606,178
       1,250,000 Delta Airlines, Inc. 7.570%, 11/18/10......      1,285,703
       1,675,000 Delta Airlines, Inc. 6.417%, 07/02/12......      1,812,191
                                                             --------------
                                                                  5,223,095
                                                             --------------

                 ASSET BACKED--1.3%
       1,925,000 Amortizing Residential Collateral Trust
                  2.135%, 06/25/32 (d)......................      1,886,385
       4,222,864 Amortizing Residential Collateral Trust
                  1.355%, 07/25/32 (d)......................      4,223,014
          92,473 Centex Home Equity Loan Trust
                  2.430%, 02/25/18 (d)......................         92,790
       2,900,000 Citibank Credit Card Issuance Trust
                  7.450%, 09/15/07..........................      3,208,052
          75,000 Countrywide Asset-Backed Certificates
                  2.180%, 12/25/31 (d)......................         73,430
         200,000 Distribution Financial Services Trust
                  5.670%, 01/17/17..........................        209,980
       1,425,000 Fleet Commercial Loan Master, L.L.C. (144A)
                  2.190%, 11/16/09 (d)......................      1,421,509

                See accompanying notes to financial statements.

                                    MSF-64

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ----------------------------------------------------------------------

                 ASSET BACKED--(CONTINUED)
     $   125,000 Ford Credit Auto Owner Trust
                  4.790%, 11/15/06.......................... $      130,621
       1,275,000 GE Business Loan Trust (144A)
                  2.328%, 04/15/31 (d)......................      1,275,000
       1,175,000 Healthcare Finance Group, Inc. (144A)
                  2.420%, 06/05/07 (d)......................      1,163,250
         550,000 Healthcare Finance Group, Inc. (144A)
                  2.608%, 06/05/07 (d)......................        549,852
         717,157 Hedged Mutual Fund Fee Trust (144A)
                  5.220%, 11/30/10..........................        717,157
          72,127 Long Beach Asset Holdings Corp. (144A)
                  8.350%, 03/25/32..........................         72,127
       3,325,000 MBNA Credit Card Master Note Trust
                  6.550%, 12/15/08..........................      3,625,526
       1,375,000 Option One Mortgage Loan Trust
                  2.970%, 07/25/33 (d)......................      1,398,203
       1,575,000 Residential Asset Securities Corp.
                  3.070%, 01/25/33 (d)......................      1,581,192
         230,889 Residential Asset Securities Corp.
                  5.751%, 03/25/27..........................        233,411
       1,425,000 Structured Asset Investment Loan Trust
                  2.985%, 04/25/33 (d)......................      1,425,000
          50,000 Structured Asset Investment Loan Trust
                  3.270%, 04/25/33 (d)......................         50,133
                                                             --------------
                                                                 23,336,632
                                                             --------------

                 AUTO PARTS--0.2%
         100,000 Briggs & Stratton Corp. 8.875%, 03/15/11...        115,500
       1,700,000 Dana Corp. 9.000%, 08/15/11 (c)............      1,840,250
       1,500,000 TRW Automotive, Inc. (144A)
                  9.375%, 02/15/13..........................      1,627,500
                                                             --------------
                                                                  3,583,250
                                                             --------------

                 AUTOMOBILES--0.3%
         750,000 AutoNation, Inc. 9.000%, 08/01/08..........        832,500
       1,350,000 DaimlerChrysler North America Holding Corp.
                  8.500%, 01/18/31..........................      1,590,117
       2,975,000 General Motors Corp. 8.250%, 07/15/23......      2,982,943
                                                             --------------
                                                                  5,405,560
                                                             --------------

                 BANKS--0.3%
       2,325,000 Bank of America Corp. 7.400%, 01/15/11.....      2,856,523
         700,000 First National Bank of Boston
                  7.375%, 09/15/06..........................        802,565
         975,000 Union Planters Bank 5.125%, 06/15/07.......      1,050,131
                                                             --------------
                                                                  4,709,219
                                                             --------------

                 BUILDING & CONSTRUCTION--0.2%
       1,700,000 Beazer Homes USA, Inc.
                  8.375%, 04/15/12..........................      1,882,750
       2,250,000 D.R. Horton, Inc. 8.500%, 04/15/12.........      2,531,250
                                                             --------------
                                                                  4,414,000
                                                             --------------

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                BUSINESS SERVICES--0.2%
    $ 1,725,000 Unisys Corp. 6.875%, 03/15/10............... $    1,794,000
      1,450,000 Waste Management, Inc.
                 6.875%, 05/15/09...........................      1,687,685
                                                             --------------
                                                                  3,481,685
                                                             --------------

                CHEMICALS--0.3%
      1,075,000 Equistar Chemical Funding
                 10.125%, 09/01/08 (c)......................      1,107,250
        750,000 FMC Corp. 10.250%, 11/01/09.................        843,750
        675,000 ISP Chemco, Inc. 10.250%, 07/01/11..........        762,750
      1,025,000 Lyondell Chemical Co. 9.625%, 05/01/07......      1,004,500
      1,325,000 Morton International, Inc.
                 9.650%, 06/01/20 (d).......................      1,839,586
                                                             --------------
                                                                  5,557,836
                                                             --------------

                COLLATERALIZED MORTGAGE OBLIGATIONS--3.8%
      2,898,653 Bear Stearns Commercial Mortgage Securities,
                 Inc. 6.080%, 02/15/35......................      3,216,438
      2,445,854 Bear Stearns Commercial Mortgage Securities,
                 Inc. 5.920%, 10/15/36......................      2,721,247
      2,601,640 Chase Commercial Mortgage Securities Corp.
                 6.025%, 11/18/30...........................      2,822,153
      4,575,000 Commercial Mortgage Acceptance Corp.
                 (144A) 6.230%, 07/15/31....................      3,973,792
      1,400,000 Countrywide Asset-Backed Certificates
                 2.678%, 03/25/33 (d).......................      1,402,625
      2,723,067 GGP Mall Properties Trust
                 5.558%, 11/15/11...........................      2,965,196
        116,693 IMPAC CMB Trust 1.780%, 03/25/33 (d)........        117,051
      1,178,438 IMPAC CMB Trust 3.070%, 08/25/33 (d)........      1,178,438
         59,786 IMPAC CMB Trust 3.520%, 06/25/32 (d)........         58,854
        175,000 J.P. Morgan Commercial Mortgage Finance
                 Corp. 6.658%, 10/15/35 (d).................        203,258
      6,869,000 J.P. Morgan Commercial Mortgage Finance
                 Corp. 7.238%, 09/15/29.....................      8,119,336
      2,209,970 J.P. Morgan Commercial Mortgage Finance
                 Corp. 6.180%, 10/15/35.....................      2,418,263
        130,031 LB Commercial Conduit Mortgage Trust
                 7.105%, 10/15/32...........................        143,719
      4,612,413 Lehman Brothers-UBS Commercial Mortgage
                 Trust (144A) 6.155%, 07/14/16..............      5,088,764
        636,248 Morgan Stanley Capital I, Inc.
                 6.190%, 03/15/30...........................        671,627
      1,024,662 Morgan Stanley Capital I, Inc.
                 6.340%, 07/15/30...........................      1,104,342
        225,000 Morgan Stanley Capital I, Inc.
                 6.630%, 07/15/30...........................        261,148
      2,857,238 Morgan Stanley Capital I, Inc.
                 5.910%, 11/15/31...........................      3,067,160
        175,000 Morgan Stanley Capital I, Inc.
                 7.000%, 02/15/33...........................        208,173
      4,405,145 NationsLink Funding Corp.
                 6.001%, 08/20/30 (d).......................      4,725,601
      5,800,000 NationsLink Funding Corp. (Class E)
                 7.105%, 08/20/30...........................      6,496,194

                See accompanying notes to financial statements.

                                    MSF-65

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


      FACE                                                        VALUE
     AMOUNT                                                      (NOTE 1)
   -------------------------------------------------------------------------

               COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
   $   150,000 Principal Residential Mortgage Capital (144A)
                4.550%, 12/20/04 (d)......................... $      157,870
       225,000 Principal Residential Mortgage Capital (144A)
                5.500%, 06/20/04.............................        232,131
     7,050,000 Residential Asset Securities Corp.
                4.988%, 02/25/27.............................      7,233,679
     3,170,000 Salomon Brothers Mortgage Securities VII, Inc.
                6.134%, 02/18/34 (d).........................      3,545,876
       100,000 Salomon Brothers Mortgage Securities VII, Inc.
                6.226%, 12/18/35 (d).........................        113,259
     1,644,881 Structured Asset Securities Corp.
                6.790%, 10/12/34.............................      1,708,861
     4,225,000 Washington Mutual, Inc.
                3.423%, 05/25/33 (d).........................      4,254,125
     2,700,000 Washington Mutual, Inc.
                3.695%, 06/25/33 (d).........................      2,745,863
                                                              --------------
                                                                  70,955,043
                                                              --------------

               COMPUTERS & BUSINESS EQUIPMENT--0.3%
     3,025,000 Hewlett-Packard Co. 3.625%, 03/15/08..........      3,104,530
     1,975,000 Seagate Technology HDD Holdings
                8.000%, 05/15/09.............................      2,137,938
                                                              --------------
                                                                   5,242,468
                                                              --------------

               CONGLOMERATES--0.2%
     3,750,000 General Electric Co. 5.000%, 02/01/13.........      3,960,964
       550,000 SPX Corp. 6.250%, 06/15/11....................        561,000
                                                              --------------
                                                                   4,521,964
                                                              --------------

               CONTAINERS & GLASS--0.1%
       675,000 Anchor Glass Container Corp. (144A)
                11.000%, 02/15/13............................        737,437
       350,000 Owens-Brockway Glass Containers (144A)
                7.750%, 05/15/11.............................        370,125
                                                              --------------
                                                                   1,107,562
                                                              --------------

               DRUGS & HEALTH CARE--0.1%
       300,000 AmerisourceBergen Corp.
                7.250%, 11/15/12.............................        325,500
     1,300,000 Tenet Healthcare Corp. 6.375%, 12/01/11.......      1,202,500
       750,000 UnitedHealth Group, Inc.
                7.500%, 11/15/05.............................        848,521
                                                              --------------
                                                                   2,376,521
                                                              --------------

               ELECTRIC UTILITIES--1.0%
     1,475,000 Consolidated Edison Co. of New York
                4.875%, 02/01/13.............................      1,555,181
     1,700,000 Dominion Resources, Inc.
                7.625%, 07/15/05.............................      1,890,817
     1,200,000 Dominion Resources, Inc.
                8.125%, 06/15/10.............................      1,487,035
     2,275,000 DTE Energy Co. 6.000%, 06/01/04...............      2,361,213
     1,825,000 Entergy Gulf States Inc. (144A)
                3.600%, 06/01/08.............................      1,814,015

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
      -------------------------------------------------------------------

                  ELECTRIC UTILITIES--(CONTINUED)
      $ 1,625,000 Exelon Corp. 6.750%, 05/01/11........... $    1,880,104
          675,000 Georgia Power Co. 5.125%, 11/15/12......        723,988
        2,850,000 KeySpan Corp. 7.625%, 11/15/10..........      3,497,249
          100,000 Ohio Power Co. 6.750%, 07/01/04.........        105,317
        2,000,000 Progress Energy, Inc. 7.100%, 03/01/11..      2,326,616
                                                           --------------
                                                               17,641,535
                                                           --------------

                  ELECTRICAL EQUIPMENT--0.1%
        1,875,000 Ametek, Inc. 7.200%, 07/15/08...........      2,043,544
          550,000 Thomas & Betts Corp. 7.250%, 06/01/13...        550,000
                                                           --------------
                                                                2,593,544
                                                           --------------

                  ELECTRONICS--0.0%
          700,000 PerkinElmer, Inc. (144A)
                   8.875%, 01/15/13.......................        759,500
                                                           --------------

                  ENVIRONMENTAL CONTROL--0.1%
           50,000 Allied Waste North America, Inc.
                   7.875%, 01/01/09.......................         52,313
        1,625,000 Allied Waste North America, Inc.
                   10.000%, 08/01/09 (c)..................      1,726,562
                                                           --------------
                                                                1,778,875
                                                           --------------

                  FEDERAL AGENCIES--11.9%
          104,284 Federal National Mortgage Association
                   7.250%, 09/01/07.......................        109,028
          524,358 Federal National Mortgage Association
                   7.000%, 12/01/07.......................        553,878
          243,449 Federal National Mortgage Association
                   8.000%, 06/01/08.......................        263,147
          302,122 Federal National Mortgage Association
                   8.500%, 02/01/09.......................        327,313
           10,538 Federal National Mortgage Association
                   9.000%, 04/01/16.......................         11,590
        3,525,000 Federal National Mortgage Association
                   5.000%, TBA............................      3,581,182
       34,550,000 Federal National Mortgage Association
                   5.500%, TBA............................     35,705,283
       24,200,000 Federal National Mortgage Association
                   6.500%, TBA............................     25,236,050
        3,425,000 Federal National Mortgage Association
                   4.500%, TBA............................      3,482,797
       22,700,000 Federal National Mortgage Association
                   5.000%, TBA............................     23,444,832
       17,400,000 Federal National Mortgage Association
                   5.500%, TBA............................     17,993,165
       51,425,000 Federal National Mortgage Association
                   6.000%, TBA............................     53,494,473
       26,175,000 Federal National Mortgage Association
                   7.000%, TBA............................     27,565,547
        3,475,000 Federal National Mortgage Association
                   7.500%, TBA............................      3,692,188
          488,013 Government National Mortgage Association
                   6.000%, 02/15/09.......................        514,915

                See accompanying notes to financial statements.

                                    MSF-66

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      --------------------------------------------------------------------

                  FEDERAL AGENCIES--(CONTINUED)
      $   119,351 Government National Mortgage Association
                   6.500%, 07/15/14........................ $      126,821
        2,625,290 Government National Mortgage Association
                   7.500%, 12/15/14........................      2,835,125
        3,649,038 Government National Mortgage Association
                   7.000%, 09/15/31........................      3,855,789
        2,623,242 Government National Mortgage Association
                   7.500%, 03/15/32........................      2,788,237
       10,850,000 Government National Mortgage Association
                   6.500%, TBA.............................     11,392,500
        3,600,000 Government National Mortgage Association
                   7.000%, TBA.............................      3,802,500
                                                            --------------
                                                               220,776,360
                                                            --------------

                  FINANCE & BANKING--3.1%
        2,250,000 AIG SunAmerica Global Financing IX (144A)
                   6.900%, 03/15/32........................      2,688,833
        1,750,000 CIT Group, Inc. 4.125%, 02/21/06.........      1,811,283
          100,000 Countrywide Home Loans, Inc.
                   7.260%, 05/10/04........................        105,030
        2,795,000 Countrywide Home Loans, Inc.
                   5.500%, 08/01/06........................      3,054,823
        1,425,000 Credit Suisse First Boston (USA), Inc.
                   5.750%, 04/15/07........................      1,583,140
        3,550,000 EOP Operating, L.P. 7.000%, 07/15/11.....      4,120,020
           75,000 ERAC USA Finance Co. (144A)
                   6.950%, 03/01/04........................         77,487
        2,500,000 ERAC USA Finance Co. (144A)
                   6.625%, 02/15/05........................      2,664,515
          525,000 ERAC USA Finance Co. (144A)
                   7.350%, 06/15/08........................        614,402
          800,000 FleetBoston Financial Corp.
                   7.250%, 09/15/05........................        892,791
        4,625,000 Ford Motor Credit Co. 6.875%, 02/01/06...      4,905,275
        3,125,000 Ford Motor Credit Co. 7.375%, 10/28/09...      3,275,975
        2,275,000 General Electric Capital Corp.
                   5.875%, 02/15/12........................      2,544,833
        3,575,000 General Motors Acceptance Corp.
                   6.125%, 09/15/06........................      3,763,771
        4,325,000 Household Finance Corp.
                   6.375%, 11/27/12........................      4,926,720
        1,650,000 International Lease Finance Corp.
                   4.375%, 12/15/05........................      1,718,269
        1,350,000 International Lease Finance Corp.
                   5.750%, 02/15/07 (c)....................      1,467,831
        2,665,000 John Hancock Global Funding (144A)
                   7.900%, 07/02/10........................      3,287,997
        1,425,000 Lehman Brothers Holdings, Inc.
                   6.250%, 05/15/06........................      1,592,030
        3,575,000 MBNA Corp. 5.625%, 11/30/07..............      3,864,128
        1,150,000 Merrill Lynch & Co., Inc.
                   3.700%, 04/21/08........................      1,187,530
          500,000 Merry Land & Investments, Inc.
                   7.250%, 06/15/05........................        546,114

        FACE                                                    VALUE
       AMOUNT                                                  (NOTE 1)
     ---------------------------------------------------------------------

                 FINANCE & BANKING--(CONTINUED)
     $ 1,550,000 Reed Elsevier Capital, Inc.
                  6.125%, 08/01/06......................... $    1,730,256
       2,450,000 Simon Property Group, L.P.
                  7.375%, 01/20/06.........................      2,751,928
       1,925,000 Union Pacific Corp. 5.840%, 05/25/04......      1,991,934
                                                            --------------
                                                                57,166,915
                                                            --------------

                 FINANCIAL SERVICES--0.3%
       4,175,000 Citigroup, Inc. 7.250%, 10/01/10..........      5,058,497
                                                            --------------

                 FOOD & BEVERAGES--0.4%
       2,650,000 Coca-Cola Enterprises, Inc.
                  5.250%, 05/15/07.........................      2,891,431
       2,450,000 Conagra, Inc. 7.500%, 09/15/05............      2,732,108
       1,900,000 Dean Foods Co. 8.150%, 08/01/07...........      2,109,000
                                                            --------------
                                                                 7,732,539
                                                            --------------

                 FOREST PRODUCTS & PAPER--0.4%
         600,000 Cascades, Inc. (144A) 7.250%, 02/15/13....        631,500
       1,400,000 Georgia-Pacific Corp. (144A)
                  8.875%, 02/01/10.........................      1,519,000
       1,000,000 International Paper Co. 5.850%, 10/30/12..      1,089,888
       3,425,000 Weyerhaeuser Co. 6.000%, 08/01/06.........      3,757,061
                                                            --------------
                                                                 6,997,449
                                                            --------------

                 GAS & OIL--0.4%
       1,400,000 Devon Energy Corp. 7.950%, 04/15/32.......      1,802,055
         925,000 Petronas Capital, Ltd. (144A)
                  7.000%, 05/22/12.........................      1,070,021
       1,175,000 Premex Project Funding Master Trust (144A)
                  7.375%, 12/15/14.........................      1,286,625
         600,000 The Premcor Refining Group, Inc.
                  9.250%, 02/01/10.........................        654,000
       1,275,000 Valero Energy Corp. 7.375%, 03/15/06......      1,414,012
       1,000,000 XTO Energy, Inc. 7.500%, 04/15/12.........      1,135,000
                                                            --------------
                                                                 7,361,713
                                                            --------------

                 GAS & PIPELINE UTILITIES--0.1%
       1,075,000 El Paso Production Holding Co. (144A)
                  7.750%, 06/01/13.........................      1,072,312
         575,000 Plains All American Pipeline, L.P.
                  7.750%, 10/15/12.........................        644,000
                                                            --------------
                                                                 1,716,312
                                                            --------------

                 HOTELS & RESTAURANTS--0.4%
       2,225,000 John Q Hammons Hotels, L.P.
                  8.875%, 05/15/12.........................      2,336,250
       1,625,000 MGM Mirage, Inc. 9.750%, 06/01/07.........      1,844,375
       1,700,000 Park Place Entertainment Corp.
                  7.875%, 03/15/10.........................      1,827,500
       1,575,000 Starwood Hotels & Resorts Worldwide, Inc.
                  7.875%, 05/01/12 (d).....................      1,724,625
                                                            --------------
                                                                 7,732,750
                                                            --------------

                See accompanying notes to financial statements.

                                    MSF-67

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       ------------------------------------------------------------------

                   INDUSTRIAL MACHINERY--0.0%
       $   625,000 Kennametal, Inc. 7.200%, 06/15/12...... $      684,027
           300,000 Terex Corp. 9.250%, 07/15/11...........        322,500
                                                           --------------
                                                                1,006,527
                                                           --------------

                   INSURANCE--0.2%
         1,700,000 Safeco Capital Trust I 8.072%, 07/15/37      1,968,265
         1,700,000 Safeco Corp. 4.200%, 02/01/08..........      1,754,715
                                                           --------------
                                                                3,722,980
                                                           --------------

                   INVESTMENT BROKERAGE--0.6%
         3,250,000 J.P. Morgan Chase & Co.
                    6.750%, 02/01/11......................      3,814,515
           950,000 Merrill Lynch & Co., Inc.
                    4.000%, 11/15/07......................        986,600
         3,025,000 Morgan Stanley 4.250%, 05/15/10........      3,113,605
         2,700,000 The Goldman Sachs Group, Inc.
                    6.875%, 01/15/11......................      3,185,860
                                                           --------------
                                                               11,100,580
                                                           --------------

                   MEDIA--1.0%
         1,875,000 AOL Time Warner, Inc. 6.875%, 05/01/12.      2,140,530
           675,000 Clear Channel Communications, Inc.
                    7.250%, 09/15/03......................        681,763
           975,000 Clear Channel Communications, Inc.
                    7.875%, 06/15/05......................      1,073,017
         1,275,000 Clear Channel Communications, Inc.
                    4.625%, 01/15/08......................      1,336,595
            50,000 Clear Channel Communications, Inc.
                    5.750%, 01/15/13......................         54,076
           475,000 Houghton Mifflin Co. (144A)
                    8.250%, 02/01/11......................        501,125
         2,650,000 News America, Inc. 6.625%, 01/09/08 (c)      3,020,248
         1,725,000 TCI Communications, Inc.
                    7.875%, 02/15/26......................      2,022,119
         2,100,000 The Walt Disney Co. 6.750%, 03/30/06...      2,338,543
         2,300,000 Thomson Corp. 5.750%, 02/01/08.........      2,583,885
           950,000 Time Warner Entertainment Co., L.P.
                    8.375%, 03/15/23......................      1,197,357
           775,000 Viacom, Inc. 7.700%, 07/30/10..........        959,371
                                                           --------------
                                                               17,908,629
                                                           --------------

                   METALS--0.0%
           450,000 Trimas Corp. 9.875%, 06/15/12..........        461,250
           175,000 Trimas Corp. (144A) 9.875%, 06/15/12...        179,375
                                                           --------------
                                                                  640,625
                                                           --------------

                   RAILROADS & EQUIPMENT--0.1%
            50,000 Norfolk Southern Corp. 7.350%, 05/15/07         58,262
         1,350,000 Norfolk Southern Corp. 9.000%, 03/01/21      1,764,265
                                                           --------------
                                                                1,822,527
                                                           --------------

                   REAL ESTATE--0.1%
         2,325,000 ERP Operating, L.P. 6.630%, 4/13/05 (d)      2,501,558
                                                           --------------

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       ------------------------------------------------------------------

                   REAL ESTATE INVESTMENT TRUST--0.3%
       $   900,000 Istar Financial, Inc. 7.000%, 03/15/08. $      942,080
         1,225,000 Pan Pacific Retail Properties, Inc.
                    6.125%, 01/15/13......................      1,284,706
           525,000 Senior Housing Properties Trust
                    8.625%, 01/15/12......................        559,125
         2,000,000 Vornado Realty Trust 5.625%, 06/15/07..      2,145,950
                                                           --------------
                                                                4,931,861
                                                           --------------

                   RETAIL--0.4%
           725,000 Dillard's, Inc. 6.875%, 06/01/05 (c)...        728,625
           800,000 Federated Department Stores, Inc.
                    7.000%, 02/15/28......................        905,512
         1,050,000 J.C. Penney Co., Inc. 8.000%, 03/01/10.      1,099,875
         1,700,000 Safeway, Inc. 3.625%, 11/05/03.........      1,705,940
         1,025,000 Saks, Inc. 8.250%, 11/15/08............      1,083,937
         1,375,000 The Kroger Co. 8.000%, 09/15/29........      1,710,133
                                                           --------------
                                                                7,234,022
                                                           --------------

                   TELECOMMUNICATIONS--1.0%
         3,175,000 AT&T Broadband Corp.
                    9.455%, 11/15/22......................      4,327,392
         1,225,000 AT&T Wireless Services, Inc.
                    8.125%, 05/01/12......................      1,475,947
         1,175,000 Citizens Communications Co.
                    8.500%, 05/15/06......................      1,362,778
         1,965,000 Cox Communications, Inc.
                    7.750%, 08/15/06......................      2,267,189
           975,000 Sprint Capital Corp. 7.125%, 01/30/06..      1,067,066
           600,000 Sprint Capital Corp. 7.625%, 01/30/11..        684,868
         1,070,000 Telecomunicaciones de Puerto Rico, Inc.
                    6.650%, 05/15/06......................      1,183,607
         1,025,000 Telecomunicaciones de Puerto Rico, Inc.
                    6.800%, 05/15/09......................      1,168,636
           925,000 Telus Corp. 7.500%, 06/01/07...........      1,031,375
         2,925,000 Verizon Global Funding Corp.
                    6.125%, 06/15/07 (c)..................      3,292,652
                                                           --------------
                                                               17,861,510
                                                           --------------

                   U.S. TREASURY--5.0%
         7,300,000 United States Treasury Bond Strips
                    Zero Coupon, 08/15/25.................      2,427,184
        10,875,000 United States Treasury Bonds
                    7.250%, 05/15/16 (c)..................     14,462,902
         2,600,000 United States Treasury Bonds
                    8.875%, 02/15/19 (c)..................      3,981,858
         4,625,000 United States Treasury Bonds
                    6.250%, 08/15/23 (c)..................      5,665,264
           500,000 United States Treasury Bonds
                    6.750%, 08/15/26 (c)..................        651,543
        15,600,000 United States Treasury Bonds
                    5.250%, 11/15/28 (c)..................     16,981,458
        11,300,000 United States Treasury Bonds
                    6.250%, 05/15/30 (c)..................     14,067,619
        18,450,000 United States Treasury Notes
                    7.000%, 07/15/06 (c) (c)..............     21,324,160

                See accompanying notes to financial statements.

                                    MSF-68

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
      --------------------------------------------------------------------

                  U.S. TREASURY--(CONTINUED)
      $ 8,000,000 United States Treasury Notes
                   5.625%, 05/15/08 (c).................... $    9,171,248
        2,550,000 United States Treasury Notes
                   5.000%, 08/15/11 (c)....................      2,860,383
                                                            --------------
                                                                91,593,619
                                                            --------------

                  YANKEE--2.2%
        1,275,000 British Telecommunications, Plc.
                   8.875%, 12/15/30........................      1,739,822
        1,425,000 Burlington Resources Finance Co.
                   7.400%, 12/01/31........................      1,782,769
        1,200,000 Conoco Funding Co. 6.350%, 10/15/11......      1,401,691
          700,000 Crown European Holdings, S.A. (144A)
                   9.500%, 03/01/11........................        756,000
        1,325,000 Deutsche Telekom International Finance BV
                   9.250%, 06/01/32........................      1,831,361
        1,631,618 Federal Republic of Brazil
                   0/8.000%, 04/15/14 (c)(d)...............      1,423,587
        1,225,000 Flextronics International, Ltd.
                   9.875%, 07/01/10 (c)....................      1,341,375
          925,000 France Telecom S.A.
                   9.250%, 03/01/11 (d)....................      1,164,173
          350,000 France Telecom S.A.
                   10.000%, 03/01/31 (d)...................        484,307
          725,000 Government of Ukraine (144A)
                   7.650%, 06/11/13........................        720,926
        1,000,000 Granite Mortgages, Plc.
                   2.779%, 01/20/43 (d)....................      1,000,000
        1,250,000 Granite Mortgages, Plc.
                   2.579%, 01/20/43 (d)....................      1,239,137
          100,000 Granite Mortgages, Plc.
                   2.629%, 4/20/42 (d).....................         99,094
           50,000 Holmes Financing, Plc.
                   2.090%, 07/15/40 (d)....................         50,000
        1,125,000 JSG Funding, Plc. 9.625%, 10/01/12.......      1,243,125
          100,000 Luscar Coal, Ltd. 9.750%, 10/15/11.......        114,250
        1,800,000 National Republic of Bulgaria
                   2.188%, 07/28/11 (d)....................      1,705,500
          400,000 People's Republic of China
                   7.300%, 12/15/08........................        484,670
          975,000 Petroleos Mexicanos 6.500%, 02/01/05.....      1,035,937
        1,550,000 Republic of Bulgaria (144A)
                   8.250%, 01/15/15........................      1,829,000
        1,975,000 Republic of Chile 5.625%, 07/23/07.......      2,141,295
        1,225,000 Republic of Colombia 10.000%, 01/23/12...      1,372,000
        1,176,000 Republic of Peru 5.000%, 03/07/17 (d)....        970,200
        1,000,000 Republic of Philippines 8.375%, 03/12/09.      1,065,000
        2,725,000 Republic of South Africa
                   9.125%, 05/19/09........................      3,379,000
          925,000 Republic of Turkey 11.000%, 01/14/13.....        933,094
        1,300,000 Republic of Uruguay 7.500%, 03/15/15.....      1,014,000
          650,000 Rhodia S.A. (144A) 7.625%, 06/01/10......        687,375
          850,000 Russian Federation
                   0/5.000%, 03/31/30 (e)..................        826,625

          FACE                                                VALUE
         AMOUNT                                              (NOTE 1)
       ------------------------------------------------------------------

                   YANKEE--(CONTINUED)
       $ 1,125,000 Socialist Republic of Vietnam
                    0/3.500%, 03/01/04 (e)............... $      772,404
         1,650,000 Tyco International Group S.A.
                    6.375%, 02/15/06.....................      1,720,125
         2,400,000 United Mexican States 6.375%, 01/16/13      2,544,000
         1,175,000 Vodafone Airtouch, Plc.
                    7.750%, 02/15/10.....................      1,445,756
                                                          --------------
                                                              40,317,598
                                                          --------------
                   Total Bonds & Notes
                    (Identified Cost $659,630,189).......    685,480,494
                                                          --------------

       WARRANTS--0.0%
         SHARES
       ------------------------------------------------------------------

                   COMPUTERS & BUSINESS EQUIPMENT--0.0%
                 1 Anacomp, Inc. (Class B) (b)...........              0
                                                          --------------
                   Total Warrants
                    (Identified Cost $33,141)............              0
                                                          --------------

       SHORT TERM INVESTMENTS--13.3%
          FACE
         AMOUNT
       ------------------------------------------------------------------

                   COMMERCIAL PAPER--13.3%
       $45,414,000 AIG Funding, Inc. 1.010%, 07/17/03.... $   45,393,614
        31,037,000 American Express Credit Corp.
                    1.230%, 07/02/03.....................     31,035,939
        37,364,000 American Express Credit Corp.
                    1.000%, 08/13/03.....................     37,319,371
        20,000,000 Bankamerica Corp. 1.130%, 07/14/03....     19,991,839
        12,114,000 Citicorp 1.030%, 07/03/03.............     12,113,307
        30,000,000 E.I. Du Pont de Nemours
                    1.200%, 07/11/03.....................     29,990,000
        17,016,000 E.I. Du Pont de Nemours
                    0.920%, 08/08/03.....................     16,999,476
         3,981,000 Merck & Co., Inc. 0.950%, 07/07/03....      3,980,370
        23,619,000 Morgan Stanley 1.230%, 07/11/03.......     23,610,930
        25,000,000 Morgan Stanley 1.030%, 07/22/03.......     24,984,979
                                                          --------------
                                                             245,419,825
                                                          --------------
                   Total Short Term Investments
                    (Identified Cost $245,419,825).......    245,419,825
                                                          --------------
                   Total Investments--111.3%
                    (Identified Cost $1,963,699,422) (a).  2,055,968,767
                   Other assets less liabilities.........   (208,458,314)
                                                          --------------
                   TOTAL NET ASSETS--100%................ $1,847,510,453
                                                          ==============

                See accompanying notes to financial statements.

                                    MSF-69

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

FUTURES CONTRACTS


                                                 EXPIRATION NUMBER OF  CONTRACT   VALUATION AS OF  UNREALIZED
                                                    DATE    CONTRACTS   AMOUNT      06/30/2003    APPRECIATION
                                                 ---------- --------- ----------- --------------- ------------
LONG
----
US Treasury Notes 2 Year Futures................ 09/29/2003     45    $ 9,718,808   $ 9,733,359     $ 14,551
SHORT
-----
US Treasury Notes 5 Year Futures................ 09/19/2003    428     49,523,838    49,273,500      250,338
US Treasury Notes 10 Year Futures............... 09/19/2003     96     11,371,831    11,274,000       97,831
                                                                                                    --------
Net Unrealized Appreciation on Futures Contracts                                                    $362,720
                                                                                                    ========

                See accompanying notes to financial statements.

                                    MSF-70

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value..................              $2,055,968,767
       Cash..................................                      46,260
       Collateral for securities loaned......                  77,302,034
       Receivable for:
        Securities sold......................                  18,560,525
        Fund shares sold.....................                     199,625
        Dividends and interest...............                   7,737,111
        Foreign taxes........................                      41,882
                                                           --------------
         Total Assets........................               2,159,856,204
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $    901,683
        Securities purchased.................  233,013,398
        Withholding taxes....................       15,542
        Futures variation margin.............      139,844
        Return of collateral for securities
         loaned..............................   77,302,034
       Accrued expenses:
        Management fees......................      674,785
        Service and distribution fees........        2,919
        Other expenses.......................      295,546
                                              ------------
         Total Liabilities...................                 312,345,751
                                                           --------------
     NET ASSETS..............................              $1,847,510,453
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $2,164,766,320
        Undistributed net investment
         income..............................                   5,336,032
        Accumulated net realized gains
         (losses)............................                (415,223,964)
        Unrealized appreciation
         (depreciation) on investments and
         futures contracts...................                  92,632,065
                                                           --------------
     NET ASSETS..............................              $1,847,510,453
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($1,821,985,629 divided by
      132,184,103 shares outstanding)........              $        13.78
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($25,524,824 divided by
      1,853,616 shares outstanding)..........              $        13.77
                                                           ==============
     Identified cost of investments..........              $1,963,699,422
                                                           ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $  6,782,249(a)
      Interest................................                 16,069,712(b)
                                                             ------------
                                                               22,851,961
    EXPENSES
      Management fees......................... $  3,800,215
      Service and distribution fees--Class E..       12,559
      Directors' fees and expenses............       11,321
      Custodian...............................      193,785
      Audit and tax services..................       11,150
      Legal...................................       54,181
      Printing................................      292,538
      Insurance...............................       26,536
      Miscellaneous...........................        1,242
                                               ------------
      Total expenses before reductions........    4,403,527
      Expense reductions......................      (70,510)    4,333,017
                                               ------------  ------------
    NET INVESTMENT INCOME.....................                 18,518,944
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (21,418,189)
      Futures contracts--net..................   (2,677,439)  (24,095,628)
                                               ------------  ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  167,325,349
      Futures contracts--net..................    1,822,615   169,147,964
                                               ------------  ------------
    Net gain (loss)...........................                145,052,336
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $163,571,280
                                                             ============

(a)Net of foreign taxes of $107,404.
(b)Includes income on securities loaned of $47,664.

                See accompanying notes to financial statements.

                                    MSF-71

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                        SIX MONTH
                                                                          ENDED        YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2003            2002
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   18,518,944  $   53,378,485
  Net realized gain (loss)..........................................    (24,095,628)   (263,315,350)
  Unrealized appreciation (depreciation)............................    169,147,964    (106,840,083)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    163,571,280    (316,776,948)
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (66,525,086)    (48,581,259)
    Class E.........................................................       (676,434)        (41,450)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (67,201,520)    (48,622,709)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     50,738,019    (279,283,294)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    147,107,779    (644,682,951)

NET ASSETS
  Beginning of the period...........................................  1,700,402,674   2,345,085,625
                                                                     --------------  --------------
  End of the period................................................. $1,847,510,453  $1,700,402,674
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    5,336,032  $   54,018,608
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003             DECEMBER 31, 2002
                                                               -------------------------  --------------------------
                                                                 SHARES          $           SHARES          $
                                                               ----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................    887,021  $  11,922,410    2,641,237  $  36,644,710
  Share issued through acquisition............................  5,044,622     65,515,637            0              0
  Reinvestments...............................................  5,141,042     66,525,086    3,289,185     48,581,259
  Redemptions................................................. (8,068,644)  (106,256,654) (27,906,496)  (376,501,986)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................  3,004,041  $  37,706,479  (21,976,074) $(291,276,017)
                                                               ==========  =============  ===========  =============
CLASS E
  Sales.......................................................  1,025,967  $  13,737,716    1,059,647  $  14,468,067
  Reinvestments...............................................     52,315        676,434        2,806         41,450
  Redemptions.................................................   (104,354)    (1,382,610)    (184,167)    (2,516,794)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................    973,928  $  13,031,540      878,286  $  11,992,723
                                                               ==========  =============  ===========  =============
  Increase (decrease) derived from capital share transactions.  3,977,969  $  50,738,019  (21,097,788) $(279,283,294)
                                                               ==========  =============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-72

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                  CLASS A
                                                                 -------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                                   JUNE 30,    -----------------------------------------------
                                                                     2003         2002        2001        2000        1999
                                                                 ----------    ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $    13.07    $    15.51  $    18.38  $    18.27  $    18.39
                                                                 ----------    ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       0.16          0.42        0.49        0.62        0.59
  Net realized and unrealized gain (loss) on investments........       1.09         (2.53)      (1.62)      (0.43)       0.96
                                                                 ----------    ----------  ----------  ----------  ----------
  Total from investment operations..............................       1.25         (2.11)      (1.13)       0.19        1.55
                                                                 ----------    ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income......................      (0.54)        (0.33)      (0.78)       0.00       (0.60)
  Distributions from net realized capital gains.................       0.00          0.00       (0.96)      (0.08)      (1.07)
                                                                 ----------    ----------  ----------  ----------  ----------
  Total distributions...........................................      (0.54)        (0.33)      (1.74)      (0.08)      (1.67)
                                                                 ----------    ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD.................................. $    13.78    $    13.07  $    15.51  $    18.38  $    18.27
                                                                 ==========    ==========  ==========  ==========  ==========
TOTAL RETURN (%)................................................      9.8  (b)      (13.9)       (6.3)        1.0         8.7
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................     0.51  (c)       0.49        0.49        0.46        0.45
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................     0.50  (c)       0.48        0.47        0.46          --
Ratio of net investment income to average net assets (%)........     2.16  (c)       2.68        2.73        3.26        3.08
Portfolio turnover rate (%).....................................      197  (c)        112         131         131         124
Net assets, end of period (000)................................. $1,821,986    $1,688,913  $2,345,064  $2,756,922  $2,874,412

                                                                 -----------


                                                                 -----------
                                                                    1998
                                                                 ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $    16.98
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       0.60
  Net realized and unrealized gain (loss) on investments........       2.70
                                                                 ----------
  Total from investment operations..............................       3.30
                                                                 ----------
LESS DISTRIBUTIONS
  Distributions from net investment income......................      (0.57)
  Distributions from net realized capital gains.................      (1.32)
                                                                 ----------
  Total distributions...........................................      (1.89)
                                                                 ----------
NET ASSET VALUE, END OF PERIOD.................................. $    18.39
                                                                 ==========
TOTAL RETURN (%)................................................       19.6
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       0.48
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................         --
Ratio of net investment income to average net assets (%)........       3.39
Portfolio turnover rate (%).....................................        106
Net assets, end of period (000)................................. $2,656,987

                                                                                                     CLASS E
                                                                                   ----------------------------------------
                                                                                                                 MAY 1, 2001(A)
                                                                                   SIX MONTHS ENDED  YEAR ENDED     THROUGH
                                                                                       JUNE 30,     DECEMBER 31,  DECEMBER 31,
                                                                                         2003           2002          2001
                                                                                   ---------------- ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................     $ 13.06        $ 15.51        $16.18
                                                                                       -------        -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................        0.20           0.40          0.01
  Net realized and unrealized gain (loss) on investments..........................        1.04          (2.52)        (0.68)
                                                                                       -------        -------        ------
  Total from investment operations................................................        1.24          (2.12)        (0.67)
                                                                                       -------        -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................       (0.53)         (0.33)         0.00
  Distributions from net realized capital gains...................................        0.00           0.00          0.00
                                                                                       -------        -------        ------
  Total distributions.............................................................       (0.53)         (0.33)         0.00
                                                                                       -------        -------        ------
NET ASSET VALUE, END OF PERIOD....................................................     $ 13.77        $ 13.06        $15.51
                                                                                       =======        =======        ======
TOTAL RETURN (%)..................................................................         9.7 (b)      (13.9)         (4.1)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...        0.66 (c)       0.64          0.64 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)        0.65 (c)       0.63          0.62 (c)
Ratio of net investment income to average net assets (%)..........................        1.97 (c)       2.53          2.58 (c)
Portfolio turnover rate (%).......................................................         197 (c)        112           131 (c)
Net assets, end of period (000)...................................................     $25,525        $11,490        $   22

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-73

METROPOLITAN SERIES FUND, INC.

 ALGER EQUITY GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--99.1% OF TOTAL NET ASSETS


                                                               VALUE
        SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

                 BANKS--2.0%
         372,900 Mellon Financial Corp..................... $ 10,347,975
                                                            ------------

                 BIOTECHNOLOGY--3.4%
         163,790 Amgen, Inc. (b)...........................   10,882,208
         109,550 Genzyme Corp.--General Division (b).......    4,579,190
          66,900 IDEC Pharmaceuticals Corp. (b)............    2,274,600
                                                            ------------
                                                              17,735,998
                                                            ------------

                 BUSINESS SERVICES--1.0%
         339,050 Concord EFS, Inc. (b).....................    4,990,816
                                                            ------------

                 COMPUTERS & BUSINESS EQUIPMENT--5.7%
         385,125 Dell Computer Corp. (b)...................   12,308,595
         499,900 EMC Corp. (b).............................    5,233,953
         829,400 Sun Microsystems, Inc. (b)................    3,815,240
         130,650 Synopsys, Inc. (b)........................    8,080,702
                                                            ------------
                                                              29,438,490
                                                            ------------

                 CONGLOMERATES--5.1%
         434,400 General Electric Co.......................   12,458,592
         743,700 Tyco International, Ltd...................   14,115,426
                                                            ------------
                                                              26,574,018
                                                            ------------

                 DRUGS & HEALTH CARE--20.4%
         317,925 Abbott Laboratories.......................   13,912,398
         169,100 Aetna, Inc................................   10,179,820
         123,000 Alcon, Inc................................    5,621,100
          88,850 AstraZeneca, Plc. (ADR)...................    3,622,415
          63,400 Barr Laboratories, Inc. (b)...............    4,152,700
         467,850 Bristol-Myers Squibb Co...................   12,702,127
         127,250 Genentech, Inc............................    9,177,270
          66,000 Gilead Sciences, Inc. (b).................    3,668,280
         170,600 Merck & Co., Inc..........................   10,329,830
         313,230 Pfizer, Inc...............................   10,696,804
          48,300 Teva Pharmaceutical Industries, Ltd. (ADR)    2,749,719
         180,100 UnitedHealth Group, Inc...................    9,050,025
         222,280 Wyeth.....................................   10,124,854
                                                            ------------
                                                             105,987,342
                                                            ------------

                 FINANCIAL SERVICES--4.6%
          92,100 Affiliated Managers Group, Inc. (b).......    5,613,495
         308,675 Citigroup, Inc............................   13,211,290
          69,000 Countrywide Financial Corp................    4,800,330
                                                            ------------
                                                              23,625,115
                                                            ------------

                 GAS & OIL--3.1%
          95,750 BJ Services Co. (b).......................    3,577,220
         235,850 Devon Energy Corp.........................   12,594,390
                                                            ------------
                                                              16,171,610
                                                            ------------

                 HEALTH CARE-PRODUCTS--6.1%
         235,060 Boston Scientific Corp. (b)...............   14,362,166
         289,150 Johnson & Johnson.........................   14,949,055

                                                                VALUE
       SHARES                                                  (NOTE 1)
      -------------------------------------------------------------------

                HEALTH CARE-PRODUCTS--(CONTINUED)
         48,800 Zimmer Holdings, Inc. (b)................... $  2,198,440
                                                             ------------
                                                               31,509,661
                                                             ------------

                INSURANCE--3.4%
        182,925 American International Group, Inc...........   10,093,802
        481,200 Travelers Property Casualty Corp. (Class A).    7,651,080
                                                             ------------
                                                               17,744,882
                                                             ------------

                INTERNET--5.8%
        126,300 eBay, Inc. (b)..............................   13,157,934
        155,000 InterActiveCorp (b).........................    6,133,350
        169,200 Netflix Common, Inc.........................    4,323,060
        189,350 Yahoo!, Inc. (b)............................    6,203,106
                                                             ------------
                                                               29,817,450
                                                             ------------

                MEDIA--5.2%
        598,800 General Motors Corp. (Class H) (b)..........    7,670,628
        392,600 The Walt Disney Co..........................    7,753,850
        266,125 Viacom, Inc. (Class B) (b)..................   11,619,017
                                                             ------------
                                                               27,043,495
                                                             ------------

                RETAIL--10.1%
        146,850 Amazon Common, Inc..........................    5,358,557
        244,150 Best Buy Co., Inc. (b)......................   10,723,068
        701,000 The Gap, Inc................................   13,150,760
        315,650 The Home Depot, Inc.........................   10,454,328
        235,850 Wal-Mart Stores, Inc........................   12,658,069
                                                             ------------
                                                               52,344,782
                                                             ------------

                SEMICONDUCTORS--5.9%
        163,800 Altera Corp.................................    2,686,320
         79,400 Analog Devices, Inc. (b)....................    2,764,708
        660,400 Intel Corp..................................   13,725,754
         56,100 KLA-Tencor Corp. (b)........................    2,608,089
         71,450 Linear Technology Corp......................    2,301,404
        644,645 Taiwan Semiconductor Manufacturing Co., Ltd.
                 (ADR) (b)..................................    6,498,022
                                                             ------------
                                                               30,584,297
                                                             ------------

                SOFTWARE--7.7%
        809,000 Microsoft Corp..............................   20,718,490
        703,300 Oracle Corp. (b)............................    8,453,666
        156,000 PeopleSoft, Inc. (b)........................    2,744,040
        279,700 VERITAS Software Corp. (b)..................    8,018,999
                                                             ------------
                                                               39,935,195
                                                             ------------

                TELECOMMUNICATIONS--8.1%
        963,450 Cisco Systems, Inc. (b).....................   16,079,980
      2,809,600 Lucent Technologies, Inc....................    5,703,488
        604,325 Nokia Corp. (ADR)...........................    9,929,060
        511,350 Vodafone Group, Plc. (ADR)..................   10,048,028
                                                             ------------
                                                               41,760,556
                                                             ------------

                See accompanying notes to financial statements.

                                    MSF-74

METROPOLITAN SERIES FUND, INC.

 ALGER EQUITY GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
           ---------------------------------------------------------

                  TRANSPORTATION--1.0%
           81,500 United Parcel Service, Inc. (Class B) $  5,191,550
                                                        ------------

                  TRUCKING & FREIGHT FORWARDING--0.5%
           43,000 FedEx Corp...........................    2,667,290
                                                        ------------
                  Total Common Stocks
                   (Identified Cost $450,797,510)......  513,470,522
                                                        ------------

Short Term Investments--1.0%

                                                                 VALUE
     SHARES                                                     (NOTE 1)
    -----------------------------------------------------------------------

              MONEY MARKET FUNDS--1.0%
    5,387,840 State Street Global Advisor's Money Market Fund $  5,387,840
                                                              ------------
              Total Short Term Investments
               (Identified Cost $5,387,840)..................    5,387,840
                                                              ------------
              Total Investments--100.1%
               (Identified Cost $456,185,350) (a)............  518,858,362
              Other assets less liabilities..................     (515,531)
                                                              ------------
              TOTAL NET ASSETS--100%......................... $518,342,831
                                                              ============

                See accompanying notes to financial statements.

                                    MSF-75

METROPOLITAN SERIES FUND, INC.

 ALGER EQUITY GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value......................            $ 518,858,362
       Cash......................................                        1
       Receivable for:
        Fund shares sold.........................                  843,992
        Dividends and interest...................                  285,107
        Foreign taxes............................                   12,513
                                                             -------------
         Total Assets............................              519,999,975
     LIABILITIES
       Payable for:
        Fund shares redeemed..................... $1,222,861
        Withholding taxes........................     10,796
       Accrued expenses:
        Management fees..........................    322,847
        Service and distribution fees............      2,885
        Deferred trustees fees...................     23,303
        Other expenses...........................     74,452
                                                  ----------
         Total Liabilities.......................                1,657,144
                                                             -------------
     NET ASSETS..................................            $ 518,342,831
                                                             =============
       Net assets consist of:
        Capital paid in..........................            $ 821,210,352
        Overdistributed net investment income....                   (8,941)
        Accumulated net realized gains (losses)..             (365,531,592)
        Unrealized appreciation (depreciation)
         on investments and foreign currency.....               62,673,012
                                                             -------------
     NET ASSETS..................................            $ 518,342,831
                                                             =============
     Computation of offering price:
     CLASS A
     per share ($494,385,021 divided by
      30,569,427 shares outstanding).............            $       16.17
                                                             =============
     CLASS B
     Net asset value and redemption price per
      share ($9,411 divided by 590 shares
      outstanding)...............................            $       15.95
                                                             =============
     CLASS E
     Net asset value and redemption price per
      share ($23,948,399 divided by 1,490,340
      shares outstanding)........................            $       16.07
                                                             =============
     Identified cost of investments..............            $ 456,185,350
                                                             =============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................            $ 1,891,338(a)
        Interest................................                 49,000
                                                            -----------
                                                              1,940,338
      EXPENSES
        Management fees......................... $1,765,575
        Service and distribution fees--Class B..          6
        Service and distribution fees--Class E..     13,814
        Directors' fees and expenses............     12,922
        Custodian...............................     51,209
        Audit and tax services..................     11,150
        Legal...................................      6,691
        Printing................................     43,930
        Insurance...............................      6,580
        Miscellaneous...........................        751
                                                 ----------
        Total expenses..........................              1,912,628
                                                            -----------
      NET INVESTMENT INCOME.....................                 27,710
                                                            -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................              9,828,141
      Unrealized appreciation (depreciation) on:
        Investments--net........................             64,625,200
                                                            -----------
      Net gain (loss)...........................             74,453,341
                                                            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $74,481,051
                                                            ===========

(a)Net of foreign taxes of $50,665.

                See accompanying notes to financial statements.

                                    MSF-76

METROPOLITAN SERIES FUND, INC.

 ALGER EQUITY GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED        YEAR ENDED
                                                                       JUNE 30,     DECEMBER 31,
                                                                         2003           2002
                                                                     ------------  -------------
FROM OPERATIONS
  Net investment income............................................. $     27,710  $     264,453
  Net realized gain (loss)..........................................    9,828,141   (216,658,628)
  Unrealized appreciation (depreciation)............................   64,625,200    (35,894,604)
                                                                     ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   74,481,051   (252,288,779)
                                                                     ------------  -------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (279,573)             0
                                                                     ------------  -------------
  TOTAL DISTRIBUTIONS...............................................     (279,573)             0
                                                                     ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (20,753,668)   (75,907,471)
                                                                     ------------  -------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   53,447,810   (328,196,250)

NET ASSETS
  Beginning of the period...........................................  464,895,021    793,091,271
                                                                     ------------  -------------
  End of the period................................................. $518,342,831  $ 464,895,021
                                                                     ============  =============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $     (8,941) $     242,922
                                                                     ============  =============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003            DECEMBER 31, 2002
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................  3,700,419  $ 54,000,307    9,966,079  $ 163,578,116
  Reinvestments...............................................     19,361       279,573            0              0
  Redemptions................................................. (5,585,851)  (80,714,462) (15,537,982)  (254,066,642)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease)..................................... (1,866,071) $(26,434,582)  (5,571,903) $ (90,488,526)
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................        595  $      8,597           68  $       1,000
  Reinvestments...............................................          0             0            0              0
  Redemptions.................................................        (73)       (1,122)           0              0
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................        522         7,475           68  $       1,000
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................    467,945  $  6,914,735      929,124  $  15,565,113
  Reinvestments...............................................          0             0            0              0
  Redemptions.................................................    (82,225)   (1,241,296)     (66,438)      (985,058)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................    385,720  $  5,673,439      862,686  $  14,580,055
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions. (1,479,829) $(20,753,668)  (4,709,149) $ (75,907,471)
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-77

METROPOLITAN SERIES FUND, INC.

 ALGER EQUITY GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                      CLASS A
                                                          --------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30,    ------------------------------------------------
                                                              2003        2002      2001      2000      1999      1998
                                                          ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  13.86     $  20.74  $  25.06  $  29.34  $  25.11  $  17.62
                                                           --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      0.00         0.01      0.00      0.03     (0.01)     0.04
  Net realized and unrealized gain (loss) on investments.      2.32        (6.89)    (2.91)    (3.99)     8.34      8.37
                                                           --------     --------  --------  --------  --------  --------
  Total from investment operations.......................      2.32        (6.88)    (2.91)    (3.96)     8.33      8.41
                                                           --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (0.01)        0.00     (0.07)    (0.09)     0.00     (0.04)
  Distributions from net realized capital gains..........      0.00         0.00     (1.34)     0.00     (0.01)     0.00
  Distributions in excess of net realized capital gains..      0.00         0.00      0.00     (0.23)    (4.09)    (0.88)
                                                           --------     --------  --------  --------  --------  --------
  Total distributions....................................     (0.01)        0.00     (1.41)    (0.32)    (4.10)    (0.92)
                                                           --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD...........................  $  16.17     $  13.86  $  20.74  $  25.06  $  29.34  $  25.11
                                                           ========     ========  ========  ========  ========  ========
TOTAL RETURN (%).........................................      16.7 (b)    (33.2)    (12.0)    (13.7)     34.1      47.8
Ratio of operating expenses to average net assets (%)....      0.81 (c)     0.79      0.84      0.79      0.80      0.83
Ratio of net investment income to average net assets (%).      0.02 (c)     0.05      0.00      0.23     (0.03)     0.19
Portfolio turnover rate (%)..............................       173 (c)      243        88        88       128       119
Net assets, end of period (000)..........................  $494,385     $449,676  $788,097  $968,357  $841,053  $410,726

                                                                     CLASS B                            CLASS E
                                                          -------------------------     ------------------------------------
                                                          SIX MONTHS   JULY 30, 2002(A) SIX MONTHS                MAY 1, 2001(A)
                                                            ENDED          THROUGH        ENDED       YEAR ENDED     THROUGH
                                                           JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                             2003            2002          2003          2002          2001
                                                          ----------   ---------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $13.65          $14.64       $ 13.78       $ 20.64        $23.50
                                                            ------          ------       -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................    (0.01)          (0.01)        (0.01)        (0.01)         0.00
  Net realized and unrealized gain (loss) on investments.     2.31           (0.98)         2.30         (6.85)        (2.86)
                                                            ------          ------       -------       -------        ------
  Total from investment operations.......................     2.30           (0.99)         2.29         (6.86)        (2.86)
                                                            ------          ------       -------       -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     0.00            0.00          0.00          0.00          0.00
  Distributions from net realized capital gains..........     0.00            0.00          0.00          0.00          0.00
  Distributions in excess of net realized capital gains..     0.00            0.00          0.00          0.00          0.00
                                                            ------          ------       -------       -------        ------
  Total distributions....................................     0.00            0.00          0.00          0.00          0.00
                                                            ------          ------       -------       -------        ------
NET ASSET VALUE, END OF PERIOD...........................   $15.95          $13.65       $ 16.07       $ 13.78        $20.64
                                                            ======          ======       =======       =======        ======
TOTAL RETURN (%).........................................     16.8 (b)        (6.8)(b)      16.6 (b)     (33.2)        (12.2)(b)
Ratio of operating expenses to average net assets (%)....     1.06 (c)        1.04 (c)      0.96 (c)      0.94          0.99 (c)
Ratio of net investment income to average net assets (%).    (0.23)(c)       (0.24)(c)     (0.14)(c)     (0.06)         0.00 (c)
Portfolio turnover rate (%)..............................      173 (c)         243 (c)       173 (c)       243            88 (c)
Net assets, end of period (000)..........................   $    9          $    1       $23,948       $15,218        $4,994

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-78

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--96.8% OF TOTAL NET ASSETS


                                                             VALUE
           SHARES                                           (NOTE 1)
         -------------------------------------------------------------

                    AEROSPACE & DEFENSE--1.1%
             54,900 United Technologies Corp............. $  3,888,567
                                                          ------------

                    BANKS--6.3%
            177,100 Bank One Corp........................    6,584,578
             37,000 FleetBoston Financial Corp...........    1,099,270
              4,500 Golden West Financial Corp...........      360,045
            299,100 Washington Mutual, Inc...............   12,352,830
             19,900 Wells Fargo & Co.....................    1,002,960
                                                          ------------
                                                            21,399,683
                                                          ------------

                    BIOTECHNOLOGY--0.6%
             29,800 Amgen, Inc. (b)......................    1,979,912
                                                          ------------

                    BUSINESS SERVICES--0.1%
             15,600 Concord EFS, Inc. (b)................      229,632
              6,700 Robert Half International, Inc. (b)..      126,898
                                                          ------------
                                                               356,530
                                                          ------------

                    CHEMICALS--1.3%
             68,000 Air Products & Chemicals, Inc........    2,828,800
             41,400 E. I. du Pont de Nemours & Co........    1,723,896
                                                          ------------
                                                             4,552,696
                                                          ------------

                    COMMUNICATION SERVICES--1.0%
             76,900 Cox Communications, Inc..............    2,453,110
             29,500 The Thomson Corp.....................      927,775
                                                          ------------
                                                             3,380,885
                                                          ------------

                    COMPUTERS & BUSINESS EQUIPMENT--1.6%
             30,500 Apple Computer, Inc. (b).............      583,160
             73,100 ASML Holding NV (ADR)................      698,836
             79,700 Cadence Design Systems, Inc. (b).....      961,182
             48,469 Hewlett-Packard Co...................    1,032,390
             20,900 International Business Machines Corp.    1,724,250
             30,000 Seagate Technology, Inc..............      529,500
                                                          ------------
                                                             5,529,318
                                                          ------------

                    CONGLOMERATES--3.2%
            231,900 General Electric Co..................    6,650,892
             28,200 Illinois Tool Works, Inc.............    1,856,970
             36,800 Ingersoll-Rand Co., Ltd. (Class A)...    1,741,376
             36,700 Tyco International, Ltd..............      696,566
                                                          ------------
                                                            10,945,804
                                                          ------------

                    CONSTRUCTION MATERIALS--0.7%
             32,600 American Standard Cos., Inc. (b).....    2,410,118
                                                          ------------

                    COSMETICS & PERSONAL CARE--0.5%
             46,800 The Estee Lauder Cos., Inc...........    1,569,204
                                                          ------------

                    DOMESTIC OIL--1.1%
             80,300 Royal Dutch Petroleum Co.............    3,743,586
                                                          ------------

                                                                VALUE
         SHARES                                                (NOTE 1)
       ------------------------------------------------------------------

                  DRUGS & HEALTH CARE--14.8%
          129,200 Allergan, Inc............................. $  9,961,320
          343,600 AstraZeneca, Plc. (ADR)...................   14,008,572
           42,200 Eli Lilly & Co............................    2,910,534
          166,700 Forest Laboratories, Inc. (b).............    9,126,825
           30,800 Genentech, Inc............................    2,221,296
           31,000 HCA, Inc..................................      993,240
           45,900 Lincare Holdings, Inc. (b)................    1,446,309
          289,400 Pfizer, Inc...............................    9,883,010
                                                             ------------
                                                               50,551,106
                                                             ------------

                  ELECTRIC UTILITIES--1.8%
           36,900 American Electric Power Co., Inc..........    1,100,727
           42,600 Duke Energy Co............................      849,870
           60,300 NiSource, Inc.............................    1,145,700
           20,500 Pinnacle West Capital Corp................      767,725
          339,200 The AES Corp. (b).........................    2,153,920
                                                             ------------
                                                                6,017,942
                                                             ------------

                  ELECTRICAL EQUIPMENT--0.6%
           36,400 Emerson Electric Co.......................    1,860,040
                                                             ------------

                  ELECTRONICS--2.3%
          197,400 Agilent Technologies, Inc. (b)............    3,859,170
          212,700 Applera Corp.-Applied Biosystems Group (b)    4,047,681
                                                             ------------
                                                                7,906,851
                                                             ------------

                  FEDERAL AGENCIES--1.0%
           32,800 Federal Home Loan Mortgage Corp...........    1,665,256
           26,200 Federal National Mortgage Association.....    1,766,928
                                                             ------------
                                                                3,432,184
                                                             ------------

                  FINANCIAL SERVICES--3.3%
           63,100 AmeriCredit Corp. (b).....................      539,505
           40,900 Citigroup, Inc............................    1,750,520
          229,800 SLM Corp..................................    9,001,266
                                                             ------------
                                                               11,291,291
                                                             ------------

                  FOOD & BEVERAGES--1.6%
           16,600 Anheuser-Busch Cos., Inc..................      847,430
           98,400 Campbell Soup Co..........................    2,410,800
           19,000 H.J. Heinz Co.............................      626,620
           37,400 PepsiCo, Inc..............................    1,664,300
                                                             ------------
                                                                5,549,150
                                                             ------------

                  FOREST PRODUCTS & PAPER--0.2%
           21,200 Bowater, Inc..............................      793,940
                                                             ------------

                  GAS & OIL--6.9%
          111,200 Baker Hughes, Inc.........................    3,732,984
           40,000 BJ Services Co. (b).......................    1,494,400
           12,800 ChevronTexaco Corp........................      924,160
          172,800 Exxon Mobil Corp..........................    6,205,248
           61,700 Schlumberger, Ltd.........................    2,935,069

                See accompanying notes to financial statements.

                                    MSF-79

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
         SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                  GAS & OIL--(CONTINUED)
           24,800 Transocean, Inc.......................... $    544,856
          154,800 Unocal Corp..............................    4,441,212
           73,700 Weatherford International, Ltd. (b)......    3,088,030
                                                            ------------
                                                              23,365,959
                                                            ------------

                  GAS & PIPELINE UTILITIES--1.5%
           20,000 Equitable Resources, Inc.................      814,800
           72,369 Kinder Morgan Management, L.L.C.--WI.....    2,710,942
               66 Kinder Morgan, Inc.......................        3,607
          203,300 The Williams Cos., Inc...................    1,606,070
                                                            ------------
                                                               5,135,419
                                                            ------------

                  HEALTH CARE--PRODUCTS--1.1%
           46,200 Becton, Dickinson & Co...................    1,794,870
           43,900 Guidant Corp. (b)........................    1,948,721
                                                            ------------
                                                               3,743,591
                                                            ------------

                  HOTELS & RESTAURANTS--0.4%
           16,000 McDonald's Corp..........................      352,960
           32,400 Starwood Hotels & Resorts Worldwide, Inc.
                   (Class B)...............................      926,316
                                                            ------------
                                                               1,279,276
                                                            ------------

                  INSURANCE--4.4%
           17,500 American International Group, Inc........      965,650
               65 Berkshire Hathaway, Inc..................    4,712,500
           17,700 Everest Re Group, Ltd....................    1,354,050
           27,200 Hartford Financial Services Group, Inc...    1,369,792
            7,700 PartnerRe, Ltd...........................      393,547
           10,500 The Chubb Corp...........................      630,000
           53,000 The PMI Group, Inc.......................    1,422,520
           48,700 XL Capital, Ltd..........................    4,042,100
                                                            ------------
                                                              14,890,159
                                                            ------------

                  INTERNET--5.0%
          120,300 Checkfree Corp. (b)......................    3,349,152
           31,400 eBay, Inc. (b)...........................    3,271,252
          151,200 InterActiveCorp (b)......................    5,982,984
          112,100 Monster Worldwide, Inc. (b)..............    2,211,733
          146,600 VeriSign, Inc. (b).......................    2,027,478
                                                            ------------
                                                              16,842,599
                                                            ------------

                  INVESTMENT BROKERAGE--2.8%
           15,200 Goldman Sachs Group, Inc.................    1,273,000
          226,800 J.P. Morgan Chase & Co...................    7,752,024
            8,800 Lehman Brothers Holdings, Inc............      585,024
                                                            ------------
                                                               9,610,048
                                                            ------------

                  LEISURE--1.4%
           92,000 Carnival Corp............................    2,990,920
           70,000 Sabre Holdings Corp. (b).................    1,725,500
                                                            ------------
                                                               4,716,420
                                                            ------------

                                                              VALUE
          SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                   MEDIA--5.3%
           287,900 AOL Time Warner, Inc. (b).............. $  4,632,311
           254,232 Cablevision Systems Corp. (Class A) (b)    5,277,856
            26,000 Comcast Corp. (Class A)................      784,680
            69,100 General Motors Corp. (Class H) (b).....      885,171
            17,100 Knight-Ridder, Inc.....................    1,178,703
           199,968 Liberty Media Corp. (b)................    2,311,630
            57,700 Radio One, Inc. (Class D) (b)..........    1,025,329
            98,000 The Walt Disney Co.....................    1,935,500
                                                           ------------
                                                             18,031,180
                                                           ------------

                   MINING--0.3%
            30,600 Newmont Mining Corp....................      993,276
                                                           ------------

                   RAILROADS & EQUIPMENT--0.3%
            21,700 Canadian National Railway Co...........    1,047,242
                                                           ------------

                   RETAIL--4.5%
           102,100 AutoNation, Inc. (b)...................    1,605,012
            96,900 Costco Wholesale Corp. (b).............    3,546,540
           138,800 Lowe's Cos., Inc.......................    5,961,460
            58,900 RadioShack Corp........................    1,549,659
            26,700 Wal-Mart Stores, Inc...................    1,432,989
            41,800 Williams-Sonoma, Inc. (b)..............    1,220,560
                                                           ------------
                                                             15,316,220
                                                           ------------

                   SEMICONDUCTORS--8.4%
           186,200 Altera Corp. (b).......................    3,053,680
           498,900 Applied Materials, Inc. (b)............    7,912,554
           151,900 Applied Micro Circuits Corp. (b).......      918,995
            60,500 Credence Systems Corp. (b).............      512,435
            52,500 Intel Corp.............................    1,091,160
           126,400 KLA-Tencor Corp. (b)...................    5,876,336
            47,700 Lam Research Corp. (b).................      868,617
            31,400 Linear Technology Corp.................    1,011,394
            28,700 Novellus Systems, Inc. (b).............    1,051,023
           140,700 PMC-Sierra, Inc. (b)...................    1,650,411
           172,400 Teradyne, Inc. (b).....................    2,984,244
            60,300 Xilinx, Inc. (b).......................    1,526,193
                                                           ------------
                                                             28,457,042
                                                           ------------

                   SOFTWARE--3.0%
           112,500 Automatic Data Processing, Inc.........    3,809,250
           194,200 Microsoft Corp.........................    4,973,462
            54,200 SAP AG (ADR)...........................    1,583,724
                                                           ------------
                                                             10,366,436
                                                           ------------

                   TELECOMMUNICATIONS--7.4%
           108,560 AT&T Corp..............................    2,089,780
           352,000 Cisco Systems, Inc. (b)................    5,874,880
            69,300 Polycom, Inc. (b)......................      960,498
           150,400 Qualcomm, Inc..........................    5,376,800
           454,000 Sprint Corp. (FON Group)...............    6,537,600
           754,500 Sprint Corp. (PCS Group) (b)...........    4,338,375
                                                           ------------
                                                             25,177,933
                                                           ------------

                See accompanying notes to financial statements.

                                    MSF-80

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

                TOBACCO--1.0%
         76,900 Altria Group, Inc............................ $  3,494,336
                                                              ------------
                Total Common Stocks (Identified Cost
                 $339,786,581)...............................  329,625,943
                                                              ------------

     CONVERTIBLE BONDS--0.8%
        FACE
       AMOUNT
     ---------------------------------------------------------------------

                RETAIL--0.8%
     $2,688,000 Amazon.com, Inc. 4.750%, 02/01/09............    2,543,520
                                                              ------------
                Total Convertible Bonds (Identified Cost
                 $1,899,183).................................    2,543,520
                                                              ------------

     PREFERRED STOCKS--0.3%
       SHARES
     ---------------------------------------------------------------------

                FINANCIAL SERVICES--0.3%
         21,700 Ford Motor Co. Capital Trust II..............      942,865
                                                              ------------
                Total Preferred Stocks (Identified Cost
                 $1,246,810).................................      942,865
                                                              ------------

Short Term Investments--2.0%

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ---------------------------------------------------------------------

                REPURCHASE AGREEMENT--2.0%
     $6,940,000 State Street Corp. Repurchase Agreement dated
                 06/30/03 at 0.350% to be repurchased at
                 $6,940,067 on 07/01/03, collateralized by
                 $4,815,000 U.S. Treasury Bond 8.125% due
                 08/15/19 with a value of $7,082,504......... $  6,940,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $6,940,000)................    6,940,000
                                                              ------------
                Total Investments--99.9%
                 (Identified Cost $349,872,574) (a)..........  340,052,328
                Other assets less liabilities................      446,479
                                                              ------------
                TOTAL NET ASSETS--100%....................... $340,498,807
                                                              ============

                See accompanying notes to financial statements.

                                    MSF-81

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

      ASSETS
        Investments at value........................         $340,052,328
        Cash........................................                  352
        Receivable for:
         Securities sold............................              858,240
         Fund shares sold...........................              148,765
         Dividends and interest.....................              316,301
         Foreign taxes..............................                  430
                                                             ------------
          Total Assets..............................          341,376,416
      LIABILITIES
        Payable for:
         Securities purchased....................... 626,532
         Withholding taxes..........................     600
        Accrued expenses:
         Management fees............................ 192,643
         Service and distribution fees..............   3,484
         Deferred trustees fees.....................   3,360
         Other expenses.............................  50,990
                                                     -------
          Total Liabilities.........................              877,609
                                                             ------------
      NET ASSETS....................................         $340,498,807
                                                             ============
        Net assets consist of:
         Capital paid in............................         $374,767,005
         Undistributed net investment income........            1,068,264
         Accumulated net realized gains (losses)....          (25,516,177)
         Unrealized appreciation (depreciation) on
          investments and foreign currency..........           (9,820,285)
                                                             ------------
      NET ASSETS....................................         $340,498,807
                                                             ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per share
       ($323,064,181 divided by 34,923,568 shares
       outstanding).................................         $       9.25
                                                             ============
      CLASS B
      Net asset value and redemption price per share
       ($17,434,626 divided by 1,888,429 shares
       outstanding).................................         $       9.23
                                                             ============
      Identified cost of investments................         $349,872,574
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $  2,019,720(a)
      Interest................................                    197,259
                                                             ------------
                                                                2,216,979
    EXPENSES
      Management fees......................... $  1,055,545
      Service and distribution fees--Class B..       15,249
      Directors' fees and expenses............        8,190
      Custodian...............................       37,855
      Audit and tax services..................       11,150
      Legal...................................        4,384
      Printing................................       26,090
      Insurance...............................        3,869
      Miscellaneous...........................          754
                                               ------------
      Total expenses before reductions........    1,163,086
      Expense reductions......................      (29,741)    1,133,345
                                               ------------  ------------
    NET INVESTMENT INCOME.....................                  1,083,634
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (13,296,232)
      Foreign currency transactions--net......          (10)  (13,296,242)
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................   64,681,494
      Foreign currency transactions--net......          (39)   64,681,455
                                               ------------  ------------
    Net gain (loss)...........................                 51,385,213
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $ 52,468,847
                                                             ============

(a)Net of foreign taxes of $26,729.

                See accompanying notes to financial statements.

                                    MSF-82

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                                      MAY 1,
                                                                      SIX MONTHS     2002(A)
                                                                        ENDED        THROUGH
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,083,634  $  1,955,118
  Net realized gain (loss)..........................................  (13,296,242)  (12,219,934)
  Unrealized appreciation (depreciation)............................   64,681,455   (74,501,740)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   52,468,847   (84,766,556)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,896,107)            0
    Class B.........................................................      (74,382)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (1,970,489)            0
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (28,233,910)  403,000,915
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   22,264,448   318,234,359

NET ASSETS
  Beginning of the Period...........................................  318,234,359             0
                                                                     ------------  ------------
  End of the Period................................................. $340,498,807  $318,234,359
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the Period................................................. $  1,068,264  $  1,955,119
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED       MAY 1, 2002(A) THROUGH
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................    258,640  $  2,106,123  43,377,646  $428,523,064
  Reinvestments...............................................    230,390     1,896,107           0             0
  Redemptions................................................. (4,670,131)  (38,377,383) (4,272,977)  (34,746,911)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... (4,181,101) $(34,375,153) 39,104,669  $393,776,153
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    788,815  $  6,660,459   1,168,942  $  9,292,942
  Reinvestments...............................................      9,060        74,382           0             0
  Redemptions.................................................    (69,379)     (593,598)     (9,009)      (68,180)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    728,496  $  6,141,243   1,159,933  $  9,224,762
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions. (3,452,605) $(28,233,910) 40,264,602  $403,000,915
                                                               ==========  ============  ==========  ============

(a)Commencement of operations.

                See accompanying notes to financial statements.

                                    MSF-83

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                             CLASS A
                                                                                   ------------------------
                                                                                   SIX MONTHS   MAY 1, 2002(A)
                                                                                     ENDED         THROUGH
                                                                                    JUNE 30,     DECEMBER 31,
                                                                                      2003           2002
                                                                                   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $   7.90       $  10.00
                                                                                    --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................      0.03           0.05
  Net realized and unrealized gain (loss) on investments..........................      1.37          (2.15)
                                                                                    --------       --------
  Total from investment operations................................................      1.40          (2.10)
                                                                                    --------       --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (0.05)          0.00
                                                                                    --------       --------
  Total Distributions.............................................................     (0.05)          0.00
                                                                                    --------       --------
NET ASSET VALUE, END OF PERIOD....................................................  $   9.25       $   7.90
                                                                                    ========       ========
TOTAL RETURN (%)..................................................................    17.8  (b)       (21.0)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...    0.74  (c)        0.74 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)    0.72  (c)        0.60 (c)
Ratio of net investment income to average net assets (%)..........................    0.71  (c)        0.88 (c)
Portfolio turnover rate (%).......................................................      21  (c)          30 (c)
Net assets, end of period (000)...................................................  $323,064       $309,078

                                                                                            CLASS B
                                                                                   ----------------------
                                                                                   SIX MONTHS  MAY 1, 2002(A)
                                                                                     ENDED        THROUGH
                                                                                    JUNE 30,    DECEMBER 31,
                                                                                      2003          2002
                                                                                   ----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $  7.89        $10.00
                                                                                    -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.03          0.02
  Net realized and unrealized gain (loss) on investments..........................     1.36         (2.13)
                                                                                    -------        ------
  Total from investment operations................................................     1.39         (2.11)
                                                                                    -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.05)         0.00
                                                                                    -------        ------
  Total Distributions.............................................................    (0.05)         0.00
                                                                                    -------        ------
NET ASSET VALUE, END OF PERIOD....................................................  $  9.23        $ 7.89
                                                                                    =======        ======
TOTAL RETURN (%)..................................................................   17.7  (b)      (21.1)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...   0.99  (c)       0.99 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)   0.97  (c)       0.85 (c)
Ratio of net investment income to average net assets (%)..........................   0.45  (c)       0.63 (c)
Portfolio turnover rate (%).......................................................     21  (c)         30 (c)
Net assets, end of period (000)...................................................  $17,435        $9,157

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-84

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--95.5% OF TOTAL NET ASSETS


                                                           VALUE
             SHARES                                       (NOTE 1)
           ----------------------------------------------------------

                       BANKS--15.9%
               915,700 Bank One Corp.................. $   34,045,726
               473,300 Golden West Financial Corp.....     37,868,733
             3,305,230 HSBC Holdings, Plc., (GBP).....     39,116,635
               407,300 Lloyds TSB Group, Plc..........     11,815,773
               126,600 State Street Corp..............      4,988,040
             1,025,900 Wells Fargo & Co...............     51,705,360
                                                       --------------
                                                          179,540,267
                                                       --------------

                       BUSINESS SERVICES--1.7%
               288,800 Moody's Corp...................     15,222,648
               108,500 WPP Group, Plc. (ADR)..........      4,347,595
                                                       --------------
                                                           19,570,243
                                                       --------------

                       COMPUTERS & BUSINESS EQUIPMENT--1.6%
               260,400 Lexmark International, Inc. (b)     18,428,508
                                                       --------------

                       CONGLOMERATES--3.7%
             2,202,789 Tyco International, Ltd........     41,808,935
                                                       --------------

                       CONSTRUCTION MATERIALS--1.7%
               259,900 Martin Marietta Materials, Inc.      8,735,239
               284,600 Vulcan Materials Co............     10,550,122
                                                       --------------
                                                           19,285,361
                                                       --------------

                       CONTAINERS & GLASS--3.4%
               801,800 Sealed Air Corp. (b)...........     38,213,788
                                                       --------------

                       DRUGS & HEALTH CARE--3.6%
               287,600 Eli Lilly & Co.................     19,835,772
               106,700 Merck & Co., Inc...............      6,460,685
               417,160 Pfizer, Inc....................     14,246,014
                                                       --------------
                                                           40,542,471
                                                       --------------

                       ELECTRONICS--0.4%
             1,971,200 Agere Systems, Inc.............      4,592,896
                                                       --------------

                       FINANCIAL SERVICES--13.5%
             2,239,700 American Express Co............     93,641,857
             1,226,973 Citigroup, Inc.................     52,514,444
               216,800 Janus Capital Group, Inc.......      3,555,520
               298,000 Providian Financial Corp. (b)..      2,759,480
                                                       --------------
                                                          152,471,301
                                                       --------------

                       FOOD & BEVERAGES--4.6%
               437,800 Diageo, Plc. (ADR).............     19,158,128
               176,500 Hershey Foods Corp.............     12,294,990
               257,900 Kraft Foods, Inc...............      8,394,645
               580,900 Safeway, Inc. (b)..............     11,885,214
                                                       --------------
                                                           51,732,977
                                                       --------------

                       GAS & OIL--6.0%
               510,404 ConocoPhillips.................     27,970,139
               467,358 Devon Energy Corp..............     24,956,917

                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ----------------------------------------------------------------------

                 GAS & OIL--(CONTINUED)
         351,800 EOG Resources, Inc......................... $   14,719,312
                                                             --------------
                                                                 67,646,368
                                                             --------------

                 HOTELS & RESTAURANTS--0.9%
         255,200 Marriott International, Inc. (Class A).....      9,804,784
                                                             --------------

                 INDUSTRIAL MACHINERY--1.0%
         375,500 Dover Corp.................................     11,249,980
                                                             --------------

                 INSURANCE--19.5%
       1,086,307 American International Group, Inc..........     59,942,420
         556,800 AON Corp...................................     13,407,744
             567 Berkshire Hathaway, Inc....................     41,107,500
             851 Berkshire Hathaway, Inc. (Class B) (b).....      2,067,930
          40,100 Everest Re Group, Ltd......................      3,067,650
         461,500 Loews Corp.................................     21,824,335
           5,200 Markel Corp. (b)...........................      1,331,200
         167,400 Principal Financial Group, Inc.............      5,398,650
          96,300 Sun Life Financial Services of Canada,
                  Inc. (b)..................................      2,000,151
         104,000 The Chubb Corp.............................      6,240,000
         579,100 The Progressive Corp.......................     42,332,210
         291,225 Transatlantic Holdings, Inc................     20,138,209
          40,243 Travelers Property Casualty Corp. (Class A)        639,864
          82,682 Travelers Property Casualty Corp. (Class B)      1,303,895
                                                             --------------
                                                                220,801,758
                                                             --------------

                 INVESTMENT BROKERAGE--1.5%
         392,510 Morgan Stanley.............................     16,779,803
                                                             --------------

                 MEDIA--0.7%
         105,500 Gannett Co., Inc...........................      8,103,455
                                                             --------------

                 REAL ESTATE INVESTMENT TRUST--0.9%
          22,900 CenterPoint Properties Trust...............      1,402,625
         135,500 General Growth Properties, Inc.............      8,460,620
                                                             --------------
                                                                  9,863,245
                                                             --------------

                 RETAIL--4.5%
       1,152,600 Costco Wholesale Corp. (b).................     42,185,160
         345,100 RadioShack Corp............................      9,079,581
                                                             --------------
                                                                 51,264,741
                                                             --------------

                 SEMICONDUCTORS--0.4%
         272,300 Applied Materials, Inc. (b)................      4,318,678
                                                             --------------

                 SOFTWARE--2.6%
         357,100 BMC Software, Inc. (b).....................      5,831,443
         286,900 D & B Corp. (b)............................     11,791,590
         472,100 Microsoft Corp.............................     12,090,481
                                                             --------------
                                                                 29,713,514
                                                             --------------

                See accompanying notes to financial statements.

                                    MSF-85

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--4.5%


                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                    TOBACCO--6.3%
          1,577,700 Altria Group, Inc.................... $   71,690,688
                                                          --------------

                    TRANSPORTATION--1.1%
            196,100 United Parcel Service, Inc. (Class B)     12,491,570
                                                          --------------
                    Total Common Stocks
                     (Identified Cost $997,499,011)......  1,079,915,331
                                                          --------------

        PREFERRED STOCKS--0.3%
        ----------------------------------------------------------------

                    REAL ESTATE INVESTMENT TRUST--0.3%
             85,000 General Growth Properties, Inc.......      3,338,800
                                                          --------------
                    Total Preferred Stocks
                     (Identified Cost $2,105,060)........      3,338,800
                                                          --------------

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
      --------------------------------------------------------------------

                  REPURCHASE AGREEMENT--4.5%
      $50,516,000 State Street Corp. Repurchase Agreement
                   dated 06/30/03 at 1.120% to be
                   repurchased at $50,517,572 on
                   07/01/03, collateralized by $2,540,000
                   Federal Home Loan Bank 4.500% due
                   07/07/03 with a value of $2,596,406, by
                   $24,125,000 Federal National Mortgage
                   Association 3.375% due 06/15/04 with a
                   value of $24,720,550 and by
                   $23,435,000 Federal National Mortgage
                   Association 3.875% due 03/15/05 with a
                   value of $24,725,144................... $   50,516,000
                                                           --------------
                  Total Short Term Investments
                   (Identified Cost $50,516,000)..........     50,516,000
                                                           --------------
                  Total Investments--100.3%
                   (Identified Cost $1,050,120,071) (a)...  1,133,770,131
                  Other assets less liabilities...........     (2,989,445)
                                                           --------------
                  TOTAL NET ASSETS--100%.................. $1,130,780,686
                                                           ==============

                See accompanying notes to financial statements.

                                    MSF-86

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................            $1,133,770,131
       Foreign cash at value
        (Identified cost $9,358)................                     9,358
       Receivable for:
        Fund shares sold........................                 2,729,863
        Dividends and interest..................                 1,430,652
                                                            --------------
         Total Assets...........................             1,137,940,004
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $1,374,311
        Securities purchased....................  4,870,600
        Withholding taxes.......................      3,553
        Due to custodian bank...................     11,676
       Accrued expenses:
        Management fees.........................    685,763
        Service and distribution fees...........     46,945
        Deferred trustees fees..................     29,756
        Other expenses..........................    136,714
                                                 ----------
         Total Liabilities......................                 7,159,318
                                                            --------------
     NET ASSETS.................................            $1,130,780,686
                                                            ==============
       Net assets consist of:
        Capital paid in.........................            $1,145,383,288
        Undistributed net investment income.....                 4,543,991
        Accumulated net realized gains
         (losses)...............................              (102,796,653)
        Unrealized appreciation (depreciation)
         on investments and foreign
         currency...............................                83,650,060
                                                            --------------
     NET ASSETS.................................            $1,130,780,686
                                                            ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($733,821,892 divided by
      33,915,908 shares outstanding)............            $        21.64
                                                            ==============
     CLASS B
     Net asset value and redemption price per
      share ($133,024 divided by 6,168 shares
      outstanding)..............................            $        21.57
                                                            ==============
     CLASS E
     Net asset value and redemption price per
      share ($396,825,770 divided by
      18,398,633 shares outstanding)............            $        21.57
                                                            ==============
     Identified cost of investments.............            $1,050,120,071
                                                            ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $  8,136,407(a)
      Interest................................                    266,263
                                                             ------------
                                                                8,402,670
    EXPENSES
      Management fees......................... $  3,603,640
      Service and distribution fees--Class B..           52
      Service and distribution fees--Class E..      220,003
      Directors' fees and expenses............       18,536
      Custodian...............................       72,694
      Audit and tax services..................       11,150
      Legal...................................       13,819
      Printing................................       98,558
      Insurance...............................       10,300
      Miscellaneous...........................          752
                                               ------------
      Total expenses before reductions........    4,049,504
      Expense reductions......................      (27,306)    4,022,198
                                               ------------  ------------
    NET INVESTMENT INCOME.....................                  4,380,472
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (21,185,113)
      Foreign currency transactions--net......          115   (21,184,998)
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  135,434,302
      Foreign currency transactions--net......           (7)  135,434,295
                                               ------------  ------------
    Net gain (loss)...........................                114,249,297
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $118,629,769
                                                             ============

(a)Net of foreign taxes of $91,463.

                See accompanying notes to financial statements.

                                    MSF-87

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2003            2002
                                                                     --------------  -------------
FROM OPERATIONS
  Net investment income............................................. $    4,380,472  $   6,969,460
  Net realized gain (loss)..........................................    (21,184,998)   (51,357,088)
  Unrealized appreciation (depreciation)............................    135,434,295   (117,972,777)
                                                                     --------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    118,629,769   (162,360,405)
                                                                     --------------  -------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (2,753,339)    (6,968,988)
    Class B.........................................................           (164)             0
    Class E.........................................................     (1,148,836)      (773,673)
                                                                     --------------  -------------
  TOTAL DISTRIBUTIONS...............................................     (3,902,339)    (7,742,661)
                                                                     --------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    117,120,058    148,274,431
                                                                     --------------  -------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    231,847,488    (21,828,635)

NET ASSETS
  Beginning of the period...........................................    898,933,198    920,761,833
                                                                     --------------  -------------
  End of the period................................................. $1,130,780,686  $ 898,933,198
                                                                     ==============  =============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    4,543,991  $   4,065,858
                                                                     ==============  =============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003            DECEMBER 31, 2002
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................  3,618,421  $ 71,296,912    9,968,071  $ 208,428,633
  Reinvestments...............................................    141,633     2,753,339      325,096      6,968,988
  Redemptions................................................. (4,697,809)  (91,916,824) (13,000,024)  (266,869,808)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................   (937,755) $(17,866,573)  (2,706,857) $ (51,472,187)
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................      6,576  $    132,936           74  $       1,426
  Reinvestments...............................................          8           164            0              0
  Redemptions.................................................       (490)      (10,178)           0              0
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................      6,094  $    122,922           74  $       1,426
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................  8,794,692  $173,348,821    9,860,797  $ 202,124,547
  Reinvestments...............................................     59,249     1,148,836       36,782        773,673
  Redemptions................................................. (2,001,429)  (39,633,948)    (155,865)    (3,153,028)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................  6,852,512  $134,863,709    9,741,714  $ 199,745,192
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions.  5,920,851  $117,120,058    7,034,931  $ 148,274,431
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-88

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                   -----------------------
                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                     JUNE 30,    ---------
                                                                                       2003        2002
                                                                                   ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $  19.39     $  23.39
                                                                                    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................      0.10         0.17
  Net realized and unrealized gain (loss) on investments..........................      2.23        (3.98)
                                                                                    --------     --------
  Total from investment operations................................................      2.33        (3.81)
                                                                                    --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (0.08)       (0.19)
  Distributions from net realized capital gains...................................      0.00         0.00
  Distributions in excess of net realized capital gains...........................      0.00         0.00
                                                                                    --------     --------
  Total distributions.............................................................     (0.08)       (0.19)
                                                                                    --------     --------
NET ASSET VALUE, END OF PERIOD....................................................  $  21.64     $  19.39
                                                                                    ========     ========
TOTAL RETURN (%)..................................................................      12.1 (b)    (16.4)
Ratio of operating expenses to average net assets before expense reductions (%)...      0.80 (c)     0.80
Ratio of operating expenses to average net assets after expense reductions (%) (d)      0.79 (c)     0.78
Ratio of net investment income to average net assets (%)..........................      0.95 (c)     0.79
Portfolio turnover rate (%).......................................................        14 (c)       24
Net assets, end of period (000)...................................................  $733,822     $675,704

                                                                                       CLASS A
                                                                                   --------------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
                                                                                     2001      2000     1999      1998
                                                                                   --------  -------- --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  29.20  $  26.67 $  23.15  $  20.80
                                                                                   --------  -------- --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.12      0.16     0.12      0.16
  Net realized and unrealized gain (loss) on investments..........................    (3.07)     2.37     3.93      2.84
                                                                                   --------  -------- --------  --------
  Total from investment operations................................................    (2.95)     2.53     4.05      3.00
                                                                                   --------  -------- --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.15)     0.00    (0.12)    (0.16)
  Distributions from net realized capital gains...................................    (2.71)     0.00    (0.32)    (0.49)
  Distributions in excess of net realized capital gains...........................     0.00      0.00    (0.09)     0.00
                                                                                   --------  -------- --------  --------
  Total distributions.............................................................    (2.86)     0.00    (0.53)    (0.65)
                                                                                   --------  -------- --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $  23.39  $  29.20 $  26.67  $  23.15
                                                                                   ========  ======== ========  ========
TOTAL RETURN (%)..................................................................    (11.1)      9.5     17.5      14.4
Ratio of operating expenses to average net assets before expense reductions (%)...     0.83      0.79     0.81      0.83
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.82      0.79       --        --
Ratio of net investment income to average net assets (%)..........................     0.55      0.62     0.55      0.82
Portfolio turnover rate (%).......................................................       21        25       22        25
Net assets, end of period (000)................................................... $878,630  $925,265 $655,599  $440,351

                                                                            CLASS B
                                                                 -------------------------     -------------
                                                                 SIX MONTHS   JULY 30, 2002(A)  SIX MONTHS
                                                                   ENDED          THROUGH         ENDED
                                                                  JUNE 30,      DECEMBER 31,     JUNE 30,
                                                                    2003            2002           2003
                                                                 ----------   ---------------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................   $19.33          $19.64       $  19.33
                                                                   ------          ------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................     0.03            0.04           0.07
  Net realized and unrealized gain (loss) on investments........     2.28           (0.35)          2.24
                                                                   ------          ------       --------
  Total from investment operations..............................     2.31           (0.31)          2.31
                                                                   ------          ------       --------
LESS DISTRIBUTIONS
  Distributions from net investment income......................    (0.07)           0.00          (0.07)
  Distributions from net realized capital gains.................     0.00            0.00           0.00
  Distributions in excess of net realized capital gains.........     0.00            0.00           0.00
                                                                   ------          ------       --------
  Total distributions...........................................    (0.07)           0.00          (0.07)
                                                                   ------          ------       --------
NET ASSET VALUE, END OF PERIOD..................................   $21.57          $19.33       $  21.57
                                                                   ======          ======       ========
TOTAL RETURN (%)................................................     12.0 (b)        (1.6)(b)       12.0 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................     1.05 (c)        1.05 (c)       0.95 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................     1.04 (c)        1.03 (c)       0.94 (c)
Ratio of net investment income to average net assets (%)........     0.85 (c)        0.52 (c)       0.82 (c)
Portfolio turnover rate (%).....................................       14 (c)          24 (c)         14 (c)
Net assets, end of period (000).................................   $  133          $    1       $396,826

                                                                        CLASS E
                                                                 ------------------------------
                                                                     YEAR     FEBRUARY 20, 2001(A)
                                                                    ENDED           THROUGH
                                                                 DECEMBER 31,     DECEMBER 31,
                                                                     2002             2001
                                                                 ------------ --------------------
NET ASSET VALUE, BEGINNING OF PERIOD............................   $  23.35         $ 25.29
                                                                   --------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       0.16            0.02
  Net realized and unrealized gain (loss) on investments........      (4.01)          (1.96)
                                                                   --------         -------
  Total from investment operations..............................      (3.85)          (1.94)
                                                                   --------         -------
LESS DISTRIBUTIONS
  Distributions from net investment income......................      (0.17)           0.00
  Distributions from net realized capital gains.................       0.00            0.00
  Distributions in excess of net realized capital gains.........       0.00            0.00
                                                                   --------         -------
  Total distributions...........................................      (0.17)           0.00
                                                                   --------         -------
NET ASSET VALUE, END OF PERIOD..................................   $  19.33         $ 23.35
                                                                   ========         =======
TOTAL RETURN (%)................................................      (16.6)           (7.7)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       0.95            0.98 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................       0.93            0.97 (c)
Ratio of net investment income to average net assets (%)........       0.64            0.47 (c)
Portfolio turnover rate (%).....................................         24              21 (c)
Net assets, end of period (000).................................   $223,228         $42,132

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.


                See accompanying notes to financial statements.

                                    MSF-89

METROPOLITAN SERIES FUND, INC.

 FI STRUCTURED EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--99.7% OF TOTAL NET ASSETS


                                                           VALUE
           SHARES                                         (NOTE 1)
           ---------------------------------------------------------

                   ADVERTISING--0.7%
            26,600 Getty Images, Inc. (b).............. $  1,098,580
            31,900 Lamar Advertising Co. (Class A) (b).    1,123,199
            22,400 Omnicom Group, Inc..................    1,606,080
                                                        ------------
                                                           3,827,859
                                                        ------------

                   AEROSPACE & DEFENSE--2.2%
            94,700 Lockheed Martin Corp................    4,504,879
            46,100 Northrop Grumman Corp...............    3,977,969
            41,100 Raytheon Co.........................    1,349,724
            20,100 United Technologies Corp............    1,423,683
                                                        ------------
                                                          11,256,255
                                                        ------------

                   AIRLINES--0.3%
            18,400 Delta Air Lines, Inc................      270,112
            21,000 JetBlue Airways Corp................      888,090
            30,800 Southwest Airlines Co...............      529,760
                                                        ------------
                                                           1,687,962
                                                        ------------

                   ALUMINUM--0.9%
            84,700 Alcan Aluminum, Ltd. (ADR)..........    2,650,263
            88,600 Alcoa, Inc..........................    2,259,300
                                                        ------------
                                                           4,909,563
                                                        ------------

                   AUTO PARTS--0.2%
            43,500 Keystone Automotive Industries, Inc.      794,310
                                                        ------------

                   AUTOMOBILES--0.2%
            31,200 General Motors Corp.................    1,123,200
                                                        ------------

                   BANKS--13.6%
           218,700 Bank of America Corp................   17,283,861
           230,500 Bank One Corp.......................    8,569,990
            21,700 Commerce Bancorp, Inc...............      805,070
            43,000 Fifth Third Bancorp.................    2,465,620
           165,100 FleetBoston Financial Corp..........    4,905,121
            32,300 Golden West Financial Corp..........    2,584,323
            87,100 Huntington Bancshares, Inc..........    1,700,192
            20,200 M&T Bank Corp.......................    1,701,244
            66,900 SouthTrust Corp.....................    1,819,680
           272,200 Sovereign Bancorp, Inc..............    4,259,930
            45,700 Synovus Financial Corp..............      982,550
           152,300 The Bank of New York Co., Inc.......    4,378,625
           159,400 U.S. Bancorp........................    3,905,300
           227,300 Wachovia Corp.......................    9,082,908
           122,200 Wells Fargo & Co....................    6,158,880
                                                        ------------
                                                          70,603,294
                                                        ------------

                   BIOTECHNOLOGY--0.1%
            10,400 Millipore Corp......................      461,448
                                                        ------------

                   BUSINESS SERVICES--0.7%
            36,700 ChoicePoint, Inc. (b)...............    1,266,884
            37,600 McKesson Corp.......................    1,343,824

                                                            VALUE
           SHARES                                          (NOTE 1)
           ----------------------------------------------------------

                   BUSINESS SERVICES--(CONTINUED)
            42,800 Paychex, Inc......................... $  1,254,468
                                                         ------------
                                                            3,865,176
                                                         ------------

                   CHEMICALS--2.8%
            28,400 Cytec Industries, Inc. (b)...........      959,920
             4,600 E. I. du Pont de Nemours & Co........      191,544
            31,900 Engelhard Corp.......................      790,163
            23,300 Georgia Gulf Corp....................      461,340
           116,700 Lyondell Chemical Co.................    1,578,951
           157,300 Millennium Chemicals, Inc............    1,495,923
            61,600 Praxair, Inc.........................    3,702,160
           173,900 The Dow Chemical Co..................    5,383,944
                                                         ------------
                                                           14,563,945
                                                         ------------

                   COMPUTERS & BUSINESS EQUIPMENT--3.4%
            69,600 Apple Computer, Inc. (b).............    1,330,752
            42,500 Dell Computer Corp. (b)..............    1,358,300
           143,700 EMC Corp. (b)........................    1,504,539
           159,400 Hewlett-Packard Co...................    3,395,220
            76,500 International Business Machines Corp.    6,311,250
            48,900 Storage Technology Corp. (b).........    1,258,686
           487,800 Sun Microsystems, Inc. (b)...........    2,243,880
                                                         ------------
                                                           17,402,627
                                                         ------------

                   CONGLOMERATES--1.9%
            21,000 3M Co................................    2,708,580
             9,800 Honeywell International, Inc.........      263,130
            41,900 Illinois Tool Works, Inc.............    2,759,115
            21,400 ITT Industries, Inc..................    1,400,844
            71,400 Pentair, Inc.........................    2,788,884
                                                         ------------
                                                            9,920,553
                                                         ------------

                   CONSTRUCTION MATERIALS--0.8%
            33,400 American Standard Cos., Inc. (b).....    2,469,262
            59,700 Masco Corp...........................    1,423,845
                                                         ------------
                                                            3,893,107
                                                         ------------

                   CONTAINERS & GLASS--0.8%
           199,800 Pactiv Corp. (b).....................    3,938,058
                                                         ------------

                   COSMETICS & PERSONAL CARE--2.1%
            26,700 Colgate-Palmolive Co.................    1,547,265
            96,400 The Gillette Co......................    3,071,304
            72,200 The Procter & Gamble Co..............    6,438,796
                                                         ------------
                                                           11,057,365
                                                         ------------

                   DISTRIBUTION/WHOLESALE--0.3%
            37,500 SCP Pool Corp. (b)...................    1,290,000
                                                         ------------

                   DOMESTIC OIL--0.4%
            33,600 Royal Dutch Petroleum Co.............    1,566,432
            32,400 Suncor Energy, Inc...................      607,500
                                                         ------------
                                                            2,173,932
                                                         ------------

                See accompanying notes to financial statements.

                                    MSF-90

METROPOLITAN SERIES FUND, INC.

 FI STRUCTURED EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                            VALUE
          SHARES                                           (NOTE 1)
          -----------------------------------------------------------

                  DRUGS & HEALTH CARE--4.8%
           37,700 Abbott Laboratories................... $  1,649,752
           41,900 Angiotech Pharmaceuticals, Inc........    1,707,006
           34,100 Biovail Corp. (b).....................    1,604,746
          114,300 Bristol-Myers Squibb Co...............    3,103,245
           26,100 Coventry Health Care, Inc. (b)........    1,204,776
          106,800 Humana, Inc. (b)......................    1,612,680
          130,000 Merck & Co., Inc......................    7,871,500
          150,900 Schering-Plough Corp..................    2,806,740
           59,400 UnitedHealth Group, Inc...............    2,984,850
           10,300 Wyeth.................................      469,165
                                                         ------------
                                                           25,014,460
                                                         ------------

                  ELECTRIC UTILITIES--5.5%
           73,900 Ameren Corp...........................    3,258,990
           55,300 Dominion Resources, Inc...............    3,554,131
           25,900 Entergy Corp..........................    1,367,002
          148,500 FirstEnergy Corp......................    5,709,825
           58,800 FPL Group, Inc........................    3,930,780
           81,800 NiSource, Inc.........................    1,554,200
           91,300 PG&E Corp. (b)........................    1,930,995
           36,000 SCANA Corp............................    1,234,080
          122,600 The Southern Co.......................    3,820,216
           87,400 TXU Corp..............................    1,962,130
                                                         ------------
                                                           28,322,349
                                                         ------------

                  ELECTRICAL EQUIPMENT--0.6%
           57,700 Emerson Electric Co...................    2,948,470
                                                         ------------

                  ELECTRONICS--0.7%
          131,800 Avnet, Inc. (b).......................    1,671,224
           52,000 Parker Hannifin Corp..................    2,183,480
                                                         ------------
                                                            3,854,704
                                                         ------------

                  ENVIRONMENTAL CONTROL--0.9%
          130,000 Republic Services, Inc. (Class A) (b).    2,947,100
           74,800 Waste Management, Inc.................    1,801,932
                                                         ------------
                                                            4,749,032
                                                         ------------

                  FINANCIAL SERVICES--5.2%
          554,666 Citigroup, Inc........................   23,739,705
            5,700 Federal Agricultural Mortage Corp. (b)      127,395
           42,800 Janus Capital Group, Inc..............      701,920
           55,200 MBNA Corp.............................    1,150,368
           40,200 Nationwide Financial Services, Inc....    1,306,500
                                                         ------------
                                                           27,025,888
                                                         ------------

                  FOOD & BEVERAGES--1.4%
           45,700 Dean Foods Co. (b)....................    1,439,550
            5,700 Hershey Foods Corp....................      397,062
           11,400 Hormel Foods Corp.....................      270,180
           28,300 Kellogg Co............................      972,671
           87,800 Safeway, Inc. (b).....................    1,796,388
           37,200 Sysco Corp............................    1,117,488

                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                  FOOD & BEVERAGES--(CONTINUED)
           31,400 The J. M. Smucker Co................... $  1,252,546
                                                          ------------
                                                             7,245,885
                                                          ------------

                  GAS & OIL--10.3%
           28,700 Apache Corp............................    1,867,222
           35,200 Baker Hughes, Inc......................    1,181,664
           31,900 Burlington Resources, Inc..............    1,724,833
          143,600 ChevronTexaco Corp.....................   10,367,920
           94,372 ConocoPhillips.........................    5,171,585
           34,200 Devon Energy Corp......................    1,826,280
          760,400 Exxon Mobil Corp.......................   27,305,964
           73,300 Occidental Petroleum Corp..............    2,459,215
           22,200 Schlumberger, Ltd......................    1,056,054
           11,100 Smith International, Inc. (b)..........      407,814
                                                          ------------
                                                            53,368,551
                                                          ------------

                  GAS & PIPELINE UTILITIES--0.9%
           39,800 Equitable Resources, Inc...............    1,621,452
           38,300 KeySpan Corp...........................    1,357,735
           28,700 Kinder Morgan, Inc.....................    1,568,455
                                                          ------------
                                                             4,547,642
                                                          ------------

                  HEALTH CARE--PRODUCTS--0.4%
           52,100 Becton, Dickinson & Co.................    2,024,085
                                                          ------------

                  HOME BUILDERS--0.9%
           37,800 Centex Corp............................    2,940,462
           29,000 Pulte Homes, Inc.......................    1,788,140
                                                          ------------
                                                             4,728,602
                                                          ------------

                  HOTELS & RESTAURANTS--1.0%
          234,800 McDonald's Corp........................    5,179,688
                                                          ------------

                  HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.2%
           51,300 Applica, Inc. (b)......................      436,050
           20,200 Kennametal, Inc........................      683,568
                                                          ------------
                                                             1,119,618
                                                          ------------

                  HOUSEHOLD PRODUCTS--0.3%
           27,000 Avery Dennison Corp....................    1,355,400
                                                          ------------

                  INDUSTRIAL MACHINERY--0.7%
           49,000 AGCO Corp. (b).........................      836,920
           52,100 Albany International Corp. (Class A)...    1,427,540
           55,300 Snap-On, Inc...........................    1,605,359
                                                          ------------
                                                             3,869,819
                                                          ------------

                  INSURANCE--7.2%
           34,100 Ambac Financial Group, Inc.............    2,259,125
          215,100 American International Group, Inc......   11,869,218
           39,700 Fidelity National Financial, Inc.......    1,221,172
           34,600 Hartford Financial Services Group, Inc.    1,742,456
           51,600 Lincoln National Corp..................    1,838,508

                See accompanying notes to financial statements.

                                    MSF-91

METROPOLITAN SERIES FUND, INC.

 FI STRUCTURED EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
       -----------------------------------------------------------------

               INSURANCE--(CONTINUED)
        79,900 MBIA, Inc................................... $  3,895,125
        79,800 Old Republic International Corp.............    2,734,746
        64,900 Radian Group, Inc...........................    2,378,585
       162,700 The Allstate Corp...........................    5,800,255
        47,800 The St. Paul Cos., Inc......................    1,745,178
        47,177 Travelers Property Casualty Corp. (Class A).      750,114
        51,729 Travelers Property Casualty Corp. (Class B).      815,767
                                                            ------------
                                                              37,050,249
                                                            ------------

               INVESTMENT BROKERAGE--6.1%
        27,900 Goldman Sachs Group, Inc....................    2,336,625
       278,900 J.P. Morgan Chase & Co......................    9,532,802
        48,200 Lehman Brothers Holdings, Inc...............    3,204,336
       157,200 Merrill Lynch & Co., Inc....................    7,338,096
       174,000 Morgan Stanley..............................    7,438,500
        22,300 The Bear Stearns Co., Inc...................    1,614,966
                                                            ------------
                                                              31,465,325
                                                            ------------

               MEDIA--6.9%
       339,200 AOL Time Warner, Inc. (b)...................    5,457,728
        92,500 Cablevision Systems Corp. (Class A).........    1,920,300
       100,100 Clear Channel Communications, Inc. (b)......    4,243,239
       162,449 Comcast Corp. (Class A) (b).................    4,902,711
        45,200 Comcast Corp. (Special Class A) (b).........    1,303,116
        88,100 Fox Entertainment Group, Inc. (Class A) (b).    2,535,518
       132,300 Liberty Media Corp. (b).....................    1,529,388
        13,000 The E.W. Scripps Co. (Class A)..............    1,153,360
       166,000 The Walt Disney Co..........................    3,278,500
        48,300 Tribune Co..................................    2,332,890
        37,200 Univision Communications, Inc. (Class A) (b)    1,130,880
       132,000 Viacom, Inc. (Class B) (b)..................    5,763,120
                                                            ------------
                                                              35,550,750
                                                            ------------

               MINING--1.0%
        54,100 Freeport-McMoRan Copper & Gold, Inc.
                (Class B) (b)..............................    1,325,450
        95,400 Phelps Dodge Corp. (b)......................    3,657,636
                                                            ------------
                                                               4,983,086
                                                            ------------

               RAILROADS & EQUIPMENT--0.5%
        10,400 CSX Corp....................................      312,936
        40,100 Union Pacific Corp..........................    2,326,602
                                                            ------------
                                                               2,639,538
                                                            ------------

               REAL ESTATE INVESTMENT TRUST--1.4%
        59,100 Apartment Investment & Management Co........    2,044,860
        36,900 Boston Properties, Inc......................    1,616,220
        84,400 Equity Office Properties Trust..............    2,279,644
        56,400 Equity Residential..........................    1,463,580
                                                            ------------
                                                               7,404,304
                                                            ------------

                                                               VALUE
       SHARES                                                 (NOTE 1)
       -----------------------------------------------------------------

               RETAIL--2.2%
        65,900 Big Lots, Inc. (b).......................... $    991,136
        65,000 Borders Group, Inc. (b).....................    1,144,650
       167,900 CVS Corp....................................    4,706,237
       120,600 Limited Brands..............................    1,869,300
        78,600 Office Depot, Inc. (b)......................    1,140,486
        29,700 Petco Animal Supplies, Inc..................      645,678
        91,400 Saks, Inc. (b)..............................      886,580
                                                            ------------
                                                              11,384,067
                                                            ------------

               SEMICONDUCTORS--0.6%
        15,000 Broadcom Corp. (Class A) (b)................      373,650
       152,700 Texas Instruments, Inc......................    2,687,520
                                                            ------------
                                                               3,061,170
                                                            ------------

               SOFTWARE--0.3%
        37,000 First Data Corp.............................    1,533,280
                                                            ------------

               TELECOMMUNICATIONS--7.4%
        45,100 ALLTEL Corp.................................    2,174,722
       106,800 AT&T Corp...................................    2,055,900
       305,400 AT&T Wireless Services, Inc. (b)............    2,507,334
       177,900 BellSouth Corp..............................    4,737,477
       194,600 Motorola, Inc...............................    1,835,078
       278,100 Qwest Communications International, Inc. (b)    1,329,318
       394,000 SBC Communications, Inc.....................   10,066,700
       348,100 Verizon Communications, Inc.................   13,732,545
                                                            ------------
                                                              38,439,074
                                                            ------------

               TOBACCO--0.6%
        65,500 Altria Group, Inc...........................    2,976,320
                                                            ------------

               TRUCKING & FREIGHT FORWARDING--0.3%
        25,100 FedEx Corp..................................    1,556,953
                                                            ------------
               Total Common Stocks
                (Identified Cost $515,086,552).............  516,166,963
                                                            ------------
               Total Investments--99.7%
                (Identified Cost $515,086,552) (a).........  516,166,963
               Other assets less liabilities...............    1,768,955
                                                            ------------
               TOTAL NET ASSETS--100%...................... $517,935,918
                                                            ============

                See accompanying notes to financial statements.

                                    MSF-92

METROPOLITAN SERIES FUND, INC.

 FI STRUCTURED EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value........................          $ 516,166,963
       Cash........................................                296,171
       Receivable for:
        Securities sold............................              1,516,503
        Fund shares sold...........................                409,615
        Dividends and interest.....................                652,840
                                                             -------------
         Total Assets..............................            519,042,092
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $455,594
        Securities purchased.......................  267,040
       Accrued expenses:
        Management fees............................  288,594
        Service and distribution fees..............    1,195
        Deferred trustees fees.....................   18,450
        Other expenses.............................   75,301
                                                    --------
         Total Liabilities.........................              1,106,174
                                                             -------------
     NET ASSETS....................................          $ 517,935,918
                                                             =============
       Net assets consist of:
        Capital paid in............................          $ 657,694,496
        Undistributed net investment income........              3,780,695
        Accumulated net realized gains (losses)....           (144,619,684)
        Unrealized appreciation (depreciation) on
         investments and foreign currency..........              1,080,411
                                                             -------------
     NET ASSETS....................................          $ 517,935,918
                                                             =============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($507,922,894 divided by 3,744,662 shares
      outstanding).................................          $      135.64
                                                             =============
     CLASS B
     Net asset value and redemption price per share
      ($21,816 divided by 161 shares
      outstanding).................................          $      135.27
                                                             =============
     CLASS E
     Net asset value and redemption price per share
      ($9,991,208 divided by 73,801 shares
      outstanding).................................          $      135.38
                                                             =============
     Identified cost of investments................          $ 515,086,552
                                                             =============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

   INVESTMENT INCOME
     Dividends.................................               $  5,506,822(a)
     Interest..................................                      7,294
                                                              ------------
                                                                 5,514,116
   EXPENSES
     Management fees........................... $  1,621,765
     Service and distribution fees--Class B....           11
     Service and distribution fees--Class E....        5,449
     Directors' fees and expenses..............       11,543
     Custodian.................................       53,051
     Audit and tax services....................       11,150
     Legal.....................................        6,875
     Printing..................................       43,656
     Insurance.................................        6,741
     Miscellaneous.............................          753
                                                ------------
     Total expenses............................                  1,760,994
                                                              ------------
   NET INVESTMENT INCOME.......................                  3,753,122
                                                              ------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
     Investments--net..........................  (23,537,287)
     Foreign currency transactions--net........           15   (23,537,271)
                                                ------------
     Unrealized appreciation (depreciation) on
      investments--net.........................                 64,648,267
                                                              ------------
   Net gain (loss).............................                 41,110,996
                                                              ------------
   NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS............................               $ 44,864,118
                                                              ============

(a)Net of foreign taxes of $4,128.

                See accompanying notes to financial statements.

                                    MSF-93

METROPOLITAN SERIES FUND, INC.

 FI STRUCTURED EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                     SIX MONTHS ENDED   YEAR ENDED
                                                                         JUNE 30,      DECEMBER 31,
                                                                           2003            2002
                                                                     ---------------- -------------
FROM OPERATIONS
  Net investment income.............................................   $  3,753,122   $   6,048,496
  Net realized gain (loss)..........................................    (23,537,271)    (58,735,242)
  Unrealized appreciation (depreciation)............................     64,648,267     (68,293,483)
                                                                       ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     44,864,118    (120,980,229)
                                                                       ------------   -------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (3,781,056)     (3,521,590)
    Class B.........................................................            (40)              0
    Class E.........................................................        (54,628)        (27,330)
                                                                       ------------   -------------
  TOTAL DISTRIBUTIONS...............................................     (3,835,724)     (3,548,920)
                                                                       ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    (19,840,781)    320,768,281
                                                                       ------------   -------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     21,187,613     196,239,132

NET ASSETS
  Beginning of the Period...........................................    496,748,305     300,509,173
                                                                       ------------   -------------
  End of the Period.................................................   $517,935,918   $ 496,748,305
                                                                       ============   =============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the Period.................................................   $  3,780,695   $   3,863,297
                                                                       ============   =============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30, 2003          DECEMBER 31, 2002
                                                               ----------------------  -------------------------
                                                                SHARES         $         SHARES          $
                                                               --------  ------------  ----------  -------------
CLASS A
  Sales.......................................................  189,891  $ 23,810,392   3,086,418  $ 458,271,121
  Reinvestments...............................................   30,613     3,781,056      26,835      3,521,590
  Redemptions................................................. (408,175)  (51,085,254) (1,091,269)  (145,864,129)
                                                               --------  ------------  ----------  -------------
  Net increase (decrease)..................................... (187,671) $(23,493,806)  2,021,984  $ 315,928,582
                                                               ========  ============  ==========  =============
CLASS B
  Sales.......................................................      167  $     21,173          45  $       5,712
  Reinvestments...............................................        0            40           0              0
  Redemptions.................................................      (51)       (6,041)          0              0
                                                               --------  ------------  ----------  -------------
  Net increase (decrease).....................................      116  $     15,172          45  $       5,712
                                                               ========  ============  ==========  =============
CLASS E
  Sales.......................................................   36,424  $  4,602,340      39,013  $   5,296,699
  Reinvestments...............................................      443        54,628         201         27,330
  Redemptions.................................................   (8,140)   (1,019,115)     (3,909)      (490,042)
                                                               --------  ------------  ----------  -------------
  Net increase (decrease).....................................   28,727  $  3,637,853      35,305  $   4,833,987
                                                               ========  ============  ==========  =============
  Increase (decrease) derived from capital share transactions. (158,828) $(19,840,781)  2,057,334  $ 320,768,281
                                                               ========  ============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-94

METROPOLITAN SERIES FUND, INC.

 FI STRUCTURED EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                   -----------------------
                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                     JUNE 30,    ---------
                                                                                       2003        2002
                                                                                   ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $ 124.89     $ 156.51
                                                                                    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................      1.04         1.53
  Net realized and unrealized gain (loss) on investments..........................     10.72       (31.88)
                                                                                    --------     --------
  Total from investment operations................................................     11.76       (30.35)
                                                                                    --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (1.01)       (1.27)
  Distributions from net realized capital gains...................................      0.00         0.00
                                                                                    --------     --------
  Total distributions.............................................................     (1.01)       (1.27)
                                                                                    --------     --------
NET ASSET VALUE, END OF PERIOD....................................................  $ 135.64     $ 124.89
                                                                                    ========     ========
TOTAL RETURN (%)..................................................................       9.5 (b)    (19.5)
Ratio of operating expenses to average net assets before expense reductions (%)...      0.73 (c)     0.72
Ratio of operating expenses to average net assets after expense reductions (%) (d)        --         0.71
Ratio of net investment income to average net assets (%)..........................      1.55 (c)     1.30
Portfolio turnover rate (%).......................................................        44 (c)      142
Net assets, end of period (000)...................................................  $507,923     $491,124

                                                                                        CLASS A
                                                                                   ---------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------------
                                                                                     2001      2000      1999      1998
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 183.39  $ 198.49  $ 208.34  $ 179.98
                                                                                   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     1.06      1.16      1.78      1.30
  Net realized and unrealized gain (loss) on investments..........................   (26.45)   (11.28)    17.51     42.44
                                                                                   --------  --------  --------  --------
  Total from investment operations................................................   (25.39)   (10.12)    19.29     43.74
                                                                                   --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (1.49)     0.00     (1.78)    (1.31)
  Distributions from net realized capital gains...................................     0.00     (4.98)   (27.36)   (14.07)
                                                                                   --------  --------  --------  --------
  Total distributions.............................................................    (1.49)    (4.98)   (29.14)   (15.38)
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $ 156.51  $ 183.39  $ 198.49  $ 208.34
                                                                                   ========  ========  ========  ========
TOTAL RETURN (%)..................................................................    (13.9)     (5.2)      9.4      24.4
Ratio of operating expenses to average net assets before expense reductions (%)...     0.78      0.73      0.74      0.78
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.74      0.70        --        --
Ratio of net investment income to average net assets (%)..........................     0.60      0.61      0.94      0.80
Portfolio turnover rate (%).......................................................      154       138       115       100
Net assets, end of period (000)................................................... $298,982  $388,127  $417,540  $281,557

                                                                                      CLASS B
                                                                           -------------------------     ------------
                                                                           SIX MONTHS   JULY 30, 2002(A) SIX MONTHS
                                                                             ENDED          THROUGH        ENDED
                                                                            JUNE 30,      DECEMBER 31,    JUNE 30,
                                                                              2003            2002          2003
                                                                           ----------   ---------------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD......................................  $124.47         $125.90       $124.66
                                                                            -------         -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................................................     0.88            0.18          0.74
  Net realized and unrealized gain (loss) on investments..................    10.84           (1.61)        10.90
                                                                            -------         -------       -------
  Total from investment operations........................................    11.72           (1.43)        11.64
                                                                            -------         -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income................................    (0.92)           0.00         (0.92)
  Distributions from net realized capital gains...........................     0.00            0.00          0.00
                                                                            -------         -------       -------
  Total distributions.....................................................    (0.92)           0.00         (0.92)
                                                                            -------         -------       -------
NET ASSET VALUE, END OF PERIOD............................................  $135.27         $124.47       $135.38
                                                                            =======         =======       =======
TOTAL RETURN (%)..........................................................      9.5 (b)        (1.1)(b)       9.4 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................     0.98 (c)        0.97 (c)      0.88 (c)
Ratio of operating expenses to average net assets after expense reductions
 (%) (d)..................................................................       --            0.96 (c)        --
Ratio of net investment income to average net assets (%)..................     1.21 (c)        1.36 (c)      1.40 (c)
Portfolio turnover rate (%)...............................................       44 (c)         142 (c)        44 (c)
Net assets, end of period (000)...........................................  $    22         $     6       $ 9,991

                                                                               CLASS E
                                                                           ------------------------
                                                                                        MAY 1, 2001(A)
                                                                            YEAR ENDED     THROUGH
                                                                           DECEMBER 31,  DECEMBER 31,
                                                                               2002          2001
                                                                           ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................   $156.28       $177.17
                                                                             -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................................................      1.35          0.14
  Net realized and unrealized gain (loss) on investments..................    (31.80)       (21.03)
                                                                             -------       -------
  Total from investment operations........................................    (30.45)       (20.89)
                                                                             -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income................................     (1.17)         0.00
  Distributions from net realized capital gains...........................      0.00          0.00
                                                                             -------       -------
  Total distributions.....................................................     (1.17)         0.00
                                                                             -------       -------
NET ASSET VALUE, END OF PERIOD............................................   $124.66       $156.28
                                                                             =======       =======
TOTAL RETURN (%)..........................................................     (19.6)        (11.8)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................      0.87          0.93 (c)
Ratio of operating expenses to average net assets after expense reductions
 (%) (d)..................................................................      0.86          0.89 (c)
Ratio of net investment income to average net assets (%)..................      1.15          0.61 (c)
Portfolio turnover rate (%)...............................................       142           154 (c)
Net assets, end of period (000)...........................................   $ 5,619       $ 1,527

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-95

METROPOLITAN SERIES FUND, INC.

  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--91.1% OF TOTAL NET ASSETS

                                                              VALUE
           SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                     AEROSPACE & DEFENSE--0.9%
              77,100 The Boeing Co........................ $  2,646,072
                                                           ------------

                     BANKS--7.4%
             140,300 The Bank of New York Co., Inc........    4,033,625
             246,200 U.S. Bancorp.........................    6,031,900
             315,100 Washington Mutual, Inc...............   13,013,630
                                                           ------------
                                                             23,079,155
                                                           ------------

                     BIOTECHNOLOGY--1.2%
              86,600 Chiron Corp. (c).....................    3,786,152
                                                           ------------

                     BUSINESS SERVICES--2.8%
             202,500 H&R Block, Inc.......................    8,758,125
                                                           ------------

                     COMPUTERS & BUSINESS EQUIPMENT--4.8%
             931,500 Sun Microsystems, Inc. (b)...........    4,284,900
             190,400 SunGard Data Systems, Inc. (b).......    4,933,264
             548,900 Xerox Corp. (c)......................    5,812,851
                                                           ------------
                                                             15,031,015
                                                           ------------

                     CONGLOMERATES--2.6%
             209,550 Honeywell International, Inc.........    5,626,417
              36,500 Illinois Tool Works, Inc.............    2,403,525
                                                           ------------
                                                              8,029,942
                                                           ------------

                     CONSTRUCTION MATERIALS--1.9%
             249,000 Masco Corp...........................    5,938,650
                                                           ------------

                     DRUGS & HEALTH CARE--9.0%
             138,500 Abbott Laboratories..................    6,060,760
              65,400 AmerisourceBergen Corp...............    4,535,490
             255,900 Bristol-Myers Squibb Co..............    6,947,685
             100,500 Merck & Co., Inc.....................    6,085,275
             241,600 Schering-Plough Corp.................    4,493,760
                                                           ------------
                                                             28,122,970
                                                           ------------

                     ELECTRIC UTILITIES--1.7%
             268,200 Duke Energy Co.......................    5,350,590
                                                           ------------

                     ENVIRONMENTAL CONTROL--1.7%
             219,900 Waste Management, Inc................    5,297,391
                                                           ------------

                     FEDERAL AGENCIES--2.4%
             109,550 Federal National Mortgage Association    7,388,052
                                                           ------------

                     FOOD & BEVERAGES--11.2%
              88,700 Anheuser-Busch Cos., Inc.............    4,528,135
              97,500 Diageo, Plc. (ADR) (c)...............    4,266,600
             108,200 General Mills, Inc...................    5,129,762
             153,750 H.J. Heinz Co........................    5,070,675
             166,700 Kraft Foods, Inc.....................    5,426,085
             224,000 Safeway, Inc. (b)....................    4,583,040
             354,800 The Kroger Co. (b)...................    5,918,064
                                                           ------------
                                                             34,922,361
                                                           ------------

                                                             VALUE
            SHARES                                          (NOTE 1)
          ------------------------------------------------------------

                      GAS & OIL--3.7%
              109,100 Burlington Resources, Inc.......... $  5,899,037
              101,371 ConocoPhillips.....................    5,555,131
                                                          ------------
                                                            11,454,168
                                                          ------------

                      HEALTH CARE-PRODUCTS--2.9%
              202,000 Baxter International, Inc..........    5,252,000
               87,800 Guidant Corp. (b)..................    3,897,442
                                                          ------------
                                                             9,149,442
                                                          ------------

                      HOTELS & RESTAURANTS--4.8%
              333,400 McDonald's Corp....................    7,354,804
              252,800 Yum! Brands, Inc. (b)..............    7,472,768
                                                          ------------
                                                            14,827,572
                                                          ------------

                      HOUSEHOLD APPLIANCES & HOME FURNISHINGS--1.8%
              130,500 Black & Decker Corp................    5,670,225
                                                          ------------

                      HOUSEHOLD PRODUCTS--1.9%
              113,500 Fortune Brands, Inc................    5,924,700
                                                          ------------

                      INSURANCE--1.9%
              130,300 MGIC Investment Corp...............    6,077,192
                                                          ------------

                      LEISURE--2.3%
              112,200 Carnival Corp......................    3,647,622
               90,800 Harley-Davidson, Inc...............    3,619,288
                                                          ------------
                                                             7,266,910
                                                          ------------

                      MEDIA--12.7%
              505,000 AOL Time Warner, Inc. (b)..........    8,125,450
               72,100 Comcast Corp. (Special Class A) (b)    2,078,643
              142,000 EchoStar Communications Corp.
                       (Class A) (b)(c)..................    4,916,040
               62,900 Gannett Co., Inc...................    4,831,349
              406,300 General Motors Corp. (Class H) (b).    5,204,703
               65,100 Knight-Ridder, Inc.................    4,487,343
              690,600 Liberty Media Corp. (b)............    7,983,336
              101,300 The Walt Disney Co.................    2,000,675
                                                          ------------
                                                            39,627,539
                                                          ------------

                      RETAIL--6.3%
              275,000 J.C. Penney Co., Inc...............    4,633,750
              235,200 The Gap, Inc.......................    4,412,352
              247,400 The Home Depot, Inc................    8,193,888
              191,000 Toys 'R' Us, Inc. (b)..............    2,314,920
                                                          ------------
                                                            19,554,910
                                                          ------------

                      SOFTWARE--2.7%
               71,300 Automatic Data Processing, Inc.....    2,414,218
              147,300 First Data Corp....................    6,104,112
                                                          ------------
                                                             8,518,330
                                                          ------------

                See accompanying notes to financial statements.

                                    MSF-96

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--8.9%


                                                           VALUE
              SHARES                                      (NOTE 1)
            --------------------------------------------------------

                        TELECOMMUNICATIONS--1.3%
                284,600 Sprint Corp. (FON Group)....... $  4,098,240
                                                        ------------

                        TOYS & AMUSEMENTS--1.2%
                205,800 Mattel, Inc....................    3,893,736
                                                        ------------
                        Total Common Stocks
                         (Identified Cost $270,374,281)  284,413,439
                                                        ------------

SHORT TERM INVESTMENTS8.9%

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
       -----------------------------------------------------------------

                   REPURCHASE AGREEMENT--8.9%
       $27,612,000 State Street Corp. Repurchase Agreement
                    dated 06/30/03 at 0.150% to be
                    repurchased at $27,612,115 on
                    07/01/03, collateralized by $28,085,000
                    U.S. Treasury Note 2.000% due 11/30/04
                    with a value of $28,446,988............ $ 27,612,000
                                                            ------------
                   Total Short Term Investments
                    (Identified Cost $27,612,000)..........   27,612,000
                                                            ------------
                   Total Investments--100.0%
                    (Identified Cost $297,986,281) (a).....  312,025,439
                   Other assets less liabilities...........       21,267
                                                            ------------
                   TOTAL NET ASSETS--100%.................. $312,046,706
                                                            ============

                See accompanying notes to financial statements.

                                    MSF-97

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value.........................            $312,025,439
      Cash.........................................                     151
      Collateral for securities loaned.............               7,427,761
      Receivable for:
       Securities sold.............................                 924,167
       Fund shares sold............................                 366,703
       Dividends and interest......................                 231,172
                                                               ------------
        Total Assets...............................             320,975,393
    LIABILITIES
      Payable for:
       Fund shares redeemed........................ $   86,113
       Securities purchased........................  1,163,120
       Return of collateral for securities loaned..  7,427,761
      Accrued expenses:
       Management fees.............................    189,081
       Service and distribution fees...............      6,434
       Other expenses..............................     56,178
                                                    ----------
        Total Liabilities..........................               8,928,687
                                                               ------------
    NET ASSETS.....................................            $312,046,706
                                                               ============
      Net assets consist of:
       Capital paid in.............................            $310,026,613
       Undistributed net investment income.........                 704,345
       Accumulated net realized gains (losses).....             (12,723,410)
       Unrealized appreciation (depreciation) on
        investments................................              14,039,158
                                                               ------------
    NET ASSETS.....................................            $312,046,706
                                                               ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($257,349,375 divided by 23,768,129
     shares outstanding)...........................            $      10.83
                                                               ============
    CLASS B
    Net asset value and redemption price per share
     ($422,360 divided by 39,123 shares
     outstanding)..................................            $      10.80
                                                               ============
    CLASS E
    Net asset value and redemption price per share
     ($54,274,971 divided by 5,024,756 shares
     outstanding)..................................            $      10.80
                                                               ============
    Identified cost of investments.................            $297,986,281
                                                               ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

       INVESTMENT INCOME
         Dividends...............................          $ 1,805,350(a)
         Interest................................               31,368(b)
                                                           -----------
                                                             1,836,718
       EXPENSES
         Management fees......................... $989,925
         Service and distribution fees--Class B..      264
         Service and distribution fees--Class E..   26,885
         Directors' fees and expenses............   11,321
         Custodian...............................   40,082
         Audit and tax services..................   11,150
         Legal...................................    8,094
         Printing................................   39,626
         Insurance...............................    3,786
         Miscellaneous...........................    1,240
                                                  --------
         Total expenses..........................            1,132,373
                                                           -----------
       NET INVESTMENT INCOME.....................              704,345
                                                           -----------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net........................           (8,118,171)
       Unrealized appreciation (depreciation) on:
         Investments--net........................           41,101,464
                                                           -----------
       Net gain (loss)...........................           32,983,293
                                                           -----------
       NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS..........................          $33,687,638
                                                           ===========

(a)Net of foreign taxes of $4,991.
(b)Includes income on securities loaned of $4,172.

                See accompanying notes to financial statements.

                                    MSF-98

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    704,345  $  1,701,927
  Net realized gain (loss)..........................................   (8,118,171)   (4,086,325)
  Unrealized appreciation (depreciation)............................   41,101,464   (40,594,234)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   33,687,638   (42,978,632)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................            0    (1,906,053)
    Class E.........................................................            0       (44,956)
                                                                     ------------  ------------
                                                                                0    (1,951,009)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................            0    (3,650,412)
    Class E.........................................................            0      (104,871)
                                                                     ------------  ------------
                                                                                0    (3,755,283)
                                                                     ------------  ------------
   Tax return of capital
    Class A.........................................................            0    (2,156,274)
    Class E.........................................................            0       (61,947)
                                                                     ------------  ------------
                                                                                0    (2,218,221)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................            0    (7,924,513)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   24,871,262    90,448,033
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   58,558,900    39,544,888

NET ASSETS
  Beginning of the period...........................................  253,487,806   213,942,918
                                                                     ------------  ------------
  End of the period................................................. $312,046,706  $253,487,806
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    704,345  $          0
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,710,612  $ 16,953,618   8,504,623  $ 94,758,366
  Reinvestments...............................................          0             0     728,606     7,712,739
  Redemptions................................................. (1,730,881)  (16,418,375) (3,933,937)  (38,683,218)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    (20,269) $    535,243   5,299,292  $ 63,787,887
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................     38,581  $    371,191         921  $      8,503
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................       (373)       (3,845)         (6)          (54)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................     38,208  $    367,346         915  $      8,449
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  2,799,793  $ 27,598,612   3,100,282  $ 31,860,553
  Reinvestments...............................................          0             0      21,333       211,774
  Redemptions.................................................   (374,845)   (3,629,939)   (537,798)   (5,420,630)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,424,948  $ 23,968,673   2,583,817  $ 26,651,697
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  2,442,887  $ 24,871,262   7,884,024  $ 90,448,033
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-99

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                           CLASS A
                                                                           ---------------------------------------------------
                                                                            SIX MONTHS
                                                                              ENDED             YEAR ENDED DECEMBER 31,
                                                                             JUNE 30,    ------------------------------------
                                                                               2003        2002      2001      2000     1999
                                                                           ----------    --------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD......................................  $   9.61     $  11.56  $   9.79  $  8.93  $  9.70
                                                                            --------     --------  --------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................................................      0.03         0.06      0.08     0.13     0.10
  Net realized and unrealized gain (loss) on investments..................      1.19        (1.66)     1.72     0.97    (0.78)
                                                                            --------     --------  --------  -------  -------
  Total from investment operations........................................      1.22        (1.60)     1.80     1.10    (0.68)
                                                                            --------     --------  --------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income................................      0.00        (0.09)    (0.03)   (0.14)   (0.08)
  Distributions from net realized capital gains...........................      0.00        (0.16)     0.00    (0.10)   (0.01)
  Tax return of capital...................................................      0.00        (0.10)     0.00     0.00     0.00
                                                                            --------     --------  --------  -------  -------
  Total distributions.....................................................      0.00        (0.35)    (0.03)   (0.24)   (0.09)
                                                                            --------     --------  --------  -------  -------
NET ASSET VALUE, END OF PERIOD............................................  $  10.83     $   9.61  $  11.56  $  9.79  $  8.93
                                                                            ========     ========  ========  =======  =======
TOTAL RETURN (%)..........................................................      12.7 (b)    (14.2)     18.4     12.4     (6.9)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................      0.83 (c)     0.83      0.86     0.94     0.91
Ratio of operating expenses to average net assets after expense reductions
 (%) (d)..................................................................        --         0.82      0.84     0.85       --
Ratio of net investment income to average net assets (%)..................      0.55 (c)     0.68      0.98     1.74     1.63
Portfolio turnover rate (%)...............................................        20 (c)       30        33       82       17
Net assets, end of period (000)...........................................  $257,349     $228,544  $213,758  $53,575  $38,378
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)..........        --           --        --       --     1.15

                                                                           ----------------
                                                                           NOVEMBER 9, 1998(A)
                                                                                 THROUGH
                                                                              DECEMBER 31,
                                                                                  1998
                                                                           -------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................       $10.00
                                                                                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................................................         0.03
  Net realized and unrealized gain (loss) on investments..................        (0.30)
                                                                                 ------
  Total from investment operations........................................        (0.27)
                                                                                 ------
LESS DISTRIBUTIONS
  Distributions from net investment income................................        (0.03)
  Distributions from net realized capital gains...........................         0.00
  Tax return of capital...................................................         0.00
                                                                                 ------
  Total distributions.....................................................        (0.03)
                                                                                 ------
NET ASSET VALUE, END OF PERIOD............................................       $ 9.70
                                                                                 ======
TOTAL RETURN (%)..........................................................         (2.7)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................         0.70 (c)
Ratio of operating expenses to average net assets after expense reductions
 (%) (d)..................................................................           --
Ratio of net investment income to average net assets (%)..................         2.47 (c)
Portfolio turnover rate (%)...............................................           16 (c)
Net assets, end of period (000)...........................................       $8,658
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)..........         1.79 (c)

                                                                                        CLASS B
                                                                             -------------------------     ------------
                                                                             SIX MONTHS   JULY 30, 2002(A) SIX MONTHS
                                                                               ENDED          THROUGH        ENDED
                                                                              JUNE 30,      DECEMBER 31,    JUNE 30,
                                                                                2003            2002          2003
                                                                             ----------   ---------------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD........................................   $ 9.59          $ 9.96       $  9.59
                                                                               ------          ------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................................     0.00            0.01          0.02
  Net realized and unrealized gain (loss) on investments....................     1.21           (0.38)         1.19
                                                                               ------          ------       -------
  Total from investment operations..........................................     1.21           (0.37)         1.21
                                                                               ------          ------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income..................................     0.00            0.00          0.00
  Distributions from net realized capital gains.............................     0.00            0.00          0.00
  Tax return of capital.....................................................     0.00            0.00          0.00
                                                                               ------          ------       -------
  Total distributions.......................................................     0.00            0.00          0.00
                                                                               ------          ------       -------
NET ASSET VALUE, END OF PERIOD..............................................   $10.80          $ 9.59       $ 10.80
                                                                               ======          ======       =======
TOTAL RETURN (%)............................................................     12.6 (b)        (3.7)(b)      12.6 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%).............................................................     1.08 (c)        1.08 (c)      0.98 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).........................................................       --            1.07 (c)        --
Ratio of net investment income to average net assets (%)....................     0.31 (c)        0.61 (c)      0.40 (c)
Portfolio turnover rate (%).................................................       20 (c)          30 (c)        20 (c)
Net assets, end of period (000).............................................   $  422          $    9       $54,275
The Ratios of operating expenses to average net assets without giving effect
 to the contractual expense agreement would have been (%)...................       --              --            --

                                                                                 CLASS E
                                                                             ------------------------
                                                                                          MAY 1, 2001(A)
                                                                              YEAR ENDED     THROUGH
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2002          2001
                                                                             ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................................   $ 11.55        $11.00
                                                                               -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................................      0.09          0.00
  Net realized and unrealized gain (loss) on investments....................     (1.71)         0.55
                                                                               -------        ------
  Total from investment operations..........................................     (1.62)         0.55
                                                                               -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income..................................     (0.08)         0.00
  Distributions from net realized capital gains.............................     (0.16)         0.00
  Tax return of capital.....................................................     (0.10)         0.00
                                                                               -------        ------
  Total distributions.......................................................     (0.34)         0.00
                                                                               -------        ------
NET ASSET VALUE, END OF PERIOD..............................................   $  9.59        $11.55
                                                                               =======        ======
TOTAL RETURN (%)............................................................     (14.3)          5.0 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%).............................................................      0.98          1.01 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).........................................................      0.97          0.98 (c)
Ratio of net investment income to average net assets (%)....................      0.67          1.28 (c)
Portfolio turnover rate (%).................................................        30            33 (c)
Net assets, end of period (000).............................................   $24,936        $  185
The Ratios of operating expenses to average net assets without giving effect
 to the contractual expense agreement would have been (%)...................        --            --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-100

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--97.0% OF TOTAL NET ASSETS


                                                              VALUE
        SHARES                                               (NOTE 1)
        ---------------------------------------------------------------

                ADVERTISING--0.7%
         39,100 Omnicom Group, Inc........................ $  2,803,470
                                                           ------------

                BANKS--1.1%
        123,600 Bank One Corp.............................    4,595,448
                                                           ------------

                BIOTECHNOLOGY--3.0%
        186,400 Amgen, Inc. (b)...........................   12,384,416
                                                           ------------

                BUSINESS SERVICES--0.5%
         78,000 Paychex, Inc..............................    2,286,180
                                                           ------------

                COMPUTERS & BUSINESS EQUIPMENT--5.9%
        330,100 Dell Computer Corp. (b)...................   10,549,996
        458,100 Hewlett-Packard Co........................    9,757,530
         50,200 International Business Machines Corp......    4,141,500
                                                           ------------
                                                             24,449,026
                                                           ------------

                CONGLOMERATES--2.0%
         65,600 3M Co.....................................    8,461,088
                                                           ------------

                COSMETICS & PERSONAL CARE--1.7%
         33,400 Avon Products, Inc........................    2,077,480
         55,700 The Procter & Gamble Co...................    4,967,326
                                                           ------------
                                                              7,044,806
                                                           ------------

                DRUGS & HEALTH CARE--13.4%
        221,100 Abbott Laboratories.......................    9,675,336
         64,900 Allergan, Inc.............................    5,003,790
         89,600 AstraZeneca, Plc. (ADR)...................    3,652,992
        109,300 Forest Laboratories, Inc. (b).............    5,984,175
        114,800 Genentech, Inc. (b).......................    8,279,376
        103,800 Gilead Sciences, Inc. (b).................    5,769,204
        111,600 MedImmune, Inc. (b).......................    4,058,892
        200,040 Pfizer, Inc...............................    6,831,366
        113,300 Teva Pharmaceutical Industries, Ltd. (ADR)    6,450,169
                                                           ------------
                                                             55,705,300
                                                           ------------

                ELECTRONICS--0.6%
        122,000 Agilent Technologies, Inc. (b)............    2,385,100
                                                           ------------

                FINANCIAL SERVICES--4.7%
        267,400 American Express Co.......................   11,179,994
        147,200 Citigroup, Inc............................    6,300,160
         51,300 SLM Corp..................................    2,009,421
                                                           ------------
                                                             19,489,575
                                                           ------------

                FOOD & BEVERAGES--2.2%
        124,600 Anheuser-Busch Cos., Inc..................    6,360,830
         55,300 Whole Foods Market, Inc. (b)..............    2,628,409
                                                           ------------
                                                              8,989,239
                                                           ------------

                                                               VALUE
       SHARES                                                 (NOTE 1)
       -----------------------------------------------------------------

               GAS & OIL--3.2%
       100,500 BJ Services Co. (b)......................... $  3,754,680
       204,200 Schlumberger, Ltd...........................    9,713,794
                                                            ------------
                                                              13,468,474
                                                            ------------

               HEALTH CARE--PRODUCTS--3.2%
        73,600 Boston Scientific Corp. (b).................    4,496,960
        91,900 Johnson & Johnson...........................    4,751,230
        80,800 Medtronic, Inc..............................    3,875,976
                                                            ------------
                                                              13,124,166
                                                            ------------

               HOTELS & RESTAURANTS--1.0%
       108,600 Marriott International, Inc. (Class A)......    4,172,412
                                                            ------------

               INSURANCE--3.6%
       160,700 American International Group, Inc...........    8,867,426
        73,600 XL Capital, Ltd.............................    6,108,800
                                                            ------------
                                                              14,976,226
                                                            ------------

               INTERNATIONAL OIL--1.9%
       105,300 Total S.A. (ADR)............................    7,981,740
                                                            ------------

               INTERNET--1.0%
        40,600 eBay, Inc. (b)..............................    4,229,708
                                                            ------------

               INVESTMENT BROKERAGE--3.8%
        88,400 Goldman Sachs Group, Inc....................    7,403,500
       176,700 Merrill Lynch & Co., Inc....................    8,248,356
                                                            ------------
                                                              15,651,856
                                                            ------------

               LEISURE--0.8%
        88,500 Harley-Davidson, Inc........................    3,527,610
                                                            ------------

               MEDIA--6.7%
        86,600 Clear Channel Communications, Inc. (b)......    3,670,974
       410,600 Liberty Media Corp. (b).....................    4,746,536
        37,500 New York Times Co...........................    1,706,250
       215,500 Univision Communications, Inc. (Class A) (b)    6,551,200
       257,900 Viacom, Inc. (Class B) (b)..................   11,259,914
                                                            ------------
                                                              27,934,874
                                                            ------------

               RETAIL--11.0%
       210,000 Bed Bath & Beyond, Inc. (b).................    8,150,100
        15,600 CarMax, Inc. (b)............................      470,340
       189,200 Kohl's Corp. (b)............................    9,721,096
        55,900 Lowe's Cos., Inc............................    2,400,905
       313,200 Starbucks Corp. (b).........................    7,679,664
       181,200 Tiffany & Co................................    5,921,616
       211,300 Wal-Mart Stores, Inc........................   11,340,471
                                                            ------------
                                                              45,684,192
                                                            ------------

               SEMICONDUCTORS--11.7%
        84,600 Analog Devices, Inc. (b)....................    2,945,772
       381,200 Applied Materials, Inc. (b).................    6,045,832

                See accompanying notes to financial statements.

                                    MSF-101

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               OPTIONS PURCHASED--0.0%


                                                         VALUE
              SHARES                                    (NOTE 1)
              ----------------------------------------------------

                      SEMICONDUCTORS--(CONTINUED)
              525,700 Intel Corp..................... $ 10,926,149
              124,000 KLA-Tencor Corp. (b)...........    5,764,760
              175,300 Novellus Systems, Inc. (b).....    6,419,661
              206,500 STMicroelectronics NV (ADR)....    4,293,135
              388,600 Texas Instruments, Inc.........    6,839,360
              206,300 Xilinx, Inc. (b)...............    5,221,453
                                                      ------------
                                                        48,456,122
                                                      ------------

                      SOFTWARE--6.6%
              113,300 First Data Corp................    4,695,152
              638,800 Microsoft Corp.................   16,359,668
              215,600 SAP AG (ADR)...................    6,299,832
                                                      ------------
                                                        27,354,652
                                                      ------------

                      TELECOMMUNICATIONS--6.7%
              781,600 Cisco Systems, Inc. (b)........   13,044,904
              443,600 Nokia Corp. (ADR)..............    7,288,348
              374,300 Vodafone Group, Plc. (ADR).....    7,354,995
                                                      ------------
                                                        27,688,247
                                                      ------------
                      Total Common Stocks
                       (Identified Cost $383,576,019)  402,843,927
                                                      ------------

Options Purchased0.0%

         SHARES
       SUBJECT TO                                             VALUE
          PUT                                                (NOTE 1)
       -----------------------------------------------------------------

                   PUTS--0.0%
            23,700 AstraZeneca, Plc. July 40 Put, 07/19/03 $     17,775
                                                           ------------
                   Total Options Purchased................
                   (Identified Cost $10,665)..............       17,775
                                                           ------------

       SHORT TERM INVESTMENTS--3.1%
          FACE
         AMOUNT
       -----------------------------------------------------------------

                   COMMERCIAL PAPER--3.1%
       $13,104,000 General Electric Capital Corp. 1.200%,
                    07/01/03..............................   13,104,000
                                                           ------------
                   Total Short Term Investments
                    (Identified Cost $13,104,000).........   13,104,000
                                                           ------------
                   Total Investments--100.1%
                    (Identified Cost $396,690,684) (a)....  415,965,702
                   Other assets less liabilities..........     (601,544)
                                                           ------------
                   TOTAL NET ASSETS--100%................. $415,364,158
                                                           ============


        OPTIONS WRITTEN--0.0%
          SHARES
        SUBJECT TO                                          UNREALIZED
           CALL                                     VALUE  APPRECIATION
        ---------------------------------------------------------------
          23,700   AstraZeneca, Plc., July 30 Call,
                    7/19/03........................ $1,778     $592

                See accompanying notes to financial statements.

                                    MSF-102

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value........................            $415,965,702
      Cash........................................                     925
      Receivable for:
       Securities sold............................               3,676,376
       Fund shares sold...........................                 801,929
       Dividends and interest.....................                 208,105
       Foreign taxes..............................                  49,698
                                                              ------------
        Total Assets..............................             420,702,735
    LIABILITIES
      Call options written at value (premiums
       received $2,370)........................... $    1,778
      Payable for:
       Fund shares redeemed.......................         62
       Securities purchased.......................  5,023,132
       Withholding taxes..........................      6,109
      Accrued expenses:
       Management fees............................    230,203
       Service and distribution fees..............     20,834
       Deferred trustees fees.....................      3,360
       Other expenses.............................     53,099
                                                   ----------
        Total Liabilities.........................               5,338,577
                                                              ------------
    NET ASSETS....................................            $415,364,158
                                                              ============
      Net assets consist of:
       Capital paid in............................            $465,267,338
       Undistributed net investment income........                 482,425
       Accumulated net realized gains (losses)....             (69,661,214)
       Unrealized appreciation (depreciation) on
        investments and options...................              19,275,609
                                                              ------------
    NET ASSETS....................................            $415,364,158
                                                              ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($307,621,782 divided by
     35,709,634 shares outstanding)...............            $       8.61
                                                              ============
    CLASS B
    Net asset value and redemption price per
     share ($107,742,376 divided by
     12,540,898 shares outstanding)...............            $       8.59
                                                              ============
    Identified cost of investments................            $396,690,684
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................              $  1,867,925 (a)
      Interest................................                    92,969
                                                            ------------
                                                               1,960,894
    EXPENSES
      Management fees......................... $ 1,280,741
      Service and distribution fees--Class B..     108,916
      Directors' fees and expenses............       8,721
      Custodian...............................      40,133
      Audit and tax services..................      11,150
      Legal...................................       5,571
      Printing................................      26,588
      Insurance...............................       4,099
      Miscellaneous...........................         753
                                               -----------
      Total expenses before reductions........   1,486,672
      Expense reductions......................     (59,588)    1,427,084
                                               -----------  ------------
    NET INVESTMENT INCOME.....................                   533,810
                                                            ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................               (22,481,582)
    Unrealized appreciation (depreciation) on:
      Investments--net........................  66,202,535
      Options--net............................       7,702    66,210,237
                                               -----------  ------------
    Net gain (loss)...........................                43,728,655
                                                            ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $ 44,262,465
                                                            ============

(a)Net of foreign taxes of $51,575

                See accompanying notes to financial statements.

                                    MSF-103

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS   MAY 1, 2002(A)
                                                                        ENDED         THROUGH
                                                                       JUNE 30,     DECEMBER 31,
                                                                         2003           2002
                                                                     ------------  --------------
FROM OPERATIONS
  Net investment income............................................. $    533,810   $    690,169
  Net realized gain (loss)..........................................  (22,481,582)   (47,179,632)
  Unrealized appreciation (depreciation)............................   66,210,237    (46,934,628)
                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   44,262,465    (93,424,091)
                                                                     ------------   ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (551,417)             0
    Class B.........................................................     (190,137)             0
                                                                     ------------   ------------
  TOTAL DISTRIBUTIONS...............................................     (741,554)             0
                                                                     ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   31,263,869    434,003,469
                                                                     ------------   ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   74,784,780    340,579,378

NET ASSETS
  Beginning of the period...........................................  340,579,378              0
                                                                     ------------   ------------
  End of the period................................................. $415,364,158   $340,579,378
                                                                     ============   ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    482,425   $    690,169
                                                                     ============   ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                                              MAY 1, 2002(A)
                                                                   SIX MONTHS ENDED               THROUGH
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,895,566  $ 15,235,995  41,378,419  $412,826,465
  Reinvestments...............................................     68,414       551,417           0             0
  Redemptions................................................. (2,997,307)  (23,745,268) (4,635,458)  (38,829,704)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... (1,033,327) $ (7,957,856) 36,742,961  $373,996,761
                                                               ==========  ============  ==========  ============
CLASS B
  Sales....................................................... 12,008,406  $ 95,598,684   7,478,824  $ 60,378,316
  Reinvestments...............................................     23,620       190,137           0             0
  Redemptions................................................. (6,923,342)  (56,567,096)    (46,610)     (371,608)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  5,108,684    39,221,725   7,432,214  $ 60,006,708
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  4,075,357  $ 31,263,869  44,175,175  $434,003,469
                                                               ==========  ============  ==========  ============

(a)Commencement of operations.

                See accompanying notes to financial statements.

                                    MSF-104

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                     CLASS A                      CLASS B
                                                          -------------------------     ------------------------
                                                           SIX MONTHS   MAY 1, 2002(A)   SIX MONTHS   MAY 1, 2002(A)
                                                             ENDED         THROUGH         ENDED         THROUGH
                                                            JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                              2003           2002           2003           2002
                                                          ----------    --------------  ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $   7.71        $  10.00      $   7.70        $ 10.00
                                                           --------        --------      --------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      0.01            0.02          0.00           0.00
  Net realized and unrealized gain (loss) on investments.      0.91           (2.31)         0.90          (2.30)
                                                           --------        --------      --------        -------
  Total from investment operations.......................      0.92           (2.29)         0.90          (2.30)
                                                           --------        --------      --------        -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (0.02)           0.00         (0.01)          0.00
                                                           --------        --------      --------        -------
  Total Distributions....................................     (0.02)           0.00         (0.01)          0.00
                                                           --------        --------      --------        -------
NET ASSET VALUE, END OF PERIOD...........................  $   8.61        $   7.71      $   8.59        $  7.70
                                                           ========        ========      ========        =======
TOTAL RETURN (%).........................................      11.9 (b)       (22.9)(b)      11.7 (b)      (23.0)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%)..................................      0.73 (c)        0.74 (c)      0.98 (c)       0.99 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d)..............................      0.70 (c)        0.68 (c)      0.95 (c)       0.93 (c)
Ratio of net investment income to average net assets (%).      0.34 (c)        0.31 (c)      0.07 (c)       0.06 (c)
Portfolio turnover rate (%)..............................        75 (c)          82 (c)        75 (c)         82 (c)
Net assets, end of period (000)..........................  $307,622        $283,320      $107,742        $57,259

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-105

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--99.3% OF TOTAL NET ASSETS


                                                                 VALUE
      SHARES                                                    (NOTE 1)
      --------------------------------------------------------------------

              ADVERTISING--0.5%
        1,600 Getty Images, Inc. (b).......................... $    66,080
        2,800 Lamar Advertising Co. (Class A) (b).............      98,588
        2,000 Omnicom Group, Inc..............................     143,400
                                                               -----------
                                                                   308,068
                                                               -----------

              AEROSPACE & DEFENSE--0.2%
        2,100 L-3 Communications Holdings, Inc. (b)(c)........      91,329
                                                               -----------

              AIRLINES--0.1%
        3,500 Southwest Airlines Co...........................      60,200
                                                               -----------

              APPAREL & TEXTILES--0.5%
        1,900 Liz Claiborne, Inc..............................      66,975
        5,200 Reebok International, Ltd. (b)..................     174,876
          700 The Timberland Co. (Class A) (b)................      37,002
                                                               -----------
                                                                   278,853
                                                               -----------

              BANKS--1.4%
        3,700 State Street Corp...............................     145,780
        9,900 U.S. Bancorp....................................     242,550
        2,300 Washington Mutual, Inc..........................      94,990
        4,400 Wells Fargo & Co................................     221,760
        2,400 Zions Bancorp...................................     121,464
                                                               -----------
                                                                   826,544
                                                               -----------

              BIOTECHNOLOGY--2.7%
       21,800 Amgen, Inc. (b).................................   1,448,392
        3,100 Genzyme Corp.-General Division (b)..............     129,580
                                                               -----------
                                                                 1,577,972
                                                               -----------

              BUSINESS SERVICES--2.1%
        6,900 Apollo Group, Inc. (Class A) (b)................     426,144
        5,500 Career Education Corp. (b)......................     376,310
        2,600 H&R Block, Inc..................................     112,450
        3,500 Iron Mountain, Inc. (b).........................     129,815
        3,600 Paychex, Inc....................................     105,516
          800 Rental-A-Center, Inc. (b).......................      60,648
                                                               -----------
                                                                 1,210,883
                                                               -----------

              COMPUTERS & BUSINESS EQUIPMENT--5.7%
        3,300 Affiliated Computer Services, Inc. (Class A) (b)     150,909
       55,000 Dell Computer Corp. (b).........................   1,757,800
          400 Electronic Data Systems Corp....................       8,580
       10,200 International Business Machines Corp............     841,500
        6,400 Lexmark International, Inc. (b).................     452,928
        5,000 SunGard Data Systems, Inc. (b)..................     129,550
                                                               -----------
                                                                 3,341,267
                                                               -----------

              CONGLOMERATES--6.4%
        5,600 3M Co...........................................     722,288
      105,000 General Electric Co.............................   3,011,400
                                                               -----------
                                                                 3,733,688
                                                               -----------

                                                               VALUE
       SHARES                                                 (NOTE 1)
       -----------------------------------------------------------------

               CONTAINERS & GLASS--0.1%
         1,400 Sealed Air Corp. (b)......................... $    66,724
                                                             -----------

               COSMETICS & PERSONAL CARE--2.0%
         3,400 Colgate-Palmolive Co.........................     197,030
        10,700 The Procter & Gamble Co......................     954,226
                                                             -----------
                                                               1,151,256
                                                             -----------

               DRUGS & HEALTH CARE--21.4%
        16,600 Abbott Laboratories..........................     726,416
         9,800 AdvancePCS (b)...............................     374,654
         4,800 Allergan, Inc................................     370,080
         8,800 AmerisourceBergen Corp.......................     610,280
         1,400 Anthem, Inc. (b).............................     108,010
         2,800 Barr Laboratories, Inc. (b)..................     183,400
        17,000 Cardinal Health, Inc.........................   1,093,100
         2,500 Caremark Rx, Inc. (b)........................      64,200
         5,200 Coventry Health Care, Inc. (b)...............     240,032
         4,200 Eli Lilly & Co...............................     289,674
         4,600 Express Scripts, Inc. (Class A) (b)..........     314,272
         6,900 Forest Laboratories, Inc. (b)................     377,775
         4,800 Gilead Sciences, Inc. (b)....................     266,784
         4,500 Health Management Associates, Inc. (Class A).      83,025
        10,300 Medimmune, Inc. (b)..........................     374,611
        16,300 Merck & Co., Inc.............................     986,965
         2,100 Mid Atlantic Medical Services, Inc. (b)......     109,830
       100,000 Pfizer, Inc..................................   3,415,000
         1,200 Quest Diagnostics, Inc. (b)..................      76,560
        15,000 UnitedHealth Group, Inc......................     753,750
         2,300 Universal Health Services, Inc. (Class B) (b)      91,126
         5,200 WellPoint Health Networks, Inc. (b)..........     438,360
        26,900 Wyeth........................................   1,225,295
                                                             -----------
                                                              12,573,199
                                                             -----------

               ELECTRIC UTILITIES--0.6%
         9,700 Edison International, Inc. (b)...............     159,371
         3,200 Entergy Corp.................................     168,896
                                                             -----------
                                                                 328,267
                                                             -----------

               ELECTRONICS--0.0%
         1,700 Arrow Electronics, Inc. (b)..................      25,908
                                                             -----------

               FEDERAL AGENCIES--2.3%
         7,600 Federal Home Loan Mortgage Corp..............     385,852
        14,600 Federal National Mortgage Association........     984,624
                                                             -----------
                                                               1,370,476
                                                             -----------

               FINANCIAL SERVICES--4.0%
         8,000 Capital One Financial Corp. (c)..............     393,440
        17,500 Citigroup, Inc...............................     749,000
         2,600 Doral Financial Corp.........................     116,090
        51,200 MBNA Corp....................................   1,067,008
         1,600 Waddell & Reed Financial, Inc. (Class A).....      41,072
                                                             -----------
                                                               2,366,610
                                                             -----------

                See accompanying notes to financial statements.

                                    MSF-106

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
           ---------------------------------------------------------

                  FOOD & BEVERAGES--2.8%
            3,900 Anheuser-Busch Cos., Inc.............. $   199,095
            6,600 Coca-Cola Enterprises, Inc............     119,790
            3,300 Pepsi Bottling Group, Inc.............      66,066
           21,600 PepsiCo, Inc..........................     961,200
            1,000 Performance Food Group Co. (b)........      37,000
            2,800 Sysco Corp............................      84,112
            9,500 The Kroger Co. (b)....................     158,460
                                                         -----------
                                                           1,625,723
                                                         -----------

                  GAS & OIL--0.6%
            4,200 BJ Services Co. (b)...................     156,912
            2,000 Burlington Resources, Inc.............     108,140
            3,200 Global SantaFe Corp...................      74,688
                                                         -----------
                                                             339,740
                                                         -----------

                  HEALTH CARE--PRODUCTS--5.4%
            1,000 Beckman Coulter, Inc..................      40,640
            3,200 Boston Scientific Corp. (b)...........     195,520
            3,700 Guidant Corp. (b).....................     164,243
            1,000 Henry Schein, Inc. (b)................      52,340
           36,600 Johnson & Johnson.....................   1,892,220
           14,300 Medtronic, Inc........................     685,971
            4,000 Steris Corp. (b)......................      92,360
            1,100 Varian Medical Systems, Inc. (b)......      63,327
                                                         -----------
                                                           3,186,621
                                                         -----------

                  HOTELS & RESTAURANTS--0.9%
            1,200 CBRL Group, Inc.......................      46,632
            6,300 Harrah's Entertainment, Inc. (b)......     253,512
            2,100 Krispy Kreme Doughnuts, Inc. (b) (c)..      86,478
            1,400 Marriott International, Inc. (Class A)      53,788
            3,700 Yum! Brands, Inc. (b).................     109,372
                                                         -----------
                                                             549,782
                                                         -----------

                  HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.3%
            2,800 Whirlpool Corp........................     178,360
                                                         -----------

                  INSURANCE--2.0%
           16,400 American International Group, Inc.....     904,952
            2,800 Brown & Brown, Inc....................      91,000
            5,500 Fidelity National Financial, Inc......     169,180
                                                         -----------
                                                           1,165,132
                                                         -----------

                  INTERNET--1.4%
            1,300 Expedia, Inc. (Class A) (b)...........      99,294
            3,300 Macromedia, Inc. (b)..................      69,432
           12,000 Symantec Corp. (b)....................     526,320
            8,100 VeriSign, Inc. (b) (c)................     112,023
                                                         -----------
                                                             807,069
                                                         -----------

                                                              VALUE
         SHARES                                              (NOTE 1)
         --------------------------------------------------------------

                INVESTMENT TRUSTS--1.9%
          9,400 Nasdaq 100 Trust (c)....................... $   281,530
          8,800 SPDR Trust Series 1........................     859,144
                                                            -----------
                                                              1,140,674
                                                            -----------

                LEISURE--0.8%
          2,900 GTECH Holdings Corp. (b)...................     109,185
            500 International Game Technology (b)..........      51,165
         13,700 Royal Caribbean Cruises, Ltd...............     317,292
                                                            -----------
                                                                477,642
                                                            -----------

                MEDIA--2.3%
          7,300 AOL Time Warner, Inc. (b)..................     117,457
          2,000 Comcast Corp. (Class A) (b)................      60,360
         12,200 Comcast Corp. (Special Class A) (b)........     351,726
          7,400 EchoStar Communications Corp. (Class A) (b)     256,188
          3,500 Fox Entertainment Group, Inc. (Class A) (b)     100,730
          1,000 The McGraw-Hill Cos., Inc..................      62,000
          4,300 The Walt Disney Co.........................      84,925
          7,200 Viacom, Inc. (Class B) (b).................     314,352
                                                            -----------
                                                              1,347,738
                                                            -----------

                MINING--0.6%
         13,600 Freeport-McMoRan Copper & Gold, Inc.
                 (Class B) (b)(c)..........................     333,200
                                                            -----------

                RETAIL--11.0%
          2,600 Abercrombie & Fitch Co. (Class A) (b)......      73,866
          4,300 Advanced Auto Parts Co. (b)................     261,870
          3,200 AutoZone, Inc. (b).........................     243,104
          6,000 Bed Bath & Beyond, Inc. (b)................     232,860
          9,400 Best Buy Co., Inc. (b) (c).................     412,848
          2,400 Chico's FAS, Inc. (b)......................      50,520
          3,300 Family Dollar Stores, Inc..................     125,895
          4,700 Federated Department Stores, Inc...........     173,195
          3,900 Kohl's Corp. (b)...........................     200,382
         22,300 Lowe's Cos., Inc...........................     957,785
          4,100 Office Depot, Inc. (b).....................      59,491
         17,500 Staples, Inc. (b)..........................     321,125
         10,200 Starbucks Corp. (b)........................     250,104
         23,600 The Home Depot, Inc........................     781,632
         21,700 TJX Cos., Inc..............................     408,828
         31,400 Wal-Mart Stores, Inc.......................   1,685,238
          3,600 Walgreen Co................................     108,360
          3,900 Williams-Sonoma, Inc. (b)..................     113,880
                                                            -----------
                                                              6,460,983
                                                            -----------

                SEMICONDUCTORS--5.2%
         96,500 Intel Corp.................................   2,005,656
          2,800 Intersil Corp. (Class A) (b)...............      74,508
          2,800 KLA-Tencor Corp. (b).......................     130,172
          8,300 Lam Research Corp. (b).....................     151,143
          9,600 PMC-Sierra, Inc. (b).......................     112,608
         12,000 QLogic Corp. (b)...........................     579,960
                                                            -----------
                                                              3,054,047
                                                            -----------

                See accompanying notes to financial statements.

                                    MSF-107

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--3.2%


                                                            VALUE
          SHARES                                           (NOTE 1)
          -----------------------------------------------------------

                  SOFTWARE--7.8%
            7,500 Adobe Systems, Inc..................... $   240,525
            3,500 Automatic Data Processing, Inc.........     118,510
            4,800 BEA Systems, Inc. (b)..................      52,128
           20,400 Computer Associates International, Inc.     454,512
            2,200 Fair Isaac Corp........................     113,190
            2,200 Fiserv, Inc. (b).......................      78,342
            1,400 Mercury Interactive Corp. (b)..........      54,054
          110,900 Microsoft Corp.........................   2,840,149
           49,600 Oracle Corp............................     596,192
            1,800 SEI Investments Co.....................      57,600
                                                          -----------
                                                            4,605,202
                                                          -----------

                  TELECOMMUNICATIONS--4.8%
           37,100 AT&T Wireless Services, Inc. (b).......     304,591
            3,700 Avaya, Inc. (b)........................      23,902
            4,100 BellSouth Corp.........................     109,183
            7,900 CenturyTel, Inc........................     275,315
           21,600 CIENA Corp. (b)........................     112,104
           80,300 Cisco Systems, Inc. (b)................   1,340,207
            1,200 Harris Corp............................      36,060
           14,800 Qualcomm, Inc..........................     529,100
            5,200 Sprint Corp. (FON Group)...............      74,880
                                                          -----------
                                                            2,805,342
                                                          -----------

                  TOBACCO--1.1%
           14,300 Altria Group, Inc......................     649,792
                                                          -----------

                  TOYS & AMUSEMENTS--0.4%
           11,300 Mattel, Inc............................     213,796
                                                          -----------
                  Total Common Stocks
                   (Identified Cost $56,176,575).........  58,252,087
                                                          -----------

              FACE                                          VALUE
             AMOUNT                                        (NOTE 1)
           ----------------------------------------------------------

                      COMMERCIAL PAPER--3.2%
           $1,902,000 UBS Finance, Inc. 1.210%, 07/01/03 $ 1,902,000
                                                         -----------
                      Total Short Term Investments
                       (Identified Cost $1,902,000).....   1,902,000
                                                         -----------
                      Total Investments--102.5%
                       (Identified Cost $58,078,575) (a)  60,154,087
                      Other assets less liabilities.....  (1,495,117)
                                                         -----------
                      TOTAL NET ASSETS--100%............ $58,658,970
                                                         ===========

                See accompanying notes to financial statements.

                                    MSF-108

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value.........................            $ 60,154,087
      Cash.........................................                     579
      Collateral for securities loaned.............                 472,738
      Receivable for:
       Securities sold.............................                 166,193
       Fund shares sold............................                 163,789
       Dividends and interest......................                  50,911
                                                               ------------
        Total Assets...............................              61,008,297
    LIABILITIES
      Payable for:
       Fund shares redeemed........................ $   55,892
       Securities purchased........................  1,749,661
       Return of collateral for securities loaned..    472,738
      Accrued expenses:
       Management fees.............................     24,194
       Service and distribution fees...............        998
       Other expenses..............................     45,844
                                                    ----------
        Total Liabilities..........................               2,349,327
                                                               ------------
    NET ASSETS.....................................            $ 58,658,970
                                                               ============
      Net assets consist of:
       Capital paid in.............................            $ 96,070,307
       Undistributed net investment income.........                  51,062
       Accumulated net realized gains (losses).....             (39,537,911)
       Unrealized appreciation (depreciation) on
        investments................................               2,075,512
                                                               ------------
    NET ASSETS.....................................            $ 58,658,970
                                                               ============
    Computation of offering price:
    Net asset value and redemption price Class A
     per share ($50,409,778 divided by
     12,549,365 shares outstanding)................            $       4.02
                                                               ============
    Net asset value and redemption price Class B
     per share ($177,632 divided by 44,374
     shares outstanding)...........................            $       4.00
                                                               ============
    Net asset value and redemption price Class E
     per share ($8,071,560 divided by
     2,015,950 shares outstanding).................            $       4.00
                                                               ============
    Identified cost of investments.................            $ 58,078,575
                                                               ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................           $   276,175(a)
        Interest................................                 8,926(b)
                                                           -----------
                                                               285,101
      EXPENSES
        Management fees......................... $200,726
        Service and distribution fees--Class B..       37
        Service and distribution fees--Class E..    4,444
        Directors' fees and expenses............   11,321
        Custodian...............................   39,267
        Audit and tax services..................   11,150
        Legal...................................    2,204
        Printing................................   13,440
        Insurance...............................      685
        Miscellaneous...........................    1,241
                                                 --------
        Total expenses before reductions........  284,515
        Expense reimbursements..................  (29,127)
        Expense reductions......................  (21,349)     234,039
                                                 --------  -----------
      NET INVESTMENT INCOME.....................                51,062
                                                           -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................            (3,562,708)
      Unrealized appreciation (depreciation) on:
        Investments--net........................             9,439,268
                                                           -----------
      Net gain (loss)...........................             5,876,560
                                                           -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................           $ 5,927,622
                                                           ===========

(a)Net of foreign taxes of $40.
(b)Includes income on securities loaned of $71.

                See accompanying notes to financial statements.

                                    MSF-109

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED      YEAR ENDED
                                                                       JUNE 30,   DECEMBER 31,
                                                                         2003         2002
                                                                     -----------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $    51,062  $     (3,197)
  Net realized gain (loss)..........................................  (3,562,708)  (12,476,322)
  Unrealized appreciation (depreciation)............................   9,439,268    (5,070,034)
                                                                     -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   5,927,622   (17,549,553)
                                                                     -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   6,402,875     8,216,034
                                                                     -----------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  12,330,497    (9,333,519)
                                                                     -----------  ------------

NET ASSETS
  Beginning of the period...........................................  46,328,473    55,661,992
                                                                     -----------  ------------
  End of the period................................................. $58,658,970  $ 46,328,473
                                                                     ===========  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    51,062  $          0
                                                                     ===========  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  3,892,111  $ 14,502,141   6,255,648  $ 25,761,855
  Reinvestments...............................................          0             0           0             0
  Redemptions................................................. (3,007,340)  (11,159,299) (5,408,470)  (21,744,390)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    884,771  $  3,342,842     847,178  $  4,017,465
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................     53,784  $    215,608         228  $      1,000
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................     (9,638)      (39,101)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................     44,146  $    176,507         228  $      1,000
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  1,100,526  $  4,122,075   1,221,813  $  4,956,295
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................   (330,934)   (1,238,549)   (180,921)     (758,726)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    769,592  $  2,883,526   1,040,892  $  4,197,569
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  1,698,509  $  6,402,875   1,888,298  $  8,216,034
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-110

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                     CLASS A
                                                   ----------------------------------------
                                                   SIX MONTHS     YEAR ENDED     MAY 1, 2000(A)
                                                     ENDED       DECEMBER 31,       THROUGH
                                                    JUNE 30,   ----------------   DECEMBER 31,
                                                      2003       2002     2001        2000
                                                   ----------  -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  3.59    $  5.05  $  7.29     $ 10.00
                                                    -------    -------  -------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).....................     0.00       0.00    (0.01)      (0.01)
 Net realized and unrealized gain (loss) on
   investments....................................     0.43      (1.46)   (2.23)      (2.70)
                                                    -------    -------  -------     -------
 Total from investment operations.................     0.43      (1.46)   (2.24)      (2.71)
                                                    -------    -------  -------     -------
NET ASSET VALUE, END OF PERIOD....................  $  4.02    $  3.59  $  5.05     $  7.29
                                                    =======    =======  =======     =======
TOTAL RETURN (%)..................................     12.0(b)   (28.9)   (30.8)      (27.1)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)....................     1.00(c)    1.00     1.00        1.00 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d).................     0.91(c)      --       --          --
Ratio of net investment income (loss) to average
 net assets (%)...................................     0.22(c)    0.00    (0.25)      (0.23)(c)
Portfolio turnover rate (%).......................      136(c)      60       77          70 (c)
Net assets, end of period (000)...................  $50,410    $41,866  $54,626     $36,932
The Ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)............     1.12(c)    1.07     1.12        1.39 (c)

                                        CLASS B                          CLASS E
                               ---------------------     -----------------------------------
                               SIX MONTHS MAY 1, 2002(A) SIX MONTHS               MAY 1, 2001(A)
                                 ENDED       THROUGH       ENDED      YEAR ENDED     THROUGH
                                JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,  DECEMBER 31,
                                  2003         2002         2003         2002          2001
                               ---------- -------------- ----------  ------------ --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................   $3.57        $ 4.39       $ 3.58       $ 5.04        $ 6.14
                                 -----        ------       ------       ------        ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income (loss).    0.00          0.00         0.00         0.00         (0.01)
 Net realized and unrealized
   gain (loss) on investments.    0.43         (0.82)        0.42        (1.46)        (1.09)
                                 -----        ------       ------       ------        ------
 Total from investment
   operations.................    0.43         (0.82)        0.42        (1.46)        (1.10)
                                 -----        ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD   $4.00        $ 3.57       $ 4.00       $ 3.58        $ 5.04
                                 =====        ======       ======       ======        ======
TOTAL RETURN (%)..............    12.0(b)      (18.7)(b)     11.7(b)     (29.0)        (17.9)(b)
Ratio of operating expenses
 to average net assets
 before expense reductions (%)    1.25(c)       1.25 (c)     1.15(c)      1.15          1.15 (c)
Ratio of operating expenses
 to average net assets
 after expense reductions (%)
 (d)..........................    1.16(c)         --         1.06(c)        --            --
Ratio of net investment
 income (loss) to average net
 assets (%)...................    0.11(c)      (0.25)(c)     0.07(c)     (0.06)        (0.35)(c)
Portfolio turnover rate (%)...     136(c)         60 (c)      136(c)        60            77 (c)
Net assets, end of period
 (000)........................   $ 178        $  0.8       $8,072       $4,462        $1,036
The Ratios of operating
 expenses to average net
 assets without giving effect
 to the contractual expense
 agreement would have been (%)    1.37(c)       1.32 (c)     1.27(c)      1.22          1.27 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-111

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--98.6% OF TOTAL NET ASSETS


                                                           VALUE
           SHARES                                         (NOTE 1)
           ----------------------------------------------------------

                   ADVERTISING--0.2%
           153,557 Interpublic Group of Cos., Inc. (c) $    2,054,593
            74,297 Omnicom Group, Inc.................      5,327,095
                                                       --------------
                                                            7,381,688
                                                       --------------

                   AEROSPACE & DEFENSE--1.5%
            77,783 General Dynamics Corp..............      5,639,268
            46,323 Goodrich Corp......................        972,783
           177,384 Lockheed Martin Corp...............      8,438,157
            72,085 Northrop Grumman Corp..............      6,220,215
           161,802 Raytheon Co........................      5,313,578
            70,167 Rockwell Collins, Inc..............      1,728,213
           331,351 The Boeing Co......................     11,371,966
           184,398 United Technologies Corp...........     13,060,910
                                                       --------------
                                                           52,745,090
                                                       --------------

                   AGRICULTURAL OPERATIONS--0.1%
           103,026 Monsanto Co........................      2,229,483
                                                       --------------

                   AIRLINES--0.2%
            48,617 Delta Air Lines, Inc. (c)..........        713,697
           306,964 Southwest Airlines Co..............      5,279,781
                                                       --------------
                                                            5,993,478
                                                       --------------

                   ALUMINUM--0.2%
           333,112 Alcoa, Inc.........................      8,494,356
                                                       --------------

                   APPAREL & TEXTILES--0.4%
            67,180 Cintas Corp. (c)...................      2,380,859
            50,412 Jones Apparel Group, Inc. (b)......      1,475,055
            42,309 Liz Claiborne, Inc.................      1,491,392
           104,037 NIKE, Inc. (Class B)...............      5,564,939
            23,352 Reebok International, Ltd. (b).....        785,328
            42,569 VF Corp............................      1,446,069
                                                       --------------
                                                           13,143,642
                                                       --------------

                   AUTO PARTS--0.2%
            28,990 Cooper Tire & Rubber Co. (b).......        509,934
            58,571 Dana Corp..........................        677,081
           220,807 Delphi Corp........................      1,905,564
            35,140 Johnson Controls, Inc..............      3,007,984
            69,089 The Goodyear Tire & Rubber Co. (c).        362,717
            51,512 Visteon Corp.......................        353,888
                                                       --------------
                                                            6,817,168
                                                       --------------

                   AUTOMOBILES--0.6%
           721,337 Ford Motor Co......................      7,927,494
           220,945 General Motors Corp................      7,954,020
            26,892 Navistar International Corp. (b)...        877,486
            45,813 PACCAR, Inc........................      3,095,126
                                                       --------------
                                                           19,854,126
                                                       --------------

                                                          VALUE
           SHARES                                        (NOTE 1)
           ---------------------------------------------------------

                   BANKS--7.4%
           138,368 AmSouth Bancorp................... $    3,021,957
           590,379 Bank of America Corp..............     46,657,652
           450,204 Bank One Corp.....................     16,738,585
           185,735 BB&T Corp.........................      6,370,711
            88,675 Charter One Financial, Inc........      2,764,887
            69,033 Comerica, Inc.....................      3,210,035
           226,313 Fifth Third Bancorp...............     12,976,787
            49,775 First Tennessee National Corp.....      2,185,620
           414,407 FleetBoston Financial Corp........     12,312,032
            60,155 Golden West Financial Corp........      4,813,002
            90,102 Huntington Bancshares, Inc. (c)...      1,758,791
           166,626 Keycorp...........................      4,210,639
            89,334 Marshall & Ilsley Corp. (c).......      2,731,834
           170,045 Mellon Financial Corp.............      4,718,749
           241,064 National City Corp................      7,885,203
            61,739 North Fork Bancorp., Inc..........      2,102,830
            86,866 Northern Trust Corp...............      3,630,130
           111,462 PNC Financial Services Group, Inc.      5,440,460
            87,532 Regions Financial Corp............      2,956,831
           134,082 SouthTrust Corp...................      3,647,030
           130,998 State Street Corp.................      5,161,321
           110,385 SunTrust Banks, Inc...............      6,550,246
           119,653 Synovus Financial Corp. (c).......      2,572,540
           303,870 The Bank of New York Co., Inc.....      8,736,262
           756,568 U.S. Bancorp......................     18,535,916
            78,239 Union Planters Corp...............      2,427,756
           530,136 Wachovia Corp.....................     21,184,235
           366,706 Washington Mutual, Inc............     15,144,958
           660,163 Wells Fargo & Co..................     33,272,215
            35,525 Zions Bancorp.....................      1,797,920
                                                      --------------
                                                         265,517,134
                                                      --------------

                   BIOTECHNOLOGY--1.2%
           496,377 Amgen, Inc. (b)...................     32,979,288
            58,507 Biogen, Inc. (b)..................      2,223,266
            73,470 Chiron Corp.......................      3,212,108
            85,043 Genzyme Corp.-General Division (b)      3,554,798
            19,106 Millipore Corp....................        847,733
                                                      --------------
                                                          42,817,193
                                                      --------------

                   BUILDING & CONSTRUCTION--0.0%
            32,127 Fluor Corp. (c)...................      1,080,752
            25,780 McDermott International, Inc. (b).        163,188
                                                      --------------
                                                           1,243,940
                                                      --------------

                   BUSINESS SERVICES--1.0%
            69,054 Apollo Group, Inc. (Class A) (b)..      4,264,775
           401,399 Cendant Corp. (b).................      7,353,630
           191,767 Concord EFS, Inc. (b).............      2,822,810
            58,309 Convergys Corp. (b)...............        932,944
            21,786 Deluxe Corp.......................        976,013
            55,566 Equifax, Inc......................      1,444,716
            70,588 H&R Block, Inc....................      3,052,931
           114,103 McKesson Corp.....................      4,078,041
            58,445 Moody's Corp......................      3,080,636

                See accompanying notes to financial statements.

                                    MSF-112

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
       ------------------------------------------------------------------

                 BUSINESS SERVICES--(CONTINUED)
         148,350 Paychex, Inc. (c)........................ $    4,348,138
          46,615 Quintiles Transnational Corp. (b)........        661,467
          44,651 R.R. Donnelley & Sons Co.................      1,167,177
          67,053 Robert Half International, Inc. (b)......      1,269,984
                                                           --------------
                                                               35,453,262
                                                           --------------

                 CHEMICALS--1.4%
          89,564 Air Products & Chemicals, Inc............      3,725,862
          26,895 Ashland, Inc. (c)........................        825,139
         392,519 E. I. du Pont de Nemours & Co............     16,344,491
          30,497 Eastman Chemical Co......................        965,840
         103,566 Ecolab, Inc..............................      2,651,290
          49,630 Engelhard Corp...........................      1,229,335
          19,794 Great Lakes Chemical Corp. (c)...........        403,798
          43,317 Hercules, Inc. (b).......................        428,838
          36,985 International Flavours & Fragrances, Inc.      1,180,931
          66,887 PPG Industries, Inc......................      3,393,846
          64,027 Praxair, Inc.............................      3,848,023
          87,501 Rohm & Haas Co...........................      2,715,156
          27,931 Sigma-Aldrich Corp.......................      1,513,302
         360,817 The Dow Chemical Co......................     11,170,894
                                                           --------------
                                                               50,396,745
                                                           --------------

                 COMPUTERS & BUSINESS EQUIPMENT--4.4%
         144,087 Apple Computer, Inc. (b).................      2,754,943
          73,785 Computer Sciences Corp. (b)..............      2,812,684
       1,012,164 Dell Computer Corp. (b)..................     32,348,761
         188,530 Electronic Data Systems Corp.............      4,043,969
         861,897 EMC Corp. (b)............................      9,024,062
         127,717 Gateway, Inc. (b)........................        466,167
       1,202,981 Hewlett-Packard Co.......................     25,623,495
         681,007 International Business Machines Corp.....     56,183,078
          50,246 Lexmark International, Inc. (b)..........      3,555,909
          37,597 NCR Corp. (b)............................        963,235
         133,731 Network Appliance, Inc. (b) (c)..........      2,167,780
          92,308 Pitney Bowes, Inc........................      3,545,550
       1,272,806 Sun Microsystems, Inc. (b)...............      5,854,908
         112,080 SunGard Data Systems, Inc. (b)...........      2,903,993
         129,176 Unisys Corp. (b).........................      1,586,281
         292,255 Xerox Corp. (c)..........................      3,094,980
                                                           --------------
                                                              156,929,795
                                                           --------------

                 CONGLOMERATES--5.1%
         154,028 3M Co....................................     19,866,531
          36,753 Cooper Industries, Ltd...................      1,517,899
          23,361 Crane Co.................................        528,659
          60,229 Danaher Corp.............................      4,098,583
         112,905 Eastman Kodak Co. (c)....................      3,087,952
          29,400 Eaton Corp...............................      2,311,134
       3,938,788 General Electric Co......................    112,964,440
         338,100 Honeywell International, Inc.............      9,077,985
         121,210 Illinois Tool Works, Inc.................      7,981,679
          66,754 Ingersoll-Rand Co., Ltd. (Class A) (c)...      3,158,799
          36,209 ITT Industries, Inc......................      2,370,241
          48,477 Pall Corp................................      1,090,733

                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

               CONGLOMERATES--(CONTINUED)
        53,241 Textron, Inc................................ $    2,077,464
       786,974 Tyco International, Ltd.....................     14,936,767
                                                            --------------
                                                               185,068,866
                                                            --------------

               CONSTRUCTION MATERIALS--0.2%
        28,304 American Standard Cos., Inc. (b)............      2,092,515
       187,826 Masco Corp..................................      4,479,650
        40,019 Vulcan Materials Co.........................      1,483,504
                                                            --------------
                                                                 8,055,669
                                                            --------------

               CONTAINERS & GLASS--0.1%
        22,470 Ball Corp...................................      1,022,610
        20,927 Bemis Co., Inc..............................        979,384
        62,845 Pactiv Corp. (b)............................      1,238,675
        33,263 Sealed Air Corp.............................      1,585,314
                                                            --------------
                                                                 4,825,983
                                                            --------------

               COSMETICS & PERSONAL CARE--2.4%
        23,118 Alberto-Culver Co. (Class B) (b) (c)........      1,181,330
        92,544 Avon Products, Inc..........................      5,756,237
       212,041 Colgate-Palmolive Co........................     12,287,776
       200,489 Kimberly-Clark Corp.........................     10,453,496
       402,443 The Gillette Co.............................     12,821,834
       510,245 The Procter & Gamble Co.....................     45,503,649
                                                            --------------
                                                                88,004,322
                                                            --------------

               DISTRIBUTION/ WHOLESALE--0.1%
        68,514 Genuine Parts Co............................      2,193,133
        36,112 W.W. Grainger, Inc..........................      1,688,597
                                                            --------------
                                                                 3,881,730
                                                            --------------

               DRUGS & HEALTH CARE--9.6%
       615,179 Abbott Laboratories.........................     26,920,233
        59,849 Aetna, Inc..................................      3,602,910
        51,325 Allergan, Inc...............................      3,957,157
        43,504 AmerisourceBergen Corp......................      3,017,002
        54,490 Anthem, Inc. (b)............................      4,203,903
       763,897 Bristol-Myers Squibb Co.....................     20,739,804
       175,946 Cardinal Health, Inc........................     11,313,328
       442,781 Eli Lilly & Co..............................     30,538,606
       143,060 Forest Laboratories, Inc. (b)...............      7,832,535
       201,621 HCA, Inc....................................      6,459,937
        94,064 Health Management Associates, Inc. (Class A)      1,735,481
        63,661 Humana, Inc. (b)............................        961,281
        94,880 King Pharmaceuticals, Inc. (b)..............      1,400,429
        35,472 Manor Care, Inc. (b)........................        887,155
        99,344 MedImmune, Inc. (b).........................      3,613,141
       883,704 Merck & Co., Inc............................     53,508,277
     3,111,415 Pfizer, Inc.................................    106,254,822
        41,512 Quest Diagnostics, Inc. (b).................      2,648,466
       578,892 Schering-Plough Corp........................     10,767,391
       183,897 Tenet Healthcare Corp. (b)..................      2,142,400
       233,543 UnitedHealth Group, Inc.....................     11,735,536
        42,191 Watson Pharmaceuticals, Inc. (b)............      1,703,251

                See accompanying notes to financial statements.

                                    MSF-113

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

               DRUGS & HEALTH CARE--(CONTINUED)
        57,338 WellPoint Health Networks, Inc. (b)....... $    4,833,593
       523,353 Wyeth.....................................     23,838,729
                                                          --------------
                                                             344,615,367
                                                          --------------

               ELECTRIC UTILITIES--2.6%
        49,532 Allegheny Energy, Inc. (c)................        418,545
        63,537 Ameren Corp...............................      2,801,982
       155,667 American Electric Power Co., Inc..........      4,643,547
       150,218 Calpine Corp. (b) (c).....................        991,439
       120,389 CenterPoint Energy, Inc...................        981,170
        69,398 Cinergy Corp..............................      2,553,152
        56,788 CMS Energy Corp. (c)......................        459,983
        87,994 Consolidated Edison, Inc..................      3,808,380
        65,159 Constellation Energy Group, Inc...........      2,234,954
       122,488 Dominion Resources, Inc...................      7,872,304
        66,199 DTE Energy Co.............................      2,557,929
       355,143 Duke Energy Co............................      7,085,103
       128,402 Edison International, Inc. (b)............      2,109,645
        88,984 Entergy Corp..............................      4,696,576
       127,781 Exelon Corp...............................      7,642,582
       117,299 FirstEnergy Corp..........................      4,510,147
        72,234 FPL Group, Inc............................      4,828,843
       159,236 Mirant Corp. (b) (c)......................        461,784
       103,477 NiSource, Inc.............................      1,966,063
       161,262 PG&E Corp. (b)............................      3,410,691
        35,963 Pinnacle West Capital Corp................      1,346,814
        66,430 PPL Corp..................................      2,856,490
        94,900 Progress Energy, Inc......................      4,166,110
        89,022 Public Service Enterprise Group, Inc......      3,761,180
        69,561 TECO Energy, Inc. (c).....................        834,036
       241,446 The AES Corp. (b).........................      1,533,182
       284,437 The Southern Co...........................      8,863,057
       127,004 TXU Corp..................................      2,851,240
       157,133 Xcel Energy, Inc. (c).....................      2,363,280
                                                          --------------
                                                              94,610,208
                                                          --------------

               ELECTRICAL EQUIPMENT--0.3%
        77,477 American Power Conversion Corp. (b).......      1,207,866
       165,898 Emerson Electric Co.......................      8,477,388
        75,320 Molex, Inc. (c)...........................      2,032,887
        32,617 Power-One, Inc. (b).......................        233,212
                                                          --------------
                                                              11,951,353
                                                          --------------

               ELECTRONICS--0.5%
       185,741 Agilent Technologies, Inc. (b)............      3,631,236
        82,353 Applera Corp.-Applied Biosystems Group (b)      1,567,178
        78,281 Jabil Circuit, Inc. (b)...................      1,730,010
        46,554 Parker Hannifin Corp. (c).................      1,954,802
        49,700 PerkinElmer, Inc..........................        686,357
       201,003 Sanmina-SCI Corp. (b).....................      1,268,329
       327,023 Solectron Corp. (b).......................      1,223,066
        90,865 Symbol Technologies, Inc..................      1,182,154
        33,430 Tektronix, Inc. (b).......................        722,088
        63,745 Thermo Electron Corp. (b).................      1,339,920

                                                             VALUE
          SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                   ELECTRONICS--(CONTINUED)
            23,041 Thomas & Betts Corp. (b)............. $      332,942
            48,968 Waters Corp. (b).....................      1,426,438
                                                         --------------
                                                             17,064,520
                                                         --------------

                   ENVIRORMENTAL CONTROL--0.2%
            82,387 Allied Waste Industries, Inc. (b) (c)        827,989
           233,061 Waste Management, Inc................      5,614,440
                                                         --------------
                                                              6,442,429
                                                         --------------

                   FEDERAL AGENCIES--1.1%
           270,896 Federal Home Loan Mortgage Corp......     13,753,390
           386,149 Federal National Mortgage Association     26,041,888
                                                         --------------
                                                             39,795,278
                                                         --------------

                   FINANCIAL SERVICES--4.0%
           511,133 American Express Co..................     21,370,471
            89,242 Capital One Financial Corp...........      4,388,921
         2,028,848 Citigroup, Inc.......................     86,834,694
            51,476 Countrywide Financial Corp...........      3,581,185
            42,971 Federated Investors, Inc. (Class B)..      1,178,265
            99,892 Franklin Resources, Inc..............      3,902,780
            94,304 Janus Capital Group, Inc.............      1,546,586
           503,531 MBNA Corp............................     10,493,586
           114,227 Providian Financial Corp. (b) (c)....      1,057,742
           178,221 SLM Corp.............................      6,980,917
            48,117 T. Rowe Price Group, Inc.............      1,816,417
                                                         --------------
                                                            143,151,564
                                                         --------------

                   FOOD & BEVERAGES--4.6%
            14,323 Adolph Coors Co. (Class B)...........        701,541
           144,556 Albertson's, Inc.....................      2,775,475
           328,819 Anheuser-Busch Cos., Inc.............     16,786,210
           253,971 Archer-Daniels-Midland Co............      3,268,607
            23,748 Brown-Forman Corp. (Class B) (c).....      1,867,068
           161,787 Campbell Soup Co.....................      3,963,782
           178,180 Coca-Cola Enterprises, Inc...........      3,233,967
           211,641 ConAgra Foods, Inc...................      4,994,728
           145,646 General Mills, Inc...................      6,905,077
           138,489 H.J. Heinz Co........................      4,567,367
            51,696 Hershey Foods Corp...................      3,601,143
           160,217 Kellogg Co...........................      5,506,658
            54,852 McCormick & Co., Inc.................      1,491,974
           108,054 Pepsi Bottling Group, Inc............      2,163,241
           677,108 PepsiCo, Inc.........................     30,131,306
           173,956 Safeway, Inc. (b)....................      3,559,140
           306,273 Sara Lee Corp........................      5,760,995
            52,724 Supervalu, Inc.......................      1,124,076
           256,020 Sysco Corp...........................      7,690,841
           970,774 The Coca-Cola Co.....................     45,053,621
           297,350 The Kroger Co. (b)...................      4,959,798
            88,696 William Wringley Jr. Co..............      4,987,376
            55,498 Winn-Dixie Stores, Inc. (c)..........        683,180
                                                         --------------
                                                            165,777,171
                                                         --------------

                See accompanying notes to financial statements.

                                    MSF-114

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                       VALUE
               SHARES                                 (NOTE 1)
              ---------------------------------------------------

                        FOREST PRODUCTS & PAPER--0.5%
                 22,973 Boise Cascade Corp......... $     549,055
                 98,637 Georgia-Pacific Corp.......     1,869,171
                188,749 International Paper Co.....     6,744,002
                 41,218 Louisiana-Pacific Corp. (b)       446,803
                 78,972 MeadWestvaco Corp..........     1,950,608
                 72,104 Plum Creek Timber Co., Inc.     1,871,099
                 21,298 Temple-Inland, Inc. (c)....       913,897
                 86,320 Weyerhaeuser Co............     4,661,280
                                                    -------------
                                                       19,005,915
                                                    -------------

                        GAS & OIL--5.7%
                 35,441 Amerada Hess Corp..........     1,742,988
                 98,315 Anadarko Petroleum Corp....     4,372,068
                 63,688 Apache Corp................     4,143,541
                132,672 Baker Hughes, Inc..........     4,453,799
                 62,292 BJ Services Co. (b)........     2,327,229
                 79,129 Burlington Resources, Inc..     4,278,505
                421,032 ChevronTexaco Corp.........    30,398,511
                267,492 ConocoPhillips.............    14,658,562
                 90,953 Devon Energy Corp..........     4,856,890
                 45,156 EOG Resources, Inc.........     1,889,327
              2,632,355 Exxon Mobil Corp...........    94,527,868
                172,282 Halliburton Co.............     3,962,486
                 39,746 Kerr-McGee Corp............     1,780,621
                122,120 Marathon Oil Corp..........     3,217,862
                 57,398 Nabors Industries, Ltd. (b)     2,270,091
                 52,656 Noble Corp. (b)............     1,806,101
                149,467 Occidental Petroleum Corp..     5,014,618
                 36,904 Rowan Cos., Inc............       826,650
                229,476 Schlumberger, Ltd..........    10,916,173
                 30,208 Sunoco, Inc................     1,140,050
                126,022 Transocean, Inc............     2,768,703
                101,687 Unocal Corp................     2,917,400
                                                    -------------
                                                      204,270,043
                                                    -------------

                        GAS & PIPELINE UTILITIES--0.4%
                146,863 Dynegy, Inc. (Class A) (b).       616,825
                236,109 El Paso Corp...............     1,907,761
                 62,000 KeySpan Corp...............     2,197,900
                 48,110 Kinder Morgan, Inc.........     2,629,211
                 17,349 Nicor, Inc. (c)............       643,821
                 14,208 Peoples Energy Corp. (c)...       609,381
                 81,754 Sempra Energy..............     2,332,442
                204,033 The Williams Cos., Inc.....     1,611,861
                                                    -------------
                                                       12,549,202
                                                    -------------

                        HEALTH CARE--PRODUCTS--3.5%
                 20,973 Bausch & Lomb, Inc.........       786,487
                235,477 Baxter International, Inc..     6,122,402
                100,383 Becton, Dickinson & Co.....     3,899,880
                101,678 Biomet, Inc................     2,914,091
                161,647 Boston Scientific Corp. (b)     9,876,632
                 20,512 C.R. Bard, Inc.............     1,462,711
                121,897 Guidant Corp. (b)..........     5,411,008
              1,170,015 Johnson & Johnson..........    60,489,775

                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

                HEALTH CARE--PRODUCTS--(CONTINUED)
        480,616 Medtronic, Inc........................... $   23,055,149
         70,912 St. Jude Medical, Inc. (b)...............      4,077,440
         78,242 Stryker Corp.............................      5,427,648
         77,424 Zimmer Holdings, Inc. (b)................      3,487,951
                                                          --------------
                                                             127,011,174
                                                          --------------

                HOME BUILDERS--0.1%
         24,534 Centex Corp..............................      1,908,500
         18,743 KB Home..................................      1,161,691
         24,073 Pulte Homes, Inc.........................      1,484,341
                                                          --------------
                                                               4,554,532
                                                          --------------

                HOTELS & RESTAURANTS--0.7%
         66,333 Darden Restaurants, Inc..................      1,259,000
         43,226 Harrah's Entertainment, Inc. (b).........      1,739,414
        148,494 Hilton Hotels Corp. (c)..................      1,899,238
         91,381 Marriott International, Inc. (Class A)...      3,510,858
        501,420 McDonald's Corp..........................     11,061,325
         79,069 Starwood Hotels & Resorts Worldwide, Inc.
                 (Class B)...............................      2,260,583
         44,715 Wendy's International, Inc...............      1,295,394
        115,267 Yum! Brands, Inc. (b)....................      3,407,293
                                                          --------------
                                                              26,433,105
                                                          --------------

                HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.2%
         30,580 Black & Decker Corp......................      1,328,701
         76,015 Leggett & Platt, Inc.....................      1,558,307
         30,871 Maytag Corp..............................        753,870
         27,036 Whirlpool Corp. (c)......................      1,722,193
                                                          --------------
                                                               5,363,071
                                                          --------------

                HOUSEHOLD PRODUCTS--0.4%
         25,975 American Greetings Corp. (c).............        510,149
         43,536 Avery Dennison Corp......................      2,185,507
         57,270 Fortune Brands, Inc......................      2,989,494
        108,062 Newell Rubbermaid, Inc...................      3,025,736
         85,415 The Clorox Co............................      3,642,950
         23,002 Tupperware Corp..........................        330,309
                                                          --------------
                                                              12,684,145
                                                          --------------

                INDUSTRIAL MACHINERY--0.5%
        135,749 Caterpillar, Inc.........................      7,555,789
         16,355 Cummins, Inc. (c)........................        586,981
         94,341 Deere & Co...............................      4,311,384
         79,815 Dover Corp...............................      2,391,257
         73,038 Rockwell Automation, Inc.................      1,741,226
         22,933 Snap-On, Inc.............................        665,745
         33,655 The Stanley Works........................        928,878
                                                          --------------
                                                              18,181,260
                                                          --------------

                INSURANCE--4.7%
        104,319 ACE, Ltd.................................      3,577,099
        202,320 AFLAC, Inc...............................      6,221,340

                See accompanying notes to financial statements.

                                    MSF-115

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                VALUE
       SHARES                                                  (NOTE 1)
      --------------------------------------------------------------------

                INSURANCE--(CONTINUED)
         41,879 Ambac Financial Group, Inc................. $    2,774,484
      1,027,972 American International Group, Inc..........     56,723,495
        123,029 AON Corp...................................      2,962,538
         55,252 CIGNA Corp.................................      2,593,529
         63,344 Cincinnati Financial Corp..................      2,349,429
        110,280 Hartford Financial Services Group, Inc.....      5,553,701
         56,004 Jefferson-Pilot Corp.......................      2,321,926
        113,889 John Hancock Financial Services, Inc.......      3,499,809
         69,950 Lincoln National Corp......................      2,492,319
         73,085 Loews Corp.................................      3,456,190
        211,007 Marsh & McLennan Cos., Inc.................     10,776,127
         56,699 MBIA, Inc..................................      2,764,076
        293,918 MetLife, Inc...............................      8,323,758
         38,897 MGIC Investment Corp.......................      1,814,156
        128,990 Principal Financial Group, Inc.............      4,159,927
        216,635 Prudential Financial, Inc..................      7,289,768
         54,537 Safeco Corp................................      1,924,065
        277,422 The Allstate Corp..........................      9,890,094
         72,954 The Chubb Corp.............................      4,377,240
         85,781 The Progressive Corp.......................      6,270,591
         89,690 The St. Paul Cos., Inc.....................      3,274,582
         45,749 Torchmark, Inc.............................      1,704,150
        396,638 Travelers Property Casualty Corp. (Class B)      6,254,981
        113,390 UnumProvident Corp.........................      1,520,560
         53,833 XL Capital, Ltd............................      4,468,139
                                                            --------------
                                                               169,338,073
                                                            --------------

                INTERNET--0.7%
        125,127 eBay, Inc. (b).............................     13,035,731
         44,063 Monster Worldwide, Inc. (b) (c)............        869,363
         58,213 Symantec Corp. (b).........................      2,553,222
        237,730 Yahoo!, Inc. (b)...........................      7,788,035
                                                            --------------
                                                                24,246,351
                                                            --------------

                INVESTMENT BROKERAGE--2.6%
        185,065 Goldman Sachs Group, Inc...................     15,499,194
        800,514 J.P. Morgan Chase & Co.....................     27,361,568
         95,593 Lehman Brothers Holdings, Inc..............      6,355,023
        366,641 Merrill Lynch & Co., Inc...................     17,114,802
        428,503 Morgan Stanley.............................     18,318,503
         39,041 The Bear Stearns Co., Inc..................      2,827,349
        532,198 The Charles Schwab Corp....................      5,369,878
                                                            --------------
                                                                92,846,317
                                                            --------------

                INVESTMENT TRUSTS--0.2%
         85,000 SPDR Trust Series 1 (c)....................      8,298,550
                                                            --------------

                IRON & STEEL--0.1%
         31,906 Allegheny Technologies, Inc................        210,580
         30,813 Nucor Corp.................................      1,505,215
         40,649 United States Steel Corp...................        665,424
                                                            --------------
                                                                 2,381,219
                                                            --------------

                                                                  VALUE
    SHARES                                                       (NOTE 1)
   -------------------------------------------------------------------------

             LEISURE--0.5%
      35,578 Brunswick Corp.................................. $      890,161
     247,728 Carnival Corp...................................      8,053,637
     119,153 Harley-Davidson, Inc............................      4,749,439
      33,660 International Game Technology (b)...............      3,444,428
      56,466 Sabre Holdings Corp. (b)........................      1,391,887
                                                              --------------
                                                                  18,529,552
                                                              --------------

             MEDIA--3.9%
   1,772,319 AOL Time Warner, Inc. (b).......................     28,516,613
     242,031 Clear Channel Communications, Inc. (b)..........     10,259,694
     886,287 Comcast Corp. (Class A) (b).....................     26,748,142
      32,070 Dow Jones & Co., Inc. (c).......................      1,379,972
     105,858 Gannett Co., Inc................................      8,130,953
      32,199 Knight-Ridder, Inc..............................      2,219,477
      19,601 Meredith Corp...................................        862,444
      59,420 New York Times Co...............................      2,703,610
      75,155 The McGraw-Hill Cos., Inc.......................      4,659,610
     805,231 The Walt Disney Co..............................     15,903,312
     121,774 Tribune Co......................................      5,881,684
      90,336 Univision Communications, Inc. (Class A) (b) (c)      2,746,214
     692,019 Viacom, Inc. (Class B) (b)......................     30,213,550
                                                              --------------
                                                                 140,225,275
                                                              --------------

             METALS--0.0%
      33,865 Worthington Industries, Inc.....................        453,791
                                                              --------------

             MINING--0.2%
      57,298 Freeport-McMoRan Copper & Gold, Inc. (Class B)
              (b)(c).........................................      1,403,801
     158,507 Newmont Mining Corp. (c)........................      5,145,137
      35,069 Phelps Dodge Corp. (b)..........................      1,344,546
                                                              --------------
                                                                   7,893,484
                                                              --------------

             RAILROADS & EQUIPMENT--0.4%
     146,862 Burlington Northern Santa Fe Corp...............      4,176,755
      84,227 CSX Corp........................................      2,534,390
     153,619 Norfolk Southern Corp...........................      2,949,485
     100,131 Union Pacific Corp..............................      5,809,601
                                                              --------------
                                                                  15,470,231
                                                              --------------

             REAL ESTATE INVESTMENT TRUST--0.3%
      36,979 Apartment Investment & Management Co............      1,279,473
     158,703 Equity Office Properties Trust..................      4,286,568
     107,408 Equity Residential..............................      2,787,238
      74,484 Simon Property Group, Inc.......................      2,907,111
                                                              --------------
                                                                  11,260,390
                                                              --------------

             RETAIL--6.7%
     110,876 AutoNation, Inc. (b)............................      1,742,971
      35,266 AutoZone, Inc. (b)..............................      2,679,158
     116,369 Bed Bath & Beyond, Inc. (b).....................      4,516,281
     126,996 Best Buy Co., Inc. (b)..........................      5,577,664
      46,005 Big Lots, Inc. (b)..............................        691,915
      81,656 Circuit City Stores, Inc. (c)...................        718,573

                See accompanying notes to financial statements.

                                    MSF-116

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                            VALUE
          SHARES                                           (NOTE 1)
         -------------------------------------------------------------

                   RETAIL--(CONTINUED)
           179,766 Costco Wholesale Corp. (b).......... $    6,579,436
           155,277 CVS Corp............................      4,352,414
            33,403 Dillard's, Inc. (Class A)...........        449,938
           131,458 Dollar General Corp.................      2,400,423
            67,796 Family Dollar Stores, Inc...........      2,586,417
            73,826 Federated Department Stores, Inc....      2,720,488
           106,013 J.C. Penney Co., Inc................      1,786,319
           133,533 Kohl's Corp. (b)....................      6,860,926
           205,728 Limited Brands......................      3,188,784
           307,319 Lowe's Cos., Inc....................     13,199,351
            53,531 Nordstrom, Inc. (c).................      1,044,925
           121,693 Office Depot, Inc. (b)..............      1,765,765
            66,370 RadioShack Corp.....................      1,746,195
           121,045 Sears Roebuck & Co. (c).............      4,071,954
           191,898 Staples, Inc. (b)...................      3,521,328
           153,909 Starbucks Corp. (b).................      3,773,849
           358,930 Target Corp.........................     13,581,911
           350,986 The Gap, Inc........................      6,584,497
           905,491 The Home Depot, Inc.................     29,989,862
           113,684 The May Department Stores Co........      2,530,606
            57,864 The Sherwin-Williams Co.............      1,555,384
            57,217 Tiffany & Co........................      1,869,852
           201,190 TJX Cos., Inc.......................      3,790,420
            83,965 Toys "R" Us, Inc. (b)...............      1,017,656
         1,725,736 Wal-Mart Stores, Inc................     92,620,251
           403,917 Walgreen Co.........................     12,157,902
                                                        --------------
                                                           241,673,415
                                                        --------------

                   SEMICONDUCTORS--3.2%
           136,283 Advanced Micro Devices, Inc. (b) (c)        873,574
           150,899 Altera Corp. (b)....................      2,474,744
           143,971 Analog Devices, Inc. (b)............      5,013,070
           653,179 Applied Materials, Inc. (b).........     10,359,419
           119,839 Applied Micro Circuits Corp. (b)....        725,026
           110,385 Broadcom Corp. (Class A) (b) (c)....      2,749,690
         2,575,055 Intel Corp..........................     53,519,943
            75,002 KLA-Tencor Corp. (b) (c)............      3,486,843
           123,349 Linear Technology Corp..............      3,973,071
           147,880 LSI Logic Corp. (c).................      1,046,990
           127,953 Maxim Integrated Products, Inc......      4,374,713
           239,866 Micron Technology, Inc. (b).........      2,789,642
            71,906 National Semiconductor Corp. (b)....      1,417,986
            59,080 Novellus Systems, Inc. (b) (c)......      2,163,569
            62,688 NVIDIA Corp. (b)....................      1,442,451
            66,586 PMC-Sierra, Inc. (c)................        781,054
            36,979 QLogic Corp.........................      1,787,195
            72,884 Teradyne, Inc. (b)..................      1,261,622
           681,512 Texas Instruments, Inc..............     11,994,611
           132,973 Xilinx, Inc. (b)....................      3,365,547
                                                        --------------
                                                           115,600,760
                                                        --------------

                   SOFTWARE--5.2%
            91,373 Adobe Systems, Inc..................      2,930,332
            44,060 Autodesk, Inc.......................        712,010
           235,684 Automatic Data Processing, Inc......      7,980,260

                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

               SOFTWARE--(CONTINUED)
        91,941 BMC Software, Inc. (b)...................... $    1,501,397
        65,152 Citrix Systems, Inc. (b)....................      1,326,495
       227,822 Computer Associates International, Inc......      5,075,874
       148,992 Compuware Corp. (b).........................        859,684
        57,385 Electronic Arts, Inc. (b)...................      4,245,916
       294,771 First Data Corp.............................     12,215,310
        76,138 Fiserv, Inc. (b)............................      2,711,274
        95,787 IMS Health, Inc.............................      1,723,208
        80,880 Intuit, Inc. (b)............................      3,601,587
        33,644 Mercury Interactive Corp. (b) (c)...........      1,298,995
     4,231,171 Microsoft Corp..............................    108,360,289
       145,167 Novell, Inc. (b)............................        447,114
     2,066,269 Oracle Corp. (b)............................     24,836,553
       104,219 Parametric Technology Corp. (b).............        317,868
       124,766 PeopleSoft, Inc. (b)........................      2,194,634
       192,929 Siebel Systems, Inc. (b)....................      1,840,543
       163,469 VERITAS Software Corp. (b)..................      4,686,656
                                                            --------------
                                                               188,865,999
                                                            --------------

               TELECOMMUNICATIONS--6.1%
       316,041 ADC Telecommunications, Inc. (b)............        735,744
       122,673 ALLTEL Corp.................................      5,915,292
        38,751 Andrew Corp. (c)............................        356,509
       309,864 AT&T Corp...................................      5,964,882
     1,068,754 AT&T Wireless Services, Inc. (b)............      8,774,470
       150,280 Avaya, Inc..................................        970,809
       727,843 BellSouth Corp..............................     19,382,459
        56,404 CenturyTel, Inc.............................      1,965,679
       185,656 CIENA Corp. (b).............................        963,555
     2,766,094 Cisco Systems, Inc. (b).....................     46,166,109
       111,707 Citizens Communications Co. (c).............      1,439,903
        74,166 Comverse Technology, Inc. (b)...............      1,114,715
       498,870 Corning, Inc. (b) (c).......................      3,686,649
       563,634 JDS Uniphase Corp. (b)......................      1,978,355
     1,630,412 Lucent Technologies, Inc....................      3,309,736
       912,625 Motorola, Inc. (c)..........................      8,606,054
       405,163 Nextel Communications, Inc. (b).............      7,325,347
       311,106 Qualcomm, Inc...............................     11,122,040
       668,141 Qwest Communications International, Inc. (b)      3,193,714
     1,309,363 SBC Communications, Inc.....................     33,454,225
        58,717 Scientific-Atlanta, Inc. (b)................      1,399,813
       354,322 Sprint Corp. (FON Group)....................      5,102,237
       403,329 Sprint Corp. (PCS Group) (b) (c)............      2,319,142
       162,476 Tellabs, Inc. (b)...........................      1,067,467
     1,083,876 Verizon Communications, Inc.................     42,758,908
                                                            --------------
                                                               219,073,813
                                                            --------------

               TOBACCO--1.1%
       797,993 Altria Group, Inc...........................     36,260,802
        33,229 R.J. Reynolds Tobacco Holdings, Inc. (c)....      1,236,451
        65,901 UST, Inc....................................      2,308,512
                                                            --------------
                                                                39,805,765
                                                            --------------

                See accompanying notes to financial statements.

                                    MSF-117

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--1.2%


                                                            VALUE
          SHARES                                           (NOTE 1)
          ------------------------------------------------------------

                  TOYS & AMUSEMENTS--0.1%
           68,263 Hasbro, Inc. (c)..................... $    1,193,920
          173,285 Mattel, Inc..........................      3,278,552
                                                        --------------
                                                             4,472,472
                                                        --------------

                  TRANSPORTATION--0.8%
          443,476 United Parcel Service, Inc. (Class B)     28,249,421
                                                        --------------

                  TRUCKING & FREIGHT FORWARDING--0.2%
          117,576 FedEx Corp...........................      7,293,239
           24,730 Ryder System, Inc....................        633,583
                                                        --------------
                                                             7,926,822
                                                        --------------
                  Total Common Stocks
                   (Identified Cost $3,576,003,113)....  3,548,925,707
                                                        --------------

Short Term Investments1.2%

           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ----------------------------------------------------------------

                    COMMERCIAL PAPER--1.2%
        $44,100,000 UBS Finance, Inc. 1.310%, 07/01/03... $   44,100,000
                                                          --------------
                    Total Short Term Investments
                     (Identified Cost $44,100,000).......     44,100,000
                                                          --------------
                    Total Investments--99.8%
                     (Identified Cost $3,620,103,113) (a)  3,593,025,707
                    Other assets less liabilities........      5,577,359
                                                          --------------
                    TOTAL NET ASSETS--100%............... $3,598,603,066
                                                          ==============

FUTURES CONTRACTS

                EXPIRATION NUMBER OF  CONTRACT   VALUATION AS OF  UNREALIZED
  LONG             DATE    CONTRACTS   AMOUNT     JUNE 30, 2003  DEPRECIATION
  ----          ---------- --------- ----------- --------------- ------------
  S&P Index 500 09/18/2003    175    $43,644,500   $42,581,875   ($1,062,625)
                                                                 ===========

                See accompanying notes to financial statements.

                                    MSF-118

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................            $3,593,025,707
       Cash.....................................                   115,472
       Collateral for securities loaned.........                47,807,111
       Receivable for:
        Fund shares sold........................                 3,973,596
        Dividends and interest..................                 4,358,755
                                                            --------------
         Total Assets...........................             3,649,280,641
     LIABILITIES
       Payable for:
        Securities purchased....................  1,560,360
        Return of collateral for securities
         loaned................................. 47,807,111
       Accrued expenses:
        Management fees.........................    747,271
        Service and distribution fees...........     38,011
        Other expenses..........................    524,822
                                                 ----------
         Total Liabilities......................                50,677,575
                                                            --------------
     NET ASSETS.................................            $3,598,603,066
                                                            ==============
       Net assets consist of:
        Capital paid in.........................            $3,683,013,499
        Undistributed net investment income.....                 9,873,210
        Accumulated net realized gains
         (losses)...............................               (66,143,612)
        Unrealized appreciation (depreciation)
         on investments.........................               (28,140,031)
                                                            --------------
     NET ASSETS.................................            $3,598,603,066
                                                            ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($3,380,231,106 divided by
      131,931,056 shares outstanding)...........            $        25.62
                                                            ==============
     CLASS B
     Net asset value and redemption price per
      share ($152,385,757 divided by
      6,073,376 shares outstanding).............            $        25.09
                                                            ==============
     CLASS E
     Net asset value and redemption price per
      share ($65,986,203 divided by
      2,583,884 shares outstanding).............            $        25.54
                                                            ==============
     Identified cost of investments.............            $3,620,103,113
                                                            ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $ 26,728,233
      Interest................................                   459,878 (a)
                                                             ------------
                                                               27,188,111
    EXPENSES
      Management fees......................... $  3,786,532
      Service and distribution fees--Class B..      141,440
      Service and distribution fees--Class E..       31,003
      Directors' fees and expenses............       11,321
      Custodian...............................      230,995
      Audit and tax services..................       11,150
      Legal...................................       94,770
      Printing................................      557,998
      Insurance...............................       43,675
      Miscellaneous...........................       30,120
                                               ------------
      Total expenses..........................                  4,939,004
                                                             ------------
    NET INVESTMENT INCOME.....................                 22,249,107
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................   (4,089,641)
      Futures contracts--net..................    7,623,804     3,534,163
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  291,298,398
      Futures contracts--net..................      616,065   291,914,463
                                               ------------  ------------
    Net gain (loss)...........................                295,448,626
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $317,697,733
                                                             ============

(a)Includes income on securities loaned of $47,167.

                See accompanying notes to financial statements.

                                    MSF-119

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2003            2002
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   22,249,107  $   42,014,415
  Net realized gain (loss)..........................................      3,534,163     (48,364,786)
  Unrealized appreciation (depreciation)............................    291,914,463    (831,143,017)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    317,697,733    (837,493,388)
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (51,240,208)    (27,671,646)
    Class B.........................................................     (2,052,849)       (325,006)
    Class E.........................................................       (793,635)        (29,386)
                                                                     --------------  --------------
                                                                        (54,086,692)    (28,026,038)
                                                                     --------------  --------------
   Net realized gain
    Class A.........................................................              0     (26,829,465)
    Class B.........................................................              0        (330,942)
    Class E.........................................................              0         (28,492)
                                                                     --------------  --------------
                                                                                  0     (27,188,899)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (54,086,692)    (55,214,937)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    494,976,938      50,102,031
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    758,587,979    (842,606,294)

NET ASSETS
  Beginning of the period...........................................  2,840,015,087   3,682,621,381
                                                                     --------------  --------------
  End of the period................................................. $3,598,603,066  $2,840,015,087
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    9,873,210  $   41,710,795
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003             DECEMBER 31, 2002
                                                               -------------------------  --------------------------
                                                                 SHARES          $           SHARES          $
                                                               ----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................  5,137,469  $ 123,324,605   23,224,265  $ 606,434,676
  Shares issued through acquisition........................... 15,918,775    416,481,821            0              0
  Reinvestments...............................................  2,186,949     51,240,208    1,839,389     54,501,111
  Redemptions................................................. (7,745,085)  (183,587,501) (28,416,629)  (722,923,564)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease)..................................... 15,498,108  $ 407,459,133   (3,352,975) $ (61,987,777)
                                                               ==========  =============  ===========  =============
CLASS B
  Sales.......................................................  2,511,150  $  58,996,221    4,371,786  $ 110,460,584
  Reinvestments...............................................     89,410      2,052,849       22,572        655,948
  Redemptions.................................................   (388,676)    (9,135,117)  (1,112,938)   (26,600,352)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................  2,211,884  $  51,913,953    3,281,420  $  84,516,180
                                                               ==========  =============  ===========  =============
CLASS E
  Sales.......................................................  1,599,982  $  38,323,192    1,237,142  $  31,181,383
  Reinvestments...............................................     33,974        793,635        1,958         57,878
  Redemptions.................................................   (148,030)    (3,512,975)    (142,213)    (3,665,633)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................  1,485,926  $  35,603,852    1,096,887  $  27,573,628
                                                               ----------  -------------  -----------  -------------
  Increase (decrease) derived from capital share transactions. 19,195,918  $ 494,976,938    1,025,332  $  50,102,031
                                                               ==========  =============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-120

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                           CLASS A
                                                          --------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,    -----------------------------------------------
                                                               2003         2002        2001        2000        1999
                                                          ----------     ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    23.41     $    30.60  $    35.26  $    40.59  $    35.38
                                                          ----------     ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.18           0.35        0.33        0.34        0.37
  Net realized and unrealized gain (loss) on investments.       2.48          (7.09)      (4.59)      (4.07)       6.89
                                                          ----------     ----------  ----------  ----------  ----------
  Total from investment operations.......................       2.66          (6.74)      (4.26)      (3.73)       7.26
                                                          ----------     ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.45)         (0.23)      (0.09)      (0.35)      (0.36)
  Distributions from net realized capital gains..........       0.00          (0.22)      (0.31)      (1.25)      (1.69)
                                                          ----------     ----------  ----------  ----------  ----------
  Total distributions....................................      (0.45)         (0.45)      (0.40)      (1.60)      (2.05)
                                                          ----------     ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD........................... $    25.62     $    23.41  $    30.60  $    35.26  $    40.59
                                                          ==========     ==========  ==========  ==========  ==========
TOTAL RETURN (%).........................................       11.5 (b)      (22.3)      (12.2)       (9.3)       20.8
Ratio of operating expenses to average net assets (%)....       0.31 (c)       0.31        0.31        0.28        0.29
Ratio of net investment income to average net assets (%).       1.48 (c)       1.30        1.02        0.88        1.01
Portfolio turnover rate (%)..............................          1 (c)          7           5           7           9
Net assets, end of period (000).......................... $3,380,231     $2,725,874  $3,665,168  $3,999,903  $4,205,202

                                                          -----------


                                                          -----------
                                                             1998
                                                          ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    28.78
                                                          ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.37
  Net realized and unrealized gain (loss) on investments.       7.75
                                                          ----------
  Total from investment operations.......................       8.12
                                                          ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.36)
  Distributions from net realized capital gains..........      (1.16)
                                                          ----------
  Total distributions....................................      (1.52)
                                                          ----------
NET ASSET VALUE, END OF PERIOD........................... $    35.38
                                                          ==========
TOTAL RETURN (%).........................................       28.2
Ratio of operating expenses to average net assets (%)....       0.30
Ratio of net investment income to average net assets (%).       1.21
Portfolio turnover rate (%)..............................         15
Net assets, end of period (000).......................... $3,111,919

                                                                             CLASS B                                    CLASS E
                                                          -----------------------------------------     -------------------------
                                                           SIX MONTHS                JANUARY 2, 2001(A) SIX MONTHS
                                                             ENDED       YEAR ENDED       THROUGH         ENDED       YEAR ENDED
                                                            JUNE 30,    DECEMBER 31,    DECEMBER 31,     JUNE 30,    DECEMBER 31,
                                                              2003          2002            2001           2003          2002
                                                          ----------    ------------ ------------------ ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  22.92       $ 30.03         $ 33.71        $ 23.34       $ 30.54
                                                           --------       -------         -------        -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      0.15          0.23            0.17           0.18          0.31
  Net realized and unrealized gain (loss) on investments.      2.43         (6.90)          (3.45)          2.45         (7.06)
                                                           --------       -------         -------        -------       -------
  Total from investment operations.......................      2.58         (6.67)          (3.28)          2.63         (6.75)
                                                           --------       -------         -------        -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (0.41)        (0.22)          (0.09)         (0.43)        (0.23)
  Distributions from net realized capital gains..........      0.00         (0.22)          (0.31)          0.00         (0.22)
                                                           --------       -------         -------        -------       -------
  Total distributions....................................     (0.41)        (0.44)          (0.40)         (0.43)        (0.45)
                                                           --------       -------         -------        -------       -------
NET ASSET VALUE, END OF PERIOD...........................  $  25.09       $ 22.92         $ 30.03        $ 25.54       $ 23.34
                                                           ========       =======         =======        =======       =======
TOTAL RETURN (%).........................................      11.4 (b)     (22.5)           (9.8)(b)       11.4 (b)     (22.4)
Ratio of operating expenses to average net assets (%)....      0.56 (c)      0.56            0.56 (c)       0.46 (c)      0.46
Ratio of net investment income to average net assets (%).      1.22 (c)      1.17            0.83 (c)       1.32 (c)      1.36
Portfolio turnover rate (%)..............................         1 (c)         7               5 (c)          1 (c)         7
Net assets, end of period (000)..........................  $152,386       $88,517         $17,421        $65,986       $25,624

                                                          -----------
                                                          MAY 1, 2001(A)
                                                             THROUGH
                                                           DECEMBER 31,
                                                               2001
                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $33.45
                                                              ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.00
  Net realized and unrealized gain (loss) on investments.      (2.91)
                                                              ------
  Total from investment operations.......................      (2.91)
                                                              ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............       0.00
  Distributions from net realized capital gains..........       0.00
                                                              ------
  Total distributions....................................       0.00
                                                              ------
NET ASSET VALUE, END OF PERIOD...........................     $30.54
                                                              ======
TOTAL RETURN (%).........................................       (8.7)(b)
Ratio of operating expenses to average net assets (%)....       0.46 (c)
Ratio of net investment income to average net assets (%).       0.93 (c)
Portfolio turnover rate (%)..............................          5 (c)
Net assets, end of period (000)..........................     $   33

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.


                See accompanying notes to financial statements.

                                    MSF-121

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--97.3% OF TOTAL NET ASSETS



                                                           VALUE
            SHARES                                        (NOTE 1)
            --------------------------------------------------------

                   AEROSPACE & DEFENSE--1.0%
             8,120 Lockheed Martin Corp................. $   386,268
             2,412 Northrop Grumman Corp................     208,132
                                                         -----------
                                                             594,400
                                                         -----------
                   AUTOMOBILES--0.7%
             8,130 Bayerische Motoren Werke AG, (EUR)...     313,276
               338 Porsche AG (PFD), (EUR)..............     143,462
                                                         -----------
                                                             456,738
                                                         -----------
                   BANKS--6.5%
             8,407 Bank of America Corp.................     664,405
            18,260 Bank One Corp........................     678,907
             5,231 Charter One Financial, Inc...........     163,102
             7,099 Mellon Financial Corp................     196,997
             2,709 State Street Corp....................     106,735
             5,440 SunTrust Banks, Inc..................     322,810
               100 The Bank of New York Co., Inc........       2,875
            21,200 U.S. Bancorp.........................     519,400
            25,673 Wells Fargo & Co.....................   1,293,919
                                                         -----------
                                                           3,949,150
                                                         -----------
                   BIOTECHNOLOGY--1.3%
            11,560 Amgen, Inc. (b)......................     768,046
                                                         -----------
                   BUSINESS SERVICES--1.2%
            24,000 Accenture, Ltd. (b)..................     434,160
             4,100 Aramark Corp.........................      91,922
            11,100 Cendant Corp. (b)....................     203,352
                                                         -----------
                                                             729,434
                                                         -----------
                   CHEMICALS--2.0%
             5,389 Air Products & Chemicals, Inc........     224,183
             9,250 PPG Industries, Inc..................     469,345
             8,342 Praxair, Inc.........................     501,354
                                                         -----------
                                                           1,194,882
                                                         -----------
                   COMMUNICATION SERVICES--0.2%
             4,600 Cox Communications, Inc..............     146,740
                                                         -----------
                   COMMUNICATIONS--0.1%
             4,200 Juniper Networks, Inc................      51,954
                                                         -----------
                   COMPUTERS & BUSINESS EQUIPMENT--2.5%
             7,384 Hewlett-Packard Co...................     157,279
            16,256 International Business Machines Corp.   1,341,120
                                                         -----------
                                                           1,498,399
                                                         -----------
                   CONGLOMERATES--4.4%
             4,924 3M Co................................     635,098
            48,914 General Electric Co..................   1,402,853
             2,880 Illinois Tool Works, Inc.............     189,648
             2,220 ITT Industries, Inc..................     145,321
            14,300 Tyco International, Ltd..............     271,414
                                                         -----------
                                                           2,644,334
                                                         -----------
                   CONSTRUCTION MATERIALS--0.1%
               900 American Standard Cos., Inc. (b).....      66,537
                                                         -----------

                                                           VALUE
            SHARES                                        (NOTE 1)
            --------------------------------------------------------

                   CONTAINERS & GLASS--0.1%
             5,120 Smurfit-Stone Container Corp......... $    66,714
                                                         -----------

                   COSMETICS & PERSONAL CARE--2.6%
             9,480 Kimberly-Clark Corp..................     494,287
             4,608 The Gillette Co......................     146,811
            10,773 The Procter & Gamble Co..............     960,736
                                                         -----------
                                                           1,601,834
                                                         -----------
                   DOMESTIC OIL--0.7%
            10,760 Encana Corp..........................     412,861
                                                         -----------
                   DRUGS & HEALTH CARE--10.3%
             6,707 Abbott Laboratories..................     293,498
             5,470 AmerisourceBergen Corp...............     379,345
             1,500 AstraZeneca, Plc., (GBP).............      60,248
             7,200 AstraZeneca, Plc. (ADR)..............     293,544
             2,600 Forest Laboratories, Inc. (b)........     142,350
             6,300 Genentech, Inc.......................     454,356
            18,660 Novartis AG, (CHF)...................     739,994
            54,005 Pfizer, Inc..........................   1,844,271
            39,310 Schering-Plough Corp.................     731,166
            40,000 Tenet Healthcare Corp. (b)...........     466,000
             1,700 WellPoint Health Networks, Inc. (b)..     143,310
            15,525 Wyeth................................     707,164
                                                         -----------
                                                           6,255,246
                                                         -----------
                   ELECTRIC UTILITIES--2.3%
             2,360 Dominion Resources, Inc..............     151,677
             6,900 Exelon Corp..........................     412,689
             7,900 PG&E Corp............................     167,085
            25,440 TXU Corp.............................     571,128
             2,700 Wisconsin Energy Corp................      78,300
                                                         -----------
                                                           1,380,879
                                                         -----------
                   ELECTRICAL EQUIPMENT--0.7%
             4,300 Emerson Electric Co..................     219,730
             4,840 Encana Corp., (CAD)..................     184,568
                                                         -----------
                                                             404,298
                                                         -----------
                   ELECTRONICS--0.0%
               100 Waters Corp. (b).....................       2,913
                                                         -----------
                   FEDERAL AGENCIES--3.4%
            10,896 Federal Home Loan Mortgage Corp......     553,190
            22,546 Federal National Mortgage Association   1,520,502
                                                         -----------
                                                           2,073,692
                                                         -----------
                   FINANCIAL SERVICES--3.8%
            44,822 Citigroup, Inc.......................   1,918,381
             7,200 MBNA Corp............................     150,048
             5,600 SLM Corp.............................     219,352
                                                         -----------
                                                           2,287,781
                                                         -----------
                   FOOD & BEVERAGES--4.1%
             5,910 Anheuser-Busch Cos., Inc.............     301,706
            12,300 Archer-Daniels-Midland Co............     158,301
             4,510 Kellogg Co...........................     155,009
             1,026 Nestle S.A., (CHF)...................     212,169

                See accompanying notes to financial statements.

                                    MSF-122

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
     SHARES                                                      (NOTE 1)
     ----------------------------------------------------------------------

            FOOD & BEVERAGES--(CONTINUED)
     22,939 PepsiCo, Inc....................................... $ 1,020,785
     30,111 The Kroger Co. (b).................................     502,251
      2,800 Unilever NV (ADR)..................................     151,200
                                                                -----------
                                                                  2,501,421
                                                                -----------
            FOREST PRODUCTS & PAPER--1.0%
     16,490 International Paper Co.............................     589,188
                                                                -----------
            GAS & OIL--5.4%
      2,400 Anadarko Petroleum Corp............................     106,728
     11,971 Baker Hughes, Inc..................................     401,866
      6,153 BP, Plc. (ADR).....................................     258,549
      2,800 ConocoPhillips.....................................     153,440
     47,380 Exxon Mobil Corp...................................   1,701,416
      3,800 Noble Corp. (b)....................................     130,340
     11,080 Schlumberger, Ltd..................................     527,076
                                                                -----------
                                                                  3,279,415
                                                                -----------
            HEALTH CARE--PRODUCTS--3.4%
     10,300 Baxter International, Inc..........................     267,800
      5,900 Guidant Corp. (b)..................................     261,901
     25,771 Johnson & Johnson..................................   1,332,361
      4,100 Medtronic, Inc.....................................     196,677
                                                                -----------
                                                                  2,058,739
                                                                -----------

            HOTELS & RESTAURANTS--0.4%
      3,700 McDonald's Corp....................................      81,622
      4,810 Starwood Hotels & Resorts Worldwide, Inc. (Class B)     137,518
                                                                -----------
                                                                    219,140
                                                                -----------

            HOUSEHOLD PRODUCTS--0.4%
      5,500 Newell Rubbermaid, Inc.............................     154,000
      3,890 Reckitt Benckiser, Plc., (GBP).....................      71,499
                                                                -----------
                                                                    225,499
                                                                -----------

            INDUSTRIAL MACHINERY--0.4%
      2,530 Deere & Co.........................................     115,621
      5,200 Rockwell Automation, Inc...........................     123,968
                                                                -----------
                                                                    239,589
                                                                -----------

            INSURANCE--4.0%
      6,161 American International Group, Inc..................     339,964
      3,900 Hartford Financial Services Group, Inc.............     196,404
      6,050 Marsh & McLennan Cos., Inc.........................     308,973
      4,030 The Allstate Corp..................................     143,670
      4,200 The Chubb Corp.....................................     252,000
     11,253 The St. Paul Cos., Inc.............................     410,847
     22,644 Travelers Property Casualty Corp. (Class A)........     360,040
     10,600 Travelers Property Casualty Corp. (Class B)........     167,162
      2,660 XL Capital, Ltd....................................     220,780
                                                                -----------
                                                                  2,399,840
                                                                -----------

            INTERNATIONAL OIL--0.4%
      3,100 Total Fina S.A. (ADR)..............................     234,980
                                                                -----------

                                                              VALUE
          SHARES                                             (NOTE 1)
          ------------------------------------------------------------

                 INVESTMENT BROKERAGE--1.8%
           6,080 Goldman Sachs Group, Inc...................   509,200
           4,300 J.P. Morgan Chase & Co.....................   146,974
           9,058 Merrill Lynch & Co., Inc...................   422,827
                                                             ---------
                                                             1,079,001
                                                             ---------

                 MEDIA--9.0%
          47,218 AOL Time Warner, Inc. (b)..................   759,738
          14,078 Clear Channel Communications, Inc. (b).....   596,766
           8,562 Comcast Corp. (Class A) (b)................   258,401
           4,088 EchoStar Communications Corp. (Class A) (b)   141,527
           9,502 Gannett Co., Inc...........................   729,849
          12,600 Liberty Media Corp. (b)....................   145,656
          12,969 New York Times Co..........................   590,089
          35,020 Reed Elsevier, Plc., (GBP).................   291,883
           4,181 The McGraw-Hill Cos., Inc..................   259,222
          11,020 The Walt Disney Co.........................   217,645
           7,320 Tribune Co.................................   353,556
          25,321 Viacom, Inc. (Class B) (b)................. 1,105,515
                                                             ---------
                                                             5,449,847
                                                             ---------

                 RAILROADS & EQUIPMENT--1.3%
           8,047 Canadian National Railway Co...............   388,348
           6,470 Union Pacific Corp.........................   375,390
                                                             ---------
                                                               763,738
                                                             ---------

                 RETAIL--6.9%
          20,070 CVS Corp...................................   562,562
           4,500 Kohl's Corp. (b)...........................   231,210
           3,686 Lowe's Cos., Inc...........................   158,314
           2,400 Sears Roebuck & Co.........................    80,736
           6,886 Target Corp................................   260,566
          34,270 The Home Depot, Inc........................ 1,135,022
          32,606 Wal-Mart Stores, Inc....................... 1,749,964
                                                             ---------
                                                             4,178,374
                                                             ---------

                 SEMICONDUCTORS--2.1%
          13,270 Analog Devices, Inc. (b)...................   462,061
          14,400 Microchip Technology, Inc. (b).............   354,672
           3,429 Novellus Systems, Inc. (b).................   125,573
           8,550 STMicroelectronics NV (ADR)................   177,755
           8,731 Texas Instruments, Inc.....................   153,666
                                                             ---------
                                                             1,273,727
                                                             ---------

                 SOFTWARE--5.3%
           4,010 Automatic Data Processing, Inc.............   135,779
           5,600 BEA Systems, Inc. (b)......................    60,816
           6,648 First Data Corp............................   275,493
          72,812 Microsoft Corp............................. 1,864,715
          46,984 Oracle Corp. (b)...........................   564,748
          10,317 VERITAS Software Corp. (b).................   295,788
                                                             ---------
                                                             3,197,339
                                                             ---------

                See accompanying notes to financial statements.

                                    MSF-123

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
            SHARES                                        (NOTE 1)
            --------------------------------------------------------

                   TELECOMMUNICATIONS--4.1%
            15,300 AT&T Wireless Services, Inc.......... $   125,613
            19,430 BellSouth Corp.......................     517,421
            59,450 Cisco Systems, Inc. (b)..............     992,220
            10,600 Sprint Corp. (PCS Group) (b).........      60,950
            16,910 Verizon Communications, Inc..........     667,100
             4,682 Vodafone Group, Plc. (ADR)...........      92,001
                                                         -----------
                                                           2,455,305
                                                         -----------

                   TOBACCO--1.6%
            21,225 Altria Group, Inc....................     964,464
                                                         -----------

                   TRANSPORTATION--0.8%
             8,154 United Parcel Service, Inc. (Class B)     519,410
                                                         -----------

                   TRUCKING & FREIGHT FORWARDING--1.0%
             9,460 FedEx Corp...........................     586,804
                                                         -----------
                   Total Common Stocks
                    (Identified Cost $55,838,723).......  58,802,652
                                                         -----------

SHORT TERM INVESTMENTS2.8%

           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ---------------------------------------------------------------

                   DISCOUNT NOTES--2.8%
        $1,678,000 Federal Home Loan Bank 0.950%, 07/01/03 $ 1,678,000
                                                           -----------
                   Total Short Term Investments
                    (Identified Cost $1,678,000)..........   1,678,000
                                                           -----------
                   Total Investments--100.1%
                    (Identified Cost $57,516,723) (a).....  60,480,652
                   Other assets less liabilities..........     (78,792)
                                                           -----------
                   TOTAL NET ASSETS--100%................. $60,401,860
                                                           ===========

                See accompanying notes to financial statements.

                                    MSF-124

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value........................            $60,480,652
       Foreign cash at value
        (Identified cost $292 )....................                    291
       Receivable for:
        Securities sold............................                843,170
        Fund shares sold...........................                213,403
        Dividends and interest.....................                 58,600
        Foreign taxes..............................                  4,764
                                                               -----------
         Total Assets..............................             61,600,880
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $   35,102
        Securities purchased.......................  1,064,563
        Withholding taxes..........................        377
        Due to custodian bank......................      2,114
       Accrued expenses:
        Management fees............................     41,621
        Service and distribution fees..............      6,754
        Deferred trustees fees.....................      5,585
        Other expenses.............................     42,904
                                                    ----------
         Total Liabilities.........................              1,199,020
                                                               -----------
     NET ASSETS....................................            $60,401,860
                                                               ===========
       Net assets consist of:
        Capital paid in............................            $65,724,207
        Undistributed net investment income........                126,042
        Accumulated net realized gains (losses)....             (8,412,771)
        Unrealized appreciation (depreciation) on
         investments and foreign currency..........              2,964,382
                                                               -----------
     NET ASSETS....................................            $60,401,860
                                                               ===========
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($23,092,191 divided by 3,125,948 shares
      outstanding).................................            $      7.39
                                                               ===========
     CLASS B
     Net asset value and redemption price per share
      ($29,701,550 divided by 4,031,430 shares
      outstanding).................................            $      7.37
                                                               ===========
     CLASS E
     Net asset value and redemption price per share
      ($7,608,119 divided by 1,031,159 shares
      outstanding).................................            $      7.38
                                                               ===========
     Identified cost of investments................            $57,516,723
                                                               ===========

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................              $   369,103 (a)
      Interest................................                   11,536
                                                            -----------
                                                                380,639
    EXPENSES
      Management fees......................... $   173,476
      Service and distribution fees--Class B..      24,690
      Service and distribution fees--Class E..       4,265
      Directors' fees and expenses............       4,808
      Custodian...............................      80,639
      Audit and tax services..................      11,150
      Legal...................................         662
      Printing................................       4,401
      Insurance...............................         355
      Miscellaneous...........................         751
                                               -----------
      Total expenses before reductions........     305,197
      Less expense reduction..................      (6,151)
      Less expenses assumed by the investment
       adviser................................     (58,729)     240,317
                                               -----------  -----------
    NET INVESTMENT INCOME.....................                  140,322
                                                            -----------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (1,201,154)
      Foreign currency transactions--net......      42,866   (1,158,288)
                                               -----------
    Unrealized appreciation (depreciation) on:
      Investments--net........................   5,533,059
      Foreign currency transactions--net......         173    5,533,232
                                               -----------  -----------
    Net gain (loss)...........................                4,374,944
                                                            -----------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $ 4,515,266
                                                            ===========

(a)Net of foreign taxes of $5,302.

                See accompanying notes to financial statements.

                                    MSF-125

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS    YEAR ENDED
                                                                     ENDED JUNE 30, DECEMBER 31,
                                                                          2003          2002
                                                                     -------------- ------------
FROM OPERATIONS
  Net investment income.............................................  $   140,322   $   173,901
  Net realized gain (loss)..........................................   (1,158,288)   (3,636,172)
  Unrealized appreciation (depreciation)............................    5,533,232    (2,870,400)
                                                                      -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    4,515,266    (6,332,671)
                                                                      -----------   -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income............................................
    Class A.........................................................      (69,575)     (104,842)
    Class B.........................................................      (61,691)            0
    Class E.........................................................      (17,388)       (7,045)
                                                                      -----------   -----------
  TOTAL DISTRIBUTIONS...............................................     (148,654)     (111,887)
                                                                      -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   18,615,780    18,627,405
                                                                      -----------   -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   22,982,392    12,182,847

NET ASSETS
  Beginning of the period...........................................   37,419,468    25,236,621
                                                                      -----------   -----------
  End of the period.................................................  $60,401,860   $37,419,468
                                                                      ===========   ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period.................................................  $   126,042   $   134,374
                                                                      ===========   ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2003          DECEMBER 31, 2002
                                                               ----------------------  ------------------------
                                                                 SHARES        $         SHARES          $
                                                               ---------  -----------  ----------  ------------
CLASS A
  Sales.......................................................   555,029  $ 3,882,557   1,761,072  $ 13,515,120
  Reinvestments...............................................    10,157       69,575      12,649       104,842
  Redemptions.................................................  (465,870)  (3,213,971) (1,607,888)  (12,065,526)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................    99,316  $   738,161     165,833  $  1,554,436
                                                               =========  ===========  ==========  ============
CLASS B
  Sales....................................................... 2,210,893  $15,239,753   1,826,392  $ 12,849,550
  Reinvestments...............................................     9,019       61,691           0             0
  Redemptions.................................................    (6,934)     (48,351)     (7,940)      (55,359)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease)..................................... 2,212,978  $15,253,093   1,818,452  $ 12,794,191
                                                               =========  ===========  ==========  ============
CLASS E
  Sales.......................................................   426,484  $ 2,940,210     631,578  $  4,739,277
  Reinvestments...............................................     2,538       17,388         849         7,045
  Redemptions.................................................   (49,642)    (333,072)    (65,847)     (467,544)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   379,380  $ 2,624,526     566,580  $  4,278,778
                                                               =========  ===========  ==========  ============
  Increase (decrease) derived from capital share transactions. 2,691,674  $18,615,780   2,550,865  $ 18,627,405
                                                               =========  ===========  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-126

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                 CLASS A
                                                        -----------------------------------------------------
                                                        SIX MONTHS                              APRIL 30, 1999(A)
                                                          ENDED       YEAR ENDED DECEMBER 31,        THROUGH
                                                         JUNE 30,    -------------------------    DECEMBER 31,
                                                           2003        2002     2001     2000         1999
                                                        ----------   -------  -------  -------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $  6.81     $  8.57  $ 10.23  $ 10.26       $10.00
                                                         -------     -------  -------  -------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.................................     0.02        0.05     0.05     0.04         0.02
 Net realized and unrealized gain (loss) on investments     0.58       (1.78)   (1.67)   (0.06)        0.26
                                                         -------     -------  -------  -------       ------
 Total from investment operations......................     0.60       (1.73)   (1.62)   (0.02)        0.28
                                                         -------     -------  -------  -------       ------
LESS DISTRIBUTIONS
 Distributions from net investment income..............    (0.02)      (0.03)   (0.04)   (0.01)       (0.02)
                                                         -------     -------  -------  -------       ------
 Total distributions...................................    (0.02)      (0.03)   (0.04)   (0.01)       (0.02)
                                                         -------     -------  -------  -------       ------
NET ASSET VALUE, END OF PERIOD.........................  $  7.39     $  6.81  $  8.57  $ 10.23       $10.26
                                                         =======     =======  =======  =======       ======
TOTAL RETURN (%).......................................      8.9 (b)   (20.2)   (15.9)    (0.2)         2.9 (b)
Ratio of operating expenses to average net assets
 before expense reductions (%).........................     0.94 (c)    0.90     0.90     0.90         0.90 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)......................     0.91 (c)    0.88       --       --           --
Ratio of net investment income to average net assets
 (%)...................................................     0.73 (c)    0.62     0.58     0.51         0.45 (c)
Portfolio turnover rate (%)............................       85 (c)      63       86       68           60 (c)
Net assets, end of period (000)........................  $23,092     $20,618  $24,506  $18,422       $6,841
The Ratios of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%).........................     1.19 (c)    1.34     1.37     1.57         2.03 (c)

                                                                  CLASS B                           CLASS E
                                                        -----------------------     ------------------------------------
                                                        SIX MONTHS   MAY 1, 2002(A) SIX MONTHS       YEAR     MAY 1, 2001(A)
                                                          ENDED         THROUGH       ENDED         ENDED        THROUGH
                                                         JUNE 30,     DECEMBER 31,   JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                           2003           2002         2003          2002          2001
                                                        ----------   -------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $  6.80        $  8.13       $ 6.81        $ 8.57        $ 9.56
                                                         -------        -------       ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.................................     0.01           0.01         0.02          0.04          0.01
 Net realized and unrealized gain (loss) on investments     0.58          (1.34)        0.57         (1.77)        (1.00)
                                                         -------        -------       ------        ------        ------
 Total from investment operations......................     0.59          (1.33)        0.59         (1.73)        (0.99)
                                                         -------        -------       ------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income..............    (0.02)          0.00        (0.02)        (0.03)         0.00
                                                         -------        -------       ------        ------        ------
 Total distributions...................................    (0.02)          0.00        (0.02)        (0.03)         0.00
                                                         -------        -------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD.........................  $  7.37        $  6.80       $ 7.38        $ 6.81        $ 8.57
                                                         =======        =======       ======        ======        ======
TOTAL RETURN (%).......................................      8.7 (b)      (16.4)(b)      8.7 (b)     (20.2)        (10.4)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%).........................     1.19 (c)       1.15 (c)     1.09 (c)      1.05          1.05 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)......................     1.16 (c)       1.13 (c)     1.06 (c)      1.03            --
Ratio of net investment income to average net assets
 (%)...................................................     0.48 (c)       0.55 (c)     0.58 (c)      0.55          0.26 (c)
Portfolio turnover rate (%)............................       85 (c)         63 (c)       85 (c)        63            86 (c)
Net assets, end of period (000)........................  $29,702        $12,365       $7,608        $4,436        $  730
The Ratios of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%).........................     1.44 (c)       1.59 (c)     1.34 (c)      1.49          1.52 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annnualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-127

METROPOLITAN SERIES FUND, INC.

 MFS RESEARCH MANAGERS PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--96.6% OF TOTAL NET ASSETS


                                                          VALUE
             SHARES                                      (NOTE 1)
             ------------------------------------------------------

                    ADVERTISING--0.6%
              1,200 Getty Images, Inc. (b)............. $    49,560
              3,810 Lamar Advertising Co. (Class A) (b)     134,150
                                                        -----------
                                                            183,710
                                                        -----------

                    AEROSPACE & DEFENSE--1.1%
              7,530 Lockheed Martin Corp...............     358,202
                                                        -----------

                    APPAREL & TEXTILES--0.3%
              2,520 Liz Claiborne, Inc.................      88,830
                                                        -----------

                    BANKS--8.2%
              8,600 Bank of America Corp...............     679,658
              5,930 Bank One Corp......................     220,477
              5,740 Banknorth Group, Inc...............     146,485
              5,215 Charter One Financial, Inc.........     162,604
             12,840 FleetBoston Financial Corp.........     381,476
             14,580 Mellon Financial Corp..............     404,595
              2,240 SouthTrust Corp....................      60,928
              7,060 SunTrust Banks, Inc................     418,941
              3,520 TCF Financial Corp.................     140,237
                                                        -----------
                                                          2,615,401
                                                        -----------

                    BIOTECHNOLOGY--2.8%
              8,780 Amgen, Inc. (b)....................     583,343
              7,310 Genzyme Corp. (b)..................     305,558
                                                        -----------
                                                            888,901
                                                        -----------

                    CHEMICALS--1.9%
              2,070 Air Products & Chemicals, Inc......      86,112
              5,440 Lyondell Chemical Co...............      73,603
              2,240 Praxair, Inc.......................     134,624
             10,290 The Dow Chemical Co................     318,579
                                                        -----------
                                                            612,918
                                                        -----------

                    COMPUTERS & BUSINESS EQUIPMENT--0.7%
              8,580 SunGard Data Systems, Inc. (b).....     222,308
                                                        -----------

                    CONGLOMERATES--1.1%
              1,680 3M Co..............................     216,686
              7,700 Tyco International, Ltd............     146,146
                                                        -----------
                                                            362,832
                                                        -----------

                    CONSTRUCTION MATERIALS--0.2%
              1,010 American Standard Cos., Inc. (b)...      74,669
                                                        -----------

                    CONTAINERS & GLASS--0.9%
             20,970 Smurfit-Stone Container Corp.......     273,239
                                                        -----------

                    COSMETICS & PERSONAL CARE--2.0%
              7,275 The Procter & Gamble Co............     648,785
                                                        -----------

                    DOMESTIC OIL--0.5%
              3,700 Talisman Energy, Inc., (CAD).......     167,841
                                                        -----------

                                                           VALUE
            SHARES                                        (NOTE 1)
            --------------------------------------------------------

                   DRUGS & HEALTH CARE--13.0%
            22,205 Abbott Laboratories.................. $   971,691
             2,730 Caremark Rx, Inc. (b)................      70,106
             6,870 Genentech, Inc.......................     495,464
             2,570 Lincare Holdings, Inc. (b)...........      80,981
            24,005 Pfizer, Inc..........................     819,771
            35,940 Schering-Plough Corp.................     668,484
            23,780 Tenet Healthcare Corp. (b)...........     277,037
            16,660 Wyeth................................     758,863
                                                         -----------
                                                           4,142,397
                                                         -----------

                   ELECTRIC UTILITIES--1.4%
             1,410 Dominion Resources, Inc..............      90,621
             3,800 PG&E Corp. (b).......................      80,370
             2,260 Public Service Enterprise Group, Inc.      95,485
             8,400 TXU Corp.............................     188,580
                                                         -----------
                                                             455,056
                                                         -----------

                   ELECTRICAL EQUIPMENT--0.7%
             6,240 Encana Corp., (CAD)..................     237,955
                                                         -----------

                   ELECTRONICS--0.1%
               720 Waters Corp. (b).....................      20,974
                                                         -----------

                   FEDERAL AGENCIES--3.7%
             7,760 Federal Home Loan Mortgage Corp......     393,975
            11,830 Federal National Mortgage Association     797,815
                                                         -----------
                                                           1,191,790
                                                         -----------

                   FINANCIAL SERVICES--4.1%
            29,378 Citigroup, Inc.......................   1,257,378
             3,300 MBNA Corp............................      68,772
                                                         -----------
                                                           1,326,150
                                                         -----------

                   FOOD & BEVERAGES--5.4%
             6,010 Anheuser-Busch Cos., Inc.............     306,810
             6,710 Kellogg Co...........................     230,623
               698 Nestle S.A., (CHF)...................     144,341
            15,680 PepsiCo, Inc.........................     697,760
            15,580 The Kroger Co. (b)...................     259,874
             9,500 Unilever NV, (GBP)...................      75,765
                                                         -----------
                                                           1,715,173
                                                         -----------

                   FOREST PRODUCTS & PAPER--1.3%
             1,870 Bowater, Inc.........................      70,032
            10,080 International Paper Co...............     360,158
                                                         -----------
                                                             430,190
                                                         -----------

                   GAS & OIL--6.5%
            19,706 BP, Plc., (GBP)......................     136,884
             4,390 ConocoPhillips.......................     240,572
             1,460 Devon Energy Corp....................      77,964
            20,988 Exxon Mobil Corp.....................     753,679
             6,021 Global SantaFe Corp..................     140,530

                See accompanying notes to financial statements.

                                    MSF-128

METROPOLITAN SERIES FUND, INC.

 MFS RESEARCH MANAGERS PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
     SHARES                                                      (NOTE 1)
     ----------------------------------------------------------------------

            GAS & OIL--(CONTINUED)
      4,830 Halliburton Co..................................... $   111,090
      3,620 Noble Corp. (b)....................................     124,166
      5,650 Schlumberger, Ltd..................................     268,771
      1,400 Total S.A., (EUR)..................................     211,922
                                                                -----------
                                                                  2,065,578
                                                                -----------

            GAS & PIPELINE UTILITIES--0.5%
      4,210 Equitable Resources, Inc...........................     171,515
                                                                -----------

            HEALTH CARE--PRODUCTS--3.8%
      6,830 Baxter International, Inc..........................     177,580
      4,500 Guidant Corp. (b)..................................     199,755
     15,950 Johnson & Johnson..................................     824,615
                                                                -----------
                                                                  1,201,950
                                                                -----------

            HOTELS & RESTAURANTS--1.8%
      2,600 CEC Entertainment, Inc. (b)........................      96,018
      7,840 Hilton Hotels Corp.................................     100,274
      3,320 MGM Mirage, Inc. (b)...............................     113,478
      4,940 Starwood Hotels & Resorts Worldwide, Inc. (Class B)     141,234
      4,060 Yum! Brands, Inc. (b)..............................     120,013
                                                                -----------
                                                                    571,017
                                                                -----------

            HOUSEHOLD PRODUCTS--0.3%
      3,800 Newell Rubbermaid, Inc.............................     106,400
                                                                -----------

            INDUSTRIAL MACHINERY--0.5%
      3,790 Deere & Co.........................................     173,203
                                                                -----------

            INSURANCE--5.1%
      9,890 ACE, Ltd...........................................     339,128
      3,200 The Chubb Corp.....................................     192,000
      6,920 The St. Paul Cos., Inc.............................     252,649
     10,801 Travelers Property Casualty Corp. (Class A)........     171,736
     11,755 Travelers Property Casualty Corp. (Class B)........     185,377
      7,100 Willis Group Holdings, Ltd.........................     218,325
      3,220 XL Capital, Ltd....................................     267,260
                                                                -----------
                                                                  1,626,475
                                                                -----------

            INTERNET--0.3%
      7,850 Network Associates, Inc. (b).......................      99,538
         10 Symantec Corp. (b).................................         439
                                                                -----------
                                                                     99,977
                                                                -----------

            INVESTMENT BROKERAGE--2.4%
      4,570 Goldman Sachs Group, Inc...........................     382,737
      8,520 Merrill Lynch & Co., Inc...........................     397,714
                                                                -----------
                                                                    780,451
                                                                -----------

                                                              VALUE
         SHARES                                              (NOTE 1)
         --------------------------------------------------------------

                MEDIA--5.7%
         26,950 AOL Time Warner, Inc. (b).................. $   433,626
          4,100 Clear Channel Communications, Inc. (b).....     173,799
         10,360 EchoStar Communications Corp. (Class A) (b)     358,663
          3,470 New York Times Co..........................     157,885
          5,490 Tribune Co.................................     265,167
          9,934 Viacom, Inc. (Class B) (b).................     433,718
                                                            -----------
                                                              1,822,858
                                                            -----------

                MINING--1.5%
         55,750 BHP Billiton, Plc., (GBP)..................     293,956
          9,780 Rio Tinto, Plc., (GBP).....................     184,285
                                                            -----------
                                                                478,241
                                                            -----------

                RAILROADS & EQUIPMENT--0.5%
          2,600 Union Pacific Corp.........................     150,852
                                                            -----------

                RETAIL--7.0%
          4,130 Kohl's Corp. (b)...........................     212,199
         11,600 Target Corp................................     438,944
         14,520 The Home Depot, Inc........................     480,902
         18,250 Wal-Mart Stores, Inc.......................     979,478
          3,970 Walgreen Co................................     119,497
                                                            -----------
                                                              2,231,020
                                                            -----------

                SEMICONDUCTORS--2.1%
          6,700 Analog Devices, Inc. (b)...................     233,294
          3,730 Novellus Systems, Inc. (b).................     136,596
         14,630 STMicroelectronics NV (ADR)................     304,158
                                                            -----------
                                                                674,048
                                                            -----------

                SOFTWARE--3.5%
         29,470 Microsoft Corp.............................     754,727
         11,770 Oracle Corp. (b)...........................     141,475
          7,310 VERITAS Software Corp. (b).................     209,578
                                                            -----------
                                                              1,105,780
                                                            -----------

                TELECOMMUNICATIONS--3.0%
          2,620 CenturyTel, Inc............................      91,307
         29,100 Sprint Corp. (PCS Group) (b)...............     167,325
         17,960 Verizon Communications, Inc................     708,522
                                                            -----------
                                                                967,154
                                                            -----------

                TOBACCO--2.1%
         14,590 Altria Group, Inc..........................     662,970
                                                            -----------
                Total Common Stocks
                 (Identified Cost $29,585,709).............  30,906,810
                                                            -----------

                See accompanying notes to financial statements.

                                    MSF-129

METROPOLITAN SERIES FUND, INC.

 MFS RESEARCH MANAGERS PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

SHORT TERM INVESTMENTS--2.8%


            FACE                                             VALUE
           AMOUNT                                           (NOTE 1)
          ------------------------------------------------------------

                   DISCOUNT NOTES--2.8%
          $889,000 Federal Home Loan Bank 0.950%, 07/01/03 $   889,000
                                                           -----------
                   Total Short Term Investments
                    (Identified Cost $889,000)............     889,000
                                                           -----------
                   Total Investments--99.4%
                    (Identified Cost $30,474,709) (a).....  31,795,810
                   Other assets less liabilities..........     182,055
                                                           -----------
                   TOTAL NET ASSETS--100%................. $31,977,865
                                                           ===========

                See accompanying notes to financial statements.

                                    MSF-130

METROPOLITAN SERIES FUND, INC.

 MFS RESEARCH MANAGERS PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.........................          $ 31,795,810
       Cash.........................................               168,415
       Foreign cash at value (Identified cost $475).                   473
       Receivable for:
        Securities sold.............................               141,405
        Fund shares sold............................                78,454
        Dividends and interest......................                36,596
        Foreign taxes...............................                 4,051
        Due from Investment Adviser.................                12,528
                                                              ------------
         Total Assets...............................            32,237,732
     LIABILITIES
       Payable for:
        Fund shares redeemed........................ $ 48,294
        Securities purchased........................  150,216
        Withholding taxes...........................      464
       Accrued expenses:
        Management fees.............................   10,600
        Service and distribution fees...............      412
        Deferred trustees fees......................    5,487
        Other expenses..............................   44,394
                                                     --------
         Total Liabilities..........................               259,867
                                                              ------------
     NET ASSETS.....................................          $ 31,977,865
                                                              ============
       Net assets consist of:
        Capital paid in.............................          $ 55,262,214
        Undistributed net investment income.........                55,006
        Accumulated net realized gains (losses).....           (24,660,958)
        Unrealized appreciation (depreciation) on
         investments and foreign currency...........             1,321,603
                                                              ------------
     NET ASSETS.....................................          $ 31,977,865
                                                              ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($28,523,738 divided by 3,807,350 shares
      outstanding)..................................          $       7.49
                                                              ============
     CLASS B
     Net asset value and redemption price per share
      ($46,163 divided by 6,195 shares
      outstanding)..................................          $       7.45
                                                              ============
     CLASS E
     Net asset value and redemption price per share
      ($3,407,964 divided by 456,678 shares
      outstanding)..................................          $       7.46
                                                              ============
     Identified cost of investments.................          $ 30,474,709
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................              $   262,463 (a)
      Interest................................                    7,015
                                                            -----------
                                                                269,478
    EXPENSES
      Management fees......................... $   109,349
      Service and distribution fees--Class B..          10
      Service and distribution fees--Class E..       1,905
      Directors' fees and expenses............       4,718
      Custodian...............................      49,968
      Audit and tax services..................      11,150
      Legal...................................         406
      Printing................................       2,236
      Insurance...............................         378
      Miscellaneous...........................         753
                                               -----------
      Total expenses before reductions........     180,873
      Expense reductions......................      (5,179)
      Less expenses assumed by the investment
       adviser................................     (42,516)     133,178
                                               -----------  -----------
    NET INVESTMENT INCOME.....................                  136,300
                                                            -----------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (1,296,466)
      Foreign currency transactions--net......      81,303   (1,215,163)
                                               -----------
    Unrealized appreciation (depreciation) on:
      Investments--net........................   4,045,031
      Foreign currency transactions--net......          28    4,045,059
                                               -----------  -----------
    Net gain (loss)...........................                2,829,896
                                                            -----------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $ 2,966,196
                                                            ===========

(a)Net of foreign taxes of $3,170.

                See accompanying notes to financial statements.

                                    MSF-131

METROPOLITAN SERIES FUND, INC.

 MFS RESEARCH MANAGERS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED      YEAR ENDED
                                                                       JUNE 30,   DECEMBER 31,
                                                                         2003         2002
                                                                     -----------  ------------
FROM OPERATIONS
  Net investment income............................................. $   136,300  $    203,679
  Net realized gain (loss)..........................................  (1,215,163)   (9,478,531)
  Unrealized appreciation (depreciation)............................   4,045,059      (858,211)
                                                                     -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   2,966,196   (10,133,063)
                                                                     -----------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (251,348)      (59,155)
    Class E.........................................................     (22,115)       (1,315)
                                                                     -----------  ------------
  TOTAL DISTRIBUTIONS...............................................    (273,463)      (60,470)
                                                                     -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    (264,779)   (2,824,802)
                                                                     -----------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   2,427,954   (13,018,335)

NET ASSETS
  Beginning of the period...........................................  29,549,911    42,568,246
                                                                     -----------  ------------
  End of the period................................................. $31,977,865  $ 29,549,911
                                                                     ===========  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    55,006  $    192,169
                                                                     ===========  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED           YEAR ENDED
                                                                   JUNE 30, 2003          DECEMBER 31, 2002
                                                               ---------------------  ------------------------
                                                                SHARES        $         SHARES          $
                                                               --------  -----------  ----------  ------------
CLASS A
  Sales.......................................................  583,141  $ 4,054,996   1,871,022  $ 14,400,470
  Reinvestments...............................................   36,586      251,348       6,602        59,155
  Redemptions................................................. (826,721)  (5,686,122) (2,531,503)  (19,328,287)
                                                               --------  -----------  ----------  ------------
  Net increase (decrease)..................................... (206,994) $(1,379,778)   (653,879) $ (4,868,662)
                                                               ========  ===========  ==========  ============
CLASS B
  Sales.......................................................    6,203  $    45,571           0  $          0
  Reinvestments...............................................        0            0           0             0
  Redemptions.................................................       (8)         (58)          0             0
                                                               --------  -----------  ----------  ------------
  Net increase (decrease).....................................    6,195  $    45,513           0  $          0
                                                               ========  ===========  ==========  ============
CLASS E
  Sales.......................................................  173,765  $ 1,208,848     295,833  $  2,296,885
  Reinvestments...............................................    3,233       22,115         147         1,315
  Redemptions.................................................  (23,596)    (161,477)    (34,533)     (254,340)
                                                               --------  -----------  ----------  ------------
  Net increase (decrease).....................................  153,402  $ 1,069,486     261,447  $  2,043,860
                                                               ========  ===========  ==========  ============
  Increase (decrease) derived from capital share transactions.  (47,397) $  (264,779)   (392,432) $ (2,824,802)
                                                               ========  ===========  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-132

METROPOLITAN SERIES FUND, INC.

 MFS RESEARCH MANAGERS PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                  CLASS A
                                         -----------------------------------------------------
                                         SIX MONTHS                              APRIL 30, 1999(A)
                                           ENDED       YEAR ENDED DECEMBER 31,        THROUGH
                                          JUNE 30,    -------------------------    DECEMBER 31,
                                            2003        2002     2001     2000         1999
                                         ----------   -------  -------  -------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  6.85     $  9.04  $ 11.54  $ 11.98       $10.00
                                          -------     -------  -------  -------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..................     0.04        0.05     0.01     0.02         0.00
 Net realized and unrealized gain
   (loss) on investments................     0.67       (2.23)   (2.42)   (0.45)        1.98
                                          -------     -------  -------  -------       ------
 Total from investment operations.......     0.71       (2.18)   (2.41)   (0.43)        1.98
                                          -------     -------  -------  -------       ------
LESS DISTRIBUTIONS
 Distributions from net investment
   income...............................    (0.07)      (0.01)    0.00    (0.01)        0.00
 Distributions from net realized
   capital gains........................     0.00        0.00    (0.09)    0.00         0.00
                                          -------     -------  -------  -------       ------
 Total distributions....................    (0.07)      (0.01)   (0.09)   (0.01)        0.00
                                          -------     -------  -------  -------       ------
NET ASSET VALUE, END OF PERIOD..........  $  7.49     $  6.85  $  9.04  $ 11.54       $11.98
                                          =======     =======  =======  =======       ======
TOTAL RETURN (%)........................     10.4 (b)   (24.1)   (21.0)    (3.6)        19.8 (b)
Ratio of operating expenses to average
 net assets before expense reductions
 (%)....................................     0.94 (c)    0.90     0.90     0.90         0.90 (c)
Ratio of operating expenses to average
 net assets after expense reductions
 (%) (d)................................     0.90 (c)    0.83     0.90     0.90           --
Ratio of net investment income (loss)
 to average net assets (%)..............     0.95 (c)    0.58     0.14     0.09        (0.06)(c)
Portfolio turnover rate (%).............       92 (c)     112       98       83           84 (c)
Net assets, end of period (000).........  $28,524     $27,483  $42,191  $53,910       $6,872
The Ratios of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%)..........   1.23  (c)     1.14     1.06     1.25         2.03 (c)

                                              CLASS B                      CLASS E
                                         ----------------- ------------------------------------
                                         APRIL 23, 2003(A) SIX MONTHS                MAY 1, 2001(A)
                                              THROUGH        ENDED       YEAR ENDED     THROUGH
                                             JUNE 30,       JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                               2003           2003          2002          2001
                                         ----------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD....       $7.03         $ 6.82        $ 9.01        $10.52
                                               -----         ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..................        0.01           0.03          0.03          0.02
 Net realized and unrealized gain
   (loss) on investments................        0.41           0.67         (2.21)        (1.53)
                                               -----         ------        ------        ------
 Total from investment operations.......        0.42           0.70         (2.18)        (1.51)
                                               -----         ------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment
   income...............................        0.00          (0.06)        (0.01)         0.00
 Distributions from net realized
   capital gains........................        0.00           0.00          0.00          0.00
                                               -----         ------        ------        ------
 Total distributions....................        0.00          (0.06)        (0.01)         0.00
                                               -----         ------        ------        ------
NET ASSET VALUE, END OF PERIOD..........       $7.45         $ 7.46        $ 6.82        $ 9.01
                                               =====         ======        ======        ======
TOTAL RETURN (%)........................         6.0(b)        10.3 (b)     (24.2)        (14.4)(b)
Ratio of operating expenses to average
 net assets before expense reductions
 (%)....................................        1.19(c)        1.09 (c)      1.05          1.05 (c)
Ratio of operating expenses to average
 net assets after expense reductions
 (%) (d)................................        1.15(c)        1.05 (c)      0.98          1.05 (c)
Ratio of net investment income to
 average net assets (%).................        0.77(c)        0.81 (c)      0.57          0.08 (c)
Portfolio turnover rate (%).............         92 (c)          92 (c)       112            98 (c)
Net assets, end of period (000).........       $  46         $3,408        $2,067        $  377
The Ratios of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%)..........        1.48(c)        1.38 (c)      1.29          1.21 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annnualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-133

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--97.9% OF TOTAL NET ASSETS


                                                             VALUE
          SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                   AEROSPACE & DEFENSE--1.8%
           401,300 The Boeing Co........................ $   13,772,616
           254,400 United Technologies Corp.............     18,019,152
                                                         --------------
                                                             31,791,768
                                                         --------------

                   APPAREL & TEXTILES--0.5%
           159,200 NIKE, Inc. (Class B).................      8,515,608
                                                         --------------

                   BANKS--5.2%
           301,700 Bank of America Corp.................     23,843,351
           152,000 Fifth Third Bancorp..................      8,715,680
           296,200 The Bank of New York Co., Inc........      8,515,750
           427,900 Wachovia Corp........................     17,098,884
           612,800 Wells Fargo & Co.....................     30,885,120
                                                         --------------
                                                             89,058,785
                                                         --------------

                   BIOTECHNOLOGY--1.0%
           265,600 Amgen, Inc. (b)......................     17,646,464
                                                         --------------

                   BUSINESS SERVICES--0.2%
           176,823 Cendant Corp. (b)....................      3,239,398
                                                         --------------

                   CHEMICALS--2.2%
           290,400 E. I. du Pont de Nemours & Co........     12,092,256
           429,000 Praxair, Inc.........................     25,782,900
                                                         --------------
                                                             37,875,156
                                                         --------------

                   COMPUTERS & BUSINESS EQUIPMENT--4.2%
           781,500 Dell Computer Corp. (b)..............     24,976,740
           973,604 Hewlett-Packard Co...................     20,737,765
           314,600 International Business Machines Corp.     25,954,500
                                                         --------------
                                                             71,669,005
                                                         --------------

                   CONGLOMERATES--2.8%
         1,668,700 General Electric Co..................     47,858,316
                                                         --------------

                   COSMETICS & PERSONAL CARE--2.7%
           140,800 Avon Products, Inc...................      8,757,760
           428,800 The Procter & Gamble Co..............     38,240,384
                                                         --------------
                                                             46,998,144
                                                         --------------

                   DRUGS & HEALTH CARE--10.0%
           204,900 Abbott Laboratories..................      8,966,424
           275,600 Anthem, Inc. (b).....................     21,262,540
           290,600 AstraZeneca, Plc. (ADR)..............     11,847,762
           982,700 Caremark Rx, Inc. (b)................     25,235,736
            95,200 Forest Laboratories, Inc. (b)........      5,212,200
           569,700 Novartis AG (ADR) (c)................     22,679,757
         1,161,225 Pfizer, Inc..........................     39,655,834
           797,400 Wyeth................................     36,321,570
                                                         --------------
                                                            171,181,823
                                                         --------------

                                                                VALUE
       SHARES                                                  (NOTE 1)
      --------------------------------------------------------------------

                ELECTRONICS--0.8%
        728,400 Agilent Technologies, Inc. (b)............. $   14,240,220
                                                            --------------

                FEDERAL AGENCIES--0.4%
        136,100 Federal Home Loan Mortgage Corp............      6,909,797
                                                            --------------

                FINANCIAL SERVICES--4.0%
        619,400 American Express Co........................     25,897,114
        992,064 Citigroup, Inc.............................     42,460,339
                                                            --------------
                                                                68,357,453
                                                            --------------

                FOOD & BEVERAGES--1.4%
        451,200 The Coca-Cola Co...........................     20,940,192
         54,300 Whole Foods Market, Inc. (b)...............      2,580,879
                                                            --------------
                                                                23,521,071
                                                            --------------

                FOREST PRODUCTS & PAPER--2.0%
        600,000 International Paper Co.....................     21,438,000
        232,900 Weyerhaeuser Co............................     12,576,600
                                                            --------------
                                                                34,014,600
                                                            --------------

                GAS & OIL--8.8%
        515,400 BP, Plc. (ADR).............................     21,657,108
        564,800 Burlington Resources, Inc..................     30,538,736
        301,433 Devon Energy Corp..........................     16,096,522
      1,310,300 Exxon Mobil Corp...........................     47,052,873
        797,800 Halliburton Co.............................     18,349,400
        421,200 Nabors Industries, Ltd. (b)................     16,658,460
                                                            --------------
                                                               150,353,099
                                                            --------------

                HEALTH CARE--PRODUCTS--2.7%
        235,700 Becton, Dickinson & Co.....................      9,156,945
        493,200 Johnson & Johnson..........................     25,498,440
        249,300 Medtronic, Inc.............................     11,958,921
                                                            --------------
                                                                46,614,306
                                                            --------------

                HOTELS & RESTAURANTS--0.8%
        652,700 McDonald's Corp............................     14,398,562
                                                            --------------

                HOUSEHOLD PRODUCTS--0.5%
        191,500 The Clorox Co..............................      8,167,475
                                                            --------------

                INDUSTRIAL MACHINERY--0.6%
        231,400 Deere & Co.................................     10,574,980
                                                            --------------

                INSURANCE--6.7%
        630,715 ACE, Ltd...................................     21,627,217
        507,100 American International Group, Inc..........     27,981,778
        401,000 Hartford Financial Services Group, Inc.....     20,194,360
      1,169,100 Travelers Property Casualty Corp. (Class A)     18,588,690
        852,640 Willis Group Holdings, Ltd. (b)............     26,218,680
                                                            --------------
                                                               114,610,725
                                                            --------------

                See accompanying notes to financial statements.

                                    MSF-134

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

               INTERNET--3.5%
     1,279,200 InterActiveCorp (b)(c)...................... $   50,617,944
       285,700 Yahoo!, Inc. (b)(c).........................      9,359,532
                                                            --------------
                                                                59,977,476
                                                            --------------

               INVESTMENT BROKERAGE--2.8%
       249,900 Lehman Brothers Holdings, Inc...............     16,613,352
       407,500 Merrill Lynch & Co., Inc....................     19,022,100
       284,700 Morgan Stanley..............................     12,170,925
                                                            --------------
                                                                47,806,377
                                                            --------------

               LEISURE--1.6%
       262,300 International Game Technology (b)...........     26,841,159
                                                            --------------

               MEDIA--6.6%
     1,094,400 AOL Time Warner, Inc. (b)...................     17,608,896
     1,089,800 Comcast Corp. (Special Class A) (b).........     31,418,934
     1,702,200 General Motors Corp. (Class H) (b)..........     21,805,182
       824,100 The News Corp., Ltd. (ADR) (b)(c)...........     24,945,507
       881,700 The Walt Disney Co..........................     17,413,575
                                                            --------------
                                                               113,192,094
                                                            --------------

               MINING--1.4%
       723,800 Newmont Mining Corp. (c)....................     23,494,548
                                                            --------------

               RETAIL--5.5%
       204,800 Lowe's Cos., Inc............................      8,796,160
       264,500 Staples, Inc. (b)...........................      4,853,575
       899,300 The Gap, Inc................................     16,870,868
       959,400 The Home Depot, Inc.........................     31,775,328
       602,000 Wal-Mart Stores, Inc........................     32,309,340
                                                            --------------
                                                                94,605,271
                                                            --------------

               SEMICONDUCTORS--4.2%
     2,128,000 Intel Corp..................................     44,228,352
       619,600 National Semiconductor Corp. (b)............     12,218,512
       736,400 Taiwan Semiconductor Manufacturing Co., Ltd.
                (ADR) (b)(c)...............................      7,422,912
       520,800 Teradyne, Inc. (b)..........................      9,015,048
                                                            --------------
                                                                72,884,824
                                                            --------------

               SOFTWARE--4.9%
       421,600 BMC Software, Inc. (b)......................      6,884,728
     2,253,500 Microsoft Corp..............................     57,712,135
       641,900 SAP AG (ADR)................................     18,756,318
                                                            --------------
                                                                83,353,181
                                                            --------------

               TELECOMMUNICATIONS--7.2%
       221,700 Amdocs, Ltd. (b)............................      5,320,800
     1,359,400 AT&T Wireless Services, Inc. (b)............     11,160,674
     1,642,500 Cisco Systems, Inc. (b).....................     27,413,325
     1,071,900 SBC Communications, Inc.....................     27,387,045

                                                                 VALUE
      SHARES                                                    (NOTE 1)
    ------------------------------------------------------------------------

                TELECOMMUNICATIONS--(CONTINUED)
        700,100 Verizon Communications, Inc................. $   27,618,945
      1,226,400 Vodafone Group, Plc. (ADR) (c)..............     24,098,760
                                                             --------------
                                                                122,999,549
                                                             --------------

                TOBACCO--0.8%
        312,500 Altria Group, Inc...........................     14,200,000
                                                             --------------

                TRANSPORTATION--0.1%
         73,200 Expeditors International of Washington, Inc.      2,535,648
                                                             --------------
                Total Common Stocks
                 (Identified Cost $1,565,955,510)...........  1,679,486,882
                                                             --------------

    SHORT TERM INVESTMENTS--2.5%
       FACE
      AMOUNT
    ------------------------------------------------------------------------

                COMMERCIAL PAPER--2.5%
    $31,120,000 Citicorp 1.020%, 07/03/03...................     31,118,236
      8,662,000 General Electric Capital Corp.
                 0.970%, 07/02/03...........................      8,661,767
      3,858,000 Merrill Lynch & Co., Inc.
                 1.050%, 07/07/03...........................      3,857,325
                                                             --------------
                                                                 43,637,328
                                                             --------------
                Total Short Term Investments
                 (Identified Cost $43,637,328)..............     43,637,328
                                                             --------------
                Total Investments--100.4%
                 (Identified Cost $1,609,592,838) (a).......  1,723,124,210
                Other assets less liabilities...............     (6,602,098)
                                                             --------------
                TOTAL NET ASSETS--100%...................... $1,716,522,112
                                                             ==============

                See accompanying notes to financial statements.

                                    MSF-135

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value.....................             $1,723,124,210
      Cash.....................................                        905
      Collateral for securities loaned.........                 56,771,908
      Receivable for:
       Securities sold.........................                 15,613,906
       Fund shares sold........................                    808,272
       Dividends and interest..................                  1,220,973
       Foreign taxes...........................                     56,094
                                                            --------------
        Total Assets...........................              1,797,596,268
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $   541,109
       Securities purchased....................  22,749,420
       Withholding taxes.......................      23,731
       Return of collateral for securities
        loaned.................................  56,771,908
      Accrued expenses:
       Management fees.........................     704,597
       Service and distribution fees...........       3,773
       Other expenses..........................     279,618
                                                -----------
        Total Liabilities......................                 81,074,156
                                                            --------------
    NET ASSETS.................................             $1,716,522,112
                                                            ==============
      Net assets consist of:
       Capital paid in.........................             $2,369,531,261
       Undistributed net investment income.....                  6,095,222
       Accumulated net realized gains
        (losses)...............................               (772,635,743)
       Unrealized appreciation (depreciation)
        on investments.........................                113,531,372
                                                            --------------
    NET ASSETS.................................             $1,716,522,112
                                                            ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($1,690,688,667 divided by
     79,016,703 shares outstanding)............             $        21.40
                                                            ==============
    CLASS B
    Net asset value and redemption price per
     share ($9,036,696 divided by 426,435
     shares outstanding).......................             $        21.19
                                                            ==============
    CLASS E
    Net asset value and redemption price per
     share ($16,796,749 divided by
     789,796 shares outstanding)...............             $        21.27
                                                            ==============
    Identified cost of investments.............             $1,609,592,838
                                                            ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 10,169,471(a)
       Interest................................                  372,813(b)
                                                            ------------
                                                              10,542,284
     EXPENSES
       Management fees......................... $3,940,966
       Service and distribution fees--Class B..      9,252
       Service and distribution fees--Class E..      8,275
       Directors' fees and expenses............     11,321
       Custodian...............................    175,291
       Audit and tax services..................     11,150
       Legal...................................     49,663
       Printing................................    278,038
       Insurance...............................     25,038
       Miscellaneous...........................      1,239
                                                ----------
       Total expenses before reductions........  4,510,233
       Expense reductions......................    (81,599)    4,428,634
                                                ----------  ------------
     NET INVESTMENT INCOME.....................                6,113,650
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investment--net.........................              (74,465,263)
     Unrealized appreciation (depreciation) on:
       Investments--net........................              265,389,365
                                                            ------------
     Net gain (loss)...........................              190,924,102
                                                            ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $197,037,752
                                                            ============

(a)Net of foreign taxes of $164,768.
(b)Includes income on securities loaned of $31,194.

                See accompanying notes to financial statements.

                                    MSF-136

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2003            2002
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $    6,113,650  $   15,541,259
  Net realized gain (loss)..........................................    (74,465,263)   (433,123,149)
  Unrealized appreciation (depreciation)............................    265,389,365    (202,599,961)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    197,037,752    (620,181,851)
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (14,570,160)    (11,291,858)
    Class B.........................................................        (58,783)        (22,397)
    Class E.........................................................       (103,186)         (7,091)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (14,732,129)    (11,321,346)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    (44,479,579)   (249,999,854)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    137,826,044    (881,503,051)

NET ASSETS
  Beginning of the period...........................................  1,578,696,068   2,460,199,119
                                                                     --------------  --------------
  End of the period................................................. $1,716,522,112  $1,578,696,068
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    6,095,222  $   14,713,701
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003            DECEMBER 31, 2002
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................    680,829  $ 13,613,815    2,280,606  $  49,400,831
  Reinvestments...............................................    743,755    14,570,160      459,579     11,291,858
  Redemptions................................................. (4,228,802)  (82,123,187) (15,405,282)  (324,150,501)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease)..................................... (2,804,218) $(53,939,212) (12,665,097) $(263,457,812)
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................    135,915  $  2,657,421      327,689  $   7,071,395
  Reinvestments...............................................      3,028        58,783          919         22,397
  Redemptions.................................................    (55,106)   (1,064,257)     (96,443)    (1,955,711)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................     83,837  $  1,651,947      232,165  $   5,138,081
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................    446,779  $  8,889,397      475,305  $   9,961,698
  Reinvestments...............................................      5,297       103,186          290          7,091
  Redemptions.................................................    (60,679)   (1,184,897)     (77,628)    (1,648,912)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................    391,397  $  7,807,686      397,967  $   8,319,877
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions. (2,328,984) $(44,479,579) (12,034,965) $(249,999,854)
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-137

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                    CLASS A
                                                   -------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                        YEAR ENDED DECEMBER 31,
                                                      JUNE 30,    ----------------------------------------------------------
                                                        2003         2002        2001        2000        1999        1998
                                                   ----------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $    19.12     $    26.01  $    36.34  $    39.14  $    37.10  $    31.92
                                                   ----------     ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income............................       0.08           0.19        0.18        0.19        0.23        0.36
 Net realized and unrealized gain (loss) on
   investments....................................       2.38          (6.96)      (6.00)      (2.55)       6.38        8.52
                                                   ----------     ----------  ----------  ----------  ----------  ----------
 Total from investment operations.................       2.46          (6.77)      (5.82)      (2.36)       6.61        8.88
                                                   ----------     ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
 Distributions from net investment income.........      (0.18)         (0.12)      (0.25)       0.00       (0.24)      (0.36)
 Distributions from net realized capital gains....       0.00           0.00       (4.26)      (0.44)      (4.33)      (3.34)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
 Total distributions..............................      (0.18)         (0.12)      (4.51)      (0.44)      (4.57)      (3.70)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD.................... $    21.40     $    19.12  $    26.01  $    36.34  $    39.14  $    37.10
                                                   ==========     ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%)..................................       13.0 (b)      (26.1)      (17.0)       (6.2)       18.5        28.2
Ratio of operating expenses to average net assets
 before expense reductions (%)....................       0.57 (c)       0.54        0.53        0.50        0.49        0.53
Ratio of operating expenses to average net assets
 after expense reductions (%) (d).................       0.56 (c)       0.52        0.50        0.49          --          --
Ratio of net investment income to average net
 assets (%).......................................       0.77 (c)       0.79        0.58        0.48        0.59        1.04
Portfolio turnover rate (%).......................         88 (c)         79         101          86          83          74
Net assets, end of period (000)................... $1,690,689     $1,564,635  $2,457,339  $3,278,964  $3,623,316  $3,112,081

                                                         CLASS B                                  CLASS E
                                         ------------------------------------     ------------------------------------
                                         SIX MONTHS       YEAR     MAY 1, 2001(A) SIX MONTHS       YEAR     MAY 1, 2001(A)
                                           ENDED         ENDED        THROUGH       ENDED         ENDED        THROUGH
                                          JUNE 30,    DECEMBER 31,  DECEMBER 31,   JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                            2003          2002          2001         2003          2002          2001
                                         ----------   ------------ -------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $18.93        $25.80        $29.14      $ 19.01        $25.89        $29.23
                                           ------        ------        ------      -------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..................     0.05          0.12          0.02         0.07          0.16          0.01
 Net realized and unrealized gain
   (loss) on investments................     2.36         (6.87)        (3.36)        2.37         (6.92)        (3.35)
                                           ------        ------        ------      -------        ------        ------
 Total from investment operations.......     2.41         (6.75)        (3.34)        2.44         (6.76)        (3.34)
                                           ------        ------        ------      -------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment
   income...............................    (0.15)        (0.12)         0.00        (0.18)        (0.12)         0.00
 Distributions from net realized
   capital gains........................     0.00          0.00          0.00         0.00          0.00          0.00
                                           ------        ------        ------      -------        ------        ------
 Total distributions....................    (0.15)        (0.12)         0.00        (0.18)        (0.12)         0.00
                                           ------        ------        ------      -------        ------        ------
NET ASSET VALUE, END OF PERIOD..........   $21.19        $18.93        $25.80      $ 21.27        $19.01        $25.89
                                           ======        ======        ======      =======        ======        ======
TOTAL RETURN (%)........................     12.8 (b)     (26.3)        (11.5)(b)     12.9 (b)     (26.2)        (11.4)(b)
Ratio of operating expenses to average
 net assets before expense reductions
 (%)....................................     0.82 (c)      0.79          0.78 (c)     0.72 (c)      0.69          0.68 (c)
Ratio of operating expenses to average
 net assets after expense reductions
 (%) (d)................................     0.81 (c)      0.77          0.75 (c)     0.71 (c)      0.67          0.65 (c)
Ratio of net investment income to
 average net assets (%).................     0.52 (c)      0.61          0.45 (c)     0.62 (c)      0.79          0.43 (c)
Portfolio turnover rate (%).............       88 (c)        79           101 (c)       88 (c)        79           101 (c)
Net assets, end of period (000).........   $9,037        $6,486        $2,849      $16,797        $7,575        $   11

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-138

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--97.7% OF TOTAL NET ASSETS


                                                           VALUE
            SHARES                                        (NOTE 1)
            --------------------------------------------------------

                   AEROSPACE & DEFENSE--3.5%
            18,820 The Boeing Co........................ $   645,903
            11,940 United Technologies Corp.............     845,710
                                                         -----------
                                                           1,491,613
                                                         -----------

                   ALUMINUM--1.9%
            32,770 Alcoa, Inc...........................     835,635
                                                         -----------

                   AUTO PARTS--1.2%
            60,400 Delphi Corp..........................     521,252
                                                         -----------

                   BANKS--11.5%
            12,440 Bank of America Corp.................     983,133
            21,510 FleetBoston Financial Corp...........     639,062
            26,790 National City Corp...................     876,301
            15,250 PNC Financial Services Group, Inc....     744,353
            29,270 The Bank of New York Co., Inc........     841,512
            35,870 U.S. Bancorp.........................     878,815
                                                         -----------
                                                           4,963,176
                                                         -----------

                   BUSINESS SERVICES--2.1%
            49,200 Cendant Corp. (b)....................     901,344
                                                         -----------

                   CHEMICALS--2.6%
            11,660 E. I. du Pont de Nemours & Co........     485,522
            20,380 Rohm & Haas Co.......................     632,392
                                                         -----------
                                                           1,117,914
                                                         -----------

                   CONGLOMERATES--4.2%
            10,520 General Electric Co..................     301,713
            23,635 Honeywell International, Inc.........     634,600
            46,560 Tyco International, Ltd..............     883,709
                                                         -----------
                                                           1,820,022
                                                         -----------

                   COSMETICS & PERSONAL CARE--1.9%
            15,880 Kimberly-Clark Corp..................     827,983
                                                         -----------

                   DRUGS & HEALTH CARE--4.8%
            16,980 Bristol-Myers Squibb Co..............     461,007
            26,120 HCA, Inc.............................     836,885
            11,200 Schering-Plough Corp.................     208,320
            12,370 Wyeth................................     563,453
                                                         -----------
                                                           2,069,665
                                                         -----------

                   ELECTRIC UTILITIES--2.1%
            21,460 PPL Corp.............................     922,780
                                                         -----------

                   ENVIRONMENTAL CONTROL--1.6%
            28,960 Waste Management, Inc................     697,646
                                                         -----------

                   FEDERAL AGENCIES--0.8%
             4,960 Federal National Mortgage Association     334,502
                                                         -----------

                                                            VALUE
           SHARES                                          (NOTE 1)
           ----------------------------------------------------------

                  FINANCIAL SERVICES--5.7%
           39,371 Citigroup, Inc......................... $ 1,685,080
           37,390 MBNA Corp..............................     779,207
                                                          -----------
                                                            2,464,287
                                                          -----------

                  FOOD & BEVERAGES--3.3%
           29,140 Sara Lee Corp..........................     548,123
           51,530 The Kroger Co. (b).....................     859,521
                                                          -----------
                                                            1,407,644
                                                          -----------

                  FOREST PRODUCTS & PAPER--1.7%
           20,510 International Paper Co.................     732,822
                                                          -----------

                  GAS & OIL--12.1%
           14,560 Anadarko Petroleum Corp................     647,483
           17,290 BP, Plc. (ADR).........................     726,526
           12,053 ChevronTexaco Corp.....................     870,226
           24,834 Exxon Mobil Corp.......................     891,789
           30,280 Halliburton Co.........................     696,440
           26,480 Transocean, Inc........................     581,766
           28,130 Unocal Corp............................     807,050
                                                          -----------
                                                            5,221,280
                                                          -----------

                  HEALTH CARE--PRODUCTS--1.2%
           19,980 Baxter International, Inc..............     519,480
                                                          -----------

                  HOTELS & RESTAURANTS--2.4%
           46,280 McDonald's Corp........................   1,020,937
                                                          -----------

                  INSURANCE--6.3%
           13,850 American International Group, Inc......     764,243
           16,450 Hartford Financial Services Group, Inc.     828,422
            6,320 Marsh & McLennan Cos., Inc.............     322,762
            9,610 XL Capital, Ltd........................     797,630
                                                          -----------
                                                            2,713,057
                                                          -----------

                  INVESTMENT BROKERAGE--2.8%
           13,240 J.P. Morgan Chase & Co.................     452,543
           18,040 Morgan Stanley.........................     771,210
                                                          -----------
                                                            1,223,753
                                                          -----------

                  LEISURE--2.1%
           28,050 Carnival Corp..........................     911,906
                                                          -----------

                  MEDIA--5.7%
           66,856 General Motors Corp. (Class H) (b).....     856,425
           75,190 Liberty Media Corp. (b)................     869,197
           37,600 The Walt Disney Co.....................     742,600
                                                          -----------
                                                            2,468,222
                                                          -----------

                  RAILROADS & EQUIPMENT--0.9%
           14,270 Burlington Northern Santa Fe Corp......     405,839
                                                          -----------

                See accompanying notes to financial statements.

                                    MSF-139

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--2.5%


                                                         VALUE
              SHARES                                    (NOTE 1)
              ----------------------------------------------------

                     RETAIL--6.4%
              27,360 CVS Corp......................... $   766,901
              20,780 Federated Department Stores, Inc.     765,743
              25,070 The Gap, Inc.....................     470,313
              23,520 The Home Depot, Inc..............     778,982
                                                       -----------
                                                         2,781,939
                                                       -----------

                     SEMICONDUCTORS--1.9%
              38,910 Intel Corp.......................     808,705
                                                       -----------

                     SOFTWARE--0.7%
              12,650 Microsoft Corp...................     323,967
                                                       -----------

                     TELECOMMUNICATIONS--5.5%
              31,150 BellSouth Corp...................     829,525
              30,660 SBC Communications, Inc..........     783,363
              18,940 Verizon Communications, Inc......     747,183
                                                       -----------
                                                         2,360,071
                                                       -----------

                     TOBACCO--0.8%
               7,520 Altria Group, Inc................     341,709
                                                       -----------
                     Total Common Stocks
                      (Identified Cost $40,913,387)...  42,209,150
                                                       -----------

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
        ----------------------------------------------------------------

                 COMMERCIAL PAPER--2.5%
        $274,000 American Express Credit Corp.
                  0.950%, 07/01/03......................... $   274,000
         819,000 Merrill Lynch & Co., Inc. 1.080%, 07/03/03     818,951
                                                            -----------
                                                              1,092,951
                                                            -----------
                 Total Short Term Investments
                  (Identified Cost $1,092,951).............   1,092,951
                                                            -----------
                 Total Investments--100.2%
                  (Identified Cost $42,006,338) (a)........  43,302,101
                 Other assets less liabilities.............     (90,293)
                                                            -----------
                 TOTAL NET ASSETS--100%.................... $43,211,808
                                                            ===========


                See accompanying notes to financial statements.

                                    MSF-140

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.........................          $43,302,101
       Cash.........................................                  449
       Receivable for:
        Securities sold.............................              198,852
        Fund shares sold............................              128,184
        Dividends and interest......................               54,812
                                                              -----------
         Total Assets...............................           43,684,398
     LIABILITIES
       Payable for:
        Fund shares redeemed........................ $ 47,644
        Securities purchased........................  378,048
       Accrued expenses:
        Management fees.............................   22,557
        Service and distribution fees...............    1,411
        Other expenses..............................   22,930
                                                     --------
         Total Liabilities..........................              472,590
                                                              -----------
     NET ASSETS.....................................          $43,211,808
                                                              ===========
       Net assets consist of:
        Capital paid in.............................          $43,541,998
        Undistributed net investment income (loss)..               78,074
        Accumulated net realized gains (losses).....           (1,704,027)
        Unrealized appreciation (depreciation) on
         investments................................            1,295,763
                                                              -----------
     NET ASSETS.....................................          $43,211,808
                                                              ===========
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($30,899,399 divided by 3,406,284
      shares outstanding)...........................          $      9.07
                                                              ===========
     CLASS B
     Net asset value and redemption price per share
      ($14,116 divided by 1,557 shares
      outstanding)..................................          $      9.06
                                                              ===========
     CLASS E
     Net asset value and redemption price per share
      ($12,298,293 divided by 1,356,774 shares
      outstanding)..................................          $      9.06
                                                              ===========
     Identified cost of investments.................          $42,006,338
                                                              ===========

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................           $   225,806(a)
        Interest................................                 3,884
                                                           -----------
                                                               229,690
      EXPENSES
        Management fees......................... $ 76,213
        Service and distribution fees--Class B..        7
        Service and distribution fees--Class E..    5,669
        Directors' fees and expenses............   11,321
        Custodian...............................   34,717
        Audit and tax services..................   11,150
        Legal...................................      702
        Printing................................    1,101
        Insurance...............................      132
        Miscellaneous...........................    1,204
                                                 --------
        Total expenses before reimbursement.....  142,216
        Expense reimbursement...................  (36,973)     105,243
                                                 --------  -----------
      NET INVESTMENT INCOME.....................               124,447
                                                           -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................            (1,230,536)
      Unrealized appreciation (depreciation) on:
        Investments--net........................             2,244,224
                                                           -----------
      Net gain (loss)...........................             1,013,688
                                                           -----------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
       OPERATIONS...............................           $ 1,138,135
                                                           ===========

(a)Net of foreign taxes of $1,166.

                See accompanying notes to financial statements.

                                    MSF-141

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS  MAY 1, 2002(A)
                                                                        ENDED        THROUGH
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     -----------  --------------
FROM OPERATIONS
  Net investment income............................................. $   124,447   $    50,283
  Net realized gain (loss)..........................................  (1,230,536)     (473,491)
  Unrealized appreciation (depreciation)............................   2,244,224      (948,461)
                                                                     -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   1,138,135    (1,371,669)
                                                                     -----------   -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (19,829)      (29,935)
    Class B.........................................................         (20)           (3)
    Class E.........................................................     (26,524)      (20,725)
                                                                     -----------   -----------
  TOTAL DISTRIBUTIONS...............................................     (46,373)      (50,663)
                                                                     -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  32,565,470    10,976,908
                                                                     -----------   -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  33,657,232     9,554,576

NET ASSETS
  Beginning of the period...........................................   9,554,576             0
                                                                     -----------   -----------
  End of the period................................................. $43,211,808   $ 9,554,576
                                                                     ===========   ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    78,074   $         0
                                                                     ===========   ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                                           MAY 1, 2002(A)
                                                                  SIX MONTHS ENDED             THROUGH
                                                                    JUNE 30, 2003         DECEMBER 31, 2002
                                                               ----------------------  ----------------------
                                                                 SHARES        $         SHARES        $
                                                               ---------  -----------  ---------  -----------
CLASS A
  Sales.......................................................   263,218  $ 2,228,574    589,892  $ 5,736,906
  Shares issued through acquisition........................... 3,283,888   30,334,284          0            0
  Reinvestments...............................................     2,500       19,829      3,739       29,935
  Redemptions.................................................  (727,195)  (6,218,133)    (9,758)     (78,511)
                                                               ---------  -----------  ---------  -----------
  Net increase (decrease)..................................... 2,822,411  $26,364,554    583,873  $ 5,688,330
                                                               =========  ===========  =========  ===========
CLASS B
  Sales.......................................................     1,477  $    12,371        130  $     1,074
  Reinvestments...............................................         2           20          0            3
  Redemptions.................................................       (52)        (466)         0            0
                                                               ---------  -----------  ---------  -----------
  Net increase (decrease).....................................     1,427  $    11,925        130  $     1,077
                                                               =========  ===========  =========  ===========
CLASS E
  Sales.......................................................   956,649  $ 7,924,597    968,640  $ 8,353,824
  Reinvestments...............................................     3,345       26,524      2,570       20,725
  Redemptions.................................................  (221,151)  (1,762,130)  (353,279)  (3,087,048)
                                                               ---------  -----------  ---------  -----------
  Net increase (decrease).....................................   738,843  $ 6,188,991    617,931  $ 5,287,501
                                                               =========  ===========  =========  ===========
  Increase (decrease) derived from capital share transactions. 3,562,681  $32,565,470  1,201,934  $10,976,908
                                                               =========  ===========  =========  ===========

(a)Commencement of operations.

                See accompanying notes to financial statements.

                                    MSF-142

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                           CLASS A                      CLASS B
                                                 -----------------------     -------------------------
                                                 SIX MONTHS   MAY 1, 2002(A) SIX MONTHS   JULY 30, 2002(A)
                                                   ENDED         THROUGH       ENDED          THROUGH
                                                  JUNE 30,     DECEMBER 31,   JUNE 30,      DECEMBER 31,
                                                    2003           2002         2003            2002
                                                 ----------   -------------- ----------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  7.95         $10.00       $ 7.95          $ 8.30
                                                  -------         ------       ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.04           0.06         0.02            0.03
  Net realized and unrealized gain (loss) on
   investments..................................     1.11          (2.06)        1.12           (0.36)
                                                  -------         ------       ------          ------
  Total from investment operations..............     1.15          (2.00)        1.14           (0.33)
                                                  -------         ------       ------          ------
LESS DISTRIBUTIONS
  Distributions from net investment income......    (0.03)         (0.05)       (0.03)          (0.02)
                                                  -------         ------       ------          ------
  Total distributions...........................    (0.03)         (0.05)       (0.03)          (0.02)
                                                  -------         ------       ------          ------
NET ASSET VALUE, END OF PERIOD..................  $  9.07         $ 7.95       $ 9.06          $ 7.95
                                                  =======         ======       ======          ======
TOTAL RETURN (%)................................     14.5 (b)      (20.0)(b)     14.4 (b)        (4.0)(b)
Ratio of operating expenses to average
 net assets (%).................................     0.92 (c)       0.85 (c)     1.17 (c)        1.10 (c)
Ratio of net investment income to average
 net assets (%).................................     1.18 (c)       1.18 (c)     0.86 (c)        0.93 (c)
Portfolio turnover rate (%).....................       77 (c)         84 (c)       77 (c)          84 (c)
Net assets, end of period (000).................  $30,899         $4,642       $   14          $    1
The Ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........     1.25 (c)       2.33 (c)     1.50 (c)        2.58 (c)

                                                           CLASS E
                                                 -----------------------
                                                 SIX MONTHS   MAY 1, 2002(A)
                                                   ENDED         THROUGH
                                                  JUNE 30,     DECEMBER 31,
                                                    2003           2002
                                                 ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  7.95         $10.00
                                                  -------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.04           0.04
  Net realized and unrealized gain (loss) on
   investments..................................     1.10          (2.04)
                                                  -------         ------
  Total from investment operations..............     1.14          (2.00)
                                                  -------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income......    (0.03)         (0.05)
                                                  -------         ------
  Total distributions...........................    (0.03)         (0.05)
                                                  -------         ------
NET ASSET VALUE, END OF PERIOD..................  $  9.06         $ 7.95
                                                  =======         ======
TOTAL RETURN (%)................................     14.4 (b)      (20.0)(b)
Ratio of operating expenses to average
 net assets (%).................................     1.07 (c)       1.00 (c)
Ratio of net investment income to average
 net assets (%).................................     1.07 (c)       1.03 (c)
Portfolio turnover rate (%).....................       77 (c)         84 (c)
Net assets, end of period (000).................  $12,298         $4,911
The Ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........     1.40 (c)       2.48 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-143

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--96.9% OF TOTAL NET ASSETS


                                                                 VALUE
      SHARES                                                    (NOTE 1)
      --------------------------------------------------------------------

              ADVERTISING--0.6%
       13,200 Omnicom Group, Inc.............................. $   946,440
                                                               -----------

              APPAREL & TEXTILES--0.3%
        3,300 Hermes International, (EUR).....................     465,748
                                                               -----------

              BANKS--4.7%
       55,000 Mellon Financial Corp...........................   1,526,250
       35,600 Northern Trust Corp.............................   1,487,724
       45,300 State Street Corp...............................   1,784,820
       70,700 U.S. Bancorp....................................   1,732,150
       12,700 Wells Fargo & Co................................     640,080
                                                               -----------
                                                                 7,171,024
                                                               -----------

              BIOTECHNOLOGY--1.1%
       26,600 Amgen, Inc. (b).................................   1,767,304
                                                               -----------

              BUSINESS SERVICES--3.6%
       64,300 Accenture, Ltd. (b).............................   1,163,187
        8,800 Adecco S.A., (CHF)..............................     363,303
       29,000 Apollo Group, Inc. (Class A) (b)................   1,791,040
       78,200 Cendant Corp. (b)...............................   1,432,624
       10,100 Paychex, Inc....................................     296,031
       42,300 Securitas AB, (SEK).............................     433,835
                                                               -----------
                                                                 5,480,020
                                                               -----------

              COMPUTERS & BUSINESS EQUIPMENT--2.9%
       46,300 Affiliated Computer Services, Inc. (Class A) (b)   2,117,299
       48,700 Dell Computer Corp. (b).........................   1,556,452
       31,500 SunGard Data Systems, Inc. (b)..................     816,165
                                                               -----------
                                                                 4,489,916
                                                               -----------

              CONGLOMERATES--3.9%
       19,300 Danaher Corp. (c)...............................   1,313,365
       91,700 General Electric Co.............................   2,629,956
      112,600 Tyco International, Ltd.........................   2,137,148
                                                               -----------
                                                                 6,080,469
                                                               -----------

              COSMETICS & PERSONAL CARE--0.4%
       19,500 The Gillette Co.................................     621,270
                                                               -----------

              DRUGS & HEALTH CARE--14.3%
       32,300 Abbott Laboratories.............................   1,413,448
       25,900 Biovail Corp. (b)...............................   1,218,854
       15,300 Cardinal Health, Inc............................     983,790
        2,400 Eli Lilly & Co..................................     165,528
       11,500 Forest Laboratories, Inc. (b)...................     629,625
       17,700 Gilead Sciences, Inc. (b).......................     983,766
       26,600 HCA, Inc........................................     852,264
       24,000 MedImmune, Inc. (b).............................     872,880
      159,463 Pfizer, Inc.....................................   5,445,661
       21,000 Sanofi-Synthelabo S.A., (EUR)...................   1,231,918
       93,200 UnitedHealth Group, Inc.........................   4,683,300
       25,900 WellPoint Health Networks, Inc. (b).............   2,183,370
       29,000 Wyeth...........................................   1,320,950
                                                               -----------
                                                                21,985,354
                                                               -----------

                                                                VALUE
         SHARES                                                (NOTE 1)
        ----------------------------------------------------------------

                  ELECTRONICS--0.4%
            2,000 Samsung Electronics Co., Ltd., (KRW)....... $  594,391
                                                              ----------

                  FEDERAL AGENCIES--2.2%
           29,600 Federal Home Loan Mortgage Corp............  1,502,792
           28,800 Federal National Mortgage Association......  1,942,272
                                                              ----------
                                                               3,445,064
                                                              ----------

                  FINANCIAL SERVICES--4.8%
          147,115 Citigroup, Inc.............................  6,296,522
           28,500 SLM Corp...................................  1,116,345
                                                              ----------
                                                               7,412,867
                                                              ----------

                  FOOD & BEVERAGES--4.3%
        1,758,700 Companhia de Bebidas das Americas, (BRL)...    356,722
          172,100 Compass Group, Plc., (GBP).................    929,487
           26,900 General Mills, Inc.........................  1,275,329
           14,200 PepsiCo, Inc...............................    631,900
           33,500 Sysco Corp.................................  1,006,340
           33,700 The Coca-Cola Co...........................  1,564,017
          102,000 Unilever NV, (GBP).........................    813,475
                                                              ----------
                                                               6,577,270
                                                              ----------

                  GAS & OIL--4.0%
           50,200 Baker Hughes, Inc..........................  1,685,214
           19,100 ChevronTexaco Corp.........................  1,379,020
           39,916 Exxon Mobil Corp...........................  1,433,384
           33,800 Schlumberger, Ltd..........................  1,607,866
                                                              ----------
                                                               6,105,484
                                                              ----------

                  HEALTH CARE--PRODUCTS--3.1%
           20,300 Baxter International, Inc..................    527,800
           24,900 Biomet, Inc................................    713,634
           13,900 Boston Scientific Corp. (b)................    849,290
           43,100 Johnson & Johnson..........................  2,228,270
           11,200 Medtronic, Inc.............................    537,264
                                                              ----------
                                                               4,856,258
                                                              ----------

                  HOTELS & RESTAURANTS--0.4%
           18,600 MGM Mirage, Inc. (b).......................    635,748
                                                              ----------

                  INDUSTRIAL MACHINERY--0.2%
            5,500 Deere & Co.................................    251,350
                                                              ----------

                  INSURANCE--5.7%
           30,400 ACE, Ltd...................................  1,042,416
           51,200 American International Group, Inc..........  2,825,216
           26,700 Hartford Financial Services Group, Inc.....  1,344,612
           28,200 Marsh & McLennan Cos., Inc.................  1,440,174
           80,416 Travelers Property Casualty Corp. (Class A)  1,278,614
            9,300 XL Capital, Ltd............................    771,900
                                                              ----------
                                                               8,702,932
                                                              ----------

                See accompanying notes to financial statements.

                                    MSF-144

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
      --------------------------------------------------------------------

              INTERNET--2.2%
       33,400 InterActiveCorp. (b) (c)........................ $ 1,321,638
       15,900 Symantec Corp. (b)..............................     697,374
       41,500 Yahoo!, Inc. (b)................................   1,359,540
                                                               -----------
                                                                 3,378,552
                                                               -----------

              INVESTMENT BROKERAGE--2.2%
       42,300 Merrill Lynch & Co., Inc........................   1,974,564
       15,900 Morgan Stanley..................................     679,725
       66,100 The Charles Schwab Corp.........................     666,949
                                                               -----------
                                                                 3,321,238
                                                               -----------

              LEISURE--1.3%
       33,900 Carnival Corp...................................   1,102,089
       21,100 Harley-Davidson, Inc............................     841,046
                                                               -----------
                                                                 1,943,135
                                                               -----------

              MEDIA--9.7%
       72,000 AOL Time Warner, Inc. (b).......................   1,158,480
       61,600 Clear Channel Communications, Inc. (b)..........   2,611,224
       67,500 Comcast Corp. (Special Class A) (b).............   1,946,025
       49,900 EchoStar Communications Corp. (Class A) (b).....   1,727,538
      160,412 Liberty Media Corp. (b).........................   1,854,363
        8,600 The E.W. Scripps Co. (Class A)..................     762,992
       33,600 The Walt Disney Co..............................     663,600
       61,500 Univision Communications, Inc. (Class A) (b) (c)   1,869,600
       51,923 Viacom, Inc. (Class B) (b)......................   2,266,958
                                                               -----------
                                                                14,860,780
                                                               -----------

              RETAIL--8.7%
       25,000 Best Buy Co., Inc. (b)..........................   1,098,000
       35,200 Industria de Diseno Textid, S.A.................     886,705
       19,100 Kohl's Corp. (b)................................     981,358
       40,000 Starbucks Corp. (b).............................     980,800
       84,900 Target Corp.....................................   3,212,616
       66,950 The Home Depot, Inc.............................   2,217,384
      115,700 Wal-Mart de Mexico S.A. de CV, (MXN)............     341,138
       23,200 Wal-Mart de Mexico S.A. de CV, (ADR) (c)........     685,715
       33,300 Wal-Mart Stores, Inc............................   1,787,211
       38,200 Walgreen Co.....................................   1,149,820
                                                               -----------
                                                                13,340,747
                                                               -----------

              SEMICONDUCTORS--1.7%
       23,900 Analog Devices, Inc. (b)........................     832,198
       71,300 Applied Materials, Inc. (b).....................   1,130,818
       15,200 Maxim Integrated Products, Inc..................     519,688
       12,500 Texas Instruments, Inc..........................     220,000
                                                               -----------
                                                                 2,702,704
                                                               -----------

                                                            VALUE
          SHARES                                           (NOTE 1)
         -------------------------------------------------------------

                   SOFTWARE--7.8%
            18,300 Adobe Systems, Inc................... $    586,881
            99,200 First Data Corp......................    4,110,848
            45,100 Fiserv, Inc. (b).....................    1,606,011
            22,000 Intuit, Inc. (b).....................      979,660
           169,500 Microsoft Corp.......................    4,340,895
            20,200 PeopleSoft, Inc. (b).................      355,318
                                                         ------------
                                                           11,979,613
                                                         ------------

                   TELECOMMUNICATIONS--5.0%
           123,500 Cisco Systems, Inc. (b)..............    2,061,215
            81,200 Nextel Communications, Inc. (b)......    1,468,096
            12,600 Nokia Corp. (ADR)....................      207,018
               228 NTT DoCoMo, Inc., (JPY)..............      494,597
            12,100 Qualcomm, Inc........................      432,575
         1,182,383 Vodafone Group, Plc., (GBP)..........    2,315,919
            35,800 Vodafone Group, Plc. (ADR)...........      703,470
                                                         ------------
                                                            7,682,890
                                                         ------------

                   TOBACCO--1.1%
            37,100 Altria Group, Inc....................    1,685,824
                                                         ------------

                   TRANSPORTATION--0.3%
             7,700 United Parcel Service, Inc. (Class B)      490,490
                                                         ------------
                   Total Common Stocks
                    (Identified Cost $144,668,166)......  148,974,882
                                                         ------------

         SHORT TERM INVESTMENTS--3.8%
                                                            VALUE
                                                           (NOTE 1)
         -------------------------------------------------------------

                   MONEY MARKET FUND--3.8%
         5,804,630 T. Rowe Price Reserve Investment Fund $  5,804,630
                                                         ------------
                   Total Short Term Investments
                    (Identified Cost $5,804,630)........    5,804,630
                                                         ------------
                   Total Investments--100.7%
                    (Identified Cost $150,472,796) (a)..  154,779,512
                   Other assets less liabilities........   (1,128,992)
                                                         ------------
                   TOTAL NET ASSETS--100%............... $153,650,520
                                                         ============

                See accompanying notes to financial statements.

                                    MSF-145

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value.........................            $154,779,512
      Cash.........................................                  76,140
      Collateral for securities loaned.............               1,330,768
      Receivable for:
       Securities sold.............................                 637,496
       Fund shares sold............................                 132,640
       Dividends and interest......................                 132,941
       Foreign taxes...............................                   6,132
                                                               ------------
        Total Assets...............................             157,095,629
    LIABILITIES
      Payable for:
       Fund shares redeemed........................ $   79,977
       Securities purchased........................  1,902,789
       Withholding taxes...........................      2,463
       Return of collateral for securities loaned..  1,330,768
      Accrued expenses:
       Management fees.............................     80,019
       Service and distribution fees...............        929
       Other expenses..............................     48,164
                                                    ----------
        Total Liabilities..........................               3,445,109
                                                               ------------
    NET ASSETS.....................................            $153,650,520
                                                               ============
      Net assets consist of:
       Capital paid in.............................            $200,987,907
       Undistributed net investment income.........                 202,677
       Accumulated net realized gains (losses).....             (51,847,146)
       Unrealized appreciation (depreciation) on
        investments and foreign currency...........               4,307,082
                                                               ------------
    NET ASSETS.....................................            $153,650,520
                                                               ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($145,597,194 divided by 14,325,347
     shares outstanding)...........................            $      10.16
                                                               ============
    CLASS B
    Net asset value and redemption price per share
     ($28,349 divided by 2,796 shares
     outstanding)..................................            $      10.14
                                                               ============
    CLASS E
    Net asset value and redemption price per share
     ($8,024,977 divided by 790,786 shares
     outstanding)..................................            $      10.15
                                                               ============
    Identified cost of investments.................            $150,472,796
                                                               ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $  722,716 (a)
       Interest................................                  24,423 (b)
                                                             -----------
                                                                 747,139
     EXPENSES
       Management fees......................... $   429,719
       Service and distribution fees--Class B..          14
       Service and distribution fees--Class E..       3,603
       Directors' fees and expenses............      11,321
       Custodian...............................      54,071
       Audit and tax services..................      11,150
       Legal...................................       4,301
       Printing................................      21,454
       Insurance...............................       1,995
       Miscellaneous...........................       1,098
                                                -----------
       Total expenses before reductions........     538,726
       Expense reductions......................     (13,174)     525,552
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                  221,587
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  (5,305,140)
       Foreign currency transactions--net......      (8,897)  (5,314,037)
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  23,623,735
       Foreign currency transactions--net......        (363)  23,623,372
                                                -----------  -----------
     Net gain (loss)...........................               18,309,335
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $18,530,922
                                                             ===========

(a)Net of foreign taxes of $14,215.
(b)Includes income on securities loaned of $879.

                See accompanying notes to financial statements.

                                    MSF-146

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    221,587  $    333,785
  Net realized gain (loss)..........................................   (5,314,037)  (16,756,621)
  Unrealized appreciation (depreciation)............................   23,623,372   (24,740,659)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   18,530,922   (41,163,495)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (169,201)     (418,468)
    Class B.........................................................          (13)            0
    Class E.........................................................       (4,752)       (1,341)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (173,966)     (419,809)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    4,234,584      (598,641)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   22,591,540   (42,181,945)

NET ASSETS
  Beginning of the period...........................................  131,058,980   173,240,925
                                                                     ------------  ------------
  End of the period................................................. $153,650,520  $131,058,980
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    202,677  $    155,056
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,173,071  $ 11,040,889   2,243,446  $ 22,533,498
  Reinvestments...............................................     18,332       169,201      40,935       418,468
  Redemptions................................................. (1,227,238)  (11,158,137) (2,809,748)  (26,872,947)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    (35,835) $     51,953    (525,367) $ (3,920,981)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................      2,681  $     25,029         118  $      1,061
  Reinvestments...............................................          1            13           0             0
  Redemptions.................................................         (4)          (40)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................      2,678  $     25,002         118  $      1,061
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    508,466  $  4,777,353     400,877  $  3,828,408
  Reinvestments...............................................        515         4,752         142         1,341
  Redemptions.................................................    (68,700)     (624,476)    (52,465)     (508,470)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    440,281  $  4,157,629     348,554  $  3,321,279
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.    407,124  $  4,234,584    (176,695) $   (598,641)
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-147

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                      CLASS A
                                                                      ----------------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED             YEAR ENDED DECEMBER 31,
                                                                        JUNE 30,    -------------------------------------
                                                                          2003        2002      2001      2000      1999
                                                                      ----------    --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................  $   8.91     $  11.64  $  12.93  $  13.41  $ 11.02
                                                                       --------     --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................      0.02         0.02      0.03      0.03     0.02
  Net realized and unrealized gain (loss) on investments.............      1.24        (2.72)    (1.31)    (0.09)    2.43
                                                                       --------     --------  --------  --------  -------
  Total from investment operations...................................      1.26        (2.70)    (1.28)    (0.06)    2.45
                                                                       --------     --------  --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................     (0.01)       (0.03)    (0.01)    (0.02)   (0.03)
  Distributions from net realized capital gains......................      0.00         0.00      0.00     (0.40)   (0.03)
                                                                       --------     --------  --------  --------  -------
  Total distributions................................................     (0.01)       (0.03)    (0.01)    (0.42)   (0.06)
                                                                       --------     --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD.......................................  $  10.16     $   8.91  $  11.64  $  12.93  $ 13.41
                                                                       ========     ========  ========  ========  =======
TOTAL RETURN (%).....................................................      14.2 (b)    (23.2)     (9.9)     (0.4)    22.2
Ratio of operating expenses to average net assets before expense
 reductions (%)......................................................      0.79 (c)     0.77      0.76      0.78     0.87
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)..................................................      0.77         0.76      0.75      0.77       --
Ratio of net investment income to average net assets (%).............      0.33 (c)     0.22      0.27      0.23     0.23
Portfolio turnover rate (%)..........................................        39 (c)       49        67        62       46
Net assets, end of period (000)......................................  $145,597     $127,939  $173,218  $180,072  $51,402
The Ratios of operating expenses to average net assets without giving
 effect to the voluntary expense agreement would have been (%).......        --           --        --        --     1.31

                                                                      ----------------
                                                                      NOVEMBER 9, 1998(A)
                                                                            THROUGH
                                                                         DECEMBER 31,
                                                                             1998
                                                                      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................       $10.00
                                                                            ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................         0.01
  Net realized and unrealized gain (loss) on investments.............         1.02
                                                                            ------
  Total from investment operations...................................         1.03
                                                                            ------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................        (0.01)
  Distributions from net realized capital gains......................         0.00
                                                                            ------
  Total distributions................................................        (0.01)
                                                                            ------
NET ASSET VALUE, END OF PERIOD.......................................       $11.02
                                                                            ======
TOTAL RETURN (%).....................................................         10.3 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%)......................................................         0.50 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)..................................................           --
Ratio of net investment income to average net assets (%).............         0.93 (c)
Portfolio turnover rate (%)..........................................            6 (c)
Net assets, end of period (000)......................................       $6,740
The Ratios of operating expenses to average net assets without giving
 effect to the voluntary expense agreement would have been (%).......         2.62 (c)

                                                                                        CLASS B
                                                                             -------------------------     ------------
                                                                             SIX MONTHS   JULY 30, 2002(A) SIX MONTHS
                                                                               ENDED          THROUGH        ENDED
                                                                              JUNE 30,      DECEMBER 31,    JUNE 30,
                                                                                2003            2002          2003
                                                                             ----------   ---------------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD........................................   $ 8.88          $ 8.96        $ 8.90
                                                                               ------          ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................................     0.01            0.00          0.01
  Net realized and unrealized gain (loss) on investments....................     1.26           (0.08)         1.25
                                                                               ------          ------        ------
  Total from investment operations..........................................     1.27           (0.08)         1.26
                                                                               ------          ------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income..................................    (0.01)           0.00         (0.01)
  Distributions from net realized capital gains.............................     0.00            0.00          0.00
                                                                               ------          ------        ------
  Total distributions.......................................................    (0.01)           0.00         (0.01)
                                                                               ------          ------        ------
NET ASSET VALUE, END OF PERIOD..............................................   $10.14          $ 8.88        $10.15
                                                                               ======          ======        ======
TOTAL RETURN (%)............................................................     14.3 (b)        (0.9)(b)      14.2 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%).............................................................     1.04 (c)        1.02 (c)      0.94 (c)
Ratio of operating expenses to average net assets after expense reductions
 (%) (d)....................................................................     1.02            1.01 (c)      0.92
Ratio of net investment income to average net assets (%)....................     0.18 (c)        0.00 (c)      0.21 (c)
Portfolio turnover rate (%).................................................       39 (c)          49 (c)        39 (c)
Net assets, end of period (000).............................................   $   28          $    1        $8,025
The Ratios of operating expenses to average net assets without giving effect
 to the voluntary expense agreement would have been (%).....................       --              --            --

                                                                                 CLASS E
                                                                             ------------------------
                                                                                          MAY 1, 2001(A)
                                                                              YEAR ENDED     THROUGH
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2002          2001
                                                                             ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................................    $11.63        $12.32
                                                                                ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................................      0.03          0.00
  Net realized and unrealized gain (loss) on investments....................     (2.73)        (0.69)
                                                                                ------        ------
  Total from investment operations..........................................     (2.70)        (0.69)
                                                                                ------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income..................................     (0.03)         0.00
  Distributions from net realized capital gains.............................      0.00          0.00
                                                                                ------        ------
  Total distributions.......................................................     (0.03)         0.00
                                                                                ------        ------
NET ASSET VALUE, END OF PERIOD..............................................    $ 8.90        $11.63
                                                                                ======        ======
TOTAL RETURN (%)............................................................     (23.3)         (5.6)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).............................................................      0.92          0.91 (c)
Ratio of operating expenses to average net assets after expense reductions
 (%) (d)....................................................................      0.91          0.90 (c)
Ratio of net investment income to average net assets (%)....................      0.07          0.75 (c)
Portfolio turnover rate (%).................................................        49            67 (c)
Net assets, end of period (000).............................................    $3,119        $   23
The Ratios of operating expenses to average net assets without giving effect
 to the voluntary expense agreement would have been (%).....................        --            --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-148

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

MUTUAL FUNDS--100.0% OF TOTAL NET ASSETS


                                                                    VALUE
   SHARES                                                          (NOTE 1)
 -----------------------------------------------------------------------------

            MUTUAL FUNDS--100.0%
 34,923,568 Metropolitan Series Fund, Inc., Capital Guardian
             U.S. Equity Portfolio.............................. $323,043,007
  2,299,591 Metropolitan Series Fund, Inc., FI Structured Equity
             Portfolio..........................................  311,916,543
 35,704,965 Metropolitan Series Fund, Inc., Jennison Growth
             Portfolio..........................................  307,419,747
                                                                 ------------
                                                                  942,379,297
                                                                 ------------
            Total Common Stocks
             (Identified Cost $1,037,592,853)...................  942,379,297
                                                                 ------------
            Total Investments--100.0%
             (Identified Cost $1,037,592,853) (a)...............  942,379,297
            Other assets less liabilities.......................     (108,121)
                                                                 ------------
            TOTAL NET ASSETS--100%.............................. $942,271,176
                                                                 ============

                See accompanying notes to financial statements.

                                    MSF-149

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value........................          $  942,379,297
      Receivable for:
       Fund shares sold...........................                 708,683
                                                            --------------
        Total Assets..............................             943,087,980
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $579,340
       Securities purchased.......................  129,343
      Accrued expenses:
       Deferred trustees fees.....................  100,272
       Other expenses.............................    7,849
                                                   --------
        Total Liabilities.........................                 816,804
                                                            --------------
    NET ASSETS....................................          $  942,271,176
                                                            ==============
      Net assets consist of:
       Capital paid in............................          $1,201,631,942
       Undistributed net investment income........               4,644,385
       Accumulated net realized gains (losses)....            (168,791,595)
       Unrealized appreciation (depreciation) on
        investments and foreign currency..........             (95,213,556)
                                                            --------------
    NET ASSETS....................................          $  942,271,176
                                                            ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($942,271,176 divided by 3,171,551
     shares outstanding)..........................          $       297.10
                                                            ==============
    Identified cost of investments................          $1,037,592,853
                                                            ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

        INVESTMENT INCOME
          Dividends...............................        $  4,743,593
        EXPENSES
          Directors' fees and expenses............ 11,992
          Custodian...............................  7,256
          Audit and tax services..................  6,000
          Legal................................... 12,558
          Insurance............................... 11,716
          Miscellaneous...........................    254
                                                   ------
          Total expenses..........................              49,776
                                                          ------------
        NET INVESTMENT INCOME.....................           4,693,817
                                                          ------------
        REALIZED AND UNREALIZED GAIN (LOSS)
        Realized gain (loss) on:
          Investments--net........................         (18,845,199)
        Unrealized appreciation (depreciation) on:
          Investments--net........................         124,198,898
                                                          ------------
        Net gain (loss)...........................         105,353,699
                                                          ------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
         OPERATIONS...............................        $110,047,516
                                                          ============

                See accompanying notes to financial statements.

                                    MSF-150

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED        YEAR ENDED
                                                                        JUNE 30,     DECEMBER 31,
                                                                          2003           2002
                                                                     -------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   4,693,817  $    2,527,778
  Net realized gain (loss)..........................................   (18,845,199)     37,741,289
  Unrealized appreciation (depreciation)............................   124,198,898    (310,659,129)
                                                                     -------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   110,047,516    (270,390,062)
                                                                     -------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income............................................    (2,551,685)     (3,939,351)
                                                                     -------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (2,551,685)     (3,939,351)
                                                                     -------------  --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares......................................    69,060,950     172,744,826
  Reinvestment of distributions.....................................     2,551,685       3,939,351
  Cost of shares redeemed...........................................  (125,549,207)   (324,000,685)
                                                                     -------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (53,936,572)   (147,316,508)
                                                                     -------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    53,559,259    (421,645,921)

NET ASSETS
  Beginning of the Period...........................................   888,711,917   1,310,357,838
                                                                     -------------  --------------
  End of the Period................................................. $ 942,271,176  $  888,711,917
                                                                     =============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the Period................................................. $   4,644,385  $    2,502,253
                                                                     =============  ==============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares....................................       254,390         581,549
  Issued in reinvestment of distributions...........................         9,420          11,459
  Redeemed..........................................................      (464,469)     (1,088,164)
                                                                     -------------  --------------
  Net Change........................................................      (200,659)       (495,156)
                                                                     =============  ==============

                See accompanying notes to financial statements.

                                    MSF-151

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                 SIX MONTHS
                                                                   ENDED                       YEAR ENDED DECEMBER 31,
                                                                  JUNE 30,    ---------------------------------------------
                                                                    2003        2002       2001        2000        1999
                                                                 ----------   --------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................  $ 263.54    $ 338.82  $   411.89  $   434.74  $   468.03
                                                                  --------    --------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................      1.51        0.79        1.37        5.85        3.35
  Net realized and unrealized gain (loss) on investments........      0.00      (75.01)     (68.85)     (26.21)      68.25
                                                                  --------    --------  ----------  ----------  ----------
  Total from investment operations..............................      1.51      (74.22)     (67.48)     (20.36)      71.60
                                                                  --------    --------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income......................     (0.79)      (1.06)      (5.59)      (0.13)      (3.33)
  Distributions from net realized capital gains.................      0.00        0.00        0.00       (2.36)    (101.18)
  Distributions in excess of net realized capital gains.........      0.00        0.00        0.00        0.00       (0.38)
                                                                  --------    --------  ----------  ----------  ----------
  Total distributions...........................................     (0.79)      (1.06)      (5.59)      (2.49)    (104.89)
                                                                  --------    --------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD..................................  $ 264.26    $ 263.54  $   338.82  $   411.89  $   434.74
                                                                  ========    ========  ==========  ==========  ==========
TOTAL RETURN (%)................................................    13.0  (b)    (22.0)      (16.4)       (4.7)       15.7
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................    0.01  (a)     0.26        0.69        0.66        0.66
Ratio of operating expenses to average net assets after expense
 reductions (%) (c).............................................      --  (a)     0.25        0.68        0.65          --
Ratio of net investment income to average net assets (%)........    1.07  (a)     0.23        0.33        1.34        0.67
Portfolio turnover rate (%).....................................       7  (a)      302         245         272         206
Net assets, end of Period (000).................................  $942,271    $888,712  $1,310,358  $1,744,283  $2,064,016


                                                                 -----------
                                                                    1998
                                                                 ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $   399.60
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................       5.29
  Net realized and unrealized gain (loss) on investments........     130.40
                                                                 ----------
  Total from investment operations..............................     135.69
                                                                 ----------
LESS DISTRIBUTIONS
  Distributions from net investment income......................      (5.31)
  Distributions from net realized capital gains.................     (61.73)
  Distributions in excess of net realized capital gains.........      (0.22)
                                                                 ----------
  Total distributions...........................................     (67.26)
                                                                 ----------
NET ASSET VALUE, END OF PERIOD.................................. $   468.03
                                                                 ==========
TOTAL RETURN (%)................................................       34.1
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................       0.66
Ratio of operating expenses to average net assets after expense
 reductions (%) (c).............................................         --
Ratio of net investment income to average net assets (%)........       1.18
Portfolio turnover rate (%).....................................        204
Net assets, end of Period (000)................................. $1,895,748

(a)Computed on an annualized basis.
(b)Periods less than one year are not computed on an annualized basis.
(c)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-152

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--87.2% OF TOTAL NET ASSETS

                                                                VALUE
      SHARES                                                   (NOTE 1)
      -------------------------------------------------------------------

             AEROSPACE & DEFENSE--2.7%
       1,540 Alliant Techsystems, Inc. (b)................... $    79,941
      17,590 Empresa Brasileira de Aeronautica S.A...........     335,969
         900 Titan Corp. (b).................................       9,261
                                                              -----------
                                                                  425,171
                                                              -----------

             AIRLINES--2.1%
       3,910 Alaska Air Group, Inc. (b)......................      83,870
       4,240 Delta Air Lines, Inc............................      62,243
       4,331 JetBlue Airways Corp............................     183,158
                                                              -----------
                                                                  329,271
                                                              -----------

             APPAREL & TEXTILES--2.9%
       3,190 Polo Ralph Lauren Corp. (b).....................      82,270
       8,490 Reebok International, Ltd. (b)..................     285,519
       9,640 Tommy Hilfiger Corp. (ADR)......................      89,074
                                                              -----------
                                                                  456,863
                                                              -----------

             BANKS--0.4%
       4,340 Sovereign Bancorp, Inc..........................      67,921
                                                              -----------

             BUSINESS SERVICES--4.7%
      17,410 Aramark Corp....................................     390,332
       3,080 John H. Harland Co..............................      80,573
       7,440 McKesson Corp...................................     265,906
                                                              -----------
                                                                  736,811
                                                              -----------

             CHEMICALS--1.5%
       9,000 Lyondell Chemical Co............................     121,770
       6,180 Olin Corp.......................................     105,678
                                                              -----------
                                                                  227,448
                                                              -----------

             COAL--1.8%
       8,820 Massey Energy Corp..............................     115,983
       4,750 Peabody Energy Corp.............................     159,553
                                                              -----------
                                                                  275,536
                                                              -----------

             COMPUTERS & BUSINESS EQUIPMENT--0.3%
       2,500 Seagate Technology, Inc.........................      44,125
                                                              -----------

             CONSTRUCTION MATERIALS--0.4%
         910 American Standard Cos., Inc. (b)................      67,276
                                                              -----------

             CONTAINERS & GLASS--0.6%
       4,440 Pactiv Corp. (b)................................      87,512
                                                              -----------

             DRUGS & HEALTH CARE--3.1%
         200 Biovail Corp, (CAD).............................       9,285
       1,340 Biovail Corp. (b)...............................      63,060
       5,250 Caremark Rx, Inc. (b)...........................     134,820
       9,390 Health Management Associates, Inc. (Class A) (b)     173,245
       9,010 Tenet Healthcare Corp. (b)......................     104,967
                                                              -----------
                                                                  485,377
                                                              -----------

                                                           VALUE
            SHARES                                        (NOTE 1)
            --------------------------------------------------------

                   ELECTRIC UTILITIES--1.7%
             1,220 Ameren Corp.......................... $    53,802
             5,560 FirstEnergy Corp.....................     213,782
                                                         -----------
                                                             267,584
                                                         -----------

                   ELECTRONICS--2.6%
             6,510 Ingram Micro, Inc....................      71,610
            18,940 Symbol Technologies, Inc.............     246,410
             2,980 Waters Corp. (b).....................      86,807
                                                         -----------
                                                             404,827
                                                         -----------

                   FOOD & BEVERAGES--2.5%
             7,980 Dean Foods Co. (b)...................     251,370
             3,000 Del Monte Foods Co. (b)..............      26,520
             5,110 Safeway, Inc. (b)....................     104,551
                                                         -----------
                                                             382,441
                                                         -----------

                   GAS & OIL--9.8%
             1,706 Apache Corp..........................     110,992
             1,860 Burlington Resources, Inc............     100,570
             3,790 ENSCO International, Inc.............     101,951
            12,980 Grant Prideco, Inc. (b)..............     152,515
             1,370 Murphy Oil Corp......................      72,062
             3,570 Nabors Industries, Ltd. (b)..........     141,194
             9,390 National-Oilwell, Inc. (b)...........     206,580
             3,920 Noble Corp. (b)......................     134,456
             5,880 Pioneer Natural Resources Co. (b)....     153,468
             8,944 Rowan Cos., Inc......................     200,346
             3,250 Varco International, Inc. (b)........      63,700
             1,878 Weatherford International, Ltd. (b)..      78,688
                                                         -----------
                                                           1,516,522
                                                         -----------

                   HEALTH CARE--PRODUCTS--3.7%
             6,320 Baxter International, Inc............     164,320
             3,050 Edwards Lifesciences Corp. (b).......      98,027
             3,420 St. Jude Medical, Inc. (b)...........     196,650
             4,930 Sybron Dental Specialties, Inc. (b)..     116,348
                                                         -----------
                                                             575,345
                                                         -----------

                   HOME BUILDERS--6.4%
               300 Beazer Homes USA, Inc. (b)...........      25,050
             4,440 D.R. Horton, Inc.....................     124,764
             4,750 KB Home..............................     294,405
             7,598 Lennar Corp..........................     543,257
                                                         -----------
                                                             987,476
                                                         -----------

                   HOTELS & RESTAURANTS--0.2%
               500 Krispy Kreme Doughnuts, Inc. (b).....      20,590
               270 Wynn Resorts, Ltd....................       4,776
                                                         -----------
                                                              25,366
                                                         -----------

                   HOUSEHOLD APPLIANCES & HOME FURNISHINGS--1.3%
             2,460 Harman International Industries, Inc.     194,684
                                                         -----------

                See accompanying notes to financial statements.

                                    MSF-153

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
         SHARES                                              (NOTE 1)
         --------------------------------------------------------------

                INSURANCE--2.1%
          4,830 ACE, Ltd................................... $   165,621
          1,890 Ambac Financial Group, Inc.................     125,212
            460 Everest Re Group, Ltd......................      35,190
                                                            -----------
                                                                326,023
                                                            -----------

                INTERNET--1.9%
            300 At Road, Inc. (b)..........................       3,276
          2,600 Expedia, Inc. (Class A) (b)................     198,588
          1,853 J2 Global Communications (b)...............      85,201
                                                            -----------
                                                                287,065
                                                            -----------

                INVESTMENT BROKERAGE--0.8%
          2,800 Merrill Lynch & Co., Inc...................     130,704
                                                            -----------

                IRON & STEEL--0.3%
          1,040 Nucor Corp.................................      50,804
                                                            -----------

                MEDIA--5.7%
         17,700 AOL Time Warner, Inc.......................     284,793
         10,500 EchoStar Communications Corp. (Class A) (b)     363,510
          5,410 Radio One, Inc. (Class D) (b)..............      96,136
          2,300 Salem Communications Corp. (b).............      46,025
          5,100 The Walt Disney Co.........................     100,725
                                                            -----------
                                                                891,189
                                                            -----------

                METALS--1.3%
         15,300 Falconbridge, Ltd., (CAD)..................     202,232
                                                            -----------

                MINING--3.3%
          2,110 Freeport-McMoRan Copper & Gold, Inc.
                 (Class B)(b)..............................      51,695
          2,750 Meridian Gold, Inc., (CAD).................      31,237
          6,940 Meridian Gold, Inc.........................      79,741
          9,090 Newmont Mining Corp........................     295,061
            730 Rio Tinto, Plc.............................      55,882
                                                            -----------
                                                                513,616
                                                            -----------

                OFFICE FURNISHINGS & SUPPLIES--2.3%
         13,560 Moore Wallace, Inc., (CAD).................     196,936
         10,700 Moore Wallace, Inc.........................     157,076
                                                            -----------
                                                                354,012
                                                            -----------

                PERSONAL SERVICES--4.7%
         16,000 Weight Watchers International, Inc.........     727,840
                                                            -----------

                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

                RETAIL--3.1%
         15,330 Big Lots, Inc. (b)........................... $   230,563
          3,180 Blockbuster, Inc.............................      53,583
          6,920 Hollywood Entertainment Corp. (b)............     119,024
          7,520 Saks, Inc. (b)...............................      72,944
                                                              -----------
                                                                  476,114
                                                              -----------

                SHIPBUILDING--0.5%
          1,890 Stelmar Shipping, Ltd........................      31,676
          3,540 Tsakos Energy Navigation, Ltd................      50,622
                                                              -----------
                                                                   82,298
                                                              -----------

                SOFTWARE--0.7%
          6,546 Autodesk, Inc................................     105,783
                                                              -----------

                TELECOMMUNICATIONS--9.5%
         59,480 Citizens Communications Co...................     766,697
         30,960 Nextel Communications, Inc. (b)..............     559,757
         10,561 Polycom, Inc. (b)............................     146,376
                                                              -----------
                                                                1,472,830
                                                              -----------

                TOBACCO--2.3%
          4,090 Loews Corp.--Carolina Group..................     110,430
          7,200 UST, Inc.....................................     252,216
                                                              -----------
                                                                  362,646
                                                              -----------
                Total Common Stocks
                 (Identified Cost $12,034,819)...............  13,540,712
                                                              -----------

     SHORT TERM INVESTMENTS--16.3%
        FACE
       AMOUNT
     ---------------------------------------------------------------------

                REPURCHASE AGREEMENT--16.3%
     $2,536,000 State Street Corp. Repurchase Agreement dated
                 06/30/03 at 0.35% to be repurchased at
                 $2,536,025 on 07/01/03, collateralized by
                 $2,040,000 U.S. Treasury Bond 6.375% due
                 08/15/27 with a value of $2,587,979......... $ 2,536,000
                                                              -----------
                Total Short Term Investments
                 (Identified Cost $2,536,000)................   2,536,000
                                                              -----------
                Total Investments--103.5%
                 (Identified Cost $14,570,819) (a)...........  16,076,712
                Other assets less liabilities................    (538,604)
                                                              -----------
                TOTAL NET ASSETS--100%....................... $15,538,108
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-154

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value..........................          $13,540,712
       Investments in repurchase agreements (at cost
        $2,536,000)..................................            2,536,000
                                                               -----------
       Total Investments.............................           16,076,712
       Cash..........................................                  160
       Receivable for:
        Securities sold..............................               78,103
        Fund shares sold.............................              176,621
        Dividends and interest.......................                4,828
        Due from Investment Adviser..................               54,607

                                                               -----------
         Total Assets................................           16,391,031
     LIABILITIES
       Payable for:
        Fund shares redeemed......................... $  8,464
        Securities purchased.........................  805,777
       Accrued expenses:
        Management fees..............................    6,375
        Service and distribution fees................    1,545
        Deferred trustees fees.......................    1,180
        Other expenses...............................   29,582
                                                      --------
         Total Liabilities...........................              852,923
                                                               -----------
     NET ASSETS......................................          $15,538,108
                                                               ===========
       Net assets consist of:
        Capital paid in..............................          $14,164,200
        Undistributed net investment income (loss)...              (16,748)
        Accumulated net realized gains (losses)......             (115,055)
        Unrealized appreciation (depreciation) on
         investments and foreign currency............            1,505,711
                                                               -----------
     NET ASSETS......................................          $15,538,108
                                                               ===========
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($3,563,555 divided by 366,174 shares
      outstanding)...................................          $      9.73
                                                               ===========
     CLASS B
     Net asset value and redemption price per share
      ($3,250,399 divided by 334,811 shares
      outstanding)...................................          $      9.71
                                                               ===========
     CLASS E
     Net asset value and redemption price per share
      ($8,724,154 divided by 897,666 shares
      outstanding)...................................          $      9.72
                                                               ===========
     Identified cost of investments..................          $14,570,819
                                                               ===========

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................             $  32,437 (a)
        Interest................................                  1,746
                                                             ----------
                                                                 34,183
      EXPENSES
        Management fees......................... $   35,866
        Service and distribution fees--Class B..      2,028
        Service and distribution fees--Class E..      3,508
        Directors' fees and expenses............      3,838
        Custodian...............................     57,840
        Audit and tax services..................     11,150
        Legal...................................        119
        Printing................................        897
        Insurance...............................         45
        Miscellaneous...........................        755
                                                 ----------
        Total expenses before reductions........    116,046
        Less expenses assumed by the investment
         adviser................................    (65,815)     50,231
                                                 ----------  ----------
      NET INVESTMENT INCOME (LOSS)..............                (16,048)
                                                             ----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................    433,400
        Foreign currency transactions--net......       (953)    432,447
                                                 ----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................  1,494,954
        Foreign currency transactions--net......       (181)  1,494,773
                                                 ----------  ----------
      Net gain (loss)...........................              1,927,220
                                                             ----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................             $1,911,172
                                                             ==========

(a)Net of foreign taxes of $218.

                See accompanying notes to financial statements.

                                    MSF-155

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS  MAY 1, 2002(A)
                                                                        ENDED        THROUGH
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     -----------  --------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (16,048)   $   (2,578)
  Net realized gain (loss)..........................................     432,447      (547,385)
  Unrealized appreciation (depreciation)............................   1,494,773        10,938
                                                                     -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   1,911,172      (539,025)
                                                                     -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   7,774,084     6,391,877
                                                                     -----------    ----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   9,685,256     5,852,852

NET ASSETS
  Beginning of the period...........................................   5,852,852             0
                                                                     -----------    ----------
  End of the period................................................. $15,538,108    $5,852,852
                                                                     ===========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period................................................. $   (16,748)   $     (700)
                                                                     ===========    ==========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                                        MAY 1, 2002(A)
                                                                 SIX MONTHS ENDED          THROUGH
                                                                  JUNE 30, 2003       DECEMBER 31, 2002
                                                               -------------------  ---------------------
                                                                SHARES       $       SHARES        $
                                                               -------  ----------  --------  -----------
CLASS A
  Sales....................................................... 111,123  $  969,303   278,971  $ 2,733,596
  Reinvestments...............................................       0           0         0            0
  Redemptions................................................. (18,831)   (175,620)   (5,089)     (41,686)
                                                               -------  ----------  --------  -----------
  Net increase (decrease).....................................  92,292  $  793,683   273,882  $ 2,691,910
                                                               =======  ==========  ========  ===========
CLASS B
  Sales....................................................... 239,350  $2,108,894   153,594  $ 1,257,763
  Reinvestments...............................................       0           0         0            0
  Redemptions................................................. (18,594)   (155,810)  (39,539)    (314,187)
                                                               -------  ----------  --------  -----------
  Net increase (decrease)..................................... 220,756  $1,953,084   114,055  $   943,576
                                                               =======  ==========  ========  ===========
CLASS E
  Sales....................................................... 631,918  $5,549,490   509,247  $ 4,409,121
  Reinvestments...............................................       0           0         0            0
  Redemptions................................................. (61,049)   (522,173) (182,450)  (1,652,730)
                                                               -------  ----------  --------  -----------
  Net increase (decrease)..................................... 570,869  $5,027,317   326,797  $ 2,756,391
                                                               =======  ==========  ========  ===========
  Increase (decrease) derived from capital share transactions. 883,917  $7,774,084   714,734  $ 6,391,877
                                                               =======  ==========  ========  ===========

(a)Commencement of operations.

                See accompanying notes to financial statements.

                                    MSF-156

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                 CLASS A                     CLASS B
                                                       -----------------------     -----------------------
                                                       SIX MONTHS   MAY 1, 2002(A) SIX MONTHS   MAY 1, 2002(A)
                                                         ENDED         THROUGH       ENDED         THROUGH
                                                        JUNE 30,     DECEMBER 31,   JUNE 30,     DECEMBER 31,
                                                          2003           2002         2003           2002
                                                       ----------   -------------- ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................   $ 8.19         $10.00       $ 8.18         $10.00
                                                         ------         ------       ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)........................    (0.01)          0.00        (0.01)          0.00
  Net realized and unrealized gain (loss) on
   investments........................................     1.55          (1.81)        1.54          (1.82)
                                                         ------         ------       ------         ------
  Total from investment operations....................     1.54          (1.81)        1.53          (1.82)
                                                         ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD........................   $ 9.73         $ 8.19       $ 9.71         $ 8.18
                                                         ======         ======       ======         ======
TOTAL RETURN (%)......................................     18.8 (b)      (18.1)(b)     18.7 (b)      (18.2)(b)
Ratio of operating expenses to average net assets.....     0.99 (c)       0.95 (c)     1.24 (c)       1.20 (c)
Ratio of net investment income (loss) to average net
 assets (%)...........................................    (0.24)(c)      (0.08)(c)    (0.48)(c)      (0.15)(c)
Portfolio turnover rate (%)...........................      186 (c)        250 (c)      186 (c)        250 (c)
Net assets, end of period (000).......................   $3,564         $2,244       $3,250         $  933
The Ratios of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%)........................     2.46 (c)       4.42 (c)     2.71 (c)       4.67 (c)

                                                                 CLASS E
                                                       -----------------------
                                                       SIX MONTHS   MAY 1, 2002(A)
                                                         ENDED         THROUGH
                                                        JUNE 30,     DECEMBER 31,
                                                          2003           2002
                                                       ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................   $ 8.19         $10.00
                                                         ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)........................    (0.01)          0.00
  Net realized and unrealized gain (loss) on
   investments........................................     1.54          (1.81)
                                                         ------         ------
  Total from investment operations....................     1.53          (1.81)
                                                         ------         ------
NET ASSET VALUE, END OF PERIOD........................   $ 9.72         $ 8.19
                                                         ======         ======
TOTAL RETURN (%)......................................     18.7 (b)      (18.1)(b)
Ratio of operating expenses to average net assets.....     1.14 (c)       1.10 (c)
Ratio of net investment income (loss) to average net
 assets (%)...........................................    (0.39)(c)      (0.12)(c)
Portfolio turnover rate (%)...........................      186 (c)        250 (c)
Net assets, end of period (000).......................   $8,724         $2,676
The Ratios of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%)........................     2.61 (c)       4.57 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-157

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--90.6% OF TOTAL NET ASSETS


                                                             VALUE
          SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                   AEROSPACE & DEFENSE--3.3%
         1,204,600 Rockwell Collins, Inc................. $ 29,669,298
                                                          ------------

                   BANKS--16.3%
         3,141,700 Sovereign Bancorp, Inc................   49,167,605
         2,321,400 Washington Mutual, Inc................   95,873,820
                                                          ------------
                                                           145,041,425
                                                          ------------

                   BIOTECHNOLOGY--3.7%
           762,400 Chiron Corp. (b)......................   33,332,128
                                                          ------------

                   BUSINESS SERVICES--15.1%
         2,834,600 Concord EFS, Inc. (b).................   41,725,312
         1,572,800 H&R Block, Inc........................   68,023,600
           945,100 Valassis Communications, Inc. (b).....   24,307,972
                                                          ------------
                                                           134,056,884
                                                          ------------

                   COMPUTERS & BUSINESS EQUIPMENT--8.4%
         1,540,000 SunGard Data Systems, Inc. (b)........   39,901,400
         3,325,300 Xerox Corp. (b).......................   35,214,927
                                                          ------------
                                                            75,116,327
                                                          ------------

                   DRUGS & HEALTH CARE--5.2%
         1,366,800 Omnicare, Inc.........................   46,184,172
                                                          ------------

                   FINANCIAL SERVICES--3.1%
         1,686,700 Janus Capital Group, Inc..............   27,661,880
                                                          ------------

                   GAS & OIL--3.4%
           566,000 Burlington Resources, Inc.............   30,603,620
                                                          ------------

                   HOTELS & RESTAURANTS--7.2%
           424,100 Marriott International, Inc. (Class A)   16,293,922
         1,604,900 Yum! Brands, Inc. (b).................   47,440,844
                                                          ------------
                                                            63,734,766
                                                          ------------

                   MEDIA--7.4%
         1,890,000 AOL Time Warner, Inc. (b).............   30,410,100
           517,600 Knight-Ridder, Inc....................   35,678,168
                                                          ------------
                                                            66,088,268
                                                          ------------

                   RETAIL--10.3%
         1,672,700 J.C. Penney Co., Inc..................   28,184,995
         2,515,500 Office Depot, Inc. (b)................   36,499,905
         2,257,100 Toys "R" Us, Inc. (b).................   27,356,052
                                                          ------------
                                                            92,040,952
                                                          ------------

                   SOFTWARE--5.5%
           831,500 D & B Corp. (b).......................   34,174,650
         4,901,200 Novell, Inc. (b)......................   15,095,696
                                                          ------------
                                                            49,270,346
                                                          ------------

                                                         VALUE
              SHARES                                    (NOTE 1)
              ----------------------------------------------------

                      TOYS & AMUSEMENTS--1.7%
              781,000 Mattel, Inc.................... $ 14,776,520
                                                      ------------
                      Total Common Stocks
                       (Identified Cost $696,522,928)  807,576,586
                                                      ------------

SHORT TERM INVESTMENTS--10.2%

    FACE
    AMOUNT
    -----------------------------------------------------------------------

                REPURCHASE AGREEMENT--10.2%
    $90,875,000 State Street Corp. Repurchase Agreement dated
                 06/30/03 at 0.350% to be repurchased at
                 $90,875,884 on 07/01/03, collaterized by
                 $91,960,000 U.S. Treasury Note 1.750%
                 due 12/31/04 with a value of
                 $92,692,737.................................   90,875,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $90,875,000)...............   90,875,000
                                                              ------------
                Total Investments--100.8%
                 (Identified Cost $787,397,928) (a)..........  898,451,586
                Other assets less liabilities................   (7,422,651)
                                                              ------------
                TOTAL NET ASSETS--100%....................... $891,028,935
                                                              ============

                See accompanying notes to financial statements.

                                    MSF-158

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value........................            $807,576,586
      Investments in repurchase agreements (at
       cost $90,875,000)..........................              90,875,000
                                                              ------------
      Total Investments...........................             898,451,586
      Cash........................................                     304
      Receivable for:
       Fund shares sold...........................               2,300,920
       Dividends and interest.....................                 393,620
                                                              ------------
        Total Assets..............................             901,146,430
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $  724,523
       Securities purchased.......................  8,621,551
      Accrued expenses :
       Management fees............................    539,787
       Service and distribution fees..............     69,060
       Deferred trustees fees.....................     22,954
       Other expenses.............................    139,620
                                                   ----------
        Total Liabilities.........................              10,117,495
                                                              ------------
    NET ASSETS....................................            $891,028,935
                                                              ============
      Net assets consist of :
       Capital paid in............................            $794,636,486
       Undistributed net investment income........                  71,377
       Accumulated net realized gains (losses)....             (14,732,586)
       Unrealized appreciation (depreciation) on
        investments...............................             111,053,658
                                                              ------------
    NET ASSETS....................................            $891,028,935
                                                              ============
      Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($492,913,885 divided by 2,596,038
     shares outstanding)..........................            $     189.87
                                                              ============
    CLASS B
    Net asset value and redemption price per share
     ($279,226,340 divided by 1,489,246
     shares outstanding)..........................            $     187.50
                                                              ============
    CLASS E
    Net asset value and redemption price per share
     ($118,888,710 divided by 630,349 shares
     outstanding).................................            $     188.61
                                                              ============
      Identified cost of investments..............            $787,397,928
                                                              ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

       INVESTMENT INCOME
         Dividends...............................             $ 3,101,088
         Interest................................                 172,876
                                                              -----------
                                                                3,273,964
       EXPENSES
         Management fees......................... $2,696,217
         Service and distribution fees--Class B..    237,433
         Service and distribution fees--Class E..     67,688
         Directors' fees and expenses............     14,788
         Custodian...............................     53,339
         Audit and tax services..................     11,150
         Legal...................................     10,333
         Printing................................    108,308
         Insurance...............................      7,053
         Miscellaneous...........................        752
                                                  ----------
         Total expenses before reductions........  3,207,061
         Expense reductions......................    (25,578)   3,181,483
                                                  ----------  -----------
       NET INVESTMENT INCOME.....................                  92,481
                                                              -----------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net........................               1,410,216
       Unrealized appreciation (depreciation) on:
         Investments--net........................              91,720,255
                                                              -----------
       Net gain (loss)...........................              93,130,471
                                                              -----------
       NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS..........................             $93,222,952
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-159

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $     92,481  $    926,040
  Net realized gain (loss)..........................................    1,410,216   (13,474,861)
  Unrealized appreciation (depreciation)............................   91,720,255   (46,335,937)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   93,222,952   (58,884,758)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (705,634)     (889,358)
    Class B.........................................................     (141,367)      (88,783)
    Class E.........................................................      (89,194)      (51,495)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (936,195)   (1,029,636)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  145,292,082   307,906,762
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  237,578,839   247,992,368

NET ASSETS
  Beginning of the period...........................................  653,450,096   405,457,728
                                                                     ------------  ------------
  End of the period................................................. $891,028,935  $653,450,096
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $     71,377  $    915,091
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                        SIX MONTHS ENDED            YEAR ENDED
                                                                          JUNE 30, 2003          DECEMBER 31, 2002
                                                                     ----------------------  ------------------------
                                                                      SHARES         $         SHARES         $
                                                                     --------  ------------  ---------  -------------
CLASS A
  Sales.............................................................  354,112  $ 60,779,275  1,485,408  $ 267,880,808
  Reinvestments.....................................................    4,178       705,634      4,585        889,358
  Redemptions....................................................... (350,967)  (59,195,725)  (894,438)  (151,892,629)
                                                                     --------  ------------  ---------  -------------
  Net increase (decrease)...........................................    7,323  $  2,289,184    595,555  $ 116,877,537
                                                                     ========  ============  =========  =============
CLASS B
  Sales.............................................................  658,587  $112,518,275    723,733  $ 124,967,210
  Reinvestments.....................................................      847       141,367        463         88,783
  Redemptions.......................................................   (8,840)   (1,482,566)   (16,247)    (2,587,115)
                                                                     --------  ------------  ---------  -------------
  Net increase (decrease)...........................................  650,594  $111,177,076    707,949  $ 122,468,878
                                                                     ========  ============  =========  =============
CLASS E
  Sales.............................................................  204,931  $ 35,089,249    411,141  $  72,411,718
  Reinvestments.....................................................      531        89,194        267         51,495
  Redemptions.......................................................  (19,869)   (3,352,621)   (22,907)    (3,902,866)
                                                                     --------  ------------  ---------  -------------
  Net increase (decrease)...........................................  185,593  $ 31,825,822    388,501  $  68,560,347
                                                                     ========  ============  =========  =============
  Increase (decrease) in net assets from capital share transactions.  843,510  $145,292,082  1,692,005  $ 307,906,762
                                                                     ========  ============  =========  =============

                See accompanying notes to financial statements.

                                    MSF-160

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                   -----------------------
                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                     JUNE 30,    ---------
                                                                                       2003        2002
                                                                                   ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $ 169.33     $ 186.12
                                                                                    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................      0.11         0.27
  Net realized and unrealized gain (loss) on investments..........................     20.71       (16.70)
                                                                                    --------     --------
  Total from investment operations................................................     20.82       (16.43)
                                                                                    --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (0.28)       (0.36)
  Distributions in excess of net investment income................................      0.00         0.00
  Distributions from net realized capital gains...................................      0.00         0.00
  Distributions in excess of net realized capital gains...........................      0.00         0.00
                                                                                    --------     --------
  Total distributions.............................................................     (0.28)       (0.36)
                                                                                    --------     --------
NET ASSET VALUE, END OF PERIOD....................................................  $ 189.87     $ 169.33
                                                                                    ========     ========
TOTAL RETURN (%)..................................................................      12.3 (b)     (8.8)
Ratio of operating expenses to average net assets before expense reductions (%)...      0.81 (c)     0.82
Ratio of operating expenses to average net assets after expense reductions (%) (d)      0.80 (c)     0.82
Ratio of net investment income to average net assets (%)..........................      0.12 (c)     0.22
Portfolio turnover rate (%).......................................................         9 (c)       11
Net assets, end of period (000)...................................................  $492,914     $438,359
The Ratio of operating expenses to average net assets without giving effect to the
 contractual expense agreement would have been (%)................................        --           --

                                                                                       CLASS A
                                                                                   --------------------------------------

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
                                                                                     2001      2000     1999      1998
                                                                                   --------  -------- --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $ 146.67  $ 121.71 $ 122.85  $ 170.59
                                                                                   --------  -------- --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.42      1.15     1.36      1.09
  Net realized and unrealized gain (loss) on investments..........................    40.09     23.81    (0.97)   (11.41)
                                                                                   --------  -------- --------  --------
  Total from investment operations................................................    40.51     24.96     0.39    (10.32)
                                                                                   --------  -------- --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (1.06)     0.00    (1.36)    (1.09)
  Distributions in excess of net investment income................................     0.00      0.00    (0.17)     0.00
  Distributions from net realized capital gains...................................     0.00      0.00     0.00    (36.08)
  Distributions in excess of net realized capital gains...........................     0.00      0.00     0.00     (0.25)
                                                                                   --------  -------- --------  --------
  Total distributions.............................................................    (1.06)     0.00    (1.53)   (37.42)
                                                                                   --------  -------- --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $ 186.12  $ 146.67 $ 121.71  $ 122.85
                                                                                   ========  ======== ========  ========
TOTAL RETURN (%)..................................................................     27.8      20.5      0.3      (5.5)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.87      0.90     0.88      0.88
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.84        --       --        --
Ratio of net investment income to average net assets (%)..........................     0.43      0.98     1.08      0.66
Portfolio turnover rate (%).......................................................       28       143      119       171
Net assets, end of period (000)................................................... $370,959  $139,518 $109,280  $112,997
The Ratio of operating expenses to average net assets without giving effect to the
 contractual expense agreement would have been (%)................................       --      0.96       --      0.90

                                                                          CLASS B                                      CLASS E
                                                      -------------------------------------------     --------------------------
                                                       SIX MONTHS       YEAR     FEBRUARY 20, 2001(A)  SIX MONTHS       YEAR
                                                         ENDED         ENDED           THROUGH           ENDED         ENDED
                                                        JUNE 30,    DECEMBER 31,     DECEMBER 31,       JUNE 30,    DECEMBER 31,
                                                          2003          2002             2001             2003          2002
                                                      ----------    ------------ -------------------- ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $ 167.26       $ 184.25         $159.20         $ 168.22       $185.17
                                                       --------       --------         -------         --------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................     (0.01)          0.16            0.01             0.01          0.25
  Net realized and unrealized gain (loss) on
   investments.......................................     20.37         (16.83)          25.04            20.54        (16.85)
                                                       --------       --------         -------         --------       -------
  Total from investment operations...................     20.36         (16.67)          25.05            20.55        (16.60)
                                                       --------       --------         -------         --------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........     (0.12)         (0.32)           0.00            (0.16)        (0.35)
  Distributions in excess of net investment income...      0.00           0.00            0.00             0.00          0.00
  Distributions from net realized capital gains......      0.00           0.00            0.00             0.00          0.00
  Distributions in excess of net realized capital
   gains.............................................      0.00           0.00            0.00             0.00          0.00
                                                       --------       --------         -------         --------       -------
  Total distributions................................     (0.12)         (0.32)           0.00            (0.16)        (0.35)
                                                       --------       --------         -------         --------       -------
NET ASSET VALUE, END OF PERIOD.......................  $ 187.50       $ 167.26         $184.25         $ 188.61       $168.22
                                                       ========       ========         =======         ========       =======
TOTAL RETURN (%).....................................      12.2 (b)       (9.1)           15.7 (b)         12.2 (b)      (9.0)
Ratio of operating expenses to average net assets
 before expense reductions (%).......................      1.06 (c)       1.07            1.12 (c)         0.96 (c)      0.97
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)....................      1.05 (c)       1.07           1.09  (c)         0.95 (c)      0.97
Ratio of net investment income (loss) to average net
 assets (%)..........................................     (0.16)(c)      (0.06)           0.02 (c)        (0.05)(c)      0.05
Portfolio turnover rate (%)..........................         9 (c)         11              28 (c)            9 (c)        11
Net assets, end of period (000)......................  $279,226       $140,273         $24,082         $118,889       $74,818
The Ratio of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%).......................        --             --              --               --            --

                                                      -----------
                                                      MAY 1, 2001(A)
                                                         THROUGH
                                                       DECEMBER 31,
                                                           2001
                                                      --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $164.26
                                                         -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................       0.02
  Net realized and unrealized gain (loss) on
   investments.......................................      20.89
                                                         -------
  Total from investment operations...................      20.91
                                                         -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........       0.00
  Distributions in excess of net investment income...       0.00
  Distributions from net realized capital gains......       0.00
  Distributions in excess of net realized capital
   gains.............................................       0.00
                                                         -------
  Total distributions................................       0.00
                                                         -------
NET ASSET VALUE, END OF PERIOD.......................    $185.17
                                                         =======
TOTAL RETURN (%).....................................       12.7 (b)
Ratio of operating expenses to average net assets
 before expense reductions (%).......................       1.02 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)....................       0.99  (c)
Ratio of net investment income (loss) to average net
 assets (%)..........................................       0.09 (c)
Portfolio turnover rate (%)..........................         28 (c)
Net assets, end of period (000)......................    $10,416
The Ratio of operating expenses to average net assets
 without giving effect to the contractual expense
 agreement would have been (%).......................         --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-161

METROPOLITAN SERIES FUND, INC.

 JANUS MID CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--94.9% OF TOTAL NET ASSETS


                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                  ADVERTISING--2.9%
          309,975 Interpublic Group of Cos., Inc......... $  4,147,466
          534,340 Lamar Advertising Co. (Class A) (b) (c)   18,814,111
                                                          ------------
                                                            22,961,577
                                                          ------------

                  AEROSPACE & DEFENSE--0.6%
           89,190 Alliant Techsystems, Inc. (b)..........    4,629,853
                                                          ------------

                  AGRICULTURAL OPERATIONS--0.5%
          141,275 Bunge, Ltd.............................    4,040,465
                                                          ------------

                  AIRLINES--2.2%
          389,750 Ryanair Holdings, Plc. (ADR) (c).......   17,499,775
                                                          ------------

                  APPAREL & TEXTILES--2.3%
          129,830 Liz Claiborne, Inc.....................    4,576,507
          193,905 Mohawk Industries, Inc. (b)............   10,767,545
           89,940 Reebok International, Ltd. (b).........    3,024,682
                                                          ------------
                                                            18,368,734
                                                          ------------

                  AUTO PARTS--0.8%
          136,615 Lear Corp. (b).........................    6,287,022
                                                          ------------

                  AUTOMOBILES--0.1%
           32,800 Navistar International Corp. (b) (c)...    1,070,264
                                                          ------------

                  BANKS--1.6%
          157,195 Investors Financial Services Corp. (c).    4,560,227
           59,695 M&T Bank Corp..........................    5,027,513
          178,285 Sovereign Bancorp, Inc. (c)............    2,790,160
                                                          ------------
                                                            12,377,900
                                                          ------------

                  BIOTECHNOLOGY--0.3%
           54,545 Millipore Corp.........................    2,420,162
                                                          ------------

                  BUSINESS SERVICES--9.3%
          226,180 Apollo Group, Inc. (Class A) (b).......   13,968,877
          140,795 Cendant Corp. (b)......................    2,579,364
          390,975 First Health Group Corp. (b)...........   10,790,910
          226,025 Manpower, Inc..........................    8,383,267
          228,500 Moody's Corp...........................   12,044,235
          209,778 Paychex, Inc...........................    6,148,593
          391,135 Robert Half International, Inc. (b)....    7,408,097
          154,853 University of Phoenix Online (b).......    7,851,047
          144,655 Valassis Communications, Inc. (b)......    3,720,527
                                                          ------------
                                                            72,894,917
                                                          ------------

                  CHEMICALS--0.6%
           75,435 Praxair, Inc...........................    4,533,644
                                                          ------------

                  COMPUTERS & BUSINESS EQUIPMENT--3.0%
          281,875 Apple Computer, Inc. (b)...............    5,389,450
          400,475 Cadence Design Systems, Inc. (b).......    4,829,728
           50,825 Diebold, Inc...........................    2,198,181

                                                               VALUE
       SHARES                                                 (NOTE 1)
       -----------------------------------------------------------------

               COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
        50,820 Synopsys, Inc. (b).......................... $  3,143,217
       418,480 The BISYS Group, Inc. (b)...................    7,687,478
                                                            ------------
                                                              23,248,054
                                                            ------------

               CONGLOMERATES--0.8%
       137,600 SPX Corp. (b)...............................    6,062,656
                                                            ------------

               CONTAINERS & GLASS--1.8%
       309,050 Ball Corp...................................   14,064,866
                                                            ------------

               DISTRIBUTION/WHOLESALE--1.5%
        38,710 Fastenal Co. (c)............................    1,313,817
       218,940 W.W. Grainger, Inc..........................   10,237,635
                                                            ------------
                                                              11,551,452
                                                            ------------

               DRUGS & HEALTH CARE--5.5%
       101,525 Anthem, Inc. (b)............................    7,832,654
       145,124 Barr Laboratories, Inc. (b).................    9,505,622
        83,510 Celgene Corp. (b) (c).......................    2,538,704
       141,785 DaVita, Inc. (b) (c)........................    3,797,002
        37,510 Forest Laboratories, Inc. (b)...............    2,053,672
        94,985 Gilead Sciences, Inc. (b)...................    5,279,266
       387,895 Health Management Associates, Inc. (Class A)    7,156,663
        27,820 Neurocrine Biosciences, Inc. (b) (c)........    1,389,331
        58,225 Quest Diagnostics, Inc. (b).................    3,714,755
                                                            ------------
                                                              43,267,669
                                                            ------------

               ELECTRICAL EQUIPMENT--2.0%
       606,550 American Power Conversion Corp. (b).........    9,456,114
       167,835 AMETEK, Inc.................................    6,151,153
                                                            ------------
                                                              15,607,267
                                                            ------------

               ELECTRONICS--1.7%
       658,620 Flextronics International, Ltd. (b).........    6,843,062
       186,760 Mettler-Toledo International, Inc. (b)......    6,844,754
                                                            ------------
                                                              13,687,816
                                                            ------------

               ENVIRONMENTAL CONTROL--0.4%
       301,570 Allied Waste Industries, Inc. (b)...........    3,030,779
                                                            ------------

               FINANCIAL SERVICES--1.8%
       375,770 T. Rowe Price Group, Inc....................   14,185,317
                                                            ------------

               FOOD & BEVERAGES--2.5%
       630,712 Dean Foods Co. (b)..........................   19,867,428
                                                            ------------

               GAS & OIL--4.0%
       280,205 EOG Resources, Inc..........................   11,723,777
       240,960 Murphy Oil Corp.............................   12,674,496
       186,745 Smith International, Inc. (b)...............    6,861,011
                                                            ------------
                                                              31,259,284
                                                            ------------

                See accompanying notes to financial statements.

                                    MSF-162

METROPOLITAN SERIES FUND, INC.

 JANUS MID CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
      SHARES                                                    (NOTE 1)
      --------------------------------------------------------------------

              GAS & PIPELINE UTILITIES--2.6%
      371,780 Kinder Morgan, Inc............................. $ 20,317,777
                                                              ------------

              HEALTH CARE--PRODUCTS--6.9%
      336,920 Apogent Technologies, Inc. (b) (c).............    6,738,400
      154,815 C.R. Bard, Inc.................................   11,039,857
      212,510 Dentsply International, Inc....................    8,691,659
       97,475 INAMED Corp. (b)...............................    5,233,433
      332,470 St. Jude Medical, Inc. (b).....................   19,117,025
       43,405 Stryker Corp...................................    3,011,005
                                                              ------------
                                                                53,831,379
                                                              ------------

              HOME BUILDERS--1.1%
       21,550 NVR, Inc. (b)..................................    8,857,050
                                                              ------------

              HOTELS & RESTAURANTS--4.8%
      293,535 Darden Restaurants, Inc........................    5,571,294
      167,470 Mandalay Resort Group..........................    5,333,920
       98,005 Marriott International, Inc. (Class A).........    3,765,352
       68,695 Outback Steakhouse, Inc........................    2,679,105
      385,110 Starwood Hotels & Resorts Worldwide, Inc.
               (Class B).....................................   11,010,295
      321,050 Yum! Brands, Inc. (b)..........................    9,490,238
                                                              ------------
                                                                37,850,204
                                                              ------------

              HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.9%
      180,000 Ethan Allen Interiors, Inc. (c)................    6,328,800
        8,235 Harman International Industries, Inc. (c)......      651,718
                                                              ------------
                                                                 6,980,518
                                                              ------------

              INDUSTRIAL MACHINERY--0.4%
      106,400 The Stanley Works..............................    2,936,640
                                                              ------------

              INSURANCE--4.0%
      149,300 AFLAC, Inc.....................................    4,590,975
        2,649 Berkshire Hathaway, Inc. (Class B) (b).........    6,437,070
      238,450 MGIC Investment Corp...........................   11,121,308
      127,402 W.R. Berkley Corp. (c).........................    6,714,085
       35,160 XL Capital, Ltd................................    2,918,280
                                                              ------------
                                                                31,781,718
                                                              ------------

              INTERNET--2.7%
      215,435 Check Point Software Technologies, Ltd. (b) (c)    4,211,754
       49,450 eBay, Inc. (b).................................    5,151,701
      307,375 InterActiveCorp (b) (c)........................   12,162,829
                                                              ------------
                                                                21,526,284
                                                              ------------

              INVESTMENT BROKERAGE--0.7%
       79,150 Lehman Brothers Holdings, Inc..................    5,261,892
                                                              ------------

              LEISURE--3.0%
      198,160 International Game Technology (b)..............   20,277,713
       49,040 Polaris Industries, Inc. (c)...................    3,011,056
                                                              ------------
                                                                23,288,769
                                                              ------------

                                                               VALUE
        SHARES                                                (NOTE 1)
        ----------------------------------------------------------------

                MEDIA--6.3%
        157,655 Belo Corp. (Class A) (c)................... $  3,525,166
        100,000 Cablevision Systems Corp. (Class A) (b) (c)    2,076,000
        156,950 Cox Radio, Inc. (Class A) (b)..............    3,627,114
        281,655 EchoStar Communications Corp. (Class A) (b)    9,750,896
         90,620 Entercom Communications Corp. (b)..........    4,441,286
        292,115 Hispanic Broadcasting Corp. (b) (c)........    7,434,327
        122,780 The McClatchy Co...........................    7,074,584
        337,170 Westwood One, Inc. (b).....................   11,440,178
                                                            ------------
                                                              49,369,551
                                                            ------------

                RAILROADS & EQUIPMENT--0.5%
        169,850 Canadian Pacific Railway, Ltd..............    3,838,610
                                                            ------------

                RETAIL--2.4%
         47,375 Dollar Tree Stores, Inc. (b)...............    1,503,209
        287,970 Fred's, Inc. (c)...........................   10,706,724
         65,955 Pier 1 Imports, Inc........................    1,345,482
        304,900 Staples, Inc. (b)..........................    5,594,915
                                                            ------------
                                                              19,150,330
                                                            ------------

                SEMICONDUCTORS--7.5%
         83,445 Altera Corp. (b)...........................    1,368,498
        231,685 Emulex Corp. (b)...........................    5,275,468
         93,510 Integrated Circuit Systems, Inc. (b) (c)...    2,939,019
        221,795 KLA-Tencor Corp. (b) (c)...................   10,311,250
        327,960 Marvell Technology Group, Ltd. (b).........   11,271,985
        431,550 National Semiconductor Corp. (b)...........    8,510,166
        344,805 Novellus Systems, Inc. (b).................   12,627,104
        132,310 QLogic Corp. (b) (c).......................    6,394,542
                                                            ------------
                                                              58,698,032
                                                            ------------

                SOFTWARE--1.5%
        102,495 Adobe Systems, Inc.........................    3,287,015
        139,670 Certegy, Inc. (b)..........................    3,875,843
        210,590 Citrix Systems, Inc. (b)...................    4,287,612
                                                            ------------
                                                              11,450,470
                                                            ------------

                TELECOMMUNICATIONS--1.1%
        305,785 Amdocs, Ltd................................    7,338,840
        174,200 CIENA Corp. (b)............................      904,098
                                                            ------------
                                                               8,242,938
                                                            ------------

                TRANSPORTATION--2.3%
        193,795 C.H. Robinson Worldwide, Inc...............    6,891,350
        259,795 CNF, Inc...................................    6,593,597
        128,735 Expeditors International Washington, Inc...    4,459,381
                                                            ------------
                                                              17,944,328
                                                            ------------
                Total Common Stocks
                 (Identified Cost $683,907,410)............  744,243,391
                                                            ------------


                See accompanying notes to financial statements.

                                    MSF-163

METROPOLITAN SERIES FUND, INC.

 JANUS MID CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

SHORT TERM INVESTMENTS--5.2%



           FACE                                              VALUE
          AMOUNT                                            (NOTE 1)
        ---------------------------------------------------------------

                    COMMERCIAL PAPER--3.9%
        $31,000,000 General Electric Capital Corp.
                     1.320%, 07/01/03.................... $ 31,000,000
                                                          ------------

                    DISCOUNT NOTES--1.3%
         10,000,000 Federal National Mortgage Association
                     0.950%, 07/01/03....................   10,000,000
                                                          ------------
                    Total Short Term Investments
                     (Identified Cost $41,000,000).......   41,000,000
                                                          ------------
                    Total Investments--100.1%
                     (Identified Cost $724,907,410) (a)..  785,243,391
                    Other assets less liabilities........     (510,903)
                                                          ------------
                    TOTAL NET ASSETS--100%............... $784,732,488
                                                          ============

                See accompanying notes to financial statements.

                                    MSF-164

METROPOLITAN SERIES FUND, INC.

 JANUS MID CAP PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value..................             $   785,243,391
       Cash..................................                      62,330
       Collateral for securities loaned......                  39,279,208
       Receivable for:
        Securities sold......................                     313,590
        Fund shares sold.....................                     262,902
        Dividends and interest...............                     178,529
                                                          ---------------
         Total Assets........................                 825,339,950
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $   259,317
        Securities purchased.................     487,889
        Withholding taxes....................       2,396
        Return of collateral for securities
         loaned..............................  39,279,208
       Accrued expenses:
        Management fees......................     444,507
        Service and distribution fees........       2,927
        Other expenses.......................     131,218
                                              -----------
         Total Liabilities...................                  40,607,462
                                                          ---------------
     NET ASSETS..............................             $   784,732,488
                                                          ===============
       Net assets consist of:
        Capital paid in......................             $ 1,766,029,830
        Undistributed net investment income
         (loss)..............................                    (894,855)
        Accumulated net realized gains
         (losses)............................              (1,040,738,338)
        Unrealized appreciation
         (depreciation) on investments.......                  60,335,851
                                                          ---------------
     NET ASSETS..............................             $   784,732,488
                                                          ===============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price
      per share ($767,252,808 divided by
      63,893,101 shares outstanding).........             $         12.01
                                                          ===============
     CLASS B
     Net asset value and redemption price
      per share ($10,437,817 divided by
      882,305 shares outstanding)............             $         11.83
                                                          ===============
     CLASS E
     Net asset value and redemption price
      per share ($7,041,863 divided by
      590,965 shares outstanding)............             $         11.92
                                                          ===============
     Identified cost of investments..........             $   724,907,410
                                                          ===============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $ 1,509,261 (a)
      Interest................................                   254,750 (b)
                                                             ------------
                                                                1,764,011
    EXPENSES
      Management fees......................... $  2,441,696
      Service and distribution fees--Class B..       11,467
      Service and distribution fees--Class E..        3,710
      Directors' fees and expenses............       11,321
      Custodian...............................      100,367
      Audit and tax services..................       11,150
      Legal...................................       21,057
      Printing................................      113,644
      Insurance...............................       10,235
      Miscellaneous...........................        1,096
                                               ------------
      Total expenses before reductions........    2,725,743
      Expense reductions......................      (66,877)    2,658,866
                                               ------------  ------------
    NET INVESTMENT INCOME (LOSS)..............                   (894,855)
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (26,411,786)
      Foreign currency transactions--net......        1,188   (26,410,598)
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  131,608,780
      Foreign currency transactions--net......         (130)  131,608,650
                                               ------------  ------------
    Net gain (loss)...........................                105,198,052
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $104,303,197
                                                             ============

(a)Net of foreign taxes of $4,628.
(b)Includes income on securities loaned of $32,607.


                See accompanying notes to financial statements.

                                    MSF-165

METROPOLITAN SERIES FUND, INC.

 JANUS MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)




                                                                      SIX MONTHS
                                                                        ENDED        YEAR ENDED
                                                                       JUNE 30,     DECEMBER 31,
                                                                         2003           2002
                                                                     ------------  --------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (894,855) $   (2,286,764)
  Net realized gain (loss)..........................................  (26,410,598)   (371,659,255)
  Unrealized appreciation (depreciation)............................  131,608,650      66,018,314
                                                                     ------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  104,303,197    (307,927,705)
                                                                     ------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (13,433,429)    (77,830,766)
                                                                     ------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   90,869,768    (385,758,471)

NET ASSETS
  Beginning of the period...........................................  693,862,720   1,079,621,191
                                                                     ------------  --------------
  End of the period................................................. $784,732,488  $  693,862,720
                                                                     ============  ==============

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period................................................. $   (894,855) $            0
                                                                     ============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003            DECEMBER 31, 2002
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................  2,285,625  $ 24,799,911   12,096,571  $ 148,842,005
  Redemptions................................................. (3,851,192)  (40,940,789) (19,418,704)  (231,245,189)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease)..................................... (1,565,567) $(16,140,878)  (7,322,133) $ (82,403,184)
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................    172,556  $  1,882,762      777,219  $   8,946,324
  Redemptions.................................................   (170,588)   (1,808,495)    (747,533)    (8,244,400)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................      1,968  $     74,267       29,686  $     701,924
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................    303,037  $  3,273,911      413,285  $   4,622,536
  Redemptions.................................................    (60,918)     (640,729)     (66,376)      (752,042)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................    242,119  $  2,633,182      346,909  $   3,870,494
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions. (1,321,480) $(13,433,429)  (6,945,538) $ (77,830,766)
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-166

METROPOLITAN SERIES FUND, INC.

 JANUS MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)




                                                                                                CLASS A
                                                                 -----------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                      YEAR ENDED DECEMBER 31,
                                                                   JUNE 30,    ---------------------------------------------
                                                                     2003        2002       2001        2000        1999
                                                                 ----------    --------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD............................  $  10.41     $  14.66  $    23.38  $    36.54  $    17.44
                                                                  --------     --------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..................................     (0.01)       (0.03)      (0.03)      (0.10)      (0.05)
  Net Realized and Unrealized Gain (Loss) on Investments........      1.61        (4.22)      (8.69)     (10.66)      21.14
                                                                  --------     --------  ----------  ----------  ----------
  Total From Investment Operations..............................      1.60        (4.25)      (8.72)     (10.76)      21.09
                                                                  --------     --------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions From Net Realized Capital Gains.................      0.00         0.00        0.00       (2.40)      (1.99)
                                                                  --------     --------  ----------  ----------  ----------
  Total Distributions...........................................      0.00         0.00        0.00       (2.40)      (1.99)
                                                                  --------     --------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD..................................  $  12.01     $  10.41  $    14.66  $    23.38  $    36.54
                                                                  ========     ========  ==========  ==========  ==========
TOTAL RETURN (%)................................................      15.4 (b)    (29.0)      (37.3)      (31.3)      122.9
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................      0.77 (c)     0.75        0.74        0.70        0.71
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................      0.75 (c)       --          --          --          --
Ratio of net investment income (loss) to average net assets (%).     (0.25)(c)    (0.27)      (0.17)      (0.33)      (0.41)
Portfolio turnover rate (%).....................................        43 (c)       78         105         118         103
Net assets, end of period (000).................................  $767,253     $681,221  $1,067,259  $1,783,379  $1,931,797

                                                                 ---------


                                                                 ---------
                                                                   1998
                                                                 --------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $  12.77
                                                                 --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..................................    (0.02)
  Net Realized and Unrealized Gain (Loss) on Investments........     4.77
                                                                 --------
  Total From Investment Operations..............................     4.75
                                                                 --------
LESS DISTRIBUTIONS
  Distributions From Net Realized Capital Gains.................    (0.08)
                                                                 --------
  Total Distributions...........................................    (0.08)
                                                                 --------
NET ASSET VALUE, END OF PERIOD.................................. $  17.44
                                                                 ========
TOTAL RETURN (%)................................................     37.2
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................     0.81
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................       --
Ratio of net investment income (loss) to average net assets (%).    (0.22)
Portfolio turnover rate (%).....................................      107
Net assets, end of period (000)................................. $371,504

                                                                   CLASS B                                    CLASS E
                                                 ----------------------------------------     -------------------------
                                                 SIX MONTHS                JANUARY 2, 2001(A) SIX MONTHS
                                                   ENDED       YEAR ENDED       THROUGH         ENDED       YEAR ENDED
                                                  JUNE 30,    DECEMBER 31,    DECEMBER 31,     JUNE 30,    DECEMBER 31,
                                                    2003          2002            2001           2003          2002
                                                 ----------   ------------ ------------------ ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $ 10.27        $14.50         $ 21.47         $10.33        $14.58
                                                  -------        ------         -------         ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..................    (0.03)        (0.06)          (0.04)         (0.02)        (0.01)
  Net Realized and Unrealized Gain (Loss) on
   Investments..................................     1.59         (4.17)          (6.93)          1.61         (4.24)
                                                  -------        ------         -------         ------        ------
  Total From Investment Operations..............     1.56         (4.23)          (6.97)          1.59         (4.25)
                                                  -------        ------         -------         ------        ------
LESS DISTRIBUTIONS
  Distributions From Net Realized Capital
   Gains........................................     0.00          0.00            0.00           0.00          0.00
                                                  -------        ------         -------         ------        ------
  Total Distributions...........................     0.00          0.00            0.00           0.00          0.00
                                                  -------        ------         -------         ------        ------
NET ASSET VALUE, END OF PERIOD..................  $ 11.83        $10.27         $ 14.50         $11.92        $10.33
                                                  =======        ======         =======         ======        ======
TOTAL RETURN (%)................................     15.2 (b)     (29.2)          (32.5)(b)       15.4 (b)     (29.2)
Ratio of operating expenses to average
 net assets before expense reductions (%).......     1.02 (c)      1.00            0.99 (c)       0.92 (c)      0.90
Ratio of operating expenses to average
 net assets after expense reductions (%) (d)....     1.00 (c)        --              --           0.90 (c)        --
Ratio of net investment income (loss) to average
 net assets (%).................................    (0.50)(c)     (0.52)          (0.40)(c)      (0.40)(c)     (0.34)
Portfolio turnover rate (%).....................       43 (c)        78             105 (c)         43 (c)        78
Net assets, end of period (000).................  $10,438        $9,037         $12,334         $7,042        $3,605

                                                 -----------
                                                 MAY 1, 2001(A)
                                                    THROUGH
                                                  DECEMBER 31,
                                                      2001
                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............     $19.02
                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..................       0.00
  Net Realized and Unrealized Gain (Loss) on
   Investments..................................      (4.44)
                                                     ------
  Total From Investment Operations..............      (4.44)
                                                     ------
LESS DISTRIBUTIONS
  Distributions From Net Realized Capital
   Gains........................................       0.00
                                                     ------
  Total Distributions...........................       0.00
                                                     ------
NET ASSET VALUE, END OF PERIOD..................     $14.58
                                                     ======
TOTAL RETURN (%)................................      (23.3)(b)
Ratio of operating expenses to average
 net assets before expense reductions (%).......       0.89 (c)
Ratio of operating expenses to average
 net assets after expense reductions (%) (d)....         --
Ratio of net investment income (loss) to average
 net assets (%).................................      (0.22)(c)
Portfolio turnover rate (%).....................        105 (c)
Net assets, end of period (000).................     $   28

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-167

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--98.5% OF TOTAL NET ASSETS


                                                             VALUE
          SHARES                                            (NOTE 1)
          -----------------------------------------------------------

                 ADVERTISING--0.3%
          11,818 Catalina Marketing Corp. (b)............. $  208,588
          19,514 Harte-Hanks, Inc.........................    370,766
                                                           ----------
                                                              579,354
                                                           ----------

                 AEROSPACE & DEFENSE--0.6%
          21,133 L-3 Communications Holdings, Inc. (b) (c)    919,074
           2,308 Sequa Corp. (b) (c)......................     79,165
          17,566 Titan Corp. (b)..........................    180,754
                                                           ----------
                                                            1,178,993
                                                           ----------

                 AIRLINES--0.1%
           5,886 Alaska Air Group, Inc. (b) (c)...........    126,255
                                                           ----------

                 APPAREL & TEXTILES--1.3%
          20,093 Coach, Inc. (b)..........................    999,426
          14,593 Mohawk Industries, Inc. (b)..............    810,349
           7,936 The Timberland Co. (Class A) (b).........    419,497
          11,910 Unifi, Inc. (b)..........................     73,842
                                                           ----------
                                                            2,303,114
                                                           ----------

                 AUTO PARTS--1.1%
          15,149 ArvinMeritor, Inc........................    305,707
           4,252 Bandag, Inc. (b) (c).....................    158,472
           5,911 BorgWarner, Inc..........................    380,668
          14,586 Lear Corp. (b)...........................    671,248
           7,469 Modine Manufacturing Co..................    144,674
           5,901 Superior Industries International, Inc...    246,072
                                                           ----------
                                                            1,906,841
                                                           ----------

                 BANKS--9.4%
          16,364 Associated Banc-Corp.....................    603,504
          18,217 Astoria Financial Corp...................    508,801
          13,354 Bank Hawaii Corp.........................    442,685
          35,974 Banknorth Group, Inc.....................    918,057
          10,724 City National Corp.......................    477,862
          15,289 Commerce Bancorp, Inc. (c)...............    567,222
          28,074 Compass Bancshares, Inc..................    980,625
          15,174 First Virginia Banks, Inc................    654,303
          18,685 FirstMerit Corp..........................    427,139
          11,486 Greater Bay Bancorp (c)..................    234,544
          20,614 Greenpoint Financial Corp................  1,050,077
          34,729 Hibernia Corp............................    630,679
          12,159 Independence Community Bank Corp.........    343,127
          14,386 Investors Financial Services Corp. (c)...    417,338
          26,379 M&T Bank Corp............................  2,221,639
          15,248 Mercantile Bankshares Corp...............    600,466
          45,265 National Commerce Financial Corp.........  1,004,430
          31,049 New York Community Bancorp, Inc..........    903,215
          10,788 Provident Financial Group, Inc. (c)......    276,496
          17,056 Roslyn Bancorp, Inc. (c).................    366,533
           8,583 Silicon Valley Bancshares (b) (c)........    204,361
          57,775 Sovereign Bancorp, Inc. (c)..............    904,179
          16,042 TCF Financial Corp.......................    639,113
          27,401 The Colonial Bancgroup, Inc..............    380,052

                                                                   VALUE
   SHARES                                                         (NOTE 1)
   -------------------------------------------------------------------------

          BANKS--(CONTINUED)
   10,089 Webster Financial Corp................................ $   381,364
    7,307 Westamerica Bancorp...................................     314,786
   14,536 Wilmington Trust Corp.................................     426,632
                                                                 -----------
                                                                  16,879,229
                                                                 -----------

          BIOTECHNOLOGY--1.6%
   10,024 Charles River Laboratories International, Inc. (b) (c)     322,572
   34,307 IDEC Pharmaceuticals Corp. (b)........................   1,166,438
   65,732 Millennium Pharmaceuticals, Inc. (b)..................   1,033,965
   20,650 Protein Design Labs, Inc. (b).........................     288,687
                                                                 -----------
                                                                   2,811,662
                                                                 -----------

          BUILDING & CONSTRUCTION--0.6%
   10,590 Dycom Industries, Inc. (b)............................     172,617
    9,190 Granite Construction, Inc. (c)........................     176,081
   12,241 Jacobs Engineering Group, Inc. (b)....................     515,958
    8,773 York International Corp...............................     205,288
                                                                 -----------
                                                                   1,069,944
                                                                 -----------

          BUSINESS SERVICES--3.6%
    5,588 Banta Corp............................................     180,884
   10,306 Career Education Corp. (b)............................     705,137
   19,212 ChoicePoint, Inc. (b).................................     663,198
    9,690 Corinthian Colleges, Inc. (b).........................     470,643
   15,476 DeVry, Inc. (b).......................................     360,436
    7,892 Education Management Corp. (b)........................     419,697
   21,096 First Health Group Corp. (b)..........................     582,250
   17,645 Gartner, Inc. (Class B) (b)...........................     132,338
    7,874 Kelly Services, Inc...................................     184,645
    8,304 Korn/Ferry International, Inc. (b) (c)................      67,262
   17,115 Manpower, Inc.........................................     634,795
   22,451 MPS Group, Inc. (b)...................................     154,463
    9,353 Plexus Corp. (b) (c)..................................     107,840
   25,702 Quanta Services, Inc. (b) (c).........................     182,484
    9,973 Rollins, Inc. (c).....................................     187,991
   13,619 Sotheby's Holdings, Inc. (Class A) (b)................     101,325
    9,065 Sylvan Learning Systems, Inc. (b) (c).................     207,045
   12,002 The Brink's Co........................................     174,869
   17,071 United Rentals, Inc. (b)..............................     237,116
   11,507 Valassis Communications, Inc. (b).....................     295,960
   19,560 Viad Corp.............................................     437,948
                                                                 -----------
                                                                   6,488,326
                                                                 -----------

          CHEMICALS--2.4%
   15,928 Airgas, Inc. (b)......................................     266,794
    9,114 Albemarle Corp........................................     254,918
   13,656 Cabot Corp............................................     391,927
    5,392 Cabot Microelectronics Corp. (b) (c)..................     272,134
   25,299 Crompton Corp.........................................     178,358
    8,517 Cytec Industries, Inc. (b)............................     287,875
    9,005 Ferro Corp............................................     202,883
    7,786 FMC Corp. (b).........................................     176,197
   25,472 IMC Global, Inc.......................................     170,917
   11,391 Lubrizol Corp.........................................     353,007

                See accompanying notes to financial statements.

                                    MSF-168

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
       SHARES                                                   (NOTE 1)
       ------------------------------------------------------------------

              CHEMICALS--(CONTINUED)
       35,685 Lyondell Chemical Co............................ $  482,818
        4,444 Minerals Technologies, Inc......................    216,245
       12,847 Olin Corp. (c)..................................    219,684
       25,572 RPM International, Inc..........................    351,615
       11,167 Valspar Corp....................................    471,471
                                                               ----------
                                                                4,296,843
                                                               ----------

              COAL--0.4%
       11,600 Arch Coal, Inc..................................    266,568
       11,609 Peabody Energy Corp.............................    389,946
                                                               ----------
                                                                  656,514
                                                               ----------

              COMPUTERS & BUSINESS EQUIPMENT--5.3%
       29,391 Affiliated Computer Services, Inc. (Class A) (b)  1,344,051
       59,090 Cadence Design Systems, Inc. (b)................    712,625
       32,763 Ceridian Corp. (b)..............................    555,988
       15,981 Diebold, Inc....................................    691,178
       26,267 DST Systems, Inc. (b)...........................    998,146
       16,097 Herman Miller, Inc..............................    325,320
       12,867 HON Industries, Inc.............................    392,444
        7,885 Imation Corp. (b)...............................    298,211
        8,707 InFocus Corp. (b)...............................     41,097
       19,439 Jack Henry & Associates, Inc....................    345,820
       25,326 McDATA Corp. (Class A) (b) (c)..................    371,532
       14,911 Mentor Graphics Corp. (b).......................    215,911
       38,205 Quantum Corp. (b)...............................    154,730
       15,344 SanDisk Corp. (b) (c)...........................    619,130
       24,070 Storage Technology Corp. (b)....................    619,562
       16,552 Synopsys, Inc. (b)..............................  1,023,741
       26,508 The BISYS Group, Inc. (b).......................    486,952
       14,799 The Reynolds & Reynolds Co. (Class A)...........    422,660
                                                               ----------
                                                                9,619,098
                                                               ----------

              CONGLOMERATES--1.8%
        6,780 Carlisle Cos., Inc..............................    285,845
        9,616 Donaldson Co., Inc..............................    427,431
       10,614 Federal Signal Corp. (c)........................    186,488
        8,973 Harsco Corp.....................................    323,476
        7,930 Lancaster Colony Corp...........................    306,574
       10,918 Pentair, Inc....................................    426,457
       17,267 SPX Corp. (b)...................................    760,784
        8,734 Teleflex, Inc...................................    371,632
       10,170 Trinity Industries, Inc. (c) (c)................    188,247
                                                               ----------
                                                                3,276,934
                                                               ----------

              CONSTRUCTION MATERIALS--0.2%
       10,818 Martin Marietta Materials, Inc..................    363,593
                                                               ----------

              CONTAINERS & GLASS--0.5%
       23,155 Packaging Corp. of America (b)..................    426,746
       21,389 Sonoco Products Co..............................    513,764
                                                               ----------
                                                                  940,510
                                                               ----------

                                                               VALUE
        SHARES                                                (NOTE 1)
        ----------------------------------------------------------------

               DISTRIBUTION/WHOLESALE--1.0%
        18,529 CDW Corp. (b)................................ $   848,628
        16,786 Fastenal Co. (c).............................     569,717
        12,534 Tech Data Corp. (b)..........................     334,783
                                                             -----------
                                                               1,753,128
                                                             -----------

               DRUGS & HEALTH CARE--8.8%
        19,933 AdvancePCS (b)...............................     762,039
        12,177 Apria Healthcare Group, Inc. (b).............     302,964
        14,664 Barr Laboratories, Inc. (b)..................     960,492
        21,735 Community Health Systems, Inc. (b) (c).......     419,268
        13,595 Covance, Inc. (b)............................     246,070
        13,050 Coventry Health Care, Inc. (b)...............     602,388
        17,272 Express Scripts, Inc. (Class A) (b)..........   1,180,023
        44,254 Gilead Sciences, Inc. (b)....................   2,459,637
        25,621 Health Net, Inc. (b).........................     844,212
        18,559 ICN Pharmaceuticals, Inc.....................     311,049
        43,129 IVAX Corp. (b) (c)...........................     769,853
         8,760 LifePoint Hospitals, Inc. (b) (c)............     183,434
        23,169 Lincare Holdings, Inc. (b)...................     730,055
        40,659 Mylan Laboratories, Inc......................   1,413,713
        22,192 Omnicare, Inc................................     749,868
        18,432 Oxford Health Plans, Inc. (b)................     774,697
         8,197 PacifiCare Health Systems, Inc. (b) (c)......     404,358
        15,359 Perrigo Co...................................     240,215
         7,364 Pharmaceutical Resources, Inc. (b)...........     358,332
        18,662 Sepracor, Inc. (b) (c).......................     336,476
        26,051 SICOR, Inc. (b)..............................     529,877
        16,591 Triad Hospitals, Inc. (b)....................     411,789
        12,941 Universal Health Services, Inc. (Class B) (b)     512,722
        16,969 Vertex Pharmaceuticals, Inc. (b).............     247,747
                                                             -----------
                                                              15,751,278
                                                             -----------

               ELECTRIC UTILITIES--5.1%
        19,053 ALLETE, Inc..................................     505,857
        20,525 Alliant Energy Corp. (c).....................     390,591
         7,093 Black Hills Corp.............................     217,755
        27,985 DPL, Inc.....................................     446,081
        16,549 DQE, Inc. (c)................................     249,393
        32,190 Energy East Corp.............................     668,264
        15,306 Great Plains Energy, Inc. (c)................     442,037
         8,214 Hawaiian Electric Industries, Inc. (c).......     376,612
         8,450 Idacorp, Inc. (c)............................     221,813
        16,422 MDU Resources Group, Inc.....................     549,973
        29,447 Northeast Utilities..........................     492,943
        11,732 NSTAR (c)....................................     534,393
        17,525 OGE Energy Corp. (c).........................     374,509
        37,705 Pepco Holdings, Inc..........................     722,428
         8,654 PNM Resources, Inc...........................     231,494
        20,759 Puget Energy, Inc............................     495,517
        24,520 SCANA Corp...................................     840,546
        25,913 Sierra Pacific Resources (b) (c).............     153,923
        15,916 Westar Energy, Inc...........................     258,317
        25,720 Wisconsin Energy Corp........................     745,880
         7,127 WPS Resources Corp. (c)......................     286,505
                                                             -----------
                                                               9,204,831
                                                             -----------

                See accompanying notes to financial statements.

                                    MSF-169

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
           SHARES                                           (NOTE 1)
           ----------------------------------------------------------

                  ELECTRICAL EQUIPMENT--0.7%
            7,283 AMETEK, Inc............................. $  266,922
           18,555 Energizer Holdings, Inc. (b)............    582,627
           13,118 Hubbell, Inc............................    434,206
                                                           ----------
                                                            1,283,755
                                                           ----------

                  ELECTRONICS--1.2%
           22,304 Arrow Electronics, Inc. (b).............    339,913
           26,436 Avnet, Inc. (b).........................    335,208
           16,818 Gentex Corp. (b)........................    514,799
           19,102 Kemet Corp. (b) (c).....................    192,930
            7,495 Varian, Inc. (b)........................    259,852
           35,328 Vishay Intertechnology, Inc. (b)........    466,330
                                                           ----------
                                                            2,109,032
                                                           ----------

                  ENVIRONMENTAL CONTROL--0.6%
           35,466 Republic Services, Inc. (Class A) (b)...    804,014
            9,015 Stericycle, Inc. (b)....................    346,897
                                                           ----------
                                                            1,150,911
                                                           ----------

                  FINANCIAL SERVICES--1.2%
           34,573 AmeriCredit Corp. (b) (c)...............    295,599
           15,324 Eaton Vance Corp........................    484,238
           12,216 IndyMac Bancorp, Inc....................    310,531
           15,547 Neuberger Berman, Inc...................    620,481
           18,179 Waddell & Reed Financial, Inc. (Class A)    466,655
                                                           ----------
                                                            2,177,504
                                                           ----------
                  FOOD & BEVERAGES--3.4%
           20,874 Constellation Brands, Inc. (Class A) (b)    655,444
           29,855 Dean Foods Co. (b)......................    940,433
           30,622 Hormel Foods Corp.......................    725,741
            9,911 Interstate Bakeries Corp. (c)...........    125,870
           31,847 PepsiAmericas, Inc......................    399,998
           10,256 Ruddick Corp............................    161,224
           10,424 Sensient Technologies Corp..............    239,648
           24,211 Smithfield Foods, Inc. (b)..............    554,916
           11,010 The J. M. Smucker Co. (c)...............    439,189
           11,515 Tootsie Roll Industries, Inc............    351,092
           77,597 Tyson Foods, Inc. (Class A).............    824,080
           13,151 Whole Foods Market, Inc. (b)............    625,067
                                                           ----------
                                                            6,042,702
                                                           ----------

                  FOREST PRODUCTS & PAPER--0.7%
           12,251 Bowater, Inc............................    458,800
            9,669 Glatfelter..............................    142,617
           11,299 Longview Fibre Co.......................     92,652
            6,336 Potlatch Corp. (c)......................    163,152
            9,233 Rayonier, Inc...........................    304,689
           11,404 Wausau-Mosinee Paper Corp...............    127,725
                                                           ----------
                                                            1,289,635
                                                           ----------

                  GAS & OIL--6.5%
           12,098 Cooper Cameron Corp. (b)................    609,497
           33,061 ENSCO International, Inc................    889,341

                                                          VALUE
             SHARES                                      (NOTE 1)
             ------------------------------------------------------

                    GAS & OIL--(CONTINUED)
             14,585 FMC Technologies, Inc. (b)......... $   307,014
             10,657 Forest Oil Corp. (b)...............     267,704
             26,858 Grant Prideco, Inc. (b)............     315,581
             14,748 Hanover Compressor Co. (b) (c).....     166,652
             11,068 Helmerich & Payne, Inc.............     323,186
             20,306 Murphy Oil Corp....................   1,068,096
             18,635 National-Oilwell, Inc. (b).........     409,970
             12,696 Noble Energy, Inc..................     479,909
             17,771 Patterson-UTI Energy, Inc. (b).....     575,780
             26,027 Pioneer Natural Resources Co. (b)..     679,305
             13,680 Pogo Producing Co..................     584,820
             29,689 Pride International, Inc. (b)......     558,747
             22,559 Smith International, Inc. (b)......     828,818
             13,402 Tidewater, Inc.....................     393,617
             25,276 Valero Energy Corp.................     918,277
             21,520 Varco International, Inc. (b)......     421,792
             26,722 Weatherford International, Ltd. (b)   1,119,652
             40,584 XTO Energy, Inc....................     816,144
                                                        -----------
                                                         11,733,902
                                                        -----------

                    GAS & PIPELINE UTILITIES--1.9%
             14,013 AGL Resources, Inc.................     356,491
             43,002 Aquila, Inc. (c)...................     110,945
             13,815 Equitable Resources, Inc...........     562,823
             17,873 National Fuel Gas Co...............     465,592
             16,552 Oneok, Inc. (c)....................     324,916
             18,285 Questar Corp.......................     611,999
             15,060 Vectren Corp.......................     377,253
              7,337 Western Gas Resources, Inc. (c)....     290,545
             10,748 WGL Holdings, Inc. (c).............     286,971
                                                        -----------
                                                          3,387,535
                                                        -----------

                    HEALTH CARE--PRODUCTS--3.2%
             21,956 Apogent Technologies, Inc. (b).....     439,120
             13,490 Beckman Coulter, Inc...............     548,234
             24,802 Cytyc Corp. (b)....................     260,917
             17,400 Dentsply International, Inc........     711,660
             13,482 Edwards Lifesciences Corp. (b).....     433,312
              9,777 Henry Schein, Inc. (b).............     511,728
             13,667 Hillenbrand Industries, Inc........     689,500
             15,046 Patterson Dental Co. (b) (c).......     682,788
             15,380 Steris Corp. (b)...................     355,124
             15,104 Varian Medical Systems, Inc. (b)...     869,537
             11,361 VISX, Inc. (b).....................     197,113
                                                        -----------
                                                          5,699,033
                                                        -----------

                    HOME BUILDERS--1.6%
             30,133 Clayton Homes, Inc.................     378,169
             32,502 D.R. Horton, Inc...................     913,306
             15,613 Lennar Corp. (c)...................   1,116,330
             15,457 Toll Brothers, Inc. (b)............     437,588
                                                        -----------
                                                          2,845,393
                                                        -----------

                See accompanying notes to financial statements.

                                    MSF-170

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
        ---------------------------------------------------------------

               HOTELS & RESTAURANTS--2.8%
        12,272 Applebee's International, Inc................ $  385,709
         7,753 Bob Evans Farms, Inc.........................    214,216
        21,481 Brinker International, Inc. (b)..............    773,746
        10,933 CBRL Group, Inc..............................    424,856
        20,802 Extended Stay America, Inc. (b)..............    280,619
        12,841 Krispy Kreme Doughnuts, Inc. (b) (c).........    528,792
        13,128 Mandalay Resort Group........................    418,127
        16,710 Outback Steakhouse, Inc......................    651,690
        66,619 Park Place Entertainment Corp. (b)...........    605,567
        14,159 Ruby Tuesday, Inc............................    350,152
        11,334 The Cheesecake Factory, Inc. (b) (c).........    406,777
                                                             ----------
                                                              5,040,251
                                                             ----------

               HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.3%
        12,312 Furniture Brands International, Inc. (b).....    321,343
         7,829 Kennametal, Inc..............................    264,934
                                                             ----------
                                                                586,277
                                                             ----------

               HOUSEHOLD PRODUCTS--0.5%
        10,196 Blyth, Inc. (b)..............................    277,331
         8,870 Church & Dwight, Inc.........................    290,315
        21,113 The Dial Corp................................    410,648
                                                             ----------
                                                                978,294
                                                             ----------

               INDUSTRIAL MACHINERY--0.5%
        16,638 AGCO Corp. (b)...............................    284,177
        12,218 Flowserve Corp. (b)..........................    240,328
         7,459 Nordson Corp.................................    177,897
         4,088 Tecumseh Products Co. (Class A)..............    156,612
                                                             ----------
                                                                859,014
                                                             ----------

               INSURANCE--5.4%
        11,764 Allmerica Financial Corp. (b)................    211,634
        15,393 American Financial Group, Inc................    350,960
         8,645 AmerUs Group Co. (c).........................    243,703
        19,925 Arthur J. Gallagher & Co.....................    541,960
        15,062 Brown & Brown, Inc...........................    489,515
        12,252 Everest Re Group, Ltd........................    937,278
        29,855 Fidelity National Financial, Inc.............    918,340
        16,864 First American Corp..........................    444,366
        13,893 HCC Insurance Holdings, Inc..................    410,816
         9,446 Horace Mann Educators Corp...................    152,364
        13,191 Leucadia National Corp.......................    489,650
        10,389 Mony Group, Inc. (c).........................    279,984
        13,460 Ohio Casualty Corp. (b) (c)..................    177,403
        26,686 Old Republic International Corp..............    914,529
        15,240 Protective Life Corp.........................    407,670
        20,649 Radian Group, Inc............................    756,786
         6,431 Stancorp Financial Group, Inc................    335,827
        19,674 The PMI Group, Inc...........................    528,050
        14,940 Unitrin, Inc.................................    405,173
        12,239 W.R. Berkley Corp............................    644,995
                                                             ----------
                                                              9,641,003
                                                             ----------

                                                                VALUE
       SHARES                                                  (NOTE 1)
       -----------------------------------------------------------------

              INTERNET--1.1%
       10,149 Avocent Corp. (b).............................. $  303,760
       17,528 Checkfree Corp. (b) (c)........................    487,979
       10,984 Internet Security Systems, Inc. (b)............    159,158
       13,672 Macromedia, Inc. (b)...........................    287,659
       34,606 Network Associates, Inc. (b)...................    438,804
       14,095 Overture Services, Inc. (b) (c)................    255,542
       12,841 RSA Security, Inc. (b) (c).....................    138,041
                                                              ----------
                                                               2,070,943
                                                              ----------

              INVESTMENT BROKERAGE--1.5%
       17,734 A.G. Edwards, Inc..............................    606,503
       79,140 E*TRADE Group, Inc. (b)........................    672,690
       10,446 Investment Technology Group, Inc. (b) (c)......    194,296
       13,174 LaBranche & Co., Inc. (c)......................    272,570
       14,331 Legg Mason, Inc................................    930,798
                                                              ----------
                                                               2,676,857
                                                              ----------

              INVESTMENT TRUSTS--0.3%
        5,909 MidCap SPDR Trust Series 1.....................    518,338
                                                              ----------

              IRON & STEEL--0.1%
       24,000 AK Steel Holding Corp. (b).....................     86,880
        4,944 Carpenter Technology Corp......................     77,126
                                                              ----------
                                                                 164,006
                                                              ----------

              LEISURE--0.8%
       16,708 Callaway Golf Co...............................    220,880
       12,543 GTECH Holdings Corp. (b).......................    472,244
       11,766 International Speedway Corp. (Class A).........    464,875
       10,741 Macrovision Corp. (b)..........................    213,961
       20,489 Six Flags, Inc. (b) (c)........................    138,915
                                                              ----------
                                                               1,510,875
                                                              ----------

              MEDIA--3.1%
       25,012 Belo Corp. (Class A)...........................    559,268
       11,982 Emmis Communications Corp. (Class A) (b) (c)...    274,987
       11,344 Entercom Communications Corp. (b)..............    555,969
       24,086 Hispanic Broadcasting Corp. (b)................    612,989
        9,828 Lee Enterprises, Inc...........................    368,845
        5,171 Media General, Inc. (Class A)..................    295,781
        8,677 Scholastic Corp. (b) (c).......................    258,401
       21,698 The Reader's Digest Association, Inc. (Class A)    292,489
        2,108 The Washington Post Co. (Class B)..............  1,544,953
       22,690 Westwood One, Inc. (b).........................    769,872
                                                              ----------
                                                               5,533,554
                                                              ----------

              METALS--0.2%
       11,669 Precision Castparts Corp.......................    362,906
                                                              ----------

              REAL ESTATE INVESTMENT TRUST--1.6%
       17,910 AMB Property Corp..............................    504,525
       13,843 Hospitality Properties Trust...................    432,594
       17,341 Liberty Property Trust.........................    599,999
       12,759 Mack-Cali Realty Corp..........................    464,172

                See accompanying notes to financial statements.

                                    MSF-171

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)



                                                                 VALUE
       SHARES                                                   (NOTE 1)
       ------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUST--(CONTINUED)
        21,470 New Plan Excel Realty Trust.................... $  458,384
        24,848 United Dominion Realty Trust, Inc..............    427,883
                                                               ----------
                                                                2,887,557
                                                               ----------

               RETAIL--4.8%
        15,619 99 Cents Only Stores (b) (c)...................    536,044
        21,630 Abercrombie & Fitch Co. (Class A) (b)..........    614,508
        15,722 American Eagle Outfitters, Inc. (b)............    288,342
        14,369 Barnes & Noble, Inc. (b).......................    331,205
        15,329 BJ's Wholesale Club, Inc. (b) (c)..............    230,855
        17,103 Borders Group, Inc. (b)........................    301,184
        22,843 CarMax, Inc. (b) (c)...........................    688,716
        18,970 Chico's FAS, Inc. (b) (c)......................    399,319
        10,804 Claire's Stores, Inc...........................    273,989
        20,230 Copart, Inc. (b)...............................    191,174
        25,300 Dollar Tree Stores, Inc. (b)...................    802,769
         8,253 Longs Drug Stores Corp. (c)....................    137,000
        14,754 Michaels Stores, Inc. (b)......................    561,537
        10,514 Neiman Marcus Group, Inc. (Class A) (b)........    384,812
        15,037 Payless ShoeSource, Inc. (b)...................    187,963
        31,148 PETsMART, Inc. (b).............................    519,237
        19,862 Pier 1 Imports, Inc............................    405,185
        17,059 Ross Stores, Inc...............................    729,102
        31,594 Saks, Inc. (b).................................    306,462
        25,467 Williams-Sonoma, Inc. (b)......................    743,636
                                                               ----------
                                                                8,633,039
                                                               ----------

               SEMICONDUCTORS--3.3%
       103,702 Atmel Corp. (b)................................    262,366
        13,960 Credence Systems Corp. (b).....................    118,241
        16,214 Cree, Inc. (b) (c).............................    263,964
        27,872 Cypress Semiconductor Corp. (b) (c)............    334,464
        25,934 Fairchild Semiconductor International, Inc. (b)    331,696
        15,408 Integrated Circuit Systems, Inc. (b)...........    484,273
        22,915 Integrated Device Technology, Inc. (b).........    253,211
        14,195 International Rectifier Corp. (b)..............    380,710
        30,280 Intersil Corp. (Class A) (b)...................    805,751
        28,055 Lam Research Corp. (b).........................    510,881
        24,885 Lattice Semiconductor Corp. (b) (c)............    204,803
        10,959 LTX Corp. (b) (c)..............................     94,467
        20,376 Micrel, Inc. (b) (c)...........................    211,707
        45,086 Microchip Technology, Inc. (b).................  1,110,468
        16,231 Semtech Corp. (b) (c)..........................    231,129
        10,845 Silicon Laboratories, Inc. (b) (c).............    288,911
        29,466 TriQuint Semiconductor, Inc. (b)...............    122,579
                                                               ----------
                                                                6,009,621
                                                               ----------

               SOFTWARE--2.7%
        21,956 Activision, Inc. (b)...........................    283,672
        18,982 Acxiom Corp. (b)...............................    286,438
         7,074 Advent Software, Inc. (b) (c)..................    119,621
        12,830 Ascential Software Corp. (b)...................    210,917
        14,588 Certegy, Inc. (b)..............................    404,817
        11,565 CSG Systems International, Inc. (b) (c)........    163,414

                                                                  VALUE
     SHARES                                                      (NOTE 1)
     ----------------------------------------------------------------------

            SOFTWARE--(CONTINUED)
     16,471 D & B Corp. (b)................................... $    676,958
     10,434 Fair Isaac Corp. (c)..............................      536,829
     14,761 Keane, Inc. (b) (c)...............................      201,193
     25,729 Legato Systems, Inc. (b) (c)......................      215,866
     11,389 National Instruments Corp. (b) (c)................      430,276
     11,911 Retek, Inc. (b) (c)...............................       76,230
     23,183 SEI Investments Co................................      741,856
     20,865 Sybase, Inc. (b)..................................      290,232
      7,857 Transaction Systems Architects, Inc. (Class A) (b)       70,399
     17,622 Wind River Systems, Inc. (b)......................       67,140
                                                               ------------
                                                                  4,775,858
                                                               ------------

            TELECOMMUNICATIONS--2.1%
     80,152 3Com Corp. (b)....................................      375,111
      8,371 Adtran, Inc. (b) (c)..............................      429,349
     18,811 Advanced Fibre Communications, Inc. (b)...........      306,055
     48,437 Cincinnati Bell, Inc. (b) (c).....................      324,528
     13,100 CommScope, Inc. (b)...............................      124,450
     14,706 Harris Corp.......................................      441,915
      8,554 Newport Corp. (b).................................      126,599
      9,652 Plantronics, Inc. (b) (c).........................      209,159
     21,861 Polycom, Inc. (b).................................      302,994
     14,593 Powerwave Technologies, Inc. (b)..................       91,498
     12,042 Price Communications Corp. (b)....................      155,462
     40,492 RF Micro Devices, Inc. (b) (c)....................      243,762
     12,723 Telephone & Data Systems, Inc.....................      632,333
                                                               ------------
                                                                  3,763,215
                                                               ------------

            TOBACCO--0.1%
      5,494 Universal Corp....................................      232,396
                                                               ------------

            TRANSPORTATION--1.9%
     10,718 Airborne, Inc.....................................      224,006
      9,157 Alexander & Baldwin, Inc..........................      242,935
     18,666 C.H. Robinson Worldwide, Inc......................      663,763
     10,972 CNF, Inc..........................................      278,469
     10,431 EGL, Inc. (b) (c).................................      158,551
     23,110 Expeditors International Washington, Inc..........      800,531
      8,707 J.B. Hunt Transport Services, Inc. (b)............      328,689
      7,633 Overseas Shipholding Group, Inc...................      168,002
     18,377 Swift Transportation Co., Inc. (b)................      342,180
     14,123 Werner Enterprises, Inc...........................      299,408
                                                               ------------
                                                                  3,506,534
                                                               ------------

            TRUCKING & FREIGHT FORWARDING--0.1%
     10,855 GATX Corp. (c)....................................      177,479
                                                               ------------

            UTILITIES--0.2%
     15,065 Philadelphia Suburban Corp........................      367,285
                                                               ------------
            Total Common Stocks
             (Identified Cost $180,266,244)...................  177,221,151
                                                               ------------

                See accompanying notes to financial statements.

                                    MSF-172

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

WARRANTS--0.0%
                                               SHORT TERM INVESTMENTS--1.2%


                                                     VALUE
                   SHARES                           (NOTE 1)
                   -----------------------------------------

                          BANKS--0.0%
                   7,309  Dime Bancorp, Inc. (b)...  $1,096
                                                     ------
                          Total Warrants
                           (Identified Cost $2,888)   1,096
                                                     ------

            FACE                                             VALUE
           AMOUNT                                           (NOTE 1)
         -------------------------------------------------------------

                    DISCOUNT NOTES--1.2%
         $2,150,000 Federal National Mortgage Association
                     0.750%, 07/01/03.................... $  2,150,000
                                                          ------------
                    Total Short Term Investments
                     (Identified Cost $2,150,000)........    2,150,000
                                                          ------------
                    Total Investments--99.7%
                     (Identified Cost $182,419,132) (a)..  179,372,247
                    Other assets less liabilities........      463,954
                                                          ------------
                    TOTAL NET ASSETS--100%............... $179,836,201
                                                          ============

FUTURES CONTRACTS

                 EXPIRATION NUMBER OF  CONTRACT  VALUATION AS OF  UNREALIZED
  LONG              DATE    CONTRACTS   AMOUNT    JUNE 30, 2003  DEPRECIATION
  ----           ---------- --------- ---------- --------------- ------------
  S&P MIDCAP 400  09/18/03      9     $2,181,667   $2,160,900      $(20,767)
                                                                   ========

                See accompanying notes to financial statements.

                                    MSF-173

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value........................             $179,372,247
      Cash........................................                   28,764
      Collateral for securities loaned............               11,964,044
      Receivable for:
       Securities sold............................                  609,601
       Fund shares sold...........................                  451,284
       Dividends and interest.....................                  111,745
                                                               ------------
        Total Assets..............................              192,537,685
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $   150,732
       Securities purchased.......................     483,811
       Futures variation margin...................      12,022
       Return of collateral for securities
        loaned....................................  11,964,044
      Accrued expenses:
       Management fees............................      36,739
       Service and distribution fees..............       6,452
       Other expenses.............................      47,684
                                                   -----------
        Total Liabilities.........................               12,701,484
                                                               ------------
    NET ASSETS....................................             $179,836,201
                                                               ============
      Net assets consist of:
       Capital paid in............................             $184,762,257
       Undistributed net investment income........                  578,727
       Accumulated net realized gains
        (losses)..................................               (2,437,131)
       Unrealized appreciation (depreciation)
        on investments and futures contracts......               (3,067,652)
                                                               ------------
    NET ASSETS....................................             $179,836,201
                                                               ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($137,657,544 divided by 13,918,334
     shares outstanding)..........................             $       9.89
                                                               ============
    CLASS B
    Net asset value and redemption price per share
     ($18,601,032 divided by 1,889,209 shares
     outstanding).................................             $       9.85
                                                               ============
    CLASS E
    Net asset value and redemption price per share
     ($23,577,625 divided by 2,389,602 shares
     outstanding).................................             $       9.87
                                                               ============
    Identified cost of investments................             $182,419,132
                                                               ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $   890,403
       Interest................................                 31,202 (a)
                                                            -----------
                                                                921,605
     EXPENSES
       Management fees......................... $   186,413
       Service and distribution fees--Class B..      18,074
       Service and distribution fees--Class E..      11,174
       Directors' fees and expenses............      11,321
       Custodian...............................      57,110
       Audit and tax services..................      11,150
       Legal...................................       4,530
       Printing................................      23,530
       Insurance...............................       2,006
       Miscellaneous...........................      12,406
                                                -----------
       Total expenses..........................                 337,714
                                                            -----------
     NET INVESTMENT INCOME.....................                 583,891
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................     200,040
       Futures contracts--net..................     189,285     389,325
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  17,975,850
       Futures contracts--net..................       6,570  17,982,420
                                                ----------- -----------
     Net gain (loss)...........................              18,371,745
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $18,955,636
                                                            ===========

(a)Includes income on securities loaned of $6,045.

                See accompanying notes to financial statements.

                                    MSF-174

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    583,891  $    855,928
  Net realized gain (loss)..........................................      389,325    (1,768,008)
  Unrealized appreciation (depreciation)............................   17,982,420   (22,009,612)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   18,955,636   (22,921,692)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (702,884)     (421,629)
    Class B.........................................................      (61,293)      (25,147)
    Class E.........................................................      (86,220)       (4,848)
                                                                     ------------  ------------
                                                                         (850,397)     (451,624)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (850,397)     (451,624)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   21,796,973    59,907,198
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   39,902,212    36,533,882

NET ASSETS
  Beginning of the period...........................................  139,933,989   103,400,107
                                                                     ------------  ------------
  End of the period................................................. $179,836,201  $139,933,989
                                                                     ============  ============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    578,727  $    845,233
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                      JUNE 30,               DECEMBER 31,
                                                                        2003                     2002
                                                               ----------------------  ------------------------
                                                                 SHARES        $         SHARES          $
                                                               ---------  -----------  ----------  ------------
CLASS A
  Sales....................................................... 1,456,971  $13,198,388   5,486,283  $ 54,957,097
  Reinvestments...............................................    80,884      702,884      37,345       421,629
  Redemptions.................................................  (848,215)  (7,620,650) (1,615,645)  (14,947,723)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   689,640  $ 6,280,622   3,907,983  $ 40,431,003
                                                               =========  ===========  ==========  ============
CLASS B
  Sales.......................................................   643,777  $ 5,759,332   1,504,472  $ 14,628,114
  Reinvestments...............................................     7,078       61,293       2,233        25,147
  Redemptions.................................................  (210,720)  (1,847,751)   (622,989)   (5,646,073)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   440,135  $ 3,972,874     883,716  $  9,007,188
                                                               =========  ===========  ==========  ============
CLASS E
  Sales....................................................... 1,438,167  $12,945,249   1,258,639  $ 11,924,664
  Reinvestments...............................................     9,945       86,220         430         4,848
  Redemptions.................................................  (165,998)  (1,487,992)   (151,591)   (1,460,505)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease)..................................... 1,282,114  $11,543,477   1,107,478  $ 10,469,007
                                                               =========  ===========  ==========  ============
  Increase (decrease) derived from capital share transactions. 2,411,889  $21,796,973   5,899,177  $ 59,907,198
                                                               =========  ===========  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-175

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                  CLASS A                                        CLASS B
                                              --------------------------------------------     -------------------------
                                               SIX MONTHS       YEAR ENDED     JULY 5, 2000(A) SIX MONTHS       YEAR
                                                 ENDED         DECEMBER 31,        THROUGH       ENDED         ENDED
                                                JUNE 30,    -----------------   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                  2003        2002      2001        2000          2003          2002
                                              ----------    --------  -------  --------------- ----------   ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................................  $   8.87     $  10.46  $ 10.64      $ 10.00      $  8.83       $ 10.43
                                               --------     --------  -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................      0.03         0.05     0.06         0.03         0.02          0.03
  Net realized and unrealized gain (loss) on
   investments...............................      1.04        (1.60)   (0.19)        0.66         1.04         (1.60)
                                               --------     --------  -------      -------      -------       -------
  Total from investment operations...........      1.07        (1.55)   (0.13)        0.69         1.06         (1.57)
                                               --------     --------  -------      -------      -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income...     (0.05)       (0.04)   (0.02)       (0.03)       (0.04)        (0.03)
  Distributions from net realized capital
   gains.....................................      0.00         0.00    (0.03)       (0.02)        0.00          0.00
                                               --------     --------  -------      -------      -------       -------
  Total distributions........................     (0.05)       (0.04)   (0.05)       (0.05)       (0.04)        (0.03)
                                               --------     --------  -------      -------      -------       -------
NET ASSET VALUE, END OF PERIOD...............  $   9.89     $   8.87  $ 10.46      $ 10.64      $  9.85       $  8.83
                                               ========     ========  =======      =======      =======       =======
TOTAL RETURN (%).............................      12.2 (b)    (14.9)    (1.2)         6.8 (b)     12.0 (b)     (15.1)
Ratio of operating expenses to average net
 assets (%)..................................      0.41 (c)     0.43     0.45         0.45 (c)     0.66 (c)      0.68
Ratio of net investment income to average net
 assets (%)..................................      0.82 (c)     0.70     0.71         0.92 (c)     0.57 (c)      0.46
Portfolio turnover rate (%)..................        25 (c)       46       45          124 (c)       25 (c)        46
Net assets, end of period (000)..............  $137,658     $117,340  $97,505      $61,934      $18,601       $12,790
The Ratios of operating expenses to average
 net assets without giving effect to the
 contractual expense agreement would
 have been (%)...............................        --           --     0.52         0.83 (c)       --            --

                                              ---------------
                                              JANUARY 2, 2001(A)
                                                   THROUGH
                                                 DECEMBER 31,
                                                     2001
                                              ------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................................       $10.54
                                                    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................         0.04
  Net realized and unrealized gain (loss) on
   investments...............................        (0.10)
                                                    ------
  Total from investment operations...........        (0.06)
                                                    ------
LESS DISTRIBUTIONS
  Distributions from net investment income...        (0.02)
  Distributions from net realized capital
   gains.....................................        (0.03)
                                                    ------
  Total distributions........................        (0.05)
                                                    ------
NET ASSET VALUE, END OF PERIOD...............       $10.43
                                                    ======
TOTAL RETURN (%).............................          3.1 (b)
Ratio of operating expenses to average net
 assets (%)..................................         0.70 (c)
Ratio of net investment income to average net
 assets (%)..................................         0.48 (c)
Portfolio turnover rate (%)..................           45 (c)
Net assets, end of period (000)..............       $5,895
The Ratios of operating expenses to average
 net assets without giving effect to the
 contractual expense agreement would
 have been (%)...............................        0.77 (c)

                                                                                                                        CLASS E
                                                                                                        -------------------------
                                                                                                        SIX MONTHS
                                                                                                          ENDED       YEAR ENDED
                                                                                                         JUNE 30,    DECEMBER 31,
                                                                                                           2003          2002
                                                                                                        ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...................................................................  $  8.85        $10.45
                                                                                                         -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................     0.03          0.05
  Net realized and unrealized gain (loss) on investments...............................................     1.04         (1.61)
                                                                                                         -------        ------
  Total from investment operations.....................................................................     1.07         (1.56)
                                                                                                         -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................    (0.05)        (0.04)
  Distributions from net realized capital gains........................................................     0.00          0.00
                                                                                                         -------        ------
  Total distributions..................................................................................    (0.05)        (0.04)
                                                                                                         -------        ------
NET ASSET VALUE, END OF PERIOD.........................................................................  $  9.87        $ 8.85
                                                                                                         =======        ======
TOTAL RETURN (%).......................................................................................     12.2 (b)     (15.0)
Ratio of operating expenses to average net assets (%)..................................................     0.56 (c)      0.58
Ratio of net investment income to average net assets (%)...............................................     0.68 (c)      0.62
Portfolio turnover rate (%)............................................................................       25 (c)        46
Net assets, end of period (000)........................................................................  $23,578        $9,804
The Ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       --            --

                                                                                                        -----------
                                                                                                        MAY 1, 2001(A)
                                                                                                           THROUGH
                                                                                                         DECEMBER 31,
                                                                                                             2001
                                                                                                        --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................................................................     $10.54
                                                                                                            ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................................................................       0.00
  Net realized and unrealized gain (loss) on investments...............................................      (0.09)
                                                                                                            ------
  Total from investment operations.....................................................................      (0.09)
                                                                                                            ------
LESS DISTRIBUTIONS
  Distributions from net investment income.............................................................       0.00
  Distributions from net realized capital gains........................................................       0.00
                                                                                                            ------
  Total distributions..................................................................................       0.00
                                                                                                            ------
NET ASSET VALUE, END OF PERIOD.........................................................................     $10.45
                                                                                                            ======
TOTAL RETURN (%).......................................................................................       (0.9)(b)
Ratio of operating expenses to average net assets (%)..................................................       0.60 (c)
Ratio of net investment income to average net assets (%)...............................................       0.00 (c)
Portfolio turnover rate (%)............................................................................         45 (c)
Net assets, end of period (000)........................................................................     $  0.1
The Ratios of operating expenses to average net assets without giving effect to the contractual expense
 agreement would have been (%).........................................................................       0.67 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-176

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--93.8% OF TOTAL NET ASSETS


                                                               VALUE
       SHARES                                                 (NOTE 1)
       -----------------------------------------------------------------

               APPAREL & TEXTILES--4.4%
        84,900 Liz Claiborne, Inc........................... $ 2,992,725
        63,700 Mohawk Industries, Inc. (b)..................   3,537,261
        72,800 VF Corp......................................   2,473,016
                                                             -----------
                                                               9,003,002
                                                             -----------

               AUTO PARTS--3.3%
        23,600 Johnson Controls, Inc........................   2,020,160
        99,600 Lear Corp. (b)...............................   4,583,592
                                                             -----------
                                                               6,603,752
                                                             -----------

               BANKS--9.5%
       129,600 Charter One Financial, Inc...................   4,040,928
        47,100 City National Corp...........................   2,098,776
        68,600 Greenpoint Financial Corp....................   3,494,484
       104,400 North Fork Bancorp, Inc......................   3,555,864
        90,500 SouthTrust Corp..............................   2,461,600
        90,000 TCF Financial Corp...........................   3,585,600
                                                             -----------
                                                              19,237,252
                                                             -----------

               BUSINESS SERVICES--3.9%
       129,700 Manpower, Inc................................   4,810,573
       134,800 Viad Corp....................................   3,018,172
                                                             -----------
                                                               7,828,745
                                                             -----------

               CONGLOMERATES--2.3%
       106,000 SPX Corp.....................................   4,670,360
                                                             -----------

               CONSTRUCTION MATERIALS--1.5%
        40,300 American Standard Cos., Inc. (b).............   2,979,379
                                                             -----------

               DRUGS & HEALTH CARE--16.1%
        38,800 Anthem, Inc. (b).............................   2,993,420
       128,500 DaVita, Inc. (b) (c).........................   3,441,230
       106,500 Laboratory Corp. of America Holdings (b) (c).   3,210,975
       116,300 Lincare Holdings, Inc. (b)...................   3,664,613
       136,800 Omnicare, Inc. (c)...........................   4,622,472
        52,000 Quest Diagnostics, Inc. (b)..................   3,317,600
       118,300 Tenet Healthcare Corp. (b)...................   1,378,195
       163,000 Triad Hospitals, Inc. (b) (c)................   4,045,660
        87,000 Universal Health Services, Inc. (Class B) (b)   3,446,940
        87,000 WellChoice, Inc. (b) (c).....................   2,547,360
                                                             -----------
                                                              32,668,465
                                                             -----------

               ELECTRIC UTILITIES--5.6%
        97,400 Energy East Corp.............................   2,022,024
        18,300 Entergy Corp.................................     965,874
        39,337 Exelon Corp..................................   2,352,746
       146,000 Pepco Holdings, Inc..........................   2,797,360
        72,700 PPL Corp.....................................   3,126,100
                                                             -----------
                                                              11,264,104
                                                             -----------

                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                  FINANCIAL SERVICES--4.6%
           98,000 CIT Group, Inc.......................... $ 2,415,700
           23,900 Doral Financial Corp....................   1,067,135
           74,300 Federated Investors, Inc. (Class B).....   2,037,306
          152,000 IndyMac Bancorp, Inc....................   3,863,840
                                                           -----------
                                                             9,383,981
                                                           -----------

                  FOOD & BEVERAGES--3.7%
          149,600 Constellation Brands, Inc. (Class A) (b)   4,697,440
          307,100 Del Monte Foods Co. (b) (c).............   2,714,764
                                                           -----------
                                                             7,412,204
                                                           -----------

                  GAS & OIL--8.6%
           31,382 Apache Corp.............................   2,041,713
           48,215 Devon Energy Corp.......................   2,574,681
          121,200 Pioneer Natural Resources Co. (b).......   3,163,320
          102,900 Sunoco, Inc.............................   3,883,446
           57,000 Talisman Energy, Inc....................   2,613,450
          155,265 XTO Energy, Inc.........................   3,122,379
                                                           -----------
                                                            17,398,989
                                                           -----------

                  GAS & PIPELINE UTILITIES--0.9%
           46,700 Equitable Resources, Inc................   1,902,558
                                                           -----------

                  HOTELS & RESTAURANTS--0.7%
           41,500 Brinker International, Inc. (b).........   1,494,830
                                                           -----------

                  INSURANCE--12.5%
           57,000 Ambac Financial Group, Inc..............   3,776,250
           66,300 Loews Corp..............................   3,135,327
           73,900 PartnerRe, Ltd..........................   3,777,029
          107,400 Radian Group, Inc.......................   3,936,210
           88,500 RenaissanceRe Holdings, Ltd.............   4,028,520
          113,100 The PMI Group, Inc......................   3,035,604
           44,600 XL Capital, Ltd.........................   3,701,800
                                                           -----------
                                                            25,390,740
                                                           -----------

                  LEISURE--1.2%
          101,300 Brunswick Corp..........................   2,534,526
                                                           -----------

                  RAILROADS & EQUIPMENT--0.9%
           39,000 Canadian National Railway Co............   1,882,140
                                                           -----------

                  RETAIL--9.2%
          161,900 AutoNation, Inc. (b)....................   2,545,068
          335,800 Foot Locker, Inc........................   4,449,350
          170,200 Office Depot, Inc. (b)..................   2,469,602
          173,700 Payless ShoeSource, Inc. (b) (c)........   2,171,250
          158,100 Pier 1 Imports, Inc.....................   3,225,240
           71,900 Regis Corp. (c).........................   2,088,695
           72,400 The May Department Stores Co............   1,611,624
                                                           -----------
                                                            18,560,829
                                                           -----------

                See accompanying notes to financial statements.

                                    MSF-177

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--5.9%


                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                  SOFTWARE--1.7%
          157,100 Computer Associates International, Inc. $  3,500,188
                                                          ------------

                  TRANSPORTATION--3.2%
          101,100 CNF, Inc...............................    2,565,918
           90,000 Teekay Shipping Corp. (c)..............    3,861,000
                                                          ------------
                                                             6,426,918
                                                          ------------
                  Total Common Stocks
                   (Identified Cost $177,971,761)........  190,142,962
                                                          ------------

        FACE                                                        VALUE
       AMOUNT                                                      (NOTE 1)
     ------------------------------------------------------------------------

                   REPURCHASE AGREEMENT--5.9%
     $11,977,000   State Street Corp. Repurchase Agreement dated
                    06/30/03 at 0.150% to be repurchased at
                    $11,977,050 on 07/01/03, collateralized
                    by $12,185,000 U.S. Treasury Note 2.000%
                    due 11/30/04 with a value of
                    $12,342,052................................. $ 11,977,000
                                                                 ------------
                   Total Short Term Investments
                   (Identified Cost $11,977,000)................   11,977,000
                                                                 ------------
                   Total Investments--99.7%
                    (Identified Cost $189,948,761) (a)..........  202,119,962
                   Other assets less liabilities................      640,701
                                                                 ------------
                   TOTAL NET ASSETS--100%....................... $202,760,663
                                                                 ============

                See accompanying notes to financial statements.

                                    MSF-178

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value........................             $202,119,962
      Cash........................................                      925
      Collateral for securities loaned............               10,364,092
      Receivable for:
       Securities sold............................                  733,815
       Fund shares sold...........................                  296,780
       Dividends and interest.....................                  103,903
                                                               ------------
        Total Assets..............................              213,619,477
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $   149,372
       Securities purchased.......................     169,962
       Withholding taxes..........................       3,188
       Return of collateral for securities
        loaned....................................  10,364,092
      Accrued expenses:
       Management fees............................     114,145
       Service and distribution fees..............       4,708
       Other expenses.............................      53,347
                                                   -----------
        Total Liabilities.........................               10,858,814
                                                               ------------
    NET ASSETS....................................             $202,760,663
                                                               ============
      Net assets consist of:
       Capital paid in............................             $193,222,886
       Undistributed net investment income........                  262,768
       Accumulated net realized gains
        (losses)..................................               (2,896,119)
       Unrealized appreciation (depreciation)
        on investments............................               12,171,128
                                                               ------------
    NET ASSETS....................................             $202,760,663
                                                               ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($173,757,744 divided by 12,198,299
     shares outstanding)..........................             $      14.24
                                                               ============
    CLASS B
    Net asset value and redemption price per share
     ($15,883,707 divided by 1,121,304
     shares outstanding)..........................             $      14.17
                                                               ============
    CLASS E
    Net asset value and redemption price per share
     ($13,119,212 divided by 922,211
     shares outstanding)..........................             $      14.23
                                                               ============
    Identified cost of investments................             $189,948,761
                                                               ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $   951,136(a)
       Interest................................                   15,694(b)
                                                             -----------
                                                                 966,830
     EXPENSES
       Management fees......................... $   611,239
       Service and distribution fees--Class B..      15,819
       Service and distribution fees--Class E..       6,342
       Directors' fees and expenses............      11,321
       Custodian...............................      45,209
       Audit and tax services..................      11,150
       Legal...................................       5,734
       Printing................................      29,548
       Insurance...............................       2,590
       Miscellaneous...........................       1,097
                                                -----------
       Total expenses before reductions........     740,049
       Expense reductions......................     (38,634)     701,415
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                  265,415
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................   1,554,291
       Foreign currency transactions--net......          40    1,554,331
                                                -----------  -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  19,436,862
       Foreign currency transactions--net......         (12)  19,436,850
                                                -----------  -----------
     Net gain (loss)...........................               20,991,181
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $21,256,596
                                                             ===========

(a)Net of foreign taxes of $4,732.
(b)Includes income on securities loaned of $3,645.

                See accompanying notes to financial statements.

                                    MSF-179

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    265,415  $    721,979
  Net realized gain (loss)..........................................    1,554,331    (3,479,291)
  Unrealized appreciation (depreciation)............................   19,436,850   (16,510,921)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   21,256,596   (19,268,233)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (614,047)     (167,169)
    Class B.........................................................      (35,592)       (2,000)
    Class E.........................................................      (32,773)         (561)
                                                                     ------------  ------------
                                                                         (682,412)     (169,730)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................            0      (346,278)
    Class B.........................................................            0        (8,288)
    Class E.........................................................            0        (1,161)
                                                                     ------------  ------------
                                                                                0      (355,727)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (682,412)     (525,457)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    9,222,042    30,242,204
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   29,796,226    10,448,514

NET ASSETS
  Beginning of the period...........................................  172,964,437   162,515,923
                                                                     ------------  ------------
  End of the period................................................. $202,760,663  $172,964,437
                                                                     ============  ============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    262,768  $    679,765
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    SIX MONTH ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................    920,242  $ 12,011,261   4,013,620  $ 55,696,841
  Reinvestments...............................................     48,161       614,047      34,116       513,447
  Redemptions................................................. (1,009,181)  (12,850,115) (3,111,406)  (41,460,183)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    (40,778) $   (224,807)    936,330  $ 14,750,105
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    441,408  $  5,688,652   1,094,957  $ 14,558,772
  Reinvestments...............................................      2,807        35,592         686        10,288
  Redemptions.................................................   (198,928)   (2,484,150)   (390,340)   (5,024,763)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    245,287  $  3,240,094     705,303  $  9,544,297
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    561,104  $  7,345,299     523,230  $  6,960,500
  Reinvestments...............................................      2,572        32,773         115         1,722
  Redemptions.................................................    (91,436)   (1,171,317)    (75,649)   (1,014,420)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    472,240  $  6,206,755     447,696  $  5,947,802
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.    676,749  $  9,222,042   2,089,329  $ 30,242,204
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-180

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                    CLASS A
                                    --------------------------------------------------------------------
                                     SIX MONTHS                                          NOVEMBER 9, 1998(A)
                                       ENDED             YEAR ENDED DECEMBER 31,               THROUGH
                                      JUNE 30,    -------------------------------------     DECEMBER 31,
                                        2003        2002      2001      2000      1999          1998
                                    ----------    --------  --------  --------  -------  -------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $  12.76     $  14.16  $  14.82  $  11.97  $ 10.73        $10.00
                                     --------     --------  --------  --------  -------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............      0.02         0.06      0.13      0.04     0.06          0.03
 Net realized and unrealized gain
   (loss) on investments...........      1.51        (1.42)    (0.50)     3.35     1.80          0.71
                                     --------     --------  --------  --------  -------        ------
 Total from investment operations..      1.53        (1.36)    (0.37)     3.39     1.86          0.74
                                     --------     --------  --------  --------  -------        ------
LESS DISTRIBUTIONS
 Distributions from net investment
   income..........................     (0.05)       (0.01)    (0.03)    (0.04)   (0.07)        (0.01)
 Distributions from net realized
   capital gains...................      0.00        (0.03)    (0.26)    (0.50)   (0.55)         0.00
                                     --------     --------  --------  --------  -------        ------
 Total distributions...............     (0.05)       (0.04)    (0.29)    (0.54)   (0.62)        (0.01)
                                     --------     --------  --------  --------  -------        ------
NET ASSET VALUE, END OF PERIOD.....  $  14.24     $  12.76  $  14.16  $  14.82  $ 11.97        $10.73
                                     ========     ========  ========  ========  =======        ======
TOTAL RETURN (%)...................      12.1 (b)     (9.6)     (2.5)     28.3     17.6           7.4 (b)
Ratio of operating expenses to
 average net assets before expense
 reductions (%)....................      0.81 (c)     0.80      0.81      0.87     0.72          0.68 (c)
Ratio of operating expenses to
 average net assets after expense
 reductions (%) (d)................      0.77 (c)     0.77      0.69      0.76       --            -- (c)
Ratio of net investment income to
 average net assets (%)............      0.32 (c)     0.43      0.90      0.58     0.86          2.61 (c)
Portfolio turnover rate (%)........        67 (c)       84       212       207      134            21 (c)
Net assets, end of period (000)....  $173,758     $156,117  $160,074  $131,356  $38,722        $8,647
The Ratio of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%).....        --           --        --        --     1.18          1.86 (c)

                                                    CLASS B                                  CLASS E
                                    ------------------------------------     ------------------------------------
                                    SIX MONTHS                MAY 1, 2001(A) SIX MONTHS                MAY 1, 2001(A)
                                      ENDED       YEAR ENDED     THROUGH       ENDED       YEAR ENDED     THROUGH
                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,   JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                       2003          2002          2001         2003          2002          2001
                                    ----------   ------------ -------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $ 12.69       $ 14.12        $14.36      $ 12.74        $14.15        $14.37
                                     -------       -------        ------      -------        ------        ------
INCOME FROM INVESTMENT OPERATIONS..
 Net investment income.............     0.01          0.01          0.04         0.01          0.03          0.00
 Net realized and unrealized gain
   (loss) on investments...........     1.51         (1.40)        (0.28)        1.53         (1.40)        (0.22)
                                     -------       -------        ------      -------        ------        ------
 Total from investment operations..     1.52         (1.39)        (0.24)        1.54         (1.37)        (0.22)
                                     -------       -------        ------      -------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment
   income..........................    (0.04)        (0.01)         0.00        (0.05)        (0.01)         0.00
 Distributions from net realized
   capital gains...................     0.00         (0.03)         0.00         0.00         (0.03)         0.00
                                     -------       -------        ------      -------        ------        ------
 Total distributions...............    (0.04)        (0.04)         0.00        (0.05)        (0.04)         0.00
                                     -------       -------        ------      -------        ------        ------
NET ASSET VALUE, END OF PERIOD.....  $ 14.17       $ 12.69        $14.12      $ 14.23        $12.74        $14.15
                                     =======       =======        ======      =======        ======        ======
TOTAL RETURN (%)...................     12.0 (b)      (9.9)         (1.7)(b)     12.1 (b)      (9.7)         (1.5)(b)
Ratio of operating expenses to
 average net assets before expense
 reductions (%)....................     1.06 (c)      1.05          1.06 (c)     0.96 (c)      0.95          0.96 (c)
Ratio of operating expenses to
 average net assets................
after expense reductions(%) (d)....     1.02 (c)      1.02          0.97 (c)     0.92 (c)      0.92          0.87 (c)
Ratio of net investment income to
 average net assets (%)............     0.09 (c)      0.17          0.77 (c)     0.19 (c)      0.29          0.67 (c)
Portfolio turnover rate (%)........       67 (c)        84           212 (c)       67 (c)        84           212 (c)
Net assets, end of period (000)....  $15,884       $11,113        $2,410      $13,119        $5,735        $   32
The Ratio of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%).....       --            --            --           --            --            --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-181

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--96.8% OF TOTAL NET ASSETS

                                                                   VALUE
   SHARES                                                         (NOTE 1)
   -------------------------------------------------------------------------

           ADVERTISING--0.7%
   168,600 Lamar Advertising Co. (Class A) (b)................. $  5,936,406
                                                                ------------

           AIRLINES--0.5%
    94,500 Ryanair Holdings, Plc. (ADR) (c)....................    4,243,050
                                                                ------------

           BANKS--2.2%
   406,900 Investors Financial Services Corp. (c)..............   11,804,169
   152,800 TCF Financial Corp. (c).............................    6,087,552
                                                                ------------
                                                                  17,891,721
                                                                ------------

           BIOTECHNOLOGY--0.8%
   399,300 InterMune, Inc. (b) (c).............................    6,432,723
                                                                ------------

           BUSINESS SERVICES--4.3%
    32,100 Career Education Corp. (b)..........................    2,196,282
   242,999 ChoicePoint, Inc. (b)...............................    8,388,325
   306,400 Corporate Executive Board Co. (b)...................   12,418,392
   327,800 Manpower, Inc.......................................   12,158,102
                                                                ------------
                                                                  35,161,101
                                                                ------------

           CHEMICALS--0.7%
    83,100 Potash Corp. of Saskatchewan, Inc...................    5,318,400
                                                                ------------

           COMPUTERS & BUSINESS EQUIPMENT--1.5%
   265,000 Affiliated Computer Services, Inc. (Class A) (b) (c)   12,118,450
                                                                ------------

           CONTAINERS & GLASS--1.0%
   176,800 Sealed Air Corp. (b)................................    8,426,288
                                                                ------------

           DISTRIBUTION/WHOLESALE--1.1%
   198,800 CDW Corp. (b).......................................    9,105,040
                                                                ------------

           DRUGS & HEALTH CARE--13.8%
    70,700 Aetna, Inc..........................................    4,256,140
   197,300 Allergan, Inc. (b)..................................   15,211,830
   166,400 Anthem, Inc. (b)....................................   12,837,760
    84,500 Biovail Corp. (b) (c)...............................    3,976,570
   911,500 Caremark Rx, Inc. (b)...............................   23,407,320
   353,500 Community Health Systems, Inc. (b)..................    6,819,015
   335,200 CV Therapeutics, Inc. (b) (c).......................    9,942,032
    68,500 Forest Laboratories, Inc. (b).......................    3,750,375
   289,100 King Pharmaceuticals, Inc. (b)......................    4,267,116
   273,000 Mylan Laboratories, Inc.............................    9,492,210
   236,100 Teva Pharmaceutical Industries, Ltd. (ADR) (c)......   13,441,173
   130,600 Triad Hospitals, Inc. (b)...........................    3,241,492
    15,700 WellPoint Health Networks, Inc. (b).................    1,323,510
                                                                ------------
                                                                 111,966,543
                                                                ------------

           ELECTRONICS--0.5%
   193,100 Jabil Circuit, Inc. (b).............................    4,267,510
                                                                ------------

                                                            VALUE
          SHARES                                           (NOTE 1)
          -----------------------------------------------------------

                  FINANCIAL SERVICES--1.3%
           76,900 Chicago Merchantile Exchange........... $ 5,354,547
          125,600 T. Rowe Price Group, Inc...............   4,741,400
                                                          -----------
                                                           10,095,947
                                                          -----------

                  FOOD & BEVERAGES--2.1%
          206,500 Adolph Coors Co. (Class B).............  10,114,370
          358,600 Pepsi Bottling Group, Inc..............   7,179,172
                                                          -----------
                                                           17,293,542
                                                          -----------

                  GAS & OIL--8.8%
           96,100 Apache Corp............................   6,252,266
          145,100 BJ Services Co. (b)....................   5,420,936
          131,196 Devon Energy Corp......................   7,005,866
          163,600 Nabors Industries, Ltd. (b)............   6,470,380
          145,000 Newfield Exploration Co. (b)...........   5,444,750
          107,100 Noble Corp. (b)........................   3,673,530
          274,200 Patterson-UTI Energy, Inc. (b).........   8,884,080
          127,400 Tidewater, Inc.........................   3,741,738
          290,100 Weatherford International, Ltd. (b) (c)  12,155,190
          618,133 XTO Energy, Inc........................  12,430,655
                                                          -----------
                                                           71,479,391
                                                          -----------

                  HEALTH CARE--PRODUCTS--3.8%
          197,200 Dentsply International, Inc............   8,065,480
          200,400 Guidant Corp. (b)......................   8,895,756
          111,900 St. Jude Medical, Inc. (b).............   6,434,250
          170,671 Zimmer Holdings, Inc. (b)..............   7,688,729
                                                          -----------
                                                           31,084,215
                                                          -----------

                  HOTELS & RESTAURANTS--2.1%
          303,000 Brinker International, Inc. (b)........  10,914,060
          185,100 Mandalay Resort Group..................   5,895,435
                                                          -----------
                                                           16,809,495
                                                          -----------

                  HOUSEHOLD PRODUCTS--1.0%
          106,500 The Clorox Co..........................   4,542,225
          139,100 Yankee Candle Co., Inc. (b)............   3,229,902
                                                          -----------
                                                            7,772,127
                                                          -----------

                  INSURANCE--3.8%
           68,700 CIGNA Corp.............................   3,224,778
          149,600 PartnerRe, Ltd.........................   7,646,056
          311,000 RenaissanceRe Holdings, Ltd. (c).......  14,156,720
          196,500 Willis Group Holdings, Ltd.............   6,042,375
                                                          -----------
                                                           31,069,929
                                                          -----------

                  INTERNET--5.5%
          332,400 Expedia, Inc. (Class A) (b)............  25,388,712
          327,900 Monster Worldwide, Inc. (b)............   6,469,467
          378,300 Yahoo!, Inc. (b).......................  12,393,108
                                                          -----------
                                                           44,251,287
                                                          -----------

                See accompanying notes to financial statements.

                                    MSF-182

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                  VALUE
      SHARES                                                     (NOTE 1)
     ----------------------------------------------------------------------

               INVESTMENT BROKERAGE--1.3%
       158,800 Lehman Brothers Holdings, Inc................... $10,557,024
                                                                -----------

               INVESTMENT TRUSTS--1.5%
       402,627 Nasdaq 100 Trust (c)............................  12,058,679
                                                                -----------

               LEISURE--1.6%
       130,100 International Game Technology (b)...............  13,313,133
                                                                -----------

               MEDIA--4.9%
       240,000 Cox Radio, Inc. (Class A) (b)...................   5,546,400
       487,100 General Motors Corp. (Class H) (b)..............   6,239,751
        55,600 The E.W. Scripps Co. (Class A)..................   4,932,832
       193,800 Tribune Co......................................   9,360,540
       326,500 Univision Communications, Inc. (Class A) (b) (c)   9,925,600
       105,500 Westwood One, Inc. (b)..........................   3,579,615
                                                                -----------
                                                                 39,584,738
                                                                -----------

               MINING--1.2%
       294,600 Newmont Mining Corp.............................   9,562,716
                                                                -----------

               MUTUAL FUNDS--1.0%
       135,900 iShares Russell MidCap Growth Index Fund (c)....   8,376,876
                                                                -----------

               RETAIL--11.2%
       261,654 Bed Bath & Beyond, Inc. (b).....................  10,154,792
       184,800 Best Buy Co., Inc. (b)..........................   8,116,416
       431,354 CarMax, Inc. (b) (c)............................  13,005,323
       429,500 Chico's FAS, Inc. (b) (c).......................   9,040,975
       176,300 Family Dollar Stores, Inc.......................   6,725,845
       658,766 Staples, Inc. (b)...............................  12,088,356
       250,400 Starbucks Corp..................................   6,139,808
       565,400 The Gap, Inc....................................  10,606,904
       216,400 The Talbots, Inc. (c)...........................   6,372,980
       139,300 Tiffany & Co....................................   4,552,324
       142,900 Williams-Sonoma, Inc. (b).......................   4,172,680
                                                                -----------
                                                                 90,976,403
                                                                -----------

               SEMICONDUCTORS--8.4%
       441,000 Altera Corp. (b)................................   7,232,400
       626,300 ATI Technologies, Inc. (b)......................   6,388,260
       334,600 Broadcom Corp. (Class A) (b)....................   8,334,886
     1,052,600 Cypress Semiconductor Corp. (b) (c).............  12,631,200
       300,400 Lam Research Corp. (b)..........................   5,470,284
       552,100 National Semiconductor Corp. (b)................  10,887,412
       135,200 Novellus Systems, Inc. (b)......................   4,951,159
       282,300 NVIDIA Corp. (b) (c)............................   6,495,723
       349,000 Teradyne, Inc. (b)..............................   6,041,190
                                                                -----------
                                                                 68,432,514
                                                                -----------

                                                                VALUE
        SHARES                                                 (NOTE 1)
      --------------------------------------------------------------------

                  SOFTWARE--4.8%
          211,700 Adobe Systems, Inc........................ $  6,789,219
          728,300 BEA Systems, Inc. (b).....................    7,909,338
          330,800 BMC Software, Inc. (b)....................    5,401,964
           97,100 Mercury Interactive Corp. (b).............    3,749,031
          513,400 VERITAS Software Corp. (b)................   14,719,178
                                                             ------------
                                                               38,568,730
                                                             ------------

                  TELECOMMUNICATIONS--4.6%
          156,400 Adtran, Inc. (b)..........................    8,021,756
          528,400 Amdocs, Ltd. (b)..........................   12,681,600
        1,427,800 CIENA Corp. (b)...........................    7,410,282
        1,063,600 JDS Uniphase Corp. (b)....................    3,733,236
          144,100 UTStarcom, Inc. (b) (c)...................    5,125,637
                                                             ------------
                                                               36,972,511
                                                             ------------

                  TRANSPORTATION--0.8%
          179,700 Expeditors International Washington, Inc..    6,224,808
                                                             ------------
                  Total Common Stocks
                   (Identified Cost $670,252,925)...........  785,351,297
                                                             ------------

      SHORT TERM INVESTMENTS--4.3%
         FACE
        AMOUNT
      --------------------------------------------------------------------

                  COMMERCIAL PAPER--4.3%
      $ 8,829,000 AIG Funding, Inc. 1.020%, 07/09/03........ $  8,826,999
        5,633,000 General Electric Capital Corp.
                   0.970%, 07/02/03.........................    5,632,848
       15,331,000 General Electric Capital Corp.
                   0.900%, 07/07/03.........................   15,328,700
        5,263,000 Merrill Lynch & Co., Inc. 1.050%, 07/07/03    5,262,079
                                                             ------------
                                                               35,050,626
                                                             ------------
                  Total Short Term Investments
                   (Identified Cost $35,050,626)............   35,050,626
                                                             ------------
                  Total Investments--101.1%
                   (Identified Cost $705,303,551) (a).......  820,401,923
                  Other assets less liabilities.............   (8,829,387)
                                                             ------------
                  TOTAL NET ASSETS--100%.................... $811,572,536
                                                             ============

                See accompanying notes to financial statements.

                                    MSF-183

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value.....................             $  820,401,923
      Cash.....................................                      1,891
      Collateral for securities loaned.........                 49,027,865
      Receivable for:
       Securities sold.........................                  8,875,237
       Fund shares sold........................                    433,540
       Dividends and interest..................                    158,335
                                                            --------------
        Total Assets...........................                878,898,791
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $   179,507
       Securities purchased....................  17,501,252
       Return of collateral for securities
        loaned.................................  49,027,865
      Accrued expenses:
       Management fees.........................     489,141
       Service and distribution fees...........         411
       Other expenses..........................     128,079
                                                -----------
        Total Liabilities......................                 67,326,255
                                                            --------------
    NET ASSETS.................................             $  811,572,536
                                                            ==============
      Net assets consist of:
       Capital paid in.........................             $1,285,316,334
       Undistributed net investment income
        (loss).................................                 (1,479,858)
       Accumulated net realized gains
        (losses)...............................               (587,362,312)
       Unrealized appreciation (depreciation)
        on investments.........................                115,098,372
                                                            --------------
    NET ASSETS.................................             $  811,572,536
                                                            ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($807,751,014 divided by
     52,600,806 shares outstanding)............             $        15.36
                                                            ==============
    CLASS E
    Net asset value and redemption price per
     share ($3,821,522 divided by 249,293
     shares outstanding).......................             $        15.33
                                                            ==============
    Identified cost of investments.............             $  705,303,551
                                                            ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $1,079,753  (a)
       Interest................................                276,243  (b)
                                                            ------------
                                                               1,355,996
     EXPENSES
       Management fees......................... $2,615,912
       Service and distribution fees--Class E..      1,472
       Directors' fees and expenses............     11,321
       Custodian...............................     92,931
       Audit and tax services..................     11,150
       Legal...................................     22,376
       Printing................................    116,145
       Insurance...............................     10,849
       Miscellaneous...........................      1,095
                                                ----------
       Total expenses before reductions........  2,883,251
       Expense reductions......................    (47,397)    2,835,854
                                                ----------  ------------
     NET INVESTMENT INCOME (LOSS)..............               (1,479,858)
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................                  259,935
     Unrealized appreciation (depreciation) on:
       Investments--net........................              138,788,665
                                                            ------------
     Net gain (loss)...........................              139,048,600
                                                            ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $137,568,742
                                                            ============

(a)Net of foreign taxes of $8,837.
(b)Includes income on securities loaned of $44,464.

                See accompanying notes to financial statements.

                                    MSF-184

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED        YEAR ENDED
                                                                       JUNE 30,     DECEMBER 31,
                                                                         2003           2002
                                                                     ------------  --------------
FROM OPERATIONS
  Net investment income (loss)...................................... $ (1,479,858) $   (1,558,921)
  Net realized gain (loss)..........................................      259,935    (205,748,625)
  Unrealized appreciation (depreciation)............................  138,788,665     (91,494,665)
                                                                     ------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  137,568,742    (298,802,211)
                                                                     ------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (14,682,453)    (81,757,945)
                                                                     ------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  122,886,289    (380,560,156)

NET ASSETS
  Beginning of the period...........................................  688,686,247   1,069,246,403
                                                                     ------------  --------------
  End of the period................................................. $811,572,536  $  688,686,247
                                                                     ============  ==============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period................................................. $ (1,479,858) $            0
                                                                     ============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  -------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  -------------
CLASS A
  Sales.......................................................    984,810  $ 13,712,649   2,971,362  $  43,018,404
  Shares issued through acquisition...........................    364,943     4,734,906           0              0
  Reinvestments...............................................          0             0           0              0
  Redemptions................................................. (2,649,238)  (35,186,660) (8,856,139)  (126,286,474)
                                                               ----------  ------------  ----------  -------------
  Net increase (decrease)..................................... (1,299,485) $(16,739,105) (5,884,777) $ (83,268,070)
                                                               ==========  ============  ==========  =============
CLASS E
  Sales.......................................................    172,948  $  2,460,192     129,917  $   1,830,625
  Reinvestments...............................................          0             0           0              0
  Redemptions.................................................    (30,523)     (403,540)    (23,054)      (320,500)
                                                               ----------  ------------  ----------  -------------
  Net increase (decrease).....................................    142,425  $  2,056,652     106,863  $   1,510,125
                                                               ==========  ============  ==========  =============
  Increase (decrease) derived from capital share transactions. (1,157,060) $(14,682,453) (5,777,914) $ (81,757,945)
                                                               ==========  ============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-185

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                               CLASS A
                               ----------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                       YEAR ENDED DECEMBER 31,
                                 JUNE 30,    --------------------------------------------------------
                                   2003        2002       2001        2000        1999        1998
                               ----------    --------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $  12.75     $  17.88  $    31.59  $    38.45  $    29.53  $    27.61
                                --------     --------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income (loss).     (0.03)       (0.03)      (0.02)      (0.04)      (0.12)      (0.06)
 Net realized and unrealized
   gain (loss) on investments.      2.64        (5.10)      (6.73)      (1.98)       9.86        3.75
                                --------     --------  ----------  ----------  ----------  ----------
 Total from investment
   operations.................      2.61        (5.13)      (6.75)      (2.02)       9.74        3.69
                                --------     --------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
 Distributions from net
   investment income..........      0.00         0.00       (0.01)       0.00        0.00        0.00
 Distributions from net
   realized capital gains.....      0.00         0.00       (6.95)      (4.84)      (0.82)      (1.77)
 Distributions in excess of
   net investment income......      0.00         0.00        0.00        0.00        0.00        0.00
                                --------     --------  ----------  ----------  ----------  ----------
 Total distributions..........      0.00         0.00       (6.96)      (4.84)      (0.82)      (1.77)
                                --------     --------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD  $  15.36     $  12.75  $    17.88  $    31.59  $    38.45  $    29.53
                                ========     ========  ==========  ==========  ==========  ==========
TOTAL RETURN (%)..............      20.4 (b)    (28.7)      (23.8)       (7.6)       33.2        13.7
Ratio of operating expenses
 to average net assets before
 expense reductions (%).......      0.81 (c)     0.79        0.77        0.73        0.72        0.75
Ratio of operating expenses
 to average net assets after
 expense reductions (%) (d)...      0.80 (c)     0.77        0.76        0.72          --          --
Ratio of net investment
 income (loss) to average net
 assets (%)...................     (0.42)(c)    (0.18)      (0.11)      (0.12)      (0.31)      (0.20)
Portfolio turnover rate (%)...       100 (c)      134         150         170          86          97
Net assets, end of period
 (000)........................  $807,751     $687,325  $1,069,246  $1,501,072  $1,600,841  $1,431,337

                                                   CLASS E
                                   ------------------------------------
                                   SIX MONTHS       YEAR     MAY 1, 2001(A)
                                     ENDED         ENDED        THROUGH
                                    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                      2003          2002          2001
                                   ----------   ------------ --------------
    NET ASSET VALUE, BEGINNING OF
     PERIOD.......................   $12.74        $17.88        $20.66
                                     ------        ------        ------
    INCOME FROM INVESTMENT
     OPERATIONS
     Net investment income (loss).    (0.02)        (0.01)        (0.02)
     Net realized and unrealized
       gain (loss) on investments.     2.61         (5.13)        (2.76)
                                     ------        ------        ------
     Total from investment
       operations.................     2.59         (5.14)        (2.78)
                                     ------        ------        ------
    LESS DISTRIBUTIONS
     Distributions from net
       investment income..........     0.00          0.00          0.00
     Distributions from net
       realized capital gains.....     0.00          0.00          0.00
     Distributions in excess of
       net investment income......     0.00          0.00          0.00
                                     ------        ------        ------
     Total distributions..........     0.00          0.00          0.00
                                     ------        ------        ------
    NET ASSET VALUE, END OF PERIOD   $15.33        $12.74        $17.88
                                     ======        ======        ======
    TOTAL RETURN (%)..............     20.3 (b)     (28.8)        (13.4)(b)
    Ratio of operating expenses
     to average net assets before
     expense reductions (%).......     0.96 (c)      0.94          0.92 (c)
    Ratio of operating expenses
     to average net assets after
     expense reductions (%) (d)...     0.95 (c)      0.92          0.91 (c)
    Ratio of net investment
     income (loss) to average net
     assets (%)...................    (0.55)(c)     (0.24)        (0.12)(c)
    Portfolio turnover rate (%)...      100 (c)       134           150 (c)
    Net assets, end of period
     (000)........................   $3,822        $1,361        $  0.1

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-186

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--95.6% OF TOTAL NET ASSETS


                                                               VALUE
         SHARES                                               (NOTE 1)
         --------------------------------------------------------------

                AEROSPACE & DEFENSE--0.5%
          6,400 DRS Technologies, Inc. (b).................. $  178,688
                                                             ----------

                AGRICULTURAL OPERATIONS--0.5%
          5,700 Bunge, Ltd..................................    163,020
                                                             ----------

                APPAREL & TEXTILES--0.3%
          2,000 Oxford Industries, Inc......................     83,040
                                                             ----------

                AUTO PARTS--0.7%
          6,000 Superior Industries International, Inc......    250,200
                                                             ----------

                AUTOMOBILES--0.7%
          4,200 Oshkosh Truck Corp..........................    249,144
                                                             ----------

                BANKS--1.0%
          2,500 First State Bancorp.........................     68,775
          8,400 Greater Bay Bancorp.........................    171,528
          5,400 Umpqua Holdings Corp........................    102,546
                                                             ----------
                                                                342,849
                                                             ----------

                BIOTECHNOLOGY--0.5%
          9,400 InterMune, Inc. (b).........................    151,434
                                                             ----------

                BUSINESS SERVICES--5.9%
         19,700 BearingPoint, Inc. (b)......................    190,105
         10,100 CDI Corp. (b)...............................    262,196
          9,200 Global Payments, Inc........................    326,600
          5,200 Heidrick & Struggles International, Inc. (b)     65,624
          9,200 Maximus, Inc. (b)...........................    254,196
         10,000 NCO Group, Inc. (b).........................    179,100
         15,900 Plexus Corp. (b)............................    183,327
         37,100 PRG-Shultz International, Inc. (b)..........    218,890
         13,500 Resources Connection, Inc. (b)..............    322,110
         11,700 US Liquids, Inc.............................      3,042
                                                             ----------
                                                              2,005,190
                                                             ----------

                CHEMICALS--4.9%
         13,000 Cabot Corp..................................    373,100
          7,600 FMC Corp. (b)...............................    171,988
         11,700 Minerals Technologies, Inc..................    569,322
         19,500 Nova Chemicals Corp.........................    371,280
          7,800 Olin Corp...................................    133,380
         26,600 Solutia, Inc................................     57,988
                                                             ----------
                                                              1,677,058
                                                             ----------

                COMPUTERS & BUSINESS EQUIPMENT--3.5%
         42,700 Adaptec, Inc. (b)...........................    332,206
          5,800 Advanced Digital Information Corp. (b)......     57,942
         38,700 ARM Holdings, Plc...........................    131,967
         17,100 Catapult Communications Corp. (b)...........    181,602
          7,700 Cognizant Technology Solutions (b)..........    187,572
          4,400 Drexler Technology Corp.....................     68,200
         13,500 Jack Henry & Associates, Inc................    240,165
                                                             ----------
                                                              1,199,654
                                                             ----------

                                                             VALUE
           SHARES                                           (NOTE 1)
           ----------------------------------------------------------

                  CONGLOMERATES--2.8%
            8,500 Crane Co................................ $  192,355
            4,500 Cuno, Inc. (b)..........................    162,540
            7,400 Pentair, Inc............................    289,044
           17,300 Phoenix Cos., Inc.......................    156,219
            3,600 Roper Industries, Inc...................    133,920
                                                           ----------
                                                              934,078
                                                           ----------

                  DOMESTIC OIL--1.2%
           18,300 Premcor, Inc. (b).......................    394,365
                                                           ----------

                  DRUGS & HEALTH CARE--2.2%
           13,400 Alpharma, Inc...........................    289,440
            5,100 Atherogenics, Inc.......................     76,143
            8,000 CTI Molecular Imaging, Inc..............    151,280
            4,200 Medicis Pharmaceutical Corp. (Class A)..    238,140
                                                           ----------
                                                              755,003
                                                           ----------

                  ELECTRICAL EQUIPMENT--2.5%
           19,600 Advanced Energy Industries, Inc. (b)....    279,300
            6,500 C&D Technologies, Inc...................     93,340
           13,300 Wilson Greatbatch Technologies, Inc. (b)    480,130
                                                           ----------
                                                              852,770
                                                           ----------

                  ELECTRONICS--9.6%
            7,800 Coherent, Inc. (b)......................    186,654
           24,200 Electro Scientific Industries, Inc. (b).    366,872
            8,800 Flir Systems, Inc. (b)..................    265,320
           10,100 Gentex Corp. (b)........................    309,161
           11,300 Kemet Corp. (b).........................    114,130
           16,100 Merix Corp. (b).........................    122,682
           11,800 Mettler-Toledo International, Inc. (b)..    432,470
            6,200 Park Electrochemical Corp...............    123,690
            9,600 Technitrol, Inc. (b)....................    144,480
           18,500 Tektronix, Inc. (b).....................    399,600
            9,700 Trimble Navigation, Ltd. (b)............    222,421
           16,600 Varian, Inc. (b)........................    575,522
                                                           ----------
                                                            3,263,002
                                                           ----------

                  ENERGY--0.4%
            9,400 Headwaters, Inc. (b)....................    138,086
                                                           ----------

                  FINANCIAL SERVICES--2.1%
            8,600 American Capital Strategies, Ltd........    214,484
               50 Doral Financial Corp....................      2,232
            8,400 Financial Federal Corp. (b).............    204,960
            2,900 Jeffries Group, Inc.....................    144,391
            6,300 Waddell & Reed Financial, Inc. (Class A)    161,721
                                                           ----------
                                                              727,788
                                                           ----------

                  GAS & OIL--6.3%
           16,200 Cal Dive International, Inc. (b)........    353,160
           18,500 Chesapeake Energy Corp. (b).............    186,850
           12,100 FMC Technologies, Inc. (b)..............    254,705
           13,900 Patterson-UTI Energy, Inc. (b)..........    450,360

                See accompanying notes to financial statements.

                                    MSF-187

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
         SHARES                                              (NOTE 1)
         -------------------------------------------------------------

                GAS & OIL--(CONTINUED)
         23,400 PetroQuest Energy, Inc. (b)................ $   54,990
          9,700 Spinnaker Exploration Co. (b)..............    254,140
          6,400 Stone Energy Corp. (b).....................    268,288
         18,700 Superior Energy Services, Inc. (b).........    177,276
         12,000 Swift Energy Co. (b).......................    132,000
                                                            ----------
                                                             2,131,769
                                                            ----------

                GAS & PIPELINE UTILITIES--0.4%
          4,400 Energen Corp...............................    146,520
                                                            ----------

                HEALTH CARE--PRODUCTS--2.6%
          9,800 American Medical Systems Holdings, Inc. (b)    165,326
         13,600 Conceptus, Inc. (b)........................    191,080
          2,200 INAMED Corp. (b)...........................    118,118
          7,300 Varian Medical Systems, Inc. (b)...........    420,261
                                                            ----------
                                                               894,785
                                                            ----------

                HOTELS & RESTAURANTS--1.5%
         11,500 Four Seasons Hotels, Inc...................    497,490
                                                            ----------

                INDUSTRIAL MACHINERY--1.8%
         16,120 CNH Global NV..............................    153,785
          7,800 Cognex Corp................................    174,330
         15,000 Flowserve Corp. (b)........................    295,050
                                                            ----------
                                                               623,165
                                                            ----------

                INSURANCE--1.2%
         11,200 AmerUs Group Co............................    315,728
          2,900 IPC Holdings, Ltd..........................     97,150
                                                            ----------
                                                               412,878
                                                            ----------

                INTERNET--2.2%
            400 aQuantive, Inc. (b)........................      4,200
          9,400 Avocent Corp. (b)..........................    281,342
         10,600 Digital Insight Corp. (b)..................    201,930
         36,700 Entrust, Inc. (b)..........................    107,898
         17,700 webMethods, Inc. (b).......................    143,901
                                                            ----------
                                                               739,271
                                                            ----------

                IRON & STEEL--0.9%
          7,700 Cleveland Cliffs, Inc......................    137,445
          8,400 Reliance Steel & Aluminum Co...............    173,880
                                                            ----------
                                                               311,325
                                                            ----------

                LEISURE--2.7%
         15,200 Argosy Gaming Corp. (b)....................    317,832
         18,300 Pegasus Solutions, Inc. (b)................    297,375
         12,300 Station Casinos, Inc. (b)..................    310,575
                                                            ----------
                                                               925,782
                                                            ----------

                MEDIA--1.7%
         16,800 Acme Communications, Inc. (b)..............    127,680
         27,800 Entravision Communications Corp. (Class A).    315,530
         11,100 Sinclair Broadcast Group, Inc. (b).........    128,871
                                                            ----------
                                                               572,081
                                                            ----------

                                                             VALUE
           SHARES                                           (NOTE 1)
           ----------------------------------------------------------

                  REAL ESTATE--0.7%
           14,100 Jones Lang LaSalle, Inc. (b)............ $  222,780
                                                           ----------

                  REAL ESTATE INVESTMENT TRUST--0.3%
            3,000 Colonial Properties Trust...............    105,570
                                                           ----------

                  RETAIL--5.3%
           59,500 Charming Shoppes, Inc. (b)..............    295,715
            4,000 Cost Plus, Inc. (b).....................    142,640
            6,600 Fred's, Inc.............................    245,388
            6,200 Guitar Center, Inc. (b).................    179,800
            4,900 Regis Corp..............................    142,345
           11,500 The J. Jill Group, Inc. (b).............    193,660
           13,100 Tuesday Morning Corp. (b)...............    344,530
            6,700 Urban Outfitters, Inc. (b)..............    240,530
                                                           ----------
                                                            1,784,608
                                                           ----------

                  SEMICONDUCTORS--15.8%
           21,600 Atmel Corp. (b).........................     54,648
            6,200 Credence Systems Corp. (b)..............     52,514
           18,900 Cymer, Inc. (b).........................    596,484
           15,100 Exar Corp. (b)..........................    239,033
           31,800 Integrated Circuit Systems, Inc. (b)....    999,474
           18,000 Integrated Device Technology, Inc. (b)..    198,900
           20,000 Integrated Silicon Solution, Inc. (b)...    138,800
            7,900 Intersil Corp. (Class A) (b)............    210,219
           29,100 Lam Research Corp. (b)..................    529,911
           20,000 Lattice Semiconductor Corp. (b).........    164,600
            9,600 LTX Corp. (b)...........................     82,752
           30,500 Micrel, Inc. (b)........................    316,895
           10,100 Pericom Semiconductor Corp. (b).........     93,930
            9,100 PMC-Sierra, Inc. (b)....................    106,743
            9,100 Rudolph Technologies, Inc. (b)..........    145,236
           34,500 Semtech Corp. (b).......................    491,280
           32,100 Varian Semiconductor Equipment, Inc. (b)    955,296
                                                           ----------
                                                            5,376,715
                                                           ----------

                  SOFTWARE--6.4%
           10,950 Ascential Software Corp. (b)............    180,018
           31,800 Aspen Technology, Inc. (b)..............    152,640
           27,600 Borland Software Corp. (b)..............    269,652
            5,600 Hyperion Solutions Corp. (b)............    189,056
           25,200 Informatica Corp. (b)...................    174,132
           36,100 Lawson Software, Inc. (b)...............    280,497
           24,100 National Instruments Corp. (b)..........    910,498
                                                           ----------
                                                            2,156,493
                                                           ----------

                  TELECOMMUNICATIONS--2.3%
           27,500 Advanced Fibre Communications, Inc. (b).    447,425
           14,500 Anaren Microwave, Inc. (b)..............    135,865
            5,200 NII Holdings, Inc. (Class B)............    199,004
                                                           ----------
                                                              782,294
                                                           ----------

                  TRANSPORTATION--2.3%
           10,500 Knight Transportation, Inc. (b).........    261,450
            8,200 Landstar System, Inc. (b)...............    515,370
                                                           ----------
                                                              776,820
                                                           ----------

                See accompanying notes to financial statements.

                                    MSF-188

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--4.4%


                                                          VALUE
             SHARES                                      (NOTE 1)
             ------------------------------------------------------

                    TRUCKING & FREIGHT FORWARDING--1.9%
             25,900 Forward Air Corp. (b).............. $   657,083
                                                        -----------
                    Total Common Stocks
                     (Identified Cost $31,631,876).....  32,482,798
                                                        -----------

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
         --------------------------------------------------------------

                    DISCOUNT NOTES--4.4%
         $1,490,000 Federal Home Loan Bank 0.950%, 07/01/03 $ 1,490,000
                                                            -----------
                    Total Short Term Investments
                     (Identified Cost $1,490,000)..........   1,490,000
                                                            -----------
                    Total Investments--100.2%
                     (Identified Cost $33,121,876) (a).....  33,972,798
                    Other assets less liabilities..........       1,166
                                                            -----------
                    TOTAL NET ASSETS--100%................. $33,973,964
                                                            ===========

                See accompanying notes to financial statements.

                                    MSF-189

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.........................          $33,972,798
       Cash.........................................               58,025
       Receivable for:
        Securities sold.............................              142,077
        Fund shares sold............................               91,331
        Dividends and interest......................                4,443
        Due from investment adviser.................                9,468
                                                              -----------
         Total Assets...............................           34,278,142
     LIABILITIES
       Payable for:
        Fund shares redeemed........................ $ 97,953
        Securities purchased........................  144,693
        Withholding taxes...........................       70
       Accrued expenses:
        Management fees.............................   22,295
        Service and distribution fees...............    3,317
        Other expenses..............................   35,850
                                                     --------
         Total Liabilities..........................              304,178
                                                              -----------
     NET ASSETS.....................................          $33,973,964
                                                              ===========
       Net assets consist of:
        Capital paid in.............................          $36,188,899
        Undistributed net investment income (loss)..              (98,604)
        Accumulated net realized gains (losses).....           (2,967,252)
        Unrealized appreciation (depreciation) on
         investments................................              850,921
                                                              -----------
     NET ASSETS.....................................          $33,973,964
                                                              ===========
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($15,804,358 divided by 2,144,606
      shares outstanding)...........................          $      7.37
                                                              ===========
     CLASS B
     Net asset value and redemption price per share
      ($13,877,517 divided by 1,891,083
      shares outstanding)...........................          $      7.34
                                                              ===========
     CLASS E
     Net asset value and redemption price per share
      ($4,292,089 divided by 583,292
      shares outstanding)...........................          $      7.36
                                                              ===========
     Identified cost of investments.................          $33,121,876
                                                              ===========

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................           $   51,785 (a)
        Interest................................                9,052
                                                           ----------
                                                               60,837
      EXPENSES
        Management fees......................... $120,118
        Service and distribution fees--Class B..   13,461
        Service and distribution fees--Class E..    2,274
        Directors' fees and expenses............   11,321
        Custodian...............................   27,958
        Audit and tax services..................   11,150
        Legal...................................      819
        Printing................................    5,576
        Insurance...............................      324
        Miscellaneous...........................    1,201
                                                 --------
        Total expenses before reimbursements....  194,202
        Expense reimbursements..................  (33,060)    161,142
                                                 --------  ----------
      NET INVESTMENT INCOME (LOSS)..............             (100,305)
                                                           ----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................  (27,564)
        Foreign currency transactions--net......       61     (27,503)
                                                 --------
      Unrealized appreciation (depreciation) on:
        Investments--net........................            4,250,085
                                                           ----------
      Net gain (loss)...........................            4,222,582
                                                           ----------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
       OPERATIONS...............................           $4,122,277
                                                           ==========

(a)Net of foreign taxes of $1,165.

                See accompanying notes to financial statements.

                                    MSF-190

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED      YEAR ENDED
                                                                       JUNE 30,   DECEMBER 31,
                                                                         2003         2002
                                                                     -----------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $  (100,305) $  (129,951)
  Net realized gain (loss)..........................................     (27,503)  (2,506,177)
  Unrealized appreciation (depreciation)............................   4,250,085   (3,489,429)
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   4,122,277   (6,125,557)
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   6,134,465   17,876,334
                                                                     -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  10,256,742   11,750,777

NET ASSETS
  Beginning of the period...........................................  23,717,222   11,966,445
                                                                     -----------  -----------
  End of the period................................................. $33,973,964  $23,717,222
                                                                     ===========  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   (98,604) $     1,701
                                                                     ===========  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2003         DECEMBER 31, 2002
                                                               ----------------------  -----------------------
                                                                 SHARES        $         SHARES         $
                                                               ---------  -----------  ----------  -----------
CLASS A
  Sales....................................................... 1,001,301  $ 6,707,150   2,444,709  $17,954,229
  Reinvestments...............................................         0            0           0            0
  Redemptions.................................................  (739,917)  (4,893,953) (1,402,274)  (9,842,002)
                                                               ---------  -----------  ----------  -----------
  Net increase (decrease).....................................   261,384  $ 1,813,197   1,042,435  $ 8,112,227
                                                               =========  ===========  ==========  ===========
CLASS B
  Sales.......................................................   606,498  $ 3,995,516   1,706,542  $12,367,587
  Reinvestments...............................................         0            0           0            0
  Redemptions.................................................  (185,915)  (1,220,497)   (742,175)  (4,976,657)
                                                               ---------  -----------  ----------  -----------
  Net increase (decrease).....................................   420,583  $ 2,775,019     964,367  $ 7,390,930
                                                               =========  ===========  ==========  ===========
CLASS E
  Sales.......................................................   342,422  $ 2,270,558     389,068  $ 2,673,563
  Reinvestments...............................................         0            0           0            0
  Redemptions.................................................  (107,904)    (724,309)    (40,929)    (300,386)
                                                               ---------  -----------  ----------  -----------
  Net increase (decrease).....................................   234,518  $ 1,546,249     348,139  $ 2,373,177
                                                               =========  ===========  ==========  ===========
  Increase (decrease) derived from capital share transactions.   916,485  $ 6,134,465   2,354,941  $17,876,334
                                                               =========  ===========  ==========  ===========

                See accompanying notes to financial statements.

                                    MSF-191

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                    CLASS A                                  CLASS B
                                    ------------------------------------     ------------------------------------
                                    SIX MONTHS       YEAR     MAY 1, 2001(A) SIX MONTHS       YEAR     MAY 1, 2001(A)
                                      ENDED         ENDED        THROUGH       ENDED         ENDED        THROUGH
                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,   JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                       2003          2002          2001         2003          2002          2001
                                    ----------   ------------ -------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $  6.41       $  8.88        $10.00      $  6.39        $ 8.88        $10.00
                                     -------       -------        ------      -------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)......    (0.02)        (0.04)         0.00        (0.02)        (0.04)        (0.01)
 Net realized and unrealized gain
   (loss) on investments...........     0.98         (2.43)        (1.12)        0.97         (2.45)        (1.11)
                                     -------       -------        ------      -------        ------        ------
 Total from investment operations..     0.96         (2.47)        (1.12)        0.95         (2.49)        (1.12)
                                     -------       -------        ------      -------        ------        ------
NET ASSET VALUE, END OF PERIOD.....  $  7.37       $  6.41        $ 8.88      $  7.34        $ 6.39        $ 8.88
                                     =======       =======        ======      =======        ======        ======
TOTAL RETURN (%)...................     15.0 (b)     (27.8)        (11.2)(b)     14.9 (b)     (28.0)        (11.2)(b)
Ratio of operating expenses to
 average net assets (%)............     1.09 (c)      1.05          1.05 (c)     1.34 (c)      1.30          1.30 (c)
Ratio of net investment income
 (loss) to average net assets (%)..    (0.63)(c)     (0.60)         0.00 (c)    (0.88)(c)     (0.85)        (0.51)(c)
Portfolio turnover rate (%)........       36 (c)        33            67 (c)       36 (c)        33            67 (c)
Net assets, end of period (000)....  $15,804       $12,079        $7,468      $13,878        $9,403        $4,493
The Ratios of operating expenses
 to average net assets without
 giving effect to the contractual
 expense agreement would have been
 (%)...............................     1.34 (c)      1.51          2.69 (c)     1.59 (c)      1.76          2.94 (c)

                                                      CLASS E
                                      ------------------------------------
                                      SIX MONTHS                MAY 1, 2001(A)
                                        ENDED       YEAR ENDED     THROUGH
                                       JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                         2003          2002          2001
                                      ----------   ------------ --------------
  NET ASSET VALUE, BEGINNING OF
   PERIOD............................   $ 6.41        $ 8.88        $10.00
                                        ------        ------        ------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)......    (0.02)        (0.01)         0.00
   Net realized and unrealized gain
     (loss) on investments...........     0.97         (2.46)        (1.12)
                                        ------        ------        ------
   Total from investment operations..     0.95         (2.47)        (1.12)
                                        ------        ------        ------
  NET ASSET VALUE, END OF PERIOD.....   $ 7.36        $ 6.41        $ 8.88
                                        ======        ======        ======
  TOTAL RETURN (%)...................     14.8 (b)     (27.8)        (11.2)(b)
  Ratio of operating expenses to
   average net assets (%)............     1.24 (c)      1.20          1.20 (c)
  Ratio of net investment income
   (loss) to average net assets (%)..    (0.78)(c)     (0.72)        (0.41)(c)
  Portfolio turnover rate (%)........       36 (c)        33            67 (c)
  Net assets, end of period (000)....   $4,292        $2,235        $    6
  The Ratios of operating expenses
   to average net assets without
   giving effect to the contractual
   expense agreement would have been
   (%)...............................     1.49 (c)      1.66          2.84 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-192

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--98.1% OF TOTAL NET ASSETS

                                                             VALUE
          SHARES                                            (NOTE 1)
          ------------------------------------------------------------

                  ADVERTISING--2.6%
           62,600 ADVO, Inc. (b)......................... $  2,779,440
           39,050 Getty Images, Inc. (b).................    1,612,765
           34,875 Harte-Hanks, Inc.......................      662,625
           91,575 R. H. Donnelley Corp...................    3,339,740
                                                          ------------
                                                             8,394,570
                                                          ------------

                  AEROSPACE & DEFENSE--0.3%
           43,600 United Defense Industries, Inc.........    1,130,984
                                                          ------------

                  AIRLINES--0.7%
          115,075 SkyWest, Inc...........................    2,193,330
                                                          ------------

                  APPAREL & TEXTILES--0.1%
           16,450 Oshkosh B'Gosh, Inc....................      444,150
                                                          ------------

                  AUTO PARTS--0.6%
           70,800 Cooper Tire & Rubber Co. (b)...........    1,245,372
           11,775 Lear Corp. (b).........................      541,886
                                                          ------------
                                                             1,787,258
                                                          ------------

                  BANKS--8.2%
           75,575 BankAtlantic Bancorp, Inc. (Class A)...      898,587
           68,250 BankUnited Financial Corp. (b).........    1,375,237
           90,525 Boston Private Financial Holdings, Inc.    1,908,267
           77,062 CVB Financial Corp. (b)................    1,504,250
           50,600 East West Bancorp, Inc.................    1,828,684
           34,072 F.N.B. Corp. (b).......................    1,031,019
           60,975 First Midwest Bancorp, Inc.............    1,756,690
          164,295 First Niagara Financial Group, Inc.....    2,293,558
          190,375 Gold Banc Corp., Inc...................    2,000,841
           43,775 Independence Community Bank Corp.......    1,235,331
           19,875 Independent Bank Corp. (Michigan)......      510,589
           24,600 MAF Bancorp, Inc.......................      911,922
           51,134 New York Community Bancorp, Inc........    1,487,488
          122,200 Provident Financial Services, Inc......    2,327,910
           58,944 Republic Bancorp, Inc..................      791,028
           80,650 Sterling Bancshares, Inc...............    1,054,902
           82,225 UCBH Holdings, Inc.....................    2,358,213
           62,225 Umpqua Holdings Corp...................    1,181,653
                                                          ------------
                                                            26,456,169
                                                          ------------

                  BIOTECHNOLOGY--1.0%
           72,075 Integra LifeSciences Holdings Corp. (b)    1,901,339
           84,175 Telik, Inc. (b)........................    1,352,692
                                                          ------------
                                                             3,254,031
                                                          ------------

                  BUILDING & CONSTRUCTION--0.4%
          106,025 Lennox International, Inc..............    1,364,542
                                                          ------------

                  BUSINESS SERVICES--5.1%
           58,350 Advisory Board Co......................    2,364,342
           40,225 Arbitron, Inc. (b).....................    1,436,033
           33,275 Corinthian Colleges, Inc. (b)..........    1,616,167
           46,550 Corporate Executive Board Co. (b)......    1,886,672

                                                           VALUE
           SHARES                                         (NOTE 1)
           ---------------------------------------------------------

                   BUSINESS SERVICES--(CONTINUED)
            45,325 Kelly Services, Inc................. $  1,062,871
            73,225 Kroll, Inc..........................    1,981,468
           114,400 Navigant Consulting Co. (b).........    1,355,640
            62,525 NCO Group, Inc. (b).................    1,119,823
            28,950 Strayer Education, Inc..............    2,300,077
            60,275 Viad Corp...........................    1,349,557
                                                        ------------
                                                          16,472,650
                                                        ------------

                   CHEMICALS--1.7%
            77,375 Ferro Corp..........................    1,743,259
            42,275 Olin Corp...........................      722,902
            64,000 Spartech Corp.......................    1,357,440
            23,000 The Scotts Co. (Class A) (b)........    1,138,500
            12,625 Valspar Corp........................      533,028
                                                        ------------
                                                           5,495,129
                                                        ------------

                   COMPUTERS & BUSINESS EQUIPMENT--4.8%
            34,600 Anteon International Corp...........      965,686
            17,375 Global Imaging Systems, Inc.........      402,405
           150,625 IKON Office Solutions, Inc..........    1,340,562
            32,675 Imation Corp. (b)...................    1,235,769
            28,300 Kronos, Inc. (b)....................    1,437,923
           252,725 Lexar Media, Inc....................    2,410,996
            72,075 Manhattan Associates, Inc. (b)......    1,871,788
           114,550 Maxtor Corp. (b)....................      860,271
           185,175 McDATA Corp. (Class A) (b)..........    2,716,517
           102,175 Netscreen Technologies, Inc. (b)....    2,304,046
                                                        ------------
                                                          15,545,963
                                                        ------------

                   CONGLOMERATES--1.0%
            48,900 Actuant Corp........................    2,313,948
            47,850 Barnes Group, Inc. (b)..............    1,041,216
                                                        ------------
                                                           3,355,164
                                                        ------------

                   CONSTRUCTION MATERIALS--0.6%
            79,300 ElkCorp.............................    1,784,250
                                                        ------------

                   DISTRIBUTION/WHOLESALE--1.0%
            39,750 Hughes Supply, Inc..................    1,379,325
            33,300 ScanSource, Inc. (b)................      890,775
            35,250 Tech Data Corp. (b).................      941,527
                                                        ------------
                                                           3,211,627
                                                        ------------

                   DRUGS & HEALTH CARE--8.1%
           103,975 Alkermes, Inc. (b)..................    1,117,731
            24,350 Angiotech Pharmaceuticals, Inc......      992,019
            95,350 Atherogenics, Inc...................    1,423,575
            62,125 CIMA Laboratories, Inc. (b).........    1,670,541
            38,275 Eon Labs, Inc. (b)..................    1,345,366
            38,625 Esperion Therapeutics (b)...........      756,664
            31,325 Gen-Probe, Inc......................    1,280,253
            23,425 ICOS Corp...........................      860,869
            65,300 ILEX Oncology, Inc. (b).............    1,267,473

                See accompanying notes to financial statements.

                                    MSF-193

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
        ---------------------------------------------------------------

                DRUGS & HEALTH CARE--(CONTINUED)
         52,400 Ligand Pharmaceuticals, Inc. (Class B) (b) $    712,116
         17,825 Medicis Pharmaceutical Corp. (Class A)....    1,010,678
         72,450 Odyssey Healthcare, Inc...................    2,680,650
         37,350 Omnicare, Inc.............................    1,262,056
        194,075 Perrigo Co................................    3,035,333
         45,750 Pharmaceutical Resources, Inc. (b)........    2,226,195
         31,525 Renal Care Group, Inc.....................    1,109,995
         60,925 Tanox, Inc. (b)...........................      977,846
         61,850 The Medicines Co. (b).....................    1,217,827
         59,225 VistaCare, Inc. (Class A).................    1,439,760
                                                           ------------
                                                             26,386,947
                                                           ------------

                ELECTRIC UTILITIES--1.2%
         68,750 ALLETE, Inc...............................    1,825,312
         37,950 Black Hills Corp..........................    1,165,065
         40,450 Texas Genco Holdings, Inc.................      940,463
                                                           ------------
                                                              3,930,840
                                                           ------------

                ELECTRICAL EQUIPMENT--1.2%
         97,425 American Power Conversion Corp. (b).......    1,518,856
         48,850 AMETEK, Inc...............................    1,790,352
         48,550 C&D Technologies, Inc.....................      697,178
                                                           ------------
                                                              4,006,386
                                                           ------------

                ELECTRONICS--1.5%
         33,225 Cubic Corp. (b)...........................      738,259
         53,200 FEI Co. (b)...............................      998,032
         35,025 Planar Systems, Inc. (b)..................      685,089
         38,075 Technitrol, Inc. (b)......................      573,029
         55,300 Varian, Inc. (b)..........................    1,917,251
                                                           ------------
                                                              4,911,660
                                                           ------------

                ENVIRONMENTAL CONTROL--0.5%
         44,150 Waste Connections, Inc. (b)...............    1,547,458
                                                           ------------

                FINANCIAL SERVICES--0.6%
         32,975 Affiliated Managers Group, Inc. (b).......    2,009,826
                                                           ------------

                FOOD & BEVERAGES--1.1%
         23,813 Flowers Foods, Inc........................      470,535
         89,175 Hain Celestial Group, Inc. (b)............    1,425,908
         72,800 Interstate Bakeries Corp..................      924,560
         29,525 Ralcorp Holdings, Inc. (b)................      736,944
                                                           ------------
                                                              3,557,947
                                                           ------------

                FOREST PRODUCTS & PAPER--0.5%
         18,825 Boise Cascade Corp........................      449,918
         67,650 Rock Tennessee Co.........................    1,146,667
                                                           ------------
                                                              1,596,585
                                                           ------------

                GAS & OIL--3.4%
         46,225 Atwood Oceanics, Inc. (b).................    1,255,009
         56,325 Evergreen Resources, Inc. (b).............    3,059,011

                                                                 VALUE
     SHARES                                                     (NOTE 1)
     ---------------------------------------------------------------------

             GAS & OIL--(CONTINUED)
      92,750 Grant Prideco, Inc. (b)......................... $  1,089,812
     377,950 Grey Wolf, Inc. (b).............................    1,526,918
      41,300 Hydril Co. (b)..................................    1,125,425
     110,425 Key Energy Services, Inc........................    1,183,756
      35,406 Patina Oil & Gas Corp...........................    1,138,303
      25,825 Tetra Technologies, Inc. (b)....................      765,711
                                                              ------------
                                                                11,143,945
                                                              ------------

             GAS & PIPELINE UTILITIES--1.7%
      66,125 AGL Resources, Inc..............................    1,682,220
      24,450 Energen Corp....................................      814,185
      42,875 New Jersey Resources Corp.......................    1,522,062
      39,175 Southern Union Co. (b)..........................      663,625
      29,575 Vectren Corp....................................      740,854
                                                              ------------
                                                                 5,422,946
                                                              ------------

             HEALTH CARE--PRODUCTS--1.6%
      76,875 Sybron Dental Specialties, Inc. (b).............    1,814,250
      89,975 United Surgical Partners International, Inc. (b)    2,032,535
      22,175 Ventana Medical Systems, Inc. (b)...............      602,717
      31,900 Viasys Healthcare, Inc..........................      660,330
                                                              ------------
                                                                 5,109,832
                                                              ------------

             HOME BUILDERS--0.8%
     100,525 Monaco Coach Corp. (b)..........................    1,541,048
      26,925 Standard-Pacific Corp...........................      892,833
                                                              ------------
                                                                 2,433,881
                                                              ------------

             HOTELS & RESTAURANTS--3.0%
      20,525 Applebee's International, Inc...................      645,101
      59,325 CEC Entertainment, Inc. (b).....................    2,190,872
      79,925 Fairmont Hotels Resorts, Inc....................    1,870,245
      65,625 Leapfrog Enterprises, Inc.......................    2,087,531
      52,400 Panera Bread Co. (b)............................    2,096,000
      65,250 The Steak N Shake Co............................      995,063
                                                              ------------
                                                                 9,884,812
                                                              ------------

             HOUSEHOLD APPLIANCES & HOME FURNISHINGS--1.1%
      93,850 Furniture Brands International, Inc. (b)........    2,449,485
      14,475 Harman International Industries, Inc............    1,145,551
                                                              ------------
                                                                 3,595,036
                                                              ------------

             HOUSEHOLD PRODUCTS--0.4%
      24,800 Blyth, Inc. (b).................................      674,560
      28,475 Fossil, Inc. (b)................................      670,871
                                                              ------------
                                                                 1,345,431
                                                              ------------

             INDUSTRIAL MACHINERY--2.2%
      39,475 Clarcor, Inc....................................    1,521,761
      61,500 Gardner Denver, Inc. (b)........................    1,258,290
      38,575 IDEX Corp.......................................    1,397,958

                See accompanying notes to financial statements.

                                    MSF-194

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                              VALUE
        SHARES                                               (NOTE 1)
        ---------------------------------------------------------------

                INDUSTRIAL MACHINERY--(CONTINUED)
         72,000 Robbins & Myers, Inc...................... $  1,332,000
        101,700 Stewart & Stevenson Services, Inc.........    1,601,775
                                                           ------------
                                                              7,111,784
                                                           ------------

                INSURANCE--4.6%
         70,950 American Financial Group, Inc.............    1,617,660
         58,600 AmerUs Group Co...........................    1,651,934
         49,425 Arch Capital Group, Ltd...................    1,716,530
         16,275 Delphi Financial Group, Inc. (b)..........      761,670
         55,750 Endurance Specialty Holdings, Ltd.........    1,664,137
         77,100 HCC Insurance Holdings, Inc...............    2,279,847
         54,475 Platinum Underwriters Holdings, Ltd.......    1,478,452
         82,200 PMA Capital Corp..........................    1,033,254
         12,400 ProAssurance Corp.........................      334,676
         36,100 Protective Life Corp......................      965,675
         40,775 RLI Corp..................................    1,341,498
                                                           ------------
                                                             14,845,333
                                                           ------------

                INTERNET--4.4%
        151,375 Ask Jeeves, Inc. (b)......................    2,081,406
         83,200 Avocent Corp. (b).........................    2,490,176
        131,075 DoubleClick, Inc. (b).....................    1,212,444
        132,525 Monster Worldwide, Inc. (b)...............    2,614,718
        231,150 RSA Security, Inc.........................    2,484,863
        130,600 United Online, Inc. (b)...................    3,309,404
                                                           ------------
                                                             14,193,011
                                                           ------------

                IRON & STEEL--0.3%
         43,875 Reliance Steel & Aluminum Co..............      908,213
                                                           ------------

                LEISURE--1.6%
         80,275 Dover Downs Gaming & Entertainment, Inc...      742,544
         28,850 Downey Financial Corp.....................    1,191,505
         61,950 Pegasus Solutions, Inc. (b)...............    1,006,687
         89,625 Station Casinos, Inc. (b).................    2,263,031
                                                           ------------
                                                              5,203,767
                                                           ------------

                MEDIA--2.7%
         49,375 Belo Corp. (Class A)......................    1,104,025
        149,500 Entravision Communications Corp. (Class A)    1,696,825
         97,850 Radio One, Inc. (Class D) (b).............    1,738,794
        146,450 Regent Communications, Inc. (b)...........      864,055
         75,750 Saga Communications, Inc. (b).............    1,473,337
         32,325 Scholastic Corp. (b)......................      962,639
         96,150 XM Satellite Radio Holdings, Inc. (b).....    1,062,458
                                                           ------------
                                                              8,902,133
                                                           ------------

                METALS--1.2%
        117,100 Maverick Tube Corp. (b)...................    2,242,465
         43,925 Mueller Industries, Inc. (b)..............    1,190,807
         14,075 Quanex Corp...............................      418,309
                                                           ------------
                                                              3,851,581
                                                           ------------

                                                             VALUE
         SHARES                                             (NOTE 1)
         -------------------------------------------------------------

                 PUBLISHING--1.0%
         122,675 John Wiley & Sons, Inc.................. $  3,214,085
                                                          ------------

                 RAILROADS & EQUIPMENT--0.5%
          85,100 Genesee & Wyoming, Inc..................    1,750,507
                                                          ------------

                 REAL ESTATE--0.1%
          21,800 American Financial Reality Trust........      325,038
                                                          ------------

                 REAL ESTATE INVESTMENT TRUST--3.2%
          70,700 Bedford Property Investors, Inc. (b)....    2,007,880
          35,525 CBL & Associates Properties, Inc. (b)...    1,527,575
          85,200 Corporate Office Properties Trust.......    1,442,436
          60,775 Heritage Property Investment Trust, Inc.    1,645,787
          38,700 LaSalle Hotel Properties................      571,986
          45,700 Liberty Property Trust..................    1,581,220
          42,375 The Macerich Co.........................    1,488,634
                                                          ------------
                                                            10,265,518
                                                          ------------

                 RETAIL--5.0%
          92,025 Aeropostale, Inc........................    1,976,697
          35,525 Ann Taylor Stores Corp. (b).............    1,028,449
          52,125 BJ's Wholesale Club, Inc. (b)...........      785,003
          33,600 Ftd.com, Inc............................      678,048
          81,300 Gart Sports Co. (b).....................    2,305,668
          80,025 Genesco, Inc. (b).......................    1,416,442
          79,175 Guitar Center, Inc. (b).................    2,296,075
          86,200 Petco Animal Supplies, Inc..............    1,873,988
          25,550 School Specialty, Inc...................      727,153
          95,975 The Finish Line, Inc. (b)...............    2,131,605
          45,425 The Men's Wearhouse, Inc................      992,536
                                                          ------------
                                                            16,211,664
                                                          ------------

                 SEMICONDUCTORS--7.4%
          37,725 Actel Corp. (b).........................      773,363
          95,100 Artisan Components, Inc.................    2,150,211
         187,900 Cypress Semiconductor Corp. (b).........    2,254,800
          73,600 DSP Group, Inc. (b).....................    1,584,608
          47,950 Emulex Corp.............................    1,091,821
         192,175 GlobespanVirata, Inc....................    1,585,444
          22,825 Integrated Circuit Systems, Inc. (b)....      717,390
         178,425 Integrated Device Technology, Inc. (b)..    1,971,596
         120,800 Intersil Corp. (Class A) (b)............    3,214,488
         142,475 Lam Research Corp. (b)..................    2,594,470
          80,825 OmniVision Technologies, Inc............    2,521,740
          58,150 Semtech Corp. (b).......................      828,056
          30,600 Varian Semiconductor Equipment, Inc.....      910,656
         101,450 Veeco Instruments, Inc. (b).............    1,727,693
                                                          ------------
                                                            23,926,336
                                                          ------------

                 SOFTWARE--5.0%
          51,563 Ascential Software Corp. (b)............      847,688
          58,525 Autodesk, Inc...........................      945,764
          42,175 Concord Communications, Inc. (b)........      579,063
         109,175 Documentum, Inc. (b)....................    2,147,472

                See accompanying notes to financial statements.

                                    MSF-195

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
       -----------------------------------------------------------------

               SOFTWARE--(CONTINUED)
        43,350 Filenet Corp. (b)........................... $    782,034
        20,550 Hyperion Solutions Corp. (b)................      693,768
        33,725 NDCHealth Corp..............................      618,854
        83,525 NETIQ Corp. (b).............................    1,291,296
       234,450 Parametric Technology Corp. (b).............      715,073
       181,575 Quest Software, Inc.........................    2,160,742
        32,075 Radware, Ltd................................      549,445
       232,450 Red Hat, Inc. (b)...........................    1,759,646
       104,900 Serena Software, Inc. (b)...................    2,190,312
        28,600 Take Two Interactive Software, Inc. (b).....      810,524
        25,650 Ulticom, Inc. (b)...........................      243,675
                                                            ------------
                                                              16,335,356
                                                            ------------

               TELECOMMUNICATIONS--2.0%
        78,275 Aeroflex, Inc. (b)..........................      605,849
       106,650 Andrew Corp. (b)............................      981,180
        36,100 Commonwealth Telephone Enterprises, Inc. (b)    1,587,317
        69,100 CommScope, Inc..............................      656,450
       125,475 Foundry Networks, Inc.......................    1,806,840
        64,775 Tekelec, Inc................................      731,957
                                                            ------------
                                                               6,369,593
                                                            ------------

               TRANSPORTATION--1.3%
        75,375 Knight Transportation, Inc. (b).............    1,876,837
        16,725 Landstar System, Inc. (b)...................    1,051,166
        53,325 Yellow Corp. (b)............................    1,234,474
                                                            ------------
                                                               4,162,477
                                                            ------------

                                                            VALUE
           SHARES                                          (NOTE 1)
         -------------------------------------------------------------

                     UTILITIES--0.8%
              38,275 American State Water Co............ $  1,044,907
              68,500 Philadelphia Suburban Corp.........    1,670,030
                                                         ------------
                                                            2,714,937
                                                         ------------
                     Total Common Stocks
                      (Identified Cost $272,141,386)....  318,064,682
                                                         ------------

         SHORT TERM INVESTMENTS--5.2%
            FACE
           AMOUNT
         -------------------------------------------------------------

                     COMMERCIAL PAPER--5.2%
         $16,678,000 UBS Finance, Inc. 1.200%, 07/01/03.   16,678,000
                                                         ------------
                     Total Short Term Investments
                      (Identified Cost $16,678,000).....   16,678,000
                                                         ------------
                     Total Investments--103.3%
                      (Identified Cost $288,819,386) (a)  334,742,682
                     Other assets less liabilities......  (10,542,984)
                                                         ------------
                     TOTAL NET ASSETS--100%............. $324,199,698
                                                         ============

                See accompanying notes to financial statements.

                                    MSF-196

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................             $334,742,682
       Cash.....................................                      676
       Receivable for:
        Securities sold.........................                1,250,365
        Fund shares sold........................                  483,949
        Dividends and interest..................                  228,882
                                                             ------------
         Total Assets...........................              336,706,554
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   803,715
        Securities purchased....................  11,373,776
        Withholding taxes.......................         360
       Accrued expenses:
        Management fees.........................     238,828
        Service and distribution fees...........       2,129
        Deferred trustees fees..................      18,670
        Other expenses..........................      69,378
                                                 -----------
         Total Liabilities......................               12,506,856
                                                             ------------
     NET ASSETS.................................             $324,199,698
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $354,076,618
        Undistributed net investment income.....                   66,459
        Accumulated net realized gains
         (losses)...............................              (75,866,675)
        Unrealized appreciation (depreciation)
         on investments and foreign currency....               45,923,296
                                                             ------------
     NET ASSETS.................................             $324,199,698
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($306,178,926 divided by
      1,930,912 shares outstanding).............             $     158.57
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($17,688 divided by 112 shares
      outstanding)..............................             $     157.82
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($18,003,084 divided by 113,819
      shares outstanding).......................             $     158.17
                                                             ============
     Identified cost of investments.............             $288,819,386
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................            $1,286,128 (a)
        Interest................................                 63,787
                                                            -----------
                                                              1,349,915
      EXPENSES
        Management fees......................... $1,298,787
        Service and distribution fees--Class B..          5
        Service and distribution fees--Class E..      9,789
        Directors' fees and expenses............      9,736
        Custodian...............................     61,720
        Audit and tax services..................     11,150
        Legal...................................      4,123
        Printing................................     33,141
        Insurance...............................      4,005
        Miscellaneous...........................      1,254
                                                 ----------
        Total expenses..........................              1,433,710
                                                            -----------
      NET INVESTMENT INCOME (LOSS)..............                (83,795)
                                                            -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................                279,116
      Unrealized appreciation (depreciation) on:
        Investments--net........................             39,818,508
                                                            -----------
      Net gain (loss)...........................             40,097,624
                                                            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $40,013,829
                                                            ===========

(a)Net of foreign taxes of $360.

                See accompanying notes to financial statements.

                                    MSF-197

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                      SIX MONTHS
                                                                        ENDED        YEAR ENDED
                                                                       JUNE 30,     DECEMBER 31,
                                                                         2003           2002
                                                                     ------------  -------------
FROM OPERATIONS
  Net investment income (loss)...................................... $    (83,795) $     483,967
  Net realized gain (loss)..........................................      279,116    (41,896,537)
  Unrealized appreciation (depreciation)............................   39,818,508    (44,041,684)
                                                                     ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   40,013,829    (85,454,254)
                                                                     ------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................            0       (387,987)
   Class E..........................................................            0         (2,383)
                                                                     ------------  -------------
  TOTAL DISTRIBUTIONS...............................................            0       (390,370)
                                                                     ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (7,534,249)   (31,102,557)
                                                                     ------------  -------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   32,479,580   (116,947,181)

NET ASSETS
  Beginning of the period...........................................  291,720,118    408,667,299
                                                                     ------------  -------------
  End of the period................................................. $324,199,698  $ 291,720,118
                                                                     ============  =============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $     66,459  $     150,254
                                                                     ============  =============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2003         DECEMBER 31, 2002
                                                               ----------------------  -----------------------
                                                                SHARES         $        SHARES         $
                                                               --------  ------------  --------  -------------
CLASS A
  Sales.......................................................  196,082  $ 27,716,883   581,606  $  90,411,078
  Reinvestments...............................................        0            --     2,394        387,987
  Redemptions................................................. (291,768)  (40,914,359) (850,874)  (131,509,959)
                                                               --------  ------------  --------  -------------
  Net increase (decrease).....................................  (95,686) $(13,197,476) (266,874) $ (40,710,894)
                                                               ========  ============  ========  =============
CLASS B
  Sales.......................................................      112  $     16,911         7  $       1,050
  Reinvestments...............................................        0             0         0              0
  Redemptions.................................................       (7)       (1,106)        0              0
                                                               --------  ------------  --------  -------------
  Net increase (decrease).....................................      105  $     15,805         7  $       1,050
                                                               ========  ============  ========  =============
CLASS E
  Sales.......................................................   42,840  $  6,050,497    71,859  $  11,219,299
  Reinvestments...............................................        0             0        13          2,383
  Redemptions.................................................   (2,892)     (403,075)  (10,104)    (1,614,395)
                                                               --------  ------------  --------  -------------
  Net increase (decrease).....................................   39,948  $  5,647,422    61,768  $   9,607,287
                                                               ========  ============  ========  =============
  Increase (decrease) derived from capital share transactions.  (55,633) $ (7,534,249) (205,099) $ (31,102,557)
                                                               ========  ============  ========  =============

                See accompanying notes to financial statements.

                                    MSF-198

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                CLASS A
                                    --------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                   YEAR ENDED DECEMBER 31,
                                      JUNE 30,    ------------------------------------------------
                                        2003        2002      2001      2000      1999      1998
                                    ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $ 138.89     $ 177.25  $ 210.41  $ 201.73  $ 153.52  $ 158.92
                                     --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)......     (0.03)        0.14      0.34      0.42      0.51      1.24
 Net realized and unrealized gain
   (loss) on investments...........     19.71       (38.32)   (19.28)    10.13     48.23     (4.01)
                                     --------     --------  --------  --------  --------  --------
 Total from investment operations..     19.68       (38.18)   (18.94)    10.55     48.74     (2.77)
                                     --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
   income..........................      0.00        (0.18)    (0.53)    (0.01)    (0.53)    (1.24)
 Distributions from net realized
   capital gains...................      0.00         0.00    (12.67)    (1.86)     0.00     (1.32)
 Distributions in excess of net
   realized capital gains..........      0.00         0.00     (1.02)     0.00      0.00     (0.07)
                                     --------     --------  --------  --------  --------  --------
 Total Distributions...............      0.00        (0.18)   (14.22)    (1.87)    (0.53)    (2.63)
                                     --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.....  $ 158.57     $ 138.89  $ 177.25  $ 210.41  $ 201.73  $ 153.52
                                     ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)...................      14.2 (b)    (21.6)     (8.8)      5.2      31.8      (1.7)
Ratio of operating expenses to
 average net assets before expense
 reductions (%)....................      0.99 (c)     0.97      1.00      0.96      1.00      1.00
Ratio of operating expenses to
 average net assets after expense
 reductions (%) (d)................        --         0.97      1.00      0.95        --        --
Ratio of net investment income
 (loss) to average net assets (%)..     (0.05)(c)     0.14      0.18      0.22      0.34      0.88
Portfolio turnover rate (%)........       115 (c)       99       111       148       146       111
Net assets, end of period (000)....  $306,179     $281,477  $406,525  $486,439  $322,318  $238,589
The Ratios of operating expenses
 to average net assets without
 giving effect to the contractual
 expense agreement would have been
 (%)...............................        --           --      1.00      0.95      1.10      1.10

                                               CLASS B                            CLASS E
                                    -------------------------     ------------------------------------
                                    SIX MONTHS   JULY 29, 2002(A) SIX MONTHS                MAY 1, 2001(A)
                                      ENDED          THROUGH        ENDED       YEAR ENDED     THROUGH
                                     JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                       2003            2002          2003          2002          2001
                                    ----------   ---------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $138.20         $144.89       $138.65       $177.03       $179.40
                                     -------         -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)......    (0.02)           0.00         (0.08)         0.03          0.07
 Net realized and unrealized gain
   (loss) on investments...........    19.64           (6.69)        19.60        (38.32)        (2.44)
                                     -------         -------       -------       -------       -------
 Total from investment operations..    19.62           (6.69)        19.52        (38.29)        (2.37)
                                     -------         -------       -------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net investment
   income..........................     0.00            0.00          0.00         (0.09)         0.00
 Distributions from net realized
   capital gains...................     0.00            0.00          0.00          0.00          0.00
 Distributions in excess of net
   realized capital gains..........     0.00            0.00          0.00          0.00          0.00
                                     -------         -------       -------       -------       -------
 Total Distributions...............     0.00            0.00          0.00         (0.09)         0.00
                                     -------         -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD.....  $157.82         $138.20       $158.17       $138.65       $177.03
                                     =======         =======       =======       =======       =======
TOTAL RETURN (%)...................     14.2 (b)        (4.6)(b)      14.1 (b)     (21.6)         (1.3)(b)
Ratio of operating expenses to
 average net assets before expense
 reductions (%)....................     1.24 (c)        1.22 (c)      1.14 (c)      1.12          1.15 (c)
Ratio of operating expenses to
 average net assets after
 expense reductions (%) (d)........       --            1.22 (c)        --          1.12          1.15 (c)
Ratio of net investment income
 (loss) to average net assets (%)..    (0.10)(c)        0.00 (c)     (0.18)(c)     (0.01)         0.03 (c)
Portfolio turnover rate (%)........      115 (c)          99 (c)       115 (c)        99           111 (c)
Net assets, end of period (000)....  $    18         $     1       $18,003       $10,242       $ 2,142
The Ratios of operating expenses
 to average net assets without
 giving effect to the contractual
 expense agreement would have been
 (%)...............................       --              --            --            --          1.15 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-199

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--99.8% OF TOTAL NET ASSETS


                                                             VALUE
        SHARES                                              (NOTE 1)
        ---------------------------------------------------------------

               ADVERTISING--0.4%
         5,431 ADVO, Inc. (b)............................ $     241,136
        10,475 Catalina Marketing Corp. (b)..............       184,884
        57,895 Cross Media Marketing Corp. (b) (c).......           579
           241 Grey Global Group, Inc....................       186,175
         5,410 R. H. Donnelley Corp. (b).................       197,303
         4,556 ValueVision Media, Inc. (b)...............        62,098
                                                          -------------
                                                                872,175
                                                          -------------

               AEROSPACE & DEFENSE--1.1%
         8,794 AAR Corp..................................        62,086
         2,451 Applied Signal Technology, Inc............        41,667
         5,681 Armor Holdings, Inc. (b)..................        76,125
         2,253 Curtiss Wright Corp.......................       142,390
         5,826 DRS Technologies, Inc. (b)................       162,662
         1,559 Ducommun, Inc. (b)........................        21,982
         4,265 EDO Corp..................................        75,490
         3,449 Engineered Support Systems, Inc...........       144,341
         5,703 Esterline Technologies Corp. (b)..........        99,289
         7,029 Gencorp, Inc..............................        62,488
         2,985 Heico Corp................................        36,417
           206 Heico Corp. (Class A).....................         1,844
         2,700 Herley Industries, Inc. (b)...............        45,846
         2,665 Integrated Defense Technologies, Inc. (b).        41,334
         5,065 Kaman Corp................................        59,210
         4,128 Moog, Inc. (b)............................       143,448
        12,638 Orbital Sciences Corp. (b)................        92,257
         1,361 Sequa Corp. (b)...........................        46,682
         8,794 Teledyne Technologies, Inc. (b)...........       115,201
        21,633 Titan Corp. (b)...........................       222,604
         3,906 Triumph Group, Inc. (b)...................       110,032
         3,632 United Industrial Corp....................        59,202
         6,046 Veridian Corp. (b)........................       210,945
                                                          -------------
                                                              2,073,542
                                                          -------------

               AGRICULTURAL OPERATIONS--0.1%
        10,206 Delta & Pine Land Co......................       224,328
         2,337 Tejon Ranch Co. (b).......................        70,344
                                                          -------------
                                                                294,672
                                                          -------------

               AIRLINES--1.0%
        17,998 Airtran Holdings, Inc. (b)................       188,439
         6,606 Alaska Air Group, Inc. (b)................       141,699
         8,267 America West Holding Corp. (Class B) (b)..        56,215
        42,480 AMR Corp. (b).............................       467,280
        11,363 Atlantic Coast Airlines Holdings, Inc. (b)       153,287
        17,885 Continental Airlines, Inc. (Class B) (b)..       267,738
         8,231 ExpressJet Holdings, Inc. (b).............       124,288
         8,165 Frontier Airlines, Inc. (b)...............        74,138
         6,970 Mesa Air Group, Inc. (b)..................        55,760
        16,575 Northwest Airlines Corp. (b)..............       187,132
        15,677 SkyWest, Inc..............................       298,804
                                                          -------------
                                                              2,014,780
                                                          -------------

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                APPAREL & TEXTILES--1.1%
          1,950 Angelica Corp........................... $      33,052
          1,879 Cherokee, Inc. (b)......................        37,618
          5,328 G&K Services, Inc.......................       157,709
          8,056 Gymboree Corp. (b)......................       135,180
          3,310 K-Swiss, Inc............................       114,261
          7,530 Kellwood Co.............................       238,174
          4,730 Maxwell Shoe, Inc. (b)..................        68,112
          7,035 Nautica Enterprises, Inc. (b)...........        90,259
          2,319 Oshkosh B'Gosh, Inc.....................        62,613
          1,373 Oxford Industries, Inc..................        57,007
          6,375 Phillips Van Heusen Corp................        86,891
         14,790 Quiksilver, Inc. (b)....................       243,887
          6,769 Russell Corp............................       128,611
          5,247 Skechers U. S. A., Inc. (b).............        38,828
          2,786 Steven Madden, Ltd. (b).................        60,846
         11,458 Stride Rite Corp........................       114,122
          9,489 The Warnaco Group, Inc. (b).............       127,627
         11,319 Unifi, Inc. (b).........................        70,178
          2,508 Unifirst Corp...........................        54,925
          4,159 Van's, Inc. (b).........................        37,348
            538 Weyco Group, Inc........................        24,753
         10,730 Wolverine World Wide, Inc...............       206,660
                                                         -------------
                                                             2,188,661
                                                         -------------

                AUTO PARTS--0.9%
          3,922 Aftermarket Technology Corp. (b)........        41,220
          3,124 Bandag, Inc.............................       116,431
         13,289 Collins & Aikman Corp. (b)..............        39,203
         17,781 Cooper Tire & Rubber Co.................       312,768
          5,697 Dura Automotive Systems, Inc. (b).......        55,888
          3,181 Keystone Automotive Industries, Inc. (b)        58,085
          3,924 Midas, Inc. (b).........................        47,559
          6,346 Modine Manufacturing Co.................       122,922
            802 Strattec Security Corp. (b).............        42,666
          6,075 Superior Industries International, Inc..       253,327
         11,651 Tenneco Automotive, Inc. (b)............        41,944
         41,027 The Goodyear Tire & Rubber Co...........       215,392
         13,914 Tower Automotive, Inc. (b)..............        50,925
         35,568 Visteon Corp............................       244,352
          6,488 Wabash National Corp. (b)...............        91,027
                                                         -------------
                                                             1,733,709
                                                         -------------

                AUTOMOBILES--0.1%
          4,322 Oshkosh Truck Corp......................       256,381
                                                         -------------

                BANKS--11.7%
          3,272 1st Source Corp.........................        60,728
          2,234 ABC Bancorp.............................        32,013
          2,669 Accredited Home Lenders Holding Co. (b).        52,312
          2,719 Alabama National Bancorp................       131,817
          3,537 Allegiant Bancorp, Inc..................        71,624
          6,611 Amcore Financial, Inc...................       153,904
          1,317 American National Bankshares, Inc.......        35,414
          2,550 Americanwest Bancorp (b)................        41,387
          5,747 Anchor Bancorp Wisconsin, Inc...........       137,296

                See accompanying notes to financial statements.

                                    MSF-200

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                            VALUE
          SHARES                                           (NOTE 1)
          ------------------------------------------------------------

                 BANKS--(CONTINUED)
           5,747 Anchor Bancorp Wisconsin, Inc.......... $     137,296
           2,206 Arrow Financial Corp...................        73,614
             880 Bancfirst Corp.........................        45,637
           1,884 Banctrust Financial Group, Inc.........        29,993
           2,510 Bank Mutual Corp.......................        81,575
           4,390 Bank of Granite Corp...................        74,849
           1,344 Bank of the Ozarks, Inc................        52,093
          11,805 BankAtlantic Bancorp, Inc. (Class A)...       140,361
           7,779 BankUnited Financial Corp. (b).........       156,747
           2,331 Banner Corp............................        47,762
          17,434 Bay View Capital Corp. (b).............       100,769
           1,410 Berkshire Hill Bancorp, Inc............        40,044
           5,490 Boston Private Financial Holdings, Inc.       115,729
          16,550 Brookline Bancorp, Inc.................       231,700
             842 Bryn Mawr Bank Corp....................        31,213
           1,956 BSB Bancorp, Inc.......................        48,548
             933 C & F Financial Corp...................        36,620
           2,111 Camco Financial Corp...................        32,910
           2,725 Camden National Corp...................        74,937
           2,412 Capital City Bank Group, Inc. (b)......        87,296
           1,386 Capital Corp. of The West..............        35,149
           2,411 Capitol Bancorp, Ltd...................        65,338
           4,183 Cascade Bancorp........................        72,491
           4,067 Cathay Bancorp, Inc....................       181,307
           1,453 Cavalry Bancorp, Inc...................        24,527
             828 CB Bancshares, Inc.....................        51,454
           1,950 CCBT Financial Cos., Inc...............        46,586
           2,121 Center Bancorp, Inc....................        32,070
           1,846 Central Coast Bancorp (b)..............        30,957
           3,186 Central Pacific Financial Corp.........        88,252
           1,127 Century Bancorp, Inc...................        33,562
           2,715 CFS Bancorp, Inc.......................        38,282
             897 Charter Financial Corp. (c)............        25,340
           6,140 Chemical Financial Corp................       182,972
           9,109 Chittenden Corp........................       249,131
          11,758 Citizens Banking Corp..................       314,762
           2,046 Citizens First Bancorp, Inc............        44,685
           2,507 Citizens South Banking Corp............        33,193
           2,216 City Bank..............................        59,965
           4,586 City Holdings Co.......................       134,232
           1,012 CNB Financial Corp.....................        45,520
             966 Coastal Bancorp, Inc...................        27,454
           2,068 Coastal Financial Corp.................        26,698
           1,674 Cobiz, Inc.............................        22,666
           1,308 Columbia Bancorp.......................        31,392
           2,126 Columbia Bankcorp (Oregon).............        28,382
           3,681 Columbia Banking Systems, Inc. (b).....        65,927
             952 Commercial Bankshares, Inc.............        28,293
          11,790 Commercial Federal Corp................       249,948
           3,112 Community Bank Systems, Inc............       118,256
           2,640 Community Bank, Inc....................        78,514
          10,353 Community First Bankshares, Inc........       282,637
           3,365 Community Trust Bancorp, Inc...........        87,961
           3,074 Connecticut Bancshares, Inc............       120,654
           2,271 Corus Bankshares, Inc..................       109,985
           8,553 CVB Financial Corp.....................       166,955

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                BANKS--(CONTINUED)
          6,047 Dime Community Bancorp, Inc............. $     153,896
          6,312 East West Bancorp, Inc..................       228,116
          1,366 Eastern Virginia Bankshares, Inc........        31,295
            849 Enstar Group, Inc. (b)..................        33,459
          2,019 ESB Financial Corp......................        27,257
          1,189 Evertrust Financial Group, Inc..........        27,335
            773 Exchange National Bancshares, Inc.......        43,041
          2,965 F&M Bancorp.............................       146,234
          1,391 Farmers Capital Bank Corp...............        44,415
          1,152 FFLC Bancorp, Inc.......................        29,906
          3,571 Fidelity Bankshares, Inc. (b)...........        79,633
          2,307 Financial Institutions, Inc.............        54,215
          2,493 First Bancorp...........................        64,594
          2,044 First Busey Corp........................        49,547
          8,141 First Charter Corp......................       141,653
          1,610 First Citizens BancShares, Inc..........       162,352
         15,816 First Commonwealth Financial Corp.......       204,975
          3,383 First Community Bancorp, Inc............       105,448
          2,394 First Community Bancshares, Inc.........        84,508
          1,266 First Defiance Financial Corp...........        25,117
          1,839 First Essex Bancorp, Inc................        86,690
          4,674 First Federal Capital Corp..............        92,779
            893 First Federal Financial Corp of Kentucky        29,174
          9,555 First Financial Bancorp.................       152,880
          4,197 First Financial Bankshares, Inc.........       140,432
          1,862 First Financial Corp....................        98,500
          3,470 First Financial Holdings, Inc...........        93,829
          3,897 First Indiana Corp......................        66,717
            926 First M&F Corp..........................        30,299
          4,790 First Merchants Corp....................       116,445
          2,634 First National Corp.....................        64,954
         19,242 First Niagara Financial Group, Inc......       268,618
            974 First Oak Brook Bancshares, Inc.........        32,132
          2,888 First Place Financial Corp..............        50,020
          2,865 First Republic Bank (b).................        76,209
          5,600 First Sentinel Bancorp, Inc.............        89,432
            638 First South Bacorp, Inc. (c)............        21,220
          2,051 First State Bancorp.....................        56,423
          1,697 First United Corp.......................        36,095
          1,497 FirstBank Corp. (Michigan)..............        45,479
          2,054 FirstFed America Bancorp, Inc...........        70,863
          4,634 FirstFed Financial Corp. (b)............       163,534
          1,860 Flag Financial Corp.....................        25,501
          7,963 Flagstar Bancorp, Inc...................       194,695
          1,505 FloridaFirst Bancorp, Inc...............        35,909
          2,254 Flushing Financial Corp.................        49,971
          1,382 FNB Corp. (North Carolina)..............        34,301
          1,317 FNB Corp. (Virginia)....................        35,651
          1,303 Foothill Independent Bancorp............        24,132
          1,337 Franklin Financial Corp.................        40,177
         16,572 Fremont General Corp....................       227,036
          4,521 Frontier Financial Corp.................       128,442
          2,125 GBC Bancorp.............................        81,600
          1,180 Georgia Financial, Inc..................        29,677
          2,214 German American Bancorp.................        38,634
          4,911 Glacier Bancorp, Inc....................       120,909

                See accompanying notes to financial statements.

                                    MSF-201

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
          SHARES                                          (NOTE 1)
          -----------------------------------------------------------

                 BANKS--(CONTINUED)
           9,137 Gold Banc Corp., Inc.................. $      96,030
           1,865 Great Southern Bancorp, Inc...........        71,877
          14,117 Greater Bay Bancorp...................       288,269
           1,433 Greater Community Bancorp.............        22,083
           1,635 Greene County Bancshares, Inc.........        34,580
           3,503 Hancock Holding Co....................       164,851
           3,261 Hanmi Financial Corp..................        56,970
           5,727 Harbor Florida Bancshares, Inc........       137,219
           5,200 Harleysville National Corp............       140,712
           2,059 Hawthorne Financial Corp. (b).........        71,365
           3,143 Heritage Commerce Corp. (b)...........        38,313
           1,512 Heritage Financial Corp...............        32,387
           2,950 Horizon Financial Corp................        46,551
           4,150 Hudson River Bancorp, Inc.............       115,868
           3,426 Humboldt Bancorp......................        51,253
           1,701 Iberiabank Corp.......................        83,009
             729 IBT Bancorp, Inc......................        36,443
           3,236 Independent Bank Corp. (Massachusetts)        73,101
           4,673 Independent Bank Corp. (Michigan).....       120,049
           4,211 Integra Bank Corp.....................        72,471
           2,827 Interchange Financial Services Corp...        55,466
               1 International Bancshares Corp.........             9
           4,267 Irwin Financial Corp..................       110,515
           1,615 ITLA Capital Corp. (b)................        65,294
           1,724 Klamath First Bancorp, Inc............        28,998
           2,644 Lakeland Bancorp, Inc. (c)............        42,251
           1,154 Lakeland Financial Corp...............        35,059
           1,318 LNB Bancorp, Inc......................        28,627
           4,332 Local Financial Corp. (b).............        62,554
           1,910 LSB Bancshares, Inc...................        33,062
           2,313 Macatawa Bank Corp....................        55,720
           4,961 MAF Bancorp, Inc......................       183,904
           3,662 Main Street Bank, Inc.................        92,649
           1,326 Mainsource Financial Group, Inc.......        32,315
             861 Massbank Corp.........................        31,142
           3,181 MB Financial, Inc.....................       127,367
           4,395 MBT Financial Corp....................        76,912
           1,345 Mercantile Bankcorp...................        38,413
             902 Merchants Bancshares, Inc.............        23,452
           6,748 Mid-State Bancshares..................       133,273
           2,957 Midwest Bank Holdings, Inc............        57,425
           1,249 Mutualfirst Financial, Inc............        29,164
           3,612 Nara Bancorp, Inc.....................        68,628
           1,479 NASB Financial, Inc...................        42,891
             979 National Bankshares, Inc. (Virginia)..        38,484
           5,651 National Penn Bancshares, Inc.........       158,680
           1,580 NBC Capital Corp......................        39,974
           8,837 NBT Bancorp, Inc......................       170,996
             823 Northern States Financial Corp........        23,423
           3,892 Northwest Bancorp, Inc................        62,272
           2,361 Oceanfirst Financial Corp.............        57,679
          10,814 Ocwen Financial Corp. (b).............        49,096
           2,036 Old Second Bancorp, Inc...............        87,243
           2,231 Omega Financial Corp..................        76,300
           3,465 Oriental Financial Group, Inc.........        89,016
           1,997 PAB Bankshares, Inc...................        25,941

                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                BANKS--(CONTINUED)
          9,075 Pacific Capital Bancorp.................. $     318,079
          4,947 Pacific Northwest Bancorp................       171,958
          1,083 Parkvale Financial Corp..................        26,620
          1,548 Partners Trust Financial Group...........        29,536
          1,871 Patriot Bank Corp........................        33,659
          2,059 Peapack Gladstone Financial Corp.........        65,950
          1,125 Pennfed Financial Services, Inc..........        31,219
          2,390 Pennrock Financial Services Corp.........        64,554
          2,803 Peoples Bancorp, Inc.....................        70,832
          1,809 Peoples Holding Co.......................        80,048
          2,560 PFF Bancorp, Inc.........................        98,944
          1,116 Port Financial Corp......................        60,130
          1,238 PrivateBankcorp, Inc.....................        33,760
          3,733 Prosperity Bancshares, Inc...............        71,860
          1,126 Provident Bancorp, Inc...................        36,145
          6,362 Provident Bankshares Corp................       161,658
         12,891 Provident Financial Services, Inc........       245,574
            975 Provident Financial Holdings, Inc........        28,607
          1,708 Quaker City Bancorp, Inc. (b)............        70,113
          4,999 R & G Financial Corp. (Class B)..........       148,470
         13,683 Republic Bancorp, Inc....................       183,626
          2,822 Republic Bancorp, Inc. (Class A).........        41,850
          2,058 Republic Bancshares, Inc.................        51,471
            844 Resourses Bankshares Corp................        28,899
          4,307 Riggs National Corp......................        65,553
          1,226 Royal Bancshares of Pennsylvania, Inc....        26,175
          7,159 S & T Bancorp, Inc.......................       196,371
          1,286 S. Y. Bancorp, Inc.......................        45,486
          3,989 Sandy Spring Bancorp, Inc................       126,052
          2,352 Seacoast Banking Corp....................        40,078
          6,658 Seacoast Financial Services Corp.........       131,828
          1,914 Second Bancorp, Inc......................        49,381
          1,054 Security Bank Corp.......................        36,690
          1,489 Shore Bancshares, Inc....................        45,787
          9,033 Silicon Valley Bancshares (b)............       215,076
          3,887 Simmons First National Corp..............        77,779
          3,668 Sound Federal Bancorp Inc................        49,848
         12,680 South Financial Group, Inc...............       295,824
          1,516 Southern Financial Bancorp, Inc..........        46,329
          2,337 Southside Bancshares, Inc................        41,926
          7,467 Southwest Bancorp of Texas, Inc. (b).....       242,752
          1,164 Southwest Bancorp, Inc. (Oklahoma).......        31,905
          2,427 St. Francis Capital Corp.................        70,553
          1,741 State Bancorp, Inc.......................        34,069
          1,440 State Financial Services Corp............        31,882
         14,564 Staten Island Bancorp, Inc...............       283,707
          2,851 Sterling Bancorp.........................        79,514
         10,421 Sterling Bancshares, Inc.................       136,307
          4,631 Sterling Financial Corp. (Pennsylvania)..       107,671
          3,733 Sterling Financial Corp. (Washington) (b)        90,936
          3,026 Suffolk Bancorp..........................        97,437
          1,190 Summit Bankshares, Inc...................        27,941
          2,558 Sun Bancorp, Inc. (New Jersey) (b).......        50,904
          1,116 Sun Bancorp, Inc. (Pennsylvania).........        22,521
          1,577 Superior Financial Corp..................        37,848
         10,418 Susquehanna Bancshares, Inc..............       243,260

                See accompanying notes to financial statements.

                                    MSF-202

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
           ----------------------------------------------------------

                  BANKS--(CONTINUED)
            6,520 Texas Regional Bancshares, Inc....... $     226,244
              780 The First of Long Island Corp........        31,123
            5,006 The Trust Co. of New Jersey..........       151,682
            6,170 TierOne Corp. (b)....................       120,130
            2,028 Tompkins Trustco, Inc................        90,550
            1,141 TriCo Bancshares.....................        29,016
            1,899 Troy Financial Corp. (c).............        51,558
           21,439 TrustCo Bank Corp....................       237,544
           10,693 UCBH Holdings, Inc...................       306,675
            4,462 UMB Financial Corp...................       189,189
            8,333 Umpqua Holdings Corp.................       158,244
            2,578 Union Bankshares Corp................        72,880
            4,685 United Community Bank, Inc...........       117,031
            8,307 United Community Financial Corp......        76,757
            5,171 United National Bancorp..............       142,668
              895 United Security Bancshares, Inc......        40,418
            6,169 Unizan Financial Corp................       108,389
            4,010 USB Holding, Inc. (b)................        71,178
            1,353 Virginia Commerce Bancorp, Inc. (b)..        26,397
            1,648 Virginia Financial Group, Inc........        46,144
           12,361 W Holding Co., Inc...................       209,148
              828 Warwick Community Bancorp............        24,219
            3,591 Washington Trust Bancorp, Inc........        82,557
            1,324 Wayne Bancorp, Inc...................        40,303
            8,572 Waypoint Financial Corp..............       154,639
            5,716 Wesbanco, Inc........................       138,899
            4,413 West Bancorp, Inc....................        78,684
            4,846 West Coast Bancorp...................        88,197
              939 Western Sierra Bancorp (b)...........        31,241
            2,157 Westfield Financial, Inc.............        40,573
            2,656 Willow Grove Bancorp, Inc............        45,072
            4,750 Wintrust Financial Corp..............       140,600
            1,777 WSFS Financial Corp..................        68,237
            2,183 Yadkin Valley Bank & Trust Co........        34,753
            2,304 Yardville National Bancorp...........        44,928
                                                        -------------
                                                           22,977,158
                                                        -------------

                  BIOTECHNOLOGY--1.7%
            6,852 Aclara Biosciences, Inc. (b).........        28,984
            6,963 Aksys, Ltd. (b) (c)..................        90,171
            4,099 Alexion Pharmaceuticals, Inc. (b) (c)        69,888
            9,402 Aphton Corp. (b) (c).................        77,472
            4,401 Arena Pharmaceuticals, Inc. (b)......        29,223
            9,766 Ariad Pharmaceuticals, Inc. (b)......        43,849
           16,814 Avant Immunotherapeutics, Inc. (b)...        50,106
            5,340 Cambrex Corp.........................       122,927
            9,437 Cell Genesys, Inc. (b)...............        81,536
            5,934 Ciphergen Biosystems, Inc. (b).......        60,823
            3,688 Cryolife, Inc. (b) (c)...............        38,171
            9,682 CuRagen Corp. (b)....................        53,735
           12,727 Decode Genetics, Inc. (b)............        39,708
            4,094 Digene Corp. (b).....................       111,480
            5,385 Diversa Corp. (b)....................        52,935
            9,892 Encysive Pharmaceuticals, Inc. (b)...        47,482
            6,126 Enzo Biochem, Inc. (b)...............       131,825

                                                            VALUE
          SHARES                                           (NOTE 1)
          ------------------------------------------------------------

                 BIOTECHNOLOGY--(CONTINUED)
          11,651 Enzon Pharmaceuticals, Inc. (b)........ $     145,870
           4,069 Exact Sciences Corp. (b)...............        44,596
          11,996 Exelixis, Inc. (b).....................        83,252
           8,612 Gene Logic, Inc. (b)...................        51,414
           3,584 Genencor International, Inc. (b).......        59,028
           7,488 Geron Corp. (b)........................        55,112
          11,494 Immunomedics, Inc. (b).................        72,527
          18,132 Incyte Genomics, Inc. (b)..............        84,132
           4,680 Integra LifeSciences Holdings Corp. (b)       123,458
           6,826 InterMune, Inc. (b)....................       109,967
           5,738 Interpore International, Inc. (b)......        73,045
           3,878 Kosan Biosciences, Inc. (b)............        22,880
           7,566 Lexicon Genetics, Inc. (b).............        50,768
           6,169 Martek Biosciences Corp. (b)...........       264,897
           6,466 Maxygen, Inc. (b)......................        70,932
           7,754 Myriad Genetics, Inc. (b)..............       105,532
          13,965 Nektar Therapeutics, Inc. (b)..........       128,897
           4,796 Neose Technologies, Inc. (b)...........        48,008
          24,114 Peregrine Pharmaceuticals, Inc. (b)....        35,930
          11,695 Praecis Pharmaceuticals, Inc. (b)......        57,305
          10,072 Regeneron Pharmaceuticals, Inc. (b)....       158,634
           5,957 Seattle Genetics, Inc. (b).............        30,679
           6,230 Serologicals Corp. (b).................        84,915
           8,773 Telik, Inc. (b)........................       140,982
           8,078 Transkaryotic Therapies, Inc. (b)......        93,220
                                                         -------------
                                                             3,326,295
                                                         -------------

                 BROADCASTING--0.1%
          11,725 Cumulus Media, Inc. (b)................       221,954
                                                         -------------

                 BUILDING & CONSTRUCTION--0.7%
           6,408 Apogee Enterprises, Inc................        57,800
          13,084 Dycom Industries, Inc. (b).............       213,269
           4,016 Emcor Group, Inc. (b)..................       198,230
           8,667 Granite Construction, Inc..............       166,060
           6,194 Insituform Technologies, Inc. (b)......       109,510
          20,572 Jacuzzi Brands, Inc. (b)...............       108,826
          11,214 Lennox International, Inc..............       144,324
           3,233 LSI Industries, Inc....................        35,886
           4,409 URS Corp. (b)..........................        85,799
          10,804 York International Corp................       252,814
                                                         -------------
                                                             1,372,518
                                                         -------------

                 BUSINESS SERVICES--4.1%
           4,168 Aaron Rents, Inc. (Class B)............       107,534
          10,182 ABM Industries, Inc. (b)...............       156,803
           9,628 ActivCard Corp. (b)....................        90,503
           4,324 Administaff, Inc. (b)..................        44,537
           2,670 Advisory Board Co. (b).................       108,188
           7,192 Albany Molecular Research, Inc. (b)....       108,599
           9,022 Alderwoods Group, Inc. (b).............        49,260
           5,835 APAC Customer Services, Inc. (b).......        14,879
           8,104 Arbitron, Inc. (b).....................       289,313
           6,451 Banta Corp.............................       208,819
           9,228 Bowne & Co., Inc.......................       120,241

                See accompanying notes to financial statements.

                                    MSF-203

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
       SHARES                                                (NOTE 1)
       --------------------------------------------------------------------

              BUSINESS SERVICES--(CONTINUED)
        3,254 Bright Horizons Family Solutions, Inc. (b).. $     109,204
        3,364 CDI Corp. (b)...............................        87,329
        5,027 Central Parking Corp........................        62,134
       22,462 Century Business Services, Inc. (b).........        73,002
        1,663 Charles River Associates, Inc. (b)..........        47,013
        4,323 Clark, Inc. (b).............................        51,660
        5,954 Coinstar, Inc. (b)..........................       112,292
        3,082 Consolidated Graphics, Inc. (b).............        70,516
        2,960 Cornell Companies, Inc. (b).................        44,814
        2,158 Corvel Corp. (b)............................        77,688
        3,652 CoStar Group, Inc. (b)......................       109,049
        2,983 CPI Corp....................................        52,650
       16,771 Darling International, Inc. (b).............        40,250
       10,062 DigitalThink, Inc. (b)......................        31,695
        6,914 Dollar Thrifty Automotive Group, Inc. (b)...       128,255
        4,621 Electro Rent Corp. (b)......................        49,814
        4,420 Euronet Worldwide, Inc. (b).................        47,780
       10,689 Exult, Inc. (b).............................        91,605
        4,102 First Consulting Group (b)..................        19,156
        4,658 Forrester Research, Inc. (b)................        76,205
       11,218 FTI Consulting, Inc. (b)....................       280,114
       21,807 Gartner, Inc. (b)...........................       165,297
        3,844 Gevity HR, Inc..............................        45,436
        2,096 Healthcare Services Group, Inc. (b).........        29,617
        4,091 Heidrick & Struggles International, Inc. (b)        51,628
       15,540 Hooper Holmes, Inc..........................       100,078
        2,094 Hudson Highland Group, Inc. (b).............        39,807
        6,061 Idine Rewards Network, Inc. (b).............        83,278
        2,246 Insurance Auto Auctions, Inc. (b)...........        28,210
        8,794 Integrated Electrical Services, Inc. (b)....        63,757
        7,890 John H. Harland Co..........................       206,402
        4,595 Kelly Services, Inc.........................       107,753
        8,540 Korn/Ferry International, Inc. (b)..........        69,174
        9,826 Kroll, Inc. (b).............................       265,892
       11,066 Labor Ready, Inc. (b).......................        79,343
        2,190 Landauer, Inc...............................        91,608
        2,362 Learning Tree International, Inc. (b).......        36,918
        4,695 Maximus, Inc. (b)...........................       129,723
        2,068 McGrath Rent Corp...........................        55,298
        3,411 Medquist, Inc. (b)..........................        69,039
        2,093 MemberWorks, Inc. (b).......................        41,337
        3,686 Mobile Mini, Inc. (b).......................        60,192
        1,764 Monro Muffler Brake, Inc. (b)...............        49,851
       25,505 MPS Group, Inc. (b).........................       175,474
        1,604 MTC Technologies, Inc. (b)..................        37,630
        2,162 National Processing, Inc. (b)...............        34,765
       10,803 Navigant Consulting Co. (b).................       128,016
        4,985 NCO Group, Inc. (b).........................        89,281
        7,030 Parexel International Corp. (b).............        98,069
       11,775 Plexus Corp. (b)............................       135,766
        4,320 PrePaid Legal Services, Inc. (b) (c)........       105,970
       10,775 PRG-Shultz International, Inc. (b)..........        63,573
        3,636 Princeton Review, Inc. (b)..................        21,452
       20,043 Quanta Services, Inc. (b)...................       142,305
        5,775 Rent-Way, Inc. (b)..........................        26,854
        5,398 Resources Connection, Inc. (b)..............       128,796

                                                           VALUE
          SHARES                                          (NOTE 1)
          --------------------------------------------------------------

                 BUSINESS SERVICES--(CONTINUED)
           5,409 Right Management Consultants, Inc. (b) $      68,424
           5,830 Rollins, Inc..........................       109,896
           2,701 Roto-Rooter, Inc......................       103,016
          12,715 Sotheby's Holdings, Inc. (Class A) (b)        94,600
           3,343 Source Information Management Co. (b).        25,373
           4,202 SOURCECORP, Inc. (b)..................        90,763
          16,309 Spherion Corp. (b)....................       113,348
           2,901 StarTek, Inc. (b).....................        76,296
          26,538 Stewart Enterprises, Inc. (b).........       114,113
           2,905 Strayer Education, Inc................       230,802
           9,581 Sylvan Learning Systems, Inc. (b).....       218,830
           8,806 Teletech Holdings, Inc. (b)...........        37,249
          14,800 The Brink's Co........................       215,636
          14,479 United Rentals, Inc. (b)..............       201,113
           1,799 Volt Information Sciences, Inc. (b)...        24,556
           1,967 Wackenhut Corrections Corp. (b).......        26,968
           8,989 Watson Wyatt & Co. Holdings (b).......       208,365
           2,551 Whitman Education Group, Inc. (b).....        39,158
           7,363 Wireless Facilities, Inc. (b).........        87,620
                                                        -------------
                                                            8,104,616
                                                        -------------

                 CHEMICALS--2.2%
           2,480 Aceto Corp............................        46,128
           8,691 Albemarle Corp........................       243,087
           5,431 Arch Chemicals, Inc...................       103,732
           5,014 Cabot Microelectronics Corp. (b)......       253,057
          31,187 Crompton Corp.........................       219,868
           4,113 Ethyl Corp. (b).......................        40,924
           9,679 Ferro Corp............................       218,068
           9,530 FMC Corp. (b).........................       215,664
           7,414 Georgia Gulf Corp.....................       146,797
           9,870 Great Lakes Chemical Corp.............       201,348
           7,752 H.B. Fuller Co........................       170,699
          24,651 Hercules, Inc. (b)....................       244,045
          29,587 IMC Global, Inc.......................       198,529
           7,393 MacDermid, Inc........................       194,436
          18,572 Millennium Chemicals, Inc.............       176,620
           4,738 Minerals Technologies, Inc............       230,551
           1,921 NL Industries, Inc....................        32,657
           2,227 Octel Corp............................        30,955
          14,653 Olin Corp.............................       250,566
           7,787 OM Group, Inc.........................       114,703
           8,953 Omnova Solutions, Inc. (b)............        36,170
          25,162 PolyOne Corp..........................       111,971
           2,684 Quaker Chemical Corp..................        67,234
           7,901 Schulman A., Inc......................       126,890
          29,040 Solutia, Inc..........................        63,307
           6,314 Spartech Corp.........................       133,920
           1,430 Stepan Co.............................        32,318
           6,374 Symyx Technologies, Inc. (b)..........       104,024
           8,149 Valhi, Inc............................        78,393
          18,179 W.R. Grace & Co. (b)..................        80,169
           8,782 Wellman, Inc..........................        98,359
                                                        -------------
                                                            4,265,189
                                                        -------------

                See accompanying notes to financial statements.

                                    MSF-204

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
       ---------------------------------------------------------------------

              COAL--0.3%
       12,508 Arch Coal, Inc............................... $     287,434
       16,714 Massey Energy Corp...........................       219,789
                                                            -------------
                                                                  507,223
                                                            -------------

              COMMUNICATION SERVICES--0.4%
       70,650 Charter Communications, Inc. (b).............       280,481
        3,540 D & E Communications, Inc....................        40,533
        5,329 Dobson Communications Corp. (b)..............        29,043
        2,699 KVH Industries, Inc. (b).....................        66,746
        7,300 Lin TV Corp. (b).............................       171,915
       13,424 Primus Telecomm Group, Inc. (b)..............        68,999
        3,392 Sonic Solutions, Inc. (b)....................        29,239
          495 Warwick Valley Telephone Co..................        40,610
        7,166 WilTel Communications Group, Inc. (b)........       105,627
                                                            -------------
                                                                  833,193
                                                            -------------

              COMMUNICATIONS--0.1%
        2,200 Matrix Service Co. (b).......................        37,796
        4,642 Perini Corp. (b).............................        36,904
       12,135 SBA Communcations Corp. (b)..................        36,890
        6,822 Washington Group International, Inc. (b).....       149,811
                                                            -------------
                                                                  261,401
                                                            -------------

              COMPUTERS & BUSINESS EQUIPMENT--3.6%
       29,202 Adaptec, Inc. (b)............................       227,192
       17,114 Advanced Digital Information Corp. (b).......       170,969
        5,089 Anteon International Corp. (b)...............       142,034
        7,818 CACI International, Inc. (b).................       268,157
       14,078 Ciber, Inc. (b)..............................        98,828
        6,221 Compucom Systems, Inc. (b)...................        28,119
        7,095 Computer Horizons Corp. (b)..................        32,211
        2,091 Comtech Telecommunications Corp. (b).........        59,050
       13,987 Concurrent Computer Corp. (b)................        40,842
       72,822 Conexant Systems, Inc. (b)...................       298,570
       83,853 Corvis Corp. (b).............................       125,780
       17,858 Cray, Inc. (b)...............................       141,078
        2,012 Digimarc Corp. (b)...........................        31,588
        7,286 Ditech Communications Corp. (b)..............        36,284
        7,322 Dot Hill Systems Corp. (b)...................        95,918
        1,907 Drexler Technology Corp. (b).................        29,559
        7,748 Echelon Corp. (b)............................       106,690
       12,635 Electronics for Imaging, Inc. (b)............       256,364
       11,212 FalconStor Software, Inc. (b)................        75,008
        4,256 Fidelity National Information Solutions, Inc.       110,997
       59,089 Gateway, Inc. (b)............................       215,675
        4,082 Global Imaging Systems, Inc. (b).............        94,539
        6,684 Hutchinson Technology, Inc. (b)..............       219,837
        4,053 Imagistics International, Inc. (b)...........       104,567
        8,278 InFocus Corp. (b)............................        39,072
        4,248 Innovex, Inc. (b)............................        42,905
        2,697 Integral Systems, Inc. (b)...................        53,616
       13,644 Intelidata Technologies Corp. (b)............        41,751
        9,861 Interface, Inc...............................        45,755
       12,542 Intergraph Corp. (b).........................       269,653

                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

               COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
        13,690 Iomega Corp. (b)........................... $     145,114
         6,481 JNI Corp. (b)..............................        31,951
         6,482 Komag, Inc. (b)............................        76,682
         5,386 Kronos, Inc. (b)...........................       273,663
        14,597 Lexar Media, Inc. (b)......................       139,255
         5,732 Magma Design Automation, Inc. (b)..........        98,304
         5,954 Manhattan Associates, Inc. (b).............       154,625
        18,345 Mentor Graphics Corp. (b)..................       265,636
         5,699 Mercury Computer Systems, Inc. (b).........       103,494
         4,195 Micros Systems, Inc. (b)...................       138,351
         5,752 MTS Systems Corp...........................        84,784
         3,820 Nassda Corp. (b)...........................        29,490
         3,859 Neoware Systems, Inc. (b)..................        59,197
         8,518 NetScout Systems, Inc. (b).................        45,742
         6,286 Network Equipment Technologies, Inc. (b)...        52,865
         9,322 Nyfix, Inc. (b)............................        59,195
         1,932 Overland Storage, Inc. (b).................        39,297
         7,960 Palm, Inc. (b).............................       129,509
         1,894 PEC Solutions, Inc. (b)....................        30,493
        19,948 Perot Systems Corp. (b)....................       226,609
         2,736 Pomeroy IT Solutions, Inc. (b).............        30,260
        36,673 Quantum Corp. (b)..........................       148,526
         3,890 Radiant Systems, Inc. (b)..................        26,219
         4,909 RadiSys Corp. (b)..........................        64,799
         8,015 Rainbow Technologies, Inc. (b).............        67,406
        55,709 Redback Networks, Inc. (b) (c).............        50,138
         4,477 Sigma Designs, Inc. (b)....................        48,620
        56,479 Silicon Graphics, Inc. (b).................        64,386
        21,841 Silicon Storage Technology, Inc. (b).......        91,514
         2,072 SRA International, Inc. (b)................        66,304
        27,964 StorageNetworks, Inc. (b)..................        38,870
         1,289 Stratasys, Inc. (b)........................        45,334
         5,476 Sykes Enterprises, Inc. (b)................        26,778
        10,407 Symmetricom, Inc. (b)......................        45,791
         4,526 Synaptics, Inc. (b)........................        60,920
         1,296 Syntel, Inc. (b)...........................        20,386
         9,256 Systems & Computer Technology Corp. (b)....        83,304
         3,731 TALX Corp..................................        84,283
         3,264 Tier Technologies, Inc. (b)................        25,296
         8,700 TiVo, Inc. (b).............................       105,966
        11,195 Tyler Technologies, Inc. (b)...............        47,579
         2,524 Virage Logic Corp. (b).....................        18,274
        12,136 Westell Technologies, Inc. (b).............       104,976
                                                           -------------
                                                               7,052,793
                                                           -------------

               CONGLOMERATES--1.4%
         4,632 A.O. Smith Corp............................       130,391
         2,887 Actuant Corp. (b)..........................       136,613
        11,013 Acuity Brands, Inc.........................       200,106
         1,620 Ameron International Corp..................        56,327
         3,063 Applied Films Corp. (b)....................        79,271
         3,057 Barnes Group, Inc..........................        66,520
         5,450 Concord Camera Corp. (b)...................        38,641
         4,193 Cuno, Inc. (b).............................       151,451
         3,541 ESCO Technologies, Inc. (b)................       155,804

                See accompanying notes to financial statements.

                                    MSF-205

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                CONGLOMERATES--(CONTINUED)
         13,056 Federal Signal Corp...................... $     229,394
          7,436 Griffon Corp. (b)........................       118,976
          3,323 Lydall, Inc. (b).........................        35,556
          7,778 Mathews International Corp...............       192,583
          6,574 Myers Industries, Inc....................        62,453
         25,614 Phoenix Cos., Inc........................       231,294
          1,480 Quixote Corp.............................        37,784
          1,865 Raven Industries, Inc....................        37,151
          7,706 Roper Industries, Inc....................       286,663
          2,779 SPS Technologies, Inc. (b)...............        75,144
          3,015 Standex International Corp...............        63,315
          5,918 Sturm Ruger & Co., Inc...................        59,180
          8,397 Tredegar Industries, Inc.................       125,871
          9,766 Trinity Industries, Inc..................       180,769
          8,053 Walter Industries, Inc...................        94,623
                                                          -------------
                                                              2,845,880
                                                          -------------

                CONSTRUCTION MATERIALS--0.6%
          2,124 Aaon, Inc. (b)...........................        39,336
          1,806 Centex Construction Products, Inc........        72,403
          1,981 Drew Industries, Inc. (b)................        36,054
          5,367 ElkCorp..................................       120,757
            415 Florida Rock Industries, Inc.............        17,131
          3,292 Genlyte Group, Inc. (b)..................       115,121
          5,165 NCI Building Systems, Inc. (b)...........        86,255
          3,983 Simpson Manufacturing, Inc. (b)..........       145,778
          6,267 Texas Industries, Inc....................       149,155
          2,062 Trex, Inc. (b)...........................        80,934
          4,285 Universal Forest Products, Inc...........        89,728
          9,995 USG Corp. (b) (c)........................       189,905
                                                          -------------
                                                              1,142,557
                                                          -------------

                CONTAINERS & GLASS--0.3%
          3,947 Chesapeake Corp..........................        86,242
         44,865 Crown Holdings, Inc. (144A) (b)..........       320,336
          5,117 Graphic Packaging International Corp. (b)        23,078
          3,561 Greif Brothers Corp......................        81,903
          2,982 Silgan Holdings, Inc. (b)................        93,277
                                                          -------------
                                                                604,836
                                                          -------------

                COSMETICS & PERSONAL CARE--0.1%
          3,899 Chattem, Inc. (b)........................        73,301
          1,885 DEL Laboratories, Inc. (b)...............        44,298
          2,941 Elizabeth Arden, Inc. (b)................        38,733
                                                          -------------
                                                                156,332
                                                          -------------

                DISTRIBUTION/WHOLESALE--0.7%
          4,081 Advanced Marketing Services, Inc. (b)....        53,053
          5,460 Aviall, Inc. (b).........................        62,080
          2,757 Building Materials Holdings Corp.........        40,831
          2,066 Central European Distribution Corp. (b)..        41,609
          6,556 Handleman Co. (b)........................       104,896
          6,390 Hughes Supply, Inc.......................       221,733
          9,044 Owens & Minor, Inc.......................       202,134

                                                             VALUE
         SHARES                                             (NOTE 1)
         -----------------------------------------------------------------

                DISTRIBUTION/WHOLESALE--(CONTINUED)
          2,943 ScanSource, Inc. (b)..................... $      78,725
          5,446 SCP Pool Corp. (b).......................       187,343
          8,317 United Stationers, Inc. (b)..............       300,826
          5,181 Watsco, Inc..............................        85,797
          3,364 Wesco International, Inc. (b)............        20,184
                                                          -------------
                                                              1,399,211
                                                          -------------

                DOMESTIC OIL--0.2%
         11,267 Cimarex Energy Co. (b)...................       267,591
          1,417 Exco Resources, Inc. (b).................        25,379
          9,211 KCS Energy, Inc. (b).....................        49,647
          3,241 McMoran Exploration Co. (b)..............        36,105
          4,316 Petroleum Development Corp. (b)..........        39,664
                                                          -------------
                                                                418,386
                                                          -------------

                DRUGS & HEALTH CARE--7.2%
          3,774 AaiPharma, Inc. (b) (c)..................        75,027
         23,926 Abgenix, Inc. (b)........................       250,984
          3,626 Able Laboratories, Inc. (b)..............        71,795
         12,992 Accredo Health, Inc. (b).................       283,226
          8,849 Adolor Corp. (b).........................       108,577
          7,925 Advanced Medical Optics, Inc. (b)........       135,121
         12,764 Alkermes, Inc. (b).......................       137,213
         10,532 Alpharma, Inc............................       227,491
          9,354 Alteon, Inc. (b).........................        45,367
          3,583 American Healthways, Inc. (b)............       129,418
          3,161 American Medical Security Group, Inc. (b)        60,375
          5,627 Amerigroup Corp. (b).....................       209,324
          5,028 AMN Healthcare Services, Inc. (b)........        63,856
          5,493 Amsurg Corp. (b).........................       167,536
          6,601 Antigenics, Inc. (b).....................        76,044
         19,616 Applera Corp. (b)........................       202,437
          9,951 Atherogenics, Inc. (b)...................       148,568
          5,617 Atrix Laboratories, Inc. (b).............       123,518
          5,813 AVI BioPharma, Inc. (b)..................        35,634
          4,528 Bentley Pharmaceuticals, Inc. (b)........        59,543
         28,340 Beverly Enterprises, Inc. (b)............        99,190
          5,202 Biolase Technology Inc. (b)..............        55,817
         17,287 Biomarin Pharmaceutical, Inc. (b)........       168,721
          6,698 Biopure Corp. (b)........................        40,925
          1,494 Bioreliance Corp. (b)....................        31,673
          2,248 Bone Care International, Inc. (b)........        31,247
          2,101 Bradley Pharmaceuticals, Inc. (b)........        34,667
          7,937 Cell Therapeutics, Inc. (b)..............        77,227
          2,674 Centene Corp. (b)........................       104,019
          3,786 Cholestech Corp. (b).....................        37,368
          3,510 Chronimed Inc. (b).......................        34,503
          3,920 CIMA Laboratories, Inc. (b)..............       105,409
          4,627 Cobalt Corp. (b).........................        95,085
          2,182 Collagenex Pharmaceuticals, Inc. (b).....        29,304
          8,312 Connetics Corp. (b)......................       124,431
         12,535 Corixa Corp. (b).........................        96,896
         16,710 Covance, Inc. (b)........................       302,451
          5,341 Cross Country Healthcare, Inc. (b).......        70,448
          6,613 CTI Molecular Imaging, Inc. (b)..........       125,052

                See accompanying notes to financial statements.

                                    MSF-206

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
        SHARES                                              (NOTE 1)
        ---------------------------------------------------------------

               DRUGS & HEALTH CARE--(CONTINUED)
         8,120 Cubist Pharmaceuticals, Inc. (b).......... $      86,559
         3,680 Curative Health Services, Inc. (b)........        62,560
         7,697 CV Therapeutics, Inc. (b).................       228,293
         2,903 D&K Healthcare Resources, Inc.............        46,854
        10,896 Dade Behring Holdings, Inc. (b)...........       250,281
         5,545 Diagnostic Products Corp..................       227,622
         7,832 Discovery Laboratories, Inc. (b)..........        49,812
         2,927 Dov Pharmaceutical, Inc. (b)..............        33,661
         1,365 Dynacq International, Inc. (b)............        22,932
         8,057 Esperion Therapeutics (b).................       157,837
         1,688 Exactech, Inc. (b)........................        24,307
         6,475 Gen-Probe, Inc. (b).......................       264,633
         7,841 Genesis Health Ventures, Inc. (b).........       138,394
        12,292 Genta, Inc. (b)...........................       163,729
         6,901 Gentiva Health Services, Inc..............        62,109
         5,462 Guilford Pharmaceuticals, Inc. (b)........        24,797
         4,336 HealthExtras, Inc. (b)....................        33,908
         1,217 Hi-Tech Pharmacal Co., Inc. (b)...........        49,495
         4,315 i-STAT Corp. (b)..........................        38,792
         8,922 ILEX Oncology, Inc. (b)...................       173,176
         9,079 Immunogen, Inc. (b).......................        38,767
         1,726 Impac Medical Systems, Inc. (b)...........        36,039
         3,985 Impath, Inc. (b)..........................        56,348
         7,540 Impax Laboratories, Inc. (b)..............        90,405
         8,769 Indevus Pharmaceuticals, Inc. (b).........        54,719
         7,701 Inspire Phamaceutical, Inc. (b)...........        83,171
         8,089 Inveresk Research Group, Inc. (b).........       145,521
        10,545 ISIS Pharmaceuticals, Inc. (b)............        55,888
         3,256 Kindred Healthcare, Inc. (b)..............        58,087
         2,876 KOS Pharmaceuticals, Inc. (b).............        67,500
         6,206 KV Pharmaceutical Co. (b).................       172,527
         9,572 La Jolla Pharmaceutical Co. (b)...........        31,300
         2,062 Labone, Inc. (b)..........................        44,457
         1,308 Lannett Co., Inc. (b).....................        30,660
         3,683 Laserscope (b)............................        29,427
        10,199 Lifepoint Hospitals, Inc. (b).............       213,567
        15,526 Ligand Pharmaceuticals, Inc. (Class B) (b)       210,998
         2,585 Matria Healthcare, Inc. (b)...............        45,625
        18,496 Medarex, Inc. (b).........................       121,889
         2,180 Medical Action Indiana, Inc. (b)..........        35,599
         2,785 Meridian Bioscience, Inc..................        25,371
         6,922 MGI Pharma, Inc. (b)......................       177,411
         5,182 MIM Corp. (b).............................        33,838
        10,767 Nabi Biopharmaceuticals (b)...............        73,862
         1,899 National Healthcare Corp. (b).............        37,372
        14,130 NBTY, Inc. (b)............................       297,578
         2,934 Neopharm, Inc. (b)........................        40,641
         4,694 Noven Pharmaceuticals, Inc. (b)...........        48,067
         4,585 Novoste Corp. (b).........................        27,510
         8,011 NPS Pharmaceuticals, Inc. (b).............       194,988
         5,808 Odyssey Healthcare, Inc. (b)..............       214,896
         4,046 Omnicell, Inc. (b)........................        41,431
         6,543 Onyx Pharmaceuticals, Inc. (b)............        80,675
         2,877 Option Care, Inc. (b).....................        33,172
        13,751 Orthodontic Centers of America, Inc. (b)..       110,146
        10,531 OSI Pharmaceuticals, Inc. (b).............       339,204

                                                            VALUE
          SHARES                                           (NOTE 1)
          ------------------------------------------------------------

                 DRUGS & HEALTH CARE--(CONTINUED)
           4,234 Osteotech, Inc. (b).................... $      57,540
           4,024 Pain Therapeutics, Inc. (b)............        25,995
          11,868 Palatin Technologies, Inc. (b).........       156,539
           6,420 Pediatrix Medical Group, Inc. (b)......       228,873
           3,797 Penwest Pharmaceuticals Co. (b)........        92,533
          16,622 Perrigo Co.............................       259,968
           7,906 Pharmacopeia, Inc. (b).................        65,224
           6,137 Pozen, Inc. (b)........................        67,384
           9,422 Priority Healthcare Corp. (Class B) (b)       174,778
           2,266 Progenics Pharmaceuticals, Inc. (b)....        34,126
          13,471 Province Healthcare Co. (b)............       149,124
           6,391 Regeneration Technologies, Inc. (b)....        84,936
           3,929 RehabCare Group, Inc. (b)..............        57,560
           7,703 Repligen Corp. (b).....................        39,902
           8,266 Ribapharm, Inc. (b)....................        53,316
               1 Rigel Pharmaceuticals, Inc. (b)........             4
           6,061 Salix Pharmaceuticals, Ltd. (b)........        63,580
           7,261 Sangstat Medical Corp. (b).............        95,046
          13,214 Savient Pharmaceuticals, Inc. (b)......        61,313
          10,321 Sciclone Pharmaceuticals, Inc. (b).....        88,348
           6,299 Select Medical Corp. (b)...............       156,404
           1,473 SFBC International, Inc. (b)...........        26,661
           7,323 Sierra Health Services, Inc. (b).......       146,460
           4,747 Staar Surgical Co. (b).................        55,065
           4,985 Sunrise Assisted Living, Inc. (b)......       111,564
           6,636 Supergen, Inc. (b).....................        35,834
           2,348 Synovis Life Technologies, Inc. (b)....        46,350
           6,535 Tanox, Inc. (b)........................       104,887
          11,348 The Medicines Co. (b)..................       223,442
           6,727 Theragenics Corp. (b)..................        28,926
           6,731 Third Wave Technologies, Inc. (b)......        30,290
           4,046 Trimeris, Inc. (b).....................       184,821
          12,012 Tularik, Inc. (b)......................       119,399
           3,313 U.S. Physical Therapy, Inc. (b)........        42,340
           4,778 United Therapeutics Corp. (b)..........       104,065
          18,753 US Oncology, Inc. (b)..................       138,585
           1,229 USANA Health Sciences, Inc. (b)........        54,334
           8,247 VCA Antech, Inc. (b)...................       161,394
          20,854 Vertex Pharmaceuticals, Inc. (b).......       304,468
          11,163 Vicuron Phamaceuticals, Inc. (b).......       158,291
           3,291 VistaCare, Inc. (Class A) (b)..........        80,004
           2,505 Vital Images, Inc. (b).................        46,042
           7,431 Vivus, Inc. (b)........................        38,195
           4,232 Zymogenetics, Inc. (b).................        49,260
                                                         -------------
                                                            14,117,064
                                                         -------------

                 ELECTRIC UTILITIES--1.8%
          34,359 Allegheny Energy, Inc..................       290,334
          12,915 Avista Corp............................       182,747
           8,704 Black Hills Corp.......................       267,213
           3,240 Central Vermont Public Service.........        63,342
           3,908 CH Energy Group, Inc...................       175,860
          12,004 Cleco Corp.............................       207,909
          36,799 CMS Energy Corp........................       298,072
          12,669 El Paso Electric Co. (b)...............       156,209

                See accompanying notes to financial statements.

                                    MSF-207

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                ELECTRIC UTILITIES--(CONTINUED)
          6,305 Empire District Electric Co............. $     137,134
         10,368 Idacorp, Inc............................       272,160
          5,222 MGE Energy, Inc.........................       163,866
          6,979 Otter Tail Power Co.....................       188,293
         10,617 PNM Resources, Inc......................       284,005
         31,835 Sierra Pacific Resources (b)............       189,100
          3,375 UIL Holdings Corp.......................       136,856
          7,720 Unisource Energy Corp...................       145,136
         18,158 Westar Energy, Inc......................       294,704
                                                         -------------
                                                             3,452,940
                                                         -------------

                ELECTRICAL EQUIPMENT--0.8%
          4,623 Advanced Energy Industries, Inc. (b)....        65,878
         10,992 Artesyn Technologies, Inc. (b)..........        61,665
          6,156 Belden, Inc.............................        97,819
          5,870 C&D Technologies, Inc...................        84,293
          3,004 Encore Wire Corp. (b)...................        28,538
          4,729 Energy Conversion Devices, Inc. (b).....        43,034
         11,381 Generale Cable Corp.....................        61,457
         17,096 GrafTech International, Ltd. (b)........        93,173
          4,522 Intermagnetics General Corp. (b)........        89,717
          5,256 Littelfuse, Inc. (b)....................       117,524
          2,745 Medis Technologies, Ltd. (b)............        19,572
          7,147 MKS Instruments, Inc. (b)...............       129,146
          1,482 Powell Industries, Inc. (b).............        21,696
         17,324 Power-One, Inc. (b).....................       123,867
          8,877 Rayovac Corp. (b).......................       114,957
          6,422 Regal Beloit Corp.......................       122,660
          3,424 Research Frontiers, Inc. (b)............        47,936
          3,602 Universal Display Corp. (b).............        32,130
          4,487 Vicor Corp. (b).........................        43,075
          5,527 Wilson Greatbatch Technologies, Inc. (b)       199,525
                                                         -------------
                                                             1,597,662
                                                         -------------

                ELECTRONICS--2.4%
          2,162 Analogic Corp...........................       105,419
          2,466 BEI Technologies, Inc...................        29,592
          3,221 Bel Fuse, Inc. (Class B)................        73,761
          6,714 Benchmark Electronics, Inc. (b).........       206,523
          4,960 Brady Corp..............................       165,416
          8,952 Checkpoint Systems, Inc. (b)............       126,671
          7,653 Coherent, Inc. (b)......................       183,136
          9,361 CTS Corp................................        97,822
          4,250 Cubic Corp..............................        94,435
          3,920 Daktronics, Inc. (b)....................        64,092
          4,628 Dionex Corp. (b)........................       183,963
          7,700 Electro Scientific Industries, Inc. (b).       116,732
          2,533 Excel Technology, Inc. (b)..............        57,828
          3,238 Fargo Electronics, Inc. (b).............        31,506
          6,680 FEI Co. (b).............................       125,317
          8,970 Flir Systems, Inc. (b)..................       270,445
         23,342 Identix, Inc. (b).......................       148,222
          3,023 II-VI, Inc. (b).........................        69,771
          4,701 Invision Technologies, Inc. (b).........       116,820
          5,796 Itron, Inc. (b).........................       124,962

                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                ELECTRONICS--(CONTINUED)
          3,173 Keithley Instruments, Inc................ $      45,850
         23,474 Kemet Corp. (b)..........................       237,087
          9,148 Methode Electronics, Inc.................        98,341
          3,456 Molecular Devices Corp. (b)..............        54,985
          3,579 OSI Systems, Inc. (b)....................        57,479
          4,732 Park Electrochemical Corp................        94,403
          7,185 Paxar Corp. (b)..........................        79,035
          7,035 Pemstar, Inc. (b)........................        29,477
          4,366 Photon Dynamics, Inc. (b)................       120,633
          6,785 Pioneer Standard Electronics, Inc........        57,537
          3,864 Planar Systems, Inc. (b).................        75,580
          3,209 Rofin Sinar Technologies, Inc. (b).......        45,118
          4,319 Rogers Corp. (b).........................       143,823
          3,297 SBS Technologies, Inc. (b)...............        32,413
          2,902 Stoneridge, Inc. (b).....................        39,612
         13,903 Superconductor Technologies, Inc. (b)....        31,977
         10,954 Technitrol, Inc. (b).....................       164,858
         11,318 Thomas & Betts Corp. (b).................       163,545
          8,627 Trimble Navigation, Ltd. (b).............       197,817
          5,177 TTM Technologies, Inc. (b)...............        24,280
          7,965 Varian, Inc. (b).........................       276,147
          3,537 Watts Industries, Inc....................        63,135
          2,364 Woodhead Industries, Inc.................        29,597
          2,423 Woodward Governor Co.....................       104,189
          5,598 X-Rite, Inc..............................        55,476
          3,706 Zygo Corp. (b)...........................        29,648
                                                          -------------
                                                              4,744,475
                                                          -------------

                ENERGY--0.1%
          9,283 Fuelcell Energy, Inc. (b) (c)............        76,028
          7,146 Headwaters, Inc. (b).....................       104,974
          6,425 Plug Power, Inc. (b).....................        30,005
                                                          -------------
                                                                211,007
                                                          -------------

                ENVIRONMENTAL CONTROL--0.4%
          9,487 Calgon Carbon Corp.......................        54,550
          3,752 Casella Waste Systems, Inc. (b)..........        33,881
          4,803 Ionics, Inc. (b).........................       107,443
          1,773 Mine Safety Appliances Co................        77,338
         13,669 Tetra Technologies, Inc. (b).............       234,150
          3,259 TRC Cos., Inc. (b).......................        48,103
          7,690 Waste Connections, Inc. (b)..............       269,534
                                                          -------------
                                                                824,999
                                                          -------------

                FINANCIAL SERVICES--1.1%
          5,003 Advanta Corp.............................        50,330
          5,712 Affiliated Managers Group, Inc. (b)......       348,146
          3,146 American Home Mortgage Holdings, Inc.....        61,599
          4,713 Bank United Corp. (b)....................           377
         11,021 Charter Municipal Mortgage Acceptance Co.       209,509
          4,021 Compucredit Corp. (b)....................        48,855
          3,018 Credit Acceptance Corp. (b)..............        30,452
         12,297 E Loan, Inc. (b).........................        71,691
          1,796 Federal Agricultural Mortage Corp. (b)...        40,141
          3,800 Financial Federal Corp. (b)..............        92,720

                See accompanying notes to financial statements.

                                    MSF-208

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
        SHARES                                              (NOTE 1)
        ------------------------------------------------------------------

               FINANCIAL SERVICES--(CONTINUED)
         1,174 First Citizens Banc Corp.................. $      30,395
         1,796 Gabelli Asset Management, Inc. (b)........        64,836
         1,256 GB&T Bancshares, Inc......................        30,521
         1,721 Heartland Financial USA, Inc..............        55,416
         1,408 Ipayment, Inc. (b)........................        33,609
         3,005 Kirklands, Inc. (b).......................        48,531
        18,407 Knight Trading Group, Inc. (b)............       114,491
         3,943 Medallion Financial Corp..................        27,640
         7,701 Metris Cos., Inc..........................        42,741
         5,133 New Century Financial Corp................       224,055
           846 Penns Woods Bancorp, Inc..................        35,625
         3,020 Portfolio Recovery Associates, Inc. (b)...        94,194
         2,987 Sanders Morris Haris Group, Inc...........        26,734
         7,106 Saxon Capital, Inc. (b)...................       123,502
         3,848 SWS Group, Inc............................        77,537
         3,183 Westcorp..................................        89,124
         3,323 WFS Financial, Inc. (b)...................       111,354
         4,300 World Acceptance Corp. (b)................        70,004
                                                          -------------
                                                              2,254,129
                                                          -------------

               FOOD & BEVERAGES--1.4%
         4,280 American Italian Pasta Co. (b)............       178,262
         2,090 Boston Beer, Inc. (b).....................        30,096
        10,109 Chiquita Brands International, Inc. (b)...       146,581
         1,042 Coca-Cola Bottling Co.....................        56,893
         9,802 Corn Products International, Inc..........       294,354
           202 Farmer Brothers Co........................        67,266
         8,805 Flowers Foods, Inc........................       173,987
         3,778 Great Atlantic & Pacific Tea Co., Inc. (b)        33,246
         6,277 Hain Celestial Group, Inc. (b)............       100,369
         1,475 Horizon Organic Holding Corp. (b).........        35,149
         2,249 Ingles Markets, Inc.......................        22,715
         4,927 International Multifoods Corp. (b)........       112,878
        12,437 Interstate Bakeries Corp..................       157,950
         1,788 J & J Snack Foods Corp. (b)...............        56,554
         1,673 John B Sanfilippo & Son, Inc. (b).........        27,019
         7,116 Lance, Inc................................        64,969
         3,277 Nash Finch Co.............................        54,562
         6,799 Pathmark Stores, Inc. (b).................        52,012
         3,078 Peet's Coffee & Tea, Inc. (b).............        53,742
         3,449 Pilgrims Pride Corp.......................        33,352
         7,636 Ralcorp Holdings, Inc. (b)................       190,595
         2,174 Riviana Foods, Inc........................        58,502
         8,871 Ruddick Corp..............................       139,452
         1,978 Sanderson Farms, Inc......................        55,582
        11,463 Sensient Technologies Corp................       263,534
         2,700 The Robert Mondavi Corp. (b)..............        68,337
         5,219 United Natural Foods, Inc. (b)............       146,863
         3,148 Weis Markets, Inc.........................        97,651
         7,010 Wild Oats Markets, Inc. (b)...............        76,409
                                                          -------------
                                                              2,848,881
                                                          -------------

               FOREST PRODUCTS & PAPER--0.6%
         7,448 Buckeye Technologies, Inc. (b)............        50,646
         8,924 Caraustar Industries, Inc. (b)............        71,481

                                                            VALUE
          SHARES                                           (NOTE 1)
          ---------------------------------------------------------------

                 FOREST PRODUCTS & PAPER--(CONTINUED)
           3,111 Deltic Timber Corp..................... $      88,508
           7,814 Glatfelter.............................       115,257
          14,019 Longview Fibre Co......................       114,956
          27,621 Louisiana-Pacific Corp. (b)............       299,412
           3,532 Pope & Talbot, Inc.....................        39,029
           6,747 Potlatch Corp..........................       173,735
           6,715 Rock Tennessee Co......................       113,819
           4,167 Schweitzer-Mauduit International, Inc..       100,591
          10,118 Wausau-Mosinee Paper Corp..............       113,322
                                                         -------------
                                                             1,280,756
                                                         -------------

                 GAS & OIL--3.4%
           2,022 Atwood Oceanics, Inc. (b)..............        54,897
           3,735 Berry Petroleum Co.....................        67,043
           7,189 Cabot Oil & Gas Corp...................       198,488
           9,948 Cal Dive International, Inc. (b).......       216,866
           2,798 Carbo Ceramics, Inc. (b)...............       104,226
           7,760 Comstock Resources, Inc. (b)...........       106,157
           9,319 Denbury Resources, Inc. (b)............       125,154
           1,439 Dril-Quip, Inc. (b)....................        26,190
           1,989 Encore Acquisition Co. (b).............        38,089
           5,639 Energy Partners, Ltd. (b)..............        65,130
           5,248 Evergreen Resources, Inc. (b)..........       285,019
          10,943 Forest Oil Corp. (b)...................       274,888
           7,165 Frontier Oil Corp......................       108,908
          19,380 Global Industries, Inc. (b)............        93,412
          43,294 Grey Wolf, Inc. (b)....................       174,908
           2,807 Gulf Islands Fabrication, Inc. (b).....        47,494
          14,088 Hanover Compressor Co. (b).............       159,194
           7,839 Harvest Natural Resources, Inc. (b)....        49,934
           2,673 Holly Corp.............................        73,775
           7,283 Horizon Offshore, Inc. (b).............        36,269
           3,708 Houston Exploration Co. (b)............       128,668
           3,757 Hydril Co. (b).........................       102,378
          10,125 Input/Output, Inc. (b).................        54,473
           7,753 Lone Star Technologies, Inc. (b).......       164,209
           1,273 Lufkin Industries, Inc.................        30,998
          18,277 Magnum Hunter Resources, Inc. (b)......       146,033
           9,668 Meridian Resource Corp. (b)............        45,730
          19,407 Newpark Resources, Inc. (b)............       106,350
           5,373 Nuevo Energy Co. (b)...................        93,759
           6,254 Oceaneering International, Inc. (b)....       159,790
           6,917 Oil States International, Inc. (b).....        83,696
          23,709 Parker Drilling Co. (b)................        68,993
           8,098 Patina Oil & Gas Corp..................       260,351
           1,805 Penn Virginia Corp.....................        77,615
           8,402 Plains Exploration & Production Co. (b)        90,826
           2,278 Prima Energy Corp. (b).................        47,565
           3,065 Quicksilver Resources, Inc. (b)........        73,407
          14,270 Range Resources Corp. (b)..............        89,473
           5,709 Remington Oil Gas Corp. (b)............       104,931
           3,388 Resource America, Inc..................        35,066
           2,505 RPC, Inc...............................        27,555
           4,633 Seacor Smit, Inc. (b)..................       169,058
           9,663 Southwestern Energy Co. (b)............       145,042

                See accompanying notes to financial statements.

                                    MSF-209

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

               GAS & OIL--(CONTINUED)
         6,722 Spinnaker Exploration Co. (b).............. $     176,116
         7,930 St. Mary Land & Exploration Co.............       216,489
         6,136 Stone Energy Corp. (b).....................       257,221
        13,617 Superior Energy Services, Inc. (b).........       129,089
         7,002 Swift Energy Co. (b).......................        77,022
        18,093 Tesoro Petroleum Corp. (b).................       124,480
         3,622 Tetra Technologies, Inc. (b)...............       107,392
         8,899 Tom Brown, Inc. (b)........................       247,303
         9,965 Unit Corp. (b).............................       208,368
         4,613 Universal Compression Holdings, Inc. (b)...        96,227
         8,384 Veritas DGC, Inc. (b)......................        96,416
        13,331 Vintage Petroleum, Inc.....................       150,374
         6,514 W-H Energy Services, Inc. (b)..............       126,893
                                                           -------------
                                                               6,625,397
                                                           -------------

               GAS & PIPELINE UTILITIES--1.1%
        50,052 Aquila, Inc................................       129,134
        12,396 Atmos Energy Corp..........................       307,421
         3,649 Cascade Natural Gas Corp...................        69,696
         1,538 Chesapeake Utilities Corp..................        34,759
         9,480 Energen Corp...............................       315,684
           950 Energysouth, Inc...........................        31,160
         5,247 Laclede Group, Inc.........................       140,619
         7,090 New Jersey Resources Corp..................       251,695
         6,647 Northwest Natural Gas Co...................       181,131
         4,379 NUI Corp...................................        67,962
         5,393 Plains Resources, Inc. (b).................        76,311
         4,162 Semco Energy, Inc. (c).....................        24,223
         3,374 South Jersey Industries, Inc...............       124,332
        14,352 Southern Union Co. (b).....................       243,123
         8,534 Southwest Gas Corp.........................       180,750
         6,946 TransMontaigne, Inc. (b)...................        45,010
                                                           -------------
                                                               2,223,010
                                                           -------------

               HEALTH CARE-PRODUCTS--3.3%
         3,299 Advanced Neuromodulation Systems, Inc. (b).       170,789
         3,600 Alaris Medical, Inc. (b)...................        46,620
        12,073 Align Technology, Inc. (b).................       151,516
         5,646 American Medical Systems Holdings, Inc. (b)        95,248
         3,152 Arrow International, Inc...................       139,161
         5,871 Arthrocare Corp. (b).......................        98,398
         3,224 Biosite Diagnostics, Inc. (b)..............       155,074
         2,123 Bruker AXS, Inc. (b).......................         7,133
         1,505 Cantel Medical Corp. (b)...................        20,197
        12,397 Cardiac Science, Inc. (b)..................        33,224
         7,224 Cardiodynamics International Corp. (b).....        24,634
         7,727 Cepheid, Inc. (b)..........................        38,171
         3,048 Cerus Corp. (b)............................        22,951
         2,597 Closure Medical Corp. (b)..................        49,031
         8,290 Columbia Laboratories, Inc. (b)............        93,263
         4,260 Conceptus, Inc. (b) (c)....................        59,853
         7,567 Conmed Corp. (b)...........................       138,173
         8,408 Cooper Cos., Inc...........................       292,346
         6,060 Cyberonics, Inc. (b).......................       130,351
        30,474 Cytyc Corp. (b)............................       320,586

                                                                VALUE
     SHARES                                                    (NOTE 1)
     ---------------------------------------------------------------------

            HEALTH CARE-PRODUCTS--(CONTINUED)
      2,694 Datascope Corp.................................. $      79,554
      2,976 Epix Medical, Inc. (b)..........................        42,110
      4,065 Haemonetics Corp. (b)...........................        76,016
      5,714 Hanger Orthopedic Group, Inc. (b)...............        65,425
      5,432 Hologic, Inc. (b)...............................        71,594
      2,897 ICU Medical, Inc. (b)...........................        90,242
      4,898 IGEN International, Inc. (b)....................       153,797
      3,511 Immucor Corp. (b)...............................        76,505
      4,837 INAMED Corp. (b)................................       259,699
      8,791 Intuitive Surgical, Inc. (b)....................        66,636
      7,140 Invacare Corp...................................       235,620
      2,953 Inverness Medical Innovations, Inc. (b).........        56,993
      3,936 Jarden Corp. (b)................................       108,909
      2,133 Kensey Nash Corp. (b)...........................        55,458
      4,952 Kyphon, Inc. (b)................................        74,874
      1,340 Lifeline Systems, Inc. (b)......................        38,056
      4,130 Luminex Corp. (b)...............................        21,311
     11,073 Mentor Corp.....................................       214,595
      3,418 Merit Medical Systems, Inc. (b).................        68,292
      6,845 Oakley, Inc. (b)................................        80,566
      5,098 Ocular Sciences, Inc. (b).......................       101,195
      9,413 Orasure Technologies, Inc. (b)..................        70,221
      7,217 Orthologic Corp. (b)............................        33,126
      2,100 Polymedica Corp.................................        96,159
      3,870 Possis Medical, Inc. (b)........................        53,096
     19,510 PSS World Medical, Inc. (b).....................       112,182
      5,800 Quidel Corp. (b)................................        36,076
      6,298 Sola International, Inc. (b)....................       109,585
      3,915 Sonosite, Inc. (b)..............................        78,104
      3,773 Surmodics, Inc. (b).............................       115,076
     10,895 Sybron Dental Specialties, Inc. (b).............       257,122
     11,079 Techne Corp. (b)................................       336,137
      6,638 Therasense, Inc. (b)............................        66,380
     13,606 Thoratec Corp. (b)..............................       202,729
      6,215 TriPath Imaging, Inc. (b).......................        42,448
      4,552 United Surgical Partners International, Inc. (b)       102,830
      3,376 Ventana Medical Systems, Inc. (b)...............        91,760
      7,191 Viasys Healthcare, Inc. (b).....................       148,854
     11,071 VISX, Inc. (b)..................................       192,082
      1,337 Vital Signs, Inc................................        34,709
      2,961 West Pharmaceutical Services, Inc...............        72,545
      4,328 Wright Medical Group, Inc. (b)..................        82,232
      1,229 Young Innovations, Inc. (b).....................        35,027
      2,335 Zoll Medical Corp. (b)..........................        78,363
                                                             -------------
                                                                 6,571,009
                                                             -------------

            HOME BUILDERS--0.8%
      3,556 Beazer Homes USA, Inc. (b)......................       296,926
     14,274 Champion Enterprises, Inc. (b)..................        73,939
      3,252 Coachmen Industries, Inc........................        38,861
      1,630 Dominion Homes, Inc. (b)........................        38,876
      9,924 Fleetwood Enterprises, Inc. (b).................        73,438
      2,728 M/I Schottenstein Homes, Inc....................       116,431
      2,407 Meritage Corp. (b)..............................       118,569
      6,970 Monaco Coach Corp. (b)..........................       106,850

                See accompanying notes to financial statements.

                                    MSF-210

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
        SHARES                                              (NOTE 1)
        ---------------------------------------------------------------

               HOME BUILDERS--(CONTINUED)
         4,721 Palm Harbor Homes, Inc. (b)............... $      89,416
         1,391 Skyline Corp..............................        41,730
         8,519 Standard-Pacific Corp.....................       282,490
         4,644 WCI Communities, Inc. (b).................        89,304
         1,120 William Lyon Homes, Inc. (b) (c)..........        35,672
         3,400 Winnebago Industries, Inc.................       128,860
                                                          -------------
                                                              1,531,362
                                                          -------------

               HOTELS & RESTAURANTS--2.0%
         3,224 AFC Enterprises, Inc. (b).................        52,358
         2,981 Ameristar Casinos, Inc. (b)...............        63,644
         7,742 Aztar Corp. (b)...........................       124,724
         9,232 Bob Evans Farms, Inc......................       255,080
         6,449 Boca Resorts, Inc. (b)....................        83,837
         8,745 Boyd Gaming Corp. (b).....................       150,939
         4,569 California Pizza Kitchen, Inc. (b)........        98,233
         6,376 CEC Entertainment, Inc. (b)...............       235,466
         4,180 Chicago Pizza & Brewery, Inc. (b).........        41,800
         5,051 Choice Hotels, Inc. (b)...................       137,943
        11,491 CKE Restaurants, Inc. (b).................        64,235
         2,484 Dave & Buster's, Inc. (b).................        27,076
        19,419 Extended Stay America, Inc. (b)...........       261,962
         5,441 IHOP Corp. (b)............................       171,772
         5,919 Landry's Restaurants, Inc.................       139,688
         4,316 Lone Star Steakhouse & Saloon, Inc........        93,959
         5,319 Marcus Corp...............................        79,519
         6,354 MTR Gaming Group, Inc. (b)................        49,053
         5,486 O'Charleys, Inc. (b)......................       118,114
         6,881 P.F. Chang's China Bistro, Inc. (b).......       338,614
         7,570 Panera Bread Co. (b)......................       302,800
         3,060 Papa John's International, Inc. (b).......        85,833
        10,193 Prime Hospitality Corp. (b)...............        68,395
         5,269 Rare Hospitality International, Inc. (b)..       172,191
         2,456 Redeemable Robin Gourmet Burgers, Inc. (b)        46,566
        12,170 Ryan's Family Steak Houses, Inc. (b)......       170,380
        10,541 Sonic Corp. (b)...........................       268,058
         6,105 The Steak N Shake Co. (b).................        93,101
         3,781 Triarc Cos. (b)...........................       113,392
                                                          -------------
                                                              3,908,732
                                                          -------------

               HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.7%
         1,516 American Woodmark Corp....................        70,585
         5,397 Applica, Inc. (b).........................        45,874
         7,871 Baldor Electric Co........................       162,143
         2,276 Bassett Furniture Industries, Inc.........        30,225
         4,694 Emerson Radio Corp. (b)...................        31,544
         1,824 Franklin Electric, Inc....................       101,506
         8,909 Kennametal, Inc...........................       301,481
         6,036 Kimball International, Inc. (Class B).....        94,162
         8,767 Lincoln Electric Holdings, Inc............       178,934
         9,378 Milacron, Inc.............................        45,858
         1,164 Stanley Furniture, Inc....................        31,905
         6,667 Toro Co...................................       265,013
         3,124 Universal Electronics, Inc. (b)...........        39,612
                                                          -------------
                                                              1,398,842
                                                          -------------

                                                           VALUE
          SHARES                                          (NOTE 1)
          -----------------------------------------------------------

                 HOUSEHOLD PRODUCTS--0.8%
          16,769 American Greetings Corp. (b).......... $     329,343
           4,345 Central Garden & Pet Co. (b)..........       103,628
             861 CSS Industries, Inc. (b)..............        33,191
           4,531 Ennis Business Forms, Inc.............        65,926
           6,603 Fossil, Inc. (b)......................       155,567
           3,313 Libbey, Inc...........................        75,205
           1,066 National Presto Industries, Inc.......        33,686
           2,614 New England Business Service, Inc.....        78,420
           3,263 Oneida, Ltd...........................        22,025
           8,224 Playtex Products, Inc. (b)............        52,798
           2,229 Russ Berrie & Co., Inc................        81,381
           3,925 The Standard Register Co..............        64,684
          14,085 Tupperware Corp.......................       202,261
           4,544 WD-40 Co..............................       129,731
           8,504 Yankee Candle Co., Inc. (b)...........       197,463
                                                        -------------
                                                            1,625,309
                                                        -------------

                 INDUSTRIAL MACHINERY--2.0%
           7,253 Albany International Corp. (Class A)..       198,732
           4,339 Applied Industrial Technologies, Inc..        91,553
           3,435 Astec Industries, Inc. (b)............        29,953
           1,872 ASV, Inc. (b).........................        27,107
           1,108 BHA Group Holdings, Inc...............        21,949
           5,879 Briggs & Stratton Corp................       296,889
           2,841 Cascade Corp..........................        49,433
           1,909 Ceradyne, Inc. (b)....................        35,756
           6,790 Clarcor, Inc..........................       261,754
           9,229 Cognex Corp. (b)......................       206,268
           5,659 Enpro Industries, Inc. (b)............        60,495
          12,788 Flowserve Corp. (b)...................       251,540
           4,402 Gardner Denver, Inc. (b)..............        90,065
           5,039 Global Power Equipment Group, Inc. (b)        23,431
           1,662 Gorman-Rupp Co........................        39,888
           7,362 IDEX Corp.............................       266,799
          11,805 JLG Industries, Inc...................        80,274
          13,038 Joy Global, Inc. (b)..................       192,571
           2,769 Kadant, Inc. (b)......................        51,919
           3,229 Lindsay Manufacturing Co..............        74,977
           6,954 Manitowoc, Inc........................       155,074
           1,214 NACCO Industries, Inc.................        71,553
           6,976 Nordson Corp..........................       166,378
          10,773 Presstek, Inc. (b)....................        67,116
           2,984 Robbins & Myers, Inc..................        55,204
           2,197 Sauer-Danfoss, Inc....................        23,618
           7,791 Stewart & Stevenson Services, Inc.....       122,708
          19,508 SureBeam Corp. (b)....................        51,696
           4,402 Tecumseh Products Co. (Class A).......       168,641
           2,678 Tennant Co............................        98,417
          11,894 Terex Corp. (b).......................       232,171
           2,615 Thomas Industries, Inc................        70,736
          12,587 Unova, Inc. (b).......................       139,716
          13,878 Valence Technology, Inc. (b)..........        41,495
           8,666 Wabtec Corp...........................       120,544
                                                        -------------
                                                            3,936,420
                                                        -------------

                See accompanying notes to financial statements.

                                    MSF-211

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
        ----------------------------------------------------------------

               INSURANCE--2.3%
         6,324 21st Century Insurance Group............... $      90,433
         9,662 Alfa Corp..................................       122,804
        14,465 Allmerica Financial Corp. (b)..............       260,225
         2,209 American Physicians Capital, Inc. (b)......        53,568
        10,624 Amerus Group Co............................       299,491
         4,876 Argonaut Group, Inc........................        60,121
         2,096 Baldwin & Lyons, Inc. (Class B)............        49,780
         7,391 Citizens, Inc. (b).........................        53,733
         3,491 CNA Surety Corp............................        34,386
         6,473 Commerce Group, Inc........................       234,323
         4,453 Delphi Financial Group, Inc................       208,400
         3,219 FBI Financial Group, Inc...................        64,863
         1,770 Financial Industries Corp..................        26,090
         1,651 Great American Financial Resources, Inc....        21,645
         8,212 Harleysville Group, Inc....................       189,040
         8,563 Hilb, Rogal & Hamilton Co..................       291,485
        10,662 Horace Mann Educators Corp.................       171,978
         3,397 Infinity Property & Casualty Corp..........        80,305
           825 Kansas City Life Insurance Co..............        35,343
         5,291 Landamerica Financial Group, Inc...........       251,323
         1,677 Midland Co.................................        37,246
           595 National Western Life Insurance Co. (b)....        65,706
           948 Navigators Group, Inc. (b).................        28,269
        15,112 Ohio Casualty Corp. (b)....................       199,176
         2,596 Penn America Group, Inc....................        29,205
         4,491 Philadelphia Consolidated Holding Corp. (b)       181,436
         5,966 PMA Capital Corp...........................        74,993
         5,667 Presidential Life Corp.....................        79,961
         6,461 ProAssurance Corp. (b).....................       174,382
         4,939 RLI Corp...................................       162,493
         2,643 Safety Insurance Group, Inc................        38,826
         7,327 Selective Insurance Group, Inc.............       183,541
         3,530 State Auto Financial Corp..................        79,249
         4,802 Stewart Information Services Corp. (b).....       133,736
         2,094 Triad Guaranty, Inc. (b)...................        79,467
        10,191 UICI, Inc. (b).............................       153,578
         2,340 United Fire & Casualty Co..................        76,027
         6,149 United States I Holdings Corp. (b).........        72,312
         5,271 Universal American Financial Corp. (b).....        33,576
         2,431 Zenith National Insurance Corp.............        69,284
                                                           -------------
                                                               4,551,799
                                                           -------------

               INTERNET--3.1%
         1,306 1-800 Contacts, Inc. (b)...................        31,971
         5,273 1-800-FLOWERS.COM, Inc. (b)................        43,450
        11,858 Agile Software Corp. (b)...................       114,430
        28,104 Akamai Technologies, Inc. (b)..............       136,585
         9,500 Alloy Online, Inc. (b).....................        61,275
        10,789 aQuantive, Inc. (b)........................       113,285
        73,089 Ariba, Inc. (b)............................       217,074
         8,238 Asiainfo Holdings, Inc. (b)................        67,552
         9,490 Ask Jeeves, Inc. (b).......................       130,488
         6,653 At Road, Inc. (b)..........................        72,651
         8,063 Centillium Communications, Inc. (b)........        79,904
        31,386 CNET Networks, Inc. (b)....................       195,535

                                                          VALUE
            SHARES                                       (NOTE 1)
            --------------------------------------------------------

                   INTERNET--(CONTINUED)
             7,943 Digital Insight Corp. (b).......... $     151,314
             7,155 Digital River, Inc. (b)............       138,092
             8,885 drugstore.com, Inc. (b)............        51,888
            14,166 E. Piphany, Inc. (b)...............        72,388
            32,601 Earthlink, Inc. (b)................       257,222
            10,831 Entrust, Inc. (b)..................        31,843
             4,900 eResearch Technology, Inc. (b).....       108,584
             6,437 eSPEED, Inc. (b)...................       127,195
             4,159 eUniverse, Inc. (b)................            42
             6,098 F5 Networks, Inc. (b)..............       102,751
             3,071 FindWhat.com (b)...................        58,165
             8,869 Freemarkets, Inc. (b)..............        61,728
             4,710 GSI Commerce, Inc. (b).............        31,463
            11,743 Harris Interactive, Inc. (b).......        77,386
            19,653 HomeStore, Inc. (b)................        34,786
            27,677 Interland, Inc. (b)................        27,123
            10,566 Internet Security Systems, Inc. (b)       153,101
            34,032 Interwoven, Inc. (b)...............        75,551
             2,276 J2 Global Communications (b).......       104,650
             5,436 Keynote Systems, Inc. (b)..........        56,969
             4,593 LendingTree, Inc. (b)..............       112,437
            21,255 LookSmart, Ltd. (b)................        60,152
            10,617 MatrixOne, Inc. (b)................        60,942
            13,392 Net.Bank, Inc. (b).................       176,239
             6,251 Net2Phone, Inc. (b)................        27,067
             6,224 Netegrity, Inc. (b)................        36,348
             2,943 Netflix Common, Inc. (b)...........        75,194
             2,050 Netratings, Inc. (b)...............        18,737
             6,071 NIC, Inc. (b)......................        17,727
            49,563 Openwave Systems, Inc. (b).........        96,648
             2,505 Overstock.com, Inc. (b)............        36,348
            17,348 Overture Services, Inc. (b)........       314,519
             6,605 PC-TEL, Inc. (b)...................        78,335
            34,303 Portal Software, Inc. (b)..........        68,606
             1,900 ProcureNet, Inc. (b)...............             0
             6,495 ProQuest Co. (b)...................       167,571
            18,565 Raindance Communications, Inc. (b).        46,227
             9,121 Register.com, Inc. (b).............        53,449
            45,829 Riverstone Networks, Inc. (b)......        54,078
            13,039 RSA Security, Inc. (b).............       140,169
            19,068 S1 Corp. (b).......................        77,035
            32,809 Safeguard Scientifics, Inc. (b)....        88,584
            29,814 Sapient Corp. (b)..................        82,585
             8,811 Secure Computing Corp. (b).........        76,920
            21,754 SeeBeyond Technology Corp. (b).....        50,252
            14,228 SonicWall, Inc. (b)................        68,294
            10,199 Stamps.com, Inc. (b)...............        48,955
            22,967 TIBCO Software, Inc. (b)...........       116,902
             6,831 Trizetto Group, Inc. (b)...........        41,259
             7,773 United Online, Inc. (b)............       196,968
            18,147 Valueclick, Inc. (b)...............       109,426
             5,751 Verity, Inc. (b)...................        72,808
            59,439 Vignette Corp. (b).................       123,633
             5,232 Vitria Technology, Inc. (b) (c)....        29,979
             9,158 Watchguard Technologies, Inc. (b)..        42,127
             6,613 WebEx Communications, Inc. (b).....        92,251

                See accompanying notes to financial statements.

                                    MSF-212

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
           ------------------------------------------------------------

                  INTERNET--(CONTINUED)
           12,507 webMethods, Inc. (b)................. $     101,682
            4,763 Websense, Inc. (b)...................        74,589
                                                        -------------
                                                            6,121,483
                                                        -------------

                  INVESTMENT BROKERAGE--0.1%
           12,848 Investment Technology Group, Inc. (b)       238,973
                                                        -------------

                  INVESTMENT COMPANIES--0.1%
            5,651 MCG Capital Corp. (c)................        81,939
            5,356 Soundview Technology Group, Inc. (b).        54,207
                                                        -------------
                                                              136,146
                                                        -------------

                  IRON & STEEL--0.4%
           26,675 AK Steel Holding Corp. (b)...........        96,563
           22,171 Allegheny Technologies, Inc..........       146,329
            5,504 Carpenter Technology Corp............        85,862
            2,010 Cleveland Cliffs, Inc. (b)...........        35,878
            2,640 Gibraltor Steel Corp.................        54,067
            6,570 Reliance Steel & Aluminum Co.........       135,999
            5,043 Ryerson Tull, Inc....................        44,278
            1,749 Schnitzer Steel Industries, Inc......        77,166
           10,278 Steel Dynamics, Inc. (b).............       140,809
                                                        -------------
                                                              816,951
                                                        -------------

                  LEISURE--1.5%
           13,451 Alliance Gaming Corp. (b)............       254,358
            8,466 AMC Entertainment, Inc. (b)..........        96,851
            3,610 Arctic Cat, Inc......................        69,168
            6,907 Argosy Gaming Corp. (b)..............       144,425
            9,603 Bally Total Fitness Holding Corp. (b)        86,715
           17,933 Callaway Golf Co.....................       237,074
            1,657 Churchill Downs, Inc.................        63,480
            3,422 Gaylord Entertainment Co. (b)........        66,969
            3,680 Isle of Capri Casinos, Inc. (b)......        60,830
            6,734 K2, Inc. (b).........................        82,491
           11,160 Macrovision Corp. (b)................       222,307
           10,002 Magna Entertainment Corp. (b)........        50,010
            2,946 Multimedia Games, Inc. (b)...........        75,123
            7,859 Nautilus Group, Inc. (b).............        97,452
            4,510 Navigant International, Inc. (b).....        58,179
            6,812 Pegasus Solutions, Inc. (b)..........       110,695
            8,201 Penn National Gaming, Inc. (b).......       168,531
            5,436 Pinnacle Entertainment, Inc. (b).....        36,965
           13,543 Scientific Games Corp. (b)...........       127,304
            4,563 Shuffle Master, Inc. (b).............       134,107
           25,322 Six Flags, Inc. (b)..................       171,683
            3,868 Speedway Motorsports, Inc............       103,662
            4,868 Thor Industries, Inc.................       198,712
            5,190 Vail Resorts, Inc. (b)...............        69,909
            6,066 WMS Industries, Inc. (b).............        94,569
                                                        -------------
                                                            2,881,569
                                                        -------------

                  MEDIA--1.2%
            3,373 4Kids Entertainment, Inc. (b)........        62,738
            1,305 Courier Corp.........................        67,207

                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                MEDIA--(CONTINUED)
         12,085 Emmis Communications Corp. (Class A) (b) $     277,351
          1,368 Fisher Communications, Inc..............        66,909
         10,930 Gray Television, Inc....................       135,532
         11,321 Hollinger International, Inc............       121,927
          3,513 Information Holdings, Inc. (b)..........        64,112
         12,143 Insight Communications, Inc. (b)........       160,045
          8,489 Journal Register Co. (b)................       153,566
          4,342 Liberty Corp............................       184,535
          2,490 LodgeNet Entertainment Corp. (b)........        27,266
          2,536 Martha Stewart Living, Inc. (b).........        23,813
         14,733 Mediacom Communications Corp. (b).......       145,415
          8,285 Paxson Communications Corp. (b).........        49,627
            906 Pegasus Communications Corp. (b)........        26,799
          4,067 Playboy Enterprises, Inc. (Class B) (b).        55,311
         40,639 Primedia, Inc. (b)......................       123,949
          1,274 Pulitzer, Inc...........................        62,961
          9,711 Regent Communications, Inc. (b).........        57,295
          3,370 Saga Communications, Inc. (b)...........        65,547
          3,041 Salem Communications Corp. (b)..........        60,853
         10,427 Sinclair Broadcast Group, Inc. (b)......       121,057
          8,160 Spanish Broadcasting Systems, Inc. (b)..        66,504
          2,290 Thomas Nelson, Inc......................        28,625
          3,435 World Wrestling Entertainment, Inc. (b).        35,346
          3,136 Young Broadcasting, Inc. (b)............        66,264
                                                         -------------
                                                             2,310,554
                                                         -------------

                METALS--0.6%
          3,428 Circor International, Inc...............        61,121
          6,889 Commercial Metals Co....................       122,555
          7,503 Kaydon Corp.............................       156,062
          1,107 Lawson Products, Inc....................        30,486
         11,426 Maverick Tube Corp. (b).................       218,808
          9,334 Mueller Industries, Inc. (b)............       253,045
          2,570 NN, Inc.................................        32,536
          3,865 NS Group, Inc. (b)......................        37,684
          2,638 Penn Engineering & Manufacturing Corp...        36,009
          4,447 Quanex Corp.............................       132,165
          4,048 Valmont Industries, Inc.................        78,774
                                                         -------------
                                                             1,159,245
                                                         -------------

                MINING--0.4%
          4,482 Amcol International Corp................        35,856
          3,762 Brush Engineered Material, Inc. (b).....        31,413
          2,672 Century Aluminum Co.....................        18,784
         41,281 Coeur d'Alene Mines Corp. (b)...........        57,381
         27,672 Hecla Mining Co. (b)....................       117,052
          4,670 Liquidmetal Technologies (b)............        23,957
          4,393 Royal Gold, Inc.........................        94,405
          4,700 RTI International Metals, Inc. (b)......        50,901
         10,348 Shaw Group, Inc. (b)....................       124,693
         12,190 Stillwater Mining Co. (b)...............        62,657
         22,279 USEC, Inc...............................       156,399
          1,727 Westmoreland Coal Co. (b)...............        31,414
                                                         -------------
                                                               804,912
                                                         -------------

                See accompanying notes to financial statements.

                                    MSF-213

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                MUTUAL FUNDS--1.8%
          2,004 Gladstone Capital Corp................... $      41,343
         39,650 iShares Russell 2000 Index Fund..........     3,524,885
                                                          -------------
                                                              3,566,228
                                                          -------------

                RAILROADS & EQUIPMENT--0.3%
          4,009 Florida East Coast Indiana, Inc..........       102,430
          3,360 Genesee & Wyoming, Inc. (b)..............        69,115
         16,254 Kansas City Southern Industries, Inc. (b)       195,536
          3,074 Old Dominion Freight Lines, Inc. (b).....        66,460
          6,105 Pacer International, Inc. (b)............       115,140
          8,157 RailAmerica, Inc. (b)....................        68,927
                                                          -------------
                                                                617,608
                                                          -------------

                REAL ESTATE--0.5%
          8,671 Anworth Mortgage Asset Corp..............       133,707
          1,459 Avatar Holding, Inc. (b).................        44,062
          4,327 Brookfield Homes Corp....................        66,722
          1,674 Consolidated Tomoka Land Co..............        42,051
          9,545 Corrections Corp. of America (b).........       241,775
          4,402 Insignia Financial Group, Inc. (b).......        48,906
          8,499 Jones Lang LaSalle, Inc. (b).............       134,284
          5,734 LNR Property Corp........................       214,452
          8,500 Trammell Crow Co. (b)....................        90,185
                                                          -------------
                                                              1,016,144
                                                          -------------

                REAL ESTATE INVESTMENT TRUST--5.7%
          3,021 Acadia Realty Trust......................        27,642
            446 Alexander's, Inc. (b)....................        37,236
          5,173 Alexandria Real Estate Equities, Inc.....       232,785
          1,481 American Land Lease, Inc.................        24,881
          2,249 American Mortgage Acceptance Co..........        39,043
          3,865 AMLI Residential Properties Trust........        91,021
         12,289 Anthracite Capital, Inc..................       148,205
          6,602 Apex Mortgage Capital, Inc...............        36,113
          3,672 Associated Estates Realty Corp...........        24,125
          3,277 Bedford Property Investors, Inc..........        93,067
          3,897 Boykin Lodging Co........................        30,397
          7,088 Brandywine Realty Trust..................       174,507
          6,721 Capital Automotive REIT..................       188,121
          2,188 Capstead Mortgage Corp...................        24,659
          6,178 Chateau Communities, Inc.................       182,807
          4,343 Colonial Properties Trust................       152,830
          9,733 Commercial Net Lease Realty..............       167,797
         14,939 Cornerstone Realty Income Trust, Inc.....       109,204
          7,935 Corporate Office Properties Trust........       134,340
          2,476 Correctional Properties Trust............        69,328
          3,454 CRIIMI MAE, Inc. (b).....................        37,821
          7,087 Crown American Realty Trust..............        76,114
          3,871 EastGroup Properties, Inc................       104,517
          4,717 Entertainment Properties Trust...........       135,614
         11,144 Equity Inns, Inc.........................        76,894
          8,247 Equity One, Inc..........................       135,251
          4,516 Essex Property Trust, Inc................       258,541
         13,388 FelCor Lodging Trust, Inc................       105,096
         10,663 First Industrial Realty Trust, Inc.......       336,951

                                                             VALUE
        SHARES                                              (NOTE 1)
        ---------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUST--(CONTINUED)
         6,648 Gables Residential Trust.................. $     200,969
         4,275 Getty Realty Corp.........................        95,418
         4,748 Glenborough Realty Trust, Inc.............        90,924
         8,385 Glimcher Realty Trust.....................       187,824
         3,917 Great Lakes REIT (c)......................        62,672
        10,964 Health Care REIT, Inc.....................       334,402
         4,966 Heritage Property Investment Trust, Inc...       134,479
        14,534 Highwoods Properties, Inc.................       324,108
         7,574 Home Properties of New York, Inc..........       266,908
        13,031 IMPAC Mortage Holdings, Inc...............       217,487
         7,440 Innkeepers USA Trust......................        50,592
         9,263 Investors Real Estate Trust...............        99,948
         4,555 Keystone Property Trust...................        84,313
         6,526 Kilroy Realty Corp........................       179,465
         5,192 Koger Equity, Inc.........................        89,458
         5,633 Kramont Realty Trust......................        92,944
        37,709 La Quinta Corp. (b).......................       162,526
         4,643 LaSalle Hotel Properties..................        68,623
         8,536 Lexington Corporate Properties Trust......       151,087
         3,887 LTC Properties, Inc.......................        37,121
         3,823 Manufactured Home Communities, Inc........       134,225
        11,607 MeriStar Hospitality Corp.................        59,660
        11,850 MFA Mortgage Investment, Inc..............       118,974
         4,187 Mid-America Apartment Communities, Inc....       113,091
         4,950 Mid-Atlantic Realty Trust.................       103,653
         5,269 Mission West Properties, Inc..............        59,908
         6,068 National Health Investors, Inc............       111,894
         2,226 National Health Realty, Inc...............        35,594
        15,995 Nationwide Health Properties, Inc.........       254,800
         5,626 Newcastle Investment Corp.................       110,157
         2,791 Novastar Financial, Inc...................       166,762
         2,559 Parkway Properties, Inc...................       107,606
         3,979 Pennsylvania Real Estate Investment Trust.       119,171
         8,908 Post Properties, Inc......................       236,062
         8,156 Prentiss Properties Trust.................       244,598
         3,518 PS Business Parks, Inc....................       124,185
         5,396 RAIT Investment Trust.....................       142,994
         2,946 Ramco-Gershenson Property Trust...........        68,642
        13,636 Reckson Associates Realty Corp............       284,447
         3,762 Redwood Trust, Inc........................       150,141
         8,433 RFS Hotel Investors, Inc..................       103,895
         3,006 Saul Centers, Inc.........................        76,954
        12,160 Senior Housing Properties Trust...........       164,890
         2,605 Sizeler Property Investments, Inc.........        26,701
         7,445 SL Green Realty Corp......................       259,756
         3,559 Sovran Self Storage, Inc..................       112,108
         6,217 Summit Properties, Inc....................       128,381
         4,002 Sun Communities, Inc......................       157,279
         1,790 Tanger Factory Outlet Centers, Inc........        59,213
        11,967 Taubman Centers, Inc......................       229,288
         3,940 The Town & Country Trust..................        91,605
         1,574 United Mobile Homes, Inc..................        23,862
         3,004 Universal Health Realty Income Trust, Inc.        81,108
         5,566 Urstadt Biddle Properties, Inc............        71,579
         5,453 US Restaurant Properties, Inc.............        85,612
        20,158 Ventas, Inc...............................       305,394

                See accompanying notes to financial statements.

                                    MSF-214

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUST--(CONTINUED)
          9,638 Washington Real Estate Investment Trust.. $     262,154
          3,817 Winston Hotels, Inc......................        31,185
                                                          -------------
                                                             11,203,703
                                                          -------------

                RETAIL--5.6%
          6,602 7-Eleven, Inc. (b).......................        69,651
          3,495 A.C. Moore Arts & Crafts, Inc. (b).......        70,005
          5,237 Aeropostale, Inc. (b)....................       112,491
         14,228 American Eagle Outfitters, Inc. (b)......       260,941
         12,133 Ann Taylor Stores Corp. (b)..............       351,250
          3,595 Asbury Automotive Group, Inc. (b)........        48,461
          1,110 Bebe Stores, Inc. (b)....................        21,234
          3,541 Big 5 Sporting Goods Corp. (b)...........        44,369
         18,862 BJ's Wholesale Club, Inc. (b)............       284,062
          1,805 Blair Corp...............................        40,071
          2,968 Blue Rhino Corp. (b).....................        35,586
          1,917 Brookstone, Inc. (b).....................        38,819
          4,790 Brown Shoe Co., Inc......................       142,742
          2,739 Buckle, Inc. (b).........................        52,671
          5,035 Burlington Coat Factory Warehouse Corp...        90,126
         12,268 Casey's General Stores, Inc..............       173,469
          6,653 Cash America International, Inc..........        87,953
          8,479 Casual Male Retail Group, Inc. (b).......        44,006
          4,595 Cato Corp................................        96,863
          3,223 Charlotte Russe Holding, Inc. (b)........        33,261
         30,421 Charming Shoppes, Inc. (b)...............       151,192
          3,487 Childrens Place Retail Stores, Inc. (b)..        69,252
          6,645 Christopher & Banks Corp. (b)............       245,799
          3,770 Coldwater Creek, Inc. (b)................        46,484
          3,376 Cole National Corp. (b)..................        42,268
         18,565 Copart, Inc. (b).........................       175,439
          5,838 Cost Plus, Inc. (b)......................       208,183
          9,112 CSK Auto Corp. (b).......................       131,668
          3,461 Dicks Sporting Goods Inc. (b)............       123,662
         16,783 Dillard's, Inc. (Class A)................       226,067
          5,017 Dress Barn, Inc. (b).....................        63,565
          6,114 Duane Reade, Inc. (b)....................        90,181
          3,675 Electronics Boutique Holding Corp. (b)...        84,929
          1,960 Finlay Enterprises, Inc. (b).............        32,438
          4,548 Footstar, Inc. (b).......................        59,124
          7,016 Fred's, Inc..............................       260,855
          5,965 Friedman's, Inc..........................        67,822
          2,346 Galyan's Trading Co. (b).................        33,642
          5,825 Gamestop Corp. (b).......................        75,259
          2,206 Gart Sports Co. (b)......................        62,562
          5,989 Genesco, Inc. (b)........................       106,005
          6,270 Goody's Family Clothing, Inc. (b)........        54,235
          4,478 Group 1 Automotive, Inc. (b).............       145,132
          3,711 Guitar Center, Inc. (b)..................       107,619
          3,830 Hancock Fabrics, Inc.....................        61,854
          4,385 Haverty Furniture Cos., Inc..............        76,737
          2,023 Hibbett Sporting Goods, Inc. (b).........        66,638
         14,483 Hollywood Entertainment Corp. (b)........       249,108
          8,568 Hot Topic, Inc. (b)......................       230,565
         12,660 Insight Enterprises, Inc. (b)............       127,360

                                                             VALUE
        SHARES                                              (NOTE 1)
        ------------------------------------------------------------------

               RETAIL--(CONTNUED)
         5,283 Intertan, Inc. (b)........................ $      43,321
         9,292 Jack in the Box, Inc. (b).................       207,212
         3,819 Jo Ann Stores, Inc. (b)...................        96,621
         1,253 Jos A Bank Clothiers, Inc. (b)............        41,888
         1,604 Kenneth Cole Productions, Inc. (b)........        31,262
        12,011 Linens 'N Things, Inc. (b)................       283,580
         3,607 Lithia Motors, Inc. (b)...................        58,325
         8,538 Longs Drug Stores Corp....................       141,731
         3,753 MarineMax, Inc. (b).......................        52,542
         1,026 Mothers Work, Inc. (b)....................        27,466
         1,848 Movado Group, Inc.........................        40,194
         6,640 Movie Gallery, Inc. (b)...................       122,508
         8,769 NU Skin Enterprises, Inc..................        91,636
        33,890 Office Max, Inc. (b)......................       221,979
        12,824 Pacific Sunwear of California, Inc. (b)...       308,930
         2,530 Party City Corp. (b)......................        25,983
        18,535 Payless Shoesource, Inc. (b)..............       231,687
        13,127 Pep Boys-Manny Moe & Jack.................       177,346
         9,770 Petco Animal Supplies, Inc. (b)...........       212,400
         5,334 Priceline.com, Inc. (b)...................       119,436
         3,258 Rex Stores Corp. (b)......................        39,454
         4,469 School Specialty, Inc. (b)................       127,188
         5,410 Select Comfort Corp. (b)..................        88,616
         2,598 Sharper Image Corp. (b) (c)...............        70,847
         1,625 Shoe Carnival, Inc. (b)...................        23,985
         7,539 Shopko Stores, Inc. (b)...................        98,007
         7,447 Sonic Automotive, Inc. (b)................       163,164
         4,513 Stage Stores, Inc. (b)....................       106,055
         4,939 Stein Mart, Inc. (b)......................        29,585
        14,046 Summit America Television, Inc. (b).......        40,593
         4,617 TBC Corp. (b).............................        87,954
         9,274 The Bombay Co., Inc. (b)..................        98,583
         4,837 The Finish Line, Inc. (b).................       107,430
         5,501 The J. Jill Group, Inc. (b)...............        92,637
         9,475 The Men's Wearhouse, Inc. (b).............       207,029
         9,091 The Sports Authority, Inc. (b)............        97,274
         9,020 Too, Inc. (b).............................       182,655
         4,238 Tractor Supply Co. (b)....................       202,364
         3,766 Tuesday Morning Corp. (b).................        99,046
         7,102 Tweeter Home Entertainment Group, Inc. (b)        61,645
         2,485 Ultimate Electronics, Inc. (b)............        31,858
         4,396 United Auto Group, Inc. (b)...............        95,745
         3,369 Urban Outfitters, Inc. (b)................       120,947
         3,317 West Marine, Inc. (b).....................        58,081
         6,459 Wet Seal, Inc. (b)........................        68,982
         2,529 Whitehall Jewellers, Inc. (b).............        22,938
         4,941 Wilsons The Leather Experts, Inc. (b).....        35,625
         2,616 World Fuel Services Corp..................        64,327
         8,730 Zale Corp. (b)............................       349,200
                                                          -------------
                                                             10,981,536
                                                          -------------

               SEMICONDUCTORS--3.3%
         6,014 Actel Corp. (b)...........................       123,287
         5,691 Alliance Semiconductor Corp. (b)..........        27,544
         4,659 Artisan Components, Inc. (b)..............       105,340

                See accompanying notes to financial statements.

                                    MSF-215

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                            VALUE
         SHARES                                            (NOTE 1)
         -------------------------------------------------------------

                SEMICONDUCTORS--(CONTINUED)
         10,624 Asyst Technologies, Inc. (b)............ $      71,075
          7,286 ATMI, Inc. (b)..........................       181,931
         26,837 Axcelis Technologies, Inc. (b)..........       164,242
         10,012 Brooks Automation, Inc. (b).............       113,536
         12,305 ChipPAC, Inc. (b).......................        94,379
         16,408 Cirrus Logic, Inc. (b)..................        65,960
          5,747 Cohu, Inc...............................        89,653
         17,229 Credence Systems Corp. (b)..............       145,930
          9,386 Cymer, Inc. (b).........................       296,222
          7,523 DSP Group, Inc. (b).....................       161,970
          3,284 Dupont Photomasks, Inc. (b).............        61,838
         14,379 Entegris, Inc. (b)......................       193,254
          9,757 ESS Technology, Inc. (b)................        95,131
         10,509 Exar Corp. (b)..........................       166,357
          8,575 Genesis Microchip, Inc. (b).............       116,106
         28,746 GlobespanVirata, Inc. (b)...............       237,155
          7,161 Helix Technology Corp...................        94,740
          6,746 Integrated Silicon Solution, Inc. (b)...        46,817
          4,827 IXYS Corp. (b)..........................        38,471
         19,021 Kopin Corp. (b).........................       116,409
         13,667 Kulicke & Soffa Industries, Inc. (b)....        87,332
         27,544 Lattice Semiconductor Corp. (b).........       226,687
         13,552 LTX Corp. (b)...........................       116,818
         12,377 Mattson Technology, Inc. (b)............        38,245
         15,294 Micrel, Inc. (b)........................       158,905
          7,923 Microsemi Corp. (b).....................       126,768
          9,855 Microtune, Inc. (b).....................        31,536
          6,246 Monolithic System Technology, Inc. (b)..        56,589
          8,966 Mykrolis Corp. (b)......................        91,005
         15,470 Oak Technology, Inc. (b)................        96,069
          5,520 OmniVision Technologies, Inc. (b).......       172,224
          5,788 Pericom Semiconductor Corp. (b).........        53,828
          7,966 Photronics, Inc. (b)....................       139,007
          9,545 Pixelworks, Inc. (b)....................        56,697
          6,697 Power Integrations, Inc. (b)............       162,871
          3,230 Rudolph Technologies, Inc. (b)..........        51,551
         15,992 Semtech Corp. (b).......................       227,726
         19,048 Silicon Image, Inc. (b).................       106,288
          1,324 Siliconix, Inc. (b).....................        47,796
          7,747 Sipex Corp. (b).........................        37,960
         37,721 Skyworks Solutions, Inc. (b)............       255,371
          3,273 Standard Microsystems Corp. (b).........        49,651
          2,342 Supertex, Inc. (b)......................        43,023
          4,864 Three Five Systems, Inc. (b)............        33,562
         40,101 Transmeta Corp. (b).....................        64,162
         37,071 TriQuint Semiconductor, Inc. (b)........       154,215
          5,104 Ultratech Stepper, Inc. (b).............        94,373
          8,241 Varian Semiconductor Equipment, Inc. (b)       245,252
          7,097 Veeco Instruments, Inc. (b).............       120,862
         55,365 Vitesse Semiconductor Corp. (b).........       272,396
          5,120 White Electronic Designs Corp. (b)......        54,221
          6,987 Xicor, Inc. (b).........................        43,808
          7,508 Zoran Corp. (b).........................       144,229
                                                         -------------
                                                             6,468,374
                                                         -------------

                                                             VALUE
         SHARES                                             (NOTE 1)
         --------------------------------------------------------------

                 SHIPBUILDING--0.0%
           1,953 Maritrans, Inc.......................... $      28,611
                                                          -------------

                 SOFTWARE--4.8%
          27,006 Activision, Inc. (b)....................       348,918
           8,726 Advent Software, Inc. (b)...............       147,557
           5,230 Allscripts Heathcare Solutions, Inc. (b)        19,194
           2,373 Altiris, Inc. (b).......................        47,579
          10,892 American Management Systems, Inc. (b)...       155,538
           4,054 ANSYS, Inc. (b).........................       126,079
          16,303 Ascential Software Corp. (b)............       268,021
           8,025 Aspen Technology, Inc. (b)..............        38,520
           7,831 Autobytel Inc. (b)......................        48,865
           7,701 Avid Technology, Inc. (b)...............       270,074
           4,061 Barra, Inc. (b).........................       144,978
          19,291 Borland Software Corp. (b)..............       188,473
           7,176 BroadVision Inc. (b)....................        40,831
           2,769 CCC Information Services Group, Inc. (b)        40,150
           7,711 Cerner Corp. (b)........................       176,967
         101,214 CMG Information Services, Inc. (b)......       169,027
           1,450 Computer Programs & Systems, Inc........        29,015
           4,506 Concord Communications, Inc. (b)........        61,867
           6,363 Concur Technologies, Inc. (b)...........        64,075
          14,253 CSG Systems International, Inc. (b).....       201,395
           6,054 Datastream Systems, Inc. (b)............        64,112
           8,149 Dendrite International, Inc. (b)........       104,959
          12,593 Documentum, Inc. (b)....................       247,704
           9,535 Eclipsys Corp. (b)......................        99,545
           3,272 eCollege.com, Inc. (b)..................        37,563
          13,813 eFunds Corp. (b)........................       159,264
           3,927 Embarcadero Technologies, Inc. (b)......        27,489
          10,467 Epicor Software Corp. (b)...............        62,697
           3,051 EPIQ System, Inc. (b)...................        52,386
           9,424 Filenet Corp. (b).......................       170,009
           5,810 Gerber Scientific, Inc. (b).............        38,695
           2,514 Group 1 Software, Inc. (b)..............        46,434
           9,912 Hyperion Solutions Corp. (b)............       334,629
           4,750 IDX Systems Corp. (b)...................        73,720
          19,266 Informatica Corp. (b)...................       133,128
           6,984 InfoSpace, Inc. (b).....................        94,773
           8,242 InfoUSA, Inc. (b).......................        66,760
           5,102 Inter-Tel, Inc..........................       108,264
           4,994 InterCept, Inc. (b).....................        41,750
           9,534 Intervoice-Brite, Inc. (b)..............        47,098
           7,834 JDA Software Group, Inc. (b)............        87,662
           6,535 Kana Software, Inc. (b).................        19,801
          15,022 Keane, Inc. (b).........................       204,750
           7,179 KFX, Inc. (b)...........................        27,855
          11,665 Lawson Software, Inc. (b)...............        90,637
          23,916 Legato Systems, Inc. (b)................       200,655
           6,416 Lionbridge Technologies, Inc. (b).......        32,657
           3,659 Mantech International Corp. (b).........        70,180
          16,660 Manugistics Group, Inc. (b).............        68,473
           5,694 Mapics, Inc. (b)........................        46,691
          14,978 Micromuse, Inc. (b).....................       119,674
           2,609 MicroStrategy, Inc. (b).................        95,046
           6,216 Midway Games, Inc. (b)..................        22,564

                See accompanying notes to financial statements.

                                    MSF-216

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
    SHARES                                                      (NOTE 1)
    -----------------------------------------------------------------------

           SOFTWARE--(CONTINUED)
     5,345 MRO Software, Inc. (b)............................ $      46,127
     5,754 MSC.Software Corp. (b)............................        38,782
     9,493 NDCHealth Corp....................................       174,197
    14,539 NETIQ Corp. (b)...................................       224,773
     2,371 Opnet Technologies, Inc. (b)......................        28,902
    13,244 Opsware, Inc. (b).................................        53,241
     6,359 Packeteer, Inc. (b)...............................        99,010
    58,374 Parametric Technology Corp. (b)...................       178,041
     4,287 Parthusceva, Inc. (b).............................        34,939
     5,574 PDF Solutions, Inc. (b)...........................        64,380
     6,793 Per-Se Technologies, Inc. (b).....................        76,285
    15,916 Pinnacle Systems, Inc. (b)........................       170,301
     4,884 Practiceworks, Inc. (b)...........................        94,261
     7,088 Progress Software Corp. (b).......................       146,934
    10,442 PumaTech, Inc. (b)................................        35,503
     2,919 QAD, Inc. (b).....................................        21,659
       935 Quality Systems, Inc. (b).........................        25,703
    10,745 Quest Software, Inc. (b)..........................       127,865
     2,454 Renaissance Learning, Inc. (b)....................        53,743
    14,784 Retek, Inc. (b)...................................        94,618
     4,338 Roxio, Inc. (b)...................................        29,021
     7,225 Safalink Corp. (b)................................        46,962
     2,364 Safenet, Inc. (b).................................        66,145
    13,985 Scansoft, Inc. (b)................................        75,939
     6,570 SeaChange International, Inc. (b).................        62,678
     6,225 Serena Software, Inc. (b).........................       129,978
     3,444 SM&A (b)..........................................        39,124
     4,625 Sohu Common, Inc. (b).............................       157,990
     9,129 SpeechWorks International, Inc. (b)...............        42,906
     3,404 SPSS, Inc. (b)....................................        56,983
     1,998 SS&C Technologies, Inc. (b).......................        31,868
     5,005 Stellent, Inc. (b)................................        27,027
     6,919 Support.com, Inc. (b).............................        44,904
    23,692 Sybase, Inc. (b)..................................       329,556
    10,435 Take Two Interactive Software, Inc. (b)...........       295,728
    10,660 THQ, Inc. (b).....................................       191,880
     4,820 Tradestation Group, Inc. (b)......................        49,453
     9,255 Transaction Systems Architects, Inc. (Class A) (b)        82,925
     3,080 Ulticom, Inc. (b).................................        29,260
     7,236 Vastera, Inc. (b).................................        43,199
     1,139 Verint Systems, Inc. (b)..........................        28,942
    24,771 Verso Technologies, Inc. (b)......................        44,836
     8,070 Vitalworks, Inc. (b)..............................        31,877
    18,984 Wind River Systems, Inc. (b)......................        72,329
                                                              -------------
                                                                  9,485,521
                                                              -------------

           TELECOMMUNICATIONS--3.1%
    13,567 Aeroflex, Inc. (b)................................       105,009
     8,166 Aether Systems, Inc. (b)..........................        40,013
     7,605 Allen Telecom, Inc. (b)...........................       125,635
     7,480 Anaren Microwave, Inc. (b)........................        70,088
    26,744 Andrew Corp. (b)..................................       246,045
     8,981 Anixter International, Inc. (b)...................       210,425
    14,791 Arris Group, Inc. (b).............................        73,363

                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

              TELECOMMUNICATIONS--(CONTINUED)
       12,321 Aspect Communications, Inc. (b)............. $      47,682
        3,787 Audiovox Corp. (b)..........................        42,377
       13,231 Avanex Corp. (b)............................        52,924
        4,641 Black Box Corp..............................       168,004
        4,370 Boston Communications Group (b).............        74,858
        7,114 C-COR.net Corp. (b).........................        34,859
       11,659 Cable Design Technologies Corp. (b).........        83,362
       48,825 Cincinnati Bell, Inc. (b)...................       327,127
        5,879 Commonwealth Telephone Enterprises, Inc. (b)       258,500
       15,453 CommScope, Inc. (b).........................       146,803
        6,494 Computer Network Technology Corp. (b).......        52,601
        4,813 CT Communications, Inc......................        51,740
        2,374 EMS Technologies, Inc. (b)..................        31,503
       55,423 Enterasys Networks, Inc. (b)................       167,932
       29,053 Extreme Networks, Inc. (b)..................       153,981
       38,137 Finisar Corp. (b)...........................        59,112
       12,024 General Communication, Inc. (b).............       104,128
        4,139 Golden Telecom, Inc. (b)....................        92,879
       16,695 Harmonic, Inc. (b)..........................        67,949
        3,161 Hickory Technologies Corp...................        35,403
        7,638 Hypercom Corp. (b)..........................        31,698
        3,656 Inet Technologies, Inc. (b).................        36,450
       14,184 Infonet Services Corp. (b)..................        22,553
        3,440 Intrado, Inc. (b)...........................        54,318
        5,422 Ixia (b)....................................        34,863
        6,389 Lightbridge, Inc. (b).......................        55,968
        4,712 MasTec, Inc. (b)............................        27,141
        4,186 Metro One Telecommunications, Inc. (b)......        21,600
       27,568 MRV Communications, Inc. (b)................        55,412
       15,049 New Focus, Inc. (b).........................        56,283
       10,445 Newport Corp. (b)...........................       154,586
        3,263 NII Holdings, Inc. (Class B) (b)............       124,875
        4,925 North Pittsburgh Systems, Inc...............        74,220
       26,089 Oplink Communications, Inc. (b).............        48,786
       10,910 Plantronics, Inc. (b).......................       236,420
       18,057 Powerwave Technologies, Inc. (b)............       113,217
       12,736 Price Communications Corp. (b)..............       164,422
       28,375 Proxim Corp. (b)............................        41,427
       10,672 PTEK Holdings, Inc. (b).....................        51,759
       15,011 RCN Corp. (b)...............................        29,722
       15,267 REMEC, Inc. (b).............................       106,258
       46,748 RF Micro Devices, Inc. (b)..................       281,423
          736 Shenandoah Telecommunications Co............        35,299
       53,936 Sonus Networks, Inc. (b)....................       271,298
        3,794 Spectralink Corp. (b).......................        37,485
       22,869 Stratex Networks, Inc (b)...................        73,181
        3,958 SureWest Communications.....................       119,729
       43,265 Sycamore Networks, Inc. (b).................       165,705
        7,152 TALK America Holdings, Inc. (b).............        78,028
       13,097 Tekelec, Inc. (b)...........................       147,996
       14,703 Terayon Communication Systems, Inc. (b).....        40,139
        9,991 Time Warner Telecom, Inc. (b)...............        63,643
        3,729 Tollgrade Communications, Inc. (b)..........        69,546
        4,630 Triton PCS Holdings, Inc. (b)...............        23,381
        7,942 Turnstone Systems, Inc. (b).................        19,934

                See accompanying notes to financial statements.

                                    MSF-217

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
           ----------------------------------------------------------

                  TELECOMMUNICATIONS--(CONTINUED)
            5,729 Viasat, Inc. (b)..................... $      82,154
           13,485 Western Wireless Corp. (b)...........       155,482
                                                        -------------
                                                            6,130,703
                                                        -------------

                  TOBACCO--0.3%
           11,756 Dimon, Inc...........................        84,173
            2,539 Standard Commercial Corp.............        43,163
            6,814 Universal Corp.......................       288,232
            5,723 Vector Group, Ltd....................       100,153
                                                        -------------
                                                              515,721
                                                        -------------

                  TOYS & AMUSEMENTS--0.2%
            4,245 Action Performance Cos., Inc.........        80,655
            4,009 Boyds Collection, Ltd. (b)...........        18,883
            3,459 Department 56, Inc. (b)..............        53,027
            6,780 JAKKS Pacific, Inc. (b)..............        90,106
            3,716 RC2 Corp. (b)........................        63,209
            8,387 The Topps Co., Inc. (b)..............        72,044
                                                        -------------
                                                              377,924
                                                        -------------

                  TRANSPORTATION--1.3%
           13,179 Airborne, Inc........................       275,441
           11,255 Alexander & Baldwin, Inc.............       298,595
            5,747 Arkansas Best Corp. (b)..............       136,721
            2,056 Covenant Transport, Inc. (b).........        34,952
            9,602 EGL, Inc. (b)........................       145,950
            3,747 Gulfmark Offshore, Inc. (b)..........        63,249
            7,930 Heartland Express, Inc. (b)..........       176,443
            5,158 Kirby Corp. (b)......................       145,456
            6,483 Knight Transportation, Inc. (b)......       161,427
            3,887 Landstar System, Inc. (b)............       244,298
            5,105 Offshore Logistics, Inc. (b).........       111,034
            4,225 Overseas Shipholding Group, Inc......        92,992
            1,679 PAM Transportation Services, Inc. (b)        42,177
            1,202 Petroleum Helicopters, Inc. (b)......        37,923
            3,177 Roadway Corp.........................        90,640
            3,278 SCS Transportation, Inc. (b).........        41,401
            3,302 Seabulk International, Inc. (b)......        29,289
            7,362 USF Corp.............................       198,553
            8,096 Yellow Corp. (b).....................       187,422
                                                        -------------
                                                            2,513,963
                                                        -------------

                  TRUCKING & FREIGHT FORWARDING--0.2%
            3,523 Forward Air Corp. (b)................        89,379
           11,363 GATX Corp............................       185,785
            2,801 Interpool, Inc.......................        45,992
                                                        -------------
                                                              321,156
                                                        -------------

                  UTILITIES--0.2%
            4,139 American State Water Co..............       112,995
            3,834 California Water Service Group.......       107,812
            2,177 Connecticut Water Service, Inc.......        55,622
            1,732 Middlesex Water Co...................        42,676

                                                             VALUE
          SHARES                                           (NOTE 1)
        -----------------------------------------------------------------

                   UTILITIES--(CONTINUED)
               466 SJW Corp............................. $      39,727
             2,197 Southwest Water Co...................        30,692
                                                         -------------
                                                               389,524
                                                         -------------
                   Total Common Stocks
                    (Identified Cost $203,357,552)......   196,713,804
                                                         -------------

        WARRANTS--0.0%
        -----------------------------------------------------------------

                   GAS & OIL--0.0%
               986 Magnum Hunter Resources, Inc. (b)....           355
                                                         -------------
                   Total Warrants
                    (Identified Cost $962)..............           355
                                                         -------------

        SHORT TERM INVESTMENTS--4.5%
           FACE                                              VALUE
          AMOUNT                                           (NOTE 1A)
        -----------------------------------------------------------------

                   DISCOUNT NOTES--4.5%
        $8,950,000 Federal National Mortgage Association
                    0.750%, 07/01/03.................... $   8,950,000
                                                         -------------
                   Total Short Term Investments
                    (Identified Cost $8,950,000)........     8,950,000
                                                         -------------
                   Total Investments--104.3%
                    (Identified Cost $212,308,514) (a)..   205,664,159
                   Other assets less liabilities........    (8,522,740)
                                                         -------------
                   TOTAL NET ASSETS--100%............... $ 197,141,419
                                                         =============

                See accompanying notes to financial statements.

                                    MSF-218

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................             $205,664,159
       Cash.....................................                   43,069
       Collateral for securities loaned.........                  823,654
       Receivable for:
        Securities sold.........................               40,274,467
        Fund shares sold........................                  318,098
        Dividends and interest..................                  197,658
                                                             ------------
         Total Assets...........................              247,321,105
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   335,375
        Securities purchased....................  48,817,516
        Futures variation margin................      85,300
        Withholding taxes.......................          96
        Return of collateral for securities
         loaned.................................     823,654
       Accrued expenses:
        Management fees.........................      40,513
        Service and distribution fees...........       6,197
        Other expenses..........................      71,035
                                                 -----------
         Total Liabilities......................               50,179,686
                                                             ------------
     NET ASSETS.................................             $197,141,419
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $209,710,411
        Undistributed net investment income.....                  974,884
        Accumulated net realized gains
         (losses)...............................               (6,899,521)
        Unrealized appreciation (depreciation)
         on investments.........................               (6,644,355)
                                                             ------------
     NET ASSETS.................................             $197,141,419
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($159,210,335 divided by
      16,580,488 shares outstanding)............             $       9.60
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($21,790,720 divided by
      2,294,502 shares outstanding).............             $       9.50
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($16,140,364 divided by
      1,684,338 shares outstanding).............             $       9.58
                                                             ============
     Identified cost of investments.............             $212,308,514
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 1,128,281(a)
       Interest................................                 67,720 (b)
                                                            -----------
                                                              1,196,001
     EXPENSES
       Management fees......................... $   201,606
       Service and distribution fees--Class B..      19,752
       Service and distribution fees--Class E..       7,366
       Directors' fees and expenses............      11,321
       Custodian...............................     111,968
       Audit and tax services..................      11,150
       Legal...................................       4,997
       Printing................................      27,362
       Insurance...............................       2,251
       Miscellaneous...........................       7,339
                                                -----------
       Total expenses..........................                 405,112
                                                            -----------
     NET INVESTMENT INCOME.....................                 790,889
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................   2,810,727
       Futures contracts--net..................     662,170   3,472,897
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  23,975,856
       Futures contracts--net..................      33,459  24,009,315
                                                ----------- -----------
     Net gain (loss)...........................              27,482,212
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $28,273,101
                                                            ===========

(a)Net of foreign taxes of $549.
(b)Includes income on securities loaned of $28,380.

                See accompanying notes to financial statements.

                                    MSF-219

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    790,889  $  1,481,725
  Net realized gain (loss)..........................................    3,472,897    (9,494,201)
  Unrealized appreciation (depreciation)............................   24,009,315   (27,143,889)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   28,273,101   (35,156,365)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,112,568)     (817,767)
    Class B.........................................................     (102,909)      (49,896)
    Class E.........................................................      (81,295)       (4,535)
                                                                     ------------  ------------
                                                                       (1,296,772)     (872,198)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................            0       (73,015)
    Class B.........................................................            0        (5,091)
    Class E.........................................................            0          (405)
                                                                     ------------  ------------
                                                                                0       (78,511)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (1,296,772)     (950,709)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   19,455,576    37,558,133
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   46,431,905     1,451,059

NET ASSETS
  Beginning of the period...........................................  150,709,514   149,258,455
                                                                     ------------  ------------
  End of the period................................................. $197,141,419  $150,709,514
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    974,884  $  1,480,767
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,169,351  $ 18,648,037   5,406,162  $ 49,658,879
  Reinvestments...............................................    135,514     1,112,568      80,760       890,782
  Redemptions................................................. (1,628,659)  (13,981,649) (3,196,950)  (28,319,596)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    676,206  $  5,778,956   2,289,972  $ 22,230,065
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    878,551  $  7,513,037   1,437,217  $ 13,028,020
  Reinvestments...............................................     12,658       102,909       5,035        54,987
  Redemptions.................................................   (223,444)   (1,838,222)   (521,544)   (4,474,752)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    667,765  $  5,777,724     920,708  $  8,608,255
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  1,027,631  $  8,785,743     865,530  $  7,694,981
  Reinvestments...............................................      9,914        81,295         448         4,940
  Redemptions.................................................   (113,291)     (968,142)   (106,709)     (980,108)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    924,254  $  7,898,896     759,269  $  6,719,813
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  2,268,225  $ 19,455,576   3,969,949  $ 37,558,133
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-220

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                       CLASS A
                                                                      -----------------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED              YEAR ENDED DECEMBER 31,
                                                                        JUNE 30,    --------------------------------------
                                                                          2003        2002      2001      2000      1999
                                                                      ----------    --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.................................  $   8.25     $  10.43  $  10.37  $  12.52  $  10.53
                                                                       --------     --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................      0.04         0.08      0.10      0.11      0.08
  Net realized and unrealized gain (loss) on investments.............      1.38        (2.20)    (0.01)    (0.55)     2.29
                                                                       --------     --------  --------  --------  --------
  Total from investment operations...................................      1.42        (2.12)     0.09     (0.44)     2.37
                                                                       --------     --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................     (0.07)       (0.05)    (0.03)    (0.11)    (0.08)
  Distributions from net realized capital gains......................      0.00        (0.01)     0.00     (1.60)    (0.30)
                                                                       --------     --------  --------  --------  --------
  Total distributions................................................     (0.07)       (0.06)    (0.03)    (1.71)    (0.38)
                                                                       --------     --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.......................................  $   9.60     $   8.25  $  10.43  $  10.37  $  12.52
                                                                       ========     ========  ========  ========  ========
TOTAL RETURN (%).....................................................      17.3 (b)    (20.5)      0.9      (3.8)     22.7
Ratio of operating expenses to average net assets (%)................      0.47 (c)     0.49      0.55      0.55      0.45
Ratio of net investment income to average net assets (%).............      1.01 (c)     0.99      1.03      0.89      1.04
Portfolio turnover rate (%)..........................................        65 (c)       53        47        78        67
Net assets, end of period (000)......................................  $159,210     $131,184  $141,958  $125,738  $111,729
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%).....        --           --      0.56      0.55      0.89

                                                                      ----------------
                                                                      NOVEMBER 9, 1998(A)
                                                                            THROUGH
                                                                         DECEMBER 31,
                                                                             1998
                                                                      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................       $ 10.00
                                                                            -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................          0.02
  Net realized and unrealized gain (loss) on investments.............          0.53
                                                                            -------
  Total from investment operations...................................          0.55
                                                                            -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................         (0.02)
  Distributions from net realized capital gains......................          0.00
                                                                            -------
  Total distributions................................................         (0.02)
                                                                            -------
NET ASSET VALUE, END OF PERIOD.......................................       $ 10.53
                                                                            =======
TOTAL RETURN (%).....................................................           5.5 (b)
Ratio of operating expenses to average net assets (%)................          0.40 (c)
Ratio of net investment income to average net assets (%).............          1.46 (c)
Portfolio turnover rate (%)..........................................             3 (c)
Net assets, end of period (000)......................................       $38,147
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%).....          1.04 (c)

                                                                   CLASS B                                    CLASS E
                                                 ----------------------------------------     -------------------------
                                                 SIX MONTHS                JANUARY 2, 2001(A) SIX MONTHS
                                                   ENDED       YEAR ENDED       THROUGH         ENDED       YEAR ENDED
                                                  JUNE 30,    DECEMBER 31,    DECEMBER 31,     JUNE 30,    DECEMBER 31,
                                                    2003          2002            2001           2003          2002
                                                 ----------   ------------ ------------------ ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  8.16       $ 10.33          $ 9.84        $  8.23        $10.42
                                                  -------       -------          ------        -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.03          0.05            0.06           0.03          0.07
  Net realized and unrealized gain (loss) on
   investments..................................     1.37         (2.17)           0.46           1.39         (2.20)
                                                  -------       -------          ------        -------        ------
  Total from investment operations..............     1.40         (2.12)           0.52           1.42         (2.13)
                                                  -------       -------          ------        -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income......    (0.06)        (0.04)          (0.03)         (0.07)        (0.05)
  Distributions from net realized capital gains.     0.00         (0.01)           0.00           0.00         (0.01)
                                                  -------       -------          ------        -------        ------
  Total distributions...........................    (0.06)        (0.05)          (0.03)         (0.07)        (0.06)
                                                  -------       -------          ------        -------        ------
NET ASSET VALUE, END OF PERIOD..................  $  9.50       $  8.16          $10.33        $  9.58        $ 8.23
                                                  =======       =======          ======        =======        ======
TOTAL RETURN (%)................................     17.1 (b)     (20.6)            5.3 (b)       17.3 (b)     (20.6)
Ratio of operating expenses to average net
 assets (%).....................................     0.72 (c)      0.74            0.80 (c)       0.62 (c)      0.64
Ratio of net investment income to average net
 assets (%).....................................     0.78 (c)      0.79            0.83 (c)       0.91 (c)      1.08
Portfolio turnover rate (%).....................       65 (c)        53              47 (c)         65 (c)        53
Net assets, end of period (000).................  $21,791       $13,267          $7,292        $16,140        $6,259
The Ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........       --            --            0.81 (c)         --            --

                                                 -----------
                                                 MAY 1, 2001(A)
                                                    THROUGH
                                                  DECEMBER 31,
                                                      2001
                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............     $10.46
                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................       0.01
  Net realized and unrealized gain (loss) on
   investments..................................      (0.05)
                                                     ------
  Total from investment operations..............      (0.04)
                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......       0.00
  Distributions from net realized capital gains.       0.00
                                                     ------
  Total distributions...........................       0.00
                                                     ------
NET ASSET VALUE, END OF PERIOD..................     $10.42
                                                     ======
TOTAL RETURN (%)................................       (0.4)(b)
Ratio of operating expenses to average net
 assets (%).....................................       0.70 (c)
Ratio of net investment income to average net
 assets (%).....................................       1.58 (c)
Portfolio turnover rate (%).....................         47 (c)
Net assets, end of period (000).................     $    8
The Ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........       0.71 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-221

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--96.3% OF TOTAL NET ASSETS


                                                                       VALUE
  SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------------

               AEROSPACE & DEFENSE--2.7%
    480,200    AAR Corp............................................ $   3,390,212
    102,700    Esterline Technologies Corp. (b)....................     1,788,007
    185,900    Orbital Sciences Corp. (b) (c)......................     1,357,070
    143,700    Teledyne Technologies, Inc. (b).....................     1,882,470
    112,100    Triumph Group, Inc. (b).............................     3,157,857
     69,300    United Defense Industries, Inc......................     1,797,642
                                                                    -------------
                                                                       13,373,258
                                                                    -------------

               AGRICULTURAL OPERATIONS--0.4%
     70,100    Bunge, Ltd..........................................     2,004,860
                                                                    -------------

               AIRLINES--2.2%
    127,400    Alaska Air Group, Inc. (b)..........................     2,732,730
    258,100    Frontier Airlines, Inc. (b).........................     2,343,548
    712,700    Mesa Air Group, Inc. (b) (c)........................     5,701,600
                                                                    -------------
                                                                       10,777,878
                                                                    -------------

               APPAREL & TEXTILES--0.1%
     30,900    Stride Rite Corp....................................       307,764
                                                                    -------------

               AUTO PARTS--1.6%
    109,500    American Axle & Manufacturing Holdings, Inc. (b)....     2,617,050
     44,465    BorgWarner, Inc.....................................     2,863,546
    146,300    Cooper Tire & Rubber Co. (b)........................     2,573,417
                                                                    -------------
                                                                        8,054,013
                                                                    -------------

               AUTOMOBILES--1.3%
    192,700    Navistar International Corp. (b)....................     6,287,801
                                                                    -------------

               BANKS--0.8%
     82,900    First Niagara Financial Group, Inc..................     1,157,284
     69,200    Staten Island Bancorp, Inc. (b).....................     1,348,016
    108,100    Sterling Bancshares, Inc............................     1,413,948
                                                                    -------------
                                                                        3,919,248
                                                                    -------------

               BIOTECHNOLOGY--0.1%
     30,300    Cambrex Corp. (b)...................................       697,506
                                                                    -------------

               BUILDING & CONSTRUCTION--1.4%
     90,600    Apogee Enterprises, Inc.............................       817,212
    109,000    Dycom Industries, Inc. (b)..........................     1,776,700
    157,800    Granite Construction, Inc. (c)......................     3,023,448
     62,000    York International Corp.............................     1,450,800
                                                                    -------------
                                                                        7,068,160
                                                                    -------------

               BUSINESS SERVICES--5.1%
     81,400    Bowne & Co., Inc. (b)...............................     1,060,642
    138,300    Dollar Thrifty Automotive Group, Inc. (b) (c).......     2,565,465
    212,400    Heidrick & Struggles International, Inc. (b)........     2,680,488
    247,600    Hooper Holmes, Inc..................................     1,594,544
    340,900    Integrated Electrical Services, Inc. (b)............     2,471,525
    115,100    John H. Harland Co..................................     3,011,016

                                                                    VALUE
  SHARES                                                           (NOTE 1)
---------------------------------------------------------------------------------

            BUSINESS SERVICES--(CONTINUED)
    117,700 NCO Group, Inc. (b)................................. $   2,108,007
    213,500 Steelcase, Inc. (c).................................     2,510,760
    153,200 Steiner Leisure, Ltd................................     2,236,720
    440,500 Stewart Enterprises, Inc. (b).......................     1,894,150
     69,200 Valassis Communications, Inc. (b)...................     1,779,824
     41,100 Viad Corp...........................................       920,229
                                                                 -------------
                                                                    24,833,370
                                                                 -------------

            CHEMICALS--4.6%
    791,210 Agrium, Inc. (ADR)..................................     8,671,662
     18,000 Cabot Microelectronics Corp. (b) (c)................       908,460
     79,200 Ferro Corp..........................................     1,784,376
    231,400 IMC Global, Inc.....................................     1,552,694
    183,950 Methanex Corp. (b)..................................     1,966,241
     77,600 Minerals Technologies, Inc..........................     3,776,016
    303,000 Omnova Solutions, Inc...............................     1,224,120
    153,200 PolyOne Corp........................................       681,740
     74,300 Spartech Corp.......................................     1,575,903
      9,300 Stepan Co...........................................       210,180
                                                                 -------------
                                                                    22,351,392
                                                                 -------------

            COAL--0.7%
     96,200 Peabody Energy Corp.................................     3,231,358
                                                                 -------------

            COMPUTERS & BUSINESS EQUIPMENT--3.0%
    280,100 Carreker Corp. (b)..................................     1,282,858
    323,400 Ciber, Inc. (b).....................................     2,270,268
    227,900 Electronics for Imaging, Inc. (b)...................     4,624,091
     79,900 Hutchinson Technology, Inc. (b).....................     2,627,911
     85,000 Micros Systems, Inc. (b)............................     2,803,300
    307,200 Simpletech, Inc.....................................     1,231,872
                                                                 -------------
                                                                    14,840,300
                                                                 -------------

            CONGLOMERATES--3.4%
     90,400 Acuity Brands, Inc..................................     1,642,568
     88,100 Federal Signal Corp.................................     1,547,917
     51,900 Pentair, Inc........................................     2,027,214
     71,900 Roper Industries, Inc...............................     2,674,680
    120,800 Tredegar Industries, Inc............................     1,810,792
    228,800 Trinity Industries, Inc. (c)........................     4,235,088
    246,900 Walter Industries, Inc..............................     2,901,075
                                                                 -------------
                                                                    16,839,334
                                                                 -------------

            CONSTRUCTION MATERIALS--1.9%
    206,700 ElkCorp.............................................     4,650,750
    138,200 Martin Marietta Materials, Inc......................     4,644,902
     35,300 Oglebay Norton Co. (c)..............................       106,606
                                                                 -------------
                                                                     9,402,258
                                                                 -------------

            CONTAINERS & GLASS--1.0%
    293,900 Graphic Packaging International Corp................     1,325,489
    203,200 Packaging Corp. of America (b)......................     3,744,976
                                                                 -------------
                                                                     5,070,465
                                                                 -------------

                See accompanying notes to financial statements.

                                    MSF-222

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                    VALUE
  SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------

            DRUGS & HEALTH CARE--2.7%
     48,100 Community Health Systems, Inc. (b).................. $     927,849
     81,500 Genesis Health Ventures, Inc........................     1,438,475
     53,400 Humana, Inc. (b)....................................       806,340
    158,300 ICN Pharmaceuticals, Inc............................     2,653,108
    114,900 LifePoint Hospitals, Inc. (b) (c)...................     2,406,006
    244,700 Province Healthcare Co..............................     2,708,829
      9,100 QLT, Inc. (c).......................................       115,561
    151,770 Sangstat Medical Corp. (b) (c)......................     1,986,669
                                                                 -------------
                                                                    13,042,837
                                                                 -------------

            ELECTRICAL EQUIPMENT--1.6%
     82,200 Belden, Inc. (b)....................................     1,306,158
     88,900 GrafTech International, Ltd.........................       484,505
     52,200 Littelfuse, Inc.....................................     1,167,192
    171,700 MKS Instruments, Inc. (b) (c).......................     3,102,619
      6,850 Opticnet, Inc.......................................           274
    104,900 Regal Beloit Corp...................................     2,003,590
                                                                 -------------
                                                                     8,064,338
                                                                 -------------

            ELECTRONICS--6.6%
    101,300 Avnet, Inc. (b).....................................     1,284,484
    108,100 AVX Corp............................................     1,188,019
    206,200 BEI Technologies, Inc...............................     2,474,400
    127,000 Benchmark Electronics, Inc. (b).....................     3,906,520
    105,900 Coherent, Inc. (b)..................................     2,534,187
     73,700 Excel Technology, Inc. (b)..........................     1,682,571
    471,900 Kemet Corp. (b) (c).................................     4,766,190
    110,100 Lecroy Corp. (b)....................................     1,063,566
    484,500 Technitrol, Inc. (b)................................     7,291,725
    139,500 Thomas & Betts Corp. (b)............................     2,015,775
    101,700 Trimble Navigation, Ltd. (b) (c)....................     2,331,981
    105,300 Watts Industries, Inc...............................     1,879,605
                                                                 -------------
                                                                    32,419,023
                                                                 -------------

            ENVIRONMENTAL CONTROL--0.8%
    215,900 Tetra Technologies, Inc. (b)........................     3,698,367
                                                                 -------------

            FINANCIAL SERVICES--0.8%
    122,700 American Capital Strategies, Ltd. (c)...............     3,060,138
     48,200 SWS Group, Inc. (c).................................       971,230
                                                                 -------------
                                                                     4,031,368
                                                                 -------------

            FOOD & BEVERAGES--2.0%
     85,600 Corn Products International, Inc....................     2,570,568
     63,700 International Multifoods Corp. (b) (c)..............     1,459,367
    195,000 Interstate Bakeries Corp............................     2,476,500
    285,300 Wild Oats Markets, Inc. (b) (c).....................     3,109,770
                                                                 -------------
                                                                     9,616,205
                                                                 -------------

                                                                       VALUE
  SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------------

               FOREST PRODUCTS & PAPER--0.8%
     99,000    Caraustar Industries, Inc........................... $     792,990
    181,100    Louisiana-Pacific Corp. (b).........................     1,963,124
     39,000    Rayonier, Inc.......................................     1,287,000
                                                                    -------------
                                                                        4,043,114
                                                                    -------------

               GAS & OIL--5.2%
    144,200    Cabot Oil & Gas Corp................................     3,981,362
    157,600    Core Laboratories NV (ADR) (b) (c)..................     1,702,080
     98,300    Energy Partners, Ltd. (b)...........................     1,135,365
    351,400    Global Industries, Inc. (b).........................     1,693,748
    281,900    Hanover Compressor Co. (b)..........................     3,185,470
    364,700    Newpark Resources, Inc. (b) (c).....................     1,998,556
     80,600    Nuevo Energy Co. (b)................................     1,406,470
     45,700    Spinnaker Exploration Co. (b) (c)...................     1,197,340
     48,800    Stone Energy Corp. (b)..............................     2,045,696
    129,400    Veritas DGC, Inc. (b)...............................     1,488,100
    152,400    Vintage Petroleum, Inc..............................     1,719,072
    216,000    W-H Energy Services, Inc............................     4,207,680
                                                                    -------------
                                                                       25,760,939
                                                                    -------------

               GAS & PIPELINE UTILITIES--0.5%
    142,400    NUI Corp............................................     2,210,048
                                                                    -------------

               HEALTH CARE--PRODUCTS--1.2%
     43,500    American Medical Systems Holdings, Inc. (b).........       733,845
     76,500    Arthrocare Corp. (b)................................     1,282,140
     89,100    Cytyc Corp. (b).....................................       937,332
     59,800    Ocular Sciences, Inc. (b) (c).......................     1,187,030
     85,000    Viasys Healthcare, Inc..............................     1,759,500
                                                                    -------------
                                                                        5,899,847
                                                                    -------------

               HOTELS & RESTAURANTS--0.7%
     55,300    Ruby Tuesday, Inc...................................     1,367,569
    135,600    Ryan's Family Steak Houses, Inc. (b)................     1,898,400
                                                                    -------------
                                                                        3,265,969
                                                                    -------------

               HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.5%
     62,100    Furniture Brands International, Inc. (b)............     1,620,810
     41,800    La-Z-Boy, Inc.......................................       935,484
                                                                    -------------
                                                                        2,556,294
                                                                    -------------

               HOUSEHOLD PRODUCTS--0.8%
     95,400    Playtex Products, Inc. (b)..........................       612,468
    247,500    Tupperware Corp.....................................     3,554,100
                                                                    -------------
                                                                        4,166,568
                                                                    -------------

               INDUSTRIAL MACHINERY--6.9%
    141,400    AGCO Corp. (b)......................................     2,415,112
     96,700    Cognex Corp.........................................     2,161,245

                See accompanying notes to financial statements.

                                    MSF-223

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                    VALUE
  SHARES                                                           (NOTE 1)
------------------------------------------------------------------------------

            INDUSTRIAL MACHINERY--(CONTINUED)
     50,600 Cummins, Inc. (c)................................... $   1,816,034
      6,700 Denison International, Plc. (ADR)...................       128,975
    199,600 Flowserve Corp. (b).................................     3,926,132
    411,300 JLG Industries, Inc.................................     2,796,840
    174,300 Joy Global, Inc. (c)................................     2,574,411
    198,300 Kadant, Inc.........................................     3,718,125
    100,200 Manitowoc, Inc......................................     2,234,460
    160,800 Stewart & Stevenson Services, Inc...................     2,532,600
     65,600 Terex Corp. (b).....................................     1,280,512
    614,300 Wabtec Corp.........................................     8,544,913
                                                                 -------------
                                                                    34,129,359
                                                                 -------------

            INSURANCE--2.3%
     86,800 AmerUs Group Co. (c)................................     2,446,892
     55,576 Fidelity National Financial, Inc....................     1,709,518
     47,100 Harleysville Group, Inc.............................     1,084,242
    125,500 Hub International, Ltd..............................     2,146,050
     78,100 Odyssey Re Holdings Corp. (c).......................     1,647,910
    144,900 Ohio Casualty Corp. (b).............................     1,909,782
     17,800 RLI Corp............................................       585,620
                                                                 -------------
                                                                    11,530,014
                                                                 -------------

            INTERNET--0.6%
    138,600 Earthlink, Inc. (b).................................     1,093,554
     80,400 ProQuest Co. (b) (c)................................     2,074,320
                                                                 -------------
                                                                     3,167,874
                                                                 -------------

            IRON & STEEL--1.4%
    171,000 AK Steel Holding Corp. (b)..........................       619,020
    320,600 Allegheny Technologies, Inc.........................     2,115,960
     29,600 Cleveland Cliffs, Inc...............................       528,360
    232,800 United States Steel Corp............................     3,810,936
                                                                 -------------
                                                                     7,074,276
                                                                 -------------

            LEISURE--3.7%
    312,500 Argosy Gaming Corp. (b).............................     6,534,375
    184,100 Callaway Golf Co....................................     2,433,802
     26,700 International Game Technology (b)...................     2,732,211
     94,800 Penn National Gaming, Inc. (b)......................     1,948,140
    352,800 Six Flags, Inc. (b).................................     2,391,984
    150,000 Steinway Musical Instructions, Inc. (b).............     2,310,000
                                                                 -------------
                                                                    18,350,512
                                                                 -------------

            MEDIA--3.7%
     90,200 Entravision Communications Corp. (Class A)..........     1,023,770
     95,200 Gray Television, Inc................................     1,180,480
    363,100 Hollinger International, Inc. (c)...................     3,910,587
    193,400 Journal Register Co. (b)............................     3,498,606
    621,000 The Reader's Digest Association, Inc. (Class A).....     8,371,080
                                                                 -------------
                                                                    17,984,523
                                                                 -------------

                                                                    VALUE
  SHARES                                                           (NOTE 1)
------------------------------------------------------------------------------

            METALS--2.7%
    307,400 Ladish, Inc. (b).................................... $   2,034,988
    163,200 Maverick Tube Corp. (b).............................     3,125,280
    103,500 NN, Inc.............................................     1,310,310
    191,000 NS Group, Inc. (b)..................................     1,862,250
     35,400 Penn Engineering & Manufacturing Corp...............       483,210
     43,200 Precision Castparts Corp............................     1,343,520
     31,810 Titanium Metals Corp. (c)...........................     1,021,101
    100,400 Valmont Industries, Inc.............................     1,953,784
                                                                 -------------
                                                                    13,134,443
                                                                 -------------

            MINING--1.8%
    197,200 Phelps Dodge Corp. (b)..............................     7,560,648
    100,100 RTI International Metals, Inc. (b)..................     1,084,083
                                                                 -------------
                                                                     8,644,731
                                                                 -------------

            RAILROADS & EQUIPMENT--0.3%
    166,500 RailAmerica, Inc. (b) (c)...........................     1,406,925
                                                                 -------------

            REAL ESTATE INVESTMENT TRUST--0.4%
     76,300 Heritage Property Investment Trust, Inc.............     2,066,204
                                                                 -------------

            RETAIL--4.5%
     86,100 American Eagle Outfitters, Inc. (b).................     1,579,074
     72,600 Barnes & Noble, Inc. (b)............................     1,673,430
      8,200 Brookstone, Inc.....................................       166,050
    113,700 Dillard's, Inc. (Class A)...........................     1,531,539
    182,700 Duane Reade, Inc. (b) (c)...........................     2,694,825
     77,100 Genesco, Inc. (b)...................................     1,364,670
     56,600 Hancock Fabrics, Inc................................       914,090
     52,400 Linens 'N Things, Inc. (b)..........................     1,237,164
    139,000 Longs Drug Stores Corp. (c).........................     2,307,400
    129,600 Pep Boys-Manny Moe & Jack (b).......................     1,750,896
     95,800 The Talbots, Inc....................................     2,821,310
    114,700 Too, Inc. (b) (c)...................................     2,322,675
     34,071 Whitehall Jewellers, Inc. (b).......................       309,024
     39,900 Zale Corp. (b)......................................     1,596,000
                                                                 -------------
                                                                    22,268,147
                                                                 -------------

            SEMICONDUCTORS--5.9%
    120,100 Actel Corp. (b).....................................     2,462,050
    162,100 ATMI, Inc. (b) (c)..................................     4,047,637
    242,300 Brooks Automation, Inc. (b) (c).....................     2,747,682
    178,500 ChipPAC, Inc. (b) (c)...............................     1,369,095
    292,500 Cypress Semiconductor Corp. (b) (c).................     3,510,000
    129,800 Helix Technology Corp...............................     1,717,254
    282,700 TriQuint Semiconductor, Inc. (b)....................     1,176,032
    176,600 Varian Semiconductor Equipment, Inc. (b)............     5,255,616
    391,200 Veeco Instruments, Inc. (b) (c).....................     6,662,136
                                                                 -------------
                                                                    28,947,502
                                                                 -------------

                See accompanying notes to financial statements.

                                    MSF-224

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                       VALUE
  SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------------

               SHIPBUILDING--0.7%
    524,200    OMI Corp............................................ $   3,229,072
                                                                    -------------

               SOFTWARE--0.5%
    182,500    Iona Technologies, Plc..............................       403,325
    376,200    NMS Communications Corp. (b) (c)....................       741,490
    233,800    Skillsoft, Plc. (ADR) (b) (c).......................     1,180,690
                                                                    -------------
                                                                        2,325,505
                                                                    -------------

               TELECOMMUNICATIONS--4.0%
    193,200    American Tower Corp.................................     1,709,820
    183,900    Anaren Microwave, Inc. (b) (c)......................     1,723,143
    258,000    Andrew Corp. (b) (c)................................     2,373,600
     72,500    Anixter International, Inc. (b).....................     1,698,675
    160,800    CommScope, Inc. (b).................................     1,527,600
    251,000    Inet Technologies, Inc..............................     2,502,470
    233,300    Plantronics, Inc. (b) (c)...........................     5,055,611
    586,700    PTEK Holdings, Inc..................................     2,845,495
                                                                    -------------
                                                                       19,436,414
                                                                    -------------

               TRANSPORTATION--1.9%
    364,200    EGL, Inc. (b) (c)...................................     5,535,840
     45,700    Kirby Corp. (b).....................................     1,288,740
     54,900    Teekay Shipping Corp................................     2,355,210
                                                                    -------------
                                                                        9,179,790
                                                                    -------------

               TRUCKING & FREIGHT FORWARDING--0.5%
    140,200    GATX Corp. (c)......................................     2,292,270
                                                                    -------------
               Total Common Stocks (Identified Cost $467,626,934)..   473,001,443
                                                                    -------------

SHORT-TERM INVESTMENTS--3.9%

    FACE                                                              VALUE
   AMOUNT                                                            (NOTE 1)
----------------------------------------------------------------------------------

             COMMERCIAL PAPER--3.9%
$ 15,043,000 Citicorp 1.100%, 07/01/03........................... $  15,043,000
   4,463,000 Citicorp 1.030%, 07/03/03...........................     4,462,745
                                                                  -------------
                                                                     19,505,745
                                                                  -------------
             Total Short Term Investments (Identified Cost
              $19,505,745).......................................    19,505,745
                                                                  -------------
             Total Investments--100.2% (Identified Cost
              $487,132,679) (a)..................................   492,507,188
             Other assets less liabilities.......................    (1,203,337)
                                                                  -------------
             TOTAL NET ASSETS--100%.............................. $ 491,303,851
                                                                  =============

                See accompanying notes to financial statements.

                                    MSF-225

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................             $492,507,188
       Collateral for securities loaned.........               29,525,092
       Receivable for:
        Securities sold.........................                  455,922
        Fund shares sold........................                  376,350
        Dividends and interest..................                  267,338
                                                             ------------
         Total Assets...........................              523,131,890
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   426,502
        Securities purchased....................   1,324,306
        Withholding taxes.......................       7,185
        Due to custodian bank...................      74,624
        Return of collateral for securities
         loaned.................................  29,525,092
       Accrued expenses:
        Management fees.........................     342,323
        Service and distribution fees...........      11,247
        Other expenses..........................     116,760
                                                 -----------
         Total Liabilities......................               31,828,039
                                                             ------------
     NET ASSETS.................................             $491,303,851
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $520,075,651
        Undistributed net investment income
         (loss).................................                 (342,003)
        Accumulated net realized gains
         (losses)...............................              (33,804,306)
        Unrealized appreciation (depreciation)
         on investments.........................                5,374,509
                                                             ------------
     NET ASSETS.................................             $491,303,851
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($397,872,804 divided by
      31,601,682 shares outstanding)............             $      12.59
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($344,015 divided by
      27,435 shares outstanding)................             $      12.54
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($93,087,032 divided by
      7,418,614 shares outstanding).............             $      12.55
                                                             ============
     Identified cost of investments.............             $487,132,679
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................             $  1,443,632 (a)
      Interest................................                  155,671 (b)
                                                           ------------
                                                              1,599,303
    EXPENSES
      Management fees......................... $ 1,682,514
      Service and distribution fees--Class B..         203
      Service and distribution fees--Class E..      51,554
      Directors' fees and expenses............      11,321
      Custodian...............................      70,229
      Audit and tax services..................      11,150
      Legal...................................      11,827
      Printing................................      95,385
      Insurance...............................       5,882
      Miscellaneous...........................       1,241
                                               -----------
      Total expenses..........................                1,941,306
                                                           ------------
    NET INVESTMENT INCOME (LOSS)..............                 (342,003)
                                                           ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................              (23,693,831)
    Unrealized appreciation (depreciation) on:
      Investments net.........................  79,500,121
      Foreign currency transactions--net......          58   79,500,179
                                               ----------- ------------
    Net gain (loss)...........................               55,806,348
                                                           ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................             $ 55,464,345
                                                           ============

(a)Net of foreign taxes of $21,701.
(b)Includes income on securities loaned of $43,495.

                See accompanying notes to financial statements.

                                    MSF-226

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                     SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                      JUNE 30,     DECEMBER 31,
                                                        2003           2002
                                                    ------------  -------------
FROM OPERATIONS
 Net investment income (loss)...................... $   (342,003) $  (1,095,109)
 Net realized gain (loss)..........................  (23,693,831)   (10,110,550)
 Unrealized appreciation (depreciation)............   79,500,179    (96,906,467)
                                                    ------------  -------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.   55,464,345   (108,112,126)
                                                    ------------  -------------
 FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A........................................            0       (215,537)
    Class E........................................            0         (8,107)
                                                    ------------  -------------
                                                               0       (223,644)
                                                    ------------  -------------
   Net realized gain
    Class A........................................            0     (1,643,473)
    Class B........................................            0             (1)
    Class E........................................            0        (82,424)
                                                    ------------  -------------
                                                               0     (1,725,898)
                                                    ------------  -------------
 TOTAL DISTRIBUTIONS...............................            0     (1,949,542)
                                                    ------------  -------------
 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS..............................   60,571,906    187,182,788
                                                    ------------  -------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS...........  116,036,251     77,121,120

NET ASSETS
 Beginning of the period...........................  375,267,600    298,146,480
                                                    ------------  -------------
 End of the period................................. $491,303,851  $ 375,267,600
                                                    ============  =============

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
 End of the period................................. $   (342,003) $           0
                                                    ============  =============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                             SIX MONTHS ENDED              YEAR ENDED
                                               JUNE 30, 2003           DECEMBER 31, 2002
                                         ------------------------  -------------------------
                                           SHARES          $         SHARES          $
                                         ----------  ------------  ----------  -------------
CLASS A
 Sales..................................  3,127,013  $ 35,155,404  17,723,575  $ 241,443,857
 Shares issued through acquisition......  2,995,052    35,933,090
 Reinvestments..........................          0             0     116,261      1,859,010
 Redemptions............................ (3,366,109)  (36,815,477) (9,613,064)  (115,265,981)
                                         ----------  ------------  ----------  -------------
 Net increase (decrease)................  2,755,956  $ 34,273,017   8,226,772  $ 128,036,886
                                         ==========  ============  ==========  =============
CLASS B
 Sales..................................     27,467  $    300,074       2,992  $      32,036
 Reinvestments..........................          0             0           0              1
 Redemptions............................       (949)      (11,464)     (2,082)       (23,107)
                                         ----------  ------------  ----------  -------------
 Net increase (decrease)................     26,518  $    288,610         910  $       8,930
                                         ==========  ============  ==========  =============
CLASS E
 Sales..................................  2,572,204  $ 28,589,769   4,954,820  $  63,496,422
 Reinvestments..........................          0             0       5,672         90,531
 Redemptions............................   (232,554)   (2,579,490)   (357,588)    (4,449,981)
                                         ----------  ------------  ----------  -------------
 Net increase (decrease)................  2,339,650  $ 26,010,279   4,602,904  $  59,136,972
                                         ==========  ============  ==========  =============
 Increase (decrease) derived from
   capital share transactions...........  5,122,124  $ 60,571,906  12,830,586  $ 187,182,788
                                         ==========  ============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-227

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                            CLASS A                                      CLASS B
                                       ------------------------------------------------  -------------------------------------
                                        SIX MONTHS       YEAR ENDED      JULY 5, 2000(A) SIX MONTHS                MAY 1, 2001(A)
                                          ENDED         DECEMBER 31,         THROUGH       ENDED       YEAR ENDED     THROUGH
                                         JUNE 30,    ------------------   DECEMBER 31,    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                           2003        2002      2001         2000          2003          2002          2001
                                       ----------    --------  --------  --------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..  $  11.07     $  14.13  $  12.24      $ 10.00       $11.04        $14.12        $14.12
                                        --------     --------  --------      -------       ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).........     (0.01)       (0.04)     0.02         0.03         0.00          0.00          0.00
 Net realized and unrealized gain
   (loss) on investments..............      1.53        (2.95)     1.94         2.29         1.50         (3.01)         0.00
                                        --------     --------  --------      -------       ------        ------        ------
 Total from investment operations.....      1.52        (2.99)     1.96         2.32         1.50         (3.01)         0.00
                                        --------     --------  --------      -------       ------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment
   income.............................      0.00        (0.01)    (0.01)       (0.03)        0.00         (0.01)         0.00
 Distributions from net realized
   capital gains......................      0.00        (0.06)    (0.06)       (0.05)        0.00         (0.06)         0.00
                                        --------     --------  --------      -------       ------        ------        ------
 Total distributions..................      0.00        (0.07)    (0.07)       (0.08)        0.00         (0.07)         0.00
                                        --------     --------  --------      -------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD........  $  12.59     $  11.07  $  14.13      $ 12.24       $12.54        $11.04        $14.12
                                        ========     ========  ========      =======       ======        ======        ======
TOTAL RETURN (%)......................      13.7 (b)    (21.3)     16.0         23.2         13.6 (b)     (21.5)         0.0 (b)
Ratio of operating expenses to
 average net assets (%)...............      0.95 (c)     0.95      0.98         1.05         1.20 (c)      1.20         1.23 (c)
Ratio of net investment income (loss)
 to average net assets (%)............     (0.15)(c)    (0.28)     0.18         1.12        (0.31)(c)     (0.53)        0.00 (c)
Portfolio turnover rate (%)...........        64 (c)       27        15           24           64 (c)        27          15  (c)
Net assets, end of period (000).......  $397,873     $319,202  $291,426      $54,379       $  344        $   10        $  0.1

                                                                                       CLASS E
                                                                       ------------------------------------
                                                                       SIX MONTHS                MAY 1, 2001(A)
                                                                         ENDED       YEAR ENDED     THROUGH
                                                                        JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                                          2003          2002          2001
                                                                       ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $ 11.04       $ 14.12        $14.12
                                                                        -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).........................................    (0.01)        (0.01)        (0.01)
 Net realized and unrealized gain (loss) on investments...............     1.52         (3.00)         0.01
                                                                        -------       -------        ------
 Total from investment operations.....................................     1.51         (3.01)         0.00
                                                                        -------       -------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income.............................     0.00         (0.01)         0.00
 Distributions from net realized capital gains........................     0.00         (0.06)         0.00
                                                                        -------       -------        ------
 Total distributions..................................................     0.00         (0.07)         0.00
                                                                        -------       -------        ------
NET ASSET VALUE, END OF PERIOD........................................  $ 12.55       $ 11.04        $14.12
                                                                        =======       =======        ======
TOTAL RETURN (%)......................................................     13.7 (b)     (21.5)          0.0 (b)
Ratio of operating expenses to average net assets (%).................     1.10 (c)      1.10          1.13 (c)
Ratio of net investment income (loss) to average net assets (%).......    (0.29)(c)     (0.43)        (0.25)(c)
Portfolio turnover rate (%)...........................................       64 (c)        27            15 (c)
Net assets, end of period (000).......................................  $93,087       $56,055        $6,720

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-228

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--99.4% OF TOTAL NET ASSETS

                                                                   VALUE
  SHARES                                                          (NOTE 1)
-----------------------------------------------------------------------------

           ADVERTISING--0.5%
    16,600 Catalina Marketing Corp. (b)........................ $     292,990
    21,000 Getty Images, Inc. (b)..............................       867,300
                                                                -------------
                                                                    1,160,290
                                                                -------------

           AEROSPACE & DEFENSE--1.0%
     8,400 DRS Technologies, Inc. (b)..........................       234,528
    29,300 Engineered Support Systems, Inc.....................     1,226,205
    41,600 Herley Industries, Inc. (b) (c).....................       706,368
    41,500 Titan Corp. (b).....................................       427,035
                                                                -------------
                                                                    2,594,136
                                                                -------------

           AIRLINES--1.9%
    96,800 Atlantic Coast Airlines Holdings, Inc. (b)..........     1,305,832
    37,800 ExpressJet Holdings, Inc. (b).......................       570,780
   188,800 Frontier Airlines, Inc. (b) (c).....................     1,714,304
    58,200 SkyWest, Inc........................................     1,109,292
                                                                -------------
                                                                    4,700,208
                                                                -------------

           APPAREL & TEXTILES--0.5%
    16,700 Skechers U. S. A., Inc. (b).........................       123,580
    12,300 The Timberland Co. (Class A) (b)....................       650,178
    55,000 Van's, Inc. (b).....................................       493,900
                                                                -------------
                                                                    1,267,658
                                                                -------------

           AUTOMOBILES--0.4%
    16,700 Oshkosh Truck Corp..................................       990,644
                                                                -------------

           BANKS--4.0%
    56,500 Boston Private Financial Holdings, Inc..............     1,191,020
    24,368 Commerce Bancorp, Inc. (c)..........................       904,053
    31,700 Community First Bankshares, Inc.....................       865,410
    29,000 East West Bancorp, Inc..............................     1,048,060
    47,300 Investors Financial Services Corp. (c)..............     1,372,173
    22,400 Silicon Valley Bancshares (b) (c)...................       533,344
    46,400 Southwest Bancorp of Texas, Inc. (b)................     1,508,464
    87,750 Sterling Bancshares, Inc............................     1,147,770
    52,600 UCBH Holdings, Inc..................................     1,508,568
                                                                -------------
                                                                   10,078,862
                                                                -------------

           BIOTECHNOLOGY--1.5%
    54,100 Charles River Laboratories International, Inc. (b)
            (c)................................................     1,740,938
    12,600 Digene Corp. (b)....................................       343,098
    29,100 Enzon Pharmaceuticals, Inc. (b).....................       364,332
    24,500 Invitrogen Corp. (b)................................       940,065
    27,100 Protein Design Labs, Inc. (b).......................       378,858
                                                                -------------
                                                                    3,767,291
                                                                -------------

           BUILDING & CONSTRUCTION--0.5%
    63,700 Insituform Technologies, Inc. (b) (c)...............     1,126,216
                                                                -------------

                                                                 VALUE
  SHARES                                                        (NOTE 1)
---------------------------------------------------------------------------

           BUSINESS SERVICES--10.8%
    54,700 Albany Molecular Research, Inc. (b)............... $     825,970
    37,700 Bright Horizons Family Solutions, Inc. (b)........     1,265,212
    19,200 Career Education Corp. (b)........................     1,313,664
    46,733 ChoicePoint, Inc. (b).............................     1,613,223
    28,700 Corinthian Colleges, Inc. (b).....................     1,393,959
    58,500 Corporate Executive Board Co. (b).................     2,371,005
    58,800 DeVry, Inc. (b)...................................     1,369,452
    41,500 Dollar Thrifty Automotive Group, Inc. (b) (c).....       769,825
    37,700 Education Management Corp. (b)....................     2,004,886
   152,400 Exult, Inc. (b) (c)...............................     1,306,068
    75,400 First Health Group Corp. (b)......................     2,081,040
    73,100 Forrester Research, Inc. (b)......................     1,195,916
    24,460 Global Payments, Inc..............................       868,330
    29,200 Hooper Holmes, Inc................................       188,048
    62,250 Iron Mountain, Inc. (b)...........................     2,308,853
    15,000 ITT Educational Services, Inc. (b)................       438,750
    52,500 MTC Technologies, Inc.............................     1,231,650
    85,400 Plexus Corp. (b)..................................       984,662
    18,600 Rent-A-Center, Inc. (b)...........................     1,410,066
    33,966 University of Phoenix Online (b)..................     1,722,076
    12,500 Valassis Communications, Inc. (b).................       321,500
                                                              -------------
                                                                 26,984,155
                                                              -------------

           CHEMICALS--0.6%
    12,973 Cabot Microelectronics Corp. (b) (c)..............       654,747
    58,300 Symyx Technologies, Inc. (b)......................       951,456
                                                              -------------
                                                                  1,606,203
                                                              -------------

           COMPUTERS & BUSINESS EQUIPMENT--5.0%
    29,800 Affiliated Computer Services, Inc. (Class A) (b)..     1,362,754
    10,200 CACI International, Inc. (b)......................       349,860
    60,500 FactSet Research Systems, Inc. (c)................     2,665,025
    41,700 Jack Henry & Associates, Inc......................       741,843
    71,100 Mercury Computer Systems, Inc. (b)................     1,291,176
    43,250 Radiant Systems, Inc. (b) (c).....................       291,505
    28,400 SanDisk Corp. (b) (c).............................     1,145,940
    64,100 Silicon Storage Technology, Inc. (b)..............       268,579
    41,500 SRA International, Inc. (b).......................     1,328,000
    58,000 The BISYS Group, Inc. (b).........................     1,065,460
    26,930 Zebra Technologies Corp. (b)......................     2,024,867
                                                              -------------
                                                                 12,535,009
                                                              -------------

           CONSTRUCTION MATERIALS--0.2%
    12,300 Simpson Manufacturing, Inc. (b)...................       450,180
                                                              -------------

           DISTRIBUTION/WHOLESALE--1.0%
     4,000 Hughes Supply, Inc................................       138,800
    65,500 SCP Pool Corp. (b) (c)............................     2,253,200
                                                              -------------
                                                                  2,392,000
                                                              -------------

                See accompanying notes to financial statements.

                                    MSF-229

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                    VALUE
  SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------

              DRUGS & HEALTH CARE--12.3%
    53,200    Abgenix, Inc...................................... $     558,068
    67,250    Accredo Health, Inc. (b)..........................     1,466,050
    18,700    AdvancePCS (b)....................................       714,901
    36,100    Alkermes, Inc. (b) (c)............................       388,075
    24,800    AMN Healthcare Services, Inc. (b) (c).............       314,960
    25,000    Amsurg Corp. (b) (c)..............................       762,500
    16,600    Andrx Corp. (b)...................................       330,340
    18,900    Biovail Corp. (b).................................       889,434
    33,200    Caremark Rx, Inc. (b).............................       852,576
    25,100    Celgene Corp. (b) (c).............................       763,040
    18,073    Cephalon, Inc. (b) (c)............................       743,885
    24,900    Community Health Systems, Inc. (b)................       480,321
    32,700    Coventry Health Care, Inc. (b)....................     1,509,432
    37,700    D&K Healthcare Resources, Inc.....................       608,478
    37,800    DaVita, Inc. (b)..................................     1,012,284
    33,700    Eon Labs, Inc. (b) (c)............................     1,184,555
    12,600    Gilead Sciences, Inc. (b).........................       700,308
    41,600    Human Genome Sciences, Inc. (b) (c)...............       529,152
    27,200    ICOS Corp. (c)....................................       999,600
    38,750    KV Pharmaceutical Co. (b).........................     1,077,250
    54,400    LifePoint Hospitals, Inc. (b).....................     1,139,136
    29,100    Manor Care, Inc. (b)..............................       727,791
    30,700    Medicis Pharmaceutical Corp. (Class A) (c)........     1,740,690
    28,900    Neurocrine Biosciences, Inc. (b)..................     1,443,266
   101,000    Noven Pharmaceuticals, Inc. (b)...................     1,034,240
    17,200    NPS Pharmaceuticals, Inc. (b) (c).................       418,648
    54,200    Omnicare, Inc.....................................     1,831,418
    29,500    Pharmaceutical Product Development, Inc. (b)......       847,535
    41,800    Priority Healthcare Corp. (Class B) (b)...........       775,390
    16,600    Renal Care Group, Inc. (b)........................       584,486
    41,100    SICOR, Inc. (b)...................................       835,974
    24,900    Taro Pharmaceutical Industries, Ltd. (b) (c)......     1,366,512
    16,700    Triad Hospitals, Inc. (b).........................       414,494
    14,300    Trimeris, Inc. (b) (c)............................       653,224
    13,670    Vertex Pharmaceuticals, Inc. (b)..................       199,582
    33,700    WellChoice, Inc. (b) (c)..........................       986,736
                                                                 -------------
                                                                    30,884,331
                                                                 -------------

              ELECTRICAL EQUIPMENT--0.0%
     5,966    MKS Instruments, Inc. (b).........................       107,806
                                                                 -------------

              ELECTRONICS--3.1%
    27,600    Coherent, Inc. (b)................................       660,468
    28,900    Dionex Corp. (b)..................................     1,148,775
    45,600    Flir Systems, Inc. (b)............................     1,374,840
    37,500    Gentex Corp. (b)..................................     1,147,875
    32,200    Kemet Corp. (b)...................................       325,220
    11,100    Mettler-Toledo International, Inc. (b)............       406,815
    32,900    SBS Technologies, Inc. (b)........................       323,440
    48,500    Technitrol, Inc. (b)..............................       729,925
    47,400    Varian, Inc. (b)..................................     1,643,358
                                                                 -------------
                                                                     7,760,716
                                                                 -------------

                                                                 VALUE
  SHARES                                                        (NOTE 1)
------------------------------------------------------------------------------

           ENVIRONMENTAL CONTROL--0.4%
    25,000 Waste Connections, Inc. (b)....................... $     876,250
                                                              -------------

           FINANCIAL SERVICES--2.3%
    24,900 Affiliated Managers Group, Inc. (b) (c)...........     1,517,655
    28,200 Doral Financial Corp..............................     1,259,130
    25,100 Eaton Vance Corp..................................       793,160
    33,300 IndyMac Bancorp, Inc..............................       846,486
    50,400 Waddell & Reed Financial, Inc. (Class A)..........     1,293,768
                                                              -------------
                                                                  5,710,199
                                                              -------------

           FOOD & BEVERAGES--1.9%
     4,100 American Italian Pasta Co. (b) (c)................       170,765
    54,400 Boston Beer, Inc. (c).............................       783,360
    52,400 Horizon Organic Holding Corp. (b) (c).............     1,248,692
    21,000 Performance Food Group Co. (b) (c)................       777,000
     6,990 Tootsie Roll Industries, Inc......................       213,125
    33,500 United Natural Foods, Inc. (b) (c)................       942,690
    15,400 Whole Foods Market, Inc. (b)......................       731,962
                                                              -------------
                                                                  4,867,594
                                                              -------------

           GAS & OIL--6.9%
    10,400 Atwood Oceanics, Inc. (b).........................       282,360
    32,800 Cabot Oil & Gas Corp..............................       905,608
    50,400 Cal Dive International, Inc. (b)..................     1,098,720
     5,400 Cooper Cameron Corp. (b)..........................       272,052
     8,400 Core Laboratories NV (ADR) (b)....................        90,720
    20,900 Evergreen Resources, Inc. (b) (c).................     1,135,079
    20,900 FMC Technologies, Inc. (b)........................       439,945
   148,000 Global Industries, Inc. (b).......................       713,360
   342,400 Grey Wolf, Inc. (b)...............................     1,383,296
    17,000 Helmerich & Payne, Inc............................       496,400
    16,500 Key Energy Services, Inc. (b).....................       176,880
    25,200 Lone Star Technologies, Inc. (b)..................       533,736
    29,200 National-Oilwell, Inc. (b)........................       642,400
    49,900 Oil States International, Inc. (b)................       603,790
    47,800 Patterson-UTI Energy, Inc. (b)....................     1,548,720
    12,700 Pride International, Inc. (b).....................       239,014
    54,100 Spinnaker Exploration Co. (b).....................     1,417,420
    36,000 Stone Energy Corp. (b)............................     1,509,120
    54,100 Tom Brown, Inc. (b)...............................     1,503,439
    62,800 Unit Corp. (b)....................................     1,313,148
    29,300 Varco International, Inc. (b).....................       574,280
    15,366 XTO Energy, Inc...................................       309,010
                                                              -------------
                                                                 17,188,497
                                                              -------------

           HEALTH CARE--PRODUCTS--5.1%
    35,400 Apogent Technologies, Inc. (b)....................       708,000
    16,800 Conceptus, Inc. (b) (c)...........................       236,040
     8,400 Cyberonics, Inc. (b) (c)..........................       180,684
    37,700 Cytyc Corp. (b)...................................       396,604
    25,050 Dentsply International, Inc.......................     1,024,545
     6,200 Henry Schein, Inc. (b)............................       324,508

                See accompanying notes to financial statements.

                                    MSF-230

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                    VALUE
  SHARES                                                           (NOTE 1)
---------------------------------------------------------------------------------

              HEALTH CARE--PRODUCTS--(CONTINUED)
    43,600    ICU Medical, Inc. (b) (c)......................... $   1,358,140
    10,400    IDEXX Laboratories, Inc. (b)......................       348,816
    14,300    INAMED Corp. (b)..................................       767,767
    12,600    Mentor Corp.......................................       244,188
    29,000    Patterson Dental Co. (b) (c)......................     1,316,020
    42,100    Respironics, Inc. (b).............................     1,579,592
    78,800    Steris Corp. (b)..................................     1,819,492
    32,800    Techne Corp. (b) (c)..............................       995,152
    62,600    United Surgical Partners International, Inc. (b)
               (c)..............................................     1,414,134
                                                                 -------------
                                                                    12,713,682
                                                                 -------------

              HOME BUILDERS--1.2%
    23,284    D.R. Horton, Inc..................................       654,280
    18,260    M.D.C. Holdings, Inc..............................       881,593
     8,400    Standard-Pacific Corp.............................       278,544
    37,600    Toll Brothers, Inc. (b)...........................     1,064,456
                                                                 -------------
                                                                     2,878,873
                                                                 -------------

              HOTELS & RESTAURANTS--2.6%
    40,700    CEC Entertainment, Inc. (b).......................     1,503,051
    14,600    Mandalay Resort Group.............................       465,010
    39,400    P.F. Chang's China Bistro, Inc. (b) (c)...........     1,938,874
    34,050    Rare Hospitality International, Inc. (b)..........     1,112,754
    37,700    Ruby Tuesday, Inc.................................       932,321
    26,650    Sonic Corp. (b)...................................       677,709
                                                                 -------------
                                                                     6,629,719
                                                                 -------------

              HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.6%
    10,400    Harman International Industries, Inc..............       823,056
    35,700    La-Z-Boy, Inc.....................................       798,966
                                                                 -------------
                                                                     1,622,022
                                                                 -------------

              HOUSEHOLD PRODUCTS--0.2%
    21,900    Fossil, Inc. (b)..................................       515,964
                                                                 -------------

              INDUSTRIAL MACHINERY--0.3%
    34,200    Cognex Corp.......................................       764,370
                                                                 -------------

              INSURANCE--2.2%
     4,200    Arthur J. Gallagher & Co..........................       114,240
    23,200    Brown & Brown, Inc................................       754,000
    54,400    Max Re Capital, Ltd...............................       814,368
     5,270    Radian Group, Inc.................................       193,145
    16,500    RenaissanceRe Holdings, Ltd.......................       751,080
    16,800    Stancorp Financial Group, Inc.....................       877,296
    16,800    The PMI Group, Inc................................       450,912
    42,000    Triad Guaranty, Inc. (b)..........................     1,593,900
                                                                 -------------
                                                                     5,548,941
                                                                 -------------

              INTERNET--2.7%
    33,325    Avocent Corp. (b).................................       997,417
    87,800    CNET Networks, Inc. (b)...........................       546,994
    96,200    Digital Insight Corp. (b) (c).....................     1,832,610

                                                                 VALUE
  SHARES                                                        (NOTE 1)
---------------------------------------------------------------------------

           INTERNET--(CONTINUED)
   125,300 Earthlink, Inc. (b)............................... $     988,617
    12,500 Macromedia, Inc. (b)..............................       263,000
    66,300 MatrixOne, Inc. (b)...............................       380,562
    33,050 Netegrity, Inc. (b) (c)...........................       193,012
    31,500 Network Associates, Inc. (b)......................       399,420
    16,600 Symantec Corp. (b)................................       728,076
    29,300 Websense, Inc. (b) (c)............................       458,838
                                                              -------------
                                                                  6,788,546
                                                              -------------

           INVESTMENT BROKERAGE--0.6%
    41,700 Investment Technology Group, Inc. (b).............       775,620
    11,766 Legg Mason, Inc...................................       764,202
                                                              -------------
                                                                  1,539,822
                                                              -------------

           IRON & STEEL--0.1%
    22,900 Steel Dynamics, Inc. (b) (c)......................       313,730
                                                              -------------

           LEISURE--1.5%
    52,600 Alliance Gaming Corp. (b).........................       994,666
    16,500 Argosy Gaming Corp. (b)...........................       345,015
     6,200 International Speedway Corp. (Class A)............       244,962
   104,600 Macrovision Corp. (b).............................     2,083,632
    16,700 Zomax, Inc. (b)...................................        54,609
                                                              -------------
                                                                  3,722,884
                                                              -------------

           MEDIA--2.9%
     6,300 4Kids Entertainment, Inc. (b) (c).................       117,180
    41,800 Cox Radio, Inc. (Class A) (b).....................       965,998
    42,100 Emmis Communications Corp. (Class A) (b)..........       966,195
     5,800 Entercom Communications Corp. (b).................       284,258
    31,300 Insight Communications, Inc. (b) (c)..............       412,534
    77,400 Radio One, Inc. (Class D) (b) (c).................     1,375,398
    48,700 Regent Communications, Inc. (b)...................       287,330
    60,800 Scholastic Corp. (b)..............................     1,810,624
    59,100 Spanish Broadcasting Systems, Inc. (b)............       481,665
    16,700 Westwood One, Inc. (b)............................       566,631
                                                              -------------
                                                                  7,267,813
                                                              -------------

           METALS--0.4%
    45,800 Maverick Tube Corp. (b)...........................       877,070
                                                              -------------

           RETAIL--7.0%
    24,800 A.C. Moore Arts & Crafts, Inc. (b) (c)............       496,744
    20,500 American Eagle Outfitters, Inc. (b) (c)...........       375,970
    14,300 Ann Taylor Stores Corp. (b).......................       413,985
    25,300 Casey's General Stores, Inc.......................       357,742
    41,300 Christopher & Banks Corp. (b).....................     1,527,687
    26,000 Copart, Inc. (b)..................................       245,700
    51,550 Cost Plus, Inc. (b)...............................     1,838,273
    20,050 Dollar Tree Stores, Inc. (b)......................       636,187
    10,400 Family Dollar Stores, Inc.........................       396,760
    12,500 Fred's, Inc. (c)..................................       464,750
    29,200 Group 1 Automotive, Inc. (b) (c)..................       946,372
    83,336 Insight Enterprises, Inc. (b).....................       838,360

                See accompanying notes to financial statements.

                                    MSF-231

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
  SHARES                                                        (NOTE 1)
---------------------------------------------------------------------------

           RETAIL--(CONTINUED)
    20,800 Michaels Stores, Inc. (b)......................... $     791,648
    45,800 O'Reilly Automotive, Inc. (b).....................     1,529,262
    27,637 Pacific Sunwear of California, Inc. (b)...........       665,775
    41,900 Pier 1 Imports, Inc...............................       854,760
    18,700 Ross Stores, Inc..................................       799,238
    12,400 Sonic Automotive, Inc. (b)........................       271,684
     8,300 The Talbots, Inc..................................       244,435
   112,300 Too, Inc. (b).....................................     2,274,075
    63,900 Tweeter Home Entertainment Group, Inc. (b) (c)....       554,652
    12,400 Ultimate Electronics, Inc. (b) (c)................       158,968
    25,000 Williams-Sonoma, Inc. (b).........................       730,000
                                                              -------------
                                                                 17,413,027
                                                              -------------

           SEMICONDUCTORS--5.2%
    37,400 ATMI, Inc. (b) (c)................................       933,878
    19,500 Cohu, Inc.........................................       304,200
    39,600 Cymer, Inc. (b) (c)...............................     1,249,776
    82,000 Entegris, Inc. (b)................................     1,102,080
    41,900 Exar Corp. (b)....................................       663,277
     4,000 Integrated Circuit Systems, Inc. (b)..............       125,720
    66,900 Integrated Silicon Solution, Inc. (b).............       464,286
    76,864 Intersil Corp. (Class A) (b)......................     2,045,351
    55,000 Kopin Corp. (b)...................................       336,600
    60,600 Lattice Semiconductor Corp. (b)...................       498,738
    46,300 Micrel, Inc. (b) (c)..............................       481,057
     7,350 Microchip Technology, Inc.........................       181,031
   195,400 Oak Technology, Inc. (b)..........................     1,213,434
    52,400 Pericom Semiconductor Corp. (b)...................       487,320
    18,700 Rudolph Technologies, Inc. (b)....................       298,452
    53,600 Semtech Corp. (b).................................       763,264
    50,000 Skyworks Solutions, Inc. (c)......................       338,500
    62,920 TriQuint Semiconductor, Inc. (b)..................       261,747
    41,800 Varian Semiconductor Equipment, Inc. (b)..........     1,243,968
                                                              -------------
                                                                 12,992,679
                                                              -------------

           SOFTWARE--6.6%
    53,550 Activision, Inc. (b) (c)..........................       691,866
   111,900 Actuate Corp. (b).................................       311,082
    37,300 August Technology Corp. (b) (c)...................       236,855
    29,300 Avid Technology, Inc. (b) (c).....................     1,027,551
    33,250 Barra, Inc. (b) (c)...............................     1,187,025
   105,700 Borland Software Corp. (b)........................     1,032,689
    71,300 Computer Programs & Systems, Inc. (c).............     1,426,713
    31,600 Concord Communications, Inc. (b)..................       433,868
    39,613 Fair Isaac Corp. (c)..............................     2,038,089
    47,875 Hyperion Solutions Corp. (b)......................     1,616,260
    48,400 Informatica Corp. (b).............................       334,444
    46,100 Inter-Tel, Inc....................................       978,242
    28,700 InterCept, Inc. (b) (c)...........................       239,932
     4,100 Mercury Interactive Corp. (b) (c).................       158,301
    23,074 National Instruments Corp. (b) (c)................       871,736
    75,300 Packeteer, Inc. (b)...............................     1,172,421
    83,500 Pinnacle Systems, Inc. (b)........................       893,450

                                                                VALUE
 SHARES                                                        (NOTE 1)
-------------------------------------------------------------------------

          SOFTWARE--(CONTINUED)
    7,200 SeaChange International, Inc. (b)................. $     68,688
   75,600 Serena Software, Inc. (b) (c).....................    1,578,528
   32,800 Skillsoft, Plc. (ADR) (b).........................      165,640
                                                             ------------
                                                               16,463,380
                                                             ------------

          TELECOMMUNICATIONS--3.0%
   57,300 Advanced Fibre Communications, Inc. (b)...........      932,271
  187,900 Aeroflex, Inc. (b)................................    1,454,346
   39,600 Anaren Microwave, Inc. (b) (c)....................      371,052
   12,300 Newport Corp. (b) (c).............................      182,040
  188,600 Nextel Partners, Inc. (b) (c).....................    1,376,780
   72,900 Plantronics, Inc. (b) (c).........................    1,579,743
   66,693 Polycom, Inc. (b).................................      924,365
   58,400 Powerwave Technologies, Inc. (b)..................      366,168
  281,238 Proxim Corp.......................................      410,607
                                                             ------------
                                                                7,597,372
                                                             ------------

          TOYS & AMUSEMENTS--0.5%
   84,300 JAKKS Pacific, Inc. (b) (c).......................    1,120,347
    8,300 Marvel Enterprises, Inc. (b) (c)..................      158,530
                                                             ------------
                                                                1,278,877
                                                             ------------

          TRANSPORTATION--0.6%
    4,200 C.H. Robinson Worldwide, Inc......................      149,352
   45,700 Covenant Transport, Inc. (b)......................      776,900
    6,200 Expeditors International Washington, Inc..........      214,768
   24,300 Swift Transportation Co., Inc. (b)................      452,466
                                                             ------------
                                                                1,593,486
                                                             ------------

          TRUCKING & FREIGHT FORWARDING--1.3%
   58,200 Forward Air Corp. (b).............................    1,476,534
   54,000 UTI Worldwide, Inc................................    1,684,260
                                                             ------------
                                                                3,160,794
                                                             ------------
          Total Common Stocks (Identified Cost $238,076,649)  248,731,296
                                                             ------------

SHORT TERM INVESTMENTS--0.6%
-------------------------------------------------------------------------

          MONEY MARKET FUNDS--0.6%
1,437,501 T. Rowe Price Reserve Investment Fund.............    1,437,501
                                                             ------------
          Total Short Term Investments (Identified Cost
           $1,437,501)......................................    1,437,501
                                                             ------------
          Total Investments--100.0% (Identified Cost
           $239,514,150) (a)................................  250,168,797
          Other assets less liabilities.....................       25,604
                                                             ------------
          TOTAL NET ASSETS--100%............................ $250,194,401
                                                             ============

                See accompanying notes to financial statements.

                                    MSF-232

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

ASSETS
 Investments at value..............................             $250,168,797
 Collateral on securities loaned...................               26,983,285
 Receivable for:
   Securities sold.................................                1,666,307
   Fund shares sold................................                  195,331
   Dividends and interest..........................                   20,841
                                                                ------------
    Total Assets...................................              279,034,561
LIABILITIES
 Payable for:
   Fund shares redeemed............................ $    83,000
   Securities purchased............................   1,607,109
   Return of collateral for securities loaned......  26,983,285
 Accrued expenses:
   Management fees.................................     106,074
   Service and distribution fees...................         515
   Other expenses..................................      60,177
                                                    -----------
    Total Liabilities..............................               28,840,160
                                                                ------------
NET ASSETS.........................................             $250,194,401
                                                                ============
 Net assets consist of:
   Capital paid in.................................             $312,790,258
   Undistributed net investment income (loss)......                 (478,918)
   Accumulated net realized gains (losses).........              (72,771,586)
   Unrealized appreciation (depreciation) on
    investments....................................               10,654,647
                                                                ------------
NET ASSETS.........................................             $250,194,401
                                                                ============
Computation of offering price:
CLASS A
Net asset value and redemption price per
 share (245,607,702 divided by 23,787,759 shares
 outstanding)......................................             $      10.32
                                                                ============
CLASS B
Net asset value and redemption price per share
 ($26,038 divided by 2,554 shares outstanding).....             $      10.20
                                                                ============
CLASS E
Net asset value and redemption price per share
 ($4,560,661 divided by 445,565 shares
 outstanding)......................................             $      10.24
                                                                ============
Identified cost of investments.....................             $239,514,150
                                                                ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME
 Dividends............................................          $   179,542 (a)
 Interest.............................................               29,863 (b)
                                                                -----------
                                                                    209,405
EXPENSES
 Management fees...................................... $559,215
 Service and distribution fees--Class B...............       14
 Service and distribution fees--Class E...............    2,064
 Directors' fees and expenses.........................   11,321
 Custodian............................................   56,910
 Audit and tax services...............................   11,150
 Legal................................................    7,595
 Printing.............................................   35,674
 Insurance............................................    3,285
 Miscellaneous........................................    1,095
                                                       --------
 Total expenses.......................................              688,323
                                                                -----------
NET INVESTMENT INCOME (LOSS)..........................             (478,918)
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
 Investments--net.....................................           (9,825,956)
Unrealized appreciation (depreciation) on:
 Investments--net.....................................           49,229,533
                                                                -----------
Net gain (loss).......................................           39,403,577
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.          $38,924,659
                                                                ===========

(a)Net of foreign taxes of $874.
(b)Includes income on securities loaned of $17,222.

                See accompanying notes to financial statements.

                                    MSF-233

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (478,918) $   (959,247)
  Net realized gain (loss)..........................................   (9,825,956)  (35,656,414)
  Unrealized appreciation (depreciation)............................   49,229,533   (44,263,144)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   38,924,659   (80,878,805)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     (952,698)   (5,597,858)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   37,971,961   (86,476,663)

NET ASSETS
  Beginning of the period...........................................  212,222,440   298,699,103
                                                                     ------------  ------------
  End of the period................................................. $250,194,401  $212,222,440
                                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period................................................. $   (478,918) $          0
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                             SIX MONTHS ENDED              YEAR ENDED
                                               JUNE 30, 2003            DECEMBER 31, 2002
                                         ------------------------  --------------------------
                                           SHARES          $          SHARES          $
                                         ----------  ------------  -----------  -------------
CLASS A
 Sales..................................  1,196,649  $ 10,872,689   32,189,677  $ 322,507,808
 Reinvestments..........................          0             0            0              0
 Redemptions............................ (1,576,187)  (13,978,886) (33,154,170)  (330,084,967)
                                         ----------  ------------  -----------  -------------
 Net increase (decrease)................   (379,538) $ (3,106,197)    (964,493) $  (7,577,159)
                                         ==========  ============  ===========  =============
CLASS B
 Sales..................................      2,257  $     20,532          329  $       2,703
 Reinvestments..........................          0             0            0              0
 Redemptions............................        (30)         (299)          (2)           (18)
                                         ----------  ------------  -----------  -------------
 Net increase (decrease)................      2,227  $     20,233          327  $       2,685
                                         ==========  ============  ===========  =============
CLASS E
 Sales..................................    296,229  $  2,664,712      268,302  $   2,526,914
 Reinvestments..........................          0             0            0              0
 Redemptions............................    (60,143)     (531,446)     (58,831)      (550,298)
                                         ----------  ------------  -----------  -------------
 Net increase (decrease)................    236,086  $  2,133,266      209,471  $   1,976,616
                                         ==========  ============  ===========  =============
 Increase (decrease) derived from
   capital share transactions...........   (141,225) $   (952,698)    (754,695) $  (5,597,858)
                                         ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-234

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                          CLASS A
                                                             -----------------------------------------------------------------
                                                             SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                                 JUNE 30,     ------------------------------------------------
                                                                   2003         2002      2001      2000      1999      1998
                                                             ---------------- --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $   8.71     $  11.89  $  14.30  $  15.73  $  12.29  $  11.88
                                                                 --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)...............................        (0.02)       (0.04)    (0.04)    (0.03)    (0.03)     0.00
 Net realized and unrealized gain (loss) on investments.....         1.63        (3.14)    (1.27)    (1.40)     3.47      0.41
                                                                 --------     --------  --------  --------  --------  --------
 Total from investment operations...........................         1.61        (3.18)    (1.31)    (1.43)     3.44      0.41
                                                                 --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net realized capital gains..............         0.00         0.00     (1.10)     0.00      0.00      0.00
                                                                 --------     --------  --------  --------  --------  --------
 Total distributions........................................         0.00         0.00     (1.10)     0.00      0.00      0.00
                                                                 --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD..............................     $  10.32     $   8.71  $  11.89  $  14.30  $  15.73  $  12.29
                                                                 ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)............................................         18.6 (b)    (26.7)     (9.0)     (9.1)     28.0       3.5
Ratio of operating expenses to average net assets before
 expense reductions (%).....................................         0.64 (c)     0.61      0.61      0.58      0.61      0.67
Ratio of operating expenses to average net assets after
 expense reductions (%) (d).................................           --           --        --      0.58        --        --
Ratio of net investment income (loss) to average net assets
 (%)........................................................        (0.45)(c)    (0.38)    (0.34)    (0.19)    (0.27)    (0.02)
Portfolio turnover rate (%).................................           28 (c)       44        38        68        68        38
Net assets, end of period (000).............................     $245,608     $210,410  $298,699  $337,343  $269,518  $189,132

                                                         CLASS B                            CLASS E
                                              -------------------------     ------------------------------------
                                              SIX MONTHS   JULY 30, 2002(A) SIX MONTHS                MAY 1, 2001(A)
                                                ENDED          THROUGH        ENDED       YEAR ENDED     THROUGH
                                               JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                 2003            2002          2003          2002          2001
                                              ----------   ---------------- ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $ 8.59          $ 8.67        $ 8.64        $11.80        $12.22
                                                ------          ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)................    (0.01)          (0.01)        (0.02)        (0.02)         0.00
 Net realized and unrealized gain (loss) on
   investments...............................     1.62           (0.07)         1.62         (3.14)        (0.42)
                                                ------          ------        ------        ------        ------
 Total from investment operations............     1.61           (0.08)         1.60         (3.16)        (0.42)
                                                ------          ------        ------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net realized capital
   gains.....................................     0.00            0.00          0.00          0.00          0.00
                                                ------          ------        ------        ------        ------
 Total distributions.........................     0.00            0.00          0.00          0.00          0.00
                                                ------          ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD...............   $10.20          $ 8.59        $10.24        $ 8.64        $11.80
                                                ======          ======        ======        ======        ======
TOTAL RETURN (%).............................     18.7 (b)        (0.9)(b)      18.5 (b)     (26.8)         (3.4)(b)
Ratio of operating expenses to average net
 assets before expense reductions (%)........     0.89 (c)        0.86 (c)      0.79 (c)      0.76          0.76 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).....       --              --            --            --            --
Ratio of net investment income (loss) to
 average net assets (%)......................    (0.70)(c)       (0.63)(c)     (0.59)(c)     (0.53)         0.00 (c)
Portfolio turnover rate (%)..................       28 (c)          44 (c)        28 (c)        44            38 (c)
Net assets, end of period (000)..............   $   26          $    3        $4,561        $1,809        $  0.1

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-235

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--99.5% OF TOTAL NET ASSETS


                                                             VALUE
         SHARES                                             (NOTE 1)
         -----------------------------------------------------------------

                 AUSTRALIA--5.0%
          32,721 Alumina, Ltd............................ $      89,313
          24,201 Amcor, Ltd..............................       131,791
          13,665 AMP Diversified Property Trust..........        27,952
          40,949 AMP, Ltd. (c)...........................       136,488
           6,601 Ansell, Ltd. (b)........................        25,898
          43,841 Australia & New Zealand Bank Group, Ltd.       547,170
          12,739 Australia Gas & Light Co., Ltd..........        93,550
           3,184 Australian Stock Exchange, Ltd..........        26,735
         108,370 BHP Billiton, Ltd.......................       627,941
          22,970 BHP Steel, Ltd..........................        57,306
          16,553 Boral, Ltd. (c).........................        56,172
          28,040 Brambles Industries, Ltd. (c)...........        85,939
          13,519 Centro Properties Group.................        36,175
          37,236 CFS Gandel Retail Trust.................        33,213
          13,058 Coca-Cola Amatil, Ltd...................        50,004
           1,539 Cochlear, Ltd. (c)......................        33,338
          31,040 Coles Myer, Ltd. (c)....................       145,719
          36,353 Commonwealth Bank of Australia..........       720,433
          35,533 Commonwealth Property Office Fund.......        28,596
          21,565 Computershare, Ltd......................        27,045
           4,614 CSL, Ltd................................        36,978
          27,227 CSR, Ltd................................        35,424
          33,293 Deutsche Office Trust...................        25,007
          59,897 Foster's Group, Ltd. (c)................       169,115
          22,460 Futuris Corp., Ltd. (c).................        25,305
          56,540 General Property Trust (c)..............       110,722
           9,372 Iluka Resources, Ltd....................        25,456
          48,026 Insurance Australia Group, Ltd. (c).....       109,509
          25,459 Investa Property Group (c)..............        33,807
          13,266 James Hardie Industries NV..............        62,634
          24,515 John Fairfax Holdings, Ltd..............        47,350
           4,289 Leighton Holdings, Ltd. (c).............        28,764
          11,362 Lend Lease Corp., Ltd. (c)..............        63,626
           8,526 Lion Nathan, Ltd........................        30,648
           5,921 Macquarie Bank, Ltd.....................       114,362
          28,518 Macquarie Goodman Industrial Trust......        29,071
          54,951 Macquarie Infrastructure Group..........       132,302
          23,490 Mayne Group, Ltd........................        43,165
          19,527 Mirvac Group............................        58,145
          44,763 National Australia Bank, Ltd............     1,005,680
           9,432 Newcrest Mining, Ltd. (b) (c)...........        48,391
          42,548 News Corp., Ltd.........................       319,590
          60,605 News Corp., Ltd. (PFD)..................       373,525
           8,128 Orica, Ltd..............................        59,035
          18,924 Origin Energy, Ltd......................        51,400
          10,417 Paperlinx, Ltd. (b).....................        31,997
           4,738 Patrick Corp., Ltd. (c).................        39,878
          26,942 Principal Office Fund...................        27,826
           4,126 Publishing & Broadcasting, Ltd..........        27,339
          17,849 QBE Insurance Group, Ltd. (c)...........       111,564
          27,227 Rinker Group, Ltd. (c)..................        95,681
           9,030 Rio Tinto, Ltd. (c).....................       176,895
          16,894 Santos, Ltd.............................        66,847
           6,777 Sonic Healthcare, Ltd...................        29,770
          18,345 Southcorp, Ltd. (c).....................        34,695
          25,949 Stockland (c)...........................        87,187

                                                                  VALUE
    SHARES                                                       (NOTE 1)
    ------------------------------------------------------------------------

            AUSTRALIA--(CONTINUED)
     15,312 Suncorp-Metway, Ltd............................... $     119,120
     13,188 TAB, Ltd..........................................        28,745
     10,601 TABCORP Holdings, Ltd. (c)........................        76,570
     63,431 Telstra Corp., Ltd................................       187,176
      6,247 Toll Holdings, Ltd. (c)...........................        29,662
     13,352 Transurban Group (c)..............................        42,713
     11,038 Wesfarmers, Ltd...................................       187,287
     12,270 Westfield Holdings, Ltd...........................       120,142
     62,523 Westfield Trust...................................       144,662
     51,249 Westpac Banking Corp..............................       558,515
     32,694 WMC Resources, Ltd................................        76,961
     13,533 Woodside Petroleum, Ltd...........................       112,360
     29,432 Woolworths, Ltd...................................       247,127
                                                               -------------
                                                                   8,680,508
                                                               -------------

            AUSTRIA--0.2%
        451 Boehler-Uddeholm AG (c)...........................        24,927
        694 Erste Bank der oesterreichischen Sparkassen AG....        61,326
      4,238 IMMOFINANZ Immobilien Anlagen AG (c)..............        30,514
        272 Mayr-Melnhof Karton AG (c)........................        22,649
        391 OMV AG (c)........................................        46,975
      5,800 Telekom Austria AG................................        65,805
        259 Verbund-Oesterreichischt Elektrizitaetswirtschafts
             AG...............................................        23,862
      1,343 Wienerberger AG (c)...............................        23,596
                                                               -------------
                                                                     299,654
                                                               -------------

            BELGIUM--1.0%
      3,248 AGFA-Gevaert NV...................................        68,965
        402 Barco NV..........................................        24,051
        531 Bekaert S.A.......................................        24,818
        487 Colruyt S.A.......................................        33,667
        184 D'ieteren NV (c)..................................        26,370
      2,143 Delhaize Group (c)................................        65,214
     18,847 Dexia (c).........................................       238,289
        872 Electrabel S.A....................................       222,202
     30,052 Fortis (c)........................................       521,794
          5 Fortis Banque S.A. (b)............................             0
      2,005 Groupe Bruxelles Lambert S.A......................        90,716
      4,381 Interbrew.........................................        97,348
      2,626 KBC Bancassuranve Holding (c).....................       103,102
        882 Omega Pharma S.A..................................        26,840
      1,840 Solvay S.A. (c)...................................       126,778
      2,539 UCB S.A...........................................        69,568
        547 Umicore...........................................        28,348
                                                               -------------
                                                                   1,768,070
                                                               -------------

            BERMUDA--0.1%
     16,000 Esprit Holdings, Ltd..............................        39,189
     35,500 Johnson Electric Holdings, Ltd....................        44,158
     64,000 SCMP Group, Ltd...................................        25,031
     30,000 Texwinca Holdings, Ltd............................        23,852
     13,000 Yue Yuen Industrial Holdings (c)..................        33,258
                                                               -------------
                                                                     165,488
                                                               -------------

                See accompanying notes to financial statements.

                                    MSF-236

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                          VALUE
            SHARES                                       (NOTE 1)
            --------------------------------------------------------

                    CAYMAN ISLAND--0.0%
             10,000 ASM Pacific Technology, Ltd. (c).. $      29,109
                                                       -------------

                    DENMARK--0.7%
                 31 AP Moller-Maersk A/S..............       167,695
                650 Carlsberg A/S (Class B) (c).......        23,257
                400 Coloplast A/S.....................        30,911
              1,500 Danisco A/S.......................        58,770
             14,900 Danske Bank A/S...................       290,166
              1,000 DSV, DE Sammenslut Vogn A/S.......        25,734
                  1 FLS Industries A/S (Series B).....             8
              6,800 GN Store Nord A/S (c).............        27,956
              2,200 Group 4 Falck A/S.................        36,553
              2,000 H. Lundbeck A/S (c)...............        40,494
              1,250 ISS A/S (b).......................        44,628
                300 Kobenhavns Lufthavne A/S..........        24,343
              7,375 Novo-Nordisk A/S..................       258,178
              1,615 Novozymes A/S (Series B)..........        44,930
                900 Ostasiatiske Kompagni.............        24,621
              3,738 TDC A/S...........................       111,792
                700 Topdanmark A/S....................        25,587
              3,100 Vestas Wind Systems A/S...........        35,455
              1,000 William Demant Holding A/S (c)....        22,874
                                                       -------------
                                                           1,293,952
                                                       -------------

                    FINLAND--1.8%
                800 Amer Group, Ltd...................        24,455
              4,000 Elisa Oyj.........................        34,359
             10,700 Fortum Oyj........................        85,766
              1,400 Instrumentarium Oyj (Class B) (c).        53,215
              2,000 Kesko Oyj.........................        23,472
                900 Kone Oyj..........................        37,723
              2,932 Metso Oyj (c).....................        26,094
            138,850 Nokia Oyj.........................     2,286,489
              3,000 Outokumpu Oyj.....................        26,355
              1,500 Pohjola Group, Plc................        25,683
              5,300 Rautaruukki Oyj (c)...............        22,823
              8,000 Sampo Oyj.........................        58,704
             18,800 Stora Enso Oyj....................       210,061
              2,600 Tietoenator Oyj...................        43,770
             14,300 UPM-Kymmene Oyj...................       208,716
              1,100 Uponor Oyj........................        25,516
                  1 Wartsila Oyj......................            12
                                                       -------------
                                                           3,193,213
                                                       -------------

                    FRANCE--9.5%
              5,488 Accor S.A.........................       198,517
              2,231 Air France........................        28,848
              2,924 Air Liquide S.A...................       433,489
             34,843 Alcatel S.A. (c)..................       314,094
              8,168 Alstom S.A. (b) (c)...............        28,139
             10,030 Arcelor (c).......................       116,792
                698 Atos Origin (b) (c)...............        24,143
              2,009 Autoroutes du Sud de la France (c)        58,714
             19,707 Aventis S.A.......................     1,084,228
             40,881 AXA (c)...........................       634,236

                                                                 VALUE
      SHARES                                                    (NOTE 1)
      --------------------------------------------------------------------

             FRANCE--(CONTINUED)
      23,382 BNP Paribas S.A. (c)............................. $ 1,188,144
       5,982 Bouygues S.A. (b) (c)............................     165,141
       1,821 Business Objects S.A. (c)........................      40,610
       3,093 Cap Gemini S.A. (c)..............................     109,823
      16,614 Carrefour S.A....................................     814,278
       1,084 Casino Guichard-Perrachon S.A. (c)...............      84,647
       8,900 Cie de Saint-Gobain S.A. (c).....................     350,250
       2,820 Cie Generale D'Optique Essilor International S.A.     113,601
         999 CNP Assurances...................................      42,217
       9,648 Credit Agricole S.A..............................     183,362
       1,162 Dassault Systemes S.A. (c).......................      38,163
       8,233 European Aeronautic Defense & Space Co. (c)......     100,973
      22,577 France Telecom S.A. (c)..........................     553,786
         431 Gecina S.A.......................................      49,989
       3,584 Groupe Danone....................................     495,940
         267 Hermes International.............................      37,621
         228 Imerys S.A. (c)..................................      33,199
         649 Klepierre........................................      32,047
       9,803 L'Oreal S.A......................................     691,196
       3,853 Lafarge S.A. (c).................................     225,654
       3,853 Lafarge S.A. (Rights)............................      10,398
       3,635 Lagardere S.C.A. (c).............................     157,995
       6,394 LVMH Moet Hennessy Louis Vuitton S.A. (b) (c)....     317,125
       3,906 Michelin (Class B)...............................     152,505
       2,125 Pechiney S.A.....................................      76,282
       1,533 Pernod-Ricard....................................     136,785
       5,260 Peugoet S.A......................................     255,505
       1,952 Pinault-Printemps-Redoute S.A....................     147,048
       2,843 Publicis Groupe (c)..............................      76,297
       4,545 Renault S.A......................................     240,294
         554 Sagem S.A........................................      44,533
      10,619 Sanofi-Synthelabo S.A............................     621,911
       5,936 Schneider Electric S.A...........................     279,072
         979 Societe BIC S.A..................................      38,112
       3,406 Societe Television Francaise 1 S.A...............     104,822
       9,348 Society General de France S.A....................     592,559
       2,767 Sodexho Alliance S.A. (c)........................      74,671
      16,973 STMicroelectronics NV (c)........................     355,905
      23,293 Suez S.A. (c)....................................     370,734
         543 Technip-Coflexip S.A. (c)........................      47,515
       2,243 Thales S.A. (c)..................................      66,583
       5,289 Thomson S.A. (c).................................      81,569
      18,932 Total S.A........................................   2,861,057
       1,229 Unibail S.A......................................      91,030
       2,144 Valeo S.A........................................      74,354
       7,048 Veolia Environnement.............................     144,875
       1,923 Vinci S.A........................................     129,736
      26,329 Vivendi Universal S.A. (c).......................     479,223
      10,840 Wanadoo (b)......................................      72,572
       1,160 Zodiac S.A.......................................      28,294
                                                               -----------
                                                                16,401,202
                                                               -----------

             GERMANY--6.2%
       1,315 Adidas-Salomon AG (c)............................     112,456
       7,936 Allianz AG.......................................     659,621

                See accompanying notes to financial statements.

                                    MSF-237

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                VALUE
      SHARES                                                   (NOTE 1)
      -----------------------------------------------------------------------

             GERMANY--(CONTINUED)
       2,036 Altana AG (c).................................. $     128,452
      16,072 BASF AG........................................       686,573
      19,061 Bayer AG (c)...................................       441,714
       9,834 Bayerishe Hypo-und Vereinsbank AG (c)..........       162,504
         731 Beiersdorf AG (c)..............................        97,711
         863 Celesio AG (c).................................        33,913
      12,579 Commerzbank AG.................................       175,941
       3,509 Continental AG.................................        73,660
      24,965 DaimlerChrysler AG.............................       871,524
      15,186 Deutsche Bank AG (c)...........................       984,945
       2,756 Deutsche Boerse AG.............................       145,995
       5,533 Deutsche Lufthansa AG (c)......................        64,809
      11,295 Deutsche Post AG...............................       165,894
      60,866 Deutsche Telekom AG............................       928,910
       1,200 Douglas Holding AG (c).........................        25,907
      17,057 E.ON AG (c)....................................       876,928
       1,800 Epcos AG (c)...................................        23,192
       1,015 Fresenius Medical Care AG (c)..................        50,236
         759 Fresenius Medical Care AG (PFD)................        27,455
         950 HeidelbergerCement AG (c)......................        20,968
       1,722 Henkel KGAA (PFD) (c)..........................       106,605
      12,543 Infineon Technologies AG (c)...................       121,280
       1,251 KarstadtQuelle AG (c)..........................        26,778
       2,421 Linde AG (c)...................................        89,632
       3,066 MAN AG (c).....................................        51,827
       1,305 Merck KGAA (c).................................        37,915
       4,230 Metro AG (c)...................................       136,739
       3,368 Muenchener Ruckverssicherungs AG (c)...........       343,369
         228 Porsche AG (PFD)...............................        96,613
       4,800 ProSiebenSat.1 Media AG (PFD) (c)..............        31,970
      10,625 RWE AG (c).....................................       320,770
       1,131 RWE AG (PFD) (c)...............................        30,444
       5,935 SAP AG (c).....................................       699,947
       4,881 Schering AG....................................       238,665
      23,238 Siemens AG.....................................     1,139,998
       1,521 Suedzucker AG..................................        26,130
       8,952 ThyssenKrupp AG (c)............................       103,211
       3,607 TUI AG (c).....................................        53,640
       6,485 Volkswagen AG (c)..............................       274,126
       3,052 Volkswagen AG (PFD)............................        91,509
         610 Wella AG (PFD).................................        44,481
                                                             -------------
                                                                10,824,957
                                                             -------------

             GREECE--0.4%
       4,300 Alpha Bank A.E.................................        74,957
       2,100 Coca-Cola Hellenic Bottling Co. S.A............        34,678
       1,600 Commercial Bank of Greece......................        27,965
       4,500 EFG Eurobank Ergasias S.A......................        67,799
       2,400 Greek Organization of Football Prognostics S.A.        24,474
       3,700 Hellenic Petroleum S.A.........................        24,983
       3,600 Hellenic Technodomiki Tev S.A..................        20,174
       7,300 Hellenic Telecommunications Organization S.A...        86,177
       4,600 Intracom S.A...................................        30,532
       6,050 National Bank of Greece S.A....................       101,851
       3,600 Piraeus Bank S.A...............................        27,367

                                                             VALUE
        SHARES                                              (NOTE 1)
        ---------------------------------------------------------------

                GREECE--(CONTINUED)
          2,000 Public Power Corp........................ $      36,104
            800 Titan Cement Co. S.A.....................        28,938
          5,400 Viohalco S.A.............................        26,913
          4,700 Vodafone Panafon S.A.....................        31,304
                                                          -------------
                                                                644,216
                                                          -------------

                HONG KONG--1.4%
         43,400 Bank of East Asia, Ltd...................        84,873
         72,000 BOC Hong Kong Holdings, Ltd..............        72,479
         29,000 Cathay Pacific Airways, Ltd. (c).........        39,048
         44,000 Cheung Kong Holdings, Ltd................       264,063
         13,000 Cheung Kong Infrastructure Holdings, Ltd.        24,923
         51,100 CLP Holdings, Ltd........................       222,141
         34,000 Hang Lung Properties, Ltd. (c)...........        30,520
         22,200 Hang Seng Bank, Ltd......................       234,152
         17,000 Henderson Land Development Co............        48,614
        107,046 Hong Kong & China Gas Co., Ltd...........       135,212
         38,000 Hong Kong Electric Co., Ltd..............       148,625
         36,000 Hong Kong Exchanges & Clearing, Ltd......        52,166
         62,000 Hutchison Whampoa, Ltd...................       377,654
         30,000 Hysan Development Co., Ltd...............        24,621
         40,000 Li & Fung, Ltd...........................        51,551
         30,000 MTR Corp. (c)............................        34,431
         70,000 New World Development, Ltd...............        26,705
         54,340 PCCW, Ltd. (c)...........................        33,622
         40,000 Shangri-La Asia, Ltd.....................        25,647
         85,000 Sino Land Co.............................        26,432
         38,000 Sun Hung Kai Properties, Ltd.............       191,507
         25,500 Swire Pacific, Ltd.......................       111,180
         16,000 Techtronic Industries Co.................        26,775
          8,000 Television Broadcasts, Ltd...............        28,571
         35,000 Wharf Holdings, Ltd......................        67,548
                                                          -------------
                                                              2,383,060
                                                          -------------

                IRELAND--0.8%
         26,017 Allied Irish Banks, Plc..................       391,085
         28,993 Bank of Ireland..........................       351,253
         15,202 CRH, Plc.................................       238,291
          2,425 DCC, Plc.................................        32,581
         10,162 Elan Corp., Plc. (b).....................        52,513
          7,100 Greencore Group, Plc.....................        23,644
         15,856 Independent News & Media, Plc............        28,769
          7,804 Irish Life & Permanent, Plc..............        84,240
          3,765 Kerry Group, Plc.........................        58,195
         11,200 Ryanair Holdings, Plc....................        80,642
                                                          -------------
                                                              1,341,213
                                                          -------------

                ITALY--3.8%
         13,499 Alleanza Assicurazioni SpA (c)...........       128,353
          3,759 Arnoldo Mondadori Editore SpA (c)........        27,281
         27,746 Assicuraziono Generali SpA (c)...........       642,977
          3,320 Autogrill SpA (b)........................        36,219
          8,504 Banca Fideuram SpA (c)...................        46,386
        102,931 Banca Intesa SpA (c).....................       329,189

                See accompanying notes to financial statements.

                                    MSF-238

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003(UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                            VALUE
         SHARES                                            (NOTE 1)
         ----------------------------------------------------------------

                 ITALY--(CONTINUED)
          27,042 Banca Intesa SpA-RNC (c)............... $      62,107
          26,225 Banca Monte dei Paschi di Siena SpA (c)        71,524
          43,711 Banca Nazionale del Lavoro SpA (c).....        73,285
          11,144 Banca Popolare di Milano SpA...........        48,757
          10,731 Banco Popolare di Verona e Novara SpA..       146,643
           2,700 Benetton Group SpA (c).................        27,998
           4,800 Bulgari SpA (c)........................        26,734
          35,198 Capitalia SpA (c)......................        62,044
          61,539 Enel SpA (c)...........................       383,729
          75,432 ENI-Ente Nazionale Idrocarburi SpA (c).     1,140,816
           6,910 FIAT SpA (c)...........................        50,309
          51,200 FinecoGroup SpA (c)....................        27,516
         171,116 Finmeccanica SpA.......................       109,648
           6,200 Grupo Editoriale L'Espresso SpA (c)....        24,563
           2,301 Italcementi SpA (c)....................        26,212
           3,948 Luxottica Group SpA (c)................        53,905
          17,127 Mediaset SpA (c).......................       144,952
          13,546 Mediobanca SpA (c).....................       135,178
           7,362 Mediolanum SpA (c).....................        41,087
          11,672 Parmalat Finanziaria SpA (c)...........        36,726
          27,824 Pirelli SpA (c)........................        28,181
           8,750 Riunione Adriatica di Sicurta SpA (c)..       132,735
          29,411 Sanpaolo IMI SpA (c)...................       273,233
         148,793 Seat-Pagine Gialle SpA (c).............       103,374
          25,512 Snam Rete Gas SpA (c)..................       100,195
         110,061 Telecom Italia Mobile SpA (c)..........       542,207
          59,539 Telecom Italia SpA (c).................       326,132
          68,679 Telecom Italia SpA--RNC (c)............       621,476
           5,260 Tiscali SpA (c)........................        26,879
         109,172 UniCredito Italiano SpA (c)............       520,276
                                                         -------------
                                                             6,578,826
                                                         -------------

                 JAPAN--19.8%
           2,130 Acom Co., Ltd..........................        76,987
           1,000 Aderans Co., Ltd.......................        17,739
           1,900 Advantest Corp.........................        84,181
             720 Aeon Credit Service Co., Ltd. (c)......        22,786
           1,250 Aiful Corp.............................        53,300
          16,000 Ajinomoto Co., Inc.....................       153,238
          15,000 All Nippon Airways Co., Ltd. (b).......        28,732
           4,000 Alps Electric Co., Ltd. (c)............        51,235
           7,000 Amada Co., Ltd.........................        22,503
           1,600 Aoyama Trading Co., Ltd................        21,320
             500 Ariake Japan Co., Ltd. (c).............        14,907
          11,000 Asahi Breweries, Ltd. (c)..............        66,417
          22,000 Asahi Glass Co., Ltd...................       136,498
          36,000 Asahi Kasei Corp.......................       102,836
             900 Asatsu-DK, Inc. (c)....................        16,115
          22,000 Ashikaga Financial Group, Inc. (c).....        32,613
             800 Autobacs Seven Co., Ltd................        14,957
           1,000 Bandai Co., Ltd........................        38,143
             160 Bellsystem24, Inc......................        25,651
           1,900 Benesse Corp...........................        32,755
          19,000 Bridgestone Corp. (c)..................       257,922
          24,000 Canon, Inc.............................     1,101,312

                                                                   VALUE
  SHARES                                                          (NOTE 1)
  ------------------------------------------------------------------------------

         JAPAN--(CONTINUED)
   5,000 Casio Computer Co., Ltd. (c).......................... $      31,938
   5,000 Central Glass Co., Ltd................................        29,398
      26 Central Japan Railway Co. (c).........................       186,217
  18,200 Chubu Electric Power Co., Inc.........................       331,943
   8,000 Chugai Pharmaceutical Co., Ltd........................        90,877
   8,000 Citizen Watch Co., Ltd. (c)...........................        42,973
   1,200 Coca-Cola West Japan Co., Ltd. (c)....................        19,868
   3,900 Credit Saison Co., Ltd................................        63,953
   1,800 CSK Corp. (c).........................................        49,019
  18,000 Dai Nippon Printing Co., Ltd..........................       190,381
   7,000 Daicel Chemical Industries, Ltd.......................        22,211
      35 Daido Life Insurance (c)..............................        75,786
   7,100 Daiichi Pharmacy Co., Ltd.............................        92,479
   5,000 Daikin Industries, Ltd................................        91,818
   6,000 Daimaru, Inc. (c).....................................        24,085
  18,000 Dainippon Ink & Chemicals, Inc........................        36,427
   4,000 Dainippon Screen Manufacturing Co., Ltd. (c)..........        19,588
   2,600 Daito Trust Construction Co., Ltd.....................        54,674
  13,000 Daiwa House Industry Co., Ltd.........................        89,427
  35,000 Daiwa Securities Group, Inc...........................       201,124
  12,000 Denki Kagaku Kogyo K.K. (c)...........................        33,279
  14,100 Denso Corp............................................       223,463
       8 Dentsu, Inc...........................................        24,918
   8,000 Dowa Mining Co., Ltd. (c).............................        30,714
      99 East Japan Railway Co.................................       440,275
   7,000 Ebara Corp. (c).......................................        24,601
   6,500 Eisai Co., Ltd........................................       133,708
   1,800 FamilyMart Co., Ltd...................................        32,155
   3,500 Fanuc, Ltd............................................       173,433
   1,500 Fast Retailing Co., Ltd...............................        46,346
  15,000 Fuji Electric Co., Ltd................................        32,854
  13,000 Fuji Photo Film Co., Ltd..............................       375,682
       6 Fuji Television Network, Inc..........................        21,187
  10,000 Fujikura, Ltd.........................................        32,979
   8,000 Fujisawa Pharmaceutical Co., Ltd......................       149,906
  46,000 Fujitsu, Ltd..........................................       188,482
  16,000 Furukawa Electric Co., Ltd. (c).......................        52,234
   6,000 Gunze, Ltd. (c).......................................        22,586
   4,000 Hankyu Department Stores, Inc. (c)....................        23,285
   7,000 Hino Motors, Ltd. (c).................................        33,054
     900 Hirose Electric Co., Ltd..............................        74,428
   9,000 Hitachi Cable, Ltd....................................        24,285
   3,000 Hitachi Chemical Co., Ltd.............................        30,706
     700 Hitachi Software Engineering Co., Ltd. (c)............        14,516
  83,000 Hitachi, Ltd..........................................       351,838
  22,600 Honda Motor Co., Ltd..................................       856,381
   2,000 House Foods Corp......................................        18,322
   3,200 Hoya Corp.............................................       220,396
   4,800 Isetan Co., Ltd.......................................        32,340
  30,000 Ishikawajima-Harima Heavy Industries Co., Ltd. (b) (c)        33,729
     800 ITO EN, Ltd...........................................        26,850
  10,000 Ito-Yokado Co., Ltd...................................       239,434
  39,000 Itochu Corp. (b)......................................        98,089
     900 Itochu Techno-Science Corp............................        20,912
     800 Jafco Co., Ltd........................................        45,305
  19,000 Japan Airlines System Corp. (c).......................        41,457

                See accompanying notes to financial statements.

                                    MSF-239

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                               VALUE
       SHARES                                                 (NOTE 1)
       ---------------------------------------------------------------------

              JAPAN--(CONTINUED)
            5 Japan Real Estate Investment Corp............ $      26,983
           20 Japan Tobacco, Inc...........................       108,099
       13,300 JFE Holding, Inc.............................       199,375
        6,000 JGC Corp. (c)................................        40,375
        5,000 JSR Corp.....................................        60,754
        6,700 Jusco Co.....................................       153,446
       22,000 Kajima Corp. (c).............................        52,217
        6,000 Kamigumi Co., Ltd............................        30,031
        7,000 Kaneka Corp..................................        43,140
       16,000 Kao Corp.....................................       297,814
        1,200 Katokichi Co., Ltd...........................        20,437
       36,000 Kawasaki Heavy Industries, Ltd. (b) (c)......        36,877
       14,000 Kawasaki Kisen Kaisha, Ltd...................        33,812
       11,000 Keihin Electric Express Railway Co., Ltd. (c)        53,775
       15,000 Keio Electric Railway Co., Ltd...............        68,457
          910 Keyence Corp.................................       166,729
        4,000 Kikkoman Corp................................        26,417
        6,000 Kinden Corp..................................        20,137
       42,120 Kinki Nippon Railway Co., Ltd. (c)...........       109,444
       20,000 Kirin Brewery Co., Ltd. (c)..................       140,579
        2,000 Kokuyo Co., Ltd. (c).........................        19,055
       28,000 Komatsu, Ltd.................................       107,266
        2,000 Komori Corp..................................        20,837
        2,400 Konami Co....................................        42,973
        8,000 Konica Corp. (c).............................        91,076
        3,000 Koyo Seiko Co., Ltd. (c).....................        21,462
       29,000 Kubota Corp..................................        78,734
       11,000 Kuraray Co., Ltd.............................        72,188
        2,800 Kurita Water Industries, Ltd.................        30,991
        4,700 Kyocera Corp.................................       268,907
        9,000 Kyowa Hakko Kogyo Co., Ltd. (c)..............        48,570
       11,700 Kyushu Electic Power Co., Inc................       182,114
        1,700 Lawson, Inc..................................        46,721
          900 Mabuchi Motor Co., Ltd. (c)..................        68,807
        3,000 Makita Corp..................................        24,360
       37,000 Marubeni Corp................................        48,070
        9,600 Marui Co., Ltd...............................        85,307
          500 Matsumotokiyoshi Co., Ltd. (c)...............        21,195
       60,000 Matsushita Electric Industrial Co., Ltd......       594,129
       12,000 Matsushita Electric Works, Ltd...............        71,056
        6,000 Meiji Dairies Corp...........................        22,236
        8,000 Meiji Seika Kaisha, Ltd. (c).................        26,184
        1,000 Meitec Corp..................................        30,398
           43 Millea Holdings, Inc.........................       328,745
        9,000 Minebea Co., Ltd.............................        35,678
       47,157 Mitsubishi Chemical Corp. (c)................        96,219
       30,000 Mitsubishi Corp..............................       208,120
       50,000 Mitsubishi Electric Corp.....................       162,399
       28,000 Mitsubishi Estate Co., Ltd...................       189,582
       10,000 Mitsubishi Gas & Chemical Co., Inc...........        21,153
       83,000 Mitsubishi Heavy Industries, Ltd.............       214,974
        3,000 Mitsubishi Logistics Corp....................        18,139
       26,000 Mitsubishi Materials Corp. (c)...............        33,346
       15,000 Mitsubishi Rayon Co., Ltd....................        39,975
          116 Mitsubishi Tokyo Financial Group, Inc........       524,572
       34,000 Mitsui & Co., Ltd............................       170,460

                                                                  VALUE
   SHARES                                                        (NOTE 1)
   -------------------------------------------------------------------------

           JAPAN--(CONTINUED)
    16,000 Mitsui Chemicals, Inc. (c)......................... $      73,954
    19,000 Mitsui Engineering & Shipbuilding Co., Ltd. (b) (c)        23,893
    20,000 Mitsui Fudosan Co., Ltd............................       127,753
    16,000 Mitsui Mining & Smelting Co., Ltd..................        47,304
    23,000 Mitsui OSK Lines, Ltd..............................        69,915
    36,000 Mitsui Sumitomo Insurance Co., Ltd.................       166,996
    15,000 Mitsui Trust Holdings, Inc. (c)....................        32,979
    10,000 Mitsukoshi, Ltd. (b) (c)...........................        26,317
     1,800 Mitsumi Electric Co., Ltd. (c).....................        18,603
       169 Mizuho Financial Group, Inc. (c)...................       133,567
     6,700 Murata Manufactoring Co., Ltd......................       263,369
     1,000 Namco, Ltd.........................................        15,957
    41,000 NEC Corp. (c)......................................       204,872
         5 Net One Systems Co., Ltd. (c)......................        24,526
     8,000 NGK Insulators, Ltd................................        44,372
     5,000 NGK Spark Plug Co., Ltd............................        35,061
       500 Nichii Gakkan Co...................................        24,984
     7,000 Nichirei Corp......................................        24,426
     1,000 NIDEC Corp.........................................        66,042
    37,000 Nikko Cordial Corp.................................       148,524
     8,000 Nikon Corp.........................................        65,892
     2,900 Nintendo Co., Ltd..................................       210,843
         6 Nippon Building Fund, Inc. (c).....................        32,829
    23,000 Nippon Express Co., Ltd............................        89,261
     4,000 Nippon Kayaku Co., Ltd.............................        17,089
     5,000 Nippon Meat Packers, Inc...........................        47,220
    11,500 Nippon Mining Holdings, Inc. (c)...................        24,901
    37,000 Nippon Oil Corp....................................       160,541
     6,000 Nippon Sanso Corp..................................        19,288
    10,000 Nippon Sheet Glass Co., Ltd........................        29,981
     4,000 Nippon Shokubai Co., Ltd. (c)......................        23,818
   158,000 Nippon Steel Corp. (c).............................       217,114
       154 Nippon Telephone & Telegraph Corp..................       604,072
        26 Nippon Unipac Holding..............................       101,553
    27,000 Nippon Yusen Kabushiki Kaisha......................       105,234
     7,000 Nishimatsu Construction Co., Ltd. (c)..............        23,785
     4,000 Nissan Chemical Industries, Ltd. (c)...............        21,387
    72,000 Nissan Motor Co., Ltd..............................       688,370
     5,000 Nisshin Seifun Group, Inc..........................        35,519
     4,000 Nisshinbo Industries, Inc..........................        18,322
     2,400 Nissin Food Products Co., Ltd......................        50,069
     3,800 Nitto Denko Corp...................................       124,372
    51,000 Nomura Holdings, Inc...............................       647,295
       400 Nomura Research Institute, Ltd.....................        30,814
    12,000 NSK, Ltd...........................................        38,176
    12,000 NTN Corp. (c)......................................        44,372
        37 NTT Data Corp. (c).................................       114,012
       509 NTT DoCoMo, Inc....................................     1,102,145
    17,000 Obayashi Corp......................................        52,101
       200 OBIC Co., Ltd......................................        35,744
    23,000 OJI Paper Co., Ltd.................................       100,562
    15,000 Oki Electric Industry Co., Ltd.....................        42,973
     5,000 Okumura Corp. (c)..................................        16,323
     6,000 Olympus Optical Co., Ltd...........................       124,172
     6,000 Omron Corp.........................................       101,187
     4,000 Onward Kashiyama Co., Ltd..........................        32,313

                See accompanying notes to financial statements.

                                    MSF-240

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
       SHARES                                                (NOTE 1)
       -----------------------------------------------------------------

               JAPAN--(CONTINUED)
           900 Oracle Corp. Japan (c)..................... $      32,380
         1,500 Oriental Land Co., Ltd. (c)................        65,709
         2,300 ORIX Corp..................................       127,187
        58,000 Osaka Gas Co., Ltd.........................       143,460
         4,400 Pioneer Corp...............................        98,938
         2,550 Promise Co., Ltd...........................        95,353
         3,200 Q.P. Corp..................................        25,264
       131,000 Resona Holdings, Inc. (c)..................        90,552
        18,000 Ricoh Co., Ltd.............................       294,116
         3,100 Rohm Co., Ltd..............................       337,947
         3,000 Sanden Corp................................        14,266
        10,400 Sankyo Co., Ltd............................       124,202
         1,400 Sankyo Co., Ltd. (Gunma)...................        34,920
        43,000 Sanyo Electric Co., Ltd. (c)...............       147,183
         7,000 Sapporo Breweries, Ltd. (c)................        17,256
         5,500 Secom Co., Ltd.............................       161,233
         3,300 Sega Corp. (b).............................        23,443
         4,000 Seino Transportation Co., Ltd. (c).........        22,886
        12,000 Sekisui Chemical Co., Ltd..................        40,575
        14,000 Sekisui House, Ltd.........................       106,100
        12,000 Seven-Eleven Japan Co., Ltd................       298,813
        26,000 Sharp Corp.................................       333,675
         1,400 Shimachu Co., Ltd..........................        22,036
           600 Shimamura Co., Ltd. (c)....................        33,129
         2,300 Shimano, Inc. (c)..........................        36,164
        15,000 Shimizu Corp...............................        41,599
        10,400 Shin-Etsu Chemical Co., Ltd................       355,111
         9,000 Shionogi & Co., Ltd........................       121,949
        10,000 Shiseido Co., Ltd..........................        97,189
        28,000 Showa Denko K.K. (c).......................        48,736
         3,800 Showa Shell Sekiyu K.K. (c)................        27,280
         2,400 Skylark Co., Ltd. (c)......................        28,482
         1,600 SMC Corp...................................       134,716
         5,900 Softbank Corp. (c).........................       111,784
        21,000 Sompo Japan Insurance, Inc.................       114,553
        25,400 Sony Corp..................................       714,986
         4,000 Stanley Electric Co., Ltd..................        56,998
         4,000 Sumitomo Bakelite Co., Ltd. (c)............        16,690
        34,000 Sumitomo Chemical Co., Ltd.................       106,750
        20,000 Sumitomo Corp. (c).........................        92,276
        17,000 Sumitomo Electric Industries, Ltd..........       124,164
        15,000 Sumitomo Heavy Industries, Ltd. (c)........        22,236
        90,000 Sumitomo Metal Industries, Ltd. (b) (c)....        62,211
        15,000 Sumitomo Metal Mining Co., Ltd. (c)........        57,464
           109 Sumitomo Mitsui Financial Group, Inc. (c)..       237,835
        11,000 Sumitomo Osaka Cement Co., Ltd.............        21,620
         9,000 Sumitomo Realty & Development Co., Ltd. (c)        40,025
         1,100 Suzuken Co., Ltd...........................        26,109
        22,000 Taiheiyo Cement Corp. (c)..................        37,743
        22,000 Taisei Corp. (c)...........................        43,240
         5,000 Taisho Pharmaceutical Co., Ltd.............        72,205
         3,000 Taiyo Yuden Co., Ltd.......................        29,232
         5,000 Takara Holdings, Inc. (c)..................        26,983
         8,000 Takashimaya Co., Ltd. (c)..................        39,775
        24,500 Takeda Chemical Industries, Ltd............       903,893
         1,920 Takefuji Corp. (c).........................        99,618

                                                           VALUE
          SHARES                                          (NOTE 1)
          -----------------------------------------------------------

                 JAPAN--(CONTINUED)
           3,300 TDK Corp.............................. $     162,973
          23,000 Teijin, Ltd...........................        57,464
           6,000 Teikoku Oil Co., Ltd. (c).............        19,588
           4,900 Terumo Corp...........................        81,412
           9,000 The 77 Bank, Ltd. (c).................        40,849
          16,000 The Bank of Fukuoka, Ltd. (c).........        61,428
          28,000 The Bank of Yokohama, Ltd. (c)........        91,410
          18,000 The Chiba Bank, Ltd...................        63,860
          10,000 The Gunma Bank, Ltd. (c)..............        45,472
          23,000 The Hokuriku Bank, Ltd. (b) (c).......        35,245
          20,000 The Joyo Bank, Ltd. (c)...............        55,798
          19,500 The Kansai Electric Power Co., Inc....       307,583
          17,000 The Shizuoka Bank, Ltd................       113,970
          28,000 The Sumitomo Trust & Banking Co., Ltd.        96,773
           6,000 The Suruga Bank, Ltd..................        34,528
          33,300 The Tokyo Electric Power, Ltd.........       636,465
           2,800 THK Co., Ltd. (c).....................        37,683
           1,000 TIS, Inc. (c).........................        19,155
          21,000 Tobu Railway Co., Ltd. (c)............        59,638
           9,000 Toda Corp.............................        19,338
           3,800 Toho Co., Ltd.........................        33,356
          12,400 Tohoku Electric Power Co., Inc........       183,405
           2,000 Tokyo Broadcasting System, Inc........        24,368
           4,300 Tokyo Electron, Ltd...................       203,764
          73,000 Tokyo Gas Co., Ltd. (c)...............       209,744
           2,000 Tokyo Style Co., Ltd..................        16,306
          28,000 Tokyu Corp. (c).......................        90,244
           9,000 TonenGeneral Sekiyu K.K. (c)..........        63,260
          16,000 Toppan Printing Co., Ltd..............       114,595
          35,000 Toray Industries, Inc.................        81,324
          79,000 Toshiba Corp..........................       271,722
          13,000 Tosoh Corp............................        29,015
           7,000 Tostem Inax Holding Corp..............       100,854
           9,000 Toto, Ltd. (c)........................        53,442
           4,000 Toyo Seikan Kaisha, Ltd...............        37,410
           2,000 Toyo Suisan Kaisha, Ltd...............        20,304
          16,000 Toyobo Co., Ltd. (c)..................        27,849
           1,400 Toyoda Gosei Co., Ltd. (c)............        27,574
           4,500 Toyota Industries Corp. (c)...........        73,229
          78,500 Toyota Motor Corp.....................     2,033,188
           2,000 Trend Micro, Inc......................        31,064
          21,000 Ube Industries, Ltd...................        30,956
             102 UFJ Holdings, Inc. (c)................       149,507
           1,200 Uni-Charm Corp........................        51,868
           4,000 UNY Co., Ltd..........................        34,445
           3,000 Ushio, Inc............................        34,728
             560 USS Co., Ltd..........................        28,356
           3,000 Wacoal Corp...........................        23,360
              32 West Japan Railway Co.................       121,258
           1,100 World Co., Ltd........................        20,841
           3,000 Yakult Honsha Co., Ltd................        40,225
           2,200 Yamada Denki Co., Ltd. (c)............        48,553
           4,500 Yamaha Corp...........................        61,686
           3,000 Yamaha Motor Co., Ltd. (c)............        25,309
           8,900 Yamanouchi Pharmaceutical Co., Ltd....       231,997
          12,000 Yamato Transport Co., Ltd. (c)........       132,817

                See accompanying notes to financial statements.

                                    MSF-241

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                            VALUE
         SHARES                                            (NOTE 1)
         ----------------------------------------------------------------

                JAPAN--(CONTINUED)
          4,000 Yamazaki Baking Co., Ltd. (c)........... $      25,484
          6,000 Yokogawa Electric Corp..................        46,321
                                                         -------------
                                                            34,377,020
                                                         -------------

                NETHERLANDS--5.1%
         43,839 ABN AMRO Holdings NV....................       838,203
         39,211 Aegon NV................................       392,644
          7,883 Akzo Nobel NV...........................       208,930
         13,284 ASML Holding NV (b).....................       126,156
          1,268 Corio NV................................        40,800
          2,342 DSM NV..................................        98,756
          2,656 Euronext NV.............................        65,850
          5,684 Heineken NV.............................       201,691
            878 IHC Caland NV...........................        44,827
         49,118 ING Groep NV............................       853,402
         18,900 Koninklijke Ahold NV....................       156,919
          4,327 Koninklijke Numico NV (c)...............        66,583
         38,165 Koninklijke Philips Electronics NV......       725,771
          2,650 Koninklijke Vendex KBB NV...............        30,675
          2,722 OCE NV..................................        28,101
          3,757 Qiagen NV (c)...........................        31,710
         18,200 Reed Elsevier NV (c)....................       214,643
          1,300 Rodamco Europe NV.......................        68,029
         60,878 Royal Dutch Petroleum Co................     2,825,731
         50,566 Royal KPN NV............................       358,276
          9,749 TPG NV..................................       169,272
         16,575 Unilever NV.............................       889,264
          3,128 Vedior NV...............................        28,341
          6,466 VNU NV..................................       199,219
            571 Wereldhave NV...........................        35,900
          7,863 Wolters Kluwer NV.......................        94,809
                                                         -------------
                                                             8,794,502
                                                         -------------

                NEW ZEALAND--0.2%
          7,800 Auckland International Airport, Ltd. (c)        27,993
         26,400 Carter Holt Harvey, Ltd.................        27,666
          9,100 Contact Energy, Ltd. (c)................        26,904
         12,200 Fletcher Building, Ltd. (c).............        26,213
         43,200 Fletcher Challenge Forests, Ltd. (c)....        29,085
          9,900 Independent Newspapers, Ltd. (c)........        24,807
          6,135 Sky City Entertainment Group, Ltd.......        33,870
         54,743 Telecom Corp. of New Zealand, Ltd. (c)..       167,938
          9,600 Warehouse Group, Ltd. (c)...............        29,113
                                                         -------------
                                                               393,589
                                                         -------------

                NORWAY--0.4%
         12,600 DnB Holding ASA (c).....................        62,141
          1,700 Frontline, Ltd..........................        24,257
          1,650 Gjensidige NOR ASA......................        57,717
          4,100 Norsk Hydro ASA.........................       201,638
          3,100 Norske Skogsindustrier ASA..............        46,381
          5,950 Orkla ASA...............................       103,035
          1,900 Schibsted ASA...........................        26,322
         12,700 Statoil ASA (c).........................       108,203
          5,600 Storebrand ASA..........................        22,498

                                                                 VALUE
    SHARES                                                      (NOTE 1)
    --------------------------------------------------------------------------

            NORWAY--(CONTINUED)
     14,800 Telenor ASA...................................... $      61,510
      5,200 Tomra Systems ASA................................        22,332
                                                              -------------
                                                                    736,034
                                                              -------------

            PORTUGAL--0.3%
     11,020 Banco BPI S.A....................................        31,131
     56,677 Banco Comercial Portugues S.A....................        99,580
      3,037 Banco Espirito Santo S.A.........................        44,989
      7,830 Brisa-Auto Estradas de Portugal S.A..............        44,059
      6,370 CIMPOR Cimentos de Portugal S.A..................        24,213
     52,199 Electricidade de Portugal S.A....................       111,493
     27,280 Portugal Telecom SGPS S.A........................       195,480
      1,352 PT Multimedia Servicios de Telecomunicacoes e
             Multimedia SGPS S.A.............................        23,677
     51,118 Sonae SGPS S.A...................................        28,764
                                                              -------------
                                                                    603,386
                                                              -------------

            SINGAPORE--0.8%
     39,000 Capitaland, Ltd..................................        27,462
     50,000 Chartered Semiconductor Manufacturing, Ltd. (c)..        25,837
     13,000 City Developments, Ltd. (c)......................        32,777
      8,000 Cycle & Carriage, Ltd............................        22,442
     31,978 DBS Group Holdings, Inc..........................       187,038
      6,000 Fraser & Neave, Ltd..............................        29,301
     16,000 Keppel Corp., Ltd................................        44,520
     30,000 Neptune Orient Lines, Ltd. (b)...................        25,213
     28,440 Overseas-Chinese Banking Corp....................       161,499
     37,000 SembCorp Industries, Ltd.........................        26,894
     22,000 SembCorp Logistics, Ltd..........................        23,487
     44,000 SembCorp Marine, Ltd.............................        24,486
     16,000 Singapore Airlines, Ltd..........................        94,492
     11,000 Singapore Press Holdings, Ltd....................       114,310
     38,000 Singapore Technologies Engineering, Ltd..........        37,547
    181,000 Singapore Telecommunications, Ltd................       155,201
     31,000 ST Assembly Test Services, Ltd. (c)..............        30,102
     34,392 United Overseas Bank, Ltd........................       242,170
          1 United Overseas Land, Ltd........................             1
      6,000 Venture Corp., Ltd...............................        54,855
                                                              -------------
                                                                  1,359,634
                                                              -------------

            SPAIN--3.7%
      4,010 Abertis Infraestructuras S.A. (c)................        56,041
        824 Acciona S.A. (c).................................        39,269
      1,431 Acerinox S.A.....................................        54,689
      1,115 Actividades de Construccion y Servicios, S.A. (c)        47,567
      8,416 Altadis S.A. (c).................................       215,712
      6,812 Amadeus Global Travel Distribution (c)...........        39,034
     88,043 Banco Bilbao Vizcaya Argentaria S.A..............       925,103
      4,408 Banco Popular Espanol S.A. (c)...................       222,725
    124,452 Banco Santander Central Hispano S.A..............     1,090,437
      2,369 Corporacion Mapfre S.A...........................        25,300
     26,098 Endesa S.A. (c)..................................       436,957
      1,515 Fomento de Construcciones & Contratas S.A. (c)...        42,328
      5,843 Gas Natural SDG S.A. (c).........................       117,422
      3,497 Grupo Dragados S.A...............................        70,397

                See accompanying notes to financial statements.

                                    MSF-242

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
       ------------------------------------------------------------------

               SPAIN--(CONTINUED)
         1,830 Grupo Ferrovial S.A......................... $      49,700
        22,223 Iberdrola S.A. (c)..........................       384,838
        13,435 Iberia Lineas Aereas de Espana S.A. (c).....        26,073
         6,327 Inditex S.A.................................       159,117
         3,646 Indra Sistemas S.A..........................        37,054
         2,773 NH Hoteles S.A..............................        29,169
         3,016 Promotora de Informaciones S.A..............        27,396
        26,553 Repsol YPF S.A. (c).........................       430,549
         2,693 Sacyr Vallehermoso S.A......................        29,874
         1,977 Sociedad General de Aguas de Barcelona S.A..        27,016
         5,240 Telefonica Publicidad e Informacion S.A. (c)        25,333
       139,318 Telefonica S.A. (b).........................     1,617,456
        11,464 Terra Networks S.A..........................        69,378
         5,743 Union Fenosa S.A. (c).......................        97,276
         4,366 Zeltia S.A. (c).............................        29,480
                                                            -------------
                                                                6,422,690
                                                            -------------

               SWEDEN--2.1%
         2,500 Alfa Laval AB...............................        23,892
         8,700 Assa Abloy AB (b)...........................        84,229
         3,200 Atlas Copco AB..............................        80,950
         2,000 Atlas Copco AB (Series B)...................        46,971
         2,400 Drott AB (c)................................        30,281
         8,600 Electrolux AB...............................       169,745
         4,900 Eniro AB....................................        41,930
         4,600 Gambro AB (Class A) (c).....................        30,456
         4,300 Gambro AB (Class B) (c).....................        28,470
         1,200 Getinge AB..................................        31,855
        13,750 Hennes & Mauritz AB.........................       316,055
         1,300 Hoganas AB..................................        26,471
         1,400 Holmen AB (c)...............................        38,214
           600 Nobel Biocare Holding AG....................        39,725
        69,762 Nordea AB...................................       336,394
         3,700 OM AB (c)...................................        26,346
         6,350 Sandvik AB (c)..............................       166,188
         1,200 Sapa AB (c).................................        24,135
         5,100 SAS AB......................................        28,033
         8,600 Securitas AB................................        88,096
        22,000 Skandia Forsaekrings AB.....................        58,539
        14,500 Skandinavska Enskilda Banken AB (c).........       147,627
        11,300 Skanska AB..................................        64,511
           900 SKF AB......................................        25,971
         2,400 SKF AB (Series B) (c).......................        69,257
         1,800 SSAB Svenskt Stal AB (Series A).............        24,060
         5,500 Svenska Cellulosa AB (c)....................       187,915
        16,000 Svenska Handelsbanken.......................       261,838
         1,500 Svenska Handelsbanken (Series B)............        23,610
        10,700 Swedish Match AB............................        80,869
         2,750 Tele2 AB (b) (c)............................       102,202
       422,000 Telefonaktiebolaget LM Ericsson.............       453,370
        47,464 TeliaSonera AB (b) (c)......................       196,854
         2,500 Trelleborg AB (Class B) (c).................        26,702
         2,800 Volvo AB....................................        58,764
         6,600 Volvo AB (Series B).........................       145,110
                                                            -------------
                                                                3,585,635
                                                            -------------

                                                                VALUE
     SHARES                                                    (NOTE 1)
     ---------------------------------------------------------------------

             SWITZERLAND--7.3%
      29,579 ABB, Ltd....................................... $      97,174
       3,783 Adecco S.A.....................................       155,839
         292 Centerpulse AG.................................        78,575
       1,910 Ciba Specialty Chemicals AG....................       115,625
      15,138 Cie Financiere Richemont AG....................       244,747
       4,005 Clariant AG....................................        36,663
      34,506 Credit Suisse Group............................       908,153
         103 Geberit AG.....................................        31,709
         215 Givaudan AG (b) (c)............................        90,473
       4,000 Holcim, Ltd. (c)...............................       147,798
       1,280 Kudelski S.A. (c)..............................        23,199
         100 Kuoni Reisen Holdings..........................        25,691
       1,250 Logitech International S.A.....................        46,879
       1,244 Lonza Group AG.................................        56,940
      11,701 Nestle S.A.....................................     2,414,403
      69,613 Novartis AG....................................     2,754,610
      20,374 Roche Holdings AG..............................     1,598,123
         928 Roche Holdings AG Genusschein (c)..............       114,069
         160 Schindler Holding AG (PFD).....................        25,750
         203 Serono S.A. (c)................................       119,293
         125 SGS Societe Generale Surveillance Holdings S.A.        48,817
         180 Sulzer AG......................................        25,149
       1,590 Swatch Group AG (c)............................        28,935
         972 Swatch Group AG (Class B)......................        88,083
       9,339 Swiss Reinsurance Co...........................       517,435
         768 Swisscom AG....................................       218,286
       3,101 Syngenta AG....................................       155,445
      34,570 UBS AG.........................................     1,923,037
         286 Unaxis Holding AG..............................        23,278
       4,176 Zurich Financial Services AG...................       497,895
                                                             -------------
                                                                12,612,073
                                                             -------------

             UNITED KINGDOM--26.4%
      17,710 3i Group, Plc..................................       165,116
      32,030 Aegis Group, Plc...............................        41,887
       6,999 Alliance Unichem, Plc..........................        57,198
       8,670 AMEC, Plc......................................        37,198
      20,359 Amersham, Plc..................................       152,775
      19,583 Amvescap, Plc..................................       135,076
      29,632 ARM Holdings, Plc. (b).........................        32,761
       9,515 Associated British Ports Holdings, Plc.........        62,334
      50,172 AstraZeneca, Plc...............................     2,011,828
      65,444 Aviva, Plc.....................................       454,378
      30,904 BAA, Plc.......................................       250,136
      88,740 BAE Systems, Plc...............................       208,669
      12,048 Balfour Beatty, Plc............................        38,370
     189,974 Barclays, Plc..................................     1,410,684
       6,890 Barratt Developments, Plc......................        49,116
      13,378 BBA Group, Plc.................................        45,917
       3,520 Berkeley Group, Plc............................        43,600
     102,355 BG Group, Plc..................................       453,499
      71,574 BHP Billiton, Plc..............................       376,764
      14,425 BOC Group, Plc.................................       185,071
      23,961 Boots Group, Plc...............................       256,412
     648,203 BP, Plc........................................     4,495,126

                See accompanying notes to financial statements.

                                    MSF-243

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                          VALUE
           SHARES                                        (NOTE 1)
           ------------------------------------------------------------

                   UNITED KINGDOM--(CONTINUED)
            14,212 BPB, Plc........................... $      71,997
            20,988 Brambles Industries, Plc...........        56,799
            15,700 British Airways, Plc...............        39,250
            47,462 British America Tobacco, Plc.......       538,446
            14,362 British Land Co., Plc..............       113,935
            36,515 British Sky Broadcasting, Plc......       404,613
           251,448 BT Group, Plc......................       845,413
            13,541 Bunzl, Plc.........................        94,909
            69,109 Cable & Wireless, Plc..............       128,865
            59,654 Cadbury Schweppes, Plc.............       352,408
            13,536 Canary Wharf Group, Plc............        57,181
            19,285 Capita Group, Plc..................        71,920
            18,512 Carlton Communications, Plc........        46,280
             4,830 Carnival, Plc......................       146,732
             9,502 Cattles, Plc.......................        50,881
             7,990 Celltech Group, Plc................        45,223
           123,317 Centrica, Plc......................       357,636
            24,041 Chubb, Plc.........................        29,952
             4,169 Close Brothers Group, Plc..........        45,061
             2,797 Cobham, Plc........................        53,328
            64,617 Compass Group, Plc.................       348,406
             8,848 Daily Mail & General Trust.........        83,223
            91,106 Diageo, Plc........................       972,690
            56,441 Dixons Group, Plc..................       122,940
            12,621 Electrocomponents, Plc.............        67,582
             7,430 EMAP, Plc..........................       104,889
            22,869 EMI Group, Plc.....................        46,039
             4,924 Enterprise Inns, Plc...............        65,978
             8,639 Exel, Plc..........................        88,670
            12,002 FirstGroup, Plc....................        53,474
            17,314 FKI, Plc...........................        22,785
            47,438 Friends Provident, Plc.............        88,847
            10,889 George Wimpey, Plc.................        53,007
            21,258 GKN, Plc...........................        78,050
           174,550 GlaxoSmithKline, Plc...............     3,522,649
            80,276 Granada, Plc.......................       120,545
             6,369 Great Portland Estates, Plc........        24,383
            29,202 Great University Stores, Plc.......       327,194
             8,002 Hammerson, Plc.....................        65,428
            21,372 Hanson, Plc........................       119,114
            47,799 Hays, Plc..........................        75,720
           109,801 HBOS, Plc..........................     1,421,420
            45,821 Hilton Group, Plc..................       139,125
           311,712 HSBC Holdings, Plc.................     3,682,897
            10,213 IMI, Plc...........................        50,559
            34,544 Imperial Chemical Industries, Plc..        69,971
            21,146 Imperial Tobacco Group, Plc........       377,902
            21,297 InterContinental Hotels Group, Plc.       151,116
            32,492 International Power, Plc...........        69,299
           101,491 Invensys, Plc......................        34,332
            42,134 J. Sainsbury, Plc..................       176,599
             6,360 Johnson Matthey, Plc...............        92,670
            11,396 Kelda Group, Plc...................        80,392
            24,082 Kidde, Plc.........................        33,778
            75,760 Kingfisher, Plc....................       346,605
            13,501 Land Securities Group, Plc.........       174,108

                                                                 VALUE
      SHARES                                                    (NOTE 1)
     ------------------------------------------------------------------------

               UNITED KINGDOM--(CONTINUED)
       188,560 Legal & General Group, Plc.................... $     261,368
         7,252 Liberty International, Plc....................        74,135
       161,359 Lloyds TSB Group, Plc.........................     1,145,611
        21,720 LogicaCMG, Plc................................        51,343
         8,020 Man Group, Plc................................       158,281
        66,144 Marks & Spencer Group, Plc....................       344,633
        17,458 MFI Furniture Group, Plc......................        48,254
        16,443 Misys, Plc....................................        69,733
        21,297 Mitchells & Butler, Plc.......................        82,147
        89,740 National Grid Transco, Plc....................       608,627
         8,649 Next, Plc.....................................       146,503
        12,484 Novar, Plc....................................        25,236
        23,247 Pearson, Plc..................................       217,123
         7,714 Persimmon, Plc................................        60,718
        29,236 Pilkington, Plc...............................        31,961
         7,372 Provident Financial, Plc......................        77,551
        58,047 Prudential, Plc...............................       351,535
        17,211 Rank Group, Plc...............................        70,718
        17,389 Reckitt Benckiser, Plc........................       319,082
        36,566 Reed Elsevier, Plc............................       304,261
        53,967 Rentokil Initial, Plc.........................       168,534
        44,188 Reuters Group, Plc............................       128,151
        13,269 Rexam, Plc....................................        83,423
        30,899 Rio Tinto, Plc................................       581,263
         7,689 RMC Group, Plc................................        58,587
        42,203 Rolls-Royce Group, Plc........................        89,315
        41,757 Royal & Sun Alliance Insurance Group, Plc.....        95,606
        79,922 Royal Bank of Scotland Group, Plc.............     2,242,014
        23,171 SABMiller, Plc................................       155,141
        30,637 Safeway, Plc..................................       130,181
        35,140 Sage Group, Ltd...............................        93,938
         3,601 Schroders, Plc................................        37,421
        22,295 Scot & Newcastle, Plc.........................       134,836
        24,928 Scottish & Southern Energy, Plc...............       256,682
        53,774 Scottish Power, Plc...........................       322,996
        18,133 Securicor, Plc................................        22,292
        12,611 Serco Group, Plc..............................        33,342
         9,974 Severn Trent, Plc.............................       112,577
       280,574 Shell Transportation & Trading Co., Plc.......     1,851,955
        49,701 Signet Group, Plc.............................        74,018
        12,067 Slough Estates, Plc...........................        68,050
        26,935 Smith & Nephew, Plc...........................       154,786
        16,223 Smiths Group, Plc.............................       188,196
         6,636 SSL International, Plc........................        32,085
        30,645 Stagecoach Holdings, Plc......................        31,353
        11,883 Tate & Lyle, Plc..............................        67,160
        16,029 Taylor Woodrow, Plc...........................        53,165
       209,285 Tesco, Plc....................................       757,183
         5,762 The Davis Service Group, Plc..................        36,036
        19,785 The Peninsular & Oriental Steam Navigation Co.        76,723
        11,100 TI Automotive, Ltd. (b).......................             0
        22,412 Tomkins Plc...................................        83,952
        80,208 Unilever, NV..................................       638,613
         9,726 United Business Media, Plc....................        48,629
        16,126 United Utilities, Plc.........................       156,735
     1,977,048 Vodafone Group, Plc...........................     3,865,971

                See accompanying notes to financial statements.

                                    MSF-244

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               BONDS & NOTES--0.0%


                                                        VALUE
              SHARES                                   (NOTE 1)
              -------------------------------------------------------

                     UNITED KINGDOM--(CONTINUED)
               8,580 Whitbread, Plc................. $      95,993
               9,786 William Hill, Plc..............        46,104
              16,760 Wolseley, Plc..................       185,368
              33,560 WPP Group, Plc.................       263,050
                                                     -------------
                                                        45,837,374
                                                     -------------

                     UNITED STATES--2.5%
              38,700 iShares MSCI EAFE Index Fund...     4,191,597
                 127 Synthes-Stratec, Inc...........        91,227
                                                     -------------
                                                         4,282,824
                                                     -------------
                     Total Common Stocks
                      (Identified Cost $200,961,350)   172,608,229
                                                     -------------

             FACE                                         VALUE
            AMOUNT                                       (NOTE 1)
            -------------------------------------------------------

                   UNITED KINGDOM--0.0%
             $285  BAE Systems, Plc. 7.450%, 11/29/03. $        475
                                                       ------------
                   Total Bonds & Notes
                    (Identified Cost $183)............          475
                                                       ------------
                   Total Investments--99.5%
                    (Identified Cost $200,961,533) (a)  172,608,704
                   Other assets less liabilities......      904,298
                                                       ------------
                   TOTAL NET ASSETS--100%............. $173,513,002
                                                       ============

                 TEN LARGEST INDUSTRIES AS OF  PERCENTAGE OF
                 JUNE 30, 2003                TOTAL NET ASSETS
                 ---------------------------- ----------------
                   1    Banks................      17.2%
                   2    Telecommunications...       9.5%
                   3    Gas & Oil............       8.7%
                   4    Drugs & Health Care..       8.6%
                   5    Food & Beverages.....       6.5%
                   6    Insurance............       4.2%
                   7    Electric Utilities...       3.6%
                   8    Automobiles..........       3.3%
                   9    Retail...............       2.5%
                  10    Media................       2.5%

                See accompanying notes to financial statements.

                                    MSF-245

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................             $172,608,704
       Foreign cash at value
        (Identified cost $255,598)..............                  253,945
       Collateral for securities loaned.........               14,560,583
       Receivable for:
        Securities sold.........................                  545,634
        Fund shares sold........................                  285,353
        Dividends and interest..................                  292,010
        Foreign taxes...........................                  197,350
                                                             ------------
         Total Assets...........................              188,743,579
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   298,321
        Withholding taxes.......................      23,516
        Due to custodian bank...................     150,018
        Return of collateral for securities
         loaned.................................  14,560,583
       Accrued expenses:
        Management fees.........................      57,276
        Service and distribution fees...........       5,774
        Other expenses..........................     135,089
                                                 -----------
         Total Liabilities......................               15,230,577
                                                             ------------
     NET ASSETS.................................             $173,513,002
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $210,800,006
        Undistributed net investment income.....                1,062,407
        Accumulated net realized gains
         (losses)...............................              (10,015,950)
        Unrealized appreciation (depreciation)
         on investments.........................              (28,333,461)
                                                             ------------
     NET ASSETS.................................             $173,513,002
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($135,319,631 divided by
      17,392,715 shares outstanding)............             $       7.78
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($14,913,927 divided by
      1,938,503 shares outstanding).............             $       7.69
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($23,279,444 divided by
      2,999,145 shares outstanding).............             $       7.76
                                                             ============
     Identified cost of investments.............             $200,961,533
                                                             ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................              $ 2,595,137 (a)
      Interest................................                  102,047 (b)
                                                            -----------
                                                              2,697,184
    EXPENSES
      Management fees......................... $   216,245
      Service and distribution fees--Class B..      14,426
      Service and distribution fees--Class E..      11,238
      Directors' fees and expenses............      11,321
      Custodian...............................     282,041
      Audit and tax services..................      11,150
      Legal...................................       5,036
      Printing................................      21,263
      Insurance...............................       1,891
      Miscellaneous...........................       1,087
                                               -----------
      Total expenses before reimbursement.....     575,698
      Expense reimbursement...................      (9,419)     566,279
                                               -----------  -----------
    NET INVESTMENT INCOME.....................                2,130,905
                                                            -----------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (1,578,115)
      Foreign currency transactions--net......     (97,430)  (1,675,545)
                                               -----------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  11,944,054
      Foreign currency transactions--net......      23,450   11,967,504
                                               -----------  -----------
    Net gain (loss)...........................               10,291,959
                                                            -----------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $12,422,864
                                                            ===========

(a)Net of foreign taxes of $330,360.
(b)Includes income on securities loaned of $44,524.

                See accompanying notes to financial statements.

                                    MSF-246

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  2,130,905  $  1,718,061
  Net realized gain (loss)..........................................   (1,675,545)   (5,369,819)
  Unrealized appreciation (depreciation)............................   11,967,504   (17,762,916)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   12,422,864   (21,414,674)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (2,203,571)     (581,981)
    Class B.........................................................     (202,973)      (22,211)
    Class E.........................................................     (288,823)       (6,509)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,695,367)     (610,701)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   31,968,350    36,907,770
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   41,695,847    14,882,395

NET ASSETS
  Beginning of the period...........................................  131,817,155   116,934,760
                                                                     ------------  ------------
  End of the period................................................. $173,513,002  $131,817,155
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,062,407  $  1,626,869
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2003           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,902,210  $ 21,077,722   7,564,887  $ 60,470,238
  Shares issued through acquisition...........................  1,286,848    11,759,318           0             0
  Reinvestments...............................................    315,698     2,203,571      65,761       581,981
  Redemptions................................................. (2,575,814)  (19,116,972) (5,056,202)  (41,244,905)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,928,942  $ 15,923,639   2,574,446  $ 19,807,314
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,435,290  $ 10,152,749   1,424,259  $ 10,907,170
  Reinvestments...............................................     29,374       202,973       2,533        22,211
  Redemptions.................................................   (870,962)   (6,140,178)   (555,063)   (4,184,895)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    593,702  $  4,215,544     871,729  $  6,744,486
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  1,806,029  $ 13,032,624   1,529,613  $ 11,752,571
  Reinvestments...............................................     41,438       288,823         736         6,509
  Redemptions.................................................   (205,875)   (1,492,280)   (179,763)   (1,403,110)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,641,592  $ 11,829,167   1,350,586  $ 10,355,970
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  4,164,236  $ 31,968,350   4,796,761  $ 36,907,770
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-247

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                      CLASS A
                                                                      ----------------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED             YEAR ENDED DECEMBER 31,
                                                                        JUNE 30,    -------------------------------------
                                                                          2003        2002      2001      2000      1999
                                                                      ----------    --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................  $   7.26     $   8.75  $  11.22  $  13.34  $ 10.80
                                                                       --------     --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................      0.10         0.10      0.09      0.07     0.10
  Net realized and unrealized gain (loss) on investments.............      0.56        (1.55)    (2.52)    (2.00)    2.58
                                                                       --------     --------  --------  --------  -------
  Total from investment operations...................................      0.66        (1.45)    (2.43)    (1.93)    2.68
                                                                       --------     --------  --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................     (0.14)       (0.04)    (0.03)    (0.11)   (0.06)
  Distributions from net realized capital gains......................      0.00         0.00     (0.01)    (0.08)   (0.08)
                                                                       --------     --------  --------  --------  -------
  Total distributions................................................     (0.14)       (0.04)    (0.04)    (0.19)   (0.14)
                                                                       --------     --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD.......................................  $   7.78     $   7.26  $   8.75  $  11.22  $ 13.34
                                                                       ========     ========  ========  ========  =======
TOTAL RETURN (%).....................................................       9.3 (b)    (16.6)    (21.7)    (14.5)    24.9
Ratio of operating expenses to average net assets (%)................      0.75 (c)     0.73      0.70      0.58     0.50
Ratio of net investment income to average net assets (%).............      2.97 (c)     1.43      1.00      0.76     1.25
Portfolio turnover rate (%)..........................................        38 (c)       23         9        10       44
Net assets, end of period (000)......................................  $135,320     $112,325  $112,775  $100,950  $82,355
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%).....      0.76 (c)     0.79      0.82      0.78     1.77

                                                                      ----------------
                                                                      NOVEMBER 9, 1998(A)
                                                                            THROUGH
                                                                         DECEMBER 31,
                                                                             1998
                                                                      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................       $ 10.00
                                                                            -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................          0.01
  Net realized and unrealized gain (loss) on investments.............          0.80
                                                                            -------
  Total from investment operations...................................          0.81
                                                                            -------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................         (0.01)
  Distributions from net realized capital gains......................          0.00
                                                                            -------
  Total distributions................................................         (0.01)
                                                                            -------
NET ASSET VALUE, END OF PERIOD.......................................       $ 10.80
                                                                            =======
TOTAL RETURN (%).....................................................           8.1 (b)
Ratio of operating expenses to average net assets (%)................          0.49 (c)
Ratio of net investment income to average net assets (%).............          0.71 (c)
Portfolio turnover rate (%)..........................................            13 (c)
Net assets, end of period (000)......................................       $25,453
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%).....          1.41 (c)

                                                                   CLASS B                                    CLASS E
                                                 ----------------------------------------     -------------------------
                                                 SIX MONTHS                JANUARY 2, 2001(A) SIX MONTHS
                                                   ENDED       YEAR ENDED       THROUGH         ENDED       YEAR ENDED
                                                  JUNE 30,    DECEMBER 31,    DECEMBER 31,     JUNE 30,    DECEMBER 31,
                                                    2003          2002            2001           2003          2002
                                                 ----------   ------------ ------------------ ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  7.18        $ 8.66          $11.12        $  7.25        $ 8.74
                                                  -------        ------          ------        -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.09          0.06            0.04           0.10          0.06
  Net realized and unrealized gain (loss) on
   investments..................................     0.54         (1.50)          (2.46)          0.54         (1.51)
                                                  -------        ------          ------        -------        ------
  Total from investment operations..............     0.63         (1.44)          (2.42)          0.64         (1.45)
                                                  -------        ------          ------        -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income......    (0.12)        (0.04)          (0.03)         (0.13)        (0.04)
  Distributions from net realized capital gains.     0.00          0.00           (0.01)          0.00          0.00
                                                  -------        ------          ------        -------        ------
  Total distributions...........................    (0.12)        (0.04)          (0.04)         (0.13)        (0.04)
                                                  -------        ------          ------        -------        ------
NET ASSET VALUE, END OF PERIOD..................  $  7.69        $ 7.18          $ 8.66        $  7.76        $ 7.25
                                                  =======        ======          ======        =======        ======
TOTAL RETURN (%)................................      9.0 (b)     (16.8)          (21.8)(b)        9.1 (b)     (16.7)
Ratio of operating expenses to average net
 assets (%).....................................     1.00 (c)      0.98            0.95 (c)       0.90 (c)      0.88
Ratio of net investment income to average net
 assets (%).....................................     2.79 (c)      1.11            0.46 (c)       2.99 (c)      1.02
Portfolio turnover rate (%).....................       38 (c)        23               9 (c)         38 (c)        23
Net assets, end of period (000).................  $14,914        $9,654          $4,099        $23,279        $9,838
The Ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........     1.01 (c)      1.04            1.07 (c)       0.91 (c)      0.94

                                                 -----------
                                                 MAY 1, 2001(A)
                                                    THROUGH
                                                  DECEMBER 31,
                                                      2001
                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............     $10.43
                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................       0.00
  Net realized and unrealized gain (loss) on
   investments..................................      (1.69)
                                                     ------
  Total from investment operations..............      (1.69)
                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......       0.00
  Distributions from net realized capital gains.       0.00
                                                     ------
  Total distributions...........................       0.00
                                                     ------
NET ASSET VALUE, END OF PERIOD..................     $ 8.74
                                                     ======
TOTAL RETURN (%)................................      (16.2)(b)
Ratio of operating expenses to average net
 assets (%).....................................       0.85 (c)
Ratio of net investment income to average net
 assets (%).....................................       0.00 (c)
Portfolio turnover rate (%).....................          9 (c)
Net assets, end of period (000).................     $   61
The Ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........       0.97 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-248

METROPOLITAN SERIES FUND, INC.

 PUTNAM INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--98.40% OF TOTAL NET ASSETS


                                                                VALUE
       SHARES                                                  (NOTE 1)
      -----------------------------------------------------------------------

                AUSTRALIA--1.9%
        112,918 Amcor, Ltd. (c)............................. $     615,649
         13,042 Australia & New Zealand Bank Group, Ltd. (c)       162,969
        132,346 BHP Billiton, Ltd. (c)......................       767,783
        200,000 Brambles Industries, Ltd. (c)...............       613,705
         31,784 Foster's Group, Ltd. (c)....................        89,847
         10,152 National Australia Bank, Ltd................       228,355
        353,000 Qantas Airways..............................       775,061
         59,475 Rio Tinto, Ltd. (c).........................     1,166,487
         21,400 State Street Corp...........................       439,692
         96,343 Westpac Banking Corp........................     1,051,205
         15,049 Woolworths, Ltd. (c)........................       126,510
                                                             -------------
                                                                 6,037,263
                                                             -------------

                BELGIUM--0.9%
            359 Electrabel S.A..............................        91,632
         70,899 Fortis (c)..................................     1,223,274
         76,230 Interbrew...................................     1,696,677
                                                             -------------
                                                                 3,011,583
                                                             -------------

                CANADA--2.5%
         23,343 Abitibi Consolidated, Inc. (c)..............       148,073
          3,700 Alcan Aluminum, Ltd. (ADR)..................       115,773
          4,400 Bank Nova Scotia Halifax (c)................       195,051
         38,100 Canadian Imperial Bank of Commerce (c)......     1,514,726
         44,191 Canadian National Railway Co. (c)...........     2,121,298
          2,800 Canadian Natural Resources, Ltd.............       111,009
         29,281 Encana Corp. (c)............................     1,116,598
          2,800 Four Seasons Hotels, Inc. (c)...............       120,323
         63,400 National Bank of Canada.....................     1,722,778
          8,500 Sun Life Financial Services, Inc. (b) (c)...       175,423
         30,016 Suncor Energy, Inc. (c).....................       561,022
                                                             -------------
                                                                 7,902,074
                                                             -------------

                CAYMAN ISLAND--1.2%
         39,500 ACE, Ltd....................................     1,354,455
         28,000 XL Capital, Ltd.............................     2,324,000
                                                             -------------
                                                                 3,678,455
                                                             -------------

                CHINA--0.2%
      2,582,000 China Telecom Corp..........................       592,676
                                                             -------------

                DENMARK--1.1%
        172,910 Danske Bank A/S.............................     3,372,339
          4,100 Novo-Nordisk A/S............................       143,745
                                                             -------------
                                                                 3,516,084
                                                             -------------

                FINLAND--2.2%
        420,347 Nokia Oyj...................................     6,933,451
          1,689 Tietoenator Oyj.............................        28,481
                                                             -------------
                                                                 6,961,932
                                                             -------------

                FRANCE--12.3%
         60,328 Accor S.A...................................     2,185,857
            712 Air Liquide S.A. (c)........................       105,730

                                                               VALUE
      SHARES                                                  (NOTE 1)
      ----------------------------------------------------------------------

              FRANCE--(CONTINUED)
       95,709 BNP Paribas S.A. (c)......................... $   4,871,452
       61,129 Bouygues S.A. (b) (c)........................     1,690,340
       24,594 Lafarge S.A. (c).............................     1,442,752
        4,116 Lafarge S.A. (Rights)........................        11,126
       29,031 LVMH Moet Hennessy Louis Vuitton S.A. (b) (c)     1,442,240
      100,000 Lyxor International Asset Management.........     2,829,616
        1,960 Michelin (Class B)...........................        76,653
        6,882 Orange S.A...................................        61,191
       14,179 Peugoet S.A..................................       689,888
       35,614 Sanofi-Synthelabo S.A........................     2,089,216
        2,882 Schneider Electric S.A.......................       135,717
       67,347 Societe Television Francaise 1 S.A...........     2,076,086
       38,485 Society General de France S.A. (c)...........     2,443,559
       91,534 Total S.A....................................    13,855,771
      142,207 Veolia Environnement (c).....................     2,927,968
        2,182 Vinci S.A....................................       147,453
                                                            -------------
                                                               39,082,615
                                                            -------------

              GERMANY--4.2%
      102,170 BASF AG......................................     4,371,784
      110,936 Bayerische Motoren Werke AG (c)..............     4,274,739
      114,388 Deutsche Post AG.............................     1,682,842
        7,600 Deutsche Telekom AG..........................       116,180
        5,800 E.ON AG (c)..................................       298,681
        3,185 Metro AG.....................................       103,129
          247 Porsche AG (PFD).............................       104,837
        7,834 SAP AG (c)...................................       925,436
       30,000 Schering AG (c)..............................     1,469,330
        3,000 Siemens AG (c)...............................       147,416
                                                            -------------
                                                               13,494,374
                                                            -------------

              GREECE--0.0%
        8,783 Hellenic Telecommunications Organization S.A.       103,855
                                                            -------------

              HONG KONG--1.2%
      183,400 Cheung Kong Holdings, Ltd....................     1,100,661
       22,000 China Mobile, Ltd............................        51,910
       31,000 CLP Holdings, Ltd............................       134,763
      334,000 Hong Kong Electric Co., Ltd..................     1,306,335
      109,800 HSBC Holdings, Plc. (c)......................     1,305,944
                                                            -------------
                                                                3,899,613
                                                            -------------

              IRELAND--1.7%
      197,186 Allied Irish Banks, Plc......................     2,968,985
       18,039 Bank of Ireland..............................       218,906
      142,687 CRH, Plc.....................................     2,240,317
                                                            -------------
                                                                5,428,208
                                                            -------------

              ITALY--2.2%
      121,050 ENI-Ente Nazionale Idrocarburi SpA (c).......     1,833,762
      265,900 Mediaset SpA (c).............................     2,254,126
      307,150 Telecom Italia Mobile SpA (c)................     1,515,654
      248,326 Telecom Italia SpA (c).......................     1,362,489
                                                            -------------
                                                                6,966,031
                                                            -------------

                See accompanying notes to financial statements.

                                    MSF-249

METROPOLITAN SERIES FUND, INC.

 PUTNAM INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                          VALUE
           SHARES                                        (NOTE 1)
           ------------------------------------------------------------

                   JAPAN--15.7%
            23,950 Acom Co., Ltd...................... $     867,240
             1,200 Advantest Corp.....................        53,264
            12,100 AEON Co., Ltd. (c).................       277,627
           141,000 Canon, Inc. (c)....................     6,482,082
                84 East Japan Railway Co..............       374,252
            44,000 Fuji Photo Film Co., Ltd...........     1,273,873
             1,000 Funai Electric Co (c)..............       111,802
            58,000 Honda Motor Co., Ltd. (c)..........     2,201,827
                41 Japan Tobacco, Inc.................       222,010
           151,000 Kao Corp. (c)......................     2,815,777
               321 Millea Holdings, Inc...............     2,458,621
               100 Mitsubishi Corp....................           695
            39,300 Mitsui Sumitomo Insurance Co., Ltd.       182,638
            20,300 Nintendo Co., Ltd..................     1,478,612
            28,000 Nissan Motor Co., Ltd..............       268,191
           211,600 Nomura Asset Management............     1,615,402
            16,000 Nomura Holdings, Inc...............       203,446
             3,648 NTT DoCoMo, Inc. (c)...............     7,913,562
           116,000 Olympus Optical Co., Ltd. (c)......     2,405,073
            17,800 ORIX Corp..........................       986,125
            98,000 Ricoh Co., Ltd.....................     1,604,238
             8,100 Rohm Co., Ltd......................       884,644
            50,000 Secom Co., Ltd.....................     1,468,441
             4,000 Seven-Eleven Japan Co., Ltd. (c)...        99,787
            17,700 Shin-Etsu Chemical Co., Ltd........       605,482
             1,600 SMC Corp...........................       134,963
             4,900 Sony Corp. (c).....................       138,184
            23,400 Takeda Chemical Industries, Ltd....       864,895
            11,600 The Kansai Electric Power Co., Inc.       183,308
             9,300 The Tokyo Electric Power, Ltd......       178,078
           621,000 Tokyo Gas Co., Ltd. (c)............     1,787,535
            74,000 Toppan Printing Co., Ltd...........       530,975
           263,600 Toyota Motor Corp. (c).............     6,839,898
                 6 Yahoo Japan Corp. (c)..............        97,618
             3,300 Yamada Denki Co., Ltd..............        72,963
            86,400 Yamanouchi Pharmaceutical Co., Ltd.     2,256,326
                                                       -------------
                                                          49,939,454
                                                       -------------

                   MEXICO--0.1%
           153,140 GF BBVA Bancomer S.A...............       129,406
            53,510 Wal-Mart de Mexico S.A.............       157,772
                                                       -------------
                                                             287,178
                                                       -------------

                   NETHERLANDS--1.6%
            47,765 ABN AMRO Holdings NV...............       914,779
           129,500 ING Groep NV.......................     2,253,725
            69,069 Koninklijke Philips Electronics NV.     1,315,636
            37,700 Reed Elsevier NV (c)...............       445,353
             4,868 TPG NV.............................        84,663
                                                       -------------
                                                           5,014,156
                                                       -------------

                   NEW ZEALAND--0.1%
           105,500 Telecom Corp. of New Zealand, Ltd.. $     324,367
                                                       -------------

                                                          VALUE
               SHARES                                    (NOTE 1)
              ----------------------------------------------------

                        PORTUGAL--0.2%
                115,899 Electricidade de Portugal S.A..    247,962
                 41,294 Portugal Telecom SGPS S.A......    296,390
                                                        ----------
                                                           544,352
                                                        ----------

                        SINGAPORE--1.4%
                132,586 DBS Group Holdings, Inc........    775,599
                181,735 Overseas-Chinese Banking Corp..  1,032,145
                 82,000 Singapore Press Holdings, Ltd..    852,250
                277,000 United Overseas Bank, Ltd......  1,950,760
                                                        ----------
                                                         4,610,754
                                                        ----------

                        SOUTH AFRICA--0.0%
                  7,276 Sappi..........................     87,779
                                                        ----------

                        SOUTH KOREA--0.4%
                  6,510 SK Telecom.....................  1,111,796
                                                        ----------

                        SPAIN--1.3%
                 61,756 Altadis S.A. (c)...............  1,585,498
                  2,110 Banco Popular Espanol S.A. (c).    106,789
                132,164 Iberdrola S.A. (c).............  2,292,487
                 19,253 Telefonica S.A. (b)............    223,894
                                                        ----------
                                                         4,208,668
                                                        ----------

                        SWEDEN--1.5%
                  7,500 Hennes & Mauritz AB............    172,604
                110,877 Investor AB (c)................    811,275
                109,200 Svenska Handelsbanken AB.......  1,789,223
              1,885,550 Telefonaktiebolaget LM Ericsson  2,028,183
                                                        ----------
                                                         4,801,285
                                                        ----------

                        SWITZERLAND--11.7%
                 34,335 Ciba Specialty Chemicals AG....  2,083,065
                 45,048 Cie Financiere Richemont AG....    729,914
                 14,800 Credit Suisse First Boston.....    523,409
                 36,470 Holcim, Ltd. (c)...............  1,350,491
                  3,452 Julius Baer Holding Beare......    847,931
                 45,356 Nestle S.A.....................  9,379,256
                258,982 Novartis AG.................... 10,270,372
                 27,080 Swatch Group AG (c)............    493,875
                 13,031 Swatch Group AG (Class B)......  1,183,453
                 37,842 Swiss Reinsurance Co...........  2,101,245
                  2,674 Swisscom AG....................    761,683
                    255 Syngenta AG....................     12,810
                  1,334 Synthes-Stratec, Inc...........    960,330
                115,864 UBS AG.........................  6,459,272
                                                        ----------
                                                        37,157,106
                                                        ----------

                        UNITED KINGDOM--25.7%
                 71,292 3i Group, Plc..................    665,788
                  5,729 Anglo American Plc.............     87,593
                206,959 AstraZeneca, Plc...............  8,312,609
                 36,237 Barclays, Plc..................    269,533
                 36,609 BG Group, Plc..................    162,472

                See accompanying notes to financial statements.

                                    MSF-250

METROPOLITAN SERIES FUND, INC.

 PUTNAM INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               SHORT TERM INVESTMENTS--1.3%


                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                  UNITED KINGDOM--(CONTINUED)
          581,741 BHP Billiton, Plc....................... $   3,067,377
           56,787 BP, Plc.................................       394,460
          221,485 Brambles Industries, Plc................       600,392
          199,469 British America Tobacco, Plc............     2,266,704
          278,900 Carlton Communications, Plc.............       698,406
          454,780 Diageo, Plc.............................     4,863,539
          364,570 GlaxoSmithKline, Plc....................     7,369,774
          166,033 Great University Stores, Plc............     1,863,421
          322,386 Hilton Group, Plc.......................       980,485
          534,528 HSBC Holdings, Plc......................     6,326,016
          252,700 iFTSE 100 Fund..........................     1,693,725
            7,387 Imperial Tobacco Group, Plc.............       132,234
          101,603 Reckitt Benckiser, Plc..................     1,867,489
          295,350 Reed Elsevier, Plc......................     2,461,669
           80,616 Rio Tinto, Plc..........................     1,519,053
          151,928 Royal Bank of Scotland Group, Plc.......     4,269,072
           66,700 SABMiller, Plc..........................       447,333
           55,038 Samsung Electronics.....................     8,186,903
           23,535 Scottish & Southern Energy, Plc.........       242,742
          167,162 Scottish Power, Plc.....................     1,005,740
        1,008,114 Shell Transportation & Trading Co., Plc.     6,665,250
          404,131 Tesco, Plc..............................     1,464,565
            4,459 UBS AG London Branch....................       313,344
        5,561,467 Vodafone Group, Plc.....................    10,893,175
          365,781 WPP Group, Plc..........................     2,871,849
                                                           -------------
                                                              81,962,712
                                                           -------------

                  UNITED STATES--7.1%
           10,500 Banco Bradesco S.A. (ADR) (c)...........       196,140
           10,800 Banco Itau S.A. (ADR)...................       366,120
           64,277 Companhia de Bebidas das Americas (ADR).     1,308,037
           37,100 Companhia Vale do Rio Doce (ADR)........     1,100,386
           23,400 Companhia Vale do Rio Doce--SP (Class A)
                   (ADR)..................................       649,350
           24,400 Fomento Economico Mexicano (ADR)........     1,005,280
            1,149 Kookmin Bank (ADR)......................        34,757
          255,833 Korea Electric Power Corp. (ADR) (c)....     2,279,472

                                                             VALUE
            SHARES                                          (NOTE 1)
          ------------------------------------------------------------

                     UNITED STATES--(CONTINUED)
             174,677 KT Corp. (ADR)......................    3,442,884
              77,664 Petroleo Brasileiro S.A. (ADR)......    1,534,641
              34,682 Posco (ADR).........................      908,322
              12,600 Singapore Press Holdings (Warrants).      130,959
              62,400 SK Telecom, Ltd. (ADR) (c)..........    1,176,864
             125,037 Telecom Corp New Zealand, Ltd. (ADR)      383,287
              79,134 Telefonos de Mexico S.A. (ADR)......    2,486,390
             130,524 The News Corp., Ltd. (ADR) (b) (c)..    3,950,961
              22,450 Yukos Corp..........................    1,249,343
               7,300 Unibanco-Uniao de Banco (ADR).......      125,268
                                                          ------------
                                                            22,328,461
                                                          ------------
                     Total Common Stocks
                      (Identified Cost $317,385,013).....  313,052,831
                                                          ------------
             FACE
            AMOUNT
          ------------------------------------------------------------

                     COMMERCIAL PAPER--1.3%
          $4,191,000 UBS Finance, Inc. 1.210%, 07/01/03.. $  4,191,000
                                                          ------------
                     Total Short Term Investments
                      (Identified Cost $4,191,000).......    4,191,000
                                                          ------------
                     Total Investments--99.7%
                      (Identified Cost $321,576,013) (a).  317,243,831
                     Other assets less liabilities.......      966,278
                                                          ------------
                     TOTAL NET ASSETS--100%.............. $318,210,109
                                                          ============

                 TEN LARGEST INDUSTRIES AS OF  PERCENTAGE OF
                 JUNE 30, 2003                TOTAL NET ASSETS
                 ---------------------------- ----------------
                   1    Banks................      14.4%
                   2    Telecommunications...      10.4%
                   3    Drugs & Health Care..      10.3%
                   4    Gas & Oil............       7.2%
                   5    Food & Beverages.....       6.4%
                   6    Automobiles..........       4.5%
                   7    Media................       4.0%
                   8    Electronics..........       3.5%
                   9    Insurance............       3.4%
                  10    Mining...............       2.9%

FORWARD CONTRACTS OUTSTANDING AT JUNE, 2003

                                                                     LOCAL    AGGREGATE               UNREALIZED
                                                          DELIVERY  CURRENCY    FACE       TOTAL     APPRECIATION
CURRENCY CONTRACT                                           DATE     AMOUNT     VALUE      VALUE    (DEPRECIATION)
-----------------                                         -------- ---------- ---------- ---------- --------------
Australian Dollar (Bought)............................... 09/17/03  3,610,000 $2,353,828 $2,405,552    $ 51,723
Australian Dollar (Bought)............................... 09/17/03  3,610,000  2,360,092  2,405,552      45,460
Canadian Dollar (Bought)................................. 09/17/03  2,175,000  1,570,567  1,596,927      26,359
Canadian Dollar (Bought)................................. 09/17/03  2,175,000  1,570,851  1,596,927      26,076
Swiss Franc (Sold)....................................... 09/17/03  1,040,000    794,087    770,849      23,238
Swiss Franc (Sold)....................................... 09/17/03  1,040,000    794,803    770,849      23,954
Euro Currency (Sold)..................................... 09/17/03    676,500    789,584    776,380      13,204
Euro Currency (Sold)..................................... 09/17/03    676,500    790,470    776,380      14,090
Pound Sterling (Bought).................................. 09/17/03    971,500  1,571,838  1,597,226      25,388
Pound Sterling (Bought).................................. 09/17/03    971,500  1,571,256  1,597,226      25,971
Japanese Yen (Sold)...................................... 09/17/03    282,500  2,379,438  2,363,128      16,310
Japanese Yen (Sold)...................................... 09/17/03    282,500  2,378,407  2,363,128      15,279
Mexican Peso (Sold)...................................... 09/17/03 33,000,000  3,154,423  3,127,659      26,764
Swedish Krona (Bought)................................... 09/17/03 12,350,000  1,577,378  1,538,463     (38,915)
Swedish Krona (Bought)................................... 09/17/03 12,350,000  1,577,977  1,538,463     (39,514)
                                                                                                       --------
Net Unrealized Appreciation on Forward Currency Contracts                                              $255,387
                                                                                                       ========

                See accompanying notes to financial statements.

                                    MSF-251

METROPOLITAN SERIES FUND, INC.

 PUTNAM INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

     ASSETS
       Investments at value.....................             $ 317,243,831
       Cash.....................................                        55
       Foreign cash at value
        (Identified cost $329,376)..............                   325,672
       Collateral for securities loaned.........                41,487,630
       Receivable for:
        Securities sold.........................                 2,354,145
        Fund shares sold........................                   714,527
        Open forward currency contracts--net....                   255,387
        Dividends and interest..................                   485,887
        Foreign taxes...........................                   287,444
                                                             -------------
         Total Assets...........................               363,154,578
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   370,013
        Securities purchased....................   2,631,122
        Withholding taxes.......................      50,254
        Return of collateral for securities
         loaned.................................  41,487,630
       Accrued expenses:
        Management fees.........................     239,326
        Service and distribution fees...........       4,176
        Other expenses..........................     161,948
                                                 -----------
         Total Liabilities......................                44,944,469
                                                             -------------
     NET ASSETS.................................             $ 318,210,109
                                                             =============
       Net assets consist of:
        Capital paid in.........................             $ 449,865,566
        Undistributed net investment income.....                 3,330,845
        Accumulated net realized gains
         (losses)...............................              (130,933,795)
        Unrealized appreciation (depreciation)
         on investments and foreign
         currency...............................                (4,052,507)
                                                             -------------
     NET ASSETS.................................             $ 318,210,109
                                                             =============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($283,872,333 divided by
      34,590,379 shares outstanding)............             $        8.21
                                                             =============
     CLASS B
     Net asset value and redemption price per
      share ($2,048,164 divided by 251,838
      shares outstanding).......................             $        8.13
                                                             =============
     CLASS E
     Net asset value and redemption price per
      share ($32,289,612 divided by
      3,960,494 shares outstanding).............             $        8.15
                                                             =============
     Identified cost of investments.............             $ 321,576,013
                                                             =============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $ 4,861,817 (a)
      Interest................................                   111,585 (b)
                                                             ------------
                                                                4,973,402
    EXPENSES
      Management fees......................... $  1,292,262
      Service and distribution fees--Class B..          300
      Service and distribution fees--Class E..       17,642
      Directors' fees and expenses............       11,321
      Custodian...............................      242,778
      Audit and tax services..................       11,150
      Legal...................................        8,913
      Printing................................       82,676
      Insurance...............................        4,245
      Miscellaneous...........................        1,096
                                               ------------
      Total expenses before reductions........    1,672,383
      Expense reductions......................      (48,594)    1,623,789
                                               ------------  ------------
    NET INVESTMENT INCOME.....................                  3,349,613
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (24,663,856)
      Foreign currency transactions--net......   11,159,719   (13,504,137)
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................   29,741,927
      Foreign currency transactions--net......      248,303    29,990,230
                                               ------------  ------------
    Net gain (loss)...........................                 16,486,093
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $ 19,835,706
                                                             ============

(a)Net of foreign taxes of $622,225.
(b)Includes income on securities loaned of $66,345.

                See accompanying notes to financial statements.

                                    MSF-252

METROPOLITAN SERIES FUND, INC.

 PUTNAM INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  3,349,613  $  2,826,642
  Net realized gain (loss)..........................................  (13,504,137)  (64,997,640)
  Unrealized appreciation (depreciation)............................   29,990,230     3,171,336
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   19,835,706   (58,999,662)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (2,004,388)   (2,766,207)
    Class B.........................................................           (6)            0
    Class E.........................................................     (173,940)      (41,496)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,178,334)   (2,807,703)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   12,274,608     7,465,519
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   29,931,980   (54,341,846)

NET ASSETS
  Beginning of the period...........................................  288,278,129   342,619,975
                                                                     ------------  ------------
  End of the period................................................. $318,210,109  $288,278,129
                                                                     ============  ============
UNDISTRIBUTED (0VERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  3,330,845  $  2,159,566
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2003            DECEMBER 31, 2002
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................  3,006,963  $ 22,949,004   53,146,347  $(742,738,020)
  Reinvestments...............................................    266,541     2,004,388      288,748      2,766,207
  Redemptions................................................. (3,628,088)  (27,665,359) (54,374,614)   730,838,546
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................   (354,584) $ (2,711,967)    (939,519) $  (9,133,267)
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................    264,622  $  2,172,122          106  $       1,000
  Reinvestments...............................................          1             6            0              0
  Redemptions.................................................    (12,891)     (110,120)           0              0
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................    251,732  $  2,062,008          106  $       1,000
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................  3,836,519  $ 28,797,714    2,522,683  $  20,789,884
  Reinvestments...............................................     23,285       173,940        4,354         41,496
  Redemptions................................................. (2,138,956)  (16,047,087)    (520,034)    (4,233,594)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................  1,720,848  $ 12,924,567    2,007,003  $  16,597,786
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions.  1,617,996  $ 12,274,608    1,067,590  $   7,465,519
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-253

METROPOLITAN SERIES FUND, INC.

 PUTNAM INTERNATIONAL STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                   -----------------------
                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                     JUNE 30,    ---------
                                                                                       2003        2002
                                                                                   ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $   7.76     $   9.49
                                                                                    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................      0.09         0.08
  Net realized and unrealized gain (loss) on investments..........................      0.42        (1.73)
                                                                                    --------     --------
  Total from investment operations................................................      0.51        (1.65)
                                                                                    --------     --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (0.06)       (0.08)
  Distributions from net realized capital gains...................................      0.00         0.00
                                                                                    --------     --------
  Total distributions.............................................................     (0.06)       (0.08)
                                                                                    --------     --------
NET ASSET VALUE, END OF PERIOD....................................................  $   8.21     $   7.76
                                                                                    ========     ========
TOTAL RETURN (%)..................................................................       6.6 (b)    (17.5)
Ratio of operating expenses to average net assets before expense reductions (%)...      1.15 (c)     1.12
Ratio of operating expenses to average net assets after expense reductions (%) (d)      1.12 (c)     1.12
Ratio of Net Investment Income to Average Net
 Assets (%).......................................................................      2.33 (c)     0.90
Portfolio Turnover Rate (%).......................................................        58 (c)       50
Net assets, end of period (000)...................................................  $283,872     $271,015

                                                                                        CLASS A
                                                                                   ---------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------------
                                                                                     2001      2000      1999      1998
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................. $  12.39  $  13.87  $  14.14  $  11.67
                                                                                   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     0.08      0.02      0.13      0.13
  Net realized and unrealized gain (loss) on investments..........................    (2.57)    (1.42)     2.05      2.50
                                                                                   --------  --------  --------  --------
  Total from investment operations................................................    (2.49)    (1.40)     2.18      2.63
                                                                                   --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (0.03)    (0.08)    (0.13)    (0.16)
  Distributions from net realized capital gains...................................    (0.38)     0.00     (2.32)     0.00
                                                                                   --------  --------  --------  --------
  Total distributions.............................................................    (0.41)    (0.08)    (2.45)    (0.16)
                                                                                   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................................... $   9.49  $  12.39  $  13.87  $  14.14
                                                                                   ========  ========  ========  ========
TOTAL RETURN (%)..................................................................    (20.6)    (10.1)     16.4      22.6
Ratio of operating expenses to average net assets before expense reductions (%)...     1.16        --        --        --
Ratio of operating expenses to average net assets after expense reductions (%) (d)     1.14      1.09      0.97      1.02
Ratio of Net Investment Income to Average Net
 Assets (%).......................................................................     0.73      0.25      0.95      0.87
Portfolio Turnover Rate (%).......................................................       68       166        87       156
Net assets, end of period (000)................................................... $340,426  $428,519  $317,831  $297,381

                                                                                      CLASS B                           CLASS E
                                                                            -----------------------     -------------------------
                                                                            SIX MONTHS   MAY 1, 2002(A) SIX MONTHS
                                                                              ENDED         THROUGH       ENDED       YEAR ENDED
                                                                             JUNE 30,     DECEMBER 31,   JUNE 30,    DECEMBER 31,
                                                                               2003           2002         2003          2002
                                                                            ----------   -------------- ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................   $ 7.69         $ 9.39      $  7.71       $  9.43
                                                                              ------         ------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................................................     0.04           0.02         0.08          0.08
  Net realized and unrealized gain (loss) on investments...................     0.45          (1.72)        0.41         (1.73)
                                                                              ------         ------      -------       -------
  Total from investment operations.........................................     0.49          (1.70)        0.49         (1.65)
                                                                              ------         ------      -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income.................................    (0.05)          0.00        (0.05)        (0.07)
  Distributions from net realized capital gains............................     0.00           0.00         0.00          0.00
                                                                              ------         ------      -------       -------
  Total distributions......................................................    (0.05)          0.00        (0.05)        (0.07)
                                                                              ------         ------      -------       -------
NET ASSET VALUE, END OF PERIOD.............................................   $ 8.13         $ 7.69      $  8.15       $  7.71
                                                                              ======         ======      =======       =======
TOTAL RETURN (%)...........................................................      6.5 (b)      (18.1)(b)      6.5 (b)     (17.6)
Ratio of operating expenses to average net assets before expense reductions
 (%).......................................................................     1.40 (c)      1.37 (c)      1.30 (c)      1.27
Ratio of operating expenses to average net assets after expense
 reductions(%) (d).........................................................     1.37 (c)      1.37 (c)      1.27 (c)      1.27
Ratio of Net Investment Income (loss) to Average Net Assets (%)............     1.87 (c)      0.35 (c)      2.41 (c)      0.57
Portfolio Turnover Rate (%)................................................       58 (c)        50 (c)        58 (c)        50
Net assets, end of period (000)............................................   $2,048         $    1      $32,290       $17,262

                                                                            -----------
                                                                            MAY 1, 2001(A)
                                                                               THROUGH
                                                                             DECEMBER 31,
                                                                                 2001
                                                                            --------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $10.91
                                                                                ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................................................       0.00
  Net realized and unrealized gain (loss) on investments...................      (1.48)
                                                                                ------
  Total from investment operations.........................................      (1.48)
                                                                                ------
LESS DISTRIBUTIONS
  Distributions from net investment income.................................       0.00
  Distributions from net realized capital gains............................       0.00
                                                                                ------
  Total distributions......................................................       0.00
                                                                                ------
NET ASSET VALUE, END OF PERIOD.............................................     $ 9.43
                                                                                ======
TOTAL RETURN (%)...........................................................      (13.6)(b)
Ratio of operating expenses to average net assets before expense reductions
 (%).......................................................................       1.31 (c)
Ratio of operating expenses to average net assets after expense
 reductions(%) (d).........................................................       1.30 (c)
Ratio of Net Investment Income (loss) to Average Net Assets (%)............      (0.17)(c)
Portfolio Turnover Rate (%)................................................         68 (c)
Net assets, end of period (000)............................................     $2,194

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-254

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--91.1% OF TOTAL NET ASSETS


                                                          VALUE
            SHARES                                       (NOTE 1)
            --------------------------------------------------------

                    AUSTRALIA--3.8%
            433,600 Alumina, Ltd...................... $   1,184,943
            388,567 BHP Billiton, Ltd.................     2,254,205
            525,700 Foster's Group, Ltd. (c)..........     1,486,051
            433,600 WMC Resources, Ltd................     1,021,904
                                                       -------------
                                                           5,947,103
                                                       -------------

                    BERMUDA--0.6%
             56,500 Accenture, Ltd....................     1,022,085
                                                       -------------

                    CANADA--5.9%
             29,642 Alcan Aluminum, Ltd. (c)..........       918,503
             30,000 Canadian National Railway Co. (c).     1,440,089
             61,971 Encana Corp. (c)..................     2,363,194
             98,100 Goldcorp, Inc.....................     1,172,207
             22,800 Inco, Ltd. (c)....................       479,797
             68,900 Meridian Gold, Inc................       782,637
            169,600 Placer Dome, Inc. (c).............     2,064,097
                                                       -------------
                                                           9,220,524
                                                       -------------

                    DENMARK--0.5%
             25,600 TDC A/S...........................       766,764
                                                       -------------

                    FRANCE--3.6%
             53,842 Autoroutes du Sud de la France (c)     1,576,164
             24,409 Aventis S.A.......................     1,340,932
             22,106 STMicroelectronics NV.............       464,305
             35,349 Suez S.A. (c).....................       563,550
             26,090 Vinci S.A. (c)....................     1,763,089
                                                       -------------
                                                           5,708,040
                                                       -------------

                    GERMANY--2.5%
             40,653 Bayer AG (c)......................       943,639
             18,323 Deutsche Boerse AG (c)............       972,238
             21,050 E.ON AG (c).......................     1,084,006
             18,300 Schering AG (c)...................       896,291
                                                       -------------
                                                           3,896,174
                                                       -------------

                    HONG KONG--4.4%
            428,000 Bank of East Asia, Ltd............       836,993
            522,000 China Mobile, Ltd.................     1,231,677
            353,500 CLP Holdings, Ltd.................     1,536,730
             75,200 Hang Seng Bank, Ltd...............       793,162
            275,000 Hutchison Whampoa, Ltd............     1,675,077
            174,000 Sun Hung Kai Properties, Ltd......       876,900
                                                       -------------
                                                           6,950,539
                                                       -------------

                    JAPAN--9.0%
             38,000 Canon, Inc........................     1,746,944
             70,000 Chugai Pharmaceutical Co., Ltd....       796,629
            103,000 Daiwa Securities Group, Inc.......       592,967
             35,500 Fanuc, Ltd........................     1,762,338
             48,000 Fuji Photo Film Co., Ltd..........     1,389,679
                 53 Japan Retail Fund.................       277,702

                                                             VALUE
         SHARES                                             (NOTE 1)
         -----------------------------------------------------------------

                 JAPAN--(CONTINUED)
         191,000 Mitsubishi Estate Co., Ltd.............. $   1,295,591
         179,000 Mitsui Fudosan Co., Ltd.................     1,145,493
          78,000 Nikko Cordial Corp......................       313,679
         115,000 Nomura Holdings, Inc....................     1,462,267
          36,300 Sony Corp...............................     1,023,687
         426,000 Teijin, Ltd.............................     1,066,288
          52,000 Yamanouchi Pharmaceutical Co., Ltd......     1,357,974
                                                          -------------
                                                             14,231,238
                                                          -------------

                 NETHERLANDS--0.5%
          45,500 TPG NV..................................       791,326
                                                          -------------

                 RUSSIAN--0.2%
          16,300 OAO Gazprom.............................       306,440
                                                          -------------

                 SINGAPORE--1.1%
         121,000 DBS Group Holdings, Inc. (c)............       707,823
          91,700 Flextronics International, Ltd. (b).....       952,763
                                                          -------------
                                                              1,660,586
                                                          -------------

                 SOUTH AFRICA--2.2%
         139,900 Gold Fields.............................     1,674,127
          76,000 Harmony Gold Mining Co., Ltd............     1,000,134
          26,500 Impala Platinum Holdings, Ltd. (c)......       786,883
                                                          -------------
                                                              3,461,144
                                                          -------------

                 SOUTH KOREA--1.7%
          25,062 Kookmin Bank............................       755,322
          66,540 Korea Electric Power Corp...............     1,052,830
           4,720 SK Telecom..............................       806,095
                                                          -------------
                                                              2,614,247
                                                          -------------

                 SWITZERLAND--2.8%
           6,706 Nestle S.A..............................     1,386,747
          32,762 Novartis AG.............................     1,299,233
          19,244 Swiss Reinsurance Co....................     1,068,557
          13,083 Syngenta AG.............................       657,248
                                                          -------------
                                                              4,411,785
                                                          -------------

                 UNITED KINGDOM--13.2%
          20,150 BAA, Plc................................       163,366
         136,345 BOC Group, Plc..........................     1,752,211
         175,189 British Sky Broadcasting, Plc...........     1,944,462
         675,125 Cable & Wireless, Plc...................     1,258,194
         127,882 Diageo, Plc.............................     1,367,604
          36,793 GlaxoSmithKline, Plc....................       743,770
         155,879 Great University Stores, Plc............     1,749,460
         160,877 National Grid Transco, Plc..............     1,092,905
         159,890 Pearson, Plc............................     1,495,838
         282,264 Railtrack Group, Plc....................       219,280
         203,981 Reed Elsevier, Plc......................     1,700,131
         144,193 Rio Tinto, Plc..........................     2,717,038
         258,913 Shell Transportation & Trading Co., Plc.     1,711,830

                See accompanying notes to financial statements.

                                    MSF-255

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
        SHARES                                              (NOTE 1)
        ------------------------------------------------------------------

                UNITED KINGDOM--(CONTINUED)
        159,578 Unilever NV.............................. $   1,272,674
        762,173 Vodafone Group, Plc......................     1,492,859
                                                          -------------
                                                             20,681,622
                                                          -------------

                UNITED STATES--39.1%
         22,300 AFLAC, Inc...............................       685,725
         33,000 Allegheny Energy, Inc. (c)...............       278,850
         23,232 Amgen, Inc. (b)..........................     1,543,534
         44,500 Anadarko Petroleum Corp..................     1,978,915
         11,200 Anglo American Platinum Corp., Ltd. (ADR)       352,703
         41,100 Applied Materials, Inc. (b)..............       651,846
         36,700 Aracruz Celulose S.A. (ADR)..............       772,902
         16,400 Automatic Data Processing, Inc...........       555,304
         37,900 Barrick Gold Corp. (ADR).................       678,410
         36,600 Boston Properties, Inc...................     1,603,080
         36,000 Burlington Resources, Inc................     1,946,520
         66,800 Calpine Corp. (b) (c)....................       440,880
         39,400 Caremark Rx, Inc. (b)....................     1,011,792
         34,600 Comcast Corp. (Special Class A) (b)......       997,518
         33,500 Compania de Minas Buenaventura (ADR).....     1,008,015
         49,555 ConocoPhillips...........................     2,715,614
          6,600 eBay, Inc. (b)...........................       687,588
         33,000 Entergy Corp.............................     1,741,740
         79,200 Equity Residential.......................     2,055,240
         51,400 Exelon Corp..............................     3,074,234
         47,200 Exxon Mobil Corp.........................     1,694,952
         17,000 Genentech, Inc...........................     1,226,040
         11,400 Genzyme Corp. (General Division) (b).....       476,520
         51,400 Hewlett-Packard Co.......................     1,094,820
         70,700 Human Genome Sciences, Inc. (b)..........       899,304
         80,200 Intel Corp...............................     1,666,877
         23,900 International Business Machines Corp.....     1,971,750
         38,100 International Paper Co...................     1,361,313
         31,500 Intuit, Inc. (b).........................     1,402,695
         28,600 JSC MMC Norilsk Nickel...................       995,280
          4,700 Kookmin Bank.............................       142,175
        116,852 Liberty Media Corp. (b)..................     1,350,809
         45,200 Lockheed Martin Corp.....................     2,150,164
         14,800 Merck & Co., Inc.........................       896,140
         89,800 Microsoft Corp...........................     2,299,778
         93,600 Newmont Mining Corp......................     3,038,256
          6,800 Oil Ci Lukoil............................       537,200
         64,200 PeopleSoft, Inc. (b).....................     1,129,278
         36,800 Pfizer, Inc..............................     1,256,720
         89,400 Schering-Plough Corp.....................     1,662,840
         53,700 SLM Corp.................................     2,103,429
         78,750 Stillwater Mining Co. (b)................       404,775
         25,400 The Dow Chemical Co......................       786,384
         26,600 The McGraw-Hill Cos., Inc................     1,649,200
         52,300 Unocal Corp..............................     1,500,487
         43,800 VERITAS Software Corp. (b)...............     1,255,746
         20,500 Verizon Communications, Inc..............       808,725
         20,600 Wyeth....................................       938,330
                                                          -------------
                                                             61,480,397
                                                          -------------
                Total Common Stocks
                 (Identified Cost $149,342,157)..........   143,150,014
                                                          -------------

BONDS & NOTES--6.4%

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
     ---------------------------------------------------------------------

                FRANCE--1.3%
     $  404,825 France Telecom 2.000%, 01/01/04.............. $    468,956
        390,000 France Telecom 4.000%, 11/29/05..............      453,084
        941,743 Havas Advertising 4.000%, 01/01/09...........    1,108,432
                                                              ------------
                                                                 2,030,472
                                                              ------------

                GERMANY--2.1%
      2,900,000 Federal Republic of Germany
                 4.125%, 08/27/04............................    3,416,147
                                                              ------------

                NETHERLANDS--1.2%
        826,000 Kon Kpn 3.500%, 11/24/05.....................      952,672
        729,000 VNU NV 1.750%, 11/15/04......................      923,434
                                                              ------------
                                                                 1,876,106
                                                              ------------

                UNITED KINGDOM--0.6%
        842,000 Carlton Communications, Plc.
                 2.250%, 01/04/07............................      945,266
                                                              ------------

                UNITED STATES--1.2%
        950,000 ASM Lithography Holding NV
                 4.250%, 11/30/04............................      939,360
        940,000 Nextel Communications, Inc.
                 4.750%, 07/01/07............................      937,650
                                                              ------------
                                                                 1,877,010
                                                              ------------
                Total Bonds & Notes
                 (Identified Cost $8,436,309)................   10,145,001
                                                              ------------

     SHORT TERM INVESTMENTS--2.0%
     ---------------------------------------------------------------------

                REPURCHASE AGREEMENT--2.0%
     $3,091,000 State Street Corp. Repurchase Agreement dated
                 06/30/03 at 1.00% to be repurchased at
                 $3,091,086 on 07/01/03, collateralized by
                 $3,155,000 U.S. Treasury Note 2.00% due
                 11/30/04 with a value of $3,155,149......... $  3,091,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $3,091,000)................    3,091,000
                                                              ------------
                Total Investments--99.5%
                 (Identified Cost $160,869,466) (a)..........  156,386,015
                Other assets less liabilities................      800,499
                                                              ------------
                TOTAL NET ASSETS--100%....................... $157,186,514
                                                              ============

                See accompanying notes to financial statements.

                                    MSF-256

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)



                 TEN LARGEST INDUSTRIES AS OF  PERCENTAGE OF
                 JUNE 30, 2003                TOTAL NET ASSETS
                 ---------------------------- ----------------
                   1    Mining...............      13.7%
                   2    Drugs & Health Care..       8.3%
                   3    Gas & Oil............       7.5%
                   4    Electric Utilities...       6.5%
                   5    Media................       5.8%
                   6    Financial Services...       4.5%
                   7    Software.............       4.2%
                   8    Telecommunications...       3.5%
                   9    Food & Beverage......       3.5%
                  10    Chemicals............       3.5%

FORWARD CONTRACTS OUTSTANDING AT JUNE 30, 2003

                                                                     LOCAL     AGGREGATE               UNREALIZED
                                                          DELIVERY  CURRENCY     FACE       TOTAL     APPRECIATION
CURRENCY CONTRACT                                           DATE     AMOUNT      VALUE      VALUE    (DEPRECIATION)
-----------------                                         -------- ----------- ---------- ---------- --------------
Hong Kong Dollar (Sold).................................. 10/22/03  23,424,600 $3,000,000 $3,003,490    $ (3,490)
Hong Kong Dollar (Sold).................................. 10/22/03   8,597,270  1,100,000  1,102,338      (2,338)
Japanese Yen (Sold)...................................... 07/25/03 538,094,200  4,600,000  4,493,972     106,028
                                                                                                        --------
Net Unrealized Appreciation on Forward Currency Contracts                                               $100,200
                                                                                                        ========

                See accompanying notes to financial statements.

                                    MSF-257

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

    ASSETS
      Investments at value.........................            $156,386,015
      Cash.........................................                     501
      Foreign cash at value
       (Identified cost $129,443)..................                 129,868
      Collateral for securities loaned.............               8,549,435
      Receivable for:
       Securities sold.............................               1,158,762
       Fund shares sold............................                 149,379
       Open forward currency contracts--net........                 100,200
       Dividends and interest......................                 428,593
       Foreign taxes...............................                 100,589
                                                               ------------
        Total Assets...............................             167,003,342
    LIABILITIES
      Payable for:
       Fund shares redeemed........................ $   67,404
       Securities purchased........................  1,039,175
       Withholding taxes...........................     15,695
       Return of collateral for securities loaned..  8,549,435
      Accrued expenses:
       Management fees.............................     83,833
       Service and distribution fees...............        737
       Other expenses..............................     60,549
                                                    ----------
        Total Liabilities..........................               9,816,828
                                                               ------------
    NET ASSETS.....................................            $157,186,514
                                                               ============
      Net assets consist of:
       Capital paid in.............................            $204,613,886
       Undistributed net investment income.........               1,382,773
       Accumulated net realized gains (losses).....             (44,447,745)
       Unrealized appreciation (depreciation) on
        investments................................              (4,362,400)
                                                               ------------
    NET ASSETS.....................................            $157,186,514
                                                               ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($151,217,274 divided by 16,131,240
     shares outstanding)...........................            $       9.37
                                                               ============
    CLASS E
    Net asset value and redemption price per share
     ($5,969,240 divided by 638,160
     shares outstanding)...........................            $       9.35
                                                               ============
    Identified cost of investments.................            $160,869,466
                                                               ============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $ 1,579,928 (a)
      Interest................................                   443,771 (b)
                                                             -----------
                                                               2,023,699
    EXPENSES
      Management fees......................... $    473,684
      Service and distribution fees--Class E..        3,215
      Directors' fees and expenses............       11,321
      Custodian...............................       88,798
      Audit and tax services..................       11,150
      Legal...................................        4,651
      Printing................................       24,262
      Insurance...............................        2,273
      Miscellaneous...........................        1,096
                                               ------------
      Total expenses..........................                   620,450
                                                             -----------
    NET INVESTMENT INCOME.....................                 1,403,249
                                                             -----------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  (11,225,100)
      Foreign currency transactions--net......    1,571,718   (9,653,382)
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................   18,341,557
      Foreign currency transactions--net......      277,227   18,618,784
                                               ------------  -----------
    Net gain (loss)...........................                 8,965,402
                                                             -----------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $10,368,651
                                                             ===========

(a)Net of foreign taxes of $112,785.
(b)Includes income on securities loaned of $14,296.

                See accompanying notes to financial statements.

                                    MSF-258

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2003          2002
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,403,249  $  2,088,452
  Net realized gain (loss)..........................................   (9,653,382)  (16,358,759)
  Unrealized appreciation (depreciation)............................   18,618,784   (14,769,953)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   10,368,651   (29,040,260)
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (3,359,079)   (2,874,862)
    Class E.........................................................     (110,489)       (7,723)
                                                                     ------------  ------------
                                                                       (3,469,568)   (2,882,585)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (3,469,568)   (2,882,585)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    3,899,176    (5,032,091)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   10,798,259   (36,954,936)

NET ASSETS
  Beginning of the period...........................................  146,388,255   183,343,191
                                                                     ------------  ------------
  End of the period................................................. $157,186,514  $146,388,255
                                                                     ============  ============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,382,773  $  3,449,092
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED           YEAR ENDED
                                                                   JUNE 30, 2003          DECEMBER 31, 2002
                                                               ---------------------  ------------------------
                                                                SHARES        $         SHARES          $
                                                               --------  -----------  ----------  ------------
CLASS A
  Sales.......................................................  511,816  $ 4,536,757   1,364,025  $ 13,556,315
  Reinvestments...............................................  394,258    3,359,079     265,454     2,874,862
  Redemptions................................................. (765,147)  (6,771,221) (2,524,444)  (24,474,203)
                                                               --------  -----------  ----------  ------------
  Net increase (decrease).....................................  140,927  $ 1,124,615    (894,965) $ (8,043,026)
                                                               ========  ===========  ==========  ============
CLASS E
  Sales.......................................................  389,971  $ 3,437,409     365,654  $  3,484,939
  Reinvestments...............................................   12,999      110,489         714         7,723
  Redemptions.................................................  (85,156)    (773,337)    (50,334)     (481,727)
                                                               --------  -----------  ----------  ------------
  Net increase (decrease).....................................  317,814  $ 2,774,561     316,034  $  3,010,935
                                                               --------  -----------  ----------  ------------
  Increase (decrease) derived from capital share transactions.  458,741  $ 3,899,176    (578,931) $ (5,032,091)
                                                               ========  ===========  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-259

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                     CLASS A
                                         --------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                           JUNE 30,                 YEAR ENDED DECEMBER 31,
                                         ----------    ------------------------------------------------
                                             2003        2002      2001      2000      1999      1998
                                         ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD....  $   8.98     $  10.86  $  14.62  $  14.91  $  12.38  $  10.85
                                          --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..................      0.09         0.13      0.35      0.18      0.14      0.16
 Net realized and unrealized gain
   (loss) on investments................      0.51        (1.84)    (2.55)    (0.42)     2.93      1.57
                                          --------     --------  --------  --------  --------  --------
 Total from investment operations.......      0.60        (1.71)    (2.20)    (0.24)     3.07      1.73
                                          --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
   income...............................     (0.21)       (0.17)    (0.31)    (0.01)    (0.07)    (0.16)
 Distributions from net realized
   capital gains........................      0.00         0.00     (1.25)    (0.04)    (0.47)    (0.04)
                                          --------     --------  --------  --------  --------  --------
 Total distributions....................     (0.21)       (0.17)    (1.56)    (0.05)    (0.54)    (0.20)
                                          --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD..........  $   9.37     $   8.98  $  10.86  $  14.62  $  14.91  $  12.38
                                          ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)........................       6.9 (b)    (16.0)    (16.1)     (1.6)     25.2      16.0
Ratio of operating expenses to average
 net assets (%).........................      0.85 (c)     0.81      0.80      0.78      0.87      0.96
Ratio of net investment income to
 average net assets (%).................      1.94 (c)     1.27      2.90      1.43      1.23      1.61
Portfolio turnover rate (%).............        30 (c)       45        36        58        54        51
Net assets, end of period (000).........  $151,217     $143,518  $183,296  $211,354  $171,714  $113,715
The Ratios of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%)..........        --           --        --        --        --      1.01

                                                                             CLASS E
                                                             ------------------------------------
                                                             SIX MONTHS                MAY 1, 2001(A)
                                                               ENDED       YEAR ENDED     THROUGH
                                                              JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                                2003          2002          2001
                                                             ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 8.96        $10.85        $12.21
                                                               ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income......................................     0.07          0.19          0.00
 Net realized and unrealized gain (loss) on investments.....     0.53         (1.91)        (1.36)
                                                               ------        ------        ------
 Total from investment operations...........................     0.60         (1.72)        (1.36)
                                                               ------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income...................    (0.21)        (0.17)         0.00
 Distributions from net realized capital gains..............     0.00          0.00          0.00
                                                               ------        ------        ------
 Total distributions........................................    (0.21)        (0.17)         0.00
                                                               ------        ------        ------
NET ASSET VALUE, END OF PERIOD..............................   $ 9.35        $ 8.96        $10.85
                                                               ======        ======        ======
TOTAL RETURN (%)............................................      6.9 (b)     (16.1)        (11.1)(b)
Ratio of operating expenses to average net assets (%).......     1.00 (c)      0.96          0.95 (c)
Ratio of net investment income to average net assets (%)....     1.85 (c)      1.18          0.95 (c)
Portfolio turnover rate (%).................................       30 (c)        45            36 (c)
Net assets, end of period (000).............................   $5,969        $2,870        $   47
The Ratios of operating expenses to average net assets
 without giving effect to the contractual expense agreement
 would have been (%)........................................       --            --            --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-260

METROPOLITAN SERIES FUND, INC.

 FOOTNOTES AND ABBREVIATIONS TO STATEMENT OF INVESTMENTS--JUNE 30, 2003--(UNAUDITED)


(a) See Notes to Financial Statements for federal tax information on unrealized appreciation and depreciation of investment securities for federal income tax purposes.

(b) Non-Income producing.

(c) A portion or all of the security was held on loan. As of June 30, 2003, the market value of securities loaned and the collateral received were as follows:

                                                                MARKET VALUE
                                                           OF COLLATERAL BACKED BY
                                         MARKET VALUE OF   -----------------------
PORTFOLIO                               SECURITIES ON LOAN    CASH     SECURITIES
---------                               ------------------ ----------- -----------
Harris Oakmark Large Cap Value.........    $ 7,187,040     $ 7,427,761 $         0
Janus Mid Cap..........................     38,512,522      39,279,208           0
Lehman Brothers Aggregate Bond Index...     80,671,605      68,646,095  13,665,745
Met/Putnam Voyager.....................        466,259         472,738           0
MetLife Mid Cap Stock Index............     11,581,499      11,964,044           0
MetLife Stock Index....................     46,485,130      45,604,596   2,202,515
Morgan Stanley EAFE Index..............     13,787,120      14,514,289      46,294
Neuberger Berman Partners Mid Cap Value     10,217,576      10,364,092           0
Putnam International Stock.............     39,496,279      41,350,216     137,414
Russell 2000 Index.....................        779,084         737,110      86,544
Scudder Global Equity..................      8,188,672       8,549,435           0
State Street Research Aggressive Growth     48,158,317      49,027,865           0
State Street Research Aurora...........     28,530,707      29,342,702     182,390
State Street Research Diversified......     75,609,348      76,587,414     714,620
State Street Research Investment Trust.     55,741,651      56,771,908           0
T. Rowe Price Large Cap Growth.........      1,297,235       1,330,768           0
T. Rowe Price Small Cap Growth.........     26,361,863      26,983,285           0

(d) Variable or floating rate security. Rate disclosed is as of June 30, 2003.

(e) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.

(f) Non-Income producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.

(g) Non-Income Producing; Defaulted Bond.

(h) Interest only certificate. This security receives monthly interest payments but is not entitled to principal payments.



144A -- Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2003, the market value of 144A securities for each Portfolio was as follows:

                                                                    % OF TOTAL
PORTFOLIO                                              MARKET VALUE NET ASSETS
---------                                              ------------ ----------
Balanced.............................................. $  2,054,722     1.7%
Lehman Brothers Aggregate Bond Index..................    1,406,718     0.2%
MFS Total Return......................................    2,118,944     1.3%
Salomon Brothers Strategic Bond Opportunities.........   19,755,747     9.7%
State Street Research Bond Income.....................   61,798,096     5.8%
State Street Research Diversified.....................   41,220,435     2.2%
State Street Research Money Market....................  103,422,025    13.1%

ADR -- An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

AUD -- Australian Dollar

BRL -- Brazilian Real

CAD --  Canadian Dollar

CHF -- Swiss Franc

EUR -- Euro Currency

GBP -- Pound Sterling

                                    MSF-261

METROPOLITAN SERIES FUND, INC.

 FOOTNOTES AND ABBREVIATIONS TO STATEMENT OF INVESTMENTS--JUNE 30, 2003--(UNAUDITED)(CONTINUED)



HKD -- Hong Kong Dollar

JPY -- Japanese Yen

KRW -- South Korean Won

Liquidating Unit Trust -- An undivided beneficial interest in the Liquidating Trust represented by a certificate.

MXN -- Mexican Peso

PFD -- Preferred Stock

SEK -- Swedish Krona

TBA -- A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

TII -- Treasury Inflation Indexed Security. Security has a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

                                    MSF-262

METROPOLITAN SERIES FUND, INC.

 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 2003--(UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES:

   The Metropolitan Series Fund, Inc. the ("Fund") is organized as a corporation under the laws of Maryland pursuant to Articles of Incorporation filed on November 23, 1982 as amended and registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. On May 1, 2003, the Fund succeeded to the operations of seventeen series of the New England Zenith Fund, a Massachusetts business trust. Each of Alger Equity Growth, Balanced, Capital Guardian U.S. Equity, Davis Venture Value, FI Mid Cap Opportunities, FI Structured Equity, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS Investors Trust, MFS Research Managers, MFS Total Return, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, State Street Research Money Market and Zenith Equity was formerly a Series of the New England Zenith Fund. Each Portfolio of the Fund other than Harris Oakmark Focused Value Portfolio and Janus Mid Cap Portfolio is diversified. Harris Oakmark Focused Value and Janus Mid Cap are non-diversified. The Fund is a "series" type of mutual fund, which issues separate series of stock. Each series represents an interest in a separate portfolio of Fund investments ("Portfolio"). Shares in the Fund are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company ("MetLife"), New England Life Insurance Company ("NELICO"), General American Life Insurance Company, The MetLife Investors Group of Insurance Companies and other affiliated insurance companies ("the Insurance Companies"), as an investment vehicle for variable life insurance, group annuity or variable annuity products, although not all Portfolios are available to all such separate accounts. Each Portfolio's shares may be divided into different classes. Currently the classes being offered by some or all Portfolios are named Class A, Class B, and Class E. The classes of a given Portfolio's shares are identical, except that certain additional charges (Rule 12b-1 fees) are made against Class B and Class E shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   INVESTMENT VALUATION:

   As permitted under Rule 2a-7 of the 1940 Act, and subject to certain conditions therein, the State Street Research Money Market Portfolio employs the amortized cost method of security valuation that the Fund's Board of Directors (the "Board") has determined approximates the fair market net asset value per share of the Portfolio. The Board monitors the deviations between the Portfolio's net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated.

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Portfolio's adviser or subadviser acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the Portfolio's adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices (except for the Scudder Global Equity Portfolio which uses last reported bid price).

                                    MSF-263

METROPOLITAN SERIES FUND, INC.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily.

   The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

   Portfolio security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded.

   REPURCHASE AGREEMENTS:

   Each Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one day duration and 102% on all other repurchase agreements. Each Portfolios' subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   FOREIGN CURRENCY TRANSLATION:

   The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

   Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by each Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by each Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in the exchange rate.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

   The Fund may enter into forward foreign currency exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates at the settlement date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets

                                    MSF-264

METROPOLITAN SERIES FUND, INC.

   and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

   FUTURES CONTRACTS:

   The Fund may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. A Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when a Portfolio's obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

   OPTIONS:

   Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase. Writing puts or buying calls tends to increase the Portfolio's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments.

   For options purchased to hedge the Portfolio's investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the Portfolio, the maximum loss is not limited to the premium initially received for the option.

   MORTGAGE DOLLAR ROLLS:

   The Salomon Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio and State Street Research Bond Income Portfolio may enter into mortgage "dollar rolls" in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as purchase and sale transactions; gain/loss is recognized at the end of the term of the dollar roll. The average monthly balance of dollar rolls outstanding during the six months ended June 30, 2003 was approximately $24,417,991, $148,303,812, and $230,374,823 for the Salomon Brothers
   Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio and State Street Research Bond Income Portfolio, respectively.

   Funds that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.

   "WHEN-ISSUED" SECURITIES:

   Purchasing securities "when-issued" is a commitment by a Portfolio to buy a security before the security is actually issued. The amount of the Portfolio's payment obligation and the security's interest rate are determined when the commitment is made, even though no interest accrues until the security is issued, which is generally 15 to 120 days later. The Portfolio will segregate liquid assets with its custodian sufficient at all times to satisfy these commitments. If the value of the security is less when delivered than when the commitment was made, the Portfolio will suffer a loss.

   ESTIMATES AND ASSUMPTIONS:

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                    MSF-265

METROPOLITAN SERIES FUND, INC.

   FEDERAL INCOME TAXES:

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. As of December 31, 2002, the following Portfolios had capital loss carryovers.

                                                               EXPIRING     EXPIRING    EXPIRING    EXPIRING
PORTFOLIO                                         TOTAL        12/31/10     12/31/09    12/31/08    12/31/07
---------                                     -------------- ------------ ------------ ----------- ----------
Alger Equity Growth.......................... $  344,646,717 $205,482,947 $139,163,770 $         0 $        0
Balanced.....................................     29,176,725   13,005,887    7,456,224   8,714,614          0
Capital Guardian U.S. Equity.................     11,736,498   11,736,498            0           0          0
Davis Venture Value..........................     80,021,817   49,957,944   30,063,873           0          0
FI Mid Cap Opportunities.....................        344,342      344,342            0           0          0
FI Structured Equity.........................    117,692,405   55,612,833   49,448,513  12,631,059          0
Franklin Templeton Small Cap Growth..........      2,870,453    2,643,851      226,602           0          0
Harris Oakmark Focused Value.................     16,142,802   13,474,861            0      38,479  2,629,462
Harris Oakmark Large Cap Value...............      4,128,998    4,128,998            0           0          0
Janus Mid Cap................................  1,012,370,063  376,464,857  635,905,206           0          0
Jennison Growth..............................     44,874,001   44,874,001            0           0          0
Lehman Brothers Aggregate Bond Index.........      3,031,241      449,093      798,164   1,343,164    440,820
Loomis Sayles Small Cap......................     75,328,879   42,985,691   32,343,188           0          0
Met/Putnam Voyager...........................     34,535,128   13,734,881   19,562,270   1,237,977          0
MetLife Mid Cap Stock Index..................      1,442,767    1,171,247      271,520           0          0
MetLife Stock Index..........................     48,024,355   48,024,355            0           0          0
MFS Investors Trust..........................      5,947,536    2,952,272    2,846,681           0    148,583
MFS Research Managers........................     22,864,689    9,265,962   13,598,727           0          0
MFS Total Return.............................      5,664,709    5,664,709            0           0          0
Morgan Stanley EAFE Index....................      6,350,212    3,527,917    2,822,295           0          0
Neuberger Berman Partners Mid Cap Value......      3,447,174    3,447,174            0           0          0
Putnam International Stock...................    107,462,277   62,545,070   44,917,207           0          0
Russell 2000 Index...........................      9,353,205    9,353,205            0           0          0
Salomon Brothers Strategic Bond Opportunities      5,776,341      312,419            0           0  5,463,922
Scudder Global Equity........................     34,692,063   18,539,989   16,152,074           0          0
State Street Research Aggressive Growth......    582,464,699  200,925,372  381,539,327           0          0
State Street Research Aurora.................     10,110,475   10,110,475            0           0          0
State Street Research Bond Income............     15,942,736            0            0  15,942,736          0
State Street Research Diversified............    378,945,093  270,397,466  108,547,627           0          0
State Street Research Investment Trust.......    695,568,416  442,142,756  253,425,660           0          0
State Street Research Large Cap Value........        236,204      236,204            0           0          0
T. Rowe Price Large Cap Growth...............     43,095,252   16,388,306   26,706,946           0          0
T. Rowe Price Small Cap Growth...............     61,797,282   36,254,606   25,542,676           0          0
Zenith Equity................................    143,355,622            0  143,355,622           0          0


                                    MSF-266

METROPOLITAN SERIES FUND, INC.

   The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2003 are listed below.

                                                                                              NET
                                                                                           UNREALIZED
                                               FEDERAL TAX    UNREALIZED    UNREALIZED   APPRECIATION/
PORTFOLIO                                         COST       APPRECIATION  DEPRECIATION  (DEPRECIATION)
---------                                     -------------- ------------ -------------  --------------
Alger Equity Growth.......................... $  456,185,350 $ 66,903,105 $  (4,230,093)  $ 62,673,012
Balanced.....................................    128,068,852    6,697,193   (11,121,875)    (4,424,682)
Capital Guardian U.S. Equity.................    349,872,575   23,706,163   (33,526,410)    (9,820,247)
Davis Venture Value..........................  1,050,120,072  151,963,726   (68,313,667)    83,650,059
FI Mid Cap Opportunities.....................     14,570,819    1,605,881       (99,988)     1,505,893
FI Structured Equity.........................    515,086,551   37,691,934   (36,611,522)     1,080,412
Franklin Templeton Small Cap Growth..........     33,121,876    3,455,159    (2,604,238)       850,921
Harris Oakmark Focused Value.................    787,397,928  137,304,038   (26,250,380)   111,053,658
Harris Oakmark Large Cap Value...............    297,986,281   30,830,238   (16,791,080)    14,039,158
Janus Mid Cap................................    724,907,410   99,622,572   (39,286,591)    60,335,981
Jennison Growth..............................    396,690,684   31,309,740   (12,034,722)    19,275,018
Lehman Brothers Aggregate Bond Index.........    644,817,461   35,714,301      (916,056)    34,798,245
Loomis Sayles Small Cap......................    288,819,386   51,657,373    (5,734,077)    45,923,296
Met/Putnam Voyager...........................     58,078,575    3,635,165    (1,559,653)     2,075,512
MetLife Mid Cap Stock Index..................    182,419,132   18,625,169   (21,672,054)    (3,046,885)
MetLife Stock Index..........................  3,620,103,112  634,139,857  (661,217,262)   (27,077,405)
MFS Investors Trust..........................     57,516,723    3,660,608      (696,679)     2,963,929
MFS Research Managers........................     30,474,709    2,328,065    (1,006,964)     1,321,101
MFS Total Return.............................    166,837,918    9,108,876    (5,052,908)     4,055,968
Morgan Stanley EAFE Index....................    200,961,533    8,441,329   (36,794,158)   (28,352,829)
Neuberger Berman Partners Mid Cap Value......    189,948,761   18,009,909    (5,838,708)    12,171,201
Putnam International Stock...................    321,576,013   22,313,655   (26,645,837)    (4,332,182)
Russell 2000 Index...........................    212,308,514   21,605,685   (28,250,041)    (6,644,355)
Salomon Brothers Strategic Bond Opportunities    231,141,853   10,393,456    (3,197,346)     7,196,110
Salomon Brothers U.S. Government.............    477,173,065    4,053,460      (126,795)     3,926,665
Scudder Global Equity........................    160,878,223   17,869,890   (22,362,098)    (4,492,208)
State Street Research Aggressive Growth......    705,303,551  140,790,531   (25,692,159)   115,098,372
State Street Research Aurora.................    487,132,679   52,138,247   (46,763,738)     5,374,509
State Street Research Bond Income............  1,297,348,391   40,888,130    (2,298,447)    38,589,683
State Street Research Diversified............  1,963,699,422  134,613,348   (42,344,003)    92,269,345
State Street Research Investment Trust.......  1,609,592,838  173,708,701   (60,177,329)   113,531,372
State Street Research Large Cap Value........     42,006,338    3,090,608    (1,794,845)     1,295,763
State Street Research Money Market...........    790,845,002            0             0              0
T. Rowe Price Large Cap Growth...............    150,472,796   14,056,910    (9,750,194)     4,306,716
T. Rowe Price Small Cap Growth...............    239,514,150   49,051,092   (38,396,445)    10,654,647
Zenith Equity................................  1,037,592,853            0   (95,213,556)   (95,213,556)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

   State Street Research Money Market Portfolio dividends are declared daily to shareholders of record at the time and are paid monthly. All other Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital. These differences primarily relate to tax equalization, investments in mortgage backed securities and investments in foreign securities.

   EXPENSE REDUCTIONS:

   Certain portfolio trades are directed to brokers who paid a portion of the Portfolio's expenses. Amounts paid for each Portfolio are shown as expense reductions in the Statement of Operations of the respective Portfolio.

                                    MSF-267

METROPOLITAN SERIES FUND, INC.

2. PURCHASES AND SALES:

   For the six months ended June 30, 2003, purchases and sales of securities (excluding short-term investments) for each of the Portfolios were as follows:

                                                       PURCHASES                     SALES
                                              --------------------------- ---------------------------
                                                   U.S.                        U.S.
PORTFOLIO                                       GOVERNMENT      OTHER       GOVERNMENT      OTHER
---------                                     -------------- ------------ -------------- ------------
Alger Equity Growth.......................... $            0 $158,025,203 $            0 $ 28,388,485
Balanced.....................................     18,309,685   28,266,582     18,900,756   29,516,821
Capital Guardian U.S. Equity.................              0   31,801,126              0   59,951,242
Davis Venture Value..........................              0  195,322,369              0   65,594,429
FI Mid Cap Opportunities.....................              0   14,221,493         10,000    7,864,627
FI Structured Equity.........................              0  106,344,311              0  125,720,764
Franklin Templeton Small Cap Growth..........              0   11,063,748              0    4,683,033
Harris Oakmark Focused Value.................              0  158,025,203              0   28,388,485
Harris Oakmark Large Cap Value...............              0   44,988,915              0   25,191,333
Janus Mid Cap................................              0  145,288,734              0  148,847,790
Jennison Growth..............................              0  167,909,156              0  134,415,877
Lehman Brothers Aggregate Bond Index.........    265,667,843   95,543,545    102,865,334   29,481,445
Loomis Sayles Small Cap......................              0  163,013,551              0  172,574,259
Met/Putnam Voyager...........................              0   41,934,890              0   33,392,852
MetLife Mid Cap Stock Index..................              0   41,794,378              0   18,935,040
MetLife Stock Index..........................              0  497,514,467              0    9,754,893
MFS Investors Trust..........................              0   37,628,415              0   19,025,453
MFS Research Managers........................              0   13,156,918              0   13,212,970
MFS Total Return.............................     30,115,746   36,756,970     25,599,689   25,492,891
Morgan Stanley EAFE Index....................              0   59,340,821              0   27,745,956
Neuberger Berman Partners Mid Cap Value......              0   65,501,966              0   56,984,045
Putnam International Stock...................              0   97,422,264              0   81,967,517
Russell 2000 Index...........................              0   76,363,095              0   51,149,854
Salomon Brothers Strategic Bond Opportunities    167,760,352   77,540,251    158,431,877   58,858,154
Salomon Brothers U.S. Government.............  1,037,203,164    7,029,787    988,015,214      315,323
Scudder Global Equity........................              0   24,514,372              0   20,997,587
State Street Research Aggressive Growth......              0  343,406,618              0  352,138,688
State Street Research Aurora.................              0  186,162,872              0  124,132,167
State Street Research Bond Income............  1,756,363,243  263,234,716  1,721,164,125  291,760,655
State Street Research Diversified............  1,057,227,044  626,642,552    888,311,110  783,577,258
State Street Research Investment Trust.......              0  679,247,822              0  683,613,414
State Street Research Large Cap Value........              0   41,088,036              0    8,961,870
T. Rowe Price Large Cap Growth...............              0   28,758,201              0   25,874,807
T. Rowe Price Small Cap Growth...............              0   29,924,380              0   31,665,611
Zenith Equity................................              0   29,327,079              0   81,107,678

   CALL OPTIONS WRITTEN
   The Jennison Growth Portfolio transactions in options written during the period ended June 30, 2003 were as follows:

                                                   NUMBER OF PREMIUMS
                                                   CONTRACTS RECEIVED
                                                   --------- --------
          Options outstanding at December 31, 2002      0     $    0
          Options Written.........................    237      2,370
                                                      ---     ------
          Options outstanding at June 30, 2003....    237     $2,370
                                                      ===     ======

                                    MSF-268

METROPOLITAN SERIES FUND, INC.

3. EXPENSES:

   INVESTMENT MANAGEMENT AGREEMENTS:

   MetLife Advisers, LLC. (MetLife Advisers) is the investment adviser to the Portfolios. The Fund has entered into investment management agreements with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the annual rate of:

                                 MANAGEMENT
                               FEES EARNED BY
                                  METLIFE
                                  ADVISERS       ANNUAL
                                FOR THE SIX    PERCENTAGE           BASED ON PORTFOLIOS
                                MONTHS ENDED  RATES PAID TO       AVERAGE DAILY NET ASSET
PORTFOLIO                      JUNE 30, 2003     ADVISER               VALUE LEVELS
---------                      -------------- ------------- ------------------------------------
Alger Equity Growth...........   $1,765,575       0.750%    Of the first $1 billion
                                                  0.700%    Of amounts in excess of $1 billion
Balanced......................      392,412       0.700%    Of the first $200 million
                                                  0.675%    Of amounts in excess of $200 million
Capital Guardian U.S. Equity..    1,055,545       0.700%    Of the first $200 million
                                                  0.650%    Of the next $300 million
                                                  0.600%    Of the next $1.5 billion
                                                  0.550%    Of amounts in excess of $2 billion
Davis Venture Value...........    3,603,639       0.750%    Of the first $1 billion
                                                  0.700%    Of amounts in excess of $1 billion
FI Mid Cap Opportunities......       35,866       0.800%    Of the first $250 million
                                                  0.750%    Of the next $500 million
                                                  0.700%    Of amounts in excess of $750 million
FI Structured Equity..........    1,621,674       0.700%    Of the first $200 million
                                                  0.650%    Of the next $300 million
                                                  0.600%    Of the next $1.5 billion
                                                  0.550%    Of amounts in excess of $2 billion
Franklin Templeton Small Cap
 Growth.......................      120,118       0.900%    Of the first $500 million
                                                  0.850%    On amounts in excess of $500 million
Harris Oakmark Focused Value..    2,696,217       0.750%    Of all assets
Harris Oakmark Large Cap Value      989,925       0.750%    Of the first $250 million
                                                  0.700%    On amounts in excess of $250 million
Janus Mid Cap.................    2,441,696       0.750%    Of the first $100 million
                                                  0.700%    Of the next $400 million
                                                  0.650%    On amounts in excess of $500 million
Jennison Growth...............    1,280,741       0.700%    Of the first $200 million
                                                  0.650%    Of the next $300 million
                                                  0.600%    Of the next $1.5 billion
                                                  0.550%    Of amounts in excess of $2 billion
Lehman Brothers Aggregate
 Bond Index...................      652,391       0.250%    Of all assets
Loomis Sayles Small Cap.......    1,298,787       0.900%    Of the first $500 million
                                                  0.850%    Of amounts in excess of $500 million
Met/Putnam Voyager............      200,726       0.800%    Of the first $500 million
                                                  0.750%    Of the next $500 million
                                                  0.700%    On amounts in excess of $1 billion
MetLife Mid Cap Stock Index...      186,413       0.250%    Of all assets
MetLife Stock Index...........    3,786,532       0.250%    Of all assets
MFS Investors Trust...........      173,476       0.750%    Of all assets
MFS Research Managers.........      109,349       0.750%    Of all assets
MFS Total Return..............      358,209       0.500%    Of all assets
Morgan Stanley EAFE Index.....      216,245       0.300%    Of all assets
Neuberger Berman Partners Mid
 Cap Value....................      611,249       0.700%    Of the first $100 million
                                                  0.675%    Of the next $250 million
                                                  0.650%    Of the next $500 million
                                                  0.625%    Of the next $750 million
                                                  0.600%    On amounts in excess of $1.6 billion
Putnam International Stock....    1,292,262       0.900%    Of the first 500 million
                                                  0.850%    Of the next $500 million
                                                  0.800%    On amounts in excess of $1 billion
Russell 2000 Index............      201,607       0.250%    Of all assets
Salomon Brothers Strategic          555,449       0.650%    Of all assets
 Bond Opportunities...........

                                    MSF-269

METROPOLITAN SERIES FUND, INC.

                                 MANAGEMENT
                               FEES EARNED BY
                                  METLIFE
                                  ADVISERS       ANNUAL
                                FOR THE SIX    PERCENTAGE           BASED ON PORTFOLIOS
                                MONTHS ENDED  RATES PAID TO       AVERAGE DAILY NET ASSET
PORTFOLIO                      JUNE 30, 2003     ADVISER               VALUE LEVELS
---------                      -------------- ------------- ------------------------------------
Salomon Brothers U.S.            $  752,288       0.550%    Of all assets
 Government...................
Scudder Global Equity.........      473,684       0.900%    Of the first $50 million
                                                  0.550%    Of the next $50 million
                                                  0.500%    Of the next $400 million
                                                  0.475%    On amounts in excess of $500 million
State Street Research             2,615,913       0.750%    Of the first $500 million
 Aggressive Growth............
                                                  0.700%    Of the next $500 million
                                                  0.650%    On amounts in excess of $1 billion
State Street Research Aurora..    1,682,514       0.850%    Of the first $500 million
                                                  0.800%    Of the next $500 million
                                                  0.750%    On amounts in excess of $1 billion
State Street Research Bond        2,034,659       0.400%    Of the first $1 billion
 Income.......................
                                                  0.350%    Of the next $1 billion
                                                  0.300%    Of the next $1 billion
                                                  0.250%    Of amounts in excess of $3 billion
State Street Research             3,800,215       0.500%    Of the first $500 million
 Diversified..................
                                                  0.450%    Of the next $500 million
                                                  0.400%    On amounts in excess of $1 billion
State Street Research             3,940,966       0.550%    Of the first $500 million
 Investment Trust.............
                                                  0.500%    Of the next $500 million
                                                  0.450%    On amounts in excess of $1 billion
State Street Research Large          76,213       0.700%    Of the first $250 million
 Cap Value....................
                                                  0.650%    Of the next $500 million
                                                  0.600%    On amounts in excess of $750 million
State Street Research Money         943,110       0.350%    Of the first $1 billion
 Market.......................
                                                  0.300%    Of the next $1 billion
                                                  0.250%    Of amounts in excess of $2 billion
T. Rowe Price Large Cap Growth      429,719       0.700%    Of the first $50 million
                                                  0.600%    On amounts in excess of $50 million
T. Rowe Price Small Cap Growth      559,215       0.550%    Of the first $100 million
                                                  0.500%    Of the next $300 million
                                                  0.450%    On amounts in excess of $400 million

   Certain officers and directors of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

   The Fund and MetLife Advisers have entered into various investment subadvisory agreements. State Street Research & Management Company, a subsidiary of Metropolitan Life, is compensated to provide subadvisory services for the State Street Research Bond Income, State Street Research Money Market, State Street Research Investment Trust, State Street Research Diversified, State Street Research Aggressive Growth, State Street Research Aurora and State Street Research Large Cap Value Portfolios.

                                         FEES EARNED BY STATE STREET RESEARCH &
                                               MANAGEMENT COMPANY FOR THE
 PORTFOLIO                                   SIX MONTHS ENDED JUNE 30, 2003
 ---------                               --------------------------------------
 State Street Research Aggressive Growth               $1,493,915
 State Street Research Aurora...........                1,051,699
 State Street Research Bond Income......                  827,766
 State Street Research Diversified......                2,328,645
 State Street Research Investment Trust.                2,565,325
 State Street Research Large Cap Value..                   48,994
 State Street Research Money Market.....                  239,287

   Metropolitan Life is the investment subadviser for the MetLife Stock Index, Lehman Brothers Aggregate Bond Index, Russell 2000 Index, Morgan Stanley EAFE Index, and the MetLife Mid Cap Stock Index Portfolios. MetLife Advisers pays Metropolitan Life an investment subadvisory fee for each Index Portfolio equal to the costs incurred by Metropolitan Life in providing sub-investment management services to the Portfolio.

                                    MSF-270

METROPOLITAN SERIES FUND, INC.

                                                   FEES EARNED BY
                                             METROPOLITAN LIFE FOR THE
      PORTFOLIO                            SIX MONTHS ENDED JUNE 30, 2003
      ---------                            ------------------------------
      Lehman Brothers Aggregate Bond Index            $ 78,287
      MetLife Mid Cap Stock Index.........              22,370
      MetLife Stock Index.................             454,384
      Morgan Stanley EAFE Index...........              21,625
      Russell 2000 Index..................              24,193

   Putnam Investment Management, LLC. is compensated to provide sub-investment management services for the Met/Putnam Voyager Portfolio and the Putnam International Stock Portfolio. Janus Capital Corporation is compensated to provide sub-investment management services for the Janus Mid Cap Portfolio.
   T. Rowe Price Associates, Inc. is compensated to provide sub-investment management services for the T. Rowe Price Small Cap Growth and the T. Rowe Price Large Cap Growth Portfolios.

   Deutsche Asset Management is compensated to provide sub-investment management services for the Scudder Global Equity Portfolio. Harris Associates, L.P., is compensated to provide sub-investment management services for the Harris Oakmark Focused Value and Harris Oakmark Large Cap Value Portfolios. Neuberger Berman Management, Inc. is compensated to provide sub-investment management services for the Neuberger Berman Partners Mid Cap Value Portfolio. Franklin Advisers, Inc. is compensated to provide sub-investment management services for the Franklin Templeton Small Cap Growth Portfolio.

   Salomon Brothers Asset Management Inc. is compensated to provide sub-investment management services for the Salomon Brothers Strategic Bond Opportunities Portfolio and Salomon Brothers U.S. Government Portfolio; Loomis, Sayles & Company, L.P. ("Loomis Sayles") is compensated to provide sub-investment management services for the Loomis Sayles Small Cap Portfolio; Wellington Management Company, LLP ("Wellington") is compensated to provide sub-investment management services for the Balanced Portfolio; Fred Alger Management, Inc. ("Alger") is compensated to provide sub-investment management services for the Alger Equity Growth Portfolio; Davis Selected Advisers, L.P. ("Davis") is compensated to provide sub-investment management services for the Davis Venture Value Portfolio; Massachusetts Financial Services Company ("MFS") is compensated to provide sub-investment management services for the MFS Investors Trust Portfolio, MFS Total Return Portfolio and MFS Research Managers Portfolio; Fidelity Management & Research Company ("FMR") is compensated to provide sub-investment management services for the FI Mid Cap Opportunities Portfolio and FI Structured Equity Portfolio; Capital Guardian Trust Company ("Capital Guardian") is compensated to provide sub-investment management services for the Capital Guardian US Equity Portfolio; Jennison Associates LLC ("Jennison") is compensated to provide sub-investment management services for the Jennison Growth Portfolio.

   SERVICE AND DISTRIBUTION FEES:

   The Fund has adopted Distribution Plans under Rule 12b-1 of the 1940 Act for the Fund's Class B and Class E Shares. Under the Distribution Plans, the Class B and Class E shares of the Fund pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for, promoting or selling, and servicing the Class B and Class E shares of the Portfolio. The fees under the Distribution Plans for each applicable class of a Portfolio's Shares is calculated as a percentage of that Portfolio's average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for the Class B shares and 0.15% per year for the Class E shares. Amounts paid by each Portfolio for the six months ended June 30, 2003 are shown as Service and Distribution fees in the Statement of Operations of the respective Portfolios.

   EXPENSE AGREEMENT:

   Pursuant to an expense agreement relating to each class of FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Met/Putnam Voyager, MFS Investors Trust, MFS Research Managers, Morgan Stanley EAFE Index and State Street Research Large Cap Value, MetLife Advisers has agreed to pay, until April 30, 2004, the operating expenses (not including amortization of expenses, brokerage costs, interest, taxes, or extraordinary expenses) in excess of stated annual expense limits. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of each class of such Portfolios (other than Met/Putnam Voyager and Morgan Stanley EAFE Index) to repay MetLife Advisers in future years, if any, when a class' expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class' stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of a Portfolio is obligated to repay any expense paid by MetLife Advisers more than three years in the case of Franklin

                                    MSF-271

METROPOLITAN SERIES FUND, INC.

   Templeton Small Cap Growth, MFS Investors Trust and MFS Research Managers, and five in the case of FI Mid Cap Opportunities and State Street Research Large Cap Value, after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of each Portfolio's net average daily net assets) in effect from May 1, 2003 to April 30, 2004 are as follows:

         PORTFOLIO                             EXPENSE LIMIT AGREEMENT
         ---------                             ----------------------
                                               CLASS A CLASS B CLASS E
                                               ------- ------- -------
         FI Mid Cap Opportunities.............  1.05%   1.30%   1.20%
         Franklin Templeton Small Cap Growth..  1.15%   1.40%   1.30%
         Met/Putnam Voyager...................  1.00%   1.25%   1.15%
         MFS Investors Trust..................  1.00%   1.25%   1.15%
         MFS Research Managers................  1.00%   1.25%   1.15%
         Morgan Stanley EAFE Index............  0.75%   1.00%   0.90%
         State Street Research Large Cap Value  0.95%   1.20%   1.10%

   As of June 30, 2003, the amounts of expenses deferred for each Portfolio, are as follows:

                                                   EXPENSES DEFERRED IN
                                      -----------------------------------------------
                                        2000       2001       2001      2002       2002    2002
                                      --------    -------    -------    -----    -------- -------
                                         (SUBJECT TO REPAYMENT UNTIL DECEMBER 31,)
                                      -----------------------------------------------
PORTFOLIO                               2003       2003       2004      2004       2005    2007
---------                             --------    -------    -------    -----    -------- -------
FI Mid Cap Opportunities.............       --         --         --       --          -- $89,170
Franklin Templeton Small Cap Growth..       --         --    $69,557       --    $ 85,285      --
MFS Investors Trust.................. $ 87,655         --     96,274       --     126,450      --
MFS Research Managers................  109,531         --     76,976       --      85,515      --
Salomon Brothers U.S. Government.....       --    $11,105         --       --          --      --
State Street Research Large Cap Value       --         --         --       --          --  65,157

   For the six months ended June 30, 2003 MLA recovered $11,105 of deferred expense from Salomon Brothers U.S. Government Portfolio.

4. SECURITIES LENDING:

   The Fund has entered into a securities lending arrangement with the Fund's custodian, State Street Bank and Trust Company (the "custodian"). Under the agreement, the custodian is authorized to loan securities on the Portfolios behalf. In exchange, the Portfolio receives either cash or securities collateral against the loaned securities. Each Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign securities), at each loan's inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. The cash collateral is invested in the Navigator Securities Lending Prime Portfolio, which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Fund receives 70% of the annual net income from lending transactions, which is included in interest income of the respective Portfolios. The remaining 30% is paid to the Custodian as compensation for its securities lending services. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Portfolios with outstanding loans at June 30, 2003 are footnoted at the end of each applicable Portfolio's statement of investments.

5. ACQUISITIONS:

   On April 25, 2003, the Metropolitan Series Fund State Street Research Money Market Portfolio (Met-MM) acquired all of the net assets of the General American Capital Company Money Market Fund (GACC-MM) pursuant to a plan of reorganization approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 4,418,122 shares of Met-MM Class A shares (valued at $441.8 million) in exchange for the 19,942,538 shares of GACC-MM outstanding (valued at $441.8 million) on April 25, 2003.

                                    MSF-272

METROPOLITAN SERIES FUND, INC.

   The aggregate net assets of Met-MM and GACC-MM immediately before the acquisition were $390,853,671 and $441,812,202 respectively. The aggregate net assets of Met-MM immediately after the acquisition were $832,665,873.

   On April 25, 2003, the Metropolitan Series Fund MetLife Stock Index Portfolio (Met-SI) acquired all of the net assets of the General American Capital Company S&P 500 Index Fund (GACC-S&P) pursuant to a plan of reorganization approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 15,918,775 shares of Met-SI Class A shares (valued at $375.2 million) in exchange for the 11,546,780 shares of GACC-S&P outstanding (valued at $375.2 million) on April 25, 2003.

   The $375.2 million of GACC-S&P assets included $41.3 million of unrealized depreciation which was combined with the unrealized depreciation of Met-SI.

   The aggregate net assets of Met-SI and GACC-S&P immediately before the acquisition were $2,918,026,993 and $375,205,526, respectively. The aggregate net assets of Met-SI immediately after the acquisition were $3,293,232,520.

   On April 25, 2003, the Metropolitan Series Fund Lehman Brothers Aggregate Bond Index Portfolio (Met-LB) acquired all of the net assets of the General American Capital Company Bond Index Fund (GACC-BI) pursuant to a plan of reorganization approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 14,667,271 shares of Met-Lehman Class A shares (valued at $157.5 million) in exchange for the 5,029,810 shares of GACC-BI outstanding (valued at $157.5 million) on April 25, 2003.

   The $157.5 million of GACC-BI assets included $10.3 million of unrealized appreciation which was combined with the unrealized appreciation of Met-LB.

   The aggregate net assets of Met-LB and GACC-BI immediately before the acquisition were $484,292,703 and $157,526,500 respectively. The aggregate net assets of Met-LB immediately after the acquisition were $641,819,203.

   On April 25, 2003, the Metropolitan Series Fund State Street Research Large Cap Value Portfolio (Met-LCV) acquired all of the net assets of the General American Capital Company Managed Equity Fund (GACC-ME) pursuant to a plan of reorganization approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 3,283,888 shares of Met-LCV Class A shares (valued at $26.4 million) in exchange for the 875,717 shares of GACC-ME outstanding (valued at $26.4 million) on April 25, 2003.

   The $26.4 million of GACC-ME assets included $3.9 million of unrealized depreciation which was combined with the unrealized depreciation of Met-LCV.

   The aggregate net assets of Met-LCV and GACC-ME immediately before the acquisition were $13,475,245 and $26,402,459 respectively. The aggregate net assets of Met-LCV immediately after the acquisition were $39,877,703.

   On April 25, 2003, the Metropolitan Series Fund State Street Research Diversified Portfolio (Met-DIV) acquired all of the net assets of the General American Capital Company Asset Allocation Fund (GACC-AA) pursuant to a plan of reorganization approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 5,044,622 shares of Met-DIV Class A shares (valued at $65.7 million) in exchange for the 1,769,359 shares of GACC-AA outstanding (valued at $65.7 million) on April 25, 2003.

   The $65.7 million of GACC-AA assets included $.2 million of unrealized appreciation which was combined with the unrealized appreciation of Met-DIV.

   The aggregate net assets of Met-DIV and GACC-AA immediately before the acquisition were $1,697,743,074 and $65,731,431, respectively. The aggregate net assets of Met-DIV immediately after the acquisition were $1,763,474,505.

   On April 25, 2003, the Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio (Met-EAFE) acquired all of the net assets of the General American Capital Company International Index Fund (GACC-II) pursuant to a plan of reorganization approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 1,286,848 shares of Met-EAFE Class A shares (valued at $9.0 million) in exchange for the 639,930 shares of GACC-II outstanding (valued at $9.0 million) on April 25, 2003.

   The $9.0 million of GACC-II assets included $2.8 million of unrealized depreciation which was combined with the unrealized depreciation of Met-EAFE.

   The aggregate net assets of Met-EAFE and GACC-II immediately before the acquisition were $142,864,783 and $8,969,327, respectively. The aggregate net assets of Met-EAFE immediately after the acquisition were $151,834,110.

   On April 25, 2003, the Metropolitan Series Fund State Street Research Aggressive Growth Portfolio (Met-AG) acquired all of the net assets of the General American Capital Company Mid-Cap Equity Fund (GACC-MC) pursuant to a plan of reorganization

                                    MSF-273

METROPOLITAN SERIES FUND, INC.

   approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 364,943 shares of Met-AG Class A shares (valued at $4.9 million) in exchange for the 398,473 shares of GACC-MC outstanding (valued at $4.9 million) on April 25, 2003.

   The $4.9 million of GACC-MC assets included $0.2 million of unrealized appreciation which was combined with the unrealized appreciation of Met-AG.

   The aggregate net assets of Met-AG and GACC-MC immediately before the acquisition were $712,377,891 and $4,937,680, respectively. The aggregate net assets of Met-AG immediately after the acquisition were $717,315,570.

   On April 25, 2003, the Metropolitan Series Fund State Street Research Aurora Portfolio (Met-AUR) acquired all of the net assets of the General American Capital Company Small-Cap Equity Fund (GACC-SC) pursuant to a plan of reorganization approved on April 25, 2003. The acquisition was accomplished by a tax free exchange of 2,995,052 shares of Met-AUR Class A shares (valued at $32.6 million) in exchange for the 977,693 shares of GACC-SC outstanding (valued at $32.6 million) on April 25, 2003.

   The $32.6 million of GACC-SC assets included $3.3 million of unrealized depreciation which was combined with the unrealized depreciation of Met-AUR.

   The aggregate net assets of Met-AUR and GACC-SC immediately before the acquisition were $379,323,460 and $32,616,116 respectively. The aggregate net assets of Met-AUR immediately after the acquisition were $411,939,576.

                                    MSF-274

METROPOLITAN SERIES FUND, INC.

 SHAREHOLDER VOTE (UNAUDITED)


At a Special Meeting of Shareholders of the Janus Growth Portfolio held on April 25, 2003 such shareholders voted for the following proposal:

                                                                                    FOR    AGAINST ABSTAIN   TOTAL
                                                                                 --------- ------- ------- ---------
1. To approve an agreement and Plan of Reorganization for the sale of all        3,368,517 116,810 160,479 3,645,806
   of the assets of Janus Growth Portfolio ("the Met Series") to, and the
   assumption of all of the liabilities of the Met Series by Janus Aggressive
   Growth Portfolio ("the Met Investors Series"), a series of the Met
   Investors Series Trust, in exchange for shares of the Met Investors
   Series and the distribution of such shares to the shareholders of the
   Met Series in complete liquidation of the Met Series.

                                    MSF-275

Please note that the portfolio performance information provided in this report does not include withdrawal or surrender charges or Separate Account policy or contract charges (general administrative expenses, mortality and expense risk charges or cost of insurance charges). For information regarding performance for your variable life insurance policy or variable annuity contract, please contact your sales representative. Additional information regarding MetLife products and services is available by calling 1-800-METLIFE or by visiting our web site at www.metlife.com.

Some Portfolios appearing in this report may not be available under your variable life insurance or variable annuity product. Refer to the prospectus for more information.

This report has been prepared for the owners and prospective owners of various insurance policies and annuity contracts issued by Metropolitan Life Insurance Company, a wholly-owned subsidiary of MetLife, Inc., and Metropolitan Tower Life Insurance Company, a wholly-owned subsidiary of Metropolitan Life, and shareholders of Metropolitan Series Fund, Inc., Met Investors Series Trust and American Funds Insurance Series. This report is not authorized for distribution to prospective purchasers of any of those policies or contracts unless preceded or accompanied by the current prospectus for the appropriate contract or policy and for Metropolitan Series Fund, Met Investors Series Trust and American Funds Insurance Series, which contain other important information including applicable fees and expenses.

                         If you want more information,
                   please contact your sales representative.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The President and Treasurer of the registrant have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days from the date hereof. Based on that evaluation, they have concluded that the registrant's disclosure controls and procedures were effective.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not applicable.

   (2) Certifications required by Rule 30a-2(a) under the Act.

(b)    Certification required by Rule 30a-2(b) under the Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        METROPOLITAN SERIES FUND, INC.


                                        By:  /s/ Anne M. Goggin
                                             -----------------------------
                                        Name: Anne M. Goggin
                                        Title: President
                                        Date: August 25, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  August 25, 2003                  By:  /s/ Anne M. Goggin
                                        -----------------------------------
                                        Name: Anne M. Goggin
                                        Title:  President



Date:  August 25, 2003                  By:  /s/ Peter H. Duffy
                                        -----------------------------------
                                        Name: Peter H. Duffy
                                        Title:  Treasurer

                                  EXHIBIT LIST

10(a)(2)(a) Certification of the Principal Executive Officer required by Rule
            30a-2(a) under the Act
        (b) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

10(b)       Certification required by Rule 30a-2(b) under the Act